UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6067

DIMENSIONAL INVESTMENT GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One,

Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019 – April 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

P.L.C.	Public Limited Company
SA	Special Assessment
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes

^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2020.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.92, $7.69 and 2.43%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$956.10	0.15%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$950.80	0.18%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$827.00	0.27%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$752.90	0.47%	$2.05
Class R2 Shares	$1,000.00	$752.50	0.62%	$2.70
Institutional Class Shares	$1,000.00	$753.10	0.37%	$1.61
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.53	0.47%	$2.36
Class R2 Shares	$1,000.00	$1,021.78	0.62%	$3.12
Institutional Class Shares	$1,000.00	$1,023.02	0.37%	$1.86
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$757.10	0.52%	$2.27
Hypothetical 5% Annual Return	$1,000.00	$1,022.28	0.52%	$2.61
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$919.20	0.19%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$906.50	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$824.20	0.32%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$815.30	0.37%	$1.67
Hypothetical 5% Annual Return	$1,000.00	$1,023.02	0.37%	$1.86
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$789.10	0.52%	$2.31
Hypothetical 5% Annual Return	$1,000.00	$1,022.28	0.52%	$2.61
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$984.30	0.25%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$827.90	0.18%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio

Corporate	34.8%
Government	27.6%
Foreign Corporate	27.5%
Foreign Government	9.5%
Supranational	0.6%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	11.3%
Consumer Discretionary	11.0%
Consumer Staples	7.2%
Energy	2.7%
Financials	10.7%
Health Care	15.6%
Industrials	10.0%
Information Technology	25.3%
Materials	3.5%
Real Estate	0.2%
Utilities	2.5%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	8.6%
Consumer Discretionary	12.3%
Consumer Staples	6.7%
Energy	3.4%
Financials	13.0%
Health Care	13.5%
Industrials	11.4%
Information Technology	24.3%
Materials	3.7%
Real Estate	0.2%
Utilities	2.9%

100.0%

U.S. Small Cap Portfolio
Communication Services	3.3%
Consumer Discretionary	13.6%
Consumer Staples	4.7%
Energy	2.9%
Financials	19.4%
Health Care	11.1%
Industrials	19.7%
Information Technology	15.9%
Materials	5.0%
Real Estate	0.5%
Utilities	3.9%

100.0%

U.S. Targeted Value Portfolio
Communication Services	3.0%
Consumer Discretionary	13.9%
Consumer Staples	4.7%
Energy	6.8%
Financials	26.0%
Health Care	5.3%
Industrials	20.3%
Information Technology	11.8%
Materials	7.7%
Real Estate	0.3%
Utilities	0.2%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	7.6%
Consumer Discretionary	11.4%
Consumer Staples	6.3%
Energy	3.3%
Financials	14.2%
Health Care	13.9%
Industrials	12.8%
Information Technology	24.0%
Materials	4.1%
Real Estate	0.2%
Utilities	2.2%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.5%
Consumer Discretionary	11.9%
Consumer Staples	4.4%
Energy	4.1%
Financials	22.7%
Health Care	11.8%
Industrials	19.8%
Information Technology	14.7%
Materials	5.1%
Real Estate	0.9%
Utilities	2.1%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	3.3%
Consumer Discretionary	14.0%
Consumer Staples	4.6%
Energy	7.4%
Financials	28.8%
Health Care	3.8%
Industrials	19.7%
Information Technology	11.0%
Materials	6.8%
Real Estate	0.2%
Utilities	0.4%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

U.S. Vector Equity Portfolio
Communication Services	7.5%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	4.8%
Financials	22.1%
Health Care	11.4%
Industrials	16.8%
Information Technology	14.5%
Materials	5.9%
Real Estate	0.5%
Utilities	1.4%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	5.4%
Consumer Discretionary	15.8%
Consumer Staples	9.9%
Energy	0.6%
Financials	2.6%
Health Care	14.9%
Industrials	13.5%
Information Technology	35.4%
Materials	1.8%
Utilities	0.1%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
	BONDS — (67.8%)
	AUSTRALIA — (1.3%)
	National Australia Bank, Ltd.
	2.500%, 01/12/21		2,500	$2,519,900
	Westpac Banking Corp.
(r)	2.543%, 08/19/21		2,105	2,106,619

	TOTAL AUSTRALIA			4,626,519

	BELGIUM — (3.0%)
	Dexia Credit Local SA
	2.000%, 01/22/21	EUR	9,000	10,014,926
	Euroclear Bank SA Floating Rate Note
(r)	0.096%, 07/10/20	EUR	937	1,026,708

	TOTAL BELGIUM			11,041,634

	CANADA — (6.1%)
	Bank of Montreal Floating Rate Note
(r)	0.151%, 09/28/21	EUR	406	442,625
(r)	0.011%, 03/14/22	EUR	2,000	2,166,701
	Bank of Montreal
	0.250%, 11/17/21	EUR	2,494	2,722,674
	Bank of Nova Scotia (The)
(r)	1.575%, 04/20/21		908	905,885
	Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	2,500	3,156,180
	National Bank of Canada
#	2.100%, 02/01/23		1,000	1,010,920
	Royal Bank of Canada Floating Rate Note
(r)	0.310%, 07/24/20	EUR	2,667	2,923,163
(r)	0.034%, 08/06/20	EUR	3,000	3,286,135
	Royal Bank of Canada
(r)	1.150%, 04/30/21		357	356,637
	Toronto-Dominion Bank (The) Floating Rate Note
(r)	0.011%, 09/08/20	EUR	1,429	1,564,804
	Toronto-Dominion Bank (The)
	0.625%, 03/08/21	EUR	3,500	3,839,079

	TOTAL CANADA			22,374,803

	DENMARK — (0.8%)
	Danske Bank A.S.
Ω	2.700%, 03/02/22		3,000	3,037,922

			Face
			Amount^	Value†
			(000)
	FRANCE — (2.4%)
	Agence Francaise de Developpement
	0.125%, 03/31/21	EUR	2,500	$2,747,487
	Bpifrance Financement SA
	0.100%, 02/19/21	EUR	900	988,318
	Caisse des Depots et Consignations
	1.000%, 01/25/21	GBP	700	885,134
	Sanofi
	0.000%, 03/21/22	EUR	1,000	1,096,937
	SNCF Reseau EPIC
	5.500%, 12/01/21	GBP	2,000	2,710,519
	Total Capital International SA
	2.250%, 12/17/20	GBP	375	475,233

	TOTAL FRANCE			8,903,628

	GERMANY — (6.4%)
	BMW US Capital LLC
(r)Ω	2.207%, 08/13/21		1,640	1,598,491
	Daimler Finance North America LLC
(r)Ω	2.141%, 05/04/20		500	500,000
	Deutsche Bahn Finance GMBH
	1.750%, 11/06/20	EUR	3,910	4,317,970
	0.000%, 07/19/21	EUR	400	437,647
	Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	30,000	3,060,970
	Land Berlin
	0.250%, 07/15/20	EUR	250	274,240
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.125%, 11/05/20	EUR	2,000	2,195,714
	Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		500	518,498
	State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.691%, 10/29/21	GBP	5,900	7,414,414
	Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,000	3,047,184

	TOTAL GERMANY			23,365,128

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	JAPAN — (6.4%)
	American Honda Finance Corp.
(r)	1.118%, 06/11/21		2,893	$2,866,005
	Mitsubishi UFJ Financial Group, Inc.
(r)	1.641%, 07/26/21		465	462,653
	Mizuho Financial Group, Inc.
(r)	1.913%, 09/13/21		800	799,801
	2.601%, 09/11/22		3,000	3,041,026
	Nissan Motor Acceptance Corp. Floating Rate Note
(r)Ω	1.261%, 03/15/21		1,700	1,617,907
	Shire Acquisitions Investments Ireland DAC
	2.400%, 09/23/21		515	522,763
	Sumitomo Mitsui Financial Group, Inc.
(r)	2.679%, 03/09/21		2,500	2,510,064
(r)	2.275%, 10/19/21		381	381,144
	3.102%, 01/17/23		500	518,149
	Total Capital Canada, Ltd.
	1.875%, 07/09/20	EUR	500	549,494
	1.125%, 03/18/22	EUR	3,000	3,332,799
	Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	4,500	3,260,354
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	1,700	1,849,274
	Toyota Motor Credit Corp.
	1.000%, 09/10/21	EUR	869	956,196
	0.750%, 07/21/22	EUR	210	230,563
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	500	544,144

	TOTAL JAPAN			23,442,336

	LUXEMBOURG — (0.1%)
	Luxembourg Government Bond
	3.375%, 05/18/20	EUR	455	499,160

	NETHERLANDS — (2.5%)
	BNG Bank NV
	5.375%, 06/07/21	GBP	600	795,914
	Shell International Finance BV
	1.625%, 03/24/21	EUR	5,599	6,214,812
	1.250%, 03/15/22	EUR	2,000	2,220,524

	TOTAL NETHERLANDS			9,231,250

	NORWAY — (2.0%)
	Equinor ASA
	2.000%, 09/10/20	EUR	1,415	1,559,537

			Face
			Amount^	Value†
			(000)
	NORWAY — (Continued)
	5.625%, 03/11/21	EUR	4,913	$5,625,571

	TOTAL NORWAY			7,185,108

	SINGAPORE — (0.2%)
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	500	551,228

	SPAIN — (1.3%)
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,500	1,509,666
	Santander UK Group Holdings P.L.C.
	2.875%, 10/16/20		500	502,884
	Telefonica Emisiones SA
	5.462%, 02/16/21		2,500	2,574,822

	TOTAL SPAIN			4,587,372

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
	European Investment Bank Floating Rate Note
(r)	0.948%, 05/21/21	GBP	500	630,768
	Nordic Investment Bank
	1.375%, 07/15/20	NOK	14,890	1,454,780

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			2,085,548

SWEDEN — (0.3%)
	Svenska Handelsbanken AB
	2.400%, 10/01/20		1,000	1,007,748

	SWITZERLAND — (2.1%)
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	2,827	3,128,370
	1.750%, 09/12/22	EUR	2,000	2,281,348
	Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	1,000	1,266,160
	Novartis Finance SA
	0.750%, 11/09/21	EUR	1,000	1,107,240

	TOTAL SWITZERLAND			7,783,118

	UNITED KINGDOM — (2.4%)
	Barclays P.L.C.
	2.875%, 06/08/20		500	500,521
	3.200%, 08/10/21		3,000	3,031,914
	BP Capital Markets P.L.C.
(r)Ω	1.611%, 09/16/21		500	490,744
	HSBC Holdings P.L.C.
(r)	3.339%, 05/25/21		2,170	2,177,306

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face
		Amount^		Value†
		(000)
UNITED KINGDOM — (Continued)
Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		500	$507,971
	Reynolds American Inc.
	4.000%, 06/12/22		913	949,879
	Vodafone Group P.L.C.
	2.500%, 09/26/22		1,000	1,025,967

	TOTAL UNITED KINGDOM			8,684,302

	UNITED STATES — (29.9%)
	Allergan, Inc.
	3.375%, 09/15/20		1,800	1,803,263
	Altria Group, Inc.
	4.750%, 05/05/21		635	655,177
	Amgen, Inc.
	2.200%, 05/11/20		1,000	1,000,250
	Anthem, Inc.
	2.500%, 11/21/20		3,048	3,070,348
	Apple, Inc.
	1.000%, 11/10/22	EUR	6,000	6,755,571
	AT&T, Inc.
	2.450%, 06/30/20		1,500	1,501,531
(r)	2.169%, 07/15/21		1,000	998,577
	Bank of America Corp.
	3.300%, 01/11/23		1,000	1,048,312
	Biogen, Inc.
	2.900%, 09/15/20		2,000	2,006,105
	BMW US Capital LLC
Ω	3.100%, 04/12/21		500	502,312
	Booking Holdings, Inc.
#	2.750%, 03/15/23		2,000	2,033,777
Boston Scientific Corp.
	3.375%, 05/15/22		1,465	1,527,745
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		2,900	2,954,465
	Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		200	202,537
	Capital One Financial Corp.
#	3.200%, 01/30/23		2,000	2,036,929
	Cardinal Health, Inc.
	4.625%, 12/15/20		1,000	1,016,191
	Caterpillar Financial Services Corp.
(r)	1.279%, 09/07/21		1,115	1,102,513
	Citibank NA
	2.100%, 06/12/20		1,000	1,000,215
	Citigroup, Inc.
(r)	2.953%, 08/02/21		1,600	1,599,048
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		2,200	2,661,298

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Comcast Corp.
(r)	1.873%, 10/01/21		500	$499,134
Constellation Brands, Inc.
	2.700%, 05/09/22		1,550	1,575,698
	3.200%, 02/15/23		1,500	1,563,775
CVS Health Corp.
	2.800%, 07/20/20		1,500	1,499,820
Daimler Finance North
	America LLC
Ω	2.550%, 08/15/22		1,450	1,430,845
Dominion Energy Gas
	Holdings LLC
(r)	1.341%, 06/15/21		3,000	2,973,444
FedEx Corp.
#	2.625%, 08/01/22		2,500	2,556,083
GE Capital International
	Funding Co., Unlimited Co.
	2.342%, 11/15/20		2,000	2,002,387
General Electric Co.
	4.650%, 10/17/21		500	519,336
General Mills, Inc.
(r)	1.716%, 04/16/21		1,325	1,318,027
Goldman Sachs Group, Inc.
	(The)
	3.625%, 01/22/23		2,000	2,099,083
	3.200%, 02/23/23		1,000	1,037,250
Hewlett Packard Enterprise
	Co.
(r)	1.464%, 03/12/21		2,000	1,981,165
HP, Inc.
	4.300%, 06/01/21		285	292,846
John Deere Capital Corp.
(r)	1.156%, 09/10/21		2,022	2,000,865
KeyCorp
	5.100%, 03/24/21		450	465,220
Kroger Co. (The)
#	2.800%, 08/01/22		1,500	1,552,941
Laboratory Corp. of America
	Holdings
	3.750%, 08/23/22		3,000	3,148,331
LyondellBasell Industries NV
	6.000%, 11/15/21		2,500	2,628,060
McKesson Corp.
	3.650%, 11/30/20		699	707,961
Merck & Co., Inc.
	1.125%, 10/15/21	EUR	1,700	1,882,401
Micron Technology, Inc.
	2.497%, 04/24/23		150	152,664
Morgan Stanley
	5.500%, 07/28/21		610	639,701
	3.125%, 01/23/23		2,700	2,807,697
Mylan, Inc.
Ω	3.125%, 01/15/23		1,650	1,667,128

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp.
(r) 1.750%, 06/30/21		3,000	$2,967,291
NetApp, Inc.
3.375%, 06/15/21		1,014	1,032,400
Newmont Corp.
3.625%, 06/09/21		2,800	2,836,199
Northrop Grumman Corp.
2.550%, 10/15/22		1,600	1,656,160
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		2,000	2,096,738
ONEOK Partners L.P.
3.375%, 10/01/22		3,500	3,399,707
Oracle Corp.
2.500%, 10/15/22		2,500	2,596,578
Pfizer, Inc.
0.250%, 03/06/22	EUR	2,000	2,199,589
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	1,500	1,688,100
Regions Financial Corp.
2.750%, 08/14/22		916	931,499
Ryder System, Inc.
2.875%, 06/01/22		1,984	1,981,293
Sunoco Logistics Partners Operations L.P.
4.650%, 02/15/22		3,000	2,997,012
Sysco Corp.
2.600%, 06/12/22		500	502,640
VMware, Inc.
2.950%, 08/21/22		2,264	2,296,986
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		2,500	2,551,431
Wells Fargo & Co.
(r) 2.594%, 03/04/21		696	697,915
(r) 2.016%, 07/26/21		2,272	2,269,606

TOTAL UNITED STATES			109,179,170

TOTAL BONDS			247,585,974

U.S. TREASURY OBLIGATIONS — (25.9%)
U.S. Treasury Bills
0.170%, 07/14/20		7,000	6,998,777

		Face
		Amount^	Value†
		(000)
	0.160%, 07/30/20	10,000	$9,997,406
U.S. Treasury Notes
	1.375%, 05/31/20	19,500	19,520,368
(r)	0.264%, 04/30/21	22,900	22,922,905
(r)	0.279%, 01/31/22	9,800	9,812,871
	1.875%, 02/28/22	24,500	25,246,485

TOTAL U.S. TREASURY OBLIGATIONS			94,498,812

TOTAL INVESTMENT SECURITIES (Cost $344,366,326)			342,084,786

COMMERCIAL PAPER — (6.1%)
Ω	Astrazeneca P.L.C.
	2.000%, 10/28/20	3,000	2,978,868
Ω	Bayer Corp. 2.450%,
	09/01/20	1,800	1,788,220
	Dow Chemical Co.
	1.629%, 07/29/20	2,500	2,488,438
Ω	Duke Energy Corp.
	1.740%, 05/13/20	3,000	2,999,133
Ω	Dupont De Nemours,
	Inc. 1.300%,
	07/07/20	2,500	2,493,951
Ω	Eni Finance USA, Inc.
	1.844%, 05/06/20	3,000	2,999,262
	Intesa Funding LLC
	2.234%, 05/19/20	1,000	999,703
Ω	Mondelez Intl, Inc.
	1.050%, 06/22/20	2,500	2,494,803
Ω	Walt Disney Co.
	1.450%, 07/31/20	3,000	2,989,367

TOTAL COMMERCIAL PAPER			22,231,745

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term
	Investment Fund	50,365	582,774

TOTAL INVESTMENTS — (100.0%) (Cost $367,170,036)			$364,899,305

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2020, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	6,662,799	USD	7,207,106	Bank of America Corp.	05/04/20	$94,319
USD	39,836,274	EUR	36,339,724	State Street Bank and Trust	05/04/20	13,403
EUR	29,676,925	USD	32,190,560	State Street Bank and Trust	05/04/20	330,885
USD	1,476,053	NOK	15,083,960	Citibank, N.A.	05/13/20	3,677

Total Appreciation						$442,284
USD	2,972,807	SEK	29,929,915	Bank of America Corp.	05/07/20	$(95,187)
USD	3,207,293	CAD	4,497,126	JP Morgan New York	05/13/20	(23,522)
USD	17,129,490	GBP	13,859,301	State Street Bank and Trust	06/23/20	(329,938)
USD	32,380,665	EUR	29,818,839	State Street Bank and Trust	06/26/20	(330,624)
USD	50,728,748	EUR	46,590,616	State Street Bank and Trust	07/16/20	(403,497)

Total (Depreciation)						$(1,182,768)

Total Appreciation (Depreciation)						$(740,484)

As of April 30, 2020, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,533	06/19/20	$386,467,005	$367,588,960	$(18,878,045)

Total Futures Contracts			$386,467,005	$367,588,960	$(18,878,045)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$4,626,519	—	$4,626,519
Belgium	—	11,041,634	—	11,041,634
Canada	—	22,374,803	—	22,374,803
Denmark	—	3,037,922	—	3,037,922
France	—	8,903,628	—	8,903,628
Germany	—	23,365,128	—	23,365,128
Japan	—	23,442,336	—	23,442,336
Luxembourg	—	499,160	—	499,160
Netherlands	—	9,231,250	—	9,231,250
Norway	—	7,185,108	—	7,185,108
Singapore	—	551,228	—	551,228
Spain	—	4,587,372	—	4,587,372
Supranational Organization Obligations	—	2,085,548	—	2,085,548
Sweden	—	1,007,748	—	1,007,748
Switzerland	—	7,783,118	—	7,783,118

12

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$8,684,302	—	$8,684,302
United States	—	109,179,170	—	109,179,170
U.S. Treasury Obligations	—	94,498,812	—	94,498,812
Commercial Paper	—	22,231,745	—	22,231,745
Securities Lending Collateral	—	582,774	—	582,774
Forward Currency Contracts**	—	(740,484)	—	(740,484)
Futures Contracts**	$(18,878,045)	—	—	(18,878,045)

TOTAL	$(18,878,045)	$364,158,821	—	$345,280,776

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

13

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (11.2%)
*	Alphabet, Inc., Class A	16,922	$22,788,857	1.5%
*	Alphabet, Inc., Class C	17,312	23,348,002	1.6%
	AT&T, Inc.	401,435	12,231,725	0.8%
	Comcast Corp., Class A	307,019	11,553,125	0.8%
*	Facebook, Inc., Class A	135,096	27,655,502	1.8%
*	Netflix, Inc.	18,609	7,812,989	0.5%
	Verizon Communications, Inc.	366,492	21,054,965	1.4%
	Walt Disney Co. (The)	79,718	8,621,502	0.6%
	Other Securities		36,054,223	2.4%

TOTAL COMMUNICATION SERVICES			171,120,890	11.4%

CONSUMER DISCRETIONARY — (10.9%)
*	Amazon.com, Inc.	22,833	56,488,842	3.7%
	Home Depot, Inc. (The)	48,615	10,687,035	0.7%
	McDonald’s Corp.	33,857	6,350,219	0.4%
	NIKE, Inc., Class B	75,915	6,618,270	0.4%
	Other Securities		85,536,632	5.8%

TOTAL CONSUMER DISCRETIONARY			165,680,998	11.0%

CONSUMER STAPLES — (7.1%)
	Coca-Cola Co. (The)	216,698	9,944,271	0.7%
	Costco Wholesale Corp.	21,925	6,643,275	0.4%
	PepsiCo, Inc.	83,963	11,107,465	0.7%
	Procter & Gamble Co. (The)	138,633	16,340,672	1.1%
	Walmart, Inc.	81,093	9,856,854	0.7%
	Other Securities		54,127,278	3.6%

TOTAL CONSUMER STAPLES			108,019,815	7.2%

ENERGY — (2.7%)
	Chevron Corp.	104,302	9,595,784	0.6%
	Exxon Mobil Corp.	187,582	8,716,935	0.6%
	Other Securities		22,625,977	1.5%

TOTAL ENERGY			40,938,696	2.7%

FINANCIALS — (10.6%)
	Bank of America Corp.	365,022	8,778,779	0.6%
*	Berkshire Hathaway, Inc., Class B	86,398	16,187,529	1.1%
	JPMorgan Chase & Co.	169,944	16,273,837	1.1%
	Other Securities		120,794,484	7.9%

TOTAL FINANCIALS			162,034,629	10.7%

HEALTH CARE — (15.4%)
	Abbott Laboratories	79,440	7,315,630	0.5%
	Amgen, Inc.	36,039	8,621,250	0.6%
	Bristol-Myers Squibb Co.	123,800	7,528,278	0.5%
	Eli Lilly and Co.	52,210	8,073,754	0.5%
	Gilead Sciences, Inc.	81,676	6,860,784	0.5%
	Johnson & Johnson	172,825	25,930,663	1.7%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Medtronic P.L.C	58,258	$5,687,729	0.4%
	Merck & Co., Inc.	138,496	10,988,273	0.7%
	Pfizer, Inc.	336,339	12,901,964	0.9%
	Thermo Fisher Scientific, Inc.	19,474	6,517,558	0.4%
	UnitedHealth Group, Inc.	55,951	16,363,989	1.1%
	Other Securities		118,763,482	7.8%

TOTAL HEALTH CARE			235,553,354	15.6%

INDUSTRIALS — (9.9%)
	Lockheed Martin Corp.	15,478	6,021,871	0.4%
	Union Pacific Corp.	44,450	7,102,666	0.5%
	Other Securities		138,465,538	9.2%

TOTAL INDUSTRIALS			151,590,075	10.1%

INFORMATION TECHNOLOGY — (25.1%)
	Accenture P.L.C., Class A	39,462	7,307,968	0.5%
*	Adobe, Inc.	21,707	7,676,463	0.5%
	Apple, Inc.	265,289	77,941,908	5.2%
	Broadcom, Inc.	22,198	6,029,421	0.4%
	Cisco Systems, Inc.	239,412	10,146,281	0.7%
	Intel Corp.	314,607	18,870,128	1.3%
	International Business Machines Corp.	65,599	8,236,610	0.6%
	Mastercard, Inc., Class A	54,412	14,961,668	1.0%
	Microsoft Corp.	385,398	69,067,176	4.6%
	NVIDIA Corp.	21,467	6,274,375	0.4%
	Oracle Corp.	126,696	6,711,087	0.5%
*	PayPal Holdings, Inc.	51,348	6,315,804	0.4%
*	salesforce.com, Inc.	37,167	6,019,196	0.4%
	Texas Instruments, Inc.	55,377	6,427,608	0.4%
	Visa, Inc., Class A	90,905	16,246,542	1.1%
	Other Securities		113,817,704	7.4%

TOTAL INFORMATION TECHNOLOGY			382,049,939	25.4%

MATERIALS — (3.5%)
	Other Securities		52,973,386	3.5%

REAL ESTATE — (0.2%)
	Other Securities		2,299,085	0.1%

UTILITIES — (2.5%)
	Other Securities		38,092,656	2.5%

TOTAL COMMON STOCKS (Cost $1,102,550,176)			1,510,353,523	100.2%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%		4,782,055	4,782,055	0.3%

15

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	835,461	$9,667,124	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $1,116,996,798)		$1,524,802,702	101.2%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$171,120,890	—	—	$171,120,890
Consumer Discretionary	165,680,998	—	—	165,680,998
Consumer Staples	108,019,815	—	—	108,019,815
Energy	40,938,696	—	—	40,938,696
Financials	162,034,629	—	—	162,034,629
Health Care	235,553,354	—	—	235,553,354
Industrials	151,590,075	—	—	151,590,075
Information Technology	382,049,939	—	—	382,049,939
Materials	52,973,386	—	—	52,973,386
Real Estate	2,299,085	—	—	2,299,085
Utilities	38,092,656	—	—	38,092,656
Temporary Cash Investments	4,782,055	—	—	4,782,055
Securities Lending Collateral	—	$9,667,124	—	9,667,124

TOTAL	$1,515,135,578	$9,667,124	—	$1,524,802,702

See accompanying Notes to Financial Statements.

16

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$19,576,237,689

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$19,576,237,689

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

17

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.7%)
COMMUNICATION SERVICES — (2.8%)
	News Corp., Class A	2,724,048	$26,995,316	0.3%
	Other Securities		218,317,450	2.6%

TOTAL COMMUNICATION SERVICES			245,312,766	2.9%

CONSUMER DISCRETIONARY — (13.0%)
*	AutoNation, Inc.	839,009	31,244,695	0.4%
	BorgWarner, Inc.	1,470,233	42,004,557	0.5%
	Lear Corp.	300,391	29,333,181	0.4%
	Marriott Vacations Worldwide Corp.	326,761	27,121,163	0.3%
	Toll Brothers, Inc.	1,439,665	34,580,753	0.4%
	Other Securities		978,730,052	11.6%

TOTAL CONSUMER DISCRETIONARY			1,143,014,401	13.6%

CONSUMER STAPLES — (4.4%)
	Bunge, Ltd.	1,149,305	45,592,929	0.6%
*	Darling Ingredients, Inc.	1,437,572	29,599,608	0.4%
	Ingredion, Inc.	383,663	31,153,436	0.4%
*	Post Holdings, Inc.	585,683	53,794,984	0.6%
*	US Foods Holding Corp.	1,517,554	32,627,411	0.4%
	Other Securities		194,175,239	2.2%

TOTAL CONSUMER STAPLES			386,943,607	4.6%

ENERGY — (6.4%)
	HollyFrontier Corp	1,141,788	37,724,676	0.5%
	Other Securities		522,857,649	6.2%

TOTAL ENERGY			560,582,325	6.7%

FINANCIALS — (24.3%)
	Assured Guaranty, Ltd.	1,084,911	32,254,404	0.4%
*	Athene Holding, Ltd., Class A	1,353,346	36,540,342	0.4%
	Invesco, Ltd.	3,055,091	26,334,884	0.3%
	Investors Bancorp, Inc.	2,897,342	26,974,254	0.3%
	Legg Mason, Inc.	569,464	28,376,391	0.3%
	New York Community Bancorp, Inc.	3,919,604	42,566,899	0.5%
	PacWest Bancorp	1,349,803	27,320,013	0.3%
	People’s United Financial, Inc.	4,138,862	52,522,159	0.6%
	Popular, Inc.	858,309	33,122,144	0.4%
#	Santander Consumer USA Holdings, Inc.	2,050,676	31,970,039	0.4%
	TCF Financial Corp.	1,083,948	32,182,416	0.4%
	Unum Group	1,628,926	28,424,759	0.3%
	Valley National Bancorp	3,458,658	28,914,381	0.3%
	Voya Financial, Inc.	1,047,678	47,323,615	0.6%
	Zions Bancorp NA	1,372,635	43,388,992	0.5%
	Other Securities		1,621,600,106	19.4%

TOTAL FINANCIALS			2,139,815,798	25.4%

HEALTH CARE — (5.0%)
*	DaVita, Inc.	354,776	28,030,852	0.3%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Perrigo Co. P.L.C	736,386	$39,249,374	0.5%
	Other Securities		369,916,664	4.4%

TOTAL HEALTH CARE			437,196,890	5.2%

INDUSTRIALS — (19.0%)
	Air Lease Corp.	1,163,001	30,412,476	0.4%
	AMERCO	98,214	27,512,688	0.3%
#*	Colfax Corp.	1,113,524	28,717,784	0.4%
#*	FTI Consulting, Inc.	269,534	34,327,850	0.4%
#	Knight-Swift Transportation Holdings, Inc.	1,630,770	60,632,029	0.7%
	Oshkosh Corp.	446,066	30,122,837	0.4%
	Owens Corning	1,006,678	43,649,558	0.5%
	Quanta Services, Inc.	802,999	29,197,044	0.4%
#	Trinity Industries, Inc.	1,363,145	26,295,067	0.3%
#*	XPO Logistics, Inc.	544,449	36,336,526	0.4%
	Other Securities		1,327,063,705	15.7%

TOTAL INDUSTRIALS			1,674,267,564	19.9%

INFORMATION TECHNOLOGY — (11.1%)
*	Arrow Electronics, Inc.	860,619	54,150,147	0.6%
	Avnet, Inc.	1,079,631	32,410,523	0.4%
*	CACI International, Inc., Class A	133,579	33,413,451	0.4%
*	Fabrinet	448,250	28,127,687	0.3%
	Jabil, Inc.	1,183,381	33,655,356	0.4%
	SYNNEX Corp.	365,094	31,967,631	0.4%
*	Tech Data Corp.	455,346	64,039,861	0.8%
	Other Securities		697,285,578	8.3%

TOTAL INFORMATION TECHNOLOGY			975,050,234	11.6%

MATERIALS — (7.2%)
	Huntsman Corp.	1,809,765	30,422,150	0.4%
	Reliance Steel & Aluminum Co.	666,800	59,731,944	0.7%
	Steel Dynamics, Inc.	1,402,028	34,027,220	0.4%
	Other Securities		509,182,384	6.0%

TOTAL MATERIALS			633,363,698	7.5%

REAL ESTATE — (0.3%)
	Other Securities		27,779,290	0.3%

UTILITIES — (0.2%)
	Other Securities		13,885,349	0.2%

TOTAL COMMON STOCKS			8,237,211,922	97.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		474,000	0.0%

TOTAL PREFERRED STOCKS			474,000	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,604,611,031)			8,237,685,922

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (2.0%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	175,544,692	$175,544,692	2.1%

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	32,739,343	378,826,943	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $10,158,918,140)		$8,792,057,557	104.5%

As of April 30, 2020, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,071	06/19/20	$131,221,546	$155,423,520	$24,201,974

Total Futures Contracts			$131,221,546	$155,423,520	$24,201,974

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$245,312,766	—	—	$245,312,766
Consumer Discretionary	1,142,952,590	$61,811	—	1,143,014,401
Consumer Staples	386,943,607	—	—	386,943,607
Energy	560,582,325	—	—	560,582,325
Financials	2,139,612,425	203,373	—	2,139,815,798
Health Care	436,456,312	740,578	—	437,196,890
Industrials	1,674,267,564	—	—	1,674,267,564
Information Technology	975,040,988	9,246	—	975,050,234
Materials	633,363,698	—	—	633,363,698
Real Estate	27,779,290	—	—	27,779,290
Utilities	13,885,349	—	—	13,885,349
Preferred Stocks
Communication Services	474,000	—	—	474,000
Temporary Cash Investments	175,544,692	—	—	175,544,692
Securities Lending Collateral	—	378,826,943	—	378,826,943
Futures Contracts**	24,201,974	—	—	24,201,974

TOTAL	$8,436,417,580	$379,841,951	—	$8,816,259,531

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

20

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
COMMUNICATION SERVICES — (3.2%)
	Telephone and Data Systems, Inc.	3,362,934	$65,980,765	0.6%
	Other Securities		272,562,630	2.7%

TOTAL COMMUNICATION SERVICES			338,543,395	3.3%

CONSUMER DISCRETIONARY — (13.4%)
	Aaron’s, Inc.	1,459,256	46,564,859	0.5%
*	Adtalem Global Education, Inc.	1,812,633	57,587,350	0.6%
*	AutoNation, Inc.	1,768,834	65,871,378	0.6%
	Graham Holdings Co., Class B	128,210	50,003,182	0.5%
	MDC Holdings, Inc.	2,066,391	60,441,937	0.6%
*	Meritage Homes Corp.	1,426,415	74,972,372	0.7%
*	Taylor Morrison Home Corp.	4,505,875	65,560,481	0.6%
*	TRI Pointe Group, Inc.	4,106,268	47,139,957	0.5%
	Other Securities		966,420,801	9.2%

TOTAL CONSUMER DISCRETIONARY			1,434,562,317	13.8%

CONSUMER STAPLES — (4.4%)
*	Darling Ingredients, Inc.	4,150,444	85,457,642	0.8%
#	Fresh Del Monte Produce, Inc.	1,770,979	50,490,611	0.5%
	Seaboard Corp.	16,696	50,273,326	0.5%
	Other Securities		283,579,436	2.7%

TOTAL CONSUMER STAPLES			469,801,015	4.5%

ENERGY — (7.0%)
*	CNX Resources Corp.	4,967,456	52,655,034	0.5%
#	EQT Corp.	3,621,516	52,837,918	0.5%
	World Fuel Services Corp.	2,346,287	58,657,175	0.6%
	Other Securities		587,463,828	5.6%

TOTAL ENERGY			751,613,955	7.2%

FINANCIALS — (27.6%)
	American Equity Investment Life Holding Co.	3,332,829	70,056,066	0.7%
	Associated Banc-Corp.	4,921,815	69,594,464	0.7%
	Bank OZK	2,502,492	56,606,369	0.6%
#	CNO Financial Group, Inc.	4,510,009	63,410,727	0.6%
	FNB Corp.	5,980,673	48,383,645	0.5%
#	Fulton Financial Corp.	4,417,215	51,637,243	0.5%
	International Bancshares Corp.	1,621,762	47,014,880	0.5%
	Kemper Corp.	904,460	60,797,801	0.6%
	Old National Bancorp.	4,940,176	70,002,294	0.7%
	Umpqua Holdings Corp.	4,444,429	55,666,473	0.5%
#	United Bankshares, Inc.	1,796,322	53,817,807	0.5%
	Valley National Bancorp	7,732,855	64,646,668	0.6%
	Washington Federal, Inc.	2,529,740	67,645,248	0.7%
	Other Securities		2,166,508,138	20.6%

TOTAL FINANCIALS			2,945,787,823	28.3%

21

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (3.6%)
#*	Acadia Healthcare Co., Inc.	2,679,088	$64,324,903	0.6%
*	Magellan Health, Inc.	791,269	48,053,766	0.5%
	Other Securities		275,372,946	2.6%

TOTAL HEALTH CARE			387,751,615	3.7%

INDUSTRIALS — (18.8%)
	Air Lease Corp.	1,847,866	48,321,696	0.5%
#*	Colfax Corp.	2,055,496	53,011,242	0.5%
*	FTI Consulting, Inc.	656,531	83,615,788	0.8%
#	GATX Corp.	1,145,388	67,921,508	0.7%
	Macquarie Infrastructure Corp.	1,957,831	54,016,557	0.5%
	Regal Beloit Corp.	1,068,615	75,882,351	0.7%
	SkyWest, Inc.	1,704,531	52,755,234	0.5%
	Triton International, Ltd.	2,164,724	67,063,150	0.7%
	Werner Enterprises, Inc.	1,292,852	51,869,222	0.5%
	Other Securities		1,458,864,412	13.9%

TOTAL INDUSTRIALS			2,013,321,160	19.3%

INFORMATION TECHNOLOGY — (10.5%)
*	Amkor Technology, Inc.	6,537,297	64,588,494	0.6%
*	Anixter International, Inc.	685,739	63,677,724	0.6%
*	CACI International, Inc., Class A.	305,562	76,433,279	0.7%
	ManTech International Corp., Class A	624,638	46,573,009	0.5%
*	Netscout Systems, Inc.	2,028,366	53,711,132	0.5%
*	Sanmina Corp.	2,305,591	63,934,038	0.6%
*	Tech Data Corp.	600,765	84,491,590	0.8%
#	Vishay Intertechnology, Inc.	3,965,663	65,790,349	0.6%
	Other Securities		601,106,023	5.8%

TOTAL INFORMATION TECHNOLOGY			1,120,305,638	10.7%

MATERIALS — (6.5%)
	Commercial Metals Co.	3,973,538	63,338,196	0.6%
*	Element Solutions, Inc.	6,978,782	71,532,515	0.7%
	Other Securities		559,998,375	5.4%

TOTAL MATERIALS.			694,869,086	6.7%

REAL ESTATE — (0.2%)
	Other Securities		22,316,973	0.2%

UTILITIES — (0.3%)
	Other Securities		35,354,229	0.3%

TOTAL COMMON STOCKS			10,214,227,206	98.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		363,000	0.0%

TOTAL PREFERRED STOCKS			363,000	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,944,766,825)			10,214,590,206

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.7%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	183,840,509	$183,840,509	1.8%

SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	25,636,093	296,635,236	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $11,425,157,294)		$10,695,065,951	102.6%

As of April 30, 2020, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,288	06/19/20	$168,574,879	$186,914,560	$18,339,681

Total Futures Contracts			$168,574,879	$186,914,560	$18,339,681

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$338,543,395	—	—	$338,543,395
Consumer Discretionary	1,434,508,999	$53,318	—	1,434,562,317
Consumer Staples	469,801,015	—	—	469,801,015
Energy	751,613,955	—	—	751,613,955
Financials	2,945,319,367	468,456	—	2,945,787,823
Health Care	387,742,596	9,019	—	387,751,615
Industrials	2,013,321,160	—	—	2,013,321,160
Information Technology	1,120,305,638	—	—	1,120,305,638
Materials	694,869,086	—	—	694,869,086
Real Estate	22,316,973	—	—	22,316,973
Utilities	35,354,229	—	—	35,354,229
Preferred Stocks
Communication Services	363,000	—	—	363,000
Temporary Cash Investments	183,840,509	—	—	183,840,509
Securities Lending Collateral	—	296,635,236	—	296,635,236
Futures Contracts**	18,339,681	—	—	18,339,681

TOTAL	$10,416,239,603	$297,166,029	—	$10,713,405,632

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

23

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.4%)
COMMUNICATION SERVICES — (8.3%)
* Alphabet, Inc., Class A	131,837	$177,544,888	0.8%
* Alphabet, Inc., Class C	127,904	172,499,009	0.8%
AT&T, Inc.	6,181,256	188,342,870	0.8%
Comcast Corp., Class A	3,539,537	133,192,777	0.6%
* Facebook, Inc., Class A	1,552,970	317,908,489	1.4%
Verizon Communications, Inc.	4,824,287	277,155,288	1.2%
Walt Disney Co. (The)	794,372	85,911,332	0.4%
Other Securities		600,200,850	2.4%

TOTAL COMMUNICATION SERVICES		1,952,755,503	8.4%

CONSUMER DISCRETIONARY — (11.9%)
* Amazon.com, Inc.	310,836	769,008,264	3.3%
Home Depot, Inc. (The)	638,008	140,253,299	0.6%
McDonald’s Corp.	422,272	79,201,336	0.4%
NIKE, Inc., Class B	897,617	78,254,250	0.4%
Other Securities		1,735,405,017	7.4%

TOTAL CONSUMER DISCRETIONARY		2,802,122,166	12.1%

CONSUMER STAPLES — (6.5%)
Coca-Cola Co. (The)	2,670,749	122,560,672	0.5%
Costco Wholesale Corp.	266,821	80,846,763	0.4%
PepsiCo, Inc.	1,155,131	152,812,280	0.7%
Procter & Gamble Co. (The)	1,579,025	186,119,677	0.8%
Walmart, Inc.	948,731	115,318,253	0.5%
Other Securities		865,310,149	3.7%

TOTAL CONSUMER STAPLES		1,522,967,794	6.6%

ENERGY — (3.3%)
Chevron Corp.	1,555,215	143,079,780	0.6%
Exxon Mobil Corp.	2,581,192	119,947,992	0.5%
Other Securities		519,708,641	2.3%

TOTAL ENERGY		782,736,413	3.4%

FINANCIALS — (12.5%)
Bank of America Corp.	5,056,070	121,598,484	0.5%
* Berkshire Hathaway, Inc., Class B	1,174,087	219,976,940	1.0%
JPMorgan Chase & Co.	2,680,883	256,721,356	1.1%
Wells Fargo & Co.	3,426,212	99,531,459	0.4%
Other Securities		2,253,784,914	9.8%

TOTAL FINANCIALS		2,951,613,153	12.8%

HEALTH CARE — (13.0%)
Abbott Laboratories.	778,271	71,670,976	0.3%
# AbbVie, Inc.	823,970	67,730,334	0.3%
Amgen, Inc.	530,972	127,019,122	0.6%
Bristol-Myers Squibb Co.	1,143,766	69,552,410	0.3%
CVS Health Corp.	1,101,639	67,805,880	0.3%
Eli Lilly and Co.	520,601	80,505,739	0.4%

24

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Gilead Sciences, Inc.	920,904	$77,355,936	0.3%
Johnson & Johnson	1,909,603	286,516,834	1.2%
Merck & Co., Inc.	1,670,437	132,532,472	0.6%
Pfizer, Inc.	3,849,222	147,656,156	0.6%
UnitedHealth Group, Inc.	577,060	168,772,738	0.7%
Other Securities		1,765,275,773	7.6%

TOTAL HEALTH CARE		3,062,394,370	13.2%

INDUSTRIALS — (10.9%)
3M Co.	495,848	75,329,228	0.3%
Lockheed Martin Corp.	193,853	75,420,448	0.3%
Union Pacific Corp.	505,841	80,828,333	0.4%
Other Securities		2,349,664,247	10.2%

TOTAL INDUSTRIALS		2,581,242,256	11.2%

INFORMATION TECHNOLOGY — (23.4%)
Accenture P.L.C., Class A	456,632	84,563,680	0.4%
* Adobe, Inc.	257,391	91,023,753	0.4%
Apple, Inc.	3,800,423	1,116,564,277	4.8%
Cisco Systems, Inc.	2,936,627	124,454,252	0.6%
Intel Corp.	4,207,794	252,383,484	1.1%
International Business Machines Corp	768,190	96,453,936	0.4%
Mastercard, Inc., Class A	695,404	191,215,238	0.8%
Microsoft Corp.	4,936,491	884,668,552	3.8%
NVIDIA Corp.	284,649	83,197,210	0.4%
Oracle Corp.	2,081,480	110,255,996	0.5%
QUALCOMM, Inc.	873,328	68,704,714	0.3%
Texas Instruments, Inc.	750,861	87,152,436	0.4%
Visa, Inc., Class A	1,085,673	194,031,479	0.9%
Other Securities		2,123,268,908	9.0%

TOTAL INFORMATION TECHNOLOGY		5,507,937,915	23.8%

MATERIALS — (3.6%)
Other Securities		842,317,980	3.6%

REAL ESTATE — (0.2%)
Other Securities		46,608,218	0.2%

UTILITIES — (2.8%)
Other Securities		651,686,146	2.8%

TOTAL COMMON STOCKS		22,704,381,914	98.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		388,300	0.0%

25

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$4,006	0.0%

TOTAL PREFERRED STOCKS		392,306	0.0%

TOTAL INVESTMENT SECURITIES (Cost $15,756,295,270)		22,704,774,220

TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	343,746,569	343,746,569	1.5%

SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	43,576,337	504,221,790	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $16,604,180,118)		$23,552,742,579	101.8%

As of April 30, 2020, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,520	06/19/20	$315,971,842	$365,702,400	$49,730,558

Total Futures Contracts			$315,971,842	$365,702,400	$49,730,558

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,952,755,503	—	—	$1,952,755,503
Consumer Discretionary	2,802,118,686	$3,480	—	2,802,122,166
Consumer Staples	1,522,967,794	—	—	1,522,967,794
Energy	782,736,413	—	—	782,736,413
Financials	2,951,562,634	50,519	—	2,951,613,153
Health Care	3,062,264,914	129,456	—	3,062,394,370
Industrials	2,581,242,256	—	—	2,581,242,256
Information Technology	5,507,937,915	—	—	5,507,937,915
Materials	842,317,980	—	—	842,317,980
Real Estate	46,608,218	—	—	46,608,218
Utilities	651,686,146	—	—	651,686,146
Preferred Stocks
Communication Services	388,300	—	—	388,300
Industrials	4,006	—	—	4,006
Temporary Cash Investments	343,746,569	—	—	343,746,569

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$504,221,790	—	$504,221,790
Futures Contracts**	$49,730,558	—	—	49,730,558

TOTAL	$23,098,067,892	$504,405,245	—	$23,602,473,137

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

27

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.4%)
COMMUNICATION SERVICES — (7.3%)
*	Alphabet, Inc., Class A	100,065	$134,757,535	0.6%
*	Alphabet, Inc., Class C	103,362	139,400,195	0.6%
	AT&T, Inc.	5,433,550	165,560,268	0.7%
*	Charter Communications, Inc., Class A	149,645	74,108,693	0.3%
	Comcast Corp., Class A	4,524,891	170,271,648	0.7%
*	Facebook, Inc., Class A	1,190,043	243,613,703	1.0%
	Verizon Communications, Inc.	4,053,628	232,880,929	1.0%
	Walt Disney Co. (The)	697,556	75,440,681	0.3%
	Other Securities		600,893,638	2.3%

TOTAL COMMUNICATION SERVICES			1,836,927,290	7.5%

CONSUMER DISCRETIONARY — (10.9%)
*	Amazon.com, Inc.	217,531	538,171,694	2.2%
	Home Depot, Inc. (The)	297,068	65,304,458	0.3%
	NIKE, Inc., Class B	809,418	70,565,061	0.3%
	Other Securities		2,069,446,731	8.4%

TOTAL CONSUMER DISCRETIONARY			2,743,487,944	11.2%

CONSUMER STAPLES — (6.0%)
	Altria Group, Inc.	1,619,950	63,583,037	0.3%
	Coca-Cola Co. (The)	2,307,647	105,897,921	0.4%
	PepsiCo, Inc.	1,103,027	145,919,442	0.6%
	Procter & Gamble Co. (The)	1,091,810	128,691,645	0.5%
	Walmart, Inc.	898,743	109,242,212	0.5%
	Other Securities		962,860,612	3.9%

TOTAL CONSUMER STAPLES			1,516,194,869	6.2%

ENERGY — (3.1%)
	Chevron Corp.	1,432,906	131,827,352	0.6%
	Exxon Mobil Corp.	2,241,033	104,140,803	0.4%
	Other Securities		546,312,999	2.2%

TOTAL ENERGY			782,281,154	3.2%

FINANCIALS — (13.5%)
	American Express Co.	742,133	67,719,636	0.3%
	Bank of America Corp.	4,688,252	112,752,461	0.5%
*	Berkshire Hathaway, Inc., Class B	1,010,279	189,285,873	0.8%
	JPMorgan Chase & Co.	2,465,119	236,059,795	1.0%
	Wells Fargo & Co.	2,986,789	86,766,220	0.4%
	Other Securities		2,712,173,575	10.9%

TOTAL FINANCIALS			3,404,757,560	13.9%

HEALTH CARE — (13.2%)
	Abbott Laboratories.	673,530	62,025,378	0.3%
	Amgen, Inc.	480,932	115,048,553	0.5%
	Bristol-Myers Squibb Co.	1,103,110	67,080,119	0.3%
*	Cigna Corp.	336,543	65,888,389	0.3%
	CVS Health Corp.	987,595	60,786,472	0.3%

28

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly and Co.	556,426	$86,045,717	0.4%
Gilead Sciences, Inc.	1,115,047	93,663,948	0.4%
Johnson & Johnson	2,392,005	358,896,430	1.5%
Merck & Co., Inc.	1,813,335	143,869,999	0.6%
Pfizer, Inc.	3,839,419	147,280,113	0.6%
UnitedHealth Group, Inc.	545,069	159,416,330	0.7%
Other Securities		1,974,531,517	7.7%

TOTAL HEALTH CARE		3,334,532,965	13.6%

INDUSTRIALS — (12.2%)
3M Co.	456,981	69,424,553	0.3%
Lockheed Martin Corp.	161,715	62,916,838	0.3%
Raytheon Technologies Corp.	1,006,200	65,211,822	0.3%
Union Pacific Corp.	618,468	98,825,002	0.4%
Other Securities		2,768,525,539	11.2%

TOTAL INDUSTRIALS		3,064,903,754	12.5%

INFORMATION TECHNOLOGY — (22.9%)
Accenture P.L.C., Class A	449,831	83,304,203	0.4%
Apple, Inc.	4,017,959	1,180,476,354	4.8%
Cisco Systems, Inc.	3,638,326	154,192,256	0.6%
Intel Corp.	5,043,835	302,529,223	1.2%
International Business Machines Corp.	696,317	87,429,563	0.4%
Mastercard, Inc., Class A	649,786	178,671,656	0.7%
Microsoft Corp.	4,772,363	855,255,173	3.5%
Oracle Corp.	1,923,737	101,900,349	0.4%
QUALCOMM, Inc.	817,724	64,330,347	0.3%
Texas Instruments, Inc.	673,110	78,127,878	0.3%
Visa, Inc., Class A	1,079,653	192,955,584	0.8%
Other Securities		2,495,470,893	10.2%

TOTAL INFORMATION TECHNOLOGY		5,774,643,479	23.6%

MATERIALS — (3.9%)
Other Securities		989,245,843	4.0%

REAL ESTATE — (0.3%)
Other Securities		59,935,653	0.3%

UTILITIES — (2.1%)
Other Securities		520,219,859	2.1%

TOTAL COMMON STOCKS		24,027,130,370	98.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		601,925	0.0%

29

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$7,395	0.0%

TOTAL PREFERRED STOCKS		609,320	0.0%

TOTAL INVESTMENT SECURITIES (Cost $17,079,648,104)		24,027,739,690

TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	387,879,272	387,879,272	1.6%

SECURITIES LENDING COLLATERAL — (3.1%)
@§ The DFA Short Term Investment Fund	67,597,939	782,175,754	3.2%

TOTAL INVESTMENTS—(100.0%) (Cost $18,249,592,128)		$25,197,794,716	102.9%

As of April 30, 2020, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,830	06/19/20	$360,001,841	$410,689,600	$50,687,759

Total Futures Contracts			$360,001,841	$410,689,600	$50,687,759

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,836,927,290	—	—	$1,836,927,290
Consumer Discretionary	2,743,478,307	$9,637	—	2,743,487,944
Consumer Staples	1,516,194,869	—	—	1,516,194,869
Energy	782,281,154	—	—	782,281,154
Financials	3,404,672,861	84,699	—	3,404,757,560
Health Care	3,334,323,287	209,678	—	3,334,532,965
Industrials	3,064,903,754	—	—	3,064,903,754
Information Technology	5,774,641,784	1,695	—	5,774,643,479
Materials	989,245,843	—	—	989,245,843
Real Estate	59,935,653	—	—	59,935,653
Utilities	520,219,859	—	—	520,219,859
Preferred Stocks
Communication Services	601,925	—	—	601,925
Industrials	7,395	—	—	7,395
Temporary Cash Investments	387,879,272	—	—	387,879,272

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$782,175,754	—	$782,175,754
Futures Contracts**	$50,687,759	—	—	50,687,759

TOTAL	$24,466,001,012	$782,481,463	—	$25,248,482,475

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

31

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
COMMUNICATION SERVICES — (7.2%)
*	Alphabet, Inc., Class A	10,540	$14,194,218	0.4%
*	Alphabet, Inc., Class C	11,067	14,925,620	0.4%
	AT&T, Inc.	832,504	25,366,397	0.7%
#	CenturyLink, Inc.	739,653	7,855,115	0.2%
*	Charter Communications, Inc., Class A	21,686	10,739,558	0.3%
	Comcast Corp., Class A	418,671	15,754,590	0.5%
*	Facebook, Inc., Class A	71,123	14,559,589	0.4%
*	T-Mobile US, Inc.	85,566	7,512,695	0.2%
	Verizon Communications, Inc.	447,552	25,711,862	0.7%
	Walt Disney Co. (The)	87,475	9,460,421	0.3%
	Other Securities		115,031,523	3.2%

TOTAL COMMUNICATION SERVICES			261,111,588	7.3%

CONSUMER DISCRETIONARY — (10.0%)
	DR Horton, Inc.	140,718	6,644,704	0.2%
	Ford Motor Co.	1,502,364	7,647,033	0.2%
*	LKQ Corp.	249,592	6,526,831	0.2%
*	Murphy USA, Inc.	63,703	6,803,480	0.2%
	Other Securities		335,302,643	9.4%

TOTAL CONSUMER DISCRETIONARY			362,924,691	10.2%

CONSUMER STAPLES — (4.5%)
	Procter & Gamble Co. (The)	116,144	13,689,893	0.4%
	Tyson Foods, Inc., Class A	121,961	7,584,755	0.2%
	Walmart, Inc.	76,857	9,341,968	0.3%
	Other Securities		132,880,206	3.7%

TOTAL CONSUMER STAPLES			163,496,822	4.6%

ENERGY — (4.6%)
	Chevron Corp.	225,687	20,763,204	0.6%
	Exxon Mobil Corp.	322,441	14,983,833	0.4%
	Valero Energy Corp.	148,454	9,404,561	0.3%
	Other Securities		123,187,350	3.4%

TOTAL ENERGY			168,338,948	4.7%

FINANCIALS — (21.2%)
	Bank of America Corp.	616,771	14,833,343	0.4%
*	Berkshire Hathaway, Inc., Class B	136,960	25,660,826	0.7%
	Hartford Financial Services Group, Inc. (The)	173,532	6,592,481	0.2%
	JPMorgan Chase & Co.	340,661	32,621,697	0.9%
	Wells Fargo & Co.	437,625	12,713,006	0.4%
	Other Securities		677,398,927	19.0%

TOTAL FINANCIALS			769,820,280	21.6%

HEALTH CARE — (11.0%)
	Abbott Laboratories	87,255	8,035,313	0.2%
	Allergan P.L.C	38,459	7,204,909	0.2%
	Anthem, Inc.	28,912	8,116,466	0.2%

32

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Centene Corp.	113,858	$7,580,666	0.2%
* Cigna Corp.	44,445	8,701,442	0.3%
CVS Health Corp.	137,754	8,478,759	0.2%
* Horizon Therapeutics P.L.C	183,873	6,626,783	0.2%
Johnson & Johnson	103,374	15,510,235	0.4%
Pfizer, Inc.	341,124	13,085,517	0.4%
UnitedHealth Group, Inc.	51,083	14,940,245	0.4%
Other Securities		300,942,852	8.5%

TOTAL HEALTH CARE		399,223,187	11.2%

INDUSTRIALS — (16.1%)
* FTI Consulting, Inc.	58,855	7,495,773	0.2%
Johnson Controls International P.L.C	246,754	7,183,009	0.2%
Norfolk Southern Corp.	41,621	7,121,353	0.2%
Quanta Services, Inc.	181,867	6,612,684	0.2%
Raytheon Technologies Corp.	108,641	7,041,023	0.2%
Southwest Airlines Co.	215,213	6,725,406	0.2%
Other Securities		542,970,319	15.3%

TOTAL INDUSTRIALS		585,149,567	16.5%

INFORMATION TECHNOLOGY — (13.9%)
Cisco Systems, Inc.	237,876	10,081,185	0.3%
Intel Corp.	578,019	34,669,580	1.0%
* Micron Technology, Inc.	142,434	6,821,164	0.2%
Microsoft Corp.	38,834	6,959,441	0.2%
* Tech Data Corp.	51,682	7,268,556	0.2%
Other Securities		439,340,283	12.3%

TOTAL INFORMATION TECHNOLOGY		505,140,209	14.2%

MATERIALS — (5.6%)
* Dow, Inc.	283,794	10,412,402	0.3%
International Paper Co.	226,485	7,757,111	0.2%
Reliance Steel & Aluminum Co.	77,888	6,977,207	0.2%
Other Securities		180,940,924	5.1%

TOTAL MATERIALS		206,087,644	5.8%

REAL ESTATE — (0.4%)
Other Securities		17,037,248	0.5%

UTILITIES — (1.4%)
Other Securities		50,517,051	1.4%

TOTAL COMMON STOCKS		3,488,847,235	98.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		374,500	0.0%

TOTAL PREFERRED STOCKS		374,500	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,712,284,980)		3,489,221,735

33

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.7%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	62,541,451	$62,541,451	1.8%

SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	7,327,566	84,787,265	2.4%

TOTAL INVESTMENTS — (100.0%) (Cost $2,859,591,464)		$3,636,550,451	102.2%

As of April 30, 2020, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	370	06/19/20	$46,220,162	$53,694,400	$7,474,238

Total Futures Contracts			$46,220,162	$53,694,400	$7,474,238

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$261,111,588	—	—	$261,111,588
Consumer Discretionary	362,921,022	$3,669	—	362,924,691
Consumer Staples	163,496,822	—	—	163,496,822
Energy	168,338,948	—	—	168,338,948
Financials	769,785,937	34,343	—	769,820,280
Health Care	399,132,613	90,574	—	399,223,187
Industrials	585,149,567	—	—	585,149,567
Information Technology	505,140,209	—	—	505,140,209
Materials	206,087,644	—	—	206,087,644
Real Estate	17,037,248	—	—	17,037,248
Utilities	50,517,051	—	—	50,517,051
Preferred Stocks
Communication Services	374,500	—	—	374,500
Temporary Cash Investments	62,541,451	—	—	62,541,451
Securities Lending Collateral	—	84,787,265	—	84,787,265
Futures Contracts**	7,474,238	—	—	7,474,238

TOTAL	$3,559,108,838	$84,915,851	—	$3,644,024,689

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

34

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.6%)
COMMUNICATION SERVICES — (3.0%)
	Cogent Communications Holdings, Inc.	573,104	$48,043,308	0.4%
	Other Securities		366,995,242	2.8%

TOTAL COMMUNICATION SERVICES			415,038,550	3.2%

CONSUMER DISCRETIONARY — (12.7%)
*	Deckers Outdoor Corp.	269,531	40,095,432	0.3%
*	Helen of Troy, Ltd.	267,091	43,877,709	0.3%
*	Murphy USA, Inc.	340,989	36,417,625	0.3%
*	TopBuild Corp.	341,220	31,798,292	0.3%
	Wingstop, Inc.	280,479	32,891,772	0.3%
	Other Securities		1,549,557,539	11.8%

TOTAL CONSUMER DISCRETIONARY			1,734,638,369	13.3%

CONSUMER STAPLES — (4.4%)
#*	Boston Beer Co., Inc. (The), Class A	81,211	37,885,744	0.3%
*	Darling Ingredients, Inc.	1,579,791	32,527,897	0.3%
	Sanderson Farms, Inc.	214,155	29,155,062	0.2%
	Other Securities		496,385,826	3.8%

TOTAL CONSUMER STAPLES			595,954,529	4.6%

ENERGY — (2.8%)
	Other Securities		374,379,584	2.9%

FINANCIALS — (18.1%)
#	Community Bank System, Inc.	500,549	31,279,307	0.2%
	FirstCash, Inc.	459,862	33,036,486	0.3%
#	Glacier Bancorp, Inc.	904,649	34,449,034	0.3%
	RLI Corp.	446,592	32,525,295	0.3%
	Selective Insurance Group, Inc.	633,422	31,753,445	0.2%
	TCF Financial Corp.	1,135,043	33,699,427	0.3%
	Other Securities		2,276,076,975	17.4%

TOTAL FINANCIALS			2,472,819,969	19.0%

HEALTH CARE — (10.3%)
*	Amedisys, Inc.	336,243	61,922,511	0.5%
*	Horizon Therapeutics P.L.C	1,429,215	51,508,909	0.4%
*	LHC Group, Inc.	324,190	42,141,458	0.3%
*	NuVasive, Inc.	496,126	30,204,151	0.2%
*	Quidel Corp.	294,937	40,996,243	0.3%
*	Repligen Corp.	254,084	29,511,857	0.2%
	Other Securities		1,154,799,864	8.9%

TOTAL HEALTH CARE			1,411,084,993	10.8%

INDUSTRIALS — (18.5%)
*	Aerojet Rocketdyne Holdings, Inc.	781,771	32,162,059	0.3%
	Armstrong World Industries, Inc.	462,142	35,621,905	0.3%
	Exponent, Inc.	497,680	35,001,834	0.3%
*	FTI Consulting, Inc.	393,278	50,087,886	0.4%

35

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	Generac Holdings, Inc.	419,580	$40,883,875	0.3%
*	Mercury Systems, Inc.	403,799	36,002,719	0.3%
	MSA Safety, Inc.	292,848	32,954,185	0.3%
*	RBC Bearings, Inc.	241,140	30,547,615	0.2%
	Simpson Manufacturing Co., Inc.	450,609	32,488,909	0.3%
	Tetra Tech, Inc.	534,680	40,250,710	0.3%
#*	Trex Co., Inc.	432,935	41,224,071	0.3%
#	Werner Enterprises, Inc.	775,273	31,103,953	0.2%
	Other Securities		2,083,165,457	15.9%

TOTAL INDUSTRIALS			2,521,495,178	19.4%

INFORMATION TECHNOLOGY — (14.9%)
*	ACI Worldwide, Inc.	1,143,723	31,338,010	0.2%
*	Anixter International, Inc.	341,977	31,755,984	0.3%
	Cabot Microelectronics Corp.	240,668	29,491,457	0.2%
*	CACI International, Inc., Class A	148,491	37,143,539	0.3%
*	Cirrus Logic, Inc.	572,846	43,307,158	0.3%
#*	Globant SA	250,280	28,949,888	0.2%
*	Lattice Semiconductor Corp.	1,312,033	29,533,863	0.2%
*	Manhattan Associates, Inc.	438,572	31,112,298	0.2%
*	Novanta, Inc.	343,356	29,834,203	0.2%
	Power Integrations, Inc.	285,286	29,199,022	0.2%
#*	Qualys, Inc.	373,392	39,370,452	0.3%
*	Tech Data Corp.	393,553	55,349,294	0.4%
	Other Securities		1,617,101,212	12.6%

TOTAL INFORMATION TECHNOLOGY			2,033,486,380	15.6%

MATERIALS — (4.7%)
	Other Securities		644,543,234	5.0%

REAL ESTATE — (0.5%)
	Other Securities		63,565,420	0.5%

UTILITIES — (3.7%)
	American States Water Co.	368,828	29,273,878	0.2%
#	Ormat Technologies, Inc.	470,860	29,386,373	0.2%
#	PNM Resources, Inc.	739,823	29,955,433	0.2%
	Spire, Inc.	403,147	29,413,605	0.2%
	Other Securities		382,769,026	3.0%

TOTAL UTILITIES			500,798,315	3.8%

TOTAL COMMON STOCKS			12,767,804,521	98.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		1,403,675	0.0%

TOTAL PREFERRED STOCKS			1,403,675	0.0%

36

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$341	0.0%

TOTAL RIGHTS/WARRANTS		341	0.0%

TOTAL INVESTMENT SECURITIES (Cost $12,188,896,611)		12,769,208,537

TEMPORARY CASH INVESTMENTS — (1.7%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	234,064,635	234,064,635	1.8%

SECURITIES LENDING COLLATERAL — (4.7%)
@§ The DFA Short Term Investment Fund	55,655,694	643,992,035	5.0%

TOTAL INVESTMENTS — (100.0%) (Cost $13,066,841,275)		$13,647,265,207	104.9%

As of April 30, 2020, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,656	06/19/20	$208,300,961	$240,318,720	$32,017,759

Total Futures Contracts			$208,300,961	$240,318,720	$32,017,759

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$415,032,658	$5,892	—	$415,038,550
Consumer Discretionary	1,734,608,815	29,554	—	1,734,638,369
Consumer Staples	595,954,529	—	—	595,954,529
Energy	374,379,584	—	—	374,379,584
Financials	2,472,627,226	192,743	—	2,472,819,969
Health Care	1,410,116,067	968,926	—	1,411,084,993
Industrials	2,521,495,178	—	—	2,521,495,178
Information Technology	2,033,482,194	4,186	—	2,033,486,380
Materials	644,543,234	—	—	644,543,234
Real Estate	63,565,420	—	—	63,565,420
Utilities	500,798,315	—	—	500,798,315
Preferred Stocks
Communication Services	1,403,675	—	—	1,403,675
Rights/Warrants
Consumer Discretionary	—	341	—	341
Temporary Cash Investments	234,064,635	—	—	234,064,635

37

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$643,992,035	—	$643,992,035
Futures Contracts**	$32,017,759	—	—	32,017,759

TOTAL	$13,034,089,289	$645,193,677	—	$13,679,282,966

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

38

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (2.4%)
#	Shenandoah Telecommunications Co.	447,065	$23,922,448	0.5%
	Other Securities		95,348,194	2.0%

TOTAL COMMUNICATION SERVICES			119,270,642	2.5%

CONSUMER DISCRETIONARY — (11.3%)
	Callaway Golf Co.	1,013,461	14,512,762	0.3%
*	Cavco Industries, Inc.	85,656	13,249,270	0.3%
*	Gentherm, Inc.	360,260	13,488,134	0.3%
	MDC Holdings, Inc.	459,566	13,442,305	0.3%
	Wingstop, Inc.	136,621	16,021,545	0.3%
	Winnebago Industries, Inc.	345,353	15,323,313	0.3%
	Other Securities		487,461,014	9.9%

TOTAL CONSUMER DISCRETIONARY			573,498,343	11.7%

CONSUMER STAPLES — (4.2%)
	Inter Parfums, Inc.	302,312	13,510,323	0.3%
#	WD-40 Co.	87,197	15,196,693	0.3%
	Other Securities		182,964,582	3.7%

TOTAL CONSUMER STAPLES			211,671,598	4.3%

ENERGY — (3.9%)
*	CNX Resources Corp.	1,455,476	15,428,046	0.3%
	Other Securities		180,585,896	3.7%

TOTAL ENERGY			196,013,942	4.0%

FINANCIALS — (21.5%)
	AMERISAFE, Inc.	218,217	13,893,876	0.3%
#*	eHealth, Inc.	140,489	14,990,176	0.3%
	Horace Mann Educators Corp.	388,209	13,649,428	0.3%
	Kinsale Capital Group, Inc.	134,802	14,642,193	0.3%
	Safety Insurance Group, Inc.	175,215	14,739,086	0.3%
	Other Securities		1,017,528,370	20.8%

TOTAL FINANCIALS			1,089,443,129	22.3%

HEALTH CARE — (11.2%)
*	BioTelemetry, Inc.	301,832	14,098,573	0.3%
	CONMED Corp .	179,301	13,252,137	0.3%
	Ensign Group, Inc. (The)	446,180	16,691,594	0.3%
	Luminex Corp.	383,249	13,816,126	0.3%
	Other Securities		507,932,291	10.4%

TOTAL HEALTH CARE			565,790,721	11.6%

INDUSTRIALS — (18.8%)
#	AAON, Inc.	362,767	17,282,220	0.4%
*	Aerovironment, Inc.	219,467	13,225,081	0.3%
*	Casella Waste Systems, Inc., Class A	439,046	20,362,953	0.4%
*	CBIZ, Inc.	554,917	13,179,279	0.3%

39

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	ESCO Technologies, Inc.	177,756	$13,562,783	0.3%
	Federal Signal Corp.	637,973	17,180,613	0.4%
	Forward Air Corp.	296,206	15,284,230	0.3%
*	Gibraltar Industries, Inc.	291,621	13,502,052	0.3%
*	Hub Group, Inc., Class A	321,460	15,465,441	0.3%
	McGrath RentCorp.	245,356	13,384,170	0.3%
*	Meritor, Inc.	729,205	14,948,702	0.3%
*	Saia, Inc.	218,036	20,172,691	0.4%
	Other Securities		765,824,884	15.5%

TOTAL INDUSTRIALS			953,375,099	19.5%

INFORMATION TECHNOLOGY — (14.0%)
#	Badger Meter, Inc.	305,168	18,014,067	0.4%
#	CSG Systems International, Inc.	313,140	15,212,341	0.3%
*	Diodes, Inc.	352,806	17,954,297	0.4%
*	ExlService Holdings, Inc.	233,261	14,399,202	0.3%
*	Fabrinet	340,765	21,383,004	0.4%
*	FormFactor, Inc.	698,112	16,266,010	0.3%
*	Insight Enterprises, Inc.	311,814	16,928,382	0.4%
	Kulicke & Soffa Industries, Inc.	578,093	13,856,889	0.3%
*	Lattice Semiconductor Corp.	736,300	16,574,113	0.3%
*	OSI Systems, Inc.	197,981	14,329,865	0.3%
*	Plexus Corp.	225,831	14,157,345	0.3%
	Progress Software Corp.	389,221	15,923,031	0.3%
*	Synaptics, Inc.	265,260	17,345,351	0.4%
	Other Securities		494,820,308	10.1%

TOTAL INFORMATION TECHNOLOGY			707,164,205	14.5%

MATERIALS — (4.8%)
	Innospec, Inc.	239,973	17,402,842	0.4%
	Stepan Co.	165,320	15,771,528	0.3%
	Other Securities		211,418,453	4.3%

TOTAL MATERIALS			244,592,823	5.0%

REAL ESTATE — (0.8%)
	Other Securities		40,843,056	0.8%

UTILITIES — (2.0%)
	California Water Service Group	346,288	15,555,257	0.3%
	Chesapeake Utilities Corp.	153,678	13,505,223	0.3%
	Northwest Natural Holding Co.	204,788	13,331,699	0.3%
	Other Securities		60,083,250	1.2%

TOTAL UTILITIES			102,475,429	2.1%

TOTAL COMMON STOCKS			4,804,138,987	98.3%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		500,525	0.0%

TOTAL PREFERRED STOCKS			500,525	0.0%

40

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$507	0.0%

TOTAL RIGHTS/WARRANTS		507	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,142,169,488)		4,804,640,019

TEMPORARY CASH INVESTMENTS — (1.4%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	73,082,216	73,082,216	1.5%

SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	16,046,908	185,678,775	3.8%

TOTAL INVESTMENTS — (100.0%) (Cost $4,400,883,698)		$5,063,401,010	103.6%

As of April 30, 2020, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	574	06/19/20	$71,062,191	$83,298,880	$12,236,689

Total Futures Contracts			$71,062,191	$83,298,880	$12,236,689

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$119,269,550	$1,092	—	$119,270,642
Consumer Discretionary	573,486,864	11,479	—	573,498,343
Consumer Staples	211,671,598	—	—	211,671,598
Energy	196,013,942	—	—	196,013,942
Financials	1,089,289,742	153,387	—	1,089,443,129
Health Care	565,378,778	411,943	—	565,790,721
Industrials	953,373,589	1,510	—	953,375,099
Information Technology	707,162,097	2,108	—	707,164,205
Materials	244,592,823	—	—	244,592,823
Real Estate	40,843,056	—	—	40,843,056
Utilities	102,475,429	—	—	102,475,429
Preferred Stocks
Communication Services	500,525	—	—	500,525
Rights/Warrants
Consumer Discretionary	—	507	—	507
Temporary Cash Investments	73,082,216	—	—	73,082,216

41

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$185,678,775	—	$185,678,775
Futures Contracts**	$12,236,689	—	—	12,236,689

TOTAL	$4,889,376,898	$186,260,801	—	$5,075,637,699

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

42

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (5.3%)
Verizon Communications, Inc.	1,700,284	$97,681,316	4.1%
Other Securities		29,958,011	1.3%

TOTAL COMMUNICATION SERVICES		127,639,327	5.4%

CONSUMER DISCRETIONARY — (15.5%)
* Amazon.com, Inc.	47,408	117,287,392	5.0%
Best Buy Co., Inc.	173,951	13,347,260	0.6%
* Booking Holdings, Inc.	15,686	23,224,221	1.0%
Home Depot, Inc. (The)	125,512	27,591,303	1.2%
Lowe’s Cos., Inc.	186,559	19,542,055	0.8%
NIKE, Inc., Class B	391,800	34,157,124	1.4%
Target Corp.	189,023	20,743,384	0.9%
TJX Cos., Inc. (The)	441,827	21,671,614	0.9%
Other Securities		95,272,335	3.9%

TOTAL CONSUMER DISCRETIONARY		372,836,688	15.7%

CONSUMER STAPLES — (9.8%)
Altria Group, Inc.	675,500	26,513,375	1.1%
Coca-Cola Co. (The)	1,224,839	56,207,862	2.4%
Costco Wholesale Corp.	54,131	16,401,693	0.7%
PepsiCo, Inc.	508,207	67,230,704	2.8%
Other Securities		68,341,175	2.9%

TOTAL CONSUMER STAPLES		234,694,809	9.9%

ENERGY — (0.6%)
Other Securities		14,346,836	0.6%

FINANCIALS — (2.6%)
Aon P.L.C	63,237	10,919,133	0.5%
S&P Global, Inc.	54,563	15,980,411	0.7%
Other Securities		35,832,750	1.5%

TOTAL FINANCIALS		62,732,294	2.7%

HEALTH CARE — (14.7%)
Amgen, Inc.	197,255	47,187,341	2.0%
* Biogen, Inc.	62,468	18,542,376	0.8%
Bristol-Myers Squibb Co.	434,126	26,399,202	1.1%
Eli Lilly and Co.	239,162	36,984,012	1.6%
Gilead Sciences, Inc.	182,157	15,301,188	0.6%
Johnson & Johnson	472,696	70,923,308	3.0%
Merck & Co., Inc.	1,011,829	80,278,513	3.4%
Zoetis, Inc.	106,746	13,803,325	0.6%
Other Securities		42,693,903	1.7%

TOTAL HEALTH CARE		352,113,168	14.8%

INDUSTRIALS — (13.3%)
3M Co.	232,620	35,339,630	1.5%
Caterpillar, Inc.	206,885	24,077,276	1.0%

43

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Deere & Co.	80,356	$11,656,441	0.5%
Honeywell International, Inc.	90,936	12,903,818	0.5%
Illinois Tool Works, Inc.	82,704	13,439,400	0.6%
Lockheed Martin Corp.	65,926	25,649,169	1.1%
Northrop Grumman Corp.	49,895	16,498,780	0.7%
Union Pacific Corp.	257,542	41,152,636	1.7%
United Parcel Service, Inc., Class B	161,075	15,247,359	0.6%
Waste Management, Inc.	127,112	12,713,742	0.5%
Other Securities		109,879,847	4.7%

TOTAL INDUSTRIALS		318,558,098	13.4%

INFORMATION TECHNOLOGY — (34.8%)
Accenture P.L.C., Class A	158,415	29,336,874	1.2%
Apple, Inc.	378,678	111,255,596	4.7%
Automatic Data Processing, Inc.	148,405	21,769,529	0.9%
Cisco Systems, Inc.	1,055,026	44,712,002	1.9%
Intel Corp.	270,214	16,207,436	0.7%
International Business Machines Corp.	380,582	47,785,876	2.0%
Intuit, Inc.	74,476	20,094,370	0.8%
KLA Corp.	64,592	10,598,901	0.4%
Lam Research Corp.	47,988	12,250,377	0.5%
Mastercard, Inc., Class A	263,536	72,464,494	3.1%
Microsoft Corp.	609,153	109,166,309	4.6%
Oracle Corp.	876,259	46,415,439	2.0%
QUALCOMM, Inc.	338,410	26,622,715	1.1%
Texas Instruments, Inc.	359,547	41,732,620	1.8%
Visa, Inc., Class A	618,833	110,597,834	4.7%
Other Securities		114,549,883	4.8%

TOTAL INFORMATION TECHNOLOGY		835,560,255	35.2%

MATERIALS — (1.8%)
Sherwin-Williams Co. (The)	24,610	13,200,066	0.6%
Other Securities		28,783,570	1.2%

TOTAL MATERIALS		41,983,636	1.8%

UTILITIES — (0.1%)
Other Security		2,435,619	0.1%

TOTAL COMMON STOCKS (Cost $2,194,023,554)		2,362,900,730	99.6%

TEMPORARY CASH INVESTMENTS — (1.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	32,818,023	32,818,023	1.4%

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	373,107	4,317,224	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,231,157,971)		$2,400,035,977	101.1%

44

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$127,639,327	—	—	$127,639,327
Consumer Discretionary	372,836,688	—	—	372,836,688
Consumer Staples	234,694,809	—	—	234,694,809
Energy	14,346,836	—	—	14,346,836
Financials	62,732,294	—	—	62,732,294
Health Care	352,113,168	—	—	352,113,168
Industrials	318,558,098	—	—	318,558,098
Information Technology	835,560,255	—	—	835,560,255
Materials	41,983,636	—	—	41,983,636
Utilities	2,435,619	—	—	2,435,619
Temporary Cash Investments	32,818,023	—	—	32,818,023
Securities Lending Collateral	—	$4,317,224	—	4,317,224

TOTAL	$2,395,718,753	$4,317,224	—	$2,400,035,977

See accompanying Notes to Financial Statements.

45

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
REAL ESTATE — (97.1%)
	Alexandria Real Estate Equities, Inc.	1,072,838	$168,532,121	2.0%
	American Campus Communities, Inc.	1,194,813	42,164,951	0.5%
	American Homes 4 Rent, Class A	2,362,581	57,032,705	0.7%
	American Tower Corp.	3,527,239	839,482,882	9.7%
	Apartment Investment & Management Co., Class A	1,296,033	48,821,563	0.6%
	AvalonBay Communities, Inc.	1,228,366	200,162,240	2.3%
	Boston Properties, Inc.	1,354,137	131,595,034	1.5%
	Camden Property Trust.	850,985	74,946,249	0.9%
	Crown Castle International Corp.	3,626,606	578,189,795	6.7%
	CubeSmart	1,678,976	42,310,195	0.5%
	CyrusOne, Inc.	1,001,992	70,289,739	0.8%
#	Digital Realty Trust, Inc.	2,127,744	318,076,451	3.7%
	Douglas Emmett, Inc.	1,447,450	44,132,750	0.5%
	Duke Realty Corp.	3,214,020	111,526,494	1.3%
	Equinix, Inc.	720,123	486,227,050	5.6%
	Equity LifeStyle Properties, Inc	1,512,850	91,239,983	1.1%
	Equity Residential	3,257,646	211,942,449	2.5%
	Essex Property Trust, Inc.	575,996	140,600,624	1.6%
	Extra Space Storage, Inc.	1,133,291	100,001,598	1.2%
	Federal Realty Investment Trust	658,629	54,844,037	0.6%
	First Industrial Realty Trust, Inc.	1,102,329	41,634,966	0.5%
	Gaming and Leisure Properties, Inc.	1,786,731	50,457,283	0.6%
#	Healthcare Trust of America, Inc., Class A	1,878,805	46,274,967	0.5%
	Healthpeak Properties, Inc.	4,411,055	115,304,978	1.3%
	Host Hotels & Resorts, Inc.	6,171,982	75,977,098	0.9%
	Invitation Homes, Inc.	4,743,354	112,180,322	1.3%
#	Iron Mountain, Inc.	2,512,428	60,750,509	0.7%
	Kilroy Realty Corp.	981,256	61,092,999	0.7%
#	Kimco Realty Corp.	3,751,153	40,925,079	0.5%
	Lamar Advertising Co., Class A	747,637	43,101,273	0.5%
	Medical Properties Trust, Inc.	4,543,228	77,870,928	0.9%
	Mid-America Apartment Communities, Inc.	996,549	111,533,764	1.3%
	National Retail Properties, Inc.	1,497,852	48,889,889	0.6%
#	Omega Healthcare Investors, Inc.	1,975,878	57,596,844	0.7%
	Prologis, Inc.	6,444,341	575,028,547	6.7%
	Public Storage	1,386,970	257,213,586	3.0%
	Realty Income Corp.	2,997,993	164,649,776	1.9%
	Regency Centers Corp.	1,464,709	64,315,372	0.7%
	Rexford Industrial Realty, Inc.	988,248	40,241,459	0.5%
	SBA Communications Corp.	987,188	286,205,545	3.3%
	Simon Property Group, Inc.	2,679,805	178,930,580	2.1%
	STORE Capital Corp.	2,011,992	40,380,679	0.5%
	Sun Communities, Inc.	815,949	109,663,546	1.3%
	UDR, Inc.	2,572,914	96,407,088	1.1%
	Ventas, Inc.	3,260,160	105,466,176	1.2%
	VEREIT, Inc.	9,353,125	51,255,125	0.6%
	Vornado Realty Trust	1,495,933	65,551,784	0.8%
	Welltower, Inc.	3,585,719	183,696,384	2.1%
	WP Carey, Inc.	1,506,339	99,086,979	1.2%

46

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$1,379,082,290	15.8%

TOTAL COMMON STOCKS (Cost $6,542,802,770)		8,452,884,725	98.1%

TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	134,530,150	134,530,150	1.5%

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	10,393,978	120,268,714	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $6,797,566,786)		$8,707,683,589	101.0%

As of April 30, 2020, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,000	06/19/20	$124,961,641	$145,120,000	$20,158,359

Total Futures Contracts			$124,961,641	$145,120,000	$20,158,359

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$8,452,551,938	$332,787	—	$8,452,884,725
Temporary Cash Investments	134,530,150	—	—	134,530,150
Securities Lending Collateral	—	120,268,714	—	120,268,714
Futures Contracts**	20,158,359	—	—	20,158,359

TOTAL	$8,607,240,447	$120,601,501	—	$8,727,841,948

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S.
	Large	U.S. Large Cap
	Company	Equity	U.S. Large Cap	U.S. Targeted
	Portfolio*	Portfolio*	Value Portfolio	Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$19,576,238	—
Investment Securities at Value (including $568, $21,929, $0 and $741,712 of securities on loan, respectively)	$364,316	$1,510,354	—	$8,237,686
Temporary Cash Investments at Value & Cost	—	4,782	—	175,545
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $583, $9,665, $0 and $378,762, respectively)	583	9,667	—	378,827
Segregated Cash for Futures Contracts	—	—	—	12,852
Foreign Currencies at Value	17	—	—	—
Cash	24,380	—	—	77
Receivables:
Investment Securities Sold	—	922	—	18,995
Dividends and Interest	1,803	1,242	—	3,468
Securities Lending Income	—	7	—	519
Fund Shares Sold	234	1,301	13,212	21,325
Unrealized Gain on Forward Currency Contracts	442	—	—	—
Prepaid Expenses and Other Assets	70	41	116	117

Total Assets	391,845	1,528,316	19,589,566	8,849,411

LIABILITIES:
Payables:
Upon Return of Securities Loaned	582	9,672	—	379,007
Investment Securities Purchased	17,803	969	—	39,787
Fund Shares Redeemed	342	10,453	40,115	15,813
Due to Advisor	26	141	1,974	2,018
Futures Margin Variation.	4,889	—	—	2,067
Unrealized Loss on Forward Currency Contracts	1,183	—	—	—
Accrued Expenses and Other Liabilities	57	143	1,029	988

Total Liabilities	24,882	21,378	43,118	439,680

NET ASSETS	$366,963	$1,506,938	$19,546,448	$8,409,731

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $36,047 and shares outstanding of 0, 0, 0 and 2,218,587, respectively	N/A	N/A	N/A	$16.25

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $39,141 and shares outstanding of 0, 0, 0 and 2,421,063, respectively	N/A	N/A	N/A	$16.17

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $366,963; $1,506,938; $19,546,448 and $8,334,543 and shares outstanding of 29,897,868, 86,043,451, 657,491,772 and 512,898,884, respectively	$12.27	$17.51	$29.73	$16.25

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$366,587	$1,102,550	N/A	$9,604,611

Foreign Currencies at Cost	$17	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$384,484	$1,116,664	$17,465,857	$9,908,452
Total Distributable Earnings (Loss)	(17,521)	390,274	2,080,591	(1,498,721)

NET ASSETS	$366,963	$1,506,938	$19,546,448	$8,409,731

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

48

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $684,635, $1,090,985, $1,526,457 and $190,707 of securities on loan, respectively)	$10,214,590	$22,704,774	$24,027,740	$3,489,222
Temporary Cash Investments at Value & Cost	183,841	343,747	387,879	62,541
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $296,550, $504,138, $782,065 and $84,765, respectively)	296,635	504,222	782,176	84,787
Segregated Cash for Futures Contracts	15,456	30,240	33,960	4,440
Receivables:
Investment Securities Sold	19,550	85,225	64,209	23,512
Dividends and Interest	3,775	17,799	16,957	2,072
Securities Lending Income.	932	614	817	133
Fund Shares Sold	15,864	14,006	17,966	2,053
Prepaid Expenses and Other Assets	120	146	141	36

Total Assets	10,750,763	23,700,773	25,331,845	3,668,796

LIABILITIES:
Payables:
Upon Return of Securities Loaned	296,542	504,474	782,420	84,817
Investment Securities Purchased	5,509	5,408	—	19,362
Fund Shares Redeemed	14,811	40,599	42,736	3,090
Due to Advisor	3,663	2,491	3,207	754
Futures Margin Variation	2,486	4,863	5,462	714
Accrued Expenses and Other Liabilities	1,483	1,721	1,988	432

Total Liabilities	324,494	559,556	835,813	109,169

NET ASSETS	$10,426,269	$23,141,217	$24,496,032	$3,559,627

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,426,269; $23,141,217; $24,496,032 and $3,559,627 and shares outstanding of 430,026,629, 1,044,220,980, 1,227,698,135 and 236,654,081, respectively	$24.25	$22.16	$19.95	$15.04

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$10,944,767	$15,756,295	$17,079,648	$2,712,285

NET ASSETS CONSIST OF:
Paid-In Capital	$11,396,979	$16,159,982	$17,529,241	$2,784,040
Total Distributable Earnings (Loss)	(970,710)	6,981,235	6,966,791	775,587

NET ASSETS	$10,426,269	$23,141,217	$24,496,032	$3,559,627

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

			U.S. High	DFA Real
			Relative	Estate
	U.S. Small Cap	U.S. Micro Cap	Profitability	Securities
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,361,580, $354,686, $10,296 and $233,147 of securities on loan, respectively)	$12,769,208	$4,804,640	$2,362,901	$8,452,885
Temporary Cash Investments at Value & Cost	234,065	73,082	32,818	134,530
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $643,880, $185,632, $4,316 and $120,234, respectively)	643,992	185,679	4,317	120,269
Segregated Cash for Futures Contracts	19,872	6,888	—	12,000
Receivables:
Investment Securities Sold	7,661	4,711	—	8,000
Dividends and Interest	3,164	1,737	2,136	5,251
Securities Lending Income	1,019	443	6	114
Fund Shares Sold	12,916	7,030	9,997	26,256
Prepaid Expenses and Other Assets	88	60	66	82

Total Assets	13,691,985	5,084,270	2,412,241	8,759,387

LIABILITIES:
Payables:
Upon Return of Securities Loaned	644,286	185,645	4,327	120,394
Investment Securities Purchased	6,671	—	30,924	—
Fund Shares Redeemed	21,193	7,346	3,459	16,221
Due to Advisor	3,184	1,740	376	1,102
Futures Margin Variation	3,196	1,108	—	1,930
Accrued Expenses and Other Liabilities	1,375	651	110	781

Total Liabilities	679,905	196,490	39,196	140,428

NET ASSETS	$13,012,080	$4,887,780	$2,373,045	$8,618,959

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,012,080; $4,887,780; $2,373,045 and $8,618,959 and shares outstanding of 486,183,301, 305,705,679, 179,982,766 and 252,803,281, respectively	$26.76	$15.99	$13.18	$34.09

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$12,188,896	$4,142,170	$2,194,024	$6,542,803

NET ASSETS CONSIST OF:
Paid-In Capital	$12,797,484	$4,284,906	$2,209,241	$6,771,727
Total Distributable Earnings (Loss)	214,596	602,874	163,804	1,847,232

NET ASSETS	$13,012,080	$4,887,780	$2,373,045	$8,618,959

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Enhanced U.S.
	Large	U.S. Large Cap
	Company	Equity	U.S. Large Cap	U.S. Targeted
	Portfolio#	Portfolio#	Value Portfolio*	Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$310,309	—
Income from Securities Lending	—	—	640	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,856)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	298,093	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $98, respectively)	—	$15,644	—	$96,675
Interest	$2,292	—	—	—
Income from Securities Lending	1	39	—	3,578

Total Fund Investment Income	2,293	15,683	—	100,253

Fund Expenses
Investment Management Fees	336	1,109	29,115	16,935
Accounting & Transfer Agent Fees	40	173	1,699	668
S&P 500® Fees	3	—	—	—
Custodian Fees	8	12	—	69
Shareholder Servicing Fees
Class R1 Shares	—	—	—	22
Class R2 Shares	—	—	—	69
Filing Fees	44	36	166	198
Shareholders’ Reports	12	21	329	226
Directors’/Trustees’ Fees & Expenses	1	4	65	27
Professional Fees	3	11	22	72
Other	1	17	(92)	63

Total Fund Expenses	448	1,383	31,304	18,349

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(161)	—	(11,908)	—

Net Expenses	287	1,383	19,396	18,349

Net Investment Income (Loss)	2,006	14,300	278,697	81,904

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(4,951)	(18,510)	—	(136,034)
Affiliated Investment Companies Shares Sold	—	(3)	—	(110)
Transactions Allocated from Affiliated Investment Company**	—	—	(213,933)	—
Futures	14,655	170	—	(14,522)
Foreign Currency Transactions	(19)	—	—	—
Forward Currency Contracts	4,364	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,140)	(62,958)	—	(2,485,900)
Affiliated Investment Companies Shares	—	—	—	(38)
Transactions Allocated from Affiliated Investment Company	—	—	(4,388,631)	—
Futures	(31,965)	—	—	20,902
Translation of Foreign Currency-Denominated Amounts	(16)	—	—	—
Forward Currency Contracts	1,799	—	—	—

Net Realized and Unrealized Gain (Loss)	(18,273)	(81,301)	(4,602,564)	(2,615,702)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,267)	$(67,001)	$(4,323,867)	$(2,533,798)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio#	Portfolio#	Portfolio#	Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $162, $27, $37 and $16, respectively)	$120,690	$253,735	$256,936	$40,700
Income from Securities Lending	4,788	3,775	4,811	1,070

Total Investment Income	125,478	257,510	261,747	41,770

Expenses
Investment Management Fees	30,767	20,724	25,629	6,244
Accounting & Transfer Agent Fees	1,092	2,372	2,235	427
Custodian Fees	82	135	141	27
Filing Fees	174	255	321	35
Shareholders’ Reports	287	213	230	75
Directors’/Trustees’ Fees & Expenses	35	66	69	12
Professional Fees	96	165	173	30
Other	83	102	109	27

Total Expenses	32,616	24,032	28,907	6,877

Net Expenses	32,616	24,032	28,907	6,877

Net Investment Income (Loss)	92,862	233,478	232,840	34,893

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(246,013)	(19,542)	(39,354)	(9,437)
Affiliated Investment Companies Shares Sold	89	(212)	(285)	—
Futures	(283)	(32,427)	(29,413)	(4,064)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,990,303)	(2,431,056)	(2,689,203)	(794,723)
Affiliated Investment Companies Shares	(47)	(54)	(35)	(11)
Futures	17,884	47,820	48,463	7,276

Net Realized and Unrealized Gain (Loss)	(3,218,673)	(2,435,471)	(2,709,827)	(800,959)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,125,811)	$(2,201,993)	$(2,476,987)	$(766,066)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $58, $37, $0 and $0, respectively)	$120,948	$44,416	$18,971	$188,226
Income from Securities Lending	6,796	2,506	24	845

Total Investment Income	127,744	46,922	18,995	189,071

Fund Expenses
Investment Management Fees	27,070	14,537	1,887	8,368
Accounting & Transfer Agent Fees	1,127	529	191	817
Custodian Fees	95	43	11	51
Filing Fees	120	79	165	65
Shareholders’ Reports	259	101	20	193
Directors’/Trustees’ Fees & Expenses	44	16	4	25
Professional Fees	116	43	9	64
Other	97	37	1	27

Total Fund Expenses	28,928	15,385	2,288	9,610

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	70	(750)

Net Expenses	28,928	15,385	2,358	8,860

Net Investment Income (Loss)	98,816	31,537	16,637	180,211

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(344,087)	(64,267)	1,791	(67,827)
Affiliated Investment Companies Shares Sold	(56)	39	(6)	(43)
Futures	(17,109)	(3,987)	(256)	(13,233)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,776,850)	(1,308,726)	(15,022)	(2,001,859)
Affiliated Investment Companies Shares	(96)	(23)	—	10
Futures	26,653	11,182	—	19,252

Net Realized and Unrealized Gain (Loss)	(3,111,545)	(1,365,782)	(13,493)	(2,063,700)

Net Increase (Decrease) in Net Assets Resulting from Operations.	$(3,012,729)	$(1,334,245)	$3,144	$(1,883,489)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,006	$6,515	$14,300	$27,544	$278,697	$583,994
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(4,951)	(598)	(18,510)	7,768	—	—
Affiliated Investment Companies Shares Sold	—	—	(3)	(1)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(213,933)	567,299
Futures	14,655	3,117	170	1,076	—	—
Foreign Currency Transactions	(19)	(22)	—	—	—	—
Forward Currency Contracts	4,364	4,580	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,140)	4,904	(62,958)	161,776	—	—
Affiliated Investment Companies Shares	—	—	—	1	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(4,388,631)	520,416
Futures	(31,965)	32,621	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(16)	17	—	—	—	—
Forward Currency Contracts	1,799	(2,987)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,267)	48,147	(67,001)	198,164	(4,323,867)	1,671,709

Distributions:
Institutional Class Shares	(34,948)	(20,957)	(16,190)	(27,532)	(796,858)	(1,739,287)
Capital Share Transactions (1):
Shares Issued	62,135	119,988	350,974	528,889	3,475,776	4,897,413
Shares Issued in Lieu of Cash Distributions	34,917	20,897	14,666	25,154	748,744	1,640,106
Shares Redeemed	(65,624)	(108,388)	(387,040)	(570,364)	(5,213,924)	(6,081,700)

Net Increase (Decrease) from Capital Share Transactions	31,428	32,497	(21,400)	(16,321)	(989,404)	455,819

Total Increase (Decrease) in Net Assets	(19,787)	59,687	(104,591)	154,311	(6,110,129)	388,241
Net Assets
Beginning of Period	386,750	327,063	1,611,529	1,457,218	25,656,577	25,268,336

End of Period	$366,963	$386,750	$1,506,938	$1,611,529	$19,546,448	$25,656,577

(1) Shares Issued and Redeemed:
Shares Issued	4,939	9,070	20,315	31,151	111,015	139,726
Shares Issued in Lieu of Cash Distributions	2,583	1,778	826	1,470	20,973	49,108
Shares Redeemed	(5,215)	(8,366)	(21,688)	(33,043)	(165,487)	(173,229)

Net Increase (Decrease) from Shares Issued and Redeemed	2,307	2,482	(547)	(422)	(33,499)	15,605

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$81,904	$152,032	$92,862	$176,818	$233,478	$428,002
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(136,034)	294,019	(246,013)	252,390	(19,542)	426,686
Affiliated Investment Companies Shares Sold	(110)	(25)	89	(15)	(212)	(10)
Futures	(14,522)	2,964	(283)	2,914	(32,427)	18,158
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,485,900)	(345,890)	(2,990,303)	(894,215)	(2,431,056)	1,821,725
Affiliated Investment Companies Shares	(38)	76	(47)	92	(54)	121
Futures	20,902	5,420	17,884	2,943	47,820	7,258

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,533,798)	108,596	(3,125,811)	(459,073)	(2,201,993)	2,701,940

Distributions:
Class R1 Shares	(1,554)	(2,513)	—	—	—	—
Class R2 Shares	(2,063)	(5,135)	—	—	—	—
Institutional Class Shares	(347,368)	(551,618)	(322,021)	(938,132)	(647,697)	(571,432)

Total Distributions	(350,985)	(559,266)	(322,021)	(938,132)	(647,697)	(571,432)

Capital Share Transactions (1):
Shares Issued	2,087,724	2,637,809	2,894,475	3,592,295	3,428,095	5,380,108
Shares Issued in Lieu of Cash Distributions	333,177	530,049	292,112	853,450	634,035	558,896
Shares Redeemed	(1,910,758)	(2,395,979)	(3,078,999)	(4,014,642)	(4,663,281)	(5,107,180)

Net Increase (Decrease) from Capital Share Transactions	510,143	771,879	107,588	431,103	(601,151)	831,824

Total Increase (Decrease) in Net Assets	(2,374,640)	321,209	(3,340,244)	(966,102)	(3,450,841)	2,962,332
Net Assets
Beginning of Period	10,784,371	10,463,162	13,766,513	14,732,615	26,592,058	23,629,726

End of Period	$8,409,731	$10,784,371	$10,426,269	$13,766,513	$23,141,217	$26,592,058

(1) Shares Issued and Redeemed:
Shares Issued	126,929	121,444	118,504	110,892	155,856	236,496
Shares Issued in Lieu of Cash Distributions	15,447	25,877	8,931	27,705	26,025	25,053
Shares Redeemed	(108,314)	(109,962)	(117,208)	(123,617)	(213,678)	(223,481)

Net Increase (Decrease) from Shares Issued and Redeemed	34,062	37,359	10,227	14,980	(31,797)	38,068

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$232,840	$439,783	$34,893	$68,989	$98,816	$193,190
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(39,354)	599,875	(9,437)	79,679	(344,087)	442,056
Affiliated Investment Companies
Shares Sold	(285)	(16)	—	(8)	(56)	19
Futures	(29,413)	12,596	(4,064)	5,143	(17,109)	6,738
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,689,203)	1,487,083	(794,723)	107,790	(2,776,850)	(403,731)
Affiliated Investment Companies Shares	(35)	119	(11)	24	(96)	172
Futures	48,463	11,243	7,276	(433)	26,653	5,348

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,476,987)	2,550,683	(766,066)	261,184	(3,012,729)	243,792

Distributions:
Institutional Class Shares	(809,320)	(706,196)	(111,558)	(171,794)	(499,839)	(770,283)
Capital Share Transactions (1):
Shares Issued	3,524,152	5,306,857	695,786	1,046,904	1,965,569	3,562,046
Shares Issued in Lieu of Cash Distributions	790,387	689,550	104,370	161,116	473,623	729,294
Shares Redeemed	(4,361,355)	(4,689,389)	(946,517)	(1,324,567)	(3,307,039)	(3,675,805)

Net Increase (Decrease) from Capital Share Transactions	(46,816)	1,307,018	(146,361)	(116,547)	(867,847)	615,535

Total Increase (Decrease) in Net Assets	(3,333,123)	3,151,505	(1,023,985)	(27,157)	(4,380,415)	89,044
Net Assets
Beginning of Period	27,829,155	24,677,650	4,583,612	4,610,769	17,392,495	17,303,451

End of Period	$24,496,032	$27,829,155	$3,559,627	$4,583,612	$13,012,080	$17,392,495

(1) Shares Issued and Redeemed:
Shares Issued	181,884	253,504	47,885	59,429	71,373	109,061
Shares Issued in Lieu of Cash Distributions	35,250	33,907	5,726	9,622	14,212	23,700
Shares Redeemed	(217,408)	(220,975)	(61,944)	(74,594)	(113,999)	(112,260)

Net Increase (Decrease) from Shares Issued and Redeemed	(274)	66,436	(8,333)	(5,543)	(28,414)	20,501

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$31,537	$62,058	$16,637	$20,045	$180,211	$131,211
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(64,267)	138,583	1,791	(7,380)	(67,827)	145,222
Affiliated Investment Companies Shares Sold	39	(10)	(6)	(1)	(43)	(19)
Futures	(3,987)	(1,815)	(256)	(52)	(13,233)	(1,177)
In-Kind Redemptions	—	—	—	—	—	50,622
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,308,726)	(192,068)	(15,022)	174,344	(2,001,859)	1,820,026
Affiliated Investment Companies Shares	(23)	55	—	1	10	20
Futures	11,182	3,769	—	—	19,252	1,373

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,334,245)	10,572	3,144	186,957	(1,883,489)	2,147,278

Distributions:
Institutional Class Shares	(160,924)	(310,436)	(15,049)	(18,698)	(167,599)	(212,725)
Capital Share Transactions (1):
Shares Issued	869,461	1,191,565	962,933	1,044,168	1,433,354	2,154,389
Shares Issued in Lieu of Cash Distributions	148,360	286,363	15,040	18,687	142,920	176,698
Shares Redeemed	(986,171)	(1,305,081)	(296,325)	(250,540)	(1,577,664)	(2,171,861)

Net Increase (Decrease) from Capital Share Transactions.	31,650	172,847	681,648	812,315	(1,390)	159,226

Total Increase (Decrease) in Net Assets	(1,463,519)	(127,017)	669,743	980,574	(2,052,478)	2,093,779
Net Assets
Beginning of Period	6,351,299	6,478,316	1,703,302	722,728	10,671,437	8,577,658

End of Period	$4,887,780	$6,351,299	$2,373,045	$1,703,302	$8,618,959	$10,671,437

(1) Shares Issued and Redeemed:
Shares Issued	53,044	59,202	75,788	84,124	39,782	57,187
Shares Issued in Lieu of Cash Distributions	7,169	15,096	1,162	1,503	3,808	4,909
Shares Redeemed	(60,121)	(64,786)	(23,030)	(20,561)	(45,483)	(58,685)

Net Increase (Decrease) from Shares Issued and Redeemed	92	9,512	53,920	65,066	(1,893)	3,411

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio							U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.02		$13.03	$14.54	$12.22	$12.54	$13.65	$18.61		$16.75	$15.93	$13.06	$12.86	$12.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.26	0.26	0.18	0.10	0.07	0.17		0.31	0.28	0.26	0.25	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.57)		1.60	0.52	2.63	0.45	0.53	(1.09)		1.86	0.81	2.87	0.19	0.21

Total from Investment Operations	(0.50)		1.86	0.78	2.81	0.55	0.60	(0.92)		2.17	1.09	3.13	0.44	0.44

Less Distributions:
Net Investment Income	(0.11)		(0.30)	(0.25)	(0.13)	(0.08)	(0.05)	(0.15)		(0.31)	(0.27)	(0.26)	(0.24)	(0.21)
Net Realized Gains	(1.14)		(0.57)	(2.04)	(0.36)	(0.79)	(1.66)	(0.03)		—	—	—	—	(0.02)

Total Distributions	(1.25)		(0.87)	(2.29)	(0.49)	(0.87)	(1.71)	(0.18)		(0.31)	(0.27)	(0.26)	(0.24)	(0.23)

Net Asset Value, End of Period	$12.27		$14.02	$13.03	$14.54	$12.22	$12.54	$17.51		$18.61	$16.75	$15.93	$13.06	$12.86

Total Return	(4.39	%)(B)	15.67%	5.62%	23.53%	4.75%	5.25%	(4.92	%)(B)	13.13%	6.82%	24.16%	3.51%	3.49%

Net Assets, End of Period (thousands)	$366,963		$386,750	$327,063	$322,347	$238,413	$203,641	$1,506,938		$1,611,529	$1,457,218	$1,212,883	$851,323	$699,144
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.18%	0.23%	0.24%	0.18	%(C)	0.19%	0.17%	0.17%	0.18%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.23	%(C)	0.25%	0.23%	0.24%	0.24%	0.24%	0.18	%(C)	0.19%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.05	%(C)	1.98%	1.94%	1.36%	0.80%	0.53%	1.81	%(C)	1.77%	1.64%	1.74%	1.99%	1.77%
Portfolio Turnover Rate	57	%(B)	109%	91%	122%	119%	223%	12	%(B)	22%	7%	11%	12%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$37.13		$37.41	$38.84	$32.63	$33.27	$33.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41		0.83	0.78	0.74	0.70	0.69
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.65)		1.45	0.35	6.99	0.71	(0.32)

Total from Investment Operations	(6.24)		2.28	1.13	7.73	1.41	0.37

Less Distributions:
Net Investment Income	(0.35)		(0.76)	(0.73)	(0.70)	(0.70)	(0.66)
Net Realized Gains	(0.81)		(1.80)	(1.83)	(0.82)	(1.35)	(0.19)

Total Distributions	(1.16)		(2.56)	(2.56)	(1.52)	(2.05)	(0.85)

Net Asset Value, End of Period	$29.73		$37.13	$37.41	$38.84	$32.63	$33.27

Total Return	(17.30	%)(B)	6.97%	2.79%	24.11%	4.58%	1.16%

Net Assets, End of Period (thousands)	$19,546,448		$25,656,577	$25,268,336	$23,732,871	$17,673,253	$15,807,935
Ratio of Expenses to Average Net Assets (D)	0.27	%(C)	0.28%	0.27%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed),and/or Previously Waived Fees Recovered by Advisor) (D)	0.37	%(C)	0.38%	0.37%	0.37%	0.37%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.34	%(C)	2.33%	1.98%	2.03%	2.24%	2.04%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$22.30		$23.45	$25.15	$21.26	$21.58	$23.19

Income from Investment Operations(A)
Net Investment Income (Loss)	0.16		0.30	0.28	0.25	0.24	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.49)		(0.24)	(0.63)	4.66	0.60	(0.61)

Total from Investment Operations	(5.33)		0.06	(0.35)	4.91	0.84	(0.35)

Less Distributions:
Net Investment Income	(0.15)		(0.27)	(0.26)	(0.24)	(0.27)	(0.25)
Net Realized Gains	(0.57)		(0.94)	(1.09)	(0.78)	(0.89)	(1.01)

Total Distributions	(0.72)		(1.21)	(1.35)	(1.02)	(1.16)	(1.26)

Net Asset Value, End of Period	$16.25		$22.30	$23.45	$25.15	$21.26	$21.58

Total Return	(24.71	%)(B)	0.78%	(1.61%)	23.32%	4.21%	(1.33%)

Net Assets, End of Period (thousands)	$36,047		$56,378	$47,848	$54,960	$35,661	$40,159
Ratio of Expenses to Average Net Assets	0.47	%(C)	0.48%	0.47%	0.47%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.58	%(C)	1.34%	1.10%	1.03%	1.16%	1.15%
Portfolio Turnover Rate	8	%(B)	16%	23%	23%	28%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$22.18		$23.32	$25.03	$21.16	$21.51	$23.12

Income from Investment Operations(A)
Net Investment Income (Loss)	0.14		0.27	0.24	0.21	0.20	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.45)		(0.23)	(0.63)	4.65	0.60	(0.61)

Total from Investment Operations.	(5.31)		0.04	(0.39)	4.86	0.80	(0.38)

Less Distributions:
Net Investment Income	(0.13)		(0.24)	(0.23)	(0.21)	(0.26)	(0.22)
Net Realized Gains	(0.57)		(0.94)	(1.09)	(0.78)	(0.89)	(1.01)

Total Distributions	(0.70)		(1.18)	(1.32)	(0.99)	(1.15)	(1.23)

Net Asset Value, End of Period	$16.17		$22.18	$23.32	$25.03	$21.16	$21.51

Total Return	(24.75	%)(B)	0.64%	(1.79%)	23.17%	4.04%	(1.49%)

Net Assets, End of Period (thousands)	$39,141		$72,669	$108,168	$156,809	$147,945	$135,412
Ratio of Expenses to Average Net Assets	0.62	%(C)	0.63%	0.62%	0.62%	0.62%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.43	%(C)	1.21%	0.95%	0.90%	1.00%	1.02%
Portfolio Turnover Rate	8	%(B)	16%	23%	23%	28%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$22.31		$23.46	$25.16	$21.26	$21.56	$23.16

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.17		0.32	0.30	0.27	0.25	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.50)		(0.23)	(0.63)	4.67	0.60	(0.61)

Total from Investment Operations	(5.33)		0.09	(0.33)	4.94	0.85	(0.32)

Less Distributions:
Net Investment Income	(0.16)		(0.30)	(0.28)	(0.26)	(0.26)	(0.27)
Net Realized Gains	(0.57)		(0.94)	(1.09)	(0.78)	(0.89)	(1.01)

Total Distributions	(0.73)		(1.24)	(1.37)	(1.04)	(1.15)	(1.28)

Net Asset Value, End of Period	$16.25		$22.31	$23.46	$25.16	$21.26	$21.56

Total Return	(24.69	%)(B)	0.88%	(1.52%)	23.46%	4.29%	(1.20%)

Net Assets, End of Period (thousands)	$8,334,543		$10,655,324	$10,307,146	$10,528,662	$7,884,683	$6,987,896
Ratio of Expenses to Average Net Assets	0.37	%(C)	0.38%	0.37%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.67	%(C)	1.45%	1.20%	1.13%	1.24%	1.28%
Portfolio Turnover Rate.	8	%(B)	16%	23%	23%	28%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$32.79		$36.39	$39.07	$32.75	$33.08	$35.82	$24.71		$22.77	$22.01	$18.00	$17.90	$17.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.42	0.39	0.31	0.32	0.41	0.22		0.40	0.36	0.33	0.33	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.98)		(1.69)	(0.90)	7.71	1.06	(1.44)	(2.16)		2.08	0.88	4.12	0.30	0.26

Total from Investment Operations	(7.76)		(1.27)	(0.51)	8.02	1.38	(1.03)	(1.94)		2.48	1.24	4.45	0.63	0.57

Less Distributions:
Net Investment Income	(0.22)		(0.38)	(0.37)	(0.30)	(0.33)	(0.38)	(0.19)		(0.40)	(0.35)	(0.35)	(0.32)	(0.30)
Net Realized Gains	(0.56)		(1.95)	(1.80)	(1.40)	(1.38)	(1.33)	(0.42)		(0.14)	(0.13)	(0.09)	(0.21)	(0.08)

Total Distributions	(0.78)		(2.33)	(2.17)	(1.70)	(1.71)	(1.71)	(0.61)		(0.54)	(0.48)	(0.44)	(0.53)	(0.38)

Net Asset Value, End of Period	$24.25		$32.79	$36.39	$39.07	$32.75	$33.08	$22.16		$24.71	$22.77	$22.01	$18.00	$17.90

Total Return	(24.29	%)(B)	(3.04%)	(1.48%)	24.67%	4.49%	(2.83%)	(8.08	%)(B)	11.18%	5.59%	24.93%	3.68%	3.26%

Net Assets, End of Period (thousands)	$10,426,269		$13,766,513	$14,732,615	$15,165,867	$12,613,185	$11,680,262	$23,141,217		$26,592,058	$23,629,726	$20,762,742	$14,960,159	$13,275,774
Ratio of Expenses to Average Net Assets	0.52	%(C)	0.53%	0.52%	0.52%	0.52%	0.52%	0.19	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets
(Excluding Fees (Waived), (Expenses
Reimbursed), and/or Previously Waived
Fees Recovered by Advisor)	0.52	%(C)	0.53%	0.52%	0.52%	0.52%	0.52%	0.19	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.26%	1.00%	0.83%	1.01%	1.18%	1.82	%(C)	1.72%	1.55%	1.64%	1.88%	1.71%
Portfolio Turnover Rate	12	%(B)	19%	27%	24%	19%	17%	1	%(B)	5%	3%	3%	4%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio							U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.66		$21.25	$20.90	$17.19	$17.26	$17.34	$18.71		$18.40	$19.16	$15.93	$16.22	$17.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.36	0.34	0.31	0.31	0.30	0.14		0.28	0.26	0.24	0.25	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.24)		1.65	0.53	3.83	0.25	0.02	(3.35)		0.72	(0.10)	3.65	0.24	(0.30)

Total from Investment Operations	(2.05)		2.01	0.87	4.14	0.56	0.32	(3.21)		1.00	0.16	3.89	0.49	(0.05)

Less Distributions:
Net Investment Income	(0.16)		(0.37)	(0.32)	(0.31)	(0.30)	(0.28)	(0.13)		(0.27)	(0.25)	(0.23)	(0.25)	(0.24)
Net Realized Gains	(0.50)		(0.23)	(0.20)	(0.12)	(0.33)	(0.12)	(0.33)		(0.42)	(0.67)	(0.43)	(0.53)	(0.53)

Total Distributions	(0.66)		(0.60)	(0.52)	(0.43)	(0.63)	(0.40)	(0.46)		(0.69)	(0.92)	(0.66)	(0.78)	(0.77)

Net Asset Value, End of Period	$19.95		$22.66	$21.25	$20.90	$17.19	$17.26	$15.04		$18.71	$18.40	$19.16	$15.93	$16.22

Total Return	(9.35	%)(B)	9.78%	4.16%	24.36%	3.47%	1.92%	(17.58	%)(B)	5.92%	0.69%	24.73%	3.28%	(0.18%)

Net Assets, End of Period (thousands)	$24,496,032		$27,829,155	$24,677,650	$22,515,418	$16,851,046	$15,200,564	$3,559,627		$4,583,612	$4,610,769	$4,724,003	$3,822,647	$3,651,529
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.32	%(C)	0.33%	0.32%	0.32%	0.32%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%	0.32%		0.33%	0.32%	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.74	%(C)	1.69%	1.53%	1.59%	1.87%	1.68%	1.65	%(C)	1.53%	1.35%	1.36%	1.64%	1.50%
Portfolio Turnover Rate	3	%(B)	6%	5%	5%	4%	5%	7	%(B)	6%	10%	10%	10%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$33.80		$35.02	$36.48	$30.14	$30.84	$31.38	$20.78		$21.88	$22.76	$18.58	$19.00	$20.10

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.38	0.39	0.35	0.34	0.35	0.10		0.20	0.17	0.16	0.16	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.25)		(0.05)	(0.08)	7.17	0.77	0.33	(4.37)		(0.26)	0.12	5.12	0.60	0.02

Total from Investment Operations	(6.05)		0.33	0.31	7.52	1.11	0.68	(4.27)		(0.06)	0.29	5.28	0.76	0.18

Less Distributions:
Net Investment Income	(0.18)		(0.35)	(0.37)	(0.35)	(0.35)	(0.33)	(0.09)		(0.18)	(0.16)	(0.16)	(0.16)	(0.16)
Net Realized Gains	(0.81)		(1.20)	(1.40)	(0.83)	(1.46)	(0.89)	(0.43)		(0.86)	(1.01)	(0.94)	(1.02)	(1.12)

Total Distributions	(0.99)		(1.55)	(1.77)	(1.18)	(1.81)	(1.22)	(0.52)		(1.04)	(1.17)	(1.10)	(1.18)	(1.28)

Net Asset Value, End of Period	$26.76		$33.80	$35.02	$36.48	$30.14	$30.84	$15.99		$20.78	$21.88	$22.76	$18.58	$19.00

Total Return	(18.47	%)(B)	1.41%	0.77%	25.21%	3.89%	2.34%	(21.09	%)(B)	0.24%	1.29%	28.91%	4.32%	1.11%

Net Assets, End of Period (thousands)	$13,012,080		$17,392,495	$17,303,451	$16,931,787	$12,977,199	$10,616,542	$4,887,780		$6,351,299	$6,478,316	$6,306,730	$5,128,323	$5,007,091
Ratio of Expenses to Average Net Assets	0.37	%(C)	0.37%	0.37%	0.37%	0.37%	0.37%	0.52	%(C)	0.53%	0.52%	0.52%	0.52%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.37	%(C)	0.37%	0.37%	0.37%	0.37%	0.37%	0.52	%(C)	0.53%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.26	%(C)	1.13%	1.06%	1.04%	1.16%	1.10%	1.07	%(C)	0.98%	0.74%	0.75%	0.88%	0.82%
Portfolio Turnover Rate	2	%(B)	8%	13%	14%	10%	11%	7	%(B)	15%	19%	15%	15%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio						DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 Ʊ to Oct 31, 2017		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$13.51		$11.85	$10.93	$10.00		$41.90		$34.14	$34.99	$34.32	$33.04	$32.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.22	0.19	0.07		0.70		0.52 **	1.60	0.84	1.09	0.90
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.34)		1.64	0.89	0.91		(7.85)		8.09 **	(0.69)	1.12	1.18	0.95

Total from Investment Operations	(0.22)		1.86	1.08	0.98		(7.15)		8.61	0.91	1.96	2.27	1.85

Less Distributions:
Net Investment Income	(0.11)		(0.20)	(0.16)	(0.05)		(0.60)		(0.85)	(1.65)	(0.98)	(0.99)	(1.05)
Net Realized Gains	—		—	—	—		(0.06)		—	(0.11)	(0.31)	—	—

Total Distributions	(0.11)		(0.20)	(0.16)	(0.05)		(0.66)		(0.85)	(1.76)	(1.29)	(0.99)	(1.05)

Net Asset Value, End of Period	$13.18		$13.51	$11.85	$10.93		$34.09		$41.90	$34.14	$34.99	$34.32	$33.04

Total Return	(1.65	%)(B)	15.88%	9.88%	9.84	%(B)	(17.21	%)(B)	25.64%	2.63%	5.86%	6.89%	5.89%

Net Assets, End of Period (thousands)	$2,373,045		$1,703,302	$722,728	$141,073		$8,618,959		$10,671,437	$8,577,658	$8,281,176	$7,260,180	$6,553,192
Ratio of Expenses to Average Net Assets	0.25	%(C)	0.25%	0.25%	0.23	%(C)(E)	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.24	%(C)	0.25%	0.27%	0.35	%(C)(E)	0.20	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.76	%(C)	1.73%	1.58%	1.45	%(C)(E)	3.66	%(C)	1.38%**	4.66%	2.43%	3.15%	2.75%
Portfolio Turnover Rate	0	%(B)	4%	7%	0	%(B)	3	%(B)	3%	3%	1%	3%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one invests all of its assets in a corresponding series (the “Feeder Fund”). The Feeder Fund invests all of its assets in a corresponding series (the “Master Fund”) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2020, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 04/30/20
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	85%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

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are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.18	%*
U.S. Large Cap Equity Portfolio	0.14	%*
U.S. Large Cap Value Portfolio	0.24	%*
U.S. Targeted Value Portfolio	0.34	%*
U.S. Small Cap Value Portfolio	0.49	%*
U.S. Core Equity 1 Portfolio	0.16	%*
U.S. Core Equity 2 Portfolio	0.19	%*
U.S. Vector Equity Portfolio	0.29	%*
U.S. Small Cap Portfolio	0.34	%*
U.S. Micro Cap Portfolio	0.49	%*
U.S. High Relative Profitability Portfolio	0.20%
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
Enhanced U.S. Large Company Portfolio	0.20%	0.12%
U.S. Large Cap Equity Portfolio	0.15%	0.12%
U.S. Large Cap Value Portfolio	0.25%	0.23%
U.S. Targeted Value Portfolio	0.35%	0.33%
U.S. Small Cap Value Portfolio	0.50%	0.48%
U.S. Core Equity 1 Portfolio	0.17%	0.14%
U.S. Core Equity 2 Portfolio	0.20%	0.17%
U.S. Vector Equity Portfolio	0.30%	0.28%
U.S. Small Cap Portfolio	0.35%	0.33%
U.S. Micro Cap Portfolio	0.50%	0.48%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the six months ended April 30, 2020, the non-Feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Portfolio in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

70

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$4	$161	$940
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.23%	—	11,908	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	78	(70)	115
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	750	3,479
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.

(2)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$8
U.S. Large Cap Equity Portfolio	3
U.S. Large Cap Value Portfolio	405
U.S. Targeted Value Portfolio	146
U.S. Small Cap Value Portfolio	373
U.S. Core Equity 1 Portfolio	182
U.S. Core Equity 2 Portfolio	271
U.S. Vector Equity Portfolio	90
U.S. Small Cap Portfolio	237
U.S. Micro Cap Portfolio	169
U.S. High Relative Profitability Portfolio	(13)
DFA Real Estate Securities Portfolio	136

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$55,997	$54,148	$119,379	$136,265
U.S. Large Cap Equity Portfolio	—	—	193,715	204,914
U.S. Targeted Value Portfolio	—	—	1,135,519	820,964
U.S. Small Cap Value Portfolio	—	—	1,427,380	1,491,169
U.S. Core Equity 1 Portfolio	—	—	372,458	1,432,605
U.S. Core Equity 2 Portfolio	—	—	717,325	1,408,113
U.S. Vector Equity Portfolio	—	—	275,091	507,853
U.S. Small Cap Portfolio	—	—	273,387	1,446,024
U.S. Micro Cap Portfolio	—	—	378,999	400,277
U.S. High Relative Profitability Portfolio	—	—	688,401	3,766
DFA Real Estate Securities Portfolio	—	—	340,227	382,670

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

72

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$1,289	$6,306	$7,012	—	—	$583	50	$54	—

Total	$1,289	$6,306	$7,012	—	—	$583	50	$54	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$19,728	$64,361	$74,419	$(3)	—	$9,667	835	$574	—

Total	$19,728	$64,361	$74,419	$(3)	—	$9,667	835	$574	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$825,426	$1,269,810	$1,716,261	$(110)	$(38)	$378,827	32,739	$16,564	—

Total	$825,426	$1,269,810	$1,716,261	$(110)	$(38)	$378,827	32,739	$16,564	—

U.S. Small Cap Value Portfolio
DFA Short Term Investment Fund	$1,062,351	$1,234,399	$2,000,157	$89	$(47)	$296,635	25,636	$21,802	—

Total	$1,062,351	$1,234,399	$2,000,157	$89	$(47)	$296,635	25,636	$21,802	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$1,249,641	$2,056,452	$2,801,605	$(212)	$(54)	$504,222	43,576	$23,451	—

Total	$1,249,641	$2,056,452	$2,801,605	$(212)	$(54)	$504,222	43,576	$23,451	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$1,381,742	$2,248,869	$2,848,115	$(285)	$(35)	$782,176	67,598	$27,541	—

Total	$1,381,742	$2,248,869	$2,848,115	$(285)	$(35)	$782,176	67,598	$27,541	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$287,323	$378,611	$581,136	—	$(11)	$84,787	7,328	$5,925	—

Total	$287,323	$378,611	$581,136	—	$(11)	$84,787	7,328	$5,925	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$1,964,506	$1,478,464	$2,798,826	$(56)	$(96)	$643,992	55,656	$36,475	—

Total	$1,964,506	$1,478,464	$2,798,826	$(56)	$(96)	$643,992	55,656	$36,475	—

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	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$617,024	$713,598	$1,144,959	$39	$(23)	$185,679	16,047	$12,505	—

Total	$617,024	$713,598	$1,144,959	$39	$(23)	$185,679	16,047	$12,505	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$10,056	$43,775	$49,508	$(6)	—	$4,317	373	—	—

Total	$10,056	$43,775	$49,508	$(6)	—	$4,317	373	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$317,149	$1,013,079	$1,209,926	$(43)	$10	$120,269	10,394	$5,513	—

Total	$317,149	$1,013,079	$1,209,926	$(43)	$10	$120,269	10,394	$5,513	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2018	$25,719	$29,522	—	$55,241
2019	12,487	8,470	—	20,957
U.S. Large Cap Equity Portfolio
2018	22,154	—	—	22,154
2019	27,531	—	—	27,531

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Value Portfolio
2018	$514,712	$1,084,643	—	$1,599,355
2019	527,139	1,212,148	—	1,739,287
U.S. Targeted Value Portfolio
2018	150,659	435,624	—	586,283
2019	165,860	393,406	—	559,266
U.S. Small Cap Value Portfolio
2018	181,057	653,833	—	834,890
2019	168,204	769,928	—	938,132
U.S. Core Equity 1 Portfolio
2018	344,039	116,824	—	460,863
2019	423,200	148,232	—	571,432
U.S. Core Equity 2 Portfolio
2018	362,649	214,753	—	577,402
2019	443,069	263,127	—	706,196
U.S. Vector Equity Portfolio
2018	61,316	164,690	—	226,006
2019	66,053	105,741	—	171,794
U.S. Small Cap Portfolio
2018	220,415	608,203	—	828,618
2019	215,050	555,233	—	770,283
U.S. Micro Cap Portfolio
2018	68,087	260,436	—	328,523
2019	56,095	254,341	—	310,436
U.S. High Relative Profitability Portfolio
2018	5,717	—	—	5,717
2019	18,698	—	—	18,698
DFA Real Estate Securities Portfolio
2018	419,917	19,701	—	439,618
2019	212,725	—	—	212,725

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(2,188)	$(2,801)	$(4,989)
U.S. Large Cap Equity Portfolio	(1,297)	—	(1,297)
U.S. Large Cap Value Portfolio	(55,934)	(15,874)	(71,808)
U.S. Targeted Value Portfolio	(15,687)	(16,871)	(32,558)
U.S. Small Cap Value Portfolio	(19,705)	(18,560)	(38,265)
U.S. Core Equity 1 Portfolio	(39,604)	(5,829)	(45,433)
U.S. Core Equity 2 Portfolio	(40,460)	(13,419)	(53,879)

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Vector Equity Portfolio	$(6,880)	$(3,088)	$(9,968)
U.S. Small Cap Portfolio	(13,502)	(29,688)	(43,190)
U.S. Micro Cap Portfolio	(6,360)	(7,123)	(13,483)
U.S. High Relative Profitability Portfolio	(478)	—	(478)
DFA Real Estate Securities Portfolio	—	—	—

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$15,296	$18,584	—	$(175)	$33,705
U.S. Large Cap Equity Portfolio	1,188	2,825	—	469,466	473,479
U.S. Large Cap Value Portfolio	—	559,414	—	6,642,496	7,201,910
U.S. Targeted Value Portfolio	5,798	273,128	—	1,107,339	1,386,265
U.S. Small Cap Value Portfolio	24,067	231,558	—	2,221,941	2,477,566
U.S. Core Equity 1 Portfolio	—	447,398	—	9,383,890	9,831,288
U.S. Core Equity 2 Portfolio	—	609,730	—	9,643,827	10,253,557
U.S. Vector Equity Portfolio	—	81,241	—	1,572,085	1,653,326
U.S. Small Cap Portfolio	—	411,119	—	3,316,376	3,727,495
U.S. Micro Cap Portfolio	1,147	131,977	—	1,965,123	2,098,247
U.S. High Relative Profitability Portfolio	1,613	—	$(8,733)	182,830	175,710
DFA Real Estate Securities Portfolio	62,157	14,210	—	3,822,162	3,898,529

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	—	—
U.S. Large Cap Equity Portfolio	—	—
U.S. Large Cap Value Portfolio	—	—
U.S. Targeted Value Portfolio	—	—
U.S. Small Cap Value Portfolio	—	—
U.S. Core Equity 1 Portfolio	—	—
U.S. Core Equity 2 Portfolio	—	—
U.S. Vector Equity Portfolio	—	—
U.S. Small Cap Portfolio	—	—
U.S. Micro Cap Portfolio	—	—
U.S. High Relative Profitability Portfolio	$8,733	$8,733
DFA Real Estate Securities Portfolio	—	—

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During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

U.S. Large Cap Equity Portfolio	$7,156

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$342,455	$1,274	$(4,160)	$(2,886)
U.S. Large Cap Equity Portfolio	1,271,441	480,586	(37,576)	443,010
U.S. Large Cap Value Portfolio	17,437,526	2,123,786	—	2,123,786
U.S. Targeted Value Portfolio	10,662,370	2,469,348	(808,083)	1,661,265
U.S. Small Cap Value Portfolio	13,647,436	3,818,348	(1,061,398)	2,756,950
U.S. Core Equity 1 Portfolio	18,583,845	10,164,122	(947,561)	9,216,561
U.S. Core Equity 2 Portfolio	19,532,576	10,837,114	(1,127,851)	9,709,263
U.S. Vector Equity Portfolio	3,496,326	1,884,785	(269,503)	1,615,282
U.S. Small Cap Portfolio	16,897,268	5,298,146	(1,311,739)	3,986,407
U.S. Micro Cap Portfolio	5,393,682	2,444,454	(393,914)	2,050,540
U.S. High Relative Profitability Portfolio	1,057,846	140,742	(25,462)	115,280
DFA Real Estate Securities Portfolio	6,910,377	3,224,687	(259,941)	2,964,746

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

77

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$6,284	335	$18,052	831
Shares Issued in Lieu of Cash Distributions	1,554	72	2,513	123
Shares Redeemed	(15,469)	(716)	(10,271)	(467)

Net Increase (Decrease) — Class R1 Shares	$(7,631)	(309)	$10,294	487

Class R2 Shares
Shares Issued	$4,867	278	$16,359	740
Shares Issued in Lieu of Cash Distributions	2,063	94	5,135	253
Shares Redeemed	(26,018)	(1,227)	(51,887)	(2,355)

Net Increase (Decrease) — Class R2 Shares	$(19,088)	(855)	$(30,393)	(1,362)

Institutional Class Shares
Shares Issued	$2,076,573	126,316	$2,603,398	119,873
Shares Issued in Lieu of Cash Distributions	329,560	15,281	522,401	25,501
Shares Redeemed	(1,869,271)	(106,371)	(2,333,821)	(107,140)

Net Increase (Decrease) — Institutional Class Shares	$536,862	35,226	$791,978	38,234

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

78

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$247,959	$390,090
U.S. Targeted Value Portfolio	—	110,777
U.S. Small Cap Value Portfolio	—	156,555
U.S. Core Equity 1 Portfolio	—	238,968
U.S. Core Equity 2 Portfolio	—	249,096
U.S. Vector Equity Portfolio	—	30,411
U.S. Small Cap Portfolio	—	150,193
U.S. Micro Cap Portfolio	—	61,769
DFA Real Estate Securities Portfolio	—	102,953

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$442	$442	—
U.S. Targeted Value Portfolio	24,202	—	$24,202
U.S. Small Cap Value Portfolio	18,340	—	18,340
U.S. Core Equity 1 Portfolio	49,731	—	49,731

79

	Asset Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Core Equity 2 Portfolio	$50,688	—	$50,688
U.S. Vector Equity Portfolio	7,474	—	7,474
U.S. Small Cap Portfolio	32,018	—	32,018
U.S. Micro Cap Portfolio	12,237	—	12,237
DFA Real Estate Securities Portfolio	20,158	—	20,158

	Liability Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(20,061)	$(1,183)	$(18,878)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$19,019	$4,364	$14,655
U.S. Large Cap Equity Portfolio	170	—	170 *
U.S. Targeted Value Portfolio	(14,522)	—	(14,522)
U.S. Small Cap Value Portfolio	(283)	—	(283)
U.S. Core Equity 1 Portfolio	(32,427)	—	(32,427)
U.S. Core Equity 2 Portfolio	(29,413)	—	(29,413)
U.S. Vector Equity Portfolio	(4,064)	—	(4,064)
U.S. Small Cap Portfolio	(17,109)	—	(17,109)
U.S. Micro Cap Portfolio	(3,987)	—	(3,987)
U.S. High Relative Profitability Portfolio	(256)	—	(256)*
DFA Real Estate Securities Portfolio	(13,233)	—	(13,233)

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(30,166)	$1,799	$(31,965)
U.S. Targeted Value Portfolio	20,902	—	20,902
U.S. Small Cap Value Portfolio	17,884	—	17,884
U.S. Core Equity 1 Portfolio	47,820	—	47,820
U.S. Core Equity 2 Portfolio	48,463	—	48,463
U.S. Vector Equity Portfolio	7,276	—	7,276
U.S. Small Cap Portfolio	26,653	—	26,653
U.S. Micro Cap Portfolio	11,182	—	11,182
DFA Real Estate Securities Portfolio	19,252	—	19,252

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

81

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2020 (amounts in thousands):

			Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
Enhanced U.S. Large Company Portfolio
State Street Bank and Trust	$344	$344	$(344)	—	—	$1,064	$1,064	$(344)	—	$720
Bank of America Corp	94	94	(94)	—	—	95	95	(94)	—	1
Citibank, N.A	4	4	—	—	$4	—	—	—	—	—
JP Morgan New York	—	—	—	—	—	23	23	—	—	23

Total	$442	$442	$(438)	—	$4	$1,182	$1,182	$(438)	—	$744

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2021.

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For the six months ended April 30, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
U.S. Large Cap Equity Portfolio	1.49%	$14,634	11	$8	$88,507	—
U.S. Vector Equity Portfolio	1.84%	3,461	1	—	3,461	—
U.S. High Relative Profitability Portfolio	2.30%	706	1	—	706	—
DFA Real Estate Securities Portfolio	0.89%	14,124	2	1	24,107	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2020.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$20,199	$16,881	$(11,531)
U.S. Targeted Value Portfolio	149,794	127,237	(36,776)
U.S. Small Cap Value Portfolio	151,815	154,471	4,632
U.S. Core Equity 1 Portfolio	29,313	142,026	(43,353)
U.S. Core Equity 2 Portfolio	44,753	113,168	(10,154)
U.S. Vector Equity Portfolio	22,861	113,569	(21,933)
U.S. Small Cap Portfolio	35,736	175,695	(155,515)
U.S. Micro Cap Portfolio	108,071	18,109	(5,414)
U.S. High Relative Profitability Portfolio	34,185	1,326	(62)
DFA Real Estate Securities Portfolio	2,128	4,875	353

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K. Securities Lending:

As of April 30, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$13,080
U.S. Targeted Value Portfolio	400,411
U.S. Small Cap Value Portfolio	415,792
U.S. Core Equity 1 Portfolio	633,461
U.S. Core Equity 2 Portfolio	813,211
U.S. Vector Equity Portfolio	113,872
U.S. Small Cap Portfolio	779,249
U.S. Micro Cap Portfolio	187,182
U.S. High Relative Profitability Portfolio	6,384
DFA Real Estate Securities Portfolio	123,283

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

84

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio
Bonds	$582	—	—	—	$582
U.S. Large Cap Equity Portfolio
Common Stocks	9,672	—	—	—	9,672
U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	379,007	—	—	—	379,007
U.S. Small Cap Value Portfolio
Common Stocks, Preferred Stocks	296,542	—	—	—	296,542
U.S. Core Equity 1 Portfolio
Common Stocks, Preferred Stocks	504,474	—	—	—	504,474
U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	782,420	—	—	—	782,420
U.S. Vector Equity Portfolio
Common Stocks, Preferred Stocks	84,817	—	—	—	84,817
U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	644,286	—	—	—	644,286
U.S. Micro Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	185,645	—	—	—	185,645
U.S. High Relative Profitability Portfolio
Common Stocks	4,327	—	—	—	4,327
DFA Real Estate Securities Portfolio
Common Stocks	120,394	—	—	—	120,394

85

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

O. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	3	68%
U.S. Large Cap Equity Portfolio-Institutional Class	4	84%
U.S. Large Cap Value Portfolio-Institutional Class	3	68%
U.S. Targeted Value Portfolio-Class R1	4	82%
U.S. Targeted Value Portfolio-Class R2	6	88%
U.S. Targeted Value Portfolio-Institutional Class	3	58%

86

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Small Cap Value Portfolio-Institutional Class	4	72%
U.S. Core Equity 1 Portfolio-Institutional Class	4	74%
U.S. Core Equity 2 Portfolio-Institutional Class	5	81%
U.S. Vector Equity Portfolio-Institutional Class	4	78%
U.S. Small Cap Portfolio-Institutional Class	3	55%
U.S. Micro Cap Portfolio-Institutional Class	4	76%
U.S. High Relative Profitability Portfolio-Institutional Class	3	87%
DFA Real Estate Securities Portfolio-Institutional Class	4	70%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

87

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

88

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
Enhanced U.S. Large Company Portfolio
December 17, 2019	79%	0%	21%
U.S. Small Cap Value Portfolio
December 17, 2019	71%	0%	29%
U.S. High Relative Profitability Portfolio
December 17, 2019	98%	0%	2%
DFA Real Estate Securities Portfolio
December 16, 2019	0%	0%	100%
March 30, 2020	16%	0%	84%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$794.40	0.33%	$1.47

90

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.22	0.33%	$1.66

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Corporate	30.8%
Government	34.2%
Foreign Corporate	18.6%
Foreign Government	12.5%
Supranational	3.9%

100.0%

92

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
BONDS — (58.1%)
AUSTRALIA — (1.5%)
Australia & New Zealand Banking Group, Ltd.
(r)	2.553%, 11/23/21		2,000	$2,000,393
Commonwealth Bank of Australia
	2.400%, 11/02/20		1,746	1,757,186
Macquarie Group, Ltd.
Ω	6.250%, 01/14/21		4,842	4,986,129
National Australia Bank, Ltd.
	2.125%, 05/22/20		745	745,483
	2.625%, 07/23/20		4,052	4,067,859
Westpac Banking Corp.
	2.100%, 05/13/21		1,000	1,009,318

TOTAL AUSTRALIA				14,566,368

BELGIUM — (1.9%)
Dexia Credit Local SA
	0.200%, 03/16/21	EUR	16,250	17,857,844

CANADA — (10.1%)
Bank of Montreal
(r)	2.428%, 08/27/21		12,203	12,225,582
Canada Housing Trust No 1
	1.450%, 06/15/20	CAD	2,500	1,798,664
CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	6,000	4,314,379
Province of Alberta Canada
	1.250%, 06/01/20	CAD	14,000	10,064,974
Province of Ontario Canada
	4.200%, 06/02/20	CAD	30,347	21,872,645
Royal Bank of Canada
	1.920%, 07/17/20	CAD	5,000	3,597,543
	2.030%, 03/15/21	CAD	20,000	14,483,853
Toronto-Dominion Bank (The)
	2.563%, 06/24/20	CAD	39,000	28,088,013

TOTAL CANADA				96,445,653

DENMARK — (0.6%)
Danske Bank A.S.
Ω	2.800%, 03/10/21		5,400	5,453,888

FRANCE — (3.3%)
Agence Francaise de Developpement
	0.125%, 03/31/21	EUR	18,000	19,781,904
BNP Paribas SA
	2.375%, 05/21/20		2,720	2,721,752

			Face
			Amount^	Value†
			(000)
FRANCE — (Continued)
BPCE SA
	2.650%, 02/03/21		330	$332,564
Credit Agricole SA
	2.750%, 06/10/20		1,000	1,001,148
Sanofi
	0.875%, 09/22/21	EUR	5,000	5,521,482
Societe Generale SA
	2.625%, 09/16/20		2,000	2,008,704

TOTAL FRANCE				31,367,554

GERMANY — (1.2%)
BMW US Capital LLC
Ω	2.000%, 04/11/21		3,000	2,984,244
Daimler Finance North America LLC
Ω	2.700%, 08/03/20		3,060	3,054,001
Deutsche Bahn Finance GMBH
	4.375%, 09/23/21	EUR	175	203,264
Deutsche Bank AG
	2.950%, 08/20/20		2,463	2,461,345
Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		1,000	1,036,995
Volkswagen Group of America Finance LLC
	2.400%, 05/22/20		2,000	2,001,177

TOTAL GERMANY				11,741,026

JAPAN — (3.3%)
American Honda Finance Corp.
#(r)	1.923%, 02/12/21		6,000	5,951,308
	1.950%, 05/20/22		500	499,659
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		513	520,942
(r)	1.833%, 09/13/21		2,500	2,496,200
Mizuho Financial Group, Inc.
	2.632%, 04/12/21		2,000	2,028,143
Sumitomo Mitsui Banking Corp.
	2.650%, 07/23/20		2,250	2,258,640
Sumitomo Mitsui Financial Group, Inc.
(r)	2.275%, 10/19/21		3,520	3,521,328

93

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
JAPAN — (Continued)
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	2,000	$2,175,617
Toyota Motor Credit Corp.
(r)	1.591%, 04/13/21		12,000	11,935,860

TOTAL JAPAN				31,387,697

NETHERLANDS — (0.7%)
Nederlandse Waterschapsbank NV
(r)Ω	0.811%, 12/15/21		5,000	4,997,795
Shell International Finance BV
	1.875%, 05/10/21		1,263	1,267,996

TOTAL NETHERLANDS				6,265,791

SINGAPORE — (0.2%)
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,204,911

SPAIN — (1.5%)
Santander UK Group Holdings P.L.C
	2.875%, 10/16/20		4,000	4,023,073
	3.125%, 01/08/21		1,808	1,824,777
Telefonica Emisiones SA
	5.462%, 02/16/21		8,000	8,239,428

TOTAL SPAIN				14,087,278

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.5%)
Council Of Europe Development Bank
	3.000%, 07/13/20	EUR	2,000	2,205,393
European Stability Mechanism Treasury Bill
	(5.580%), 05/07/20	EUR	28,000	30,684,402

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				32,889,795

SWEDEN — (2.7%)
Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	250,000	25,927,219

SWITZERLAND — (0.5%)
Credit Suisse AG
	3.000%, 10/29/21		1,500	1,535,519
Nestle Finance International, Ltd.
	2.125%, 09/10/21	EUR	2,875	3,234,146

TOTAL SWITZERLAND				4,769,665

		Face
		Amount^	Value†
		(000)
UNITED KINGDOM — (1.5%)
Barclays P.L.C.
	2.875%, 06/08/20	5,000	$5,005,211
	3.250%, 01/12/21	1,085	1,092,801
HSBC USA, Inc.
	2.750%, 08/07/20	6,725	6,752,232
Lloyds Banking Group P.L.C
	3.100%, 07/06/21	1,000	1,011,147

TOTAL UNITED KINGDOM			13,861,391

UNITED STATES — (25.6%)
AbbVie, Inc.
	2.500%, 05/14/20	11,317	11,321,187
Aircastle, Ltd.
	5.125%, 03/15/21	5,000	4,884,282
Allergan, Inc.
	3.375%, 09/15/20	1,570	1,572,846
American Express Credit Corp.
	2.600%, 09/14/20	1,600	1,607,192
American International Group, Inc.
	3.375%, 08/15/20	3,470	3,489,682
	6.400%, 12/15/20	7,000	7,215,471
Amgen, Inc.
	2.200%, 05/11/20	9,990	9,992,497
Anthem, Inc.
	4.350%, 08/15/20	1,128	1,137,500
	2.500%, 11/21/20	11,352	11,435,231
Aon Corp.
	5.000%, 09/30/20	1,000	1,013,633
Aon P.L.C
	2.800%, 03/15/21	3,380	3,417,160
AutoZone, Inc.
	2.500%, 04/15/21	2,045	2,060,200
Bank of America Corp.
	2.625%, 10/19/20	1,010	1,016,863
Best Buy Co., Inc.
	5.500%, 03/15/21	6,000	6,084,581
Bristol-Myers Squibb Co.
Ω	2.875%, 02/19/21	7,000	7,105,024
Cardinal Health, Inc.
	4.625%, 12/15/20	5,150	5,233,384
Caterpillar Financial Services Corp.
(r)	1.872%, 05/15/20	5,000	4,999,891
(r)	0.971%, 03/15/21	3,000	2,989,567
(r)	1.279%, 09/07/21	1,800	1,779,842
Citigroup, Inc.
	2.650%, 10/26/20	2,575	2,592,982
	2.700%, 03/30/21	2,234	2,264,497
Citizens Bank NA
	2.550%, 05/13/21	8,000	8,082,060

94

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Comcast Corp.
(r)	1.873%, 10/01/21	1,800	$1,796,881
Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20	2,000	2,009,970
Enterprise Products Operating LLC
	5.200%, 09/01/20	3,839	3,877,129
Eversource Energy
	2.500%, 03/15/21	4,050	4,083,226
Exelon Corp.
	2.850%, 06/15/20	1,205	1,205,675
Exelon Generation Co. LLC
	4.000%, 10/01/20	2,050	2,057,720
Fifth Third Bancorp
	2.875%, 07/27/20	1,250	1,253,050
GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20	3,000	3,003,581
General Electric Co.
	4.375%, 09/16/20	7,000	7,051,664
General Motors Financial Co., Inc.
	4.200%, 03/01/21	500	496,581
Goldman Sachs Group, Inc. (The)
	6.000%, 06/15/20	6,320	6,353,686
Harley-Davidson Financial Services, Inc.
	2.400%, 06/15/20	2,600	2,599,798
Ω	2.850%, 01/15/21	6,000	5,980,648
Hewlett Packard Enterprise Co.
	3.600%, 10/15/20	12,000	12,075,720
Huntington National Bank
	2.875%, 08/20/20	2,000	2,008,098
Integrys Holding, Inc.
	4.170%, 11/01/20	4,060	4,089,325
Intercontinental Exchange, Inc.
#	2.750%, 12/01/20	2,229	2,246,676
JPMorgan Chase & Co.
	4.350%, 08/15/21	750	779,685
Keurig Dr Pepper, Inc.
	3.200%, 11/15/21	630	642,624
KeyCorp
	2.900%, 09/15/20	3,128	3,145,922
Kraft Heinz Foods Co.
	2.800%, 07/02/20	1,909	1,905,340
Kroger Co. (The)
	2.950%, 11/01/21	2,334	2,390,755
LG&E & KU Energy LLC
	3.750%, 11/15/20	1,244	1,250,787

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Liberty Mutual Group, Inc.
	5.000%, 06/01/21		980	$1,010,519
LyondellBasell Industries NV
	6.000%, 11/15/21		5,000	5,256,120
Marriott International, Inc.
	2.875%, 03/01/21		600	588,266
Marsh & McLennan Cos. Inc.
	4.800%, 07/15/21		1,526	1,577,564
Mylan N.V.
	3.150%, 06/15/21		1,214	1,221,234
National Rural Utilities
Cooperative Finance Corp.
(r)	1.750%, 06/30/21		1,800	1,780,374
NBCUniversal Enterprise, Inc.
(r)Ω	1.833%, 04/01/21		1,500	1,500,121
NetApp, Inc.
	3.375%, 06/15/21		4,880	4,968,550
Philip Morris International, Inc.
	2.900%, 11/15/21		5,159	5,302,649
PNC Bank NA
	2.300%, 06/01/20		2,000	2,000,000
	2.600%, 07/21/20		4,116	4,125,660
Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	1,153	1,297,587
Roper Technologies, Inc.
	3.000%, 12/15/20		5,070	5,109,556
Sempra Energy
	2.850%, 11/15/20		6,000	6,047,083
Southern Power Co.
	2.375%, 06/01/20		1,645	1,646,497
UnitedHealth Group, Inc.
	2.125%, 03/15/21		2,905	2,935,523
Walmart, Inc.
#	2.850%, 06/23/20		12,858	12,902,770
Wells Fargo & Co.
	2.550%, 12/07/20		1,450	1,461,466
	4.600%, 04/01/21		3,400	3,508,485
#(r)	2.016%, 07/26/21		3,000	2,996,839
Xcel Energy, Inc.
	2.400%, 03/15/21		2,622	2,642,778

TOTAL UNITED STATES				243,479,754

TOTAL BONDS				552,305,834

U.S. TREASURY OBLIGATIONS — (30.3%)
U.S. Treasury Bills
	0.170%, 07/14/20		15,000	14,997,379
	0.190%, 09/08/20		10,000	9,995,125
	0.160%, 10/01/20		15,000	14,992,828
U.S. Treasury Notes
	1.625%, 07/31/20		8,000	8,030,484
(r)~«	0.240%, 01/31/21		22,000	22,016,377

95

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
(r)~«	0.264%, 04/30/21	187,000	$187,187,039
(r)	0.279%, 01/31/22	30,000	30,039,402

TOTAL U.S. TREASURY OBLIGATIONS			287,258,634

TOTAL INVESTMENT SECURITIES (Cost $845,109,542)			839,564,468

COMMERCIAL PAPER — (11.4%)
Ω	Airbus Group Finance
	1.137%, 05/26/20	7,000	6,998,999
Ω	Astrazeneca P.L.C
	2.000%, 10/28/20	3,000	2,978,868
Ω	AT&T, Inc.
	1.400%, 08/03/20	5,000	4,981,722
Ω	Bayer Corp.
	2.450%, 09/01/20	3,200	3,179,058
Ω	Caisse Des Depots Et
	1.640%, 05/12/20	30,000	29,998,690
Ω	DBS Bank, Ltd.
	1.660%, 05/12/20	30,000	29,998,160
Ω	Dupont De Nemours, Inc.
	1.300%, 07/07/20	4,500	4,489,113

		Face
		Amount^	Value†
		(000)
Ω	Emerson Electric Co.
	1.017%, 08/06/20	4,500	$4,489,159
Ω	Honeywell International
	1.018%, 09/18/20	8,000	7,982,140
Ω	Parker-Hannifin Corp.
	1.330%, 06/22/20	3,000	2,998,233
Ω	Walgreens Boots
	1.150%, 06/23/20	3,500	3,491,548
Ù	Walt Disney Co.
	1.400%, 05/27/20	7,000	6,998,745

TOTAL COMMERCIAL PAPER			108,584,435

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	171,416	1,983,454

TOTAL INVESTMENTS — (100.0%) (Cost $955,609,062)			$950,132,357

As of April 30, 2020, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	84,873,212	EUR	77,867,718	State Street Bank And Trust	06/09/20	$(516,139)
USD	37,981,150	CAD	53,370,306	JP Morgan New York	06/23/20	(365,275)
USD	25,530,339	SEK	255,519,772	State Street Bank And Trust	07/14/20	(679,026)
USD	46,629,305	CAD	65,559,791	State Street Bank And Trust	07/24/20	(479,414)

Total (Depreciation)						$(2,039,854)

As of April 30, 2020, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	154	07/14/20	$2,655,977	$2,464,000	$(191,977)
CBOT Soybean Futures	61	07/14/20	2,671,209	2,608,512	(62,697)
CBOT Soybean Meal Futures	56	07/14/20	1,735,287	1,652,560	(82,727)
CBOT Soybean Oil Futures	71	07/14/20	1,165,538	1,133,160	(32,378)

96

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
COMEX Silver Futures	21	07/29/20	$1,571,287	$1,572,165	$878
Copper Futures	51	07/29/20	2,841,763	2,988,600	146,837
Gasoline Rbob Futures	16	06/30/20	503,352	542,909	39,557
Gold 100 Oz. Futures	44	08/27/20	7,485,859	7,484,400	(1,459)
ICE Brent Crude Oil Futures	52	05/29/20	1,698,515	1,376,960	(321,555)
Kc Hrw Wheat Futures	32	07/14/20	786,316	780,800	(5,516)
Lean Hogs Futures	33	07/15/20	840,625	798,600	(42,025)
Live Cattle Futures	40	08/31/20	1,448,120	1,473,600	25,480
LME Nickel Futures	31	07/13/20	2,118,404	2,266,038	147,634
LME Nickel Futures	26	05/18/20	1,968,087	1,893,528	(74,559)
LME Primary Aluminium Futures	89	07/13/20	3,420,195	3,314,694	(105,501)
LME Primary Aluminium Futures	75	05/18/20	3,312,436	2,750,157	(562,279)
LME Zinc Futures	54	07/13/20	2,544,456	2,616,975	72,519
LME Zinc Futures	46	05/18/20	2,605,780	2,225,238	(380,542)
Low Su Gasoil G Futures	21	07/10/20	675,036	565,950	(109,086)
Natural Gas Futures	188	06/26/20	3,715,933	4,079,600	363,667
Ny Harb Ulsd Futures	13	06/30/20	599,054	482,937	(116,117)
NYBOT CSC ’C’ Coffee Futures	30	07/21/20	1,337,106	1,195,875	(141,231)
NYBOT CTN No. 2 Cotton Futures	22	07/09/20	572,892	630,630	57,738
Sugar #11 Futures	101	06/30/20	1,213,188	1,173,055	(40,133)
Wheat Futures (cbt)	56	07/14/20	1,554,549	1,467,900	(86,649)
Wti Crude Futures	65	08/20/20	1,551,712	1,714,050	162,338

Total			$52,592,676	$51,252,893	$(1,339,783)
Short Position contracts:
LME Nickel Futures	(26)	05/18/20	(1,893,249)	(1,893,528)	(279)
LME Nickel Futures	(14)	07/13/20	(980,553)	(1,023,372)	(42,819)
LME Primary Aluminium Futures	(75)	05/18/20	(3,123,331)	(2,750,157)	373,174
LME Primary Aluminium Futures	(40)	07/13/20	(1,511,045)	(1,489,750)	21,295
LME Zinc Futures	(46)	05/18/20	(2,269,180)	(2,225,238)	43,942
LME Zinc Futures	(24)	07/13/20	(1,124,417)	(1,163,100)	(38,683)

Total			$(10,901,775)	$(10,545,145)	$356,630

Total Futures Contracts			$41,690,901	$40,707,748	$(983,153)

As of April 30, 2020, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	114,018,308	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/29/20	—	—	$1,111,596	$1,111,596
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	127,238,243	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/30/20	—	—	1,182,623	1,182,623
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	174,137,410	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/29/20	—	—	233,599	233,599

97

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citi Custom CIVICS H Total Return Index (4)				3 Month USD UST 13-Week Bill High Discount Rate
	Citibank, N.A.	USD	71,790,061	plus 0.14%	06/29/20	—	—	$60,874	$60,874
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	129,990,868	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/28/20	—	—	1,708,590	1,708,590
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	75,446,633	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/28/20	—	—	1,597,006	1,597,006
UBS UBSIB190 Custom Strategy (7)				3 Month USD UST 13-Week Bill High Discount Rate
	UBS AG	USD	257,175,770	plus 0.14%	07/31/20	—	—	5,005,699	5,005,699

Total						—	—	$10,899,987	$10,899,987

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	3.80%	USD $	4,348,394
ICE Gasoil Futures	1.41%		1,611,932
NYMEX Reformulated Gasoline Blend Futures	1.31%		1,497,037
NYMEX NY Harbor ULSD Futures	1.15%		1,308,251
NYMEX Henry Hub Natural Gas Futures	10.01%		11,410,170
NYMEX Light Sweet Crude Oil Futures	4.20%		4,794,005
CBOT Corn Futures	6.06%		6,904,177
KCBT Hard Red Winter Wheat Futures	1.90%		2,171,153
CBOT Soybean Meal Futures	4.03%		4,589,777
CBOT Soybean Oil Futures	2.77%		3,156,408
CBOT Soybean Futures	6.37%		7,262,842
CBOT Wheat Futures	3.62%		4,122,203
CME Lean Hogs Futures	1.94%		2,209,879
CME Live Cattle Futures	3.65%		4,161,771
LME Primary Aluminum Futures	4.44%		5,058,283
COMEX Copper Futures	7.29%		8,306,355
LME Nickel Futures	3.00%		3,422,736
LME Zinc Futures	3.52%		4,017,785
COMEX Gold 100 Troy Oz. Futures	18.36%		20,932,777
COMEX Silver Futures	3.84%		4,374,623
NYBOT CSC ’C’ Coffee Futures	2.94%		3,349,823
NYBOT CSC No. 11 World Sugar Futures	2.86%		3,266,378
NYBOT CTN No. 2 Cotton Futures	1.53%		1,741,549

Total Notional Amount			$114,018,308

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	2.63%	USD $	3,357,563
ICE Gasoil Futures	1.10%		1,409,962
NYMEX Reformulated Gasoline Blend Futures	1.02%		1,300,469
NYMEX NY Harbor ULSD Futures	0.90%		1,139,098
NYMEX Henry Hub Natural Gas Futures	8.26%		10,508,271
NYMEX Light Sweet Crude Oil Futures	2.89%		3,677,637
CBOT Corn Futures	6.24%		7,938,014
KCBT Hard Red Winter Wheat Futures	1.56%		1,982,038
CBOT Soybean Meal Futures	4.94%		6,283,808
CBOT Soybean Oil Futures	2.26%		2,869,643
CBOT Soybean Futures	6.52%		8,290,249
CBOT Wheat Futures	4.43%		5,638,253
CME Lean Hogs Futures	2.19%		2,781,323
CME Live Cattle Futures	2.75%		3,505,151
LME Primary Aluminum Futures	4.55%		5,787,418
COMEX Copper Futures	7.43%		9,448,669
LME Nickel Futures	3.06%		3,899,243
LME Zinc Futures	3.60%		4,579,526
COMEX Gold 100 Troy Oz. Futures	22.48%		28,605,233
COMEX Silver Futures	3.97%		5,045,570
NYBOT CSC ’C’ Coffee Futures	3.01%		3,830,605
NYBOT CSC No. 11 World Sugar Futures	2.34%		2,978,450
NYBOT CTN No. 2 Cotton Futures	1.87%		2,382,050

Total Notional Amount			$127,238,243

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	2.63%	USD $	4,595,138
ICE Gasoil Futures	1.10%		1,929,663
NYMEX Reformulated Gasoline Blend Futures	1.02%		1,779,813
NYMEX NY Harbor ULSD Futures	0.90%		1,558,961
NYMEX Henry Hub Natural Gas Futures	8.26%		14,381,550
NYMEX Light Sweet Crude Oil Futures	2.89%		5,033,189
CBOT Corn Futures	6.24%		10,863,913
KCBT Hard Red Winter Wheat Futures	1.56%		2,712,605
CBOT Soybean Meal Futures	4.94%		8,599,978
CBOT Soybean Oil Futures	2.26%		3,927,374
CBOT Soybean Futures	6.52%		11,345,979
CBOT Wheat Futures	4.43%		7,716,476
CME Lean Hogs Futures	2.19%		3,806,500
CME Live Cattle Futures	2.75%		4,797,126

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Primary Aluminum Futures	4.55%	7,920,622
COMEX Copper Futures	7.43%	12,931,386
LME Nickel Futures	3.06%	5,336,478
LME Zinc Futures	3.60%	6,267,509
COMEX Gold 100 Troy Oz. Futures	22.48%	39,148,930
COMEX Silver Futures	3.97%	6,905,334
NYBOT CSC ’C’ Coffee Futures	3.01%	5,242,541
NYBOT CSC No. 11 World Sugar Futures	2.34%	4,076,287
NYBOT CTN No. 2 Cotton Futures	1.87%	3,260,058

Total Notional Amount		$174,137,410

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	3.80%	USD $	2,737,907
ICE Gasoil Futures	1.41%		1,014,931
NYMEX Reformulated Gasoline Blend Futures	1.31%		942,589
NYMEX NY Harbor ULSD Futures	1.15%		823,722
NYMEX Henry Hub Natural Gas Futures	10.01%		7,184,257
NYMEX Light Sweet Crude Oil Futures	4.20%		3,018,479
CBOT Corn Futures	6.06%		4,347,120
KCBT Hard Red Winter Wheat Futures	1.90%		1,367,037
CBOT Soybean Meal Futures	4.03%		2,889,890
CBOT Soybean Oil Futures	2.77%		1,987,389
CBOT Soybean Futures	6.37%		4,572,949
CBOT Wheat Futures	3.62%		2,595,489
CME Lean Hogs Futures	1.94%		1,391,420
CME Live Cattle Futures	3.65%		2,620,402
LME Primary Aluminum Futures	4.44%		3,184,878
COMEX Copper Futures	7.29%		5,229,982
LME Nickel Futures	3.00%		2,155,079
LME Zinc Futures	3.52%		2,529,743
COMEX Gold 100 Troy Oz. Futures	18.36%		13,180,035
COMEX Silver Futures	3.84%		2,754,421
NYBOT CSC ’C’ Coffee Futures	2.94%		2,109,170
NYBOT CSC No. 11 World Sugar Futures	2.86%		2,056,630
NYBOT CTN No. 2 Cotton Futures	1.53%		1,096,542

Total Notional Amount			$71,790,061

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	2.63%	USD $	3,430,201
ICE Gasoil Futures	1.10%		1,440,465
NYMEX Reformulated Gasoline Blend Futures	1.02%		1,328,602
NYMEX NY Harbor ULSD Futures	0.90%		1,163,740
NYMEX Henry Hub Natural Gas Futures	8.26%		10,735,603
NYMEX Light Sweet Crude Oil Futures	2.89%		3,757,197

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
CBOT Corn Futures	6.24%	8,109,742
KCBT Hard Red Winter Wheat Futures	1.56%	2,024,917
CBOT Soybean Meal Futures	4.94%	6,419,750
CBOT Soybean Oil Futures	2.26%	2,931,723
CBOT Soybean Futures	6.52%	8,469,597
CBOT Wheat Futures	4.43%	5,760,229
CME Lean Hogs Futures	2.19%	2,841,493
CME Live Cattle Futures	2.75%	3,580,980
LME Primary Aluminum Futures	4.55%	5,912,621
COMEX Copper Futures	7.43%	9,653,078
LME Nickel Futures	3.06%	3,983,598
LME Zinc Futures	3.60%	4,678,598
COMEX Gold 100 Troy Oz. Futures	22.48%	29,224,068
COMEX Silver Futures	3.97%	5,154,724
NYBOT CSC ’C’ Coffee Futures	3.01%	3,913,475
NYBOT CSC No. 11 World Sugar Futures	2.34%	3,042,885
NYBOT CTN No. 2 Cotton Futures	1.87%	2,433,582

Total Notional Amount		$129,990,868

(6)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	3.80%	USD $	2,877,358
ICE Gasoil Futures	1.41%		1,066,626
NYMEX Reformulated Gasoline Blend Futures	1.31%		990,599
NYMEX NY Harbor ULSD Futures	1.15%		865,678
NYMEX Henry Hub Natural Gas Futures	10.01%		7,550,181
NYMEX Light Sweet Crude Oil Futures	4.20%		3,172,223
CBOT Corn Futures	6.06%		4,568,538
KCBT Hard Red Winter Wheat Futures	1.90%		1,436,666
CBOT Soybean Meal Futures	4.03%		3,037,085
CBOT Soybean Oil Futures	2.77%		2,088,615
CBOT Soybean Futures	6.37%		4,805,869
CBOT Wheat Futures	3.62%		2,727,688
CME Lean Hogs Futures	1.94%		1,462,291
CME Live Cattle Futures	3.65%		2,753,870
LME Primary Aluminum Futures	4.44%		3,347,098
COMEX Copper Futures	7.29%		5,496,367
LME Nickel Futures	3.00%		2,264,846
LME Zinc Futures	3.52%		2,658,593
COMEX Gold 100 Troy Oz. Futures	18.36%		13,851,350
COMEX Silver Futures	3.84%		2,894,716
NYBOT CSC ’C’ Coffee Futures	2.94%		2,216,599
NYBOT CSC No. 11 World Sugar Futures	2.86%		2,161,383
NYBOT CTN No. 2 Cotton Futures	1.53%		1,152,394

Total Notional Amount			$75,446,633

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(7)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	3.80%	USD $	9,808,085
ICE Gasoil Futures	1.41%		3,635,819
NYMEX Reformulated Gasoline Blend Futures	1.31%		3,376,666
NYMEX NY Harbor ULSD Futures	1.15%		2,950,846
NYMEX Henry Hub Natural Gas Futures	10.01%		25,736,387
NYMEX Light Sweet Crude Oil Futures	4.20%		10,813,192
CBOT Corn Futures	6.06%		15,572,825
KCBT Hard Red Winter Wheat Futures	1.90%		4,897,179
CBOT Soybean Meal Futures	4.03%		10,352,544
CBOT Soybean Oil Futures	2.77%		7,119,485
CBOT Soybean Futures	6.37%		16,381,817
CBOT Wheat Futures	3.62%		9,297,900
CME Lean Hogs Futures	1.94%		4,984,526
CME Live Cattle Futures	3.65%		9,387,147
LME Primary Aluminum Futures	4.44%		11,409,289
COMEX Copper Futures	7.29%		18,735,528
LME Nickel Futures	3.00%		7,720,206
LME Zinc Futures	3.52%		9,062,377
COMEX Gold 100 Troy Oz. Futures	18.36%		47,215,250
COMEX Silver Futures	3.84%		9,867,249
NYBOT CSC ’C’ Coffee Futures	2.94%		7,555,745
NYBOT CSC No. 11 World Sugar Futures	2.86%		7,367,530
NYBOT CTN No. 2 Cotton Futures	1.53%		3,928,178

Total Notional Amount			$257,175,770

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$14,566,368	—	$14,566,368
Belgium	—	17,857,844	—	17,857,844
Canada	—	96,445,653	—	96,445,653
Denmark	—	5,453,888	—	5,453,888
France	—	31,367,554	—	31,367,554
Germany	—	11,741,026	—	11,741,026
Japan	—	31,387,697	—	31,387,697
Netherlands	—	6,265,791	—	6,265,791
Singapore	—	2,204,911	—	2,204,911
Spain	—	14,087,278	—	14,087,278
Supranational Organization Obligations	—	32,889,795	—	32,889,795
Sweden	—	25,927,219	—	25,927,219
Switzerland	—	4,769,665	—	4,769,665
United Kingdom	—	13,861,391	—	13,861,391
United States	—	243,479,754	—	243,479,754
U.S. Treasury Obligations	—	287,258,634	—	287,258,634
Commercial Paper	—	108,584,435	—	108,584,435
Securities Lending Collateral	—	1,983,454	—	1,983,454
Forward Currency Contracts**	—	(2,039,854)	—	(2,039,854)

102

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Futures Contracts**	$(983,153)	—	—	$(983,153)
Swap Agreements**	—	$10,899,987	—	10,899,987

TOTAL	$(983,153)	$958,992,490	—	$958,009,337

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $1,955 of securities on loan)	$948,149
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,983)	1,983
Foreign Currencies at Value	3
Segregated Cash for Swaps Contracts	27,244
Cash	79,773
Receivables:
Dividends and Interest	4,084
Securities Lending Income	1
Fund Shares Sold	10,119
Futures Margin Variation	83
Unrealized Gain on Swap Contracts	10,900
Prepaid Expenses and Other Assets	42

Total Assets	1,082,381

LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,003
Investment Securities Purchased	46,871
Fund Shares Redeemed	5,415
Due to Advisor	239
Due to Broker	533
Unrealized Loss on Forward Currency Contracts	2,040
Accrued Expenses and Other Liabilities	191

Total Liabilities	57,292

NET ASSETS	$1,025,089

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	239,131,113

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.29

Investment Securities at Cost	$953,626

Foreign Currencies at Cost	$3

NET ASSETS CONSIST OF:
Paid-In Capital	$1,330,588
Total Distributable Earnings (Loss)	(305,499)

NET ASSETS	$1,025,089

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$12,855
Income from Securities Lending	10

Total Investment Income	12,865

Expenses
Investment Management Fees	2,473
Accounting & Transfer Agent Fees	136
Custodian Fees	18
Filing Fees	29
Shareholders’ Reports	54
Directors’/Trustees’ Fees & Expenses	4
Professional Fees	14
Other	11

Total Expenses	2,739

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D)	(481)
Fees Paid Indirectly (Note D)	(9)

Net Expenses	2,249

Net Investment Income (Loss)	10,616

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(3,520)
Futures	(10,378)
Swap Contracts	(311,565)
Foreign Currency Transactions	(71)
Forward Currency Contracts	7,693
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,798)
Affiliated Investment Companies Shares	(1)
Futures	(1,666)
Swap Contracts	19,703
Translation of Foreign Currency-Denominated Amounts	(35)
Forward Currency Contracts	587

Net Realized and Unrealized Gain (Loss)	(304,051)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(293,435)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,616	$34,339
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(3,520)	(5,105)
Affiliated Investment Companies Shares Sold	—	1
Futures	(10,378)	(7,871)
Swap Contracts	(311,565)	(121,360)
Foreign Currency Transactions	(71)	22
Forward Currency Contracts	7,693	14,639
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,798)	21,976
Affiliated Investment Companies Shares	(1)	—
Futures	(1,666)	4,368
Swap Contracts	19,703	19,967
Translation of Foreign Currency-Denominated Amounts	(35)	17
Forward Currency Contracts	587	(6,022)

Net Increase (Decrease) in Net Assets Resulting from Operations	(293,435)	(45,029)

Distributions:
Institutional Class Shares	(16,600)	(36,041)
Capital Share Transactions (1):
Shares Issued	282,752	637,187
Shares Issued in Lieu of Cash Distributions	15,097	32,129
Shares Redeemed	(541,769)	(1,005,190)

Net Increase (Decrease) from Capital Share Transactions	(243,920)	(335,874)

Total Increase (Decrease) in Net Assets	(553,955)	(416,944)
Net Assets
Beginning of Period	1,579,044	1,995,988

End of Period	$1,025,089	$1,579,044

(1) Shares Issued and Redeemed:
Shares Issued	58,563	116,397
Shares Issued in Lieu of Cash Distributions	2,780	5,930
Shares Redeemed	(111,610)	(184,535)

Net Increase (Decrease) from Shares Issued and Redeemed	(50,267)	(62,208)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period.	$5.46		$5.68	$5.98	$5.88	$5.93	$8.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.11	0.10	0.07	0.05	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.15)		(0.22)	(0.25)	0.11	(0.07)	(2.05)

Total from Investment Operations	(1.11)		(0.11)	(0.15)	0.18	(0.02)	(2.00)

Less Distributions:
Net Investment Income	(0.06)		(0.11)	(0.15)	(0.08)	(0.03)	(0.06)
Net Realized Gains	—		—	—	—	—	(0.01)

Total Distributions	(0.06)		(0.11)	(0.15)	(0.08)	(0.03)	(0.07)

Net Asset Value, End of Period	$4.29		$5.46	$5.68	$5.98	$5.88	$5.93

Total Return	(20.56	%)(B)	(1.99%)	(2.43%)	3.15%	(0.26%)	(25.16%)

Net Assets, End of Period (thousands)	$1,025,089		$1,579,044	$1,995,988	$1,728,321	$1,598,097	$1,207,071
Ratio of Expenses to Average Net Assets	0.33	%(C)	0.33%	0.32%	0.33%	0.33%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.40	%(C)	0.41%	0.39%	0.39%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.57	%(C)	1.99%	1.61%	1.17%	0.95%	0.77%
Portfolio Turnover Rate	16	%(B)	38%	78%	102%	159%	124%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 “Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

108

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

109

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2020, the Portfolio held a $241,780,646 investment in the Subsidiary, representing 23.59% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2020, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.29	%*

*	Effective as of February 28, 2020, the management fee payable by the Portfolio was reduced from 0.30% to 0.28%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2020, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

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The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2020, approximately $481 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$9

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$19

F. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$116,848	$311,610	$46,393	$341,071

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$5,035	$279,042	$282,093	—	$(1)	$1,983	171	$158	—

Total	$5,035	$279,042	$282,093	—	$(1)	$1,983	171	$158	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2018	$44,438	—	—	$44,438
2019	36,041	—	—	36,041

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(2,815)	—	$(2,815)

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As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$12,263	—	$(7,351)	$(281)	$4,631

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$7,351	$7,351

During the year ended October 31, 2019, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$2,530,838	$2,727	$(839,303)	$(836,576)

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$422,765	$68,245	$1,293,225

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts
***	Average Notional Value of agreements

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Commodity Futures Contracts *,(1)	Swap Contracts (2)
DFA Commodity Strategy Portfolio	$12,355	$1,455	$10,900

	Liability Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (3)	Commodity Futures Contracts (4)
DFA Commodity Strategy Portfolio	$(4,478)	$(2,040)	$(2,438)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.

(2)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.

(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

(4)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$(314,250)	$7,693	$(10,378)	$(311,565)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$18,624	$587	$(1,666)	$19,703

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.

(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.

(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.

(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2020 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
DFA Commodity Strategy Portfolio
Credit Suisse	$3,306	$3,306	—	$(533)	$2,773	—	—	—	—	—
Bank of America Corp.	2,294	2,294	—	—	2,294	—	—	—	—	—
Citibank, N.A	294	294	—	—	294	—	—	—	—	—
State Street Bank And Trust	—	—	—	—	—	$1,675	$1,675	—	—	$1,675
JP Morgan New York	—	—	—	—	—	365	365	—	—	365
UBS AG	5,006	5,006	—	—	5,006	—	—	—	—	—

Total	$10,900	$10,900	—	(533)	$10,367	$2,040	$2,040	—	—	$2,040

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

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The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2020.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2020.

J. Securities Lending:

As of April 30, 2020, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral.

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions DFA Commodity Strategy Portfolio
Bonds	$2,003	—	—	—	$2,003

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

120

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	4	65%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

121

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$967.50	0.08%	$0.39
Hypothetical 5% Annual Return	$1,000.00	$1,024.47	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

122

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	10.8%
Consumer Discretionary	10.5%
Consumer Staples	7.4%
Energy	3.0%
Financials	10.6%
Health Care	15.4%
Industrials	7.9%
Information Technology	25.7%
Materials	2.5%
Real Estate	2.9%
Utilities	3.3%

100.0%

123

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (10.8%)
*	Alphabet, Inc., Class A	111,084	$149,596,823	1.7%
*	Alphabet, Inc., Class C	110,811	149,446,363	1.7%
	AT&T, Inc.	2,708,262	82,520,743	0.9%
	Comcast Corp., Class A	1,683,092	63,334,752	0.7%
*	Facebook, Inc., Class A	892,176	182,637,349	2.0%
*	Netflix, Inc.	162,478	68,216,388	0.8%
	Verizon Communications, Inc.	1,533,304	88,088,315	1.0%
	Walt Disney Co. (The)	668,223	72,268,318	0.8%
	Other Securities		114,929,441	1.2%

TOTAL COMMUNICATION SERVICES			971,038,492	10.8%

CONSUMER DISCRETIONARY — (10.4%)
*	Amazon.com, Inc.	154,402	381,990,548	4.3%
	Home Depot, Inc. (The)	404,416	88,902,769	1.0%
	McDonald’s Corp.	279,202	52,367,127	0.6%
	NIKE, Inc., Class B	461,954	40,273,150	0.5%
	Other Securities		374,124,922	4.0%

TOTAL CONSUMER DISCRETIONARY			937,658,516	10.4%

CONSUMER STAPLES — (7.3%)
	Coca-Cola Co. (The)	1,429,593	65,604,023	0.7%
	Costco Wholesale Corp.	163,787	49,627,461	0.5%
	PepsiCo, Inc.	516,974	68,390,491	0.8%
	Philip Morris International, Inc.	576,827	43,031,294	0.5%
	Procter & Gamble Co. (The)	924,558	108,977,652	1.2%
	Walmart, Inc.	525,928	63,926,548	0.7%
	Other Securities		260,460,324	2.9%

TOTAL CONSUMER STAPLES			660,017,793	7.3%

ENERGY — (3.0%)
	Chevron Corp.	701,024	64,494,208	0.7%
	Exxon Mobil Corp.	1,568,644	72,894,887	0.8%
	Other Securities		135,498,162	1.5%

TOTAL ENERGY			272,887,257	3.0%

FINANCIALS — (10.5%)
	Bank of America Corp.	3,001,369	72,182,924	0.8%
*	Berkshire Hathaway, Inc., Class B	725,183	135,870,287	1.5%
	JPMorgan Chase & Co.	1,162,823	111,351,931	1.2%
	Wells Fargo & Co.	1,426,877	41,450,777	0.5%
	Other Securities		588,725,631	6.6%

TOTAL FINANCIALS			949,581,550	10.6%

HEALTH CARE — (15.3%)
	Abbott Laboratories	655,247	60,341,696	0.7%
#	AbbVie, Inc.	548,259	45,066,890	0.5%
	Amgen, Inc.	220,288	52,697,295	0.6%
	Bristol-Myers Squibb Co.	869,085	52,849,059	0.6%

124

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly and Co.	313,245	$48,440,207	0.5%
Johnson & Johnson	975,743	146,400,480	1.6%
Medtronic P.L.C	496,933	48,515,569	0.5%
Merck & Co., Inc.	943,900	74,889,026	0.8%
Pfizer, Inc.	2,051,726	78,704,209	0.9%
Thermo Fisher Scientific, Inc.	148,664	49,754,868	0.6%
UnitedHealth Group, Inc.	351,246	102,728,918	1.1%
Other Securities		614,096,552	6.9%

TOTAL HEALTH CARE		1,374,484,769	15.3%

INDUSTRIALS — (7.9%)
Union Pacific Corp.	257,368	41,124,833	0.5%
Other Securities		668,290,946	7.4%

TOTAL INDUSTRIALS		709,415,779	7.9%

INFORMATION TECHNOLOGY — (25.6%)
Accenture P.L.C., Class A	235,444	43,601,874	0.5%
* Adobe, Inc.	179,468	63,467,063	0.7%
Apple, Inc.	1,548,462	454,938,136	5.1%
Cisco Systems, Inc.	1,572,781	66,654,459	0.7%
Intel Corp.	1,612,723	96,731,126	1.1%
International Business Machines Corp.	328,342	41,226,622	0.5%
Mastercard, Inc., Class A	329,118	90,497,576	1.0%
Microsoft Corp.	2,828,311	506,861,614	5.6%
NVIDIA Corp.	226,893	66,316,286	0.7%
Oracle Corp.	803,196	42,545,292	0.5%
* PayPal Holdings, Inc.	435,321	53,544,483	0.6%
* salesforce.com, Inc.	328,847	53,256,772	0.6%
# Visa, Inc., Class A	634,648	113,424,291	1.3%
Other Securities		608,238,906	6.7%

TOTAL INFORMATION TECHNOLOGY		2,301,304,500	25.6%

MATERIALS — (2.5%)
Other Securities		222,965,482	2.5%

REAL ESTATE — (2.9%)
Other Securities		260,923,465	2.9%

UTILITIES — (3.2%)
NextEra Energy, Inc.	181,209	41,881,024	0.5%
Other Securities		250,474,563	2.8%

TOTAL UTILITIES		292,355,587	3.3%

TOTAL COMMON STOCKS (Cost $3,725,678,900)		8,952,633,190	99.6%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	31,063,089	31,063,089	0.3%

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	2,102,971	$24,333,480	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $3,781,066,618)		$9,008,029,759	100.2%

125

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2020, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	274	06/19/20	$38,703,187	$39,762,880	$1,059,693

Total Futures Contracts			$38,703,187	$39,762,880	$1,059,693

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$971,038,492	—	—	$971,038,492
Consumer Discretionary	937,658,516	—	—	937,658,516
Consumer Staples	660,017,793	—	—	660,017,793
Energy	272,887,257	—	—	272,887,257
Financials	949,581,550	—	—	949,581,550
Health Care	1,374,484,769	—	—	1,374,484,769
Industrials	709,415,779	—	—	709,415,779
Information Technology	2,301,304,500	—	—	2,301,304,500
Materials	222,965,482	—	—	222,965,482
Real Estate	260,923,465	—	—	260,923,465
Utilities	292,355,587	—	—	292,355,587
Temporary Cash Investments	31,063,089	—	—	31,063,089
Securities Lending Collateral	—	$24,333,480	—	24,333,480
Futures Contracts**	1,059,693	—	—	1,059,693

TOTAL	$8,984,755,972	$24,333,480	—	$9,009,089,452

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

126

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $107,964 of securities on loan)	$8,952,634
Temporary Cash Investments at Value & Cost	31,063
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $24,325)	24,333
Segregated Cash for Futures Contracts	3,288
Receivables:
Dividends and Interest	7,667
Securities Lending Income	33
Fund Shares Sold	5,997
Prepaid Expenses and Other Assets	69

Total Assets	9,025,084

LIABILITIES:
Payables:
Upon Return of Securities Loaned	24,411
Fund Shares Redeemed	8,571
Due to Advisor	407
Futures Margin Variation	341
Accrued Expenses and Other Liabilities	1,293

Total Liabilities	35,023

NET ASSETS	$8,990,061

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,990,061 and shares outstanding of 402,333,573	$22.34

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$3,725,679

NET ASSETS CONSIST OF:
Paid-In Capital	$3,750,615
Total Distributable Earnings (Loss)	5,239,446

NET ASSETS	$8,990,061

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

127

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$98,349
Income from Securities Lending	200

Total Investment Income	98,549

Fund Expenses
Investment Management Fees	2,850
Accounting & Transfer Agent Fees	861
S&P 500® Fees	51
Custodian Fees	55
Filing Fees	101
Shareholders’ Reports	94
Directors’/Trustees’ Fees & Expenses	24
Professional Fees	76
Other	35

Total Fund Expenses	4,147

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(347)

Net Expenses	3,800

Net Investment Income (Loss)	94,749

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	104,788
Affiliated Investment Companies Shares Sold	(82)
Futures	(364)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(479,500)
Affiliated Investment Companies Shares	(1)
Futures	837

Net Realized and Unrealized Gain (Loss)	(374,322)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(279,573)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$94,749	$183,642
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	104,788	71,790
Affiliated Investment Companies Shares Sold	(82)	(8)
Futures	(364)	(137)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(479,500)	985,397
Affiliated Investment Companies Shares	(1)	6
Futures	837	147

Net Increase (Decrease) in Net Assets Resulting from Operations	(279,573)	1,240,837

Distributions:
Institutional Class Shares	(159,395)	(214,307)
Capital Share Transactions (1):
Shares Issued	1,155,546	1,678,907
Shares Issued in Lieu of Cash Distributions	147,532	198,444
Shares Redeemed	(1,660,440)	(1,634,559)

Net Increase (Decrease) from Capital Share Transactions	(357,362)	242,792

Total Increase (Decrease) in Net Assets	(796,330)	1,269,322
Net Assets
Beginning of Period	9,786,391	8,517,069

End of Period	$8,990,061	$9,786,391

(1) Shares Issued and Redeemed:
Shares Issued	52,881	78,503
Shares Issued in Lieu of Cash Distributions	6,397	9,441
Shares Redeemed	(73,823)	(75,490)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,545)	12,454

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period.	$23.48		$21.06	$20.05	$16.67	$16.42	$15.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.44	0.41	0.37	0.35	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.98)		2.50	1.05	3.50	0.38	0.47

Total from Investment Operations	(0.75)		2.94	1.46	3.87	0.73	0.80

Less Distributions:
Net Investment Income	(0.27)		(0.39)	(0.39)	(0.39)	(0.34)	(0.32)
Net Realized Gains	(0.12)		(0.13)	(0.06)	(0.10)	(0.14)	—

Total Distributions	(0.39)		(0.52)	(0.45)	(0.49)	(0.48)	(0.32)

Net Asset Value, End of Period	$22.34		$23.48	$21.06	$20.05	$16.67	$16.42

Total Return	(3.25	%)(B)	14.29%	7.25%	23.55%	4.54%	5.09%

Net Assets, End of Period (thousands)	$8,990,061		$9,786,391	$8,517,069	$7,996,178	$6,365,936	$5,810,743
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.09	%(C)	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.99	%(C)	2.02%	1.90%	1.99%	2.17%	2.05%
Portfolio Turnover Rate	2	%(B)	3%	5%	7%	9%	2%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

130

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2020, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than

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the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Net Waived Fees/
			Expenses Assumed	Previously
		Recovery	(Recovered	Waived Fees/
	Expense	of Previously	Previously Waived	Expenses Assumed
	Limitation	Waived Fees/	Fees/Expenses	Subject to Future
Institutional Class Shares	Amount	Expenses Assumed	Assumed)	Recovery
U.S. Large Company Portfolio (1)	0.08%	$89	$347	$1,343

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio.	$265

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$166,402	$582,669

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$82,786	$766,657	$825,027	$(82)	$(1)	$24,333	2,103	$2,074	—

Total	$82,786	$766,657	$825,027	$(82)	$(1)	$24,333	2,103	$2,074	—

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be “passive foreign investment companies,” were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2018	$157,152	$19,860	—	$177,012
2019	154,842	59,465	—	214,307

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
U.S. Large Company Portfolio	$(7,339)	—	$(7,339)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed			Total Net
	Net Investment			Distributable
	Income and	Undistributed	Unrealized	Earnings
	Short-Term	Long-Term	Appreciation	(Accumulated
	Capital Gains	Capital Gains	(Depreciation)	Losses)
U.S. Large Company Portfolio	$29,212	$49,422	$5,600,114	$5,678,748

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable.

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As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
U.S. Large Company Portfolio	$4,283,085	$5,575,371	$(126,424)	$5,448,947

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amount in thousands):

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Futures*
U.S. Large Company Portfolio	$64,889

*	Average Notional Value of contracts

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts *,(1)
U.S. Large Company Portfolio	$1,060	$1,060

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)
U.S. Large Company Portfolio	$(364)	$(364)

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
U.S. Large Company Portfolio	$837	$837

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

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The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
U.S. Large Company Portfolio	2.16%	$4,746	48	$12	$17,006	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2020.

I. Securities Lending:

As of April 30, 2020, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
U.S. Large Company Portfolio	$87,357

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned

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securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio
Common Stocks	$24,411	—	—	—	$24,411

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

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In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
U.S. Large Company Portfolio-Institutional Class	3	67%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

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NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
U.S. Large Company Portfolio December 16, 2019	98%	0%	2%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$827.60	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series

Communication Services	12.7%
Consumer Discretionary	5.8%
Consumer Staples	5.2%
Energy	9.9%
Financials	20.4%
Health Care	19.0%
Industrials	10.1%
Information Technology	11.1%
Materials	5.2%
Real Estate	0.3%
Utilities	0.3%

100.0%

142

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (12.4%)
AT&T, Inc.	30,756,965	$937,164,724	4.1%
* Charter Communications, Inc., Class A	918,291	454,765,252	2.0%
Comcast Corp., Class A	20,425,790	768,622,478	3.4%
* T-Mobile US, Inc.	1,300,507	114,184,515	0.5%
Walt Disney Co. (The)	2,860,892	309,405,470	1.4%
Other Securities		276,069,718	1.1%

TOTAL COMMUNICATION SERVICES		2,860,212,157	12.5%

CONSUMER DISCRETIONARY — (5.6%)
DR Horton, Inc.	3,077,410	145,315,300	0.6%
General Motors Co.	5,911,367	131,764,370	0.6%
Target Corp.	1,298,687	142,517,911	0.6%
Other Securities		876,770,582	3.8%

TOTAL CONSUMER DISCRETIONARY		1,296,368,163	5.6%

CONSUMER STAPLES — (5.1%)
Mondelez International, Inc., Class A	3,331,133	171,353,482	0.7%
Walgreens Boots Alliance, Inc.	3,325,385	143,955,917	0.6%
Walmart, Inc.	2,536,159	308,270,126	1.3%
Other Securities		551,262,977	2.5%

TOTAL CONSUMER STAPLES		1,174,842,502	5.1%

ENERGY — (9.7%)
Chevron Corp.	6,692,091	615,672,372	2.7%
ConocoPhillips	5,038,126	212,105,105	0.9%
Exxon Mobil Corp.	12,826,589	596,051,591	2.6%
Valero Energy Corp.	2,387,921	151,274,795	0.7%
Other Securities		660,620,909	2.8%

TOTAL ENERGY		2,235,724,772	9.7%

FINANCIALS — (19.8%)
Bank of America Corp.	18,272,093	439,443,837	1.9%
Bank of New York Mellon Corp. (The)	3,570,549	134,038,409	0.6%
* Berkshire Hathaway, Inc., Class B	2,919,620	547,020,003	2.4%
Capital One Financial Corp.	1,998,252	129,406,799	0.6%
Citigroup, Inc.	6,825,155	331,429,527	1.4%
Goldman Sachs Group, Inc. (The)	1,174,999	215,518,317	0.9%
JPMorgan Chase & Co.	5,905,370	565,498,231	2.5%
# Morgan Stanley	4,889,616	192,797,559	0.8%
PNC Financial Services Group, Inc. (The)	1,281,228	136,668,591	0.6%
Travelers Cos., Inc. (The)	1,137,532	115,129,614	0.5%
Truist Financial Corp.	3,754,654	140,123,687	0.6%
Wells Fargo & Co.	12,774,691	371,104,773	1.6%
Other Securities		1,271,815,782	5.6%

TOTAL FINANCIALS		4,589,995,129	20.0%

HEALTH CARE — (18.5%)
Anthem, Inc.	1,307,797	367,137,852	1.6%

143

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Centene Corp.	1,676,531	$111,623,434	0.5%
* Cigna Corp.	1,532,809	300,093,346	1.3%
CVS Health Corp.	5,447,574	335,298,180	1.5%
Danaher Corp.	1,567,775	256,268,501	1.1%
Humana, Inc.	519,080	198,195,126	0.9%
* Laboratory Corp. of America Holdings	761,302	125,196,114	0.5%
Medtronic P.L.C	3,334,526	325,549,773	1.4%
Pfizer, Inc.	24,516,708	940,460,919	4.1%
Quest Diagnostics, Inc.	975,068	107,364,737	0.5%
Thermo Fisher Scientific, Inc.	1,048,159	350,797,854	1.5%
Other Securities		854,270,600	3.7%

TOTAL HEALTH CARE		4,272,256,436	18.6%

INDUSTRIALS — (9.9%)
Eaton Corp. P.L.C	1,805,121	150,727,604	0.7%
FedEx Corp.	1,023,792	129,786,112	0.6%
Norfolk Southern Corp.	1,352,330	231,383,663	1.0%
Raytheon Technologies Corp.	2,467,746	159,934,618	0.7%
Republic Services, Inc.	1,869,856	146,484,519	0.6%
Other Securities		1,463,731,259	6.3%

TOTAL INDUSTRIALS		2,282,047,775	9.9%

INFORMATION TECHNOLOGY — (10.8%)
Fidelity National Information Services, Inc.	1,262,868	166,559,660	0.7%
HP, Inc.	9,390,456	145,645,973	0.6%
Intel Corp.	17,205,184	1,031,966,936	4.5%
* Micron Technology, Inc.	5,140,431	246,175,241	1.1%
Other Securities		916,246,388	4.0%

TOTAL INFORMATION TECHNOLOGY		2,506,594,198	10.9%

MATERIALS — (5.1%)
Linde P.L.C	682,849	125,637,387	0.5%
Newmont Corp.	1,822,997	108,431,862	0.5%
Other Securities		941,992,571	4.1%

TOTAL MATERIALS		1,176,061,820	5.1%

REAL ESTATE — (0.3%)
Other Securities		64,825,691	0.3%

UTILITIES — (0.3%)
Other Securities		75,242,602	0.3%

TOTAL COMMON STOCKS (Cost $19,730,793,532)		22,534,171,245	98.0%

TEMPORARY CASH INVESTMENTS — (1.4%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	310,708,876	310,708,876	1.4%

144

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	22,079,889	$255,486,398	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $20,296,945,427)		$23,100,366,519	100.5%

As of April 30, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,574	06/19/20	$329,401,150	$373,538,880	$44,137,730

Total Futures Contracts			$329,401,150	$373,538,880	$44,137,730

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,860,212,157	—	—	$2,860,212,157
Consumer Discretionary	1,296,368,163	—	—	1,296,368,163
Consumer Staples	1,174,842,502	—	—	1,174,842,502
Energy	2,235,724,772	—	—	2,235,724,772
Financials	4,589,995,129	—	—	4,589,995,129
Health Care	4,272,256,436	—	—	4,272,256,436
Industrials	2,282,047,775	—	—	2,282,047,775
Information Technology	2,506,594,198	—	—	2,506,594,198
Materials	1,176,061,820	—	—	1,176,061,820
Real Estate	64,825,691	—	—	64,825,691
Utilities	75,242,602	—	—	75,242,602
Temporary Cash Investments	310,708,876	—	—	310,708,876
Securities Lending Collateral	—	$255,486,398	—	255,486,398
Futures Contracts**	44,137,730	—	—	44,137,730

TOTAL	$22,889,017,851	$255,486,398	—	$23,144,504,249

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

145

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $621,031 of securities on loan)	$22,534,171
Temporary Cash Investments at Value & Cost	310,709
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $255,443)	255,486
Segregated Cash for Futures Contracts	30,888
Foreign Currencies at Value	5
Receivables:
Investment Securities Sold	90,360
Dividends and Interest	28,740
Securities Lending Income	134

Total Assets	23,250,493

LIABILITIES:
Payables:
Upon Return of Securities Loaned	255,800
Due to Advisor	1,779
Futures Margin Variation	3,077
Accrued Expenses and Other Liabilities	1,662

Total Liabilities	262,318

NET ASSETS	$22,988,175

Investment Securities at Cost	$19,730,793

Foreign Currencies at Cost	$5

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

146

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$361,846
Income from Securities Lending	747

Total Investment Income	362,593

Expenses
Investment Management Fees	13,889
Accounting & Transfer Agent Fees	585
Custodian Fees	143
Shareholders’ Reports	9
Directors’/Trustees’ Fees & Expenses	76
Professional Fees	174
Other	114

Total Expenses	14,990

Net Expenses	14,990

Net Investment Income (Loss)	347,603

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(142,940)
Affiliated Investment Companies Shares Sold	(362)
Futures	(16,837)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,194,811)
Affiliated Investment Companies Shares	(1)
Futures	42,754

Net Realized and Unrealized Gain (Loss)	(5,312,197)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,964,594)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

147

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$347,603	$725,339
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(142,940)	699,155
Affiliated Investment Companies Shares Sold	(362)	35
Futures	(16,837)	(1,255)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,194,811)	565,227
Affiliated Investment Companies Shares	(1)	21
Futures	42,754	15,103

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,964,594)	2,003,625

Transactions in Interest:
Contributions	578,605	1,481,953
Withdrawals	(2,555,514)	(2,798,695)

Net Increase (Decrease) from Transactions in Interest	(1,976,909)	(1,316,742)

Total Increase (Decrease) in Net Assets	(6,941,503)	686,883
Net Assets
Beginning of Period	29,929,678	29,242,795

End of Period	$22,988,175	$29,929,678

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

148

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The U.S. Large Cap Value Series
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Total Return	(17.24	%)(B)	7.15%	2.95%	24.31%	4.75%	1.32%

Net Assets, End of Period (thousands)	$22,988,175		$29,929,678	$29,242,795	$27,676,546	$20,916,568	$19,094,057
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed),and/or Previously Waived Fees Recovered by Advisor)	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.50	%(C)	2.50%	2.14%	2.19%	2.39%	2.20%
Portfolio Turnover Rate	3	%(B)	10%	13%	15%	15%	16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

149

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

150

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2020, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2020, the total related amounts paid by the Trust to the CCO were $45 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

151

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series.	$504

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$799,823	$2,636,036

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$255,892	$2,013,964	$2,014,007	$(362)	$(1)	$255,486	22,080	$8,458	—

Total	$255,892	$2,013,964	$2,014,007	$(362)	$(1)	$255,486	22,080	$8,458	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$23,161,639	$8,927,588	$(1,094,999)	$7,832,589

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

152

financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$236,985

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$44,138	$44,138

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(16,837)	$(16,837)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$42,754	$42,754

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
The U.S. Large Cap Value Series	2.30%	$20,086	1	$1	$20,086	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Series’ available line of credit was used.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2020.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$127,589	$123,977	$3,655

J. Securities Lending:

As of April 30, 2020, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$394,753

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

155

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks	$255,800	—	—	—	$255,800

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

156

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

157

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Series may be adversely affected in the near term and, potentially, beyond.

158

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

159

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

160

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

161

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

162

Recycled Recyclable	DFA043020-001SD 00245689

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$850.50	0.22%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

International Core Equity Portfolio
Actual Fund Return	$1,000.00	$831.50	0.30%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$824.10	0.48%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.48%	$2.41

International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$836.50	0.53%	$2.42
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.53%	$2.66

Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$859.50	0.54%	$2.50
Hypothetical 5% Annual Return	$1,000.00	$1,022.18	0.54%	$2.72

Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$817.90	0.55%	$2.49
Hypothetical 5% Annual Return	$1,000.00	$1,022.13	0.55%	$2.77

United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$787.80	0.58%	$2.58
Hypothetical 5% Annual Return	$1,000.00	$1,021.98	0.58%	$2.92

Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$841.00	0.54%	$2.47
Hypothetical 5% Annual Return	$1,000.00	$1,022.18	0.54%	$2.72

DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$719.90	0.27%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$787.00	0.24%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$790.00	0.66%	$2.94
Hypothetical 5% Annual Return	$1,000.00	$1,021.58	0.66%	$3.32

International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$813.00	0.48%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.48%	$2.41

International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$892.40	0.31%	$1.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.32	0.31%	$1.56

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$773.80	0.60%	$2.65
Hypothetical 5% Annual Return	$1,000.00	$1,021.88	0.60%	$3.02

World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$835.80	0.36%	$1.64
Hypothetical 5% Annual Return	$1,000.00	$1,023.07	0.36%	$1.81

World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$882.30	0.32%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61

Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$880.70	0.40%	$1.87
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.40%	$2.01

Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$857.30	0.46%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,022.58	0.46%	$2.31

Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$826.30	0.71%	$3.22
Hypothetical 5% Annual Return	$1,000.00	$1,021.33	0.71%	$3.57

Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$806.20	0.80%	$3.59
Institutional Class Shares	$1,000.00	$807.30	0.55%	$2.47
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.89	0.80%	$4.02
Institutional Class Shares	$1,000.00	$1,022.13	0.55%	$2.77

Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$844.90	0.51%	$2.34
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.51%	$2.56

Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$806.70	0.84%	$3.77
Hypothetical 5% Annual Return	$1,000.00	$1,020.69	0.84%	$4.22

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio

Communication Services	6.5%
Consumer Discretionary	12.2%
Consumer Staples	10.9%
Energy	5.2%
Financials	15.0%
Health Care	12.8%
Industrials	15.0%
Information Technology	7.0%
Materials	9.5%
Real Estate	2.1%
Utilities	3.8%

100.0%

International Core Equity Portfolio

Communication Services	6.0%
Consumer Discretionary	13.8%
Consumer Staples	8.8%
Energy	4.9%
Financials	14.4%
Health Care	8.6%
Industrials	17.7%
Information Technology	7.1%
Materials	12.2%
Real Estate	2.9%
Utilities	3.6%

100.0%

DFA International Real Estate Securities Portfolio

Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio

Affiliated Investment Companies	46.2%
Real Estate	53.8%

100.0%

DFA International Small Cap Value Portfolio

Communication Services	2.3%
Consumer Discretionary	13.8%
Consumer Staples	5.2%
Energy	4.9%
Financials	19.5%
Health Care	2.6%
Industrials	23.4%
Information Technology	4.0%
Materials	19.0%
Real Estate	3.7%
Utilities	1.6%

100.0%

International Vector Equity Portfolio

Communication Services	4.9%
Consumer Discretionary	13.9%
Consumer Staples	6.3%
Energy	5.4%
Financials	17.4%
Health Care	5.8%
Industrials	20.3%
Information Technology	7.3%
Materials	13.4%
Real Estate	3.1%
Utilities	2.2%

100.0%

International High Relative Profitability Portfolio

Communication Services	9.2%
Consumer Discretionary	15.5%
Consumer Staples	13.1%
Energy	2.5%
Financials	5.2%
Health Care	16.9%
Industrials	18.9%
Information Technology	7.8%
Materials	8.3%
Real Estate	0.6%
Utilities	2.0%

100.0%

World ex U.S. Core Equity Portfolio

Communication Services	6.7%
Consumer Discretionary	13.0%
Consumer Staples	8.1%
Energy	5.3%
Financials	15.1%
Health Care	7.5%
Industrials	15.3%
Information Technology	10.2%
Materials	11.5%
Real Estate	4.0%
Utilities	3.3%

100.0%

Emerging Markets Core Equity Portfolio

Communication Services	10.2%
Consumer Discretionary	10.8%
Consumer Staples	7.1%
Energy	6.0%
Financials	16.9%
Health Care	3.7%
Industrials	7.7%
Information Technology	19.8%
Materials	9.7%
Real Estate	4.8%
Utilities	3.3%

100.0%

Emerging Markets Targeted Value Portfolio

Communication Services	3.1%
Consumer Discretionary	11.4%
Consumer Staples	4.7%
Energy	3.6%
Financials	13.5%
Health Care	5.2%
Industrials	15.7%
Information Technology	15.1%
Materials	16.7%
Real Estate	8.7%
Utilities	2.3%

100.0%

8

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (5.2%)
BHP Group, Ltd.	842,811	$17,205,398	0.4%
# Commonwealth Bank of Australia	470,347	19,000,364	0.4%
CSL, Ltd.	137,898	27,486,829	0.6%
Other Securities		191,226,072	4.0%

TOTAL AUSTRALIA		254,918,663	5.4%

AUSTRIA — (0.2%)
Other Securities		7,706,226	0.2%

BELGIUM — (0.9%)
Anheuser-Busch InBev SA	265,831	12,379,754	0.3%
Other Securities		33,284,877	0.7%

TOTAL BELGIUM		45,664,631	1.0%

CANADA — (8.8%)
Canadian National Railway Co.	149,760	12,384,693	0.3%
Enbridge, Inc.	423,071	12,979,818	0.3%
Royal Bank of Canada 2754383	335,579	20,644,154	0.4%
# Royal Bank of Canada 780087102	216,240	13,318,222	0.3%
Other Securities		373,403,161	7.8%

TOTAL CANADA		432,730,048	9.1%

CHINA — (0.0%)
Other Security		2,055,224	0.0%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	541,515	34,543,246	0.7%
Other Securities		58,014,852	1.2%

TOTAL DENMARK		92,558,098	1.9%

FINLAND — (1.2%)
Other Securities		58,200,561	1.2%

FRANCE — (8.9%)
# Air Liquide SA	137,694	17,494,603	0.4%
Cie Generale des Etablissements Michelin SCA	128,280	12,394,544	0.3%
L’Oreal SA	57,248	16,644,347	0.4%
LVMH Moet Hennessy Louis Vuitton SE	92,526	35,769,861	0.8%
# Sanofi	252,438	24,656,561	0.5%
# Schneider Electric SE	150,457	13,904,083	0.3%
Total SA	800,591	28,414,874	0.6%
Vinci SA	167,454	13,718,155	0.3%
Other Securities		271,181,686	5.5%

TOTAL FRANCE		434,178,714	9.1%

GERMANY — (6.4%)
Allianz SE	72,518	13,345,579	0.3%
Bayer AG	378,996	24,926,323	0.5%

9

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Daimler AG	378,508	$12,946,104	0.3%
Deutsche Telekom AG	1,134,959	16,592,664	0.4%
SAP SE	186,530	22,217,058	0.5%
Siemens AG	187,893	17,339,348	0.4%
Other Securities		205,850,141	4.2%

TOTAL GERMANY		313,217,217	6.6%

HONG KONG — (2.8%)
AIA Group, Ltd.	2,500,200	22,946,252	0.5%
Other Securities		114,851,041	2.4%

TOTAL HONG KONG		137,797,293	2.9%

IRELAND — (0.7%)
CRH P.L.C., Sponsored ADR	444,697	13,394,274	0.3%
Other Securities		21,647,828	0.4%

TOTAL IRELAND		35,042,102	0.7%

ISRAEL — (0.5%)
Other Securities		25,990,847	0.6%

ITALY — (2.1%)
Enel SpA	2,271,536	15,515,599	0.3%
Other Securities		85,778,912	1.8%

TOTAL ITALY		101,294,511	2.1%

JAPAN — (23.5%)
KDDI Corp.	742,300	21,500,176	0.5%
Nintendo Co., Ltd.	30,500	12,594,181	0.3%
NTT DOCOMO, Inc.	481,328	14,185,325	0.3%
SoftBank Group Corp.	692,576	29,685,608	0.6%
Sony Corp.	401,800	25,857,467	0.6%
Toyota Motor Corp.	725,723	44,869,176	1.0%
Toyota Motor Corp., Sponsored ADR	88,432	10,929,311	0.2%
Other Securities		990,254,984	20.7%

TOTAL JAPAN		1,149,876,228	24.2%

NETHERLANDS — (3.6%)
ASML Holding NV	72,895	21,025,105	0.5%
Koninklijke Ahold Delhaize NV	677,848	16,458,376	0.4%
Unilever NV NL0000388619	268,265	13,359,403	0.3%
Other Securities		125,690,044	2.5%

TOTAL NETHERLANDS		176,532,928	3.7%

NEW ZEALAND — (0.4%)
Other Securities		17,493,926	0.4%

NORWAY — (0.6%)
Other Securities		28,556,442	0.6%

PORTUGAL — (0.2%)
Other Securities		9,367,877	0.2%

10

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.8%)
Other Securities		$39,138,548	0.8%

SPAIN — (2.0%)
Iberdrola S.A	2,031,389	20,207,802	0.4%
Other Securities		77,069,177	1.6%

TOTAL SPAIN		97,276,979	2.0%

SWEDEN — (2.6%)
Other Securities		126,812,116	2.7%

SWITZERLAND — (8.3%)
Nestle SA	915,482	96,958,716	2.0%
Novartis AG	448,358	38,262,178	0.8%
Novartis AG, Sponsored ADR	140,403	11,896,346	0.3%
Roche Holding AG CH0012032048	227,381	78,741,437	1.7%
Other Securities		182,356,249	3.8%

TOTAL SWITZERLAND		408,214,926	8.6%

UNITED KINGDOM — (12.7%)
AstraZeneca P.L.C	141,555	14,805,520	0.3%
AstraZeneca P.L.C., Sponsored ADR	570,883	29,845,763	0.6%
# BP P.L.C., Sponsored ADR	1,119,343	26,640,375	0.6%
British American Tobacco P.L.C	342,327	13,194,725	0.3%
# Diageo P.L.C., Sponsored ADR	103,202	14,308,957	0.3%
GlaxoSmithKline P.L.C., Sponsored ADR	633,823	26,664,934	0.6%
HSBC Holdings P.L.C., Sponsored ADR	671,660	17,281,812	0.4%
Reckitt Benckiser Group P.L.C	156,166	13,008,588	0.3%
Rio Tinto P.L.C., Sponsored ADR	267,962	12,377,165	0.3%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	493,656	15,782,182	0.3%
# Unilever P.L.C., Sponsored ADR	274,641	14,245,629	0.3%
Other Securities		424,727,105	8.8%

TOTAL UNITED KINGDOM		622,882,755	13.1%

UNITED STATES — (0.0%)
Other Securities		794,964	0.0%

TOTAL COMMON STOCKS		4,618,301,824	97.1%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Other Securities		24,309,828	0.5%

TOTAL INVESTMENT SECURITIES (Cost $4,585,827,284)		4,642,611,652

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	22,051,108	255,153,375	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $4,840,931,472)		$4,897,765,027	103.0%

11

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2020, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	580	06/19/20	$79,309,678	$84,169,600	$4,859,922

Total Futures Contracts			$79,309,678	$84,169,600	$4,859,922

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,692,759	$248,225,904	—	$254,918,663
Austria	—	7,706,226	—	7,706,226
Belgium	2,086,910	43,577,721	—	45,664,631
Canada	429,046,373	3,683,675	—	432,730,048
China	—	2,055,224	—	2,055,224
Denmark	3,830,642	88,727,456	—	92,558,098
Finland	49,862	58,150,699	—	58,200,561
France	5,871,501	428,307,213	—	434,178,714
Germany	12,306,704	300,910,513	—	313,217,217
Hong Kong	540,032	137,257,261	—	137,797,293
Ireland	13,394,274	21,647,828	—	35,042,102
Israel	6,414,786	19,576,061	—	25,990,847
Italy	5,820,295	95,474,216	—	101,294,511
Japan	24,978,030	1,124,898,198	—	1,149,876,228
Netherlands	41,647,942	134,884,986	—	176,532,928
New Zealand	—	17,493,926	—	17,493,926
Norway	48,964	28,507,478	—	28,556,442
Portugal	—	9,367,877	—	9,367,877
Singapore	—	39,138,548	—	39,138,548
Spain	2,859,840	94,417,139	—	97,276,979
Sweden	366,398	126,445,718	—	126,812,116
Switzerland	25,002,525	383,212,401	—	408,214,926
United Kingdom	212,237,669	410,645,086	—	622,882,755
United States	599,746	195,218	—	794,964
Preferred Stocks
Germany	—	24,309,828	—	24,309,828
Securities Lending Collateral	—	255,153,375	—	255,153,375
Futures Contracts**	4,859,922	—	—	4,859,922

TOTAL	$798,655,174	$4,103,969,775	—	$4,902,624,949

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.9%)
AUSTRALIA — (5.8%)
BHP Group, Ltd.	4,074,214	$83,172,233	0.4%
Commonwealth Bank of Australia	1,083,027	43,750,481	0.2%
CSL, Ltd.	345,823	68,931,948	0.3%
Fortescue Metals Group, Ltd.	6,501,810	49,688,440	0.2%
Other Securities		1,172,668,752	4.9%

TOTAL AUSTRALIA		1,418,211,854	6.0%

AUSTRIA — (0.5%)
Other Securities		119,355,050	0.5%

BELGIUM — (1.2%)
Other Securities		293,338,192	1.2%

CANADA — (8.4%)
Bank of Montreal 063671101	847,416	43,133,474	0.2%
# Canadian Natural Resources, Ltd.	2,565,626	42,999,892	0.2%
* Kinross Gold Corp.	8,338,438	55,052,441	0.3%
Kirkland Lake Gold, Ltd.	1,396,348	57,721,812	0.3%
# Royal Bank of Canada 2754383	782,481	48,136,677	0.2%
Royal Bank of Canada 780087102	1,049,719	64,652,193	0.3%
Suncor Energy, Inc.	2,403,185	42,896,852	0.2%
Other Securities		1,690,631,250	7.0%

TOTAL CANADA		2,045,224,591	8.7%

CHINA — (0.1%)
Other Securities		11,688,512	0.1%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	891,477	56,867,324	0.3%
Other Securities		404,320,482	1.7%

TOTAL DENMARK		461,187,806	2.0%

FINLAND — (1.6%)
# UPM-Kymmene Oyj	1,984,919	54,436,730	0.2%
Other Securities		335,416,064	1.5%

TOTAL FINLAND		389,852,794	1.7%

FRANCE — (7.3%)
Air Liquide SA	365,702	46,463,981	0.2%
Cie Generale des Etablissements Michelin SCA	610,972	59,032,743	0.3%
Danone SA	622,094	43,358,103	0.2%
LVMH Moet Hennessy Louis Vuitton SE	248,440	96,045,050	0.4%
Orange SA	4,330,858	52,615,738	0.2%
Peugeot SA	3,367,636	47,738,386	0.2%
Total SA	2,613,611	92,763,256	0.4%
Vinci SA	522,320	42,789,463	0.2%
Other Securities		1,311,391,380	5.5%

TOTAL FRANCE		1,792,198,100	7.6%

13

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.3%)
Allianz SE	283,403	$52,155,010	0.2%
Bayer AG	1,506,185	99,060,817	0.4%
Bayerische Motoren Werke AG	951,135	55,950,684	0.3%
Daimler AG	2,506,751	85,738,368	0.4%
Deutsche Telekom AG	5,414,362	79,155,889	0.3%
Other Securities		1,168,902,469	4.9%

TOTAL GERMANY		1,540,963,237	6.5%

HONG KONG — (2.7%)
AIA Group, Ltd.	5,388,600	49,455,313	0.2%
Other Securities		611,964,149	2.6%

TOTAL HONG KONG		661,419,462	2.8%

IRELAND — (0.7%)
Other Securities		159,684,189	0.7%

ISRAEL — (0.8%)
Other Securities		184,871,666	0.8%

ITALY — (2.4%)
Other Securities		589,546,679	2.5%

JAPAN — (24.0%)
Honda Motor Co., Ltd.	2,326,423	56,495,222	0.3%
KDDI Corp.	2,158,400	62,516,477	0.3%
SoftBank Group Corp.	2,981,263	127,784,667	0.6%
Sony Corp.	1,141,000	73,427,999	0.3%
Toyota Motor Corp.	2,841,695	175,693,085	0.8%
Toyota Motor Corp., Sponsored ADR	408,823	50,526,435	0.2%
Other Securities		5,317,562,741	22.3%

TOTAL JAPAN		5,864,006,626	24.8%

NETHERLANDS — (3.2%)
ASML Holding NV	180,590	52,087,574	0.2%
Koninklijke Ahold Delhaize NV	3,769,401	91,522,318	0.4%
Other Securities		646,849,509	2.7%

TOTAL NETHERLANDS		790,459,401	3.3%

NEW ZEALAND — (0.5%)
Other Securities		114,014,346	0.5%

NORWAY — (0.7%)
Other Securities		179,366,833	0.8%

PORTUGAL — (0.2%)
Other Securities		58,621,988	0.2%

SINGAPORE — (0.9%)
Other Securities		218,879,434	0.9%

SPAIN — (2.0%)
Iberdrola S.A	7,929,855	78,884,419	0.3%

14

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$417,338,844	1.8%

TOTAL SPAIN		496,223,263	2.1%

SWEDEN — (2.5%)
Other Securities		618,408,280	2.6%

SWITZERLAND — (7.3%)
Nestle SA	2,748,677	291,112,434	1.2%
# Novartis AG, Sponsored ADR	953,193	80,764,043	0.4%
Roche Holding AG CH0012032048	634,350	219,673,721	0.9%
Swisscom AG	97,290	50,551,093	0.2%
Other Securities		1,139,044,923	4.8%

TOTAL SWITZERLAND		1,781,146,214	7.5%

UNITED KINGDOM — (12.8%)
Anglo American P.L.C	2,586,822	46,006,755	0.2%
AstraZeneca P.L.C., Sponsored ADR	1,444,584	75,522,851	0.3%
# BP P.L.C., Sponsored ADR	5,300,096	126,142,285	0.5%
British American Tobacco P.L.C	1,148,738	44,277,203	0.2%
GlaxoSmithKline P.L.C., Sponsored ADR	1,030,233	43,341,902	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	3,163,564	81,398,502	0.4%
# Rio Tinto P.L.C., Sponsored ADR	1,793,636	82,848,047	0.4%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,490,318	49,374,235	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	1,716,768	54,885,073	0.2%
Other Securities		2,532,184,554	10.7%

TOTAL UNITED KINGDOM		3,135,981,407	13.3%

UNITED STATES — (0.1%)
Other Securities		21,014,889	0.1%

TOTAL COMMON STOCKS		22,945,664,813	97.2%

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Volkswagen AG	577,919	80,406,535	0.4%
Other Securities		69,375,721	0.2%

TOTAL GERMANY		149,782,256	0.6%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		1,590,667	0.0%

SWEDEN — (0.0%)
Other Security		494	0.0%

FRANCE — (0.0%)
Other Security		3,997	0.0%

NORWAY — (0.0%)
Other Security		50,115	0.0%

15

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.0%)
Other Security		$7,814	0.0%

TOTAL RIGHTS/WARRANTS		1,653,087	0.0%

TOTAL INVESTMENT SECURITIES (Cost $25,542,308,176)		23,097,100,156

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	115,685,309	1,338,594,714	5.7%

TOTAL INVESTMENTS—(100.0%) (Cost $26,880,646,177)		$24,435,694,870	103.5%

As of April 30, 2020, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,599	06/19/20	$343,237,821	$377,166,880	$33,929,059

Total Futures Contracts			$343,237,821	$377,166,880	$33,929,059

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$45,840,009	$1,372,371,845	—	$1,418,211,854
Austria	59,577	119,295,473	—	119,355,050
Belgium	8,021,830	285,316,362	—	293,338,192
Canada	2,033,731,101	11,493,490	—	2,045,224,591
China	—	11,688,512	—	11,688,512
Denmark	37,699,272	423,488,534	—	461,187,806
Finland	—	389,852,794	—	389,852,794
France	52,664,052	1,739,534,048	—	1,792,198,100
Germany	52,029,433	1,488,933,804	—	1,540,963,237
Hong Kong	1,052,076	660,367,386	—	661,419,462
Ireland	28,944,989	130,739,200	—	159,684,189
Israel	19,741,260	165,130,406	—	184,871,666
Italy	14,548,740	574,997,939	—	589,546,679
Japan	112,664,658	5,751,341,968	—	5,864,006,626
Netherlands	110,099,050	680,360,351	—	790,459,401
New Zealand	225,890	113,788,456	—	114,014,346
Norway	8,015,398	171,351,435	—	179,366,833
Portugal	306,877	58,315,111	—	58,621,988
Singapore	7,305	218,872,129	—	218,879,434
Spain	8,475,574	487,747,689	—	496,223,263
Sweden	2,060,644	616,347,636	—	618,408,280
Switzerland	111,872,004	1,669,274,210	—	1,781,146,214

16

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$698,279,030	$2,437,702,377	—	$3,135,981,407
United States	15,443,638	5,571,251	—	21,014,889
Preferred Stocks
Germany	—	149,782,256	—	149,782,256
Rights/Warrants
Canada	—	1,590,667	—	1,590,667
France	—	3,997	—	3,997
Israel	—	7,814	—	7,814
Norway	—	50,115	—	50,115
Sweden	—	494	—	494
Securities Lending Collateral	—	1,338,594,714	—	1,338,594,714
Futures Contracts**	33,929,059	—	—	33,929,059

TOTAL	$3,395,711,466	$21,073,912,463	—	$24,469,623,929

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

17

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	817,278	$21,870,347
Investment in The Continental Small Company Series of The DFA Investment Trust Company		4,886,994
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		4,584,242
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		3,142,854
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,870,149
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,215,091
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		993,174

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $45,186,779)		$38,562,851

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$38,562,851	—	—	$38,562,851

TOTAL	$38,562,851	—	—	$38,562,851

See accompanying Notes to Financial Statements.

18

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,014,768,876
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,497,431,217
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,499,194,090
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	990,601,444
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	804,414,207

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$9,806,409,834

As of April 30, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	600	06/19/20	$82,261,980	$87,072,000	$4,810,020

Total Futures Contracts			$82,261,980	$87,072,000	$4,810,020

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,806,409,834	—	—	$9,806,409,834
Futures Contracts**	4,810,020	—	—	4,810,020

TOTAL	$9,811,219,854	—	—	$9,811,219,854

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

19

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$503,308,843

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$503,308,843

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

20

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$296,611,085

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$296,611,085

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

21

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$17,936,805

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$17,936,805

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

22

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$480,071,994

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$480,071,994

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

23

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (16.6%)
Charter Hall Group	5,827,371	$28,796,231	0.6%
Dexus	13,878,720	82,388,605	1.8%
Goodman Group	20,965,850	178,571,056	3.9%
GPT Group (The)	24,478,471	67,273,468	1.5%
Mirvac Group	50,255,240	73,025,567	1.6%
Scentre Group	66,148,884	99,371,956	2.1%
Stockland	29,327,949	54,459,229	1.2%
Vicinity Centres	39,438,771	37,756,071	0.8%
Other Securities		155,407,403	3.3%

TOTAL AUSTRALIA		777,049,586	16.8%

BELGIUM — (3.5%)
Aedifica SA	309,783	30,023,589	0.7%
Cofinimmo SA	316,263	43,967,474	1.0%
Warehouses De Pauw CVA	1,663,501	45,635,742	1.0%
Other Securities		44,567,057	0.9%

TOTAL BELGIUM		164,193,862	3.6%

CANADA — (5.1%)
# Canadian Apartment Properties REIT	993,995	34,205,511	0.8%
Other Securities		203,808,632	4.4%

TOTAL CANADA		238,014,143	5.2%

CHINA — (0.2%)
Other Securities		10,532,587	0.2%

FRANCE — (4.3%)
# Covivio	581,312	36,507,206	0.8%
Gecina SA	546,968	71,768,186	1.6%
# ICADE	384,832	29,560,826	0.6%
Klepierre SA	2,403,269	48,788,507	1.1%
Other Securities		15,680,481	0.3%

TOTAL FRANCE		202,305,206	4.4%

GERMANY — (0.9%)
Alstria office REIT-AG	1,931,543	28,953,223	0.6%
Other Security		11,206,152	0.3%

TOTAL GERMANY		40,159,375	0.9%

HONG KONG — (5.7%)
Link REIT	24,559,205	218,926,658	4.7%
Other Securities		45,458,897	1.0%

TOTAL HONG KONG		264,385,555	5.7%

IRELAND — (0.3%)
Other Securities		15,285,421	0.3%

24

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ITALY — (0.1%)
Other Securities		$4,675,468	0.1%

JAPAN — (26.7%)
Advance Residence Investment Corp.	16,207	49,727,258	1.1%
# Daiwa House REIT Investment Corp.	24,500	59,280,198	1.3%
GLP J-Reit	42,656	54,993,981	1.2%
Industrial & Infrastructure Fund Investment Corp.	21,339	29,725,685	0.6%
Japan Real Estate Investment Corp.	16,503	89,136,925	1.9%
Japan Retail Fund Investment Corp.	32,749	35,703,779	0.8%
Nippon Accommodations Fund, Inc.	5,522	32,796,309	0.7%
Nippon Building Fund, Inc.	16,846	100,456,641	2.2%
Nippon Prologis REIT, Inc.	25,660	71,034,426	1.5%
Nomura Real Estate Master Fund, Inc.	51,236	58,266,319	1.3%
Orix JREIT, Inc.	32,207	38,503,159	0.8%
# Sekisui House Reit, Inc.	50,068	30,584,440	0.7%
United Urban Investment Corp.	36,728	36,847,413	0.8%
Other Securities		561,138,863	12.1%

TOTAL JAPAN		1,248,195,396	27.0%

MALAYSIA — (0.6%)
Other Securities		27,510,399	0.6%

MEXICO — (1.4%)
Fibra Uno Administracion S.A. de C.V	39,882,913	33,113,028	0.7%
Other Securities		34,546,276	0.8%

TOTAL MEXICO		67,659,304	1.5%

NETHERLANDS — (2.7%)
Unibail-Rodamco-Westfield (BFYM460)	1,244,295	73,676,475	1.6%
Other Securities		53,350,068	1.1%

TOTAL NETHERLANDS		127,026,543	2.7%

NEW ZEALAND — (1.2%)
Other Securities		56,221,417	1.2%

SINGAPORE — (10.2%)
Ascendas Real Estate Investment Trust	32,570,892	68,114,867	1.5%
CapitaLand Commercial Trust	31,995,849	36,358,348	0.8%
# CapitaLand Mall Trust	28,789,000	38,303,794	0.8%
# Mapletree Commercial Trust	24,011,206	33,062,979	0.7%
# Mapletree Industrial Trust	18,353,458	32,950,987	0.7%
Mapletree Logistics Trust	29,929,556	37,912,575	0.8%
Other Securities		229,745,568	5.0%

TOTAL SINGAPORE		476,449,118	10.3%

SOUTH AFRICA — (1.3%)
Growthpoint Properties, Ltd.	39,105,076	29,363,160	0.6%
Other Securities		31,980,334	0.7%

TOTAL SOUTH AFRICA		61,343,494	1.3%

SPAIN — (1.5%)
Merlin Properties Socimi SA	4,273,959	39,662,815	0.9%

25

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$32,104,831	0.7%

TOTAL SPAIN		71,767,646	1.6%

TAIWAN — (0.3%)
Other Securities		14,210,726	0.3%

TURKEY — (0.3%)
Other Securities		12,518,419	0.3%

UNITED KINGDOM — (13.0%)
Big Yellow Group P.L.C	2,185,771	29,421,528	0.6%
# British Land Co. P.L.C. (The)	11,051,490	56,376,357	1.2%
Derwent London P.L.C	1,340,418	52,375,831	1.1%
Great Portland Estates P.L.C	3,427,508	29,193,096	0.6%
# Land Securities Group P.L.C	8,708,833	72,623,434	1.6%
LondonMetric Property P.L.C	12,074,987	29,501,795	0.6%
Safestore Holdings P.L.C	3,268,889	29,570,413	0.6%
Segro P.L.C	13,456,088	141,040,321	3.1%
UNITE Group P.L.C. (The)	2,993,487	33,054,726	0.7%
Other Securities		134,507,403	3.0%

TOTAL UNITED KINGDOM		607,664,904	13.1%

TOTAL COMMON STOCKS		4,487,168,569	97.1%

RIGHTS/WARRANTS — (0.0%)

TURKEY — (0.0%)
Other Security		77,977	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,276,486,041)		4,487,246,546

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	16,623,202	192,347,069	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $5,468,787,843)		$4,679,593,615	101.2%

As of April 30, 2020, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	568	06/19/20	$63,706,828	$82,428,160	$18,721,332

Total Futures Contracts			$63,706,828	$82,428,160	$18,721,332

26

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$352,509	$776,697,077	—	$777,049,586
Belgium	—	164,193,862	—	164,193,862
Canada	238,014,143	—	—	238,014,143
China	—	10,532,587	—	10,532,587
France	—	202,305,206	—	202,305,206
Germany	—	40,159,375	—	40,159,375
Hong Kong	—	264,385,555	—	264,385,555
Ireland	—	15,285,421	—	15,285,421
Italy	—	4,675,468	—	4,675,468
Japan	—	1,248,195,396	—	1,248,195,396
Malaysia	—	27,510,399	—	27,510,399
Mexico	67,659,304	—	—	67,659,304
Netherlands	—	127,026,543	—	127,026,543
New Zealand	—	56,221,417	—	56,221,417
Singapore	—	476,449,118	—	476,449,118
South Africa	—	61,343,494	—	61,343,494
Spain	—	71,767,646	—	71,767,646
Taiwan	—	14,210,726	—	14,210,726
Turkey	—	12,518,419	—	12,518,419
United Kingdom	—	607,664,904	—	607,664,904
Rights/Warrants
Turkey	—	77,977	—	77,977
Securities Lending Collateral	—	192,347,069	—	192,347,069
Futures Contracts**	18,721,332	—	—	18,721,332

TOTAL	$324,747,288	$4,373,567,659	—	$4,698,314,947

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

27

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (53.1%)
CANADA — (0.0%)
	Other Security		$1,736,766	0.0%

UNITED STATES — (53.1%)
#	Alexandria Real Estate Equities, Inc.	448,798	70,501,678	1.0%
	American Campus Communities, Inc.	548,715	19,364,152	0.3%
	American Homes 4 Rent, Class A	1,076,369	25,983,557	0.4%
	American Tower Corp.	1,735,168	412,969,984	5.8%
	Apartment Investment & Management Co., Class A	596,218	22,459,537	0.3%
	AvalonBay Communities, Inc.	546,337	89,025,614	1.2%
	Boston Properties, Inc.	604,858	58,780,100	0.8%
	Camden Property Trust	388,529	34,217,749	0.5%
	Crown Castle International Corp.	1,611,774	256,965,129	3.6%
	CubeSmart	772,944	19,478,189	0.3%
#	CyrusOne, Inc.	447,597	31,398,930	0.4%
	Digital Realty Trust, Inc.	816,484	122,056,163	1.7%
	Douglas Emmett, Inc.	667,783	20,360,704	0.3%
	Duke Realty Corp.	1,474,838	51,176,879	0.7%
	Equinix, Inc.	333,600	225,246,720	3.2%
	Equity LifeStyle Properties, Inc.	692,628	41,772,395	0.6%
#	Equity Residential	1,452,680	94,511,361	1.3%
	Essex Property Trust, Inc.	258,504	63,100,826	0.9%
	Extra Space Storage, Inc.	519,649	45,853,828	0.6%
	Federal Realty Investment Trust	303,030	25,233,308	0.4%
	First Industrial Realty Trust, Inc.	502,451	18,977,574	0.3%
	Gaming and Leisure Properties, Inc.	818,360	23,110,486	0.3%
	Healthcare Trust of America, Inc., Class A	818,932	20,170,295	0.3%
	Healthpeak Properties, Inc.	1,994,855	52,145,510	0.7%
#	Host Hotels & Resorts, Inc.	2,948,309	36,293,684	0.5%
	Invitation Homes, Inc.	1,983,043	46,898,964	0.7%
#	Iron Mountain, Inc.	1,152,133	27,858,576	0.4%
	Kilroy Realty Corp.	423,624	26,374,830	0.4%
	Kimco Realty Corp.	1,691,068	18,449,552	0.3%
	Lamar Advertising Co., Class A	345,346	19,909,197	0.3%
	Medical Properties Trust, Inc.	1,907,624	32,696,675	0.5%
	Mid-America Apartment Communities, Inc.	455,808	51,013,978	0.7%
	National Retail Properties, Inc.	688,679	22,478,483	0.3%
	Omega Healthcare Investors, Inc.	895,273	26,097,213	0.4%
	Prologis, Inc.	2,885,094	257,436,900	3.6%
	Public Storage	614,993	114,050,452	1.6%
	Realty Income Corp.	1,274,944	70,019,924	1.0%
	Regency Centers Corp.	672,335	29,522,212	0.4%
	SBA Communications Corp.	443,093	128,461,523	1.8%
#	Simon Property Group, Inc.	1,214,648	81,102,047	1.1%
#	SL Green Realty Corp.	357,734	18,977,789	0.3%
	Sun Communities, Inc.	362,517	48,722,285	0.7%
	UDR, Inc.	1,175,846	44,058,950	0.6%
	Ventas, Inc.	1,458,084	47,169,017	0.7%
	VEREIT, Inc.	4,283,981	23,476,216	0.3%
	Vornado Realty Trust	689,192	30,200,393	0.4%
#	Welltower, Inc.	1,587,423	81,323,680	1.1%
	WP Carey, Inc.	691,242	45,469,899	0.6%

28

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$664,796,453	9.1%

TOTAL UNITED STATES		3,837,719,560	53.7%

VIRGIN ISLANDS, U.S. — (0.0%)
Other Security		1,117,107	0.0%

TOTAL COMMON STOCKS		3,840,573,433	53.7%

		Value†
AFFILIATED INVESTMENT COMPANIES — (45.7%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	694,305,620	2,478,671,061	34.7%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	24,067,787	820,470,862	11.5%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,299,141,923	46.2%

TOTAL INVESTMENT SECURITIES (Cost $7,640,097,121)		7,139,715,356

SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	7,229,586	83,653,540	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $7,723,732,895)		$7,223,368,896	101.1%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,736,766	—	—	$1,736,766
United States	3,837,578,807	$140,753	—	3,837,719,560
Virgin Islands, U.S	1,117,107	—	—	1,117,107
Affiliated Investment Companies	3,299,141,923	—	—	3,299,141,923
Securities Lending Collateral	—	83,653,540	—	83,653,540

TOTAL	$7,139,574,603	$83,794,293	—	$7,223,368,896

See accompanying Notes to Financial Statements.

29

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.6%)
Cleanaway Waste Management, Ltd.	44,191,128	$53,317,636	0.6%
IGO, Ltd.	9,546,016	28,959,494	0.3%
OZ Minerals, Ltd.	7,869,504	45,361,603	0.5%
Other Securities		532,435,712	5.3%

TOTAL AUSTRALIA		660,074,445	6.7%

AUSTRIA — (0.9%)
Other Securities		90,468,164	0.9%

BELGIUM — (1.7%)
Ackermans & van Haaren NV	373,261	49,471,129	0.5%
Euronav NV	3,368,136	37,619,323	0.4%
Other Securities		88,809,314	0.9%

TOTAL BELGIUM		175,899,766	1.8%

CANADA — (9.4%)
* Alacer Gold Corp.	7,196,912	36,916,521	0.4%
Alamos Gold, Inc., Class A	8,223,073	66,224,109	0.7%
Centerra Gold, Inc.	6,281,446	50,226,297	0.5%
* IAMGOLD Corp.	10,385,977	36,337,302	0.4%
Kirkland Lake Gold, Ltd.	1,774,198	73,341,233	0.8%
TransAlta Corp. 2901628	6,330,384	37,246,916	0.4%
Yamana Gold, Inc.	19,985,604	94,188,414	1.0%
Other Securities		552,113,079	5.4%

TOTAL CANADA		946,593,871	9.6%

CHINA — (0.0%)
Other Securities		1,979,623	0.0%

DENMARK — (1.7%)
* Jyske Bank A.S	1,248,288	33,694,924	0.4%
Other Securities		140,031,270	1.4%

TOTAL DENMARK		173,726,194	1.8%

FINLAND — (2.0%)
Kemira Oyj	2,792,209	33,590,360	0.3%
# Metsa Board Oyj	4,879,409	33,986,868	0.4%
Other Securities		137,865,980	1.4%

TOTAL FINLAND		205,443,208	2.1%

FRANCE — (3.8%)
# Casino Guichard Perrachon SA	875,911	32,878,974	0.3%
Elis SA	2,920,469	35,997,957	0.4%
Korian SA	957,145	32,148,025	0.3%
Rexel SA	6,861,753	64,087,227	0.7%
Other Securities		214,182,867	2.2%

TOTAL FRANCE		379,295,050	3.9%

30

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (5.1%)
Aurubis AG	1,173,538	$60,836,816	0.6%
Lanxess AG	1,083,348	53,306,566	0.6%
#* OSRAM Licht AG	1,064,472	46,841,501	0.5%
Other Securities		352,699,838	3.5%

TOTAL GERMANY		513,684,721	5.2%

GREECE — (0.0%)
Other Securities		1,883	0.0%

HONG KONG — (3.0%)
Other Securities		297,652,854	3.0%

IRELAND — (0.1%)
Other Securities		9,334,111	0.1%

ISRAEL — (0.8%)
Other Securities		81,690,410	0.8%

ITALY — (4.1%)
Buzzi Unicem SpA	2,094,916	41,100,170	0.4%
#* Saipem SpA	11,811,160	30,315,237	0.3%
Unione di Banche Italiane SpA	25,232,083	72,332,143	0.7%
Unipol Gruppo SpA	10,098,772	34,844,744	0.4%
Other Securities		238,502,305	2.4%

TOTAL ITALY		417,094,599	4.2%

JAPAN — (27.9%)
Other Securities		2,807,590,272	28.6%

NETHERLANDS — (2.8%)
APERAM SA	1,236,551	32,040,068	0.3%
ASR Nederland NV	2,674,123	71,664,304	0.7%
# SBM Offshore NV	4,667,578	59,161,973	0.6%
Signify NV	1,904,294	38,764,455	0.4%
Other Securities		81,914,647	0.9%

TOTAL NETHERLANDS		283,545,447	2.9%

NEW ZEALAND — (0.5%)
Other Securities		45,744,389	0.5%

NORWAY — (0.7%)
Other Securities		69,591,248	0.7%

PORTUGAL — (0.3%)
Other Securities		26,414,245	0.3%

SINGAPORE — (0.9%)
Other Securities		93,590,028	1.0%

SPAIN — (2.1%)
Acciona SA	447,710	44,374,656	0.5%
Acerinox SA	3,935,087	29,643,659	0.3%
Ebro Foods SA	1,792,345	38,142,772	0.4%

31

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$102,228,513	1.0%

TOTAL SPAIN		214,389,600	2.2%

SWEDEN — (2.5%)
Other Securities		254,922,533	2.6%

SWITZERLAND — (4.9%)
Allreal Holding AG	281,115	52,214,825	0.5%
Helvetia Holding AG	649,974	59,248,709	0.6%
Siegfried Holding AG	64,976	29,616,955	0.3%
Other Securities		347,480,255	3.6%

TOTAL SWITZERLAND		488,560,744	5.0%

UNITED KINGDOM — (13.5%)
Aggreko P.L.C.	5,339,462	30,790,842	0.3%
Babcock International Group P.L.C.	6,665,733	35,306,155	0.4%
Bellway P.L.C.	2,925,785	97,900,638	1.0%
Centamin P.L.C.	34,704,078	67,193,119	0.7%
Close Brothers Group P.L.C.	3,046,962	41,782,991	0.4%
Grafton Group P.L.C.	5,429,731	43,326,014	0.5%
Meggitt P.L.C.	8,718,762	30,530,085	0.3%
National Express Group P.L.C.	9,677,540	33,301,719	0.3%
Phoenix Group Holdings P.L.C.	4,246,625	32,224,749	0.3%
Redrow P.L.C.	7,039,369	40,900,919	0.4%
TP ICAP P.L.C.	8,450,089	36,075,273	0.4%
Travis Perkins P.L.C.	5,082,624	66,366,247	0.7%
Vesuvius P.L.C.	7,297,106	36,773,383	0.4%
Vistry Group P.L.C.	6,540,503	66,422,468	0.7%
Other Securities		694,851,384	7.0%

TOTAL UNITED KINGDOM		1,353,745,986	13.8%

UNITED STATES — (0.0%)
Other Securities		3,968,803	0.0%

TOTAL COMMON STOCKS		9,595,002,194	97.7%

PREFERRED STOCKS — (0.2%)

GERMANY — (0.2%)
Other Securities		20,666,192	0.2%

RIGHTS/WARRANTS — (0.0%)

SINGAPORE — (0.0%)
Other Securities.		4,345	0.0%

CANADA — (0.0%)
Other Security		796,798	0.0%

32

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NORWAY — (0.0%)
Other Security		$266,662	0.0%

TOTAL RIGHTS/WARRANTS		1,067,805	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,681,955,179)		9,616,736,191

		Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	38,790,633	448,846,415	4.6%

TOTAL INVESTMENTS—(100.0%) (Cost $12,130,724,546)		$10,065,582,606	102.5%

As of April 30, 2020, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	839	06/19/20	$112,740,633	$121,755,680	$9,015,047

Total Futures Contracts			$112,740,633	$121,755,680	$9,015,047

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$15,732,758	$644,341,687	—	$660,074,445
Austria	—	90,468,164	—	90,468,164
Belgium	—	175,899,766	—	175,899,766
Canada	945,255,795	1,338,076	—	946,593,871
China	—	1,979,623	—	1,979,623
Denmark	—	173,726,194	—	173,726,194
Finland	—	205,443,208	—	205,443,208
France	—	379,295,050	—	379,295,050
Germany	2,345,140	511,339,581	—	513,684,721
Greece	—	1,883	—	1,883
Hong Kong	—	297,652,854	—	297,652,854
Ireland	—	9,334,111	—	9,334,111
Israel	110,058	81,580,352	—	81,690,410
Italy	—	417,094,599	—	417,094,599
Japan	—	2,807,590,272	—	2,807,590,272
Netherlands	—	283,545,447	—	283,545,447
New Zealand	—	45,744,389	—	45,744,389
Norway	859,899	68,731,349	—	69,591,248
Portugal	—	26,414,245	—	26,414,245
Singapore	—	93,590,028	—	93,590,028
Spain	—	214,389,600	—	214,389,600
Sweden	1,303,414	253,619,119	—	254,922,533

33

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$488,560,744	—	$488,560,744
United Kingdom	—	1,353,745,986	—	1,353,745,986
United States	$2,175,091	1,793,712	—	3,968,803
Preferred Stocks
Germany	—	20,666,192	—	20,666,192
Rights/Warrants
Canada	—	796,798	—	796,798
Norway	—	266,662	—	266,662
Singapore	—	4,345	—	4,345
Securities Lending Collateral	—	448,846,415	—	448,846,415
Futures Contracts**	9,015,047	—	—	9,015,047

TOTAL.	$976,797,202	$9,097,800,451	—	$10,074,597,653

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

34

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.9%)
AUSTRALIA — (5.4%)
Other Securities		$149,950,863	5.7%

AUSTRIA — (0.6%)
Other Securities		16,604,447	0.6%

BELGIUM — (1.3%)
KBC Group NV	101,009	5,478,821	0.2%
Other Securities		29,199,146	1.1%

TOTAL BELGIUM		34,677,967	1.3%

CANADA — (8.4%)
# Bank of Nova Scotia (The)	102,743	4,124,104	0.2%
# Canadian Natural Resources, Ltd.	614,679	10,302,020	0.4%
* Kinross Gold Corp.	612,803	4,045,878	0.2%
Magna International, Inc.	156,616	6,112,722	0.2%
Royal Bank of Canada 2754383	73,948	4,549,134	0.2%
Other Securities		203,307,189	7.7%

TOTAL CANADA		232,441,047	8.9%

CHINA — (0.1%)
Other Securities		1,981,335	0.1%

DENMARK — (1.9%)
Pandora A.S	115,658	4,112,628	0.2%
Other Securities		49,365,901	1.8%

TOTAL DENMARK		53,478,529	2.0%

FINLAND — (1.6%)
Stora Enso Oyj, Class R	414,282	4,873,843	0.2%
Other Securities		40,320,414	1.5%

TOTAL FINLAND		45,194,257	1.7%

FRANCE — (6.7%)
Arkema SA	75,942	6,320,878	0.3%
Atos SE	75,281	5,383,656	0.2%
Cie de Saint-Gobain	157,949	4,202,692	0.2%
Cie Generale des Etablissements Michelin SCA	104,734	10,119,507	0.4%
Ingenico Group SA	33,185	4,175,262	0.2%
Orange SA	382,501	4,647,017	0.2%
Peugeot SA	392,822	5,568,502	0.2%
# Sanofi	49,489	4,833,775	0.2%
Total SA	344,730	12,235,286	0.5%
Other Securities		129,456,644	4.8%

TOTAL FRANCE		186,943,219	7.2%

GERMANY — (6.0%)
Allianz SE	40,989	7,543,257	0.3%
Bayer AG	75,182	4,944,672	0.2%

35

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Commerzbank AG	1,107,916	$4,084,810	0.2%
# Daimler AG	153,503	5,250,261	0.2%
Other Securities		144,457,870	5.5%

TOTAL GERMANY		166,280,870	6.4%

HONG KONG — (2.4%)
Other Securities		67,618,426	2.6%

IRELAND — (0.8%)
CRH P.L.C., Sponsored ADR	340,667	10,260,890	0.4%
Other Securities		12,025,774	0.5%

TOTAL IRELAND		22,286,664	0.9%

ISRAEL — (1.0%)
Other Securities		26,314,066	1.0%

ITALY — (2.7%)
Other Securities		74,056,509	2.8%

JAPAN — (24.9%)
Honda Motor Co., Ltd.	181,235	4,401,139	0.2%
Inpex Corp.	617,500	3,986,019	0.2%
Mitsubishi Heavy Industries, Ltd.	191,000	4,897,933	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,169,800	4,725,992	0.2%
SoftBank Group Corp.	134,600	5,769,306	0.2%
Toyota Motor Corp.	86,018	5,318,223	0.2%
# Toyota Motor Corp., Sponsored ADR	41,727	5,157,040	0.2%
Other Securities		656,590,625	25.0%

TOTAL JAPAN		690,846,277	26.4%

NETHERLANDS — (3.2%)
ASM International NV	41,559	4,594,777	0.2%
ASR Nederland NV	149,446	4,005,030	0.2%
# Koninklijke Ahold Delhaize NV	437,995	10,634,665	0.4%
Koninklijke DSM NV	33,749	4,136,340	0.2%
Randstad NV	112,767	4,538,369	0.2%
Other Securities		59,375,217	2.1%

TOTAL NETHERLANDS		87,284,398	3.3%

NEW ZEALAND — (0.5%)
Other Securities		13,262,094	0.5%

NORWAY — (0.7%)
Other Securities		20,128,144	0.8%

PORTUGAL — (0.2%)
Other Securities		6,592,609	0.3%

SINGAPORE — (0.9%)
Other Securities		25,131,062	1.0%

SPAIN — (1.9%)
Banco Bilbao Vizcaya Argentaria SA	1,469,339	4,802,943	0.2%

36

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$48,698,024	1.8%

TOTAL SPAIN		53,500,967	2.0%

SWEDEN — (2.7%)
Other Securities		74,661,397	2.9%

SWITZERLAND — (7.1%)
Allreal Holding AG	22,133	4,111,025	0.2%
Baloise Holding AG	37,208	5,566,965	0.2%
Clariant AG	237,945	4,398,590	0.2%
Logitech International SA	88,147	4,245,446	0.2%
Nestle SA	126,847	13,434,368	0.5%
Novartis AG, Sponsored ADR	70,669	5,987,784	0.2%
Swiss Prime Site AG	48,702	4,636,747	0.2%
Zurich Insurance Group AG	15,735	4,988,850	0.2%
Other Securities		149,946,010	5.7%

TOTAL SWITZERLAND		197,315,785	7.6%

UNITED KINGDOM — (11.8%)
Anglo American P.L.C.	277,842	4,941,434	0.2%
BP P.L.C.	2,182,339	8,599,317	0.3%
# BP P.L.C., Sponsored ADR	248,133	5,905,569	0.2%
British American Tobacco P.L.C.	158,257	6,099,892	0.2%
HSBC Holdings P.L.C., Sponsored ADR	311,326	8,010,418	0.3%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,774	5,359,566	0.2%
Other Securities		288,323,811	11.1%

TOTAL UNITED KINGDOM		327,240,007	12.5%

UNITED STATES — (0.1%)
Other Securities		3,498,417	0.1%

TOTAL COMMON STOCKS		2,577,289,356	98.6%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Volkswagen AG	37,898	5,272,792	0.2%
Other Securities		8,080,973	0.3%

TOTAL GERMANY		13,353,765	0.5%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		161,242	0.0%

SWEDEN — (0.0%)
Other Security		57	0.0%

FRANCE — (0.0%)
Other Security		747	0.0%

NORWAY — (0.0%)
Other Security		8,494	0.0%

37

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.0%)
Other Security		$945	0.0%

TOTAL RIGHTS/WARRANTS		171,485	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,815,307,552)		2,590,814,606

		Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@§ The DFA Short Term Investment Fund	15,781,260	182,604,958	7.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,997,878,251)		$2,773,419,564	106.1%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$921,453	$149,029,410	—	$149,950,863
Austria	—	16,604,447	—	16,604,447
Belgium	731,384	33,946,583	—	34,677,967
Canada	231,068,599	1,372,448	—	232,441,047
China	—	1,981,335	—	1,981,335
Denmark	—	53,478,529	—	53,478,529
Finland	—	45,194,257	—	45,194,257
France	212,628	186,730,591	—	186,943,219
Germany	6,389,572	159,891,298	—	166,280,870
Hong Kong	171,346	67,447,080	—	67,618,426
Ireland	10,260,890	12,025,774	—	22,286,664
Israel	3,191,845	23,122,221	—	26,314,066
Italy	3,126,873	70,929,636	—	74,056,509
Japan	11,226,754	679,619,523	—	690,846,277
Netherlands	6,674,699	80,609,699	—	87,284,398
New Zealand	9,951	13,252,143	—	13,262,094
Norway	53,860	20,074,284	—	20,128,144
Portugal	—	6,592,609	—	6,592,609
Singapore	—	25,131,062	—	25,131,062
Spain	1,914,109	51,586,858	—	53,500,967
Sweden	193,088	74,468,309	—	74,661,397
Switzerland	11,107,843	186,207,942	—	197,315,785
United Kingdom	40,682,331	286,557,676	—	327,240,007
United States	2,527,429	970,988	—	3,498,417
Preferred Stocks
Germany	—	13,353,765	—	13,353,765
Rights/Warrants
Canada	—	161,242	—	161,242
France	—	747	—	747
Israel	—	945	—	945
Norway	—	8,494	—	8,494

38

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$57	—	$57
Securities Lending Collateral	—	182,604,958	—	182,604,958

TOTAL	$330,464,654	$2,442,954,910	—	$2,773,419,564

See accompanying Notes to Financial Statements.

39

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
AUSTRALIA — (5.4%)
BHP Group, Ltd.	247,858	$5,059,848	0.5%
CSL, Ltd.	56,488	11,259,598	1.2%
Other Securities		36,049,576	3.9%

TOTAL AUSTRALIA		52,369,022	5.6%

AUSTRIA — (0.1%)
Other Securities		694,233	0.1%

BELGIUM — (0.9%)
Other Securities		8,175,856	0.9%

CANADA — (8.5%)
Canadian National Railway Co.	51,046	4,230,182	0.5%
Canadian Natural Resources, Ltd.	318,823	5,339,103	0.6%
Other Securities		71,648,531	7.6%

TOTAL CANADA		81,217,816	8.7%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	216,287	13,796,949	1.5%
Other Securities		4,019,614	0.4%

TOTAL DENMARK		17,816,563	1.9%

FINLAND — (1.1%)
Other Securities		10,162,967	1.1%

FRANCE — (8.4%)
Cie Generale des Etablissements Michelin SCA	51,897	5,014,342	0.5%
# Kering SA	9,530	4,847,954	0.5%
Legrand SA	69,954	4,689,896	0.5%
LVMH Moet Hennessy Louis Vuitton SE	40,957	15,833,671	1.7%
Orange SA	342,562	4,161,797	0.5%
Vinci SA	81,013	6,636,741	0.7%
Other Securities		39,905,729	4.3%

TOTAL FRANCE		81,090,130	8.7%

GERMANY — (6.8%)
Adidas AG	20,625	4,721,730	0.5%
Bayer AG	95,267	6,265,649	0.7%
Deutsche Boerse AG	28,076	4,352,859	0.5%
Deutsche Telekom AG	486,363	7,110,440	0.8%
Fresenius Medical Care AG & Co. KGaA	51,411	4,029,106	0.4%
Infineon Technologies AG	230,358	4,282,568	0.5%
Other Securities		34,986,732	3.6%

TOTAL GERMANY		65,749,084	7.0%

HONG KONG — (2.8%)
Hong Kong Exchanges & Clearing, Ltd.	148,937	4,775,238	0.5%

40

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$21,661,241	2.3%

TOTAL HONG KONG		26,436,479	2.8%

IRELAND — (0.4%)
Other Securities		4,136,693	0.4%

ISRAEL — (0.3%)
Other Securities		3,320,768	0.4%

ITALY — (1.6%)
Other Securities		15,793,641	1.7%

JAPAN — (23.0%)
Astellas Pharma, Inc.	273,900	4,530,072	0.5%
Daikin Industries, Ltd.	37,200	4,773,910	0.5%
Hoya Corp.	48,100	4,386,399	0.5%
Kao Corp.	72,100	5,560,084	0.6%
KDDI Corp.	316,700	9,172,984	1.0%
Murata Manufacturing Co., Ltd.	77,700	4,378,159	0.5%
NTT DOCOMO, Inc.	209,400	6,171,274	0.7%
Recruit Holdings Co., Ltd.	182,900	5,335,410	0.6%
SoftBank Group Corp.	210,400	9,018,291	1.0%
Sony Corp.	207,600	13,359,906	1.4%
Tokyo Electron, Ltd.	21,300	4,536,492	0.5%
Other Securities		149,782,959	15.8%

TOTAL JAPAN		221,005,940	23.6%

NETHERLANDS — (3.4%)
# Koninklijke Ahold Delhaize NV	232,175	5,637,287	0.6%
Unilever NV 904784709	127,954	6,323,487	0.7%
# Wolters Kluwer NV	81,646	6,013,420	0.6%
Other Securities		14,621,388	1.6%

TOTAL NETHERLANDS		32,595,582	3.5%

NEW ZEALAND — (0.2%)
Other Securities		2,118,288	0.2%

NORWAY — (0.6%)
Other Securities		6,078,049	0.6%

PORTUGAL — (0.1%)
Other Security		812,345	0.1%

SINGAPORE — (0.9%)
Other Securities		8,615,947	0.9%

SPAIN — (2.3%)
Amadeus IT Group SA	93,221	4,449,667	0.5%
Telefonica SA	938,160	4,289,722	0.4%
Other Securities		13,067,167	1.4%

TOTAL SPAIN		21,806,556	2.3%

41

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.3%)
Other Securities		$22,397,256	2.4%

SWITZERLAND — (9.7%)
Geberit AG	11,413	5,103,926	0.6%
Givaudan SA	1,960	6,572,435	0.7%
Nestle SA	134,782	14,274,764	1.5%
Partners Group Holding AG	5,719	4,506,800	0.5%
Roche Holding AG CH0012032048	109,285	37,845,105	4.0%
Sika AG	34,004	5,624,573	0.6%
Other Securities		19,245,803	2.1%

TOTAL SWITZERLAND		93,173,406	10.0%

UNITED KINGDOM — (13.5%)
AstraZeneca P.L.C	28,081	2,937,048	0.3%
AstraZeneca P.L.C., Sponsored ADR	223,751	11,697,702	1.2%
Compass Group P.L.C	263,643	4,436,425	0.5%
# Diageo P.L.C., Sponsored ADR	75,348	10,447,000	1.1%
Experian P.L.C	150,867	4,530,591	0.5%
GlaxoSmithKline P.L.C	165,344	3,449,505	0.4%
# GlaxoSmithKline P.L.C., Sponsored ADR	286,876	12,068,873	1.3%
Imperial Brands P.L.C	295,822	6,223,637	0.7%
Rio Tinto P.L.C., Sponsored ADR	102,477	4,733,413	0.5%
SSE P.L.C	326,967	5,128,598	0.5%
# Unilever P.L.C., Sponsored ADR	145,820	7,563,683	0.8%
Other Securities		56,477,682	6.0%

TOTAL UNITED KINGDOM		129,694,157	13.8%

UNITED STATES — (0.0%)
Other Securities		259,540	0.0%

TOTAL COMMON STOCKS		905,520,318	96.7%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Volkswagen AG	29,443	4,096,439	0.5%
Other Securities		2,800,860	0.3%

TOTAL GERMANY		6,897,299	0.8%

TOTAL INVESTMENT SECURITIES (Cost $946,892,097)		912,417,617

		Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	4,229,097	48,934,877	5.2%

TOTAL INVESTMENTS—(100.0%) (Cost $995,818,175)		$961,352,494	102.7%

42

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2020, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	124	06/19/20	$18,038,949	$17,994,880	$(44,069)

Total Futures Contracts			$18,038,949	$17,994,880	$(44,069)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,817,899	$48,551,123	—	$52,369,022
Austria	—	694,233	—	694,233
Belgium	—	8,175,856	—	8,175,856
Canada	81,217,816	—	—	81,217,816
Denmark	—	17,816,563	—	17,816,563
Finland	—	10,162,967	—	10,162,967
France	246,981	80,843,149	—	81,090,130
Germany	—	65,749,084	—	65,749,084
Hong Kong	—	26,436,479	—	26,436,479
Ireland	809,957	3,326,736	—	4,136,693
Israel	1,041,946	2,278,822	—	3,320,768
Italy	1,721,157	14,072,484	—	15,793,641
Japan	—	221,005,940	—	221,005,940
Netherlands	7,157,050	25,438,532	—	32,595,582
New Zealand	—	2,118,288	—	2,118,288
Norway	—	6,078,049	—	6,078,049
Portugal	—	812,345	—	812,345
Singapore	—	8,615,947	—	8,615,947
Spain	—	21,806,556	—	21,806,556
Sweden	89,518	22,307,738	—	22,397,256
Switzerland	44,128	93,129,278	—	93,173,406
United Kingdom	52,007,223	77,686,934	—	129,694,157
United States	259,540	—	—	259,540
Preferred Stocks
Germany	—	6,897,299	—	6,897,299
Securities Lending Collateral	—	48,934,877	—	48,934,877
Futures Contracts**	(44,069)	—	—	(44,069)

TOTAL	$148,369,146	$812,939,279	—	$961,308,425

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

43

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$131,427,902
Investment in Dimensional Emerging Markets Value Fund		62,275,642
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,275,535	18,201,885

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $263,331,166)		$211,905,429

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$211,905,429	—	—	$211,905,429

TOTAL	$211,905,429	—	—	$211,905,429

See accompanying Notes to Financial Statements.

44

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
AUSTRALIA — (4.1%)
BHP Group, Ltd.	487,213	$9,946,113	0.3%
CSL, Ltd.	28,867	5,753,980	0.2%
Other Securities		115,932,096	3.7%

TOTAL AUSTRALIA		131,632,189	4.2%

AUSTRIA — (0.3%)
Other Securities		11,181,619	0.4%

BELGIUM — (0.8%)
Other Securities		26,588,100	0.8%

BRAZIL — (1.3%)
Vale SA	628,010	5,180,773	0.2%
Other Securities		36,070,564	1.1%

TOTAL BRAZIL		41,251,337	1.3%

CANADA — (6.2%)
Royal Bank of Canada 2754383	120,786	7,430,515	0.3%
Royal Bank of Canada 780087102	97,598	6,011,061	0.2%
Other Securities		188,341,992	5.9%

TOTAL CANADA		201,783,568	6.4%

CHILE — (0.2%)
Other Securities		6,428,696	0.2%

CHINA — (8.9%)
* Alibaba Group Holding, Ltd., Sponsored ADR	37,146	7,528,380	0.3%
China Construction Bank Corp., Class H	11,401,000	9,151,162	0.3%
China Mobile, Ltd.	1,070,500	8,605,810	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	8,084,000	5,420,396	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	878,500	8,939,843	0.3%
Tencent Holdings, Ltd.	442,200	23,246,203	0.8%
Other Securities		225,109,838	7.0%

TOTAL CHINA		288,001,632	9.2%

COLOMBIA — (0.1%)
Other Securities		1,985,914	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		1,155,478	0.0%

DENMARK — (1.4%)
Novo Nordisk A.S., Class B	151,133	9,640,775	0.3%
Other Securities		36,273,675	1.2%

TOTAL DENMARK		45,914,450	1.5%

EGYPT — (0.0%)
Other Securities		239,987	0.0%

45

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.1%)
Other Securities		$36,071,125	1.1%

FRANCE — (5.3%)
# Air Liquide SA	40,713	5,172,758	0.2%
Cie Generale des Etablissements Michelin SCA	58,543	5,656,485	0.2%
LVMH Moet Hennessy Louis Vuitton SE	21,810	8,431,583	0.3%
Orange SA	455,998	5,539,935	0.2%
# Sanofi	55,205	5,392,078	0.2%
Total SA	331,214	11,755,571	0.4%
Vinci SA	66,251	5,427,410	0.2%
Other Securities		122,649,268	3.7%

TOTAL FRANCE		170,025,088	5.4%

GERMANY — (4.6%)
Allianz SE	29,730	5,471,249	0.2%
Bayer AG	149,078	9,804,764	0.3%
Daimler AG	180,199	6,163,344	0.2%
Deutsche Telekom AG	363,877	5,319,742	0.2%
Other Securities		120,866,785	3.8%

TOTAL GERMANY		147,625,884	4.7%

GREECE — (0.1%)
Other Securities		1,685,865	0.1%

HONG KONG — (2.0%)
AIA Group, Ltd.	562,200	5,159,740	0.2%
Other Securities		59,508,041	1.9%

TOTAL HONG KONG		64,667,781	2.1%

HUNGARY — (0.1%)
Other Securities		2,521,029	0.1%

INDIA — (2.9%)
Reliance Industries, Ltd.	306,222	5,945,755	0.2%
Other Securities		87,764,898	2.8%

TOTAL INDIA		93,710,653	3.0%

INDONESIA — (0.4%)
Other Securities		14,090,952	0.4%

IRELAND — (0.6%)
CRH P.L.C., Sponsored ADR	271,910	8,189,929	0.3%
Other Securities		10,883,988	0.3%

TOTAL IRELAND		19,073,917	0.6%

ISRAEL — (0.5%)
Other Securities		17,449,669	0.6%

ITALY — (1.7%)
Other Securities		54,849,497	1.7%

46

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (17.3%)
Honda Motor Co., Ltd.	224,300	$5,446,936	0.2%
NTT DOCOMO, Inc.	181,600	5,351,974	0.2%
SoftBank Group Corp.	280,444	12,020,559	0.4%
Sony Corp.	104,000	6,692,824	0.2%
Toyota Motor Corp.	337,064	20,839,579	0.7%
Other Securities		510,637,859	16.1%

TOTAL JAPAN		560,989,731	17.8%

MALAYSIA — (0.6%)
Other Securities		19,667,007	0.6%

MEXICO — (0.6%)
Other Securities		18,691,191	0.6%

NETHERLANDS — (2.2%)
ASML Holding NV	20,610	5,944,542	0.2%
# Koninklijke Ahold Delhaize NV	345,795	8,396,012	0.3%
Other Securities		58,075,364	1.8%

TOTAL NETHERLANDS		72,415,918	2.3%

NEW ZEALAND — (0.3%)
Other Securities		10,646,919	0.3%

NORWAY — (0.5%)
Other Securities		16,738,423	0.5%

PERU — (0.0%)
Other Securities		319,654	0.0%

PHILIPPINES — (0.3%)
Other Securities		8,263,309	0.3%

POLAND — (0.3%)
Other Securities		8,034,263	0.3%

PORTUGAL — (0.1%)
Other Securities		4,730,060	0.2%

QATAR — (0.0%)
Other Securities		1,267,487	0.0%

RUSSIA — (0.3%)
Other Securities		9,438,384	0.3%

SAUDI ARABIA — (0.1%)
Other Securities		2,476,200	0.1%

SINGAPORE — (0.7%)
Other Securities		22,466,150	0.7%

SOUTH AFRICA — (1.4%)
Other Securities		45,294,936	1.4%

47

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (3.7%)
Samsung Electronics Co., Ltd.	661,530	$27,200,477	0.9%
SK Hynix, Inc.	79,671	5,482,763	0.2%
Other Securities		87,086,174	2.7%

TOTAL SOUTH KOREA		119,769,414	3.8%

SPAIN — (1.5%)
Iberdrola S.A	547,344	5,444,852	0.2%
Other Securities		41,993,892	1.3%

TOTAL SPAIN		47,438,744	1.5%

SWEDEN — (1.9%)
Other Securities		61,416,461	2.0%

SWITZERLAND — (5.4%)
Nestle SA	285,492	30,236,463	1.0%
Novartis AG	114,537	9,774,410	0.3%
Roche Holding AG CH0012032048	58,789	20,358,475	0.7%
Other Securities		113,231,988	3.5%

TOTAL SWITZERLAND		173,601,336	5.5%

TAIWAN — (4.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	11,802,721	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR	134,422	7,141,841	0.3%
Other Securities		138,389,992	4.3%

TOTAL TAIWAN		157,334,554	5.0%

THAILAND — (0.7%)
Other Securities		23,530,700	0.7%

TURKEY — (0.2%)
Other Securities		6,748,233	0.2%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		1,132,042	0.0%

UNITED KINGDOM — (9.2%)
Anglo American P.L.C	363,018	6,456,293	0.2%
AstraZeneca P.L.C., Sponsored ADR	170,655	8,921,843	0.3%
BP P.L.C., Sponsored ADR	503,098	11,973,732	0.4%
GlaxoSmithKline P.L.C., Sponsored ADR	155,405	6,537,888	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	274,328	7,058,459	0.2%
Rio Tinto P.L.C., Sponsored ADR	172,914	7,986,898	0.3%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,107	5,337,475	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	227,403	7,270,074	0.2%
Other Securities		235,714,195	7.4%

TOTAL UNITED KINGDOM		297,256,857	9.4%

UNITED STATES — (0.1%)
Other Securities		1,833,017	0.1%

TOTAL COMMON STOCKS		3,069,435,420	97.5%

48

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.3%)
Other Securities		$9,270,181	0.3%

CHILE — (0.0%)
Other Securities		226,584	0.0%

COLOMBIA — (0.0%)
Other Securities		292,284	0.0%

GERMANY — (0.4%)
Volkswagen AG	43,057	5,990,570	0.2%
Other Securities		7,088,936	0.3%

TOTAL GERMANY		13,079,506	0.5%

SOUTH KOREA — (0.0%)
Other Security		1,271	0.0%

TOTAL PREFERRED STOCKS		22,869,826	0.8%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		42,746	0.0%

SWEDEN — (0.0%)
Other Security		55	0.0%

FRANCE — (0.0%)
Other Security		413	0.0%

TAIWAN — (0.0%)
Other Securities		4,424	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,534	0.0%

NORWAY — (0.0%)
Other Security		10,126	0.0%

ISRAEL — (0.0%)
Other Security		928	0.0%

TOTAL RIGHTS/WARRANTS		60,226	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,551,670,846)		3,092,365,472

		Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	12,376,967	143,213,890	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,694,851,878)		$3,235,579,362	102.8%

49

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2020, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	240	06/19/20	$33,202,977	$34,828,800	$1,625,823

Total Futures Contracts			$33,202,977	$34,828,800	$1,625,823

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,921,403	$129,710,786	—	$131,632,189
Austria	—	11,181,619	—	11,181,619
Belgium	530,088	26,058,012	—	26,588,100
Brazil	41,251,337	—	—	41,251,337
Canada	200,778,346	1,005,222	—	201,783,568
Chile	6,428,696	—	—	6,428,696
China	36,837,749	251,163,883	—	288,001,632
Colombia	1,985,914	—	—	1,985,914
Czech Republic	—	1,155,478	—	1,155,478
Denmark	338,436	45,576,014	—	45,914,450
Egypt	111,005	128,982	—	239,987
Finland	—	36,071,125	—	36,071,125
France	854,152	169,170,936	—	170,025,088
Germany	1,739,820	145,886,064	—	147,625,884
Greece	—	1,685,865	—	1,685,865
Hong Kong	79,216	64,588,565	—	64,667,781
Hungary	—	2,521,029	—	2,521,029
India	2,121,424	91,589,229	—	93,710,653
Indonesia	130,140	13,960,812	—	14,090,952
Ireland	8,189,929	10,883,988	—	19,073,917
Israel	2,199,240	15,250,429	—	17,449,669
Italy	229,294	54,620,203	—	54,849,497
Japan	2,419,930	558,569,801	—	560,989,731
Malaysia	—	19,667,007	—	19,667,007
Mexico	18,691,085	106	—	18,691,191
Netherlands	9,691,175	62,724,743	—	72,415,918
New Zealand	—	10,646,919	—	10,646,919
Norway	114,718	16,623,705	—	16,738,423
Peru	319,591	63	—	319,654
Philippines	177,829	8,085,480	—	8,263,309
Poland	—	8,034,263	—	8,034,263
Portugal	—	4,730,060	—	4,730,060
Qatar	—	1,267,487	—	1,267,487
Russia	4,960,710	4,477,674	—	9,438,384
Saudi Arabia	—	2,476,200	—	2,476,200
Singapore	—	22,466,150	—	22,466,150
South Africa	9,220,811	36,074,125	—	45,294,936
South Korea	544,466	119,224,948	—	119,769,414
Spain	410,658	47,028,086	—	47,438,744
Sweden	203,308	61,213,153	—	61,416,461

50

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	$5,915,376	$167,685,960	—	$173,601,336
Taiwan	7,303,970	150,030,584	—	157,334,554
Thailand	23,530,700	—	—	23,530,700
Turkey	—	6,748,233	—	6,748,233
United Arab Emirates	—	1,132,042	—	1,132,042
United Kingdom	73,985,288	223,271,569	—	297,256,857
United States	1,366,279	466,738	—	1,833,017
Preferred Stocks
Brazil	9,270,181	—	—	9,270,181
Chile	226,584	—	—	226,584
Colombia	292,284	—	—	292,284
Germany	—	13,079,506	—	13,079,506
South Korea	—	1,271	—	1,271
Rights/Warrants
Canada	—	42,746	—	42,746
France	—	413	—	413
Israel	—	928	—	928
Norway	—	10,126	—	10,126
South Korea	—	1,534	—	1,534
Sweden	—	55	—	55
Taiwan	—	4,424	—	4,424
Securities Lending Collateral	—	143,213,890	—	143,213,890
Futures Contracts**	1,625,823	—	—	1,625,823

TOTAL	$475,996,955	$2,761,208,230	—	$3,237,205,185

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

51

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	20,118,224	$445,819,848
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	22,996,702	249,744,186
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,315,168	91,739,791

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $773,893,842)		$787,303,825

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $177,591)	177,591	177,591

TOTAL INVESTMENTS — (100.0%) (Cost $774,071,433)		$787,481,416

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$787,303,825	—	—	$787,303,825
Temporary Cash Investments	177,591	—	—	177,591

TOTAL	$787,481,416	—	—	$787,481,416

See accompanying Notes to Financial Statements.

52

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	7,617,975	$151,978,613
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	7,985,429	86,721,756
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,035,752	52,397,081

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $262,519,689)		$291,097,450

As of April 30, 2020, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
ILS	213,631	USD	60,358	Bank of America Corp.	05/26/20	$959
ILS	125,403	USD	34,578	Citibank, N.A.	05/26/20	1,416
USD	754,188	ILS	2,581,750	Goldman Sachs International	05/26/20	13,159
ILS	125,256	USD	34,603	Goldman Sachs International	05/26/20	1,349
ILS	115,957	USD	32,261	UBS AG	05/26/20	1,022
GBP	528,187	USD	660,946	Goldman Sachs International	06/12/20	4,410
USD	26,717,336	EUR	24,597,976	JP Morgan	07/13/20	53,698

Total Appreciation						$76,013
USD	4,404,218	ILS	7,124,849	Bank of America Corp.	05/26/20	$(135,418)
USD	530,046	NOK	5,670,968	Citibank, N.A.	05/26/20	(23,546)
ILS	243,866	USD	70,112	Goldman Sachs International	05/26/20	(117)
USD	44,221	NOK	457,280	UBS AG	05/26/20	(418)
USD	1,475,750	DKK	10,201,782	Citibank, N.A.	06/04/20	(23,314)
USD	827,363	GBP	662,353	Citibank, N.A.	06/12/20	(7,001)
USD	10,670,887	GBP	8,483,545	JP Morgan	06/12/20	(15,811)
USD	1,957,538	SEK	19,575,197	Bank of America Corp.	06/22/20	(49,909)
USD	19,199,436	JPY	2,058,996,881	JP Morgan	07/15/20	(7,997)
USD	662,353	SGD	944,072	Australia and New Zealand Banking Group Ltd.	07/21/20	(7,358)
USD	4,698,140	CAD	6,573,665	Bank of New York Mellon Corp.	07/24/20	(25,441)

Total (Depreciation)						$(296,330)

Total Appreciation (Depreciation)						$(220,317)

53

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

As of April 30, 2020, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	26	06/19/20	$3,393,424	$3,773,120	$379,696

Total Futures Contracts			$3,393,424	$3,773,120	$379,696

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$291,097,450	—	—	$291,097,450
Forward Currency Contracts**	—	$(220,317)	—	(220,317)
Futures Contracts**	379,696	—	—	379,696

TOTAL	$291,477,146	$(220,317)	—	$291,256,829

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

54

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$5,272,327,074

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,272,327,074

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

55

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,747,312,967

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,747,312,967

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

56

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$13,239,873,998

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,239,873,998

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

57

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.8%)
BRAZIL — (4.7%)
Petroleo Brasileiro SA BRPETRACNOR9	19,448,656	$66,701,748	0.3%
Vale SA	20,424,690	168,493,647	0.8%
Other Securities		812,455,095	3.6%

TOTAL BRAZIL		1,047,650,490	4.7%

CANADA — (0.0%)
Other Security		5,871,512	0.0%

CHILE — (0.9%)
Other Securities		193,764,453	0.9%

CHINA — (29.8%)
* Alibaba Group Holding, Ltd., Sponsored ADR	1,943,544	393,898,062	1.8%
Anhui Conch Cement Co., Ltd., Class H	7,186,000	56,664,327	0.3%
* Baidu, Inc., Sponsored ADR	630,238	63,609,921	0.3%
Bank of China, Ltd., Class H	203,461,702	77,458,428	0.4%
China Construction Bank Corp., Class H	328,426,302	263,615,687	1.2%
China Merchants Bank Co., Ltd., Class H	19,361,646	91,625,283	0.4%
China Mobile, Ltd.	14,262,500	114,657,050	0.5%
# China Mobile, Ltd., Sponsored ADR	2,903,118	116,037,626	0.5%
China National Building Material Co., Ltd., Class H	42,434,150	53,006,436	0.3%
China Overseas Land & Investment, Ltd.	22,770,033	84,111,265	0.4%
China Petroleum & Chemical Corp., Class H	147,178,400	73,355,575	0.3%
China Resources Land, Ltd.	14,146,610	58,456,668	0.3%
China Shenhua Energy Co., Ltd., Class H	30,621,000	54,247,788	0.3%
CNOOC, Ltd.	66,903,000	73,969,398	0.3%
Country Garden Holdings Co., Ltd.	38,477,649	49,842,996	0.2%
Hengan International Group Co., Ltd.	5,586,122	49,677,071	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	260,523,725	174,683,535	0.8%
NetEase, Inc., ADR	213,660	73,704,154	0.3%
PetroChina Co., Ltd., Class H	142,684,000	51,250,878	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	307,394,237	1.4%
Sunac China Holdings, Ltd.	15,572,000	69,657,468	0.3%
# Tencent Holdings, Ltd.	17,216,900	905,082,661	4.1%
* Vipshop Holdings, Ltd., ADR	3,141,441	50,043,155	0.2%
Yum China Holdings, Inc.	1,301,003	63,046,605	0.3%
Other Securities		3,226,770,763	14.6%

TOTAL CHINA		6,595,867,037	29.9%

COLOMBIA — (0.2%)
Other Securities		46,386,306	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		28,584,574	0.1%

EGYPT — (0.1%)
Other Securities		16,483,480	0.1%

GREECE — (0.3%)
Other Securities		54,539,492	0.2%

58

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (0.0%)
Other Securities		$2,871,950	0.0%

HUNGARY — (0.3%)
Other Securities		64,237,232	0.3%

INDIA — (11.2%)
* Bharti Airtel, Ltd.	8,619,250	58,726,670	0.3%
HDFC Bank Ltd.	5,989,118	78,506,215	0.4%
Hindustan Unilever, Ltd.	2,343,924	68,178,758	0.3%
Housing Development Finance Corp., Ltd.	2,926,564	74,032,639	0.4%
Infosys, Ltd.	11,809,081	110,311,585	0.5%
Infosys, Ltd., Sponsored ADR	7,138,068	65,884,368	0.3%
Reliance Industries, Ltd.	10,291,451	199,823,818	0.9%
Tata Consultancy Services, Ltd.	3,610,270	95,814,220	0.5%
Other Securities		1,734,642,702	7.7%

TOTAL INDIA		2,485,920,975	11.3%

INDONESIA — (2.2%)
Bank Central Asia Tbk PT	27,776,800	48,114,690	0.2%
Bank Rakyat Indonesia Persero Tbk PT	281,291,900	51,163,445	0.3%
Other Securities		382,306,861	1.7%

TOTAL INDONESIA		481,584,996	2.2%

MALAYSIA — (2.4%)
Other Securities		532,191,517	2.4%

MEXICO — (2.3%)
America Movil S.A.B. de C.V., Sponsored ADR, Class L	4,109,882	49,482,979	0.2%
Other Securities		448,220,655	2.1%

TOTAL MEXICO		497,703,634	2.3%

PERU — (0.1%)
Other Securities		26,174,872	0.1%

PHILIPPINES — (1.0%)
Other Securities		225,332,138	1.0%

POLAND — (1.0%)
Other Securities		213,479,209	1.0%

QATAR — (0.0%)
Other Securities		2,461,835	0.0%

RUSSIA — (1.2%)
Lukoil PJSC, Sponsored ADR	868,336	56,648,276	0.3%
Other Securities		218,370,565	0.9%

TOTAL RUSSIA		275,018,841	1.2%

SAUDI ARABIA — (0.2%)
Other Securities		38,330,207	0.2%

59

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (4.5%)
AngloGold Ashanti, Ltd., Sponsored ADR	2,133,810	$52,043,626	0.2%
FirstRand, Ltd.	23,309,342	50,872,744	0.2%
Gold Fields, Ltd., Sponsored ADR	9,705,473	71,238,172	0.3%
Naspers, Ltd., Class N	463,620	72,161,708	0.3%
# Standard Bank Group, Ltd.	9,354,999	51,618,058	0.2%
Other Securities		704,711,952	3.3%

TOTAL SOUTH AFRICA		1,002,646,260	4.5%

SOUTH KOREA — (13.6%)
Samsung Electronics Co., Ltd.	22,844,954	939,327,997	4.3%
SK Hynix, Inc.	2,407,473	165,676,393	0.8%
Other Securities		1,901,326,587	8.5%

TOTAL SOUTH KOREA		3,006,330,977	13.6%

TAIWAN — (17.3%)
Hon Hai Precision Industry Co., Ltd.	28,840,403	74,118,867	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	418,034,746	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	8,390,486	445,786,521	2.0%
Other Securities		2,897,962,260	13.1%

TOTAL TAIWAN		3,835,902,394	17.4%

THAILAND — (2.6%)
Other Securities		575,635,632	2.6%

TURKEY — (0.8%)
Other Securities		167,181,989	0.8%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		3,635,768	0.0%

TOTAL COMMON STOCKS		21,425,787,770	97.0%

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
Itau Unibanco Holding SA	13,245,417	55,462,246	0.3%
Petroleo Brasileiro SA BRPETRACNPR6	28,735,931	95,383,062	0.5%
Other Securities		105,571,558	0.4%

TOTAL BRAZIL		256,416,866	1.2%

CHILE — (0.0%)
Other Securities		5,576,026	0.0%

COLOMBIA — (0.0%)
Other Securities		9,773,477	0.0%

SOUTH KOREA — (0.0%)
Other Securities		467,909	0.0%

TOTAL PREFERRED STOCKS		272,234,278	1.2%

60

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		$95,250	0.0%

TOTAL INVESTMENT SECURITIES (Cost $22,044,284,778)		21,698,117,298

		Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	38,123,229	441,123,888	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $22,485,296,596)		$22,139,241,186	100.2%

As of April 30, 2020, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,071,489	$29,441,750	$2,370,261
S&P 500® Emini Index	2,211	06/19/20	312,655,993	320,860,320	8,204,327

Total Futures Contracts			$339,727,482	$350,302,070	$10,574,588

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,047,650,490	—	—	$1,047,650,490
Canada	5,871,512	—	—	5,871,512
Chile	193,764,453	—	—	193,764,453
China	1,140,858,148	$5,455,008,889	—	6,595,867,037
Colombia	46,386,306	—	—	46,386,306
Czech Republic	—	28,584,574	—	28,584,574
Egypt	1,775,362	14,708,118	—	16,483,480
Greece	—	54,539,492	—	54,539,492
Hong Kong	—	2,871,950	—	2,871,950
Hungary	230,994	64,006,238	—	64,237,232
India	124,775,575	2,361,145,400	—	2,485,920,975
Indonesia	21,176,819	460,408,177	—	481,584,996
Malaysia	8,377	532,183,140	—	532,191,517
Mexico	497,691,904	11,730	—	497,703,634
Peru	26,173,849	1,023	—	26,174,872
Philippines	6,274,026	219,058,112	—	225,332,138
Poland	—	213,479,209	—	213,479,209
Qatar	—	2,461,835	—	2,461,835
Russia	34,874,874	240,143,967	—	275,018,841
Saudi Arabia	—	38,330,207	—	38,330,207
South Africa	188,698,007	813,948,253	—	1,002,646,260
South Korea	48,884,925	2,957,446,052	—	3,006,330,977

61

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	$464,912,226	$3,370,990,168	—	$3,835,902,394
Thailand	575,614,655	20,977	—	575,635,632
Turkey	763,993	166,417,996	—	167,181,989
United Arab Emirates	—	3,635,768	—	3,635,768
Preferred Stocks
Brazil	256,416,866	—	—	256,416,866
Chile	5,576,026	—	—	5,576,026
Colombia	9,773,477	—	—	9,773,477
South Korea	—	467,909	—	467,909
Rights/Warrants
Taiwan	—	95,250	—	95,250
Securities Lending Collateral	—	441,123,888	—	441,123,888
Futures Contracts**	10,574,588	—	—	10,574,588

TOTAL	$4,708,727,452	$17,441,088,322	—	$22,149,815,774

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

62

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
BELGIUM — (0.1%)
Other Security		$118,284	0.1%

BRAZIL — (5.5%)
* BRF SA	94,895	338,372	0.2%
Cosan SA	37,681	418,116	0.3%
Hypera SA	90,300	482,893	0.4%
Petrobras Distribuidora SA	141,572	508,450	0.4%
Sul America SA	82,071	675,385	0.5%
Ultrapar Participacoes SA	186,070	496,150	0.4%
Other Securities		3,766,911	2.6%

TOTAL BRAZIL		6,686,277	4.8%

CANADA — (0.1%)
Other Security		78,114	0.1%

CHILE — (0.4%)
Other Securities		480,338	0.3%

CHINA — (25.6%)
Beijing Enterprises Holdings, Ltd.	99,500	352,487	0.3%
Brilliance China Automotive Holdings, Ltd.	498,000	460,768	0.3%
China Communications Services Corp., Ltd., Class H	470,000	335,022	0.3%
China Jinmao Holdings Group, Ltd.	788,000	554,800	0.4%
China National Building Material Co., Ltd., Class H	820,000	1,024,299	0.7%
China Resources Cement Holdings, Ltd.	382,000	519,789	0.4%
China Taiping Insurance Holdings Co., Ltd.	254,800	429,592	0.3%
CIFI Holdings Group Co., Ltd.	484,129	369,844	0.3%
Fosun International, Ltd.	524,500	658,492	0.5%
Great Wall Motor Co., Ltd., Class H	519,000	346,981	0.3%
Kingboard Holdings, Ltd.	143,500	350,076	0.3%
Kunlun Energy Co., Ltd.	726,000	472,986	0.4%
KWG Group Holdings, Ltd.	254,000	375,741	0.3%
#* Semiconductor Manufacturing International Corp.	515,500	967,563	0.7%
Shenzhen International Holdings, Ltd.	186,500	360,450	0.3%
Shimao Property Holdings, Ltd.	182,500	741,839	0.5%
* SINA Corp.	10,908	368,363	0.3%
Sinopharm Group Co., Ltd., Class H	218,800	589,963	0.4%
Other Securities		21,880,995	15.4%

TOTAL CHINA		31,160,050	22.4%

COLOMBIA — (0.2%)
Other Securities		194,745	0.1%

GREECE — (0.3%)
Other Securities		392,500	0.3%

HONG KONG — (0.0%)
Other Securities		19,000	0.0%

63

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (11.4%)
Aurobindo Pharma, Ltd.	51,632	$422,266	0.3%
Cipla, Ltd.	54,009	420,617	0.3%
Dr Reddy’s Laboratories, Ltd.	7,033	363,800	0.3%
Grasim Industries, Ltd.	62,073	414,494	0.3%
Hindalco Industries, Ltd.	206,621	349,921	0.3%
UPL, Ltd.	75,705	411,897	0.3%
Zee Entertainment Enterprises, Ltd.	163,180	342,538	0.3%
Other Securities		11,133,738	7.9%

TOTAL INDIA		13,859,271	10.0%

INDONESIA — (1.5%)
Other Securities		1,829,525	1.3%

MALAYSIA — (2.7%)
Genting Malaysia Bhd	626,800	344,531	0.3%
Other Securities		2,948,628	2.1%

TOTAL MALAYSIA		3,293,159	2.4%

MEXICO — (2.3%)
Cemex S.A.B. de C.V	3,034,480	642,125	0.5%
Grupo Televisa S.A.B	416,261	440,942	0.3%
Other Securities		1,700,690	1.2%

TOTAL MEXICO		2,783,757	2.0%

PHILIPPINES — (1.1%)
Other Securities		1,310,933	0.9%

POLAND — (1.1%)
Other Securities		1,281,448	0.9%

QATAR — (0.2%)
Other Securities		224,817	0.2%

RUSSIA — (1.2%)
Other Securities		1,493,213	1.1%

SAUDI ARABIA — (0.1%)
Other Securities		122,637	0.1%

SOUTH AFRICA — (4.0%)
* Sibanye Stillwater, Ltd.	270,052	550,142	0.4%
Other Securities		4,268,501	3.1%

TOTAL SOUTH AFRICA		4,818,643	3.5%

SOUTH KOREA — (13.7%)
Samsung Securities Co., Ltd.	14,514	359,633	0.3%
Other Securities		16,315,336	11.7%

TOTAL SOUTH KOREA		16,674,969	12.0%

TAIWAN — (22.8%)
AU Optronics Corp.	2,215,000	582,502	0.4%
Compal Electronics, Inc.	1,071,000	682,756	0.5%

64

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
Foxconn Technology Co., Ltd.	236,000	$453,142	0.3%
Innolux Corp.	2,111,000	458,518	0.3%
Inventec Corp.	597,000	469,077	0.3%
Lite-On Technology Corp.	500,000	776,975	0.6%
Pou Chen Corp.	566,000	532,999	0.4%
Synnex Technology International Corp.	317,000	423,066	0.3%
Taiwan Business Bank	1,111,600	402,676	0.3%
Teco Electric and Machinery Co., Ltd.	430,000	386,938	0.3%
Unimicron Technology Corp.	304,000	430,562	0.3%
Winbond Electronics Corp.	764,000	354,516	0.3%
Wistron Corp.	675,000	632,976	0.5%
Other Securities		21,146,232	15.1%

TOTAL TAIWAN		27,732,935	19.9%

THAILAND — (3.4%)
Other Securities		4,109,436	3.0%

TURKEY — (1.0%)
Other Securities		1,253,376	0.9%

UNITED ARAB EMIRATES — (0.0%)
Other Security		30,492	0.0%

TOTAL COMMON STOCKS		119,947,919	86.3%

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
Gerdau SA	158,000	341,110	0.3%
Other Securities		683,810	0.4%

TOTAL BRAZIL		1,024,920	0.7%

COLOMBIA — (0.0%)
Other Security		52,629	0.0%

TOTAL PREFERRED STOCKS		1,077,549	0.7%

RIGHTS/WARRANTS — (0.0%)

TAIWAN — (0.0%)
Other Securities		872	0.0%

TOTAL INVESTMENT SECURITIES (Cost $140,670,308)		121,026,340

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	43,307	501,100	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $141,171,223)		$121,527,440	87.4%

65

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2020, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	119	06/19/20	$17,547,170	$17,269,280	$(277,890)

Total Futures Contracts			$17,547,170	$17,269,280	$(277,890)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$118,284	—	$118,284
Brazil	$6,686,277	—	—	6,686,277
Canada	78,114	—	—	78,114
Chile	480,338	—	—	480,338
China	1,335,699	29,824,351	—	31,160,050
Colombia	194,745	—	—	194,745
Greece	—	392,500	—	392,500
Hong Kong	—	19,000	—	19,000
India	40,847	13,818,424	—	13,859,271
Indonesia	—	1,829,525	—	1,829,525
Malaysia	—	3,293,159	—	3,293,159
Mexico	2,783,757	—	—	2,783,757
Philippines	—	1,310,933	—	1,310,933
Poland	—	1,281,448	—	1,281,448
Qatar	—	224,817	—	224,817
Russia	1,360,257	132,956	—	1,493,213
Saudi Arabia	—	122,637	—	122,637
South Africa	863,653	3,954,990	—	4,818,643
South Korea	—	16,674,969	—	16,674,969
Taiwan	—	27,732,935	—	27,732,935
Thailand	4,109,436	—	—	4,109,436
Turkey	—	1,253,376	—	1,253,376
United Arab Emirates	—	30,492	—	30,492
Preferred Stocks
Brazil	1,024,920	—	—	1,024,920
Colombia	52,629	—	—	52,629
Rights/Warrants
Taiwan	—	872	—	872
Securities Lending Collateral	—	501,100	—	501,100
Futures Contracts**	(277,890)	—	—	(277,890)

TOTAL	$18,732,782	$102,516,768	—	$121,249,550

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$38,563	$9,806,410
Investment Securities at Value (including $284,331, $1,603,562, $0 and $0 of securities on loan, respectively)	$4,642,612	$23,097,100	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $255,104, $1,338,338, $0 and $0, respectively)	255,153	1,338,595	—	—
Segregated Cash for Futures Contracts	6,960	31,188	—	7,200
Foreign Currencies at Value	38,532	201,747	—	—
Cash	49,119	123,752	28	81,128
Receivables:
Investment Securities Sold	6,332	78,832	—	—
Dividends, Interest and Tax Reclaims	22,781	124,247	—	—
Securities Lending Income	326	2,785	—	—
Fund Shares Sold	3,554	33,760	94	12,740
Futures Margin Variation	—	—	—	1,888
Unrealized Gain on Foreign Currency Contracts	11	48	—	—
Prepaid Expenses and Other Assets	42	213	14	90

Total Assets	5,025,422	25,032,267	38,699	9,909,456

LIABILITIES:
Payables:
Upon Return of Securities Loaned	255,169	1,338,602	—	—
Investment Securities Purchased	166	1,681	—	—
Fund Shares Redeemed	11,642	60,112	331	10,769
Due to Advisor	671	4,991	1	2,902
Futures Margin Variation	1,120	6,363	—	—
Unrealized Loss on Foreign Currency Contracts	—	123	—	—
Accrued Expenses and Other Liabilities	523	2,558	17	675

Total Liabilities	269,291	1,414,430	349	14,346

NET ASSETS	$4,756,131	$23,617,837	$38,350	$9,895,110

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,756,131; $23,617,837; $38,350 and $9,895,110 and shares outstanding of 248,221,815, 2,174,698,944, 4,267,144 and 673,642,306, respectively	$19.16	$10.86	$8.99	$14.69

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$45,187	N/A

Investment Securities at Cost	$4,585,827	$25,542,308	N/A	N/A

Foreign Currencies at Cost	$37,530	$198,617	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$5,005,828	$26,867,826	$44,843	$11,396,770
Total Distributable Earnings (Loss)	(249,697)	(3,249,989)	(6,493)	(1,501,660)

NET ASSETS	$4,756,131	$23,617,837	$38,350	$9,895,110

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$503,309	$296,611	$17,937	$480,072
Receivables:
Fund Shares Sold	19	—	—	39
Prepaid Expenses and Other Assets	14	12	11	20

Total Assets	503,342	296,623	17,948	480,131

LIABILITIES:
Payables:
Fund Shares Redeemed	4	12	—	85
Due to Advisor	143	80	2	136
Accrued Expenses and Other Liabilities	36	27	22	35

Total Liabilities	183	119	24	256

NET ASSETS	$503,159	$296,504	$17,924	$479,875

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $503,159; $296,504; $17,924 and $479,875 and shares outstanding of 24,443,668, 17,960,262, 902,832 and 23,079,255, respectively	$20.58	$16.51	$19.85	$20.79

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$519,970	$395,283	$21,582	$554,752
Total Distributable Earnings (Loss)	(16,811)	(98,779)	(3,658)	(74,877)

NET ASSETS	$503,159	$296,504	$17,924	$479,875

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,299,142	—	—
Investment Securities at Value (including $203,445, $80,978, $505,309 and $218,861 of securities on loan, respectively)	$4,487,247	3,840,573	$9,616,737	$2,590,815
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $192,302, $83,636, $448,769 and $182,571, respectively)	192,347	83,654	448,846	182,605
Segregated Cash for Futures Contracts	6,816	—	10,068	—
Foreign Currencies at Value	18,673	—	135,387	1,410
Cash	60,162	4,612	25,299	34
Receivables:
Investment Securities Sold	18,354	—	15,054	15,755
Dividends, Interest and Tax Reclaims	29,709	2,387	77,732	15,707
Securities Lending Income	745	62	1,309	396
Fund Shares Sold	19,816	8,809	11,103	5,200
Futures Margin Variation	—	—	1,701	—
Unrealized Gain on Foreign Currency Contracts	—	—	—	13
Prepaid Expenses and Other Assets	33	82	77	68

Total Assets	4,833,902	7,239,321	10,343,313	2,812,003

LIABILITIES:
Payables:
Upon Return of Securities Loaned	192,377	83,695	448,800	182,584
Investment Securities Purchased	11,261	—	5,283	205
Fund Shares Redeemed	5,429	10,468	64,804	5,415
Due to Advisor	863	660	4,546	868
Line of Credit	—	—	—	9,590
Futures Margin Variation	1,096	—	—	—
Unrealized Loss on Foreign Currency Contracts	5	—	33	113
Accrued Expenses and Other Liabilities	522	238	1,582	314

Total Liabilities	211,553	95,061	525,048	199,089

NET ASSETS	$4,622,349	$7,144,260	$9,818,265	$2,612,914

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,622,349; $7,144,260; $9,818,265 and $2,612,914 and shares outstanding of 1,294,105,989, 765,476,057, 687,813,669 and 279,000,014, respectively	$3.57	$9.33	$14.27	$9.37

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,784,479	$—	$—

Investment Securities at Cost	$5,276,486	$3,855,618	$11,681,955	$2,815,308

Foreign Currencies at Cost	$18,497	$—	$133,894	$1,398

NET ASSETS CONSIST OF:
Paid-In Capital	$6,730,774	$7,646,769	$12,244,553	$2,898,751
Total Distributable Earnings (Loss)	(2,108,425)	(502,509)	(2,426,288)	(285,837)

NET ASSETS	$4,622,349	$7,144,260	$9,818,265	$2,612,914

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$211,905	—
Investment Securities at Value (including $71,434, $0 and $188,772 of securities on loan, respectively)	$912,417	—	$3,092,365
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $48,926, $0 and $143,181, respectively)	48,935	—	143,214
Segregated Cash for Futures Contracts	1,488	—	2,880
Foreign Currencies at Value	349	—	30,139
Cash	42,223	101	4,696
Receivables:
Investment Securities Sold	—	—	7,589
Dividends, Interest and Tax Reclaims	2,741	—	13,442
Securities Lending Income	37	—	333
Fund Shares Sold	5,453	2	4,133
Futures Margin Variation	1,036	—	—
Unrealized Gain on Foreign Currency Contracts	19	—	7
Prepaid Expenses and Other Assets	63	14	87

Total Assets	1,014,761	212,022	3,298,885

LIABILITIES:
Payables:
Upon Return of Securities Loaned	48,931	—	143,218
Investment Securities Purchased	24,139	—	181
Fund Shares Redeemed	4,967	992	6,398
Due to Advisor	167	74	719
Futures Margin Variation	—	—	463
Unrealized Loss on Foreign Currency Contracts	24	—	—
Accrued Expenses and Other Liabilities	79	19	530

Total Liabilities	78,307	1,085	151,509

NET ASSETS	$936,454	$210,937	$3,147,376

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $936,454; $210,937 and $3,147,376 and shares outstanding of 98,442,538, 25,092,791 and 340,288,542, respectively	$9.51	$8.41	$9.25

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$263,331	$—

Investment Securities at Cost	$946,892	N/A	$3,551,671

Foreign Currencies at Cost	$346	$—	$29,994

NET ASSETS CONSIST OF:
Paid-In Capital	$979,094	$270,021	$3,655,735
Total Distributable Earnings (Loss)	(42,640)	(59,084)	(508,359)

NET ASSETS	$936,454	$210,937	$3,147,376

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$787,303	$291,097	$5,272,327	$4,747,313
Temporary Cash Investments at Value & Cost	178	—	—	—
Segregated Cash for Futures Contracts	—	312	—	—
Cash	—	3,108	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	780	—	—
Fund Shares Sold	111	590	6,518	2,384
Unrealized Gain on Forward Currency Contracts	—	76	—	—
Prepaid Expenses and Other Assets	22	15	68	43

Total Assets	787,614	295,978	5,278,913	4,749,740

LIABILITIES:
Payables:
Fund Shares Redeemed	1,337	436	9,015	48,678
Due to Advisor	36	8	1,108	1,491
Futures Margin Variation	—	50	—	—
Unrealized Loss on Forward Currency Contracts	—	296	—	—
Accrued Expenses and Other Liabilities	34	32	255	273

Total Liabilities	1,407	822	10,378	50,442

NET ASSETS	$786,207	$295,156	$5,268,535	$4,699,298

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $786,207; $295,156; $5,268,535 and $4,699,298 and shares outstanding of 54,825,612, 20,778,194, 224,565,042 and 289,035,916, respectively	$14.34	$14.21	$23.46	$16.23

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$773,894	$262,520	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$785,058	$268,792	$4,564,056	$5,826,999
Total Distributable Earnings (Loss)	1,149	26,364	704,479	(1,127,701)

NET ASSETS	$786,207	$295,156	$5,268,535	$4,699,298

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$13,239,874	—	—
Investment Securities at Value (including $0, $977,158 and $2,132 of securities on loan, respectively)	—	$21,698,117	$121,026
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $441,012 and $501, respectively)	—	441,124	501
Segregated Cash for Futures Contracts	—	30,107	1,428
Foreign Currencies at Value	—	174,998	1,320
Cash	—	187,632	29,153
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	48,366	1,837
Dividends and Interest	—	33,075	112
Securities Lending Income	—	2,600	6
Fund Shares Sold	10,817	29,869	440
Unrealized Gain on Foreign Currency Contracts	—	6	—
Prepaid Expenses and Other Assets	73	180	29

Total Assets	13,250,764	22,646,074	155,852

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	441,098	501
Investment Securities/Affiliated Investment Companies Purchased	—	21,472	12,331
Fund Shares Redeemed	105,906	71,448	2,104
Due to Advisor	3,636	7,273	58
Futures Margin Variation	—	9,563	1,744
Accrued Expenses and Other Liabilities	871	5,058	88

Total Liabilities	110,413	555,912	16,826

NET ASSETS	$13,140,351	$22,090,162	$139,026

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $22,686; $0 and $0 and shares outstanding of 1,045,798, 0 and 0, respectively	$21.69	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A

Institutional Class Shares — based on net assets of $13,117,665; $22,090,162 and $139,026 and shares outstanding of 600,341,371, 1,279,862,718 and 17,116,788, respectively	$21.85	$17.26	$8.12

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000

Investment Securities at Cost	N/A	$22,044,285	$140,670

Foreign Currencies at Cost	$—	$174,382	$1,320

NET ASSETS CONSIST OF:
Paid-In Capital	$17,133,978	$24,770,164	$160,593
Total Distributable Earnings (Loss)	(3,993,627)	(2,680,002)	(21,567)

NET ASSETS	$13,140,351	$22,090,162	$139,026

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies Dividends (Net of Foreign Taxes Withheld of $0, $0, $18 and $11,776, respectively)	—	—	$183	$127,623
Income from Securities Lending	—	—	23	11,114
Expenses Allocated from Affiliated Investment Companies	—	—	(14)	(6,934)

Income Distributions Received from Affiliated Investment Companies	—	—	127	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	319	131,803

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,699, $33,756, $0 and $0, respectively)	$63,909	$340,489	—	—
Income from Securities Lending	1,281	14,026	—	—

Total Fund Investment Income.	65,190	354,515	—	—

Fund Expenses
Investment Management Fees	4,977	37,256	87	23,434
Accounting & Transfer Agent Fees	446	2,583	10	793
Custodian Fees	164	945	1	2
Filing Fees	92	513	12	87
Shareholders’ Reports	103	374	4	262
Directors’/Trustees’ Fees & Expenses	13	76	—	32
Professional Fees	42	241	—	19
Other	50	308	1	(47)

Total Fund Expenses	5,887	42,296	115	24,582

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	438	(72)	—
Fees Paid Indirectly (Note C)	(159)	(346)	—	—

Net Expenses	5,728	42,388	43	24,582

Net Investment Income (Loss)	59,462	312,127	276	107,221

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	535	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(203,690)	(313,749)	—	—
Affiliated Investment Companies Shares Sold	(85)	(212)	(267)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(330)	(102,924)
Futures	3,794	9,948	18	(2,459)
Foreign Currency Transactions	1,086	(1,295)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(752,951)	(5,291,197)	4,792	—
Affiliated Investment Companies Shares	35	123	(8,886)	—
Transactions Allocated from Affiliated Investment Company	—	—	(2,547)	(2,092,848)
Futures	4,261	29,134	—	3,510
Translation of Foreign Currency-Denominated Amounts	53	128	—	—

Net Realized and Unrealized Gain (Loss)	(947,497)	(5,567,120)	(6,685)	(2,194,721)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(888,035)	$(5,254,993)	$(6,409)	$(2,087,500)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $826, $82, $2 and $617, respectively)	$7,443	$3,951	$344	$3,827
Income from Securities Lending	437	452	4	702
Expenses Allocated from Affiliated Investment Companies	(324)	(187)	(13)	(360)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	7,556	4,216	335	4,169

Fund Expenses
Investment Management Fees	1,336	739	56	1,500
Accounting & Transfer Agent Fees	56	37	8	68
Filing Fees	12	10	9	18
Shareholders’ Reports	7	5	4	8
Directors’/Trustees’ Fees & Expenses	2	1	—	2
Professional Fees	—	—	2	1
Other	(2)	(1)	—	(2)

Total Fund Expenses	1,411	791	79	1,595

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(272)	(150)	(26)	(305)

Net Expenses	1,139	641	53	1,290

Net Investment Income (Loss)	6,417	3,575	282	2,879

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	3,391	(3,037)	120	(4,648)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(81,269)	(54,661)	(5,019)	(118,454)

Net Realized and Unrealized Gain (Loss)	(77,878)	(57,698)	(4,899)	(123,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(71,461)	$(54,123)	$(4,617)	$(120,223)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$393,415	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	393,415	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $15,032, $0, $13,557 and $3,508, respectively)	$112,992	84,245	$169,898	$34,136
Income from Securities Lending	2,280	392	8,450	1,772

Total Fund Investment Income	115,272	84,637	178,348	35,908

Fund Expenses
Investment Management Fees	6,922	8,439	38,487	5,736
Accounting & Transfer Agent Fees	365	569	1,118	279
Custodian Fees	212	16	577	152
Filing Fees	35	118	125	62
Shareholders’ Reports	80	213	259	59
Directors’/Trustees’ Fees & Expenses	15	22	34	7
Professional Fees	50	24	110	24
Other	29	(20)	159	39

Total Fund Expenses	7,708	9,381	40,869	6,358

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(4,317)	—	—
Fees Paid Indirectly (Note C)	(255)	—	(670)	(74)

Net Expenses	7,453	5,064	40,199	6,284

Net Investment Income (Loss)	107,819	472,988	138,149	29,624

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	1,750	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(29,028)	64	(274,629)	(27,155)
Affiliated Investment Companies Shares Sold	(48)	28,715	(8)	(13)
Futures	(8,521)	—	6,266	(11,375)
Foreign Currency Transactions	(1,191)	—	(1,171)	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,805,520)	(907,120)	(2,553,137)	(468,464)
Affiliated Investment Companies Shares	28	(1,582,969)	(3)	21
Futures	18,327	—	6,261	—
Translation of Foreign Currency-Denominated Amounts	825	—	(840)	31

Net Realized and Unrealized Gain (Loss)	(1,825,128)	(2,459,560)	(2,817,261)	(506,950)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,717,309)	$(1,986,572)	$(2,679,112)	$(477,326)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $363 and $0, respectively)	—	$3,210	—
Income from Securities Lending	—	59	—
Expenses Allocated from Affiliated Investment Companies	—	(228)	—

Income Distributions Received from Affiliated Investment Companies	—	394	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	3,435	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $906, $0 and $4,234, respectively)	$8,542	—	$39,928
Income from Securities Lending	138	—	1,611

Total Fund Investment Income	8,680	—	41,539

Fund Expenses
Investment Management Fees	903	617	5,524
Accounting & Transfer Agent Fees	82	17	344
Custodian Fees	43	—	332
Filing Fees	84	17	98
Shareholders’ Reports	16	6	69
Directors’/Trustees’ Fees & Expenses	2	1	9
Professional Fees	4	2	44
Other	4	1	45

Total Fund Expenses	1,138	661	6,465

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	25	(178)	—
Fees Paid Indirectly (Note C)	(45)	—	(52)

Net Expenses	1,118	483	6,413

Net Investment Income (Loss)	7,562	2,952	35,126

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	440	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(976)	—	(34,085)
Affiliated Investment Companies Shares Sold	(4)	(985)	(26)
Transactions Allocated from Affiliated Investment Company**	—	(6,089)	—
Futures	1,920	99	7,383
Foreign Currency Transactions	16	—	130
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(69,700)	(196)	(639,509)
Affiliated Investment Companies Shares	7	(5,416)	21
Transactions Allocated from Affiliated Investment Company	—	(56,877)	—
Futures	(44)	—	1,626
Translation of Foreign Currency-Denominated Amounts	18	—	(50)

Net Realized and Unrealized Gain (Loss)	(68,763)	(69,024)	(664,510)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(61,201)	$(66,072)	$(629,384)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $7,025 and $5,494, respectively)	—	$34	$51,534	$49,420
Interest	—	—	52	87
Income from Securities Lending	—	—	1,860	14,438
Expenses Allocated from Affiliated Investment Companies	—	—	(3,763)	(7,356)

Income Distributions Received from Affiliated Investment Companies	$7,416	2,907	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	7,416	2,941	49,683	56,589

Fund Expenses
Investment Management Fees	1,235	517	11,429	18,839
Accounting & Transfer Agent Fees	63	42	281	355
Custodian Fees	—	2	—	—
Filing Fees	29	14	40	35
Shareholders’ Reports	9	9	120	100
Directors’/Trustees’ Fees & Expenses	2	1	15	16
Professional Fees	2	1	6	7
Other	—	(1)	(27)	(25)

Total Fund Expenses	1,340	585	11,864	19,327

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(1,090)	(394)	(2,823)	(5,924)

Net Expenses	250	191	9,041	13,403

Net Investment Income (Loss)	7,166	2,750	40,642	43,186

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	8,146	4,098	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(8,872)	(3,752)	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	(45,938)	(263,958)
Futures	(122)	(474)	—	—
Forward Currency Contracts	—	1,631	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(106,653)	(49,454)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(788,098)	(898,914)
Futures	—	328	—	—
Forward Currency Contracts	—	264	—	—

Net Realized and Unrealized Gain (Loss)	(107,501)	(47,359)	(834,036)	(1,162,872)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(100,335)	$(44,609)	$(793,394)	$(1,119,686)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $22,419, $0 and $0, respectively)	$157,570	—	—
Interest	132	—	—
Income from Securities Lending	5,068	—	—
Expenses Allocated from Affiliated Investment Companies	(11,089)	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	151,681	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $32,988 and $120, respectively)	—	$246,435	$1,032
Income from Securities Lending	—	18,489	26

Total Fund Investment Income	—	264,924	1,058

Fund Expenses
Investment Management Fees	38,341	61,137	391
Accounting & Transfer Agent Fees	630	2,222	19
Custodian Fees	—	3,995	34
Shareholder Servicing Fees
Class R2 Shares	33	—	—
Filing Fees	152	340	31
Shareholders’ Reports	193	440	13
Directors’/Trustees’ Fees & Expenses	43	71	—
Professional Fees	26	266	6
Organizational & Offering Costs	—	—	3
Other	(64)	311	2

Total Fund Expenses	39,354	68,782	499

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(14)
Class R2 Shares	(13)	—	—
Institutional Class Shares	(7,880)	—	—
Fees Paid Indirectly (Note C)	—	(880)	(5)

Net Expenses	31,461	67,902	480

Net Investment Income (Loss)	120,220	197,022	578

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(1,216,431)	(1,381)
Affiliated Investment Companies Shares Sold	—	(12)	—
Transactions Allocated from Affiliated Investment Company**	(471,449)	—	—
Futures	—	14,395	(258)
Foreign Currency Transactions	—	(20,406)	(42)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(3,563,614)	(19,423)
Affiliated Investment Companies Shares	—	20	—
Transactions Allocated from Affiliated Investment Company	(2,891,267)	—	—
Futures	—	5,813	(278)
Translation of Foreign Currency-Denominated Amounts	—	(2,601)	1

Net Realized and Unrealized Gain (Loss)	(3,362,716)	(4,782,836)	(21,381)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,242,496)	$(4,585,814)	$(20,803)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$59,462	$161,397	$312,127	$913,682	$276	$596
Capital Gain Distributions Received from Investment Securities	—	—	—	—	535	587
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(203,690)	(116,656)	(313,749)	(348,700)	—	—
Affiliated Investment Companies Shares Sold	(85)	(11)	(212)	(2)	(267)	(342)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(330)	(416)
Futures	3,794	815	9,948	12,437	18	7
Foreign Currency Transactions	1,086	(892)	(1,295)	(5,912)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(752,951)	461,700	(5,291,197)	1,567,492	4,792	(357)
Affiliated Investment Companies Shares	35	25	123	111	(8,886)	271
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(2,547)	1,280
Futures	4,261	3,123	29,134	13,424	—	—
Translation of Foreign Currency-Denominated Amounts	53	193	128	1,383	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(888,035)	509,694	(5,254,993)	2,153,915	(6,409)	1,626

Distributions:
Institutional Class Shares	(55,668)	(155,698)	(293,468)	(907,539)	(627)	(308)
Capital Share Transactions (1):
Shares Issued	1,549,157	1,454,715	5,635,900	8,662,646	11,186	16,512
Shares Issued in Lieu of Cash Distributions	51,090	138,823	280,485	864,811	627	308
Shares Redeemed	(1,256,888)	(1,178,465)	(7,309,514)	(7,388,995)	(7,713)	(8,232)

Net Increase (Decrease) from Capital Share Transactions	343,359	415,073	(1,393,129)	2,138,462	4,100	8,588

Total Increase (Decrease) in Net Assets	(600,344)	769,069	(6,941,590)	3,384,838	(2,936)	9,906
Net Assets
Beginning of Period	5,356,475	4,587,406	30,559,427	27,174,589	41,286	31,380

End of Period	$4,756,131	$5,356,475	$23,617,837	$30,559,427	$38,350	$41,286

(1) Shares Issued and Redeemed:
Shares Issued	76,295	68,558	508,411	693,417	1,268	1,564
Shares Issued in Lieu of Cash Distributions	2,427	6,394	21,687	68,976	54	31
Shares Redeemed	(65,676)	(55,298)	(672,632)	(593,959)	(783)	(793)

Net Increase (Decrease) from Shares Issued and Redeemed	13,046	19,654	(142,534)	168,434	539	802

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$107,221	$300,037	$6,417	$11,135	$3,575	$12,680
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(102,924)	313,315	3,391	10,446	(3,037)	5,261
Futures	(2,459)	(626)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,092,848)	135,389	(81,269)	2,052	(54,661)	(501)
Futures	3,510	7,881	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,087,500)	755,996	(71,461)	23,633	(54,123)	17,440

Distributions:
Institutional Class Shares	(479,962)	(857,472)	(23,244)	(39,387)	(14,178)	(11,260)
Capital Share Transactions (1):
Shares Issued	1,814,302	2,921,274	54,105	72,402	50,169	38,624
Shares Issued in Lieu of Cash Distributions	462,717	824,335	23,242	36,290	14,174	10,374
Shares Redeemed	(2,564,557)	(3,550,227)	(119,551)	(75,520)	(40,187)	(60,864)

Net Increase (Decrease) from Capital Share Transactions	(287,538)	195,382	(42,204)	33,172	24,156	(11,866)

Total Increase (Decrease) in Net Assets	(2,855,000)	93,906	(136,909)	17,418	(44,145)	(5,686)
Net Assets
Beginning of Period	12,750,110	12,656,204	640,068	622,650	340,649	346,335

End of Period	$9,895,110	$12,750,110	$503,159	$640,068	$296,504	$340,649

(1) Shares Issued and Redeemed:
Shares Issued	120,670	170,065	2,829	3,098	3,208	1,859
Shares Issued in Lieu of Cash Distributions	24,771	51,059	928	1,637	681	522
Shares Redeemed	(172,075)	(206,414)	(5,027)	(3,248)	(2,064)	(2,869)

Net Increase (Decrease) from Shares Issued and Redeemed	(26,634)	14,710	(1,270)	1,487	1,825	(488)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$282	$866	$2,879	$14,356	$107,819	$228,481
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(29,028)	(121,318)
Affiliated Investment Companies Shares Sold	—	—	—	—	(48)	(4)
Transactions Allocated from Affiliated Investment Company*,**	120	1,418	(4,648)	(1,860)	—	—
Futures	—	—	—	—	(8,521)	1,553
Foreign Currency Transactions	—	—	—	—	(1,191)	221
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	(1,805,520)	1,036,222
Affiliated Investment Companies Shares	—	—	—	—	28	16
Transactions Allocated from Affiliated Investment Company	(5,019)	(372)	(118,454)	38,034	—	—
Futures	—	—	—	—	18,327	1,373
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	825	136

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,617)	1,912	(120,223)	50,530	(1,717,309)	1,146,680

Distributions:
Institutional Class Shares	(2,447)	(1,977)	(3,213)	(33,215)	(717,271)	(302,662)
Capital Share Transactions (1):
Shares Issued	3,084	2,122	70,908	117,898	859,999	913,489
Shares Issued in Lieu of Cash Distributions	2,447	1,763	3,202	31,461	707,587	297,390
Shares Redeemed	(7,083)	(13,631)	(127,904)	(155,220)	(808,620)	(1,199,441)

Net Increase (Decrease) from Capital Share Transactions	(1,552)	(9,746)	(53,794)	(5,861)	758,966	11,438

Total Increase (Decrease) in Net Assets	(8,616)	(9,811)	(177,230)	11,454	(1,675,614)	855,456
Net Assets
Beginning of Period	26,540	36,351	657,105	645,651	6,297,963	5,442,507

End of Period	$17,924	$26,540	$479,875	$657,105	$4,622,349	$6,297,963

(1) Shares Issued and Redeemed:
Shares Issued	133	82	2,828	5,188	215,854	182,042
Shares Issued in Lieu of Cash Distributions	88	75	122	1,395	144,701	64,510
Shares Redeemed	(271)	(553)	(6,320)	(6,632)	(189,780)	(245,929)

Net Increase (Decrease) from Shares Issued and Redeemed	(50)	(396)	(3,370)	(49)	170,775	623

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

81

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$472,988	$243,121	$138,149	$325,454	$29,624	$72,736
Capital Gain Distributions Received from Investment Securities	1,750	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	64	73,513	(274,629)	238,307	(27,155)	(25,195)
Affiliated Investment Companies Shares Sold	28,715	37,097	(8)	—	(13)	—
Futures	—	(135)	6,266	1,976	(11,375)	(2,728)
Foreign Currency Transactions	—	—	(1,171)	(1,093)	5	(429)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(907,120)	795,754	(2,553,137)	(233,259)	(468,464)	93,366
Affiliated Investment Companies Shares	(1,582,969)	641,678	(3)	70	21	12
Futures	—	—	6,261	4,434	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(840)	1,343	31	106

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,986,572)	1,791,028	(2,679,112)	337,232	(477,326)	137,868

Distributions:
Institutional Class Shares	(599,021)	(351,905)	(391,528)	(776,069)	(22,150)	(147,900)
Capital Share Transactions (1):
Shares Issued	1,453,050	1,973,793	1,897,334	3,086,382	1,467,441	1,111,287
Shares Issued in Lieu of Cash Distributions	567,176	335,724	351,119	699,165	21,040	140,703
Shares Redeemed	(1,559,384)	(1,955,553)	(2,787,632)	(3,706,321)	(954,225)	(1,105,041)

Net Increase (Decrease) from Capital Share Transactions	460,842	353,964	(539,179)	79,226	534,256	146,949

Total Increase (Decrease) in Net Assets	(2,124,751)	1,793,087	(3,609,819)	(359,611)	34,780	136,917
Net Assets
Beginning of Period	9,269,011	7,475,924	13,428,084	13,787,695	2,578,134	2,441,217

End of Period	$7,144,260	$9,269,011	$9,818,265	$13,428,084	$2,612,914	$2,578,134

(1) Shares Issued and Redeemed:
Shares Issued	142,846	173,132	131,706	174,997	161,837	101,269
Shares Issued in Lieu of Cash Distributions	49,884	32,690	18,212	41,425	1,731	13,131
Shares Redeemed	(156,742)	(174,212)	(184,811)	(210,444)	(106,472)	(100,463)

Net Increase (Decrease) from Shares Issued and Redeemed	35,988	31,610	(34,893)	5,978	57,096	13,937

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

82

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,562	$11,989	$2,952	$8,768
Capital Gain Distributions Received from Investment Securities	—	—	440	766
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(976)	(10,724)	—	—
Affiliated Investment Companies Shares Sold	(4)	—	(985)	(802)
Transactions Allocated from Affiliated Investment Company*,**	—	—	(6,089)	(1,780)
Futures	1,920	155	99	(109)
Foreign Currency Transactions	16	(32)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(69,700)	58,944	(196)	384
Affiliated Investment Companies Shares	7	2	(5,416)	95
Transactions Allocated from Affiliated Investment Company	—	—	(56,877)	4,725
Futures	(44)	—	—	—
Translation of Foreign Currency-Denominated Amounts	18	6	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(61,201)	60,340	(66,072)	12,047

Distributions:
Institutional Class Shares	(5,618)	(11,023)	(2,762)	(13,716)
Capital Share Transactions (1):
Shares Issued	466,760	416,587	38,947	110,720
Shares Issued in Lieu of Cash Distributions	5,616	11,018	2,759	13,703
Shares Redeemed	(127,551)	(85,342)	(64,304)	(61,053)

Net Increase (Decrease) from Capital Share Transactions	344,825	342,263	(22,598)	63,370

Total Increase (Decrease) in Net Assets	278,006	391,580	(91,432)	61,701
Net Assets
Beginning of Period	658,448	266,868	302,369	240,668

End of Period	$936,454	$658,448	$210,937	$302,369

(1) Shares Issued and Redeemed:
Shares Issued	50,008	41,376	4,642	10,308
Shares Issued in Lieu of Cash Distributions	580	1,078	249	1,293
Shares Redeemed	(13,470)	(8,617)	(7,364)	(5,597)

Net Increase (Decrease) from Shares Issued and Redeemed	37,118	33,837	(2,473)	6,004

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

83

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$35,126	$103,743	$7,166	$18,204	$2,750	$9,052
Capital Gain Distributions Received from Investment Securities	—	—	8,146	2,509	4,098	1,971
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(34,085)	(27,918)	—	—	—	—
Affiliated Investment Companies Shares Sold	(26)	—	(8,872)	(5,618)	(3,752)	(4,770)
Futures	7,383	(1,060)	(122)	(62)	(474)	(1,126)
Foreign Currency Transactions	130	(4,961)	—	—	—	—
Forward Currency Contracts	—	—	—	—	1,631	4,438
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(639,509)	222,436	—	—	—	—
Affiliated Investment Companies Shares	21	10	(106,653)	67,131	(49,454)	27,375
Futures	1,626	—	—	—	328	1,674
Translation of Foreign Currency-Denominated Amounts	(50)	116	—	—	—	—
Forward Currency Contracts	—	—	—	—	264	(2,086)

Net Increase (Decrease) in Net Assets Resulting from Operations	(629,384)	292,366	(100,335)	82,164	(44,609)	36,528

Distributions:
Institutional Class Shares	(32,315)	(116,666)	(8,691)	(23,511)	(9,635)	(16,864)
Capital Share Transactions (1):
Shares Issued	1,031,029	1,271,493	136,857	192,373	51,080	78,038
Shares Issued in Lieu of Cash Distributions	31,740	113,738	(129,502)	23,302	9,598	16,808
Shares Redeemed	(973,007)	(971,409)	8,325	(136,287)	(87,110)	(141,873)

Net Increase (Decrease) from Capital Share Transactions	89,762	413,822	15,680	79,388	(26,432)	(47,027)

Total Increase (Decrease) in Net Assets	(571,937)	589,522	(93,346)	138,041	(80,676)	(27,363)
Net Assets
Beginning of Period	3,719,313	3,129,791	879,553	741,512	375,832	403,195

End of Period	$3,147,376	$3,719,313	$786,207	$879,553	$295,156	$375,832

(1) Shares Issued and Redeemed:
Shares Issued	111,400	119,518	9,788	12,674	3,459	5,128
Shares Issued in Lieu of Cash Distributions	3,088	10,760	530	1,534	564	1,185
Shares Redeemed	(107,310)	(91,013)	(9,047)	(8,795)	(5,965)	(9,256)

Net Increase (Decrease) from Shares Issued and Redeemed	7,178	39,265	1,271	5,413	(1,942)	(2,943)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

84

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$40,642	$156,390	$43,186	$161,559	$120,220	$442,266
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	(1)	—	—	—	—
Transactions Allocated from Affiliated Investment Company*,**	(45,938)	(72,191)	(263,958)	57,552	(471,449)	(172,477)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(788,098)	516,007	(898,914)	568,138	(2,891,267)	477,901

Net Increase (Decrease) in Net Assets Resulting from Operations	(793,394)	600,205	(1,119,686)	787,249	(3,242,496)	747,690

Distributions:
Class R2 Shares	—	—	—	—	(281)	(687)
Institutional Class Shares	(41,053)	(145,647)	(129,134)	(327,074)	(179,323)	(458,693)

Total Distributions	(41,053)	(145,647)	(129,133)	(327,074)	(179,604)	(459,380)

Capital Share Transactions (1):
Shares Issued	1,327,868	1,392,119	555,662	1,086,305	2,037,120	3,101,990
Shares Issued in Lieu of Cash Distributions	37,989	131,384	122,001	306,500	172,027	437,294
Shares Redeemed	(1,231,193)	(1,403,931)	(1,153,405)	(1,733,527)	(2,837,778)	(3,093,072)

Net Increase (Decrease) from Capital Share Transactions	134,664	119,572	(475,742)	(340,722)	(628,631)	446,212

Total Increase (Decrease) in Net Assets	(699,783)	574,130	(1,724,561)	119,453	(4,050,731)	734,522
Net Assets
Beginning of Period	5,968,318	5,394,188	6,423,859	6,304,406	17,191,082	16,456,560

End of Period	$5,268,535	$5,968,318	$4,699,298	$6,423,859	$13,140,351	$17,191,082

(1) Shares Issued and Redeemed:
Shares Issued	57,211	51,928	32,147	54,991	89,698	111,222
Shares Issued in Lieu of Cash Distributions	1,396	4,954	5,983	16,347	6,058	16,392
Shares Redeemed	(50,631)	(52,162)	(69,184)	(88,031)	(123,142)	(112,571)

Net Increase (Decrease) from Shares Issued and Redeemed	7,976	4,720	(31,054)	(16,693)	(27,386)	15,043

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

85

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$197,022	$723,412	$578	$2,379
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(1,216,431)	(319,383)	(1,381)	1,412
Affiliated Investment Companies Shares Sold	(12)	(3)	—	—
Futures	14,395	14,341	(258)	35
Foreign Currency Transactions	(20,406)	(779)	(42)	(33)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,563,614)	2,502,146	(19,423)	(221)
Affiliated Investment Companies Shares	20	58	—	—
Futures	5,813	13,038	(278)	—
Translation of Foreign Currency-Denominated Amounts	(2,601)	433	1	1

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,585,814)	2,933,263	(20,803)	3,573

Distributions:
Institutional Class Shares	(211,030)	(730,829)	(3,875)	(64)
Capital Share Transactions (1):
Shares Issued	4,033,512	6,077,361	93,171	128,579
Shares Issued in Lieu of Cash Distributions	199,618	690,137	3,875	64
Shares Redeemed	(5,968,734)	(5,720,081)	(47,702)	(17,792)

Net Increase (Decrease) from Capital Share Transactions	(1,735,604)	1,047,417	49,344	110,851

Total Increase (Decrease) in Net Assets	(6,532,448)	3,249,851	24,666	114,360
Net Assets
Beginning of Period	28,622,610	25,372,759	114,360	—

End of Period	$22,090,162	$28,622,610	$139,026	$114,360

(1) Shares Issued and Redeemed:
Shares Issued	220,313	303,000	11,415	12,691
Shares Issued in Lieu of Cash Distributions	10,178	34,717	366	6
Shares Redeemed	(340,676)	(286,918)	(5,632)	(1,729)

Net Increase (Decrease) from Shares Issued and Redeemed	(110,185)	50,799	6,149	10,968

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $(1) and $0, respectively.

See accompanying Notes to Financial Statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.78		$21.29	$23.52	$19.52	$20.36	$21.59	$13.19		$12.65	$14.23	$11.58	$11.69	$12.15

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.70	0.66	0.58	0.57	0.58	0.14		0.41	0.38	0.34	0.32	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.63)		1.47	(2.25)	4.00	(0.86)	(1.24)	(2.34)		0.53	(1.60)	2.63	(0.15)	(0.45)

Total from Investment Operations	(3.38)		2.17	(1.59)	4.58	(0.29)	(0.66)	(2.20)		0.94	(1.22)	2.97	0.17	(0.13)

Less Distributions:
Net Investment Income	(0.24)		(0.68)	(0.64)	(0.58)	(0.55)	(0.57)	(0.13)		(0.40)	(0.36)	(0.32)	(0.28)	(0.33)

Total Distributions	(0.24)		(0.68)	(0.64)	(0.58)	(0.55)	(0.57)	(0.13)		(0.40)	(0.36)	(0.32)	(0.28)	(0.33)

Net Asset Value, End of Period	$19.16		$22.78	$21.29	$23.52	$19.52	$20.36	$10.86		$13.19	$12.65	$14.23	$11.58	$11.69

Total Return	(14.95	%)(B)	10.38%	(6.97%)	23.79%	(1.30%)	(3.10%)	(16.85	%)(B)	7.67%	(8.79%)	26.02%	1.62%	(1.10%)

Net Assets, End of Period (thousands)	$4,756,131		$5,356,475	$4,587,406	$4,723,090	$3,527,775	$3,150,334	$23,617,837		$30,559,427	$27,174,589	$25,443,968	$16,983,011	$14,420,568
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.23%	0.23%	0.25%	0.28%	0.29%	0.30	%(C)	0.29%	0.30%	0.30%	0.38%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.23	%(C)	0.24%	0.23%	0.25%	0.28%	0.29%	0.30	%(C)	0.31%	0.30%	0.32%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.32	%(C)	3.22%	2.78%	2.72%	2.95%	2.71%	2.19	%(C)	3.21%	2.67%	2.62%	2.83%	2.63%
Portfolio Turnover Rate	7	%(B)	7%	8%	10%	10%	10%	2	%(B)	6%	4%	6%	2%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

87

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio						International Small Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$11.07		$10.73	$11.53	$10.00		$18.21		$18.46	$21.52	$17.78	$17.78	$18.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.18	0.19	0.14		0.15		0.43	0.46	0.41	0.43	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.98)		0.27	(0.75)	1.39		(2.98)		0.58	(2.41)	4.13	0.48	0.12

Total from Investment Operations	(1.91)		0.45	(0.56)	1.53		(2.83)		1.01	(1.95)	4.54	0.91	0.53

Less Distributions:
Net Investment Income	(0.17)		(0.11)	(0.17)	—		(0.29)		(0.44)	(0.44)	(0.34)	(0.51)	(0.42)
Net Realized Gains	—		—	(0.07)	—		(0.40)		(0.82)	(0.67)	(0.46)	(0.40)	(0.57)

Total Distributions	(0.17)		(0.11)	(0.24)	—		(0.69)		(1.26)	(1.11)	(0.80)	(0.91)	(0.99)

Net Asset Value, End of Period	$8.99		$11.07	$10.73	$11.53		$14.69		$18.21	$18.46	$21.52	$17.78	$17.78

Total Return	(17.59	%)(B)	4.29%	(5.02%)	15.30	%(B)	(16.35	%)(B)	6.44%	(9.54%)	26.54%	5.43%	3.30%

Net Assets, End of Period (thousands)	$38,350		$41,286	$31,380	$15,021		$9,895,110		$12,750,110	$12,656,204	$13,490,290	$10,387,361	$9,323,492
Ratio of Expenses to Average Net Assets *(D)	0.48	%(C)	0.49%	0.49%	0.42	%(C)(E)	0.53	%(C)	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(D)	0.85	%(C)	0.93%	0.90%	1.14	%(C)(E)	0.53	%(C)	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.40	%(C)	1.69%	1.58%	1.74	%(C)(E)	1.80	%(C)	2.44%	2.18%	2.14%	2.47%	2.30%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19	%(C)	0.27%	0.26%	0.27%		0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$24.89		$25.70	$28.56	$23.01	$20.46	$19.15	$21.11		$20.83	$23.71	$21.27	$19.06	$22.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		0.45	0.43	0.37	0.32	0.25	0.23		0.77	0.84	0.74	0.71	0.75
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.59)		0.37	(2.59)	5.61	2.51	1.36	(3.87)		0.19	(2.76)	2.45	2.24	(3.51)

Total from Investment Operations	(3.32)		0.82	(2.16)	5.98	2.83	1.61	(3.64)		0.96	(1.92)	3.19	2.95	(2.76)

Less Distributions:
Net Investment Income	(0.61)		(0.28)	(0.70)	(0.43)	(0.28)	(0.30)	(0.96)		(0.68)	(0.96)	(0.75)	(0.74)	(106)
Net Realized Gains	(0.38)		(1.35)	—	—	—	—	—		—	—	—	—	—

Total Distributions	(0.99)		(1.63)	(0.70)	(0.43)	(0.28)	(0.30)	(0.96)		(0.68)	(0.96)	(0.75)	(0.74)	(106)

Net Asset Value, End of Period	$20.58		$24.89	$25.70	$28.56	$23.01	$20.46	$16.51		$21.11	$20.83	$23.71	$21.27	$19.06

Total Return	(14.05	%)(B)	4.01%	(7.82%)	26.56%	14.04%	8.62%	(18.17	%)(B)	4.81%	(8.51%)	15.70%	16.18%	(12.19%)

Net Assets, End of Period (thousands)	$503,159		$640,068	$622,650	$647,978	$509,413	$463,997	$296,504		$340,649	$346,335	$332,153	$251,575	$200,270
Ratio of Expenses to Average Net Assets (D)	0.54	%(C)	0.55%	0.53%	0.54%	0.54%	0.54%	0.55	%(C)	0.57%	0.54%	0.54%	0.54%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (D)	0.64	%(C)	0.65%	0.63%	0.64%	0.64%	0.57%	0.65	%(C)	0.67%	0.64%	0.64%	0.64%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.36	%(C)	1.91%	1.49%	1.50%	1.57%	1.27%	2.38	%(C)	3.65%	3.57%	3.41%	3.57%	3.67%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.85		$26.95	$32.67	$27.21	$35.50	$35.92	$24.84		$24.37	$28.24	$21.48	$20.74	$19.34

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.76	0.85	0.87	1.18	1.06	0.11		0.55	0.61	0.45	0.43	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.38)		1.68	(3.65)	6.67	(6.55)	1.95	(4.03)		1.23	(3.68)	6.73	0.72	1.38

Total from Investment Operations	(5.07)		2.44	(2.80)	7.54	(5.37)	3.01	(3.92)		1.78	(3.07)	7.18	1.15	1.81

Less Distributions:
Net Investment Income	(0.68)		(0.47)	(0.79)	(0.93)	(1.29)	(1.05)	(0.13)		(0.51)	(0.59)	(0.42)	(0.41)	(0.41)
Net Realized Gains	(2.25)		(1.07)	(2.13)	(1.15)	(1.63)	(2.38)	—		(0.80)	(0.21)	—	—	—

Total Distributions	(2.93)		(1.54)	(2.92)	(2.08)	(2.92)	(3.43)	(0.13)		(1.31)	(0.80)	(0.42)	(0.41)	(0.41)

Net Asset Value, End of Period	$19.85		$27.85	$26.95	$32.67	$27.21	$35.50	$20.79		$24.84	$24.37	$28.24	$21.48	$20.74

Total Return	(21.22	%)(B)	10.14%	(9.34%)	29.28%	(16.20%)	9.43%	(15.90	%)(B)	7.94%	(11.14%)	33.68%	5.70%	9.37%

Net Assets, End of Period (thousands)	$17,924		$26,540	$36,351	$45,177	$32,323	$35,637	$479,875		$657,105	$645,651	$592,347	$292,117	$278,024
Ratio of Expenses to Average Net Assets (D)	0.58	%(C)	0.59%	0.58%	0.59%	0.59%	0.58%	0.54	%(C)	0.56%	0.54%	0.56%	0.54%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (D)	0.81	%(C)	0.82%	0.68%	0.71%	0.71%	0.62%	0.64	%(C)	0.66%	0.64%	0.66%	0.64%	0.58%
Ratio of Net Investment Income to Average Net Assets	2.49	%(C)	2.92%	2.75%	2.93%	3.87%	2.99%	0.94	%(C)	2.30%	2.16%	1.78%	2.08%	2.09%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016		Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$5.61		$4.85	$5.07	$5.23	$5.27	$5.63	$12.71		$10.71		$10.90		$10.84		$10.59		$10.63

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.20	0.22	0.21	0.20	0.19	0.62		0.34	**	0.48		0.43		0.27		0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.49)		0.83	(0.22)	0.04	(0.15)	(0.22)	(3.18)		2.16	**	(0.26)		0.15		0.23		(0.09)

Total from Investment Operations	(1.40)		1.03	—	0.25	0.05	(0.03)	(2.56)		2.50		0.22		0.58		0.50		0.35

Less Distributions:
Net Investment Income	(0.64)		(0.27)	(0.22)	(0.41)	(0.09)	(0.33)	(0.70)		(0.50)		(0.34)		(0.49)		(0.25)		(0.39)
Net Realized Gains	—		—	—	—	—	—	(0.12)		(—)		(0.07)		(0.03)		—		—

Total Distributions	(0.64)		(0.27)	(0.22)	(0.41)	(0.09)	(0.33)	(0.82)		(0.50)		(0.41)		(0.52)		(0.25)		(0.39)

Net Asset Value, End of Period	$3.57		$5.61	$4.85	$5.07	$5.23	$5.27	$9.33		$12.71		$10.71		$10.90		$10.84		$10.59

Total Return	(28.01	%)(B)	22.54%	(0.24%)	5.46%	1.05%	(0.37%)	(21.30	%)(B)	24.55%		1.91%		5.82%		4.87%		3.44%

Net Assets, End of Period (thousands)	$4,622,349		$6,297,963	$5,442,507	$5,497,753	$4,181,623	$3,540,092	$7,144,260		$9,269,011		$7,475,924		$6,753,782		$4,888,955		$4,059,916
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.28%	0.28%	0.28%	0.32%	0.24	%(C)	0.24	%(F)	0.24	%(F)	0.24	%(F)	0.24	%(F)	0.27	%(F)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) *	0.28	%(C)	0.28%	0.28%	0.28%	0.28%	0.32%	0.34	%(C)	0.35	%(F)	0.35	%(F)	0.37	%(F)	0.38	%(F)	0.45	%(F)
Ratio of Net Investment Income to Average Net Assets	3.85	%(C)	4.01%	4.27%	4.19%	3.71%	3.64%	11.21	%(C)	2.95	%**	4.42%		4.03%		2.45%		4.16%
Portfolio Turnover Rate	6	%(B)	8%	5%	1%	1%	2%	0	%(B)	0%		3%		2%		2%		1%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.12	%(C)	0.13%		0.13%		0.15%		0.16%		0.22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.58		$19.24	$23.51	$19.31	$19.44	$19.55	$11.62		$11.74	$13.33	$10.78	$10.76	$11.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.45	0.47	0.39	0.44	0.38	0.12		0.33	0.32	0.28	0.28	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.95)		(0.01)	(3.44)	4.72	0.29	0.22	(2.27)		0.24	(1.56)	2.57	0.05	(0.41)

Total from Investment Operations	(3.76)		0.44	(2.97)	5.11	0.73	0.60	(2.15)		0.57	(1.24)	2.85	0.33	(0.13)

Less Distributions:
Net Investment Income	(0.26)		(0.48)	(0.56)	(0.29)	(0.58)	(0.37)	(0.10)		(0.34)	(0.30)	(0.28)	(0.27)	(0.27)
Net Realized Gains	(0.29)		(0.62)	(0.74)	(0.62)	(0.28)	(0.34)	—		(0.35)	(0.05)	(0.02)	(0.04)	(0.10)

Total Distributions	(0.55)		(1.10)	(1.30)	(0.91)	(0.86)	(0.71)	(0.10)		(0.69)	(0.35)	(0.30)	(0.31)	(0.37)

Net Asset Value, End of Period	$14.27		$18.58	$19.24	$23.51	$19.31	$19.44	$9.37		$11.62	$11.74	$13.33	$10.78	$10.76

Total Return	(21.00	%)(B)	2.94%	(13.37%)	27.49%	4.09%	3.31%	(18.70	%)(B)	5.49%	(9.52%)	26.83%	3.21%	(1.14%)

Net Assets, End of Period (thousands)	$9,818,265		$13,428,084	$13,787,695	$16,162,471	$13,009,729	$12,577,575	$2,612,914		$2,578,134	$2,441,217	$2,529,852	$1,856,474	$1,594,914
Ratio of Expenses to Average Net Assets	0.66	%(C)	0.68%	0.68%	0.68%	0.68%	0.69%	0.48	%(C)	0.50%	0.48%	0.49%	0.49%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.68	%(C)	0.69%	0.68%	0.68%	0.68%	0.69%	0.49	%(C)	0.50%	0.48%	0.49%	0.49%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.28	%(C)	2.48%	2.10%	1.85%	2.38%	1.94%	2.27	%(C)	2.94%	2.40%	2.36%	2.73%	2.50%
Portfolio Turnover Rate	6	%(B)	18%	23%	21%	19%	18%	9	%(B)	17%	12%	5%	4%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio						World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$10.74		$9.71	$10.68	$10.00		$10.97		$11.16		$12.71	$10.31	$10.28	$11.43

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.27	0.26	0.08		0.11		0.35		0.34	0.31	0.31	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		1.00	(1.01)	0.66		(2.57)		0.04		(1.48)	2.33	0.03	(1.18)

Total from Investment Operations	(1.15)		1.27	(0.75)	0.74		(2.46)		0.39		(1.14)	2.64	0.34	(0.88)

Less Distributions:
Net Investment Income	(0.08)		(0.24)	(0.22)	(0.06)		(0.10)		(0.35)		(0.41)	(0.24)	(0.31)	(0.27)
Net Realized Gains	—		—	—	—		—		(0.23)		—	—	—	—

Total Distributions	(0.08)		(0.24)	(0.22)	(0.06)		(0.10)		(0.58)		(0.41)	(0.24)	(0.31)	(0.27)

Net Asset Value, End of Period	$9.51		$10.74	$9.71	$10.68		$8.41		$10.97		$11.16	$12.71	$10.31	$10.28

Total Return	(10.76	%)(B)	13.19%	(7.20%)	7.38	%(B)	(22.62	%)(B)	3.75%		(9.22%)	25.97%	3.54%	(7.77%)

Net Assets, End of Period (thousands)	$936,454		$658,448	$266,868	$67,793		$210,937		$302,369		$240,668	$246,551	$188,154	$155,301
Ratio of Expenses to Average Net Assets *	0.31	%(C)	0.33%	0.35%	0.31	%(C)(E)	0.60	%(C)	0.54	%(F)	0.52%	0.52%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) *	0.32	%(C)	0.34%	0.35%	0.65	%(C)(E)	0.73	%(C)	0.76	%(F)	0.74%	0.75%	0.76%	0.75%
Ratio of Net Investment Income to Average Net Assets	2.09	%(C)	2.69%	2.41%	1.76	%(C)(E)	2.20	%(C)	3.25%		2.72%	2.69%	3.20%	2.69%
Portfolio Turnover Rate	1	%(B)	9%	9%	2	%(B)	N/A		N/A		N/A	N/A	N/A	N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A		0.24	%(C)	0.24%		0.24%	0.25%	0.26%	0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$11.17		$10.65	$12.15	$9.93	$9.83	$10.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.33	0.31	0.27	0.26	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.92)		0.56	(1.52)	2.21	0.08	(0.72)

Total from Investment Operations	(1.82)		0.89	(1.21)	2.48	0.34	(0.46)

Less Distributions:
Net Investment Income	(0.10)		(0.32)	(0.29)	(0.26)	(0.24)	(0.20)
Net Realized Gains	—		(0.05)	—	—	—	—

Total Distributions	(0.10)		(0.37)	(0.29)	(0.26)	(0.24)	(0.20)

Net Asset Value, End of Period	$9.25		$11.17	$10.65	$12.15	$9.93	$9.83

Total Return	(16.42	%)(B)	8.64%	(10.22%)	25.33%	3.58%	(4.50%)

Net Assets, End of Period (thousands)	$3,147,376		$3,719,313	$3,129,791	$2,805,367	$1,656,445	$1,170,828
Ratio of Expenses to Average Net Assets	0.36	%(C)	0.37%	0.39%	0.40%	0.47%	0.47	%(F)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.36	%(C)	0.38%	0.37%	0.40%	0.47%	0.52	%(F)
Ratio of Net Investment Income to Average Net Assets	1.98	%(C)	3.02%	2.56%	2.48%	2.67%	2.54%
Portfolio Turnover Rate	7	%(B)	8%	4%	4%	1%	1%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	0.03%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

94

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.42		$15.40	$16.06	$13.14	$12.94	$13.33	$16.54		$15.71	$16.52	$13.67	$13.50	$14.20

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.35	0.31	0.29	0.27	0.26	0.12		0.35	0.31	0.29	0.26	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.05)		1.13	(0.64)	2.98	0.20	(0.35)	(2.02)		1.12	(0.66)	2.98	0.30	(0.34)

Total from Investment Operations	(1.92)		1.48	(0.33)	3.27	0.47	(0.09)	(1.90)		1.47	(0.35)	3.27	0.56	(0.07)

Less Distributions:
Net Investment Income	(0.13)		(0.35)	(0.30)	(0.30)	(0.26)	(0.26)	(0.43)		(0.44)	(0.27)	(0.30)	(0.35)	(0.42)
Net Realized Gains	(0.03)		(0.11)	(0.03)	(0.05)	(0.01)	(0.04)	—		(0.20)	(0.19)	(0.12)	(0.04)	(0.21)

Total Distributions	(0.16)		(0.46)	(0.33)	(0.35)	(0.27)	(0.30)	(0.43)		(0.64)	(0.46)	(0.42)	(0.39)	(0.63)

Net Asset Value, End of Period	$14.34		$16.42	$15.40	$16.06	$13.14	$12.94	$14.21		$16.54	$15.71	$16.52	$13.67	$13.50

Total Return	(11.77	%)(B)	9.94%	(2.16%)	25.14%	3.73%	(0.61%)	(11.93	%)(B)	10.10%	(2.28%)	24.54%	4.32%	(0.34%)

Net Assets, End of Period (thousands)	$786,207		$879,553	$741,512	$546,891	$370,229	$202,655	$295,156		$375,832	$403,195	$402,204	$289,904	$245,106
Ratio of Expenses to Average Net Assets *	0.32	%(C)	0.33%	0.35%	0.35%	0.35%	0.35%	0.40	%(C)	0.37%	0.34%	0.35%	0.35%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(F)	0.58	%(C)	0.60%	0.59%	0.60%	0.64%	0.65%	0.62	%(C)	0.63%	0.60%	0.62%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	1.69	%(C)	2.23%	1.89%	1.95%	2.14%	1.95%	1.57	%(C)	2.25%	1.87%	1.90%	2.03%	1.93%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.26	%(C)	0.27%	0.27%	0.28%	0.31%	0.32%	0.29	%(C)	0.30%	0.29%	0.29%	0.32%	0.33%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.56		$25.46	$29.55	$24.12	$22.17	$26.64	$20.07		$18.72	$23.49	$20.39	$18.51	$21.42

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.73	0.61	0.49	0.45	0.49	0.14		0.48	0.53	0.49	0.45	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.10)		2.05	(4.14)	5.43	1.95	(4.54)	(3.58)		1.87	(4.22)	3.58	2.04	(2.53)

Total from Investment Operations	(3.91)		2.78	(3.53)	5.92	2.40	(4.05)	(3.44)		2.35	(3.69)	4.07	2.49	(2.10)

Less Distributions:
Net Investment Income	(0.19)		(0.68)	(0.56)	(0.49)	(0.45)	(0.42)	(0.27)		(0.46)	(0.53)	(0.51)	(0.47)	(0.41)
Net Realized Gains	—		—	—	—	—	—	(0.13)		(0.54)	(0.55)	(0.46)	(0.14)	(0.40)

Total Distributions	(0.19)		(0.68)	(0.56)	(0.49)	(0.45)	(0.42)	(0.40)		(1.00)	(1.08)	(0.97)	(0.61)	(0.81)

Net Asset Value, End of Period	$23.46		$27.56	$25.46	$29.55	$24.12	$22.17	$16.23		$20.07	$18.72	$23.49	$20.39	$18.51

Total Return	(14.27	%)(B)	11.06%	(12.14%)	24.83%	11.01%	(15.24%)	(17.52	%)(B)	12.96%	(16.45%)	21.00%	13.96%	(9.88%)

Net Assets, End of Period (thousands)	$5,268,535		$5,968,318	$5,394,188	$6,632,914	$4,915,400	$4,321,530	$4,699,298		$6,423,859	$6,304,406	$7,249,717	$5,459,509	$4,845,174
Ratio of Expenses to Average Net Assets	0.46	%(C)	0.48%	0.47%	0.50%	0.56%	0.57%	0.71	%(C)	0.72%	0.70%	0.73%	0.72%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (F)	0.56	%(C)	0.58%	0.57%	0.60%	0.66%	0.60%	0.91	%(C)	0.92%	0.90%	0.93%	0.92%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.44	%(C)	2.70%	2.08%	1.88%	2.04%	1.97%	1.46	%(C)	2.44%	2.31%	2.32%	2.43%	2.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$27.16		$26.64	$30.13	$24.71	$22.18	$27.79

Income from Investment Operations(A)
Net Investment Income (Loss)	0.16		0.63	0.63	0.31	0.46	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.36)		0.56	(3.48)	5.60	2.75	(5.61)

Total from Investment Operations	(5.20)		1.19	(2.85)	5.91	3.21	(5.12)

Less Distributions:
Net Investment Income	(0.27)		(0.67)	(0.64)	(0.49)	(0.68)	(0.49)

Total Distributions	(0.27)		(0.67)	(0.64)	(0.49)	(0.68)	(0.49)

Net Asset Value, End of Period	$21.69		$27.16	$26.64	$30.13	$24.71	$22.18

Total Return	(19.38	%)(B)	4.57%	(9.66%)	24.11%	14.98%	(18.49%)

Net Assets, End of Period (thousands)	$22,686		$29,146	$25,150	$31,198	$97,923	$74,076
Ratio of Expenses to Average Net Assets (F)	0.80	%(C)	0.81%	0.80%	0.81%	0.81%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly) (F)	0.90	%(C)	0.91%	0.90%	0.91%	0.91%	0.84%
Ratio of Net Investment Income to Average Net Assets	1.27	%(C)	2.29%	2.07%	1.19%	2.08%	1.93%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

97

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$27.34		$26.81	$30.32	$24.84	$22.22	$27.81

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.19		0.70	0.73	0.61	0.51	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.39)		0.57	(3.53)	5.40	2.77	(5.60)

Total from Investment Operations	(5.20)		1.27	(2.80)	6.01	3.28	(5.06)

Less Distributions:
Net Investment Income	(0.29)		(0.74)	(0.71)	(0.53)	(0.66)	(0.53)

Total Distributions	(0.29)		(0.74)	(0.71)	(0.53)	(0.66)	(0.53)

Net Asset Value, End of Period	$21.85		$27.34	$26.81	$30.32	$24.84	$22.22

Total Return	(19.27	%)(B)	4.83%	(9.45%)	24.41%	15.23%	(18.27%)

Net Assets, End of Period (thousands)	$13,117,665		$17,161,936	$16,431,410	$19,383,230	$16,304,321	$14,834,888
Ratio of Expenses to Average Net Assets (F)	0.55	%(C)	0.56%	0.54%	0.57%	0.56%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) (F)	0.65	%(C)	0.66%	0.64%	0.67%	0.66%	0.59%
Ratio of Net Investment Income to Average Net Assets	1.52	%(C)	2.54%	2.37%	2.23%	2.31%	2.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio

	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.59		$18.95	$22.38	$18.40	$16.81	$20.08	$10.43		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.53	0.50	0.42	0.37	0.39	0.05		0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.32)		1.64	(3.47)	3.95	1.59	(3.29)	(2.02)		0.20

Total from Investment Operations	(3.18)		2.17	(2.97)	4.37	1.96	(2.90)	(1.97)		0.44

Less Distributions:
Net Investment Income	(0.15)		(0.53)	(0.46)	(0.39)	(0.37)	(0.37)	(0.23)		(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.11)		—

Total Distributions	(0.15)		(0.53)	(0.46)	(0.39)	(0.37)	(0.37)	(0.34)		(0.01)

Net Asset Value, End of Period	$17.26		$20.59	$18.95	$22.38	$18.40	$16.81	$8.12		$10.43

Total Return	(15.51	%)(B)	11.61%	(13.48%)	24.02%	11.87%	(14.49%)	(19.63	%)(B)	4.38	%(B)

Net Assets, End of Period (thousands)	$22,090,162		$28,622,610	$25,372,759	$27,085,722	$18,712,966	$14,856,878	$139,026		$114,360
Ratio of Expenses to Average Net Assets	0.51	%(C)	0.52%	0.52%	0.55%	0.61%	0.62%	0.84	%(C)	0.85	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.51	%(C)	0.53%	0.52%	0.56%	0.61%	0.62%	0.87	%(C)	0.95	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	1.47	%(C)	2.62%	2.25%	2.08%	2.20%	2.06%	1.01	%(C)	2.30	%(C)(E)
Portfolio Turnover Rate	9	%(B)	4%	4%	4%	3%	5%	22	%(B)	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

99

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, of which twenty-two (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2020, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/20
Japanese Small Company Portfolio	The Japanese Small Company Series	17%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	23%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	—
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/20
International Small Company Portfolio	The Continental Small Company Series	89%
	The Japanese Small Company Series	83%
	The United Kingdom Small Company Series	99%
	The Asia Pacific Small Company Series	77%
	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

100

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/20
DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	10%
	DFA International Real Estate Securities Portfolio	54%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	—
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

101

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

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Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U. S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January

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following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.19%*
International Core Equity Portfolio	0.26%*
Global Small Company Portfolio	0.44%*
International Small Company Portfolio	0.39%*
Japanese Small Company Portfolio	0.49%*
Asia Pacific Small Company Portfolio	0.49%*
United Kingdom Small Company Portfolio	0.49%*
Continental Small Company Portfolio	0.49%*
DFA International Real Estate Securities Portfolio	0.25%*
DFA Global Real Estate Securities Portfolio	0.20%

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DFA International Small Cap Value Portfolio	0.64%*
International Vector Equity Portfolio	0.44%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.46%*
World ex U.S. Core Equity Portfolio	0.31%*
World Core Equity Portfolio	0.29%*
Selectively Hedged Global Equity Portfolio	0.29%*
Emerging Markets Portfolio	0.40%*
Emerging Markets Small Cap Portfolio	0.64%*
Emerging Markets Value Portfolio	0.49%*
Emerging Markets Core Equity Portfolio	0.46%*
Emerging Markets Targeted Value Portfolio	0.68%*

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2020	February 28, 2020
Large Cap International Portfolio	0.20%	0.18%
International Core Equity Portfolio	0.27%	0.24%
Global Small Company Portfolio	0.45%	0.43%
International Small Company Portfolio	0.40%	0.38%
Japanese Small Company Portfolio	0.50%	0.47%
Asia Pacific Small Company Portfolio	0.50%	0.47%
United Kingdom Small Company Portfolio	0.50%	0.47%
Continental Small Company Portfolio	0.50%	0.47%
DFA International Real Estate Securities Portfolio	0.25%	0.24%
DFA International Small Cap Value Portfolio	0.65%	0.60%
International Vector Equity Portfolio	0.45%	0.42%
World ex U.S. Value Portfolio	0.47%	0.43%
World ex U.S. Core Equity Portfolio	0.32%	0.29%
World Core Equity Portfolio	0.30%	0.27%
Selectively Hedged Global Equity Portfolio	0.30%	0.28%
Emerging Markets Portfolio	0.42%	0.37%
Emerging Markets Small Cap Portfolio	0.65%	0.60%
Emerging Markets Value Portfolio	0.50%	0.45%
Emerging Markets Core Equity Portfolio	0.47%	0.42%
Emerging Markets Targeted Value Portfolio	0.70%	0.65%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the

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expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

				Net Waived Fees/
				Expenses Assumed	Previously
			Recovery	(Recovered	Waived Fees/
	Expense	Total	of Previously	Previously Waived	Expenses Assumed
	Limitation	Management	Waived Fees/	Fees/Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed)	Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	$933	$(438)	$4,081
Global Small Company Portfolio (2)	0.47%	—	—	72	383
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.47%	0.47%	—	272	11
Asia Pacific Small Company Portfolio (4)	0.47%	0.47%	—	150	6
United Kingdom Small Company Portfolio (4)	0.47%	0.47%	2	26	66
Continental Small Company Portfolio (4)	0.47%	0.47%	—	305	12
DFA International Real Estate Securities Portfolio (5)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (6)	0.24%	—	95	4,317	25,976
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	25	(25)	—
World ex U.S. Value Portfolio (7)	0.60%	0.43%	108	178	—
World ex U.S. Core Equity Portfolio (8)	0.39%	—	—	—	—
World Core Equity Portfolio (9)	0.32%	0.27%	16	1,090	443
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.28%	120	394	1
Emerging Markets Portfolio (11)	0.49%	0.37%	23	2,823	23

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				Net Waived Fees/
				Expenses Assumed	Previously
			Recovery	(Recovered	Waived Fees/
	Expense	Total	of Previously	Previously Waived	Expenses Assumed
	Limitation	Management	Waived Fees/	Fees/Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed)	Recovery
Emerging Markets Small Cap Portfolio (12)	—	0.60%	—	$5,924	—
Emerging Markets Value Portfolio (12)	—	0.45%	—	7,880	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	$4	14	$120

Class R2 Shares
Emerging Markets Value Portfolio (13)	0.96%	0.45%	—	13	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

(4)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.47% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

(5)

Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio’s average net assets on an annualized basis.

(6)

Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio’s average net assets on an annualized basis.

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(7)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.43% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(8)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.28% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.37% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(13)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

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Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$159
International Core Equity Portfolio	346
DFA International Real Estate Securities Portfolio	255
DFA International Small Cap Value Portfolio	670
International Vector Equity Portfolio	74
International High Relative Profitability Portfolio	45
World ex U.S. Core Equity Portfolio	52
Emerging Markets Core Equity Portfolio	880
Emerging Markets Targeted Value Portfolio	5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$80
International Core Equity Portfolio	264
Global Small Company Portfolio	(—)
International Small Company Portfolio	270
Japanese Small Company Portfolio	11
Asia Pacific Small Company Portfolio	7
United Kingdom Small Company Portfolio	2
Continental Small Company Portfolio	6
DFA International Real Estate Securities Portfolio	61
DFA Global Real Estate Securities Portfolio	43
DFA International Small Cap Value Portfolio	399
International Vector Equity Portfolio	23
International High Relative Profitability Portfolio	(5)
World ex U.S. Value Portfolio	2
World ex U.S. Core Equity Portfolio	3
World Core Equity Portfolio	—
Selectively Hedged Global Equity Portfolio	3
Emerging Markets Portfolio	119
Emerging Markets Small Cap Portfolio	107
Emerging Markets Value Portfolio	510
Emerging Markets Core Equity Portfolio	281
Emerging Markets Targeted Value Portfolio	(1)

109

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$688,465	$374,604
International Core Equity Portfolio	$605,190	$2,018,438
DFA International Real Estate Securities Portfolio	$468,692	$317,471
DFA Global Real Estate Securities Portfolio	$110,774	$368
DFA International Small Cap Value Portfolio	$684,349	$1,323,103
International Vector Equity Portfolio	$761,381	$225,718
International High Relative Profitability Portfolio	$334,569	$4,532
World ex U.S. Core Equity Portfolio	$301,975	$238,437
Emerging Markets Core Equity Portfolio	$2,235,215	$4,077,984
Emerging Markets Targeted Value Portfolio	$54,854	$25,584

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$181,249	$877,088	$803,134	$(85)	$35	$255,153	22,051	$3,475	—

Total	$181,249	$877,088	$803,134	$(85)	$35	$255,153	22,051	$3,475	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,353,511	$2,861,607	$2,876,434	$(212)	$123	$1,338,595	115,685	$26,349	—

Total	$1,353,511	$2,861,607	$2,876,434	$(212)	$123	$1,338,595	115,685	$26,349	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$22,484	$5,800	$2,053	$(267)	$(4,094)	$21,870	817	$127	$535

Total	$22,484	$5,800	$2,053	$(267)	$(4,094)	$21,870	817	$127	$535

110

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$186,393	$1,152,414	$1,146,440	$(48)	$28	$192,347	16,623	$3,058	—

Total	$186,393	$1,152,414	$1,146,440	$(48)	$28	$192,347	16,623	$3,058	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$3,297,599	$634,754	$162,200	$(17,260)	$(1,274,222)	$2,478,671	694,306	$375,229	—
DFA Real Estate Securities Portfolio	1,315,269	—	232,050	46,004	(308,752)	820,471	24,068	18,186	$1,750
The DFA Short Term Investment Fund	111,152	631,682	659,156	(29)	5	83,654	7,230	1,997	—

Total	$4,724,020	$1,266,436	$1,053,406	$28,715	$(1,582,969)	$3,382,796	725,604	$395,412	$1,750

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$793,359	$753,463	$1,097,965	$(8)	$(3)	$448,846	38,791	$13,336	—

Total	$793,359	$753,463	$1,097,965	$(8)	$(3)	$448,846	38,791	$13,336	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$132,707	$261,899	$212,009	$(13)	$21	$182,605	15,781	$2,552	—

Total	$132,707	$261,899	$212,009	$(13)	$21	$182,605	15,781	$2,552	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$25,970	$161,641	$138,679	$(4)	$7	$48,935	4,229	—	—

Total	$25,970	$161,641	$138,679	$(4)	$7	$48,935	4,229	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$29,086	$1,026	$5,313	$(985)	$(5,612)	$18,202	1,276	$394	$440

Total	$29,086	$1,026	$5,313	$(985)	$(5,612)	$18,202	1,276	$394	$440

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$109,135	$286,129	$252,045	$(26)	$21	$143,214	12,377	$2,342	—

Total	$109,135	$286,129	$252,045	$(26)	$21	$143,214	12,377	$2,342	—

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					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$480,857	$46,744	$34,386	$(3,834)	$(43,561)	$445,820	20,118	$3,751	$8,146
International Core Equity Portfolio	298,575	22,442	19,416	(3,917)	(47,940)	249,744	22,997	2,897	—
Emerging Markets Core Equity Portfolio	100,081	14,308	6,376	(1,121)	(15,152)	91,740	5,315	768	—

Total	$879,513	$83,494	$60,178	$(8,872)	$(106,653)	$787,304	48,430	$7,416	$8,146

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$186,668	$12,934	$25,289	$(447)	$(21,887)	$151,979	7,618	$1,299	$4,098
International Core Equity Portfolio	119,342	5,886	18,033	(2,095)	(18,378)	86,722	7,985	1,130	—
Emerging Markets Core Equity Portfolio	64,065	6,114	7,383	(1,210)	(9,189)	52,397	3,036	478	—

Total	$370,075	$24,934	$50,705	$(3,752)	$(49,454)	$291,098	18,639	$2,907	$4,098

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$673,477	$1,210,755	$1,443,116	$(12)	$20	$441,124	38,123	$13,584	—

Total	$673,477	$1,210,755	$1,443,116	$(12)	$20	$441,124	38,123	$13,584	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$659	$8,251	$8,409	—	—	$501	43	—	—

Total	$659	$8,251	$8,409	—	—	$501	43	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

112

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
Large Cap International Portfolio
2018	$132,270	—	—	$132,270
2019	155,698	—	—	155,698
International Core Equity Portfolio
2018	711,406	—	—	711,406
2019	907,539	—	—	907,539
Global Small Company Portfolio
2018	269	$81	—	350
2019	308	—	—	308
International Small Company Portfolio
2018	335,310	375,728	—	711,038
2019	339,853	517,619	—	857,472
Japanese Small Company Portfolio
2018	15,937	—	—	15,937
2019	6,623	32,764	—	39,387
Asia Pacific Small Company Portfolio
2018	13,370	—	—	13,370
2019	11,260	—	—	11,260
United Kingdom Small Company Portfolio
2018	1,616	2,308	—	3,924
2019	540	1,437	—	1,977
Continental Small Company Portfolio
2018	15,452	4,962	—	20,414
2019	14,187	19,027	—	33,214
DFA International Real Estate Securities Portfolio
2018	241,977	—	—	241,977
2019	302,662	—	—	302,662
DFA Global Real Estate Securities Portfolio
2018	212,543	42,954	—	255,497
2019	311,682	40,223	—	351,905
DFA International Small Cap Value Portfolio
2018	418,957	477,828	—	896,785
2019	346,113	429,956	—	776,069
International Vector Equity Portfolio
2018	59,115	10,130	—	69,245
2019	75,474	72,426	—	147,900
International High Relative Profitability Portfolio
2018	3,960	—	—	3,960
2019	11,023	—	—	11,023
World ex U.S. Value Portfolio
2018	8,118	—	—	8,118
2019	8,654	5,062	—	13,716

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	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
World ex U.S. Core Equity Portfolio
2018	$75,944	—	—	$75,944
2019	100,766	$15,900	—	116,666
World Core Equity Portfolio
2018	13,426	1,076	—	14,502
2019	18,739	4,773	—	23,512
Selectively Hedged Global Equity Portfolio
2018	8,085	3,086	—	11,171
2019	12,345	4,519	—	16,864
Emerging Markets Portfolio
2018	115,293	—	—	115,293
2019	145,647	—	—	145,647
Emerging Markets Small Cap Portfolio
2018	194,789	145,194	—	339,983
2019	153,182	173,892	—	327,074
Emerging Markets Value Portfolio
2018	439,431	—	—	439,431
2019	459,380	—	—	459,380
Emerging Markets Core Equity Portfolio
2018	593,704	—	—	593,704
2019	730,829	—	—	730,829
Emerging Markets Targeted Value Portfolio
2019	64	—	—	64

Emerging Markets Targeted Value Portfolio commenced operations on November 14, 2018, and did not pay any distributions for the year ended October 31, 2018.

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
Large Cap International Portfolio	$(5,785)	—	$(5,785)
International Core Equity Portfolio	(39,526)	—	(39,526)
Global Small Company Portfolio	(33)	—	(33)
International Small Company Portfolio	(34,708)	$(23,004)	(57,712)
Japanese Small Company Portfolio	(472)	—	(472)
Asia Pacific Small Company Portfolio	—	—	—
United Kingdom Small Company Portfolio	(117)	(435)	(552)
Continental Small Company Portfolio	(722)	—	(722)
DFA International Real Estate Securities Portfolio	(38,031)	—	(38,031)
DFA Global Real Estate Securities Portfolio	(8,808)	—	(8,808)
DFA International Small Cap Value Portfolio	(36,899)	(12,688)	(49,587)
International Vector Equity Portfolio	(5,646)	—	(5,646)

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	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International High Relative Profitability Portfolio	$(390)	—	$(390)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(5,265)	—	(5,265)
World Core Equity Portfolio	(77)	$(397)	(474)
Selectively Hedged Global Equity Portfolio	(1,150)	(191)	(1,341)
Emerging Markets Portfolio	(10,074)	—	(10,074)
Emerging Markets Small Cap Portfolio	(17,882)	(4,623)	(22,505)
Emerging Markets Value Portfolio	(31,481)	—	(31,481)
Emerging Markets Core Equity Portfolio	(37,986)	—	(37,986)
Emerging Markets Targeted Value Portfolio	(397)	—	(397)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
Large Cap International Portfolio	$21,790	—	$(114,879)	$787,214	$694,125
International Core Equity Portfolio	164,474	—	(576,584)	2,711,445	2,299,335
Global Small Company Portfolio	529	—	(504)	517	542
International Small Company Portfolio	172,408	$278,416	—	615,587	1,066,411
Japanese Small Company Portfolio	13,813	9,017	—	55,091	77,921
Asia Pacific Small Company Portfolio	12,779	—	(15,084)	(28,156)	(30,461)
United Kingdom Small Company Portfolio	649	1,663	—	1,096	3,408
Continental Small Company Portfolio	2,684	—	(1,579)	47,476	48,581
DFA International Real Estate Securities Portfolio	666,046	—	(311,503)	(28,290)	326,253
DFA Global Real Estate Securities Portfolio	85,225	90,014	—	1,907,950	2,083,189
DFA International Small Cap Value Portfolio	151,601	206,468	—	286,756	644,825
International Vector Equity Portfolio	16,440	—	(30,752)	227,993	213,681
International High Relative Profitability Portfolio	1,089	—	(12,114)	35,204	24,179
World ex U.S. Value Portfolio	1,748	—	(1,394)	9,372	9,726
World ex U.S. Core Equity Portfolio	11,736	—	(30,195)	171,870	153,411
World Core Equity Portfolio	—	1,549	—	108,632	110,181
Selectively Hedged Global Equity Portfolio	7,786	0	—	72,826	80,612
Emerging Markets Portfolio	25,990	—	(209,529)	1,722,744	1,539,205
Emerging Markets Small Cap Portfolio	75,201	41,748	—	4,431	121,380
Emerging Markets Value Portfolio	151,494	—	(1,308,291)	566,226	(590,571)
Emerging Markets Core Equity Portfolio	113,918	—	(1,101,106)	3,104,503	2,117,315
Emerging Markets Targeted Value Portfolio	3,639	21	—	(534)	3,126

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$114,879	$114,879
International Core Equity Portfolio	576,584	576,584
Global Small Company Portfolio	504	504
International Small Company Portfolio	—	—
Japanese Small Company Portfolio	—	—
Asia Pacific Small Company Portfolio	15,084	15,084
United Kingdom Small Company Portfolio	—	—
Continental Small Company Portfolio	1,579	1,579
DFA International Real Estate Securities Portfolio	311,503	311,503
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	—	—
International Vector Equity Portfolio	30,752	30,752
International High Relative Profitability Portfolio	12,114	12,114
World ex U.S. Value Portfolio	1,394	1,394
World ex U.S. Core Equity Portfolio	30,195	30,195
World Core Equity Portfolio	—	—
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	209,529	209,529
Emerging Markets Small Cap Portfolio	—	—
Emerging Markets Value Portfolio	1,308,291	1,308,291
Emerging Markets Core Equity Portfolio	1,101,106	1,101,106
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Global Small Company Portfolio	$135
Asia Pacific Small Company Portfolio	3,958

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As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Large Cap International Portfolio	$4,791,598	$1,075,782	$(349,929)	$725,853
International Core Equity Portfolio	28,904,377	5,537,332	(2,792,770)	2,744,562
Global Small Company Portfolio	37,718	52	(2,189)	(2,137)
International Small Company Portfolio	11,291,306	—	(1,298,973)	(1,298,973)
Japanese Small Company Portfolio	524,703	—	(5,370)	(5,370)
Asia Pacific Small Company Portfolio	379,454	—	(74,554)	(74,554)
United Kingdom Small Company Portfolio	21,818	—	(2,465)	(2,465)
Continental Small Company Portfolio	557,824	—	(73,617)	(73,617)
DFA International Real Estate Securities Portfolio	6,299,266	959,229	(427,339)	531,890
DFA Global Real Estate Securities Portfolio	7,295,118	1,296,920	(134,239)	1,162,681
DFA International Small Cap Value Portfolio	13,724,524	2,345,505	(1,544,042)	801,463
International Vector Equity Portfolio	2,500,687	541,633	(287,750)	253,883
International High Relative Profitability Portfolio	453,361	30,801	(20,045)	10,756
World ex U.S. Value Portfolio	269,399	1,970	(50,080)	(48,110)
World ex U.S. Core Equity Portfolio	3,608,823	533,697	(332,900)	200,797
World Core Equity Portfolio	779,894	114,735	—	114,735
Selectively Hedged Global Equity Portfolio	342,330	79,568	(296)	79,272
Emerging Markets Portfolio	4,346,826	952,133	—	952,133
Emerging Markets Small Cap Portfolio	5,633,689	—	(807,248)	(807,248)
Emerging Markets Value Portfolio	15,552,318	—	(2,202,030)	(2,202,030)
Emerging Markets Core Equity Portfolio	25,561,629	7,226,455	(3,348,246)	3,878,209
Emerging Markets Targeted Value Portfolio	110,019	11,922	(3,991)	7,931

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

117

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2020		October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$2,316	92	$7,880	286
Shares Issued in Lieu of Cash Distributions	281	10	687	26
Shares Redeemed	(3,330)	(129)	(5,088)	(183)

Net Increase (Decrease) — Class R2 Shares	$(733)	(27)	$3,479	129

Institutional Class Shares
Shares Issued	$2,034,805	89,606	$3,094,110	110,936
Shares Issued in Lieu of Cash Distributions	171,746	6,048	436,607	16,366
Shares Redeemed	(2,834,447)	(123,013)	(3,087,983)	(112,388)

Net Increase (Decrease) — Institutional Class Shares	$(627,896)	(27,359)	$442,734	14,914

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as The United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued

118

daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward
	Currency
	Contracts*	Futures**
Large Cap International Portfolio	$—	$60,836
International Core Equity Portfolio	—	276,291
International Small Company Portfolio	—	88,973
DFA International Real Estate Securities Portfolio	—	53,648
DFA International Small Cap Value Portfolio	—	120,452
International High Relative Profitability Portfolio	—	4,756
World ex U.S. Core Equity Portfolio	—	11,691
Selectively Hedged Global Equity Portfolio	109,190	4,516
Emerging Markets Core Equity Portfolio	—	177,045
Emerging Markets Targeted Value Portfolio	—	2,586

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

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The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	April 30, 2020	Contracts (1)	Contracts *,(2)
Large Cap International Portfolio	$4,860	—	$4,860
International Core Equity Portfolio	33,929	—	33,929
International Small Company Portfolio	4,810	—	4,810
DFA International Real Estate Securities Portfolio	18,721	—	18,721
DFA International Small Cap Value Portfolio	9,015	—	9,015
World ex U.S. Core Equity Portfolio	1,626	—	1,626
Selectively Hedged Global Equity Portfolio	456	$76	380
Emerging Markets Core Equity Portfolio	10,575	—	10,575

	Liability Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	April 30, 2020	Contracts (3)	Contracts (4)
International High Relative Profitability Portfolio	$(44)	—	$(44)
Selectively Hedged Global Equity Portfolio	(296)	$(296)	—
Emerging Markets Targeted Value Portfolio	(278)	—	(278)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
Large Cap International Portfolio	$3,794	—	$3,794
International Core Equity Portfolio	9,948	—	9,948
Global Small Company Portfolio	18	—	18	*
International Small Company Portfolio	(2,459)	—	(2,459)
DFA International Real Estate Securities Portfolio	(8,521)	—	(8,521)
DFA International Small Cap Value Portfolio	6,266	—	6,266
International Vector Equity Portfolio	(11,375)	—	(11,375	)*
International High Relative Profitability Portfolio	1,920	—	1,920
World ex U.S. Value Portfolio	99	—	99	*

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	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
World ex U.S. Core Equity Portfolio	$7,383	—	$7,383
World Core Equity Portfolio	(122)	—	(122)*
Selectively Hedged Global Equity Portfolio	1,157	$1,631	(474)
Emerging Markets Core Equity Portfolio	14,395	—	14,395
Emerging Markets Targeted Value Portfolio	(258)	—	(258)

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Forward
		Currency	Equity
	Total	Contracts (3)	Contracts (4)
Large Cap International Portfolio	$4,261	—	$4,261
International Core Equity Portfolio	29,134	—	29,134
International Small Company Portfolio	3,510	—	3,510
DFA International Real Estate Securities Portfolio	18,327	—	18,327
DFA International Small Cap Value Portfolio	6,261	—	6,261
International High Relative Profitability Portfolio	(44)	—	(44)
World ex U.S. Core Equity Portfolio	1,626	—	1,626
Selectively Hedged Global Equity Portfolio	592	$264	328
Emerging Markets Core Equity Portfolio	5,813	—	5,813
Emerging Markets Targeted Value Portfolio	(278)	—	(278)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

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For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2020 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
Goldman Sachs International	$19	$19	—	—	$19	—	—	—	—	—
Bank of America Corp.	1	1	$(1)	—	—	$185	$185	$(1)	—	$184
Citibank, N.A.	1	1	(1)	—	—	54	54	(1)	—	53
UBS AG.	1	1	—	—	1	—	—	—	—	—
JP Morgan	54	54	(24)	—	30	24	24	(24)	—	—
Australia and New Zealand Banking Group Ltd.	—	—	—	—	—	7	7	—	—	7
Bank of New York Mellon Corp.	—	—	—	—	—	26	26	—	—	26

Total	$76	$76	$(26)	—	$50	$296	$296	$(26)	—	$270

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the

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line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
Large Cap International Portfolio	1.37%	$15,828	3	$1	$25,463	—
International Core Equity Portfolio	1.34%	19,892	6	5	79,001	—
Global Small Company Portfolio	2.03%	143	35	—	972	—
International Small Company Portfolio	0.85%	11,869	5	1	24,436	—
DFA International Real Estate Securities Portfolio	2.30%	1,726	1	—	1,726	—
DFA Global Real Estate Securities Portfolio	1.18%	6,718	18	5	30,384	—
DFA International Small Cap Value Portfolio	1.90%	8,342	7	3	11,974	—
International Vector Equity Portfolio	1.40%	8,477	44	9	43,388	$9,587
World ex U.S. Value Portfolio	1.80%	877	42	1	8,163	—
World ex U.S. Core Equity Portfolio	1.93%	8,706	15	5	38,377	—
World Core Equity Portfolio	1.90%	1,843	33	3	17,666	—
Selectively Hedged Global Equity Portfolio	0.87%	1,410	2	—	2,211	—
Emerging Markets Core Equity Portfolio	1.02%	50,267	23	21	108,542	—
Emerging Markets Targeted Value Portfolio	1.84%	1,918	19	2	8,922	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

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For the six months ended April 30, 2020, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 04/30/2020
Emerging Markets Core Equity Portfolio	Borrower	0.47%	$74,414	8	$12	$108,542	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$31,069	$22,530	$(16,901)
International Core Equity Portfolio	17,816	39,627	(15,892)
DFA Global Real Estate Securities Portfolio	318	284	51
DFA International Small Cap Value Portfolio	47,110	41,571	(5,664)
International Vector Equity Portfolio	12,878	11,378	(3,100)
International High Relative Profitability Portfolio	19,211	1,086	(240)
World ex U.S. Core Equity Portfolio	8,152	7,554	(2,417)
Emerging Markets Core Equity Portfolio	532	4,449	(1,554)
Emerging Markets Targeted Value Portfolio	180	68	(18)

K. Securities Lending:

As of April 30, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
Large Cap International Portfolio	$45,876
International Core Equity Portfolio	374,027
DFA International Real Estate Securities Portfolio	26,491
DFA International Small Cap Value Portfolio	88,602
International Vector Equity Portfolio	49,891
International High Relative Profitability Portfolio	27,374
World ex U.S. Core Equity Portfolio	59,831
Emerging Markets Core Equity Portfolio	597,572
Emerging Markets Targeted Value Portfolio	3,013

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Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions Large Cap International Portfolio
Common Stocks	$255,169	—	—	—	$255,169
Securities Lending Transactions International Core Equity Portfolio
Common Stocks, Rights/Warrants	1,338,602	—	—	—	1,338,602
DFA International Real Estate Securities Portfolio
Common Stocks	192,377	—	—	—	192,377
DFA Global Real Estate Securities Portfolio
Common Stocks	83,695	—	—	—	83,695
DFA International Small Cap Value Portfolio
Common Stocks	448,800	—	—	—	448,800
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	182,584	—	—	—	182,584
International High Relative Profitability Portfolio
Common Stocks	48,931	—	—	—	48,931
World ex U.S. Core Equity Portfolio
Common Stocks	143,218	—	—	—	143,218
Emerging Markets Core Equity Portfolio
Common Stocks	441,098	—	—	—	441,098
Emerging Markets Targeted Value Portfolio
Common Stocks	501	—	—	—	501

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

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In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

O. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
Large Cap International Portfolio-Institutional Class	4	74%
International Core Equity Portfolio-Institutional Class	4	69%
Global Small Company Portfolio-Institutional Class	5	98%
International Small Company Portfolio-Institutional Class	3	66%
Japanese Small Company Portfolio-Institutional Class	1	79%
Asia Pacific Small Company Portfolio-Institutional Class	2	95%
United Kingdom Small Company Portfolio-Institutional Class	4	97%
Continental Small Company Portfolio-Institutional Class	2	93%
DFA International Real Estate Securities Portfolio-Institutional Class	4	90%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	65%
DFA International Small Cap Value Portfolio-Institutional Class	4	73%
International Vector Equity Portfolio-Institutional Class	3	79%
International High Relative Profitability Portfolio-Institutional Class	3	88%
World ex U.S. Value Portfolio-Institutional Class	7	88%
World ex U.S. Core Equity Portfolio-Institutional Class	3	73%
World Core Equity Portfolio-Institutional Class	5	80%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	95%
Emerging Markets Portfolio-Institutional Class	3	59%
Emerging Markets Small Cap Portfolio-Institutional Class	5	60%
Emerging Markets Value Portfolio-Class R2	2	94%
Emerging Markets Value Portfolio-Institutional Class	3	40%
Emerging Markets Core Equity Portfolio-Institutional Class	3	60%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	91%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes

127

that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

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NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
Large Cap International Portfolio
December 16, 2019	87%	0%	13%
International Core Equity Portfolio
December 16, 2019	67%	0%	33%
International Small Company Portfolio
December 17, 2019	29%	0%	71%
Japanese Small Company Portfolio
December 17, 2019	0%	0%	100%
Asia Pacific Small Company Portfolio
December 17, 2019	28%	0%	72%
United Kingdom Small Company Portfolio
December 17, 2019	39%	0%	61%
Continental Small Company Portfolio
December 17, 2019	26%	0%	74%
DFA International Real Estate Securities Portfolio
December 16, 2019	0%	0%	100%
DFA Global Real Estate Securities Portfolio
December 17, 2019	92%	0%	8%
DFA International Small Cap Value Portfolio
December 16, 2019	36%	0%	64%
International Vector Equity Portfolio
December 16, 2019	59%	0%	41%
International High Relative Profitability Portfolio
December 17, 2019	91%	0%	9%
World ex U.S. Value Portfolio
December 17, 2019	66%	0%	34%
Selectively Hedged Global Equity Portfolio
December 17, 2019	71%	0%	29%
Emerging Markets Portfolio
December 17, 2019	41%	0%	59%
Emerging Markets Small Cap Portfolio
December 17, 2019	23%	0%	77%

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NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

CONTINUED

Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
Emerging Markets Value Portfolio
December 17, 2019	14%	0%	86%
Emerging Markets Core Equity Portfolio
December 16, 2019	50%	0%	50%
Emerging Markets Targeted Value Portfolio
December 17, 2019	94%	0%	6%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

130

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

131

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$755.40	0.67%	$2.92
Institutional Class Shares	$1,000.00	$756.50	0.42%	$1.83
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.53	0.67%	$3.37
Institutional Class Shares	$1,000.00	$1,022.78	0.42%	$2.11

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

132

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

133

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$6,818,747,235

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$6,818,747,235

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

134

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA
International
Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$6,818,747
Receivables:
Fund Shares Sold	10,589
Prepaid Expenses and Other Assets	121

Total Assets	6,829,457

LIABILITIES:
Payables:
Fund Shares Redeemed	11,639
Due to Advisor	812
Accrued Expenses and Other Liabilities	584

Total Liabilities	13,035

NET ASSETS.	$6,816,422

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,002 and shares outstanding of 78,238	$12.81

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $6,815,420 and shares outstanding of 530,099,361	$12.86

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$9,012,777
Total Distributable Earnings (Loss)	(2,196,355)

NET ASSETS	$6,816,422

See accompanying Notes to Financial Statements.

135

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

DFA
International
Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $12,804)	$121,362
Income from Securities Lending	1,752
Expenses Allocated from Affiliated Investment Companies	(8,684)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	114,430

Fund Expenses
Investment Management Fees	16,150
Accounting & Transfer Agent Fees	607
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	120
Shareholders’ Reports	198
Directors’/Trustees’ Fees & Expenses	23
Professional Fees	17
Other	(32)

Total Fund Expenses	17,085

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)
Class R2 Shares	(1)
Institutional Class Shares	(8,367)

Net Expenses	8,717

Net Investment Income (Loss)	105,713

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(43,113)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,268,880)

Net Realized and Unrealized Gain (Loss)	(2,311,993)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,206,280)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

136

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2020	2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$105,713	$339,362
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(43,113)	(12,764)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,268,880)	(37,240)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,206,280)	289,358

Distributions:
Class R2 Shares	(12)	(83)
Institutional Class Shares	(99,514)	(576,705)

Total Distributions	(99,526)	(576,788)

Capital Share Transactions (1):
Shares Issued	1,908,764	2,071,367
Shares Issued in Lieu of Cash Distributions	97,327	562,384
Shares Redeemed	(2,058,532)	(2,595,094)

Net Increase (Decrease) from Capital Share Transactions	(52,441)	38,657

Total Increase (Decrease) in Net Assets	(2,358,247)	(248,773)
Net Assets
Beginning of Period	9,174,669	9,423,442

End of Period	$6,816,422	$9,174,669

(1) Shares Issued and Redeemed:
Shares Issued	141,833	123,536
Shares Issued in Lieu of Cash Distributions	5,484	34,167
Shares Redeemed	(151,214)	(154,773)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,897)	2,930

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

137

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$17.13		$17.68	$19.89	$16.27	$16.93	$18.48

Income from Investment Operations(A)
Net Investment Income (Loss)	0.18		0.58	0.54	0.55	0.53	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.32)		(0.10)	(2.21)	3.61	(0.65)	(1.55)

Total from Investment Operations	(4.14)		0.48	(1.67)	4.16	(0.12)	(1.04)

Less Distributions:
Net Investment Income	(0.18)		(0.51)	(0.54)	(0.54)	(0.54)	(0.51)
Net Realized Gains	—		(0.52)	—	—	—	—

Total Distributions	(0.18)		(1.03)	(0.54)	(0.54)	(0.54)	(0.51)

Net Asset Value, End of Period	$12.81		$17.13	$17.68	$19.89	$16.27	$16.93

Total Return	(24.46	%)(B)	3.13%	(8.59%)	25.99%	(0.43%)	(5.78%)

Net Assets, End of Period (thousands)	$1,002		$1,191	$1,477	$3,508	$3,308	$10,404
Ratio of Expenses to Average Net Assets (F)	0.67	%(C)	0.69%	0.68%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (F)	0.87	%(C)	0.89%	0.88%	0.88%	0.88%	0.73%
Ratio of Net Investment Income to Average Net Assets	2.39	%(C)	3.43%	2.72%	3.07%	3.4%	2.81%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

138

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$17.18		$17.74	$19.94	$16.30	$16.92	$18.47

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.20		0.63	0.60	0.56	0.55	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.33)		(0.11)	(2.21)	3.66	(0.63)	(1.56)

Total from Investment Operations	(4.13)		0.52	(1.61)	4.22	(0.08)	(1.00)

Less Distributions:
Net Investment Income	(0.19)		(0.56)	(0.59)	(0.58)	(0.54)	(0.55)
Net Realized Gains	—		(0.52)	—	—	—	—

Total Distributions	(0.19)		(1.08)	(0.59)	(0.58)	(0.54)	(0.55)

Net Asset Value, End of Period	$12.86		$17.18	$17.74	$19.94	$16.30	$16.92

Total Return	(24.35	%)(B)	3.37%	(8.32%)	26.36%	(0.20%)	(5.58%)

Net Assets, End of Period (thousands)	$6,815,420		$9,173,478	$9,421,965	$9,837,631	$7,270,665	$6,795,481
Ratio of Expenses to Average Net Assets (F)	0.42	%(C)	0.44%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) (F)	0.62	%(C)	0.64%	0.63%	0.63%	0.63%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.53	%(C)	3.70%	3.01%	3.12%	3.51%	3.10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

139

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2020, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

140

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.39	%*

*	Effective as of February 28, 2020, the management fee payable by the Portfolio was reduced from 0.40% to 0.35%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2020, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the

141

Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.35%	—	$8,367	—

Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.35%	—	1	—

(1)

The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis.

(2)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.35% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$242

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

142

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be “passive foreign investment companies,” were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2018	$298,200	—	—	$298,200
2019	302,955	$273,833	—	576,788

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA International Value Portfolio	$(2,159)	—	$(2,159)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA International Value Portfolio	$63,472	—	$(13,753)	$60,237	$109,956

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$13,753	$13,753

143

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA International Value Portfolio	$8,989,067	—	$(2,130,494)	$(2,130,494)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2020		October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$300	19	$409	25
Shares Issued in Lieu of Cash Distributions	12	1	83	5
Shares Redeemed	(172)	(11)	(766)	(44)

Net Increase (Decrease) — Class R2 Shares	$140	9	$(274)	(14)

Institutional Class Shares
Shares Issued	$1,908,464	141,814	$2,070,958	123,511
Shares Issued in Lieu of Cash Distributions	97,315	5,483	562,301	34,162
Shares Redeemed	(2,058,359)	(151,203)	(2,594,328)	(154,729)

Net Increase (Decrease) — Institutional Class Shares	$(52,580)	(3,906)	$38,931	2,944

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

144

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

J. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA International Value Portfolio-Class R2	5	96%
DFA International Value Portfolio-Institutional Class	4	73%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

145

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

146

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
DFA International Value Portfolio
December 17, 2019	62%	0%	38%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

147

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$757.30	0.21%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$861.30	0.12%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

148

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$819.90	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$789.70	0.11%	$0.49
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Continental Small Company Series
Actual Fund Return	$1,000.00	$842.80	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$855.00	0.11%	$0.51
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Emerging Markets Series
Actual Fund Return	$1,000.00	$858.80	0.13%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.22	0.13%	$0.65

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$828.20	0.25%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

149

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series

Communication Services	4.8%
Consumer Discretionary	15.7%
Consumer Staples	4.8%
Energy	10.7%
Financials	28.1%
Health Care	6.2%
Industrials	10.5%
Information Technology	1.8%
Materials	12.8%
Real Estate	3.4%
Utilities	1.2%

100.0%

The Japanese Small Company Series

Communication Services	2.8%
Consumer Discretionary	16.9%
Consumer Staples	8.2%
Energy	1.3%
Financials	8.7%
Health Care	5.0%
Industrials	29.7%
Information Technology	13.2%
Materials	10.7%
Real Estate	1.9%
Utilities	1.6%

100.0%

The Asia Pacific Small Company Series

Communication Services	9.0%
Consumer Discretionary	17.0%
Consumer Staples	7.8%
Energy	2.2%
Financials	11.6%
Health Care	5.6%
Industrials	12.7%
Information Technology	8.8%
Materials	14.6%
Real Estate	7.5%
Utilities	3.2%

100.0%

150

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series

Communication Services	2.4%
Consumer Discretionary	19.5%
Consumer Staples	6.6%
Energy	2.2%
Financials	15.2%
Health Care	3.5%
Industrials	27.7%
Information Technology	8.4%
Materials	6.9%
Real Estate	4.9%
Utilities	2.7%

100.0%

The Continental Small Company Series

Communication Services	6.0%
Consumer Discretionary	9.0%
Consumer Staples	5.3%
Energy	2.7%
Financials	13.4%
Health Care	6.4%
Industrials	25.0%
Information Technology	12.2%
Materials	7.5%
Real Estate	7.2%
Utilities	5.3%

100.0%

The Canadian Small Company Series

Communication Services	1.7%
Consumer Discretionary	5.2%
Consumer Staples	5.7%
Energy	12.6%
Financials	9.2%
Health Care	1.4%
Industrials	13.0%
Information Technology	6.4%
Materials	33.3%
Real Estate	4.1%
Utilities	7.4%

100.0%

The Emerging Markets Series

Communication Services	11.1%
Consumer Discretionary	11.7%
Consumer Staples	7.7%
Energy	5.8%
Financials	18.6%
Health Care	3.3%
Industrials	6.4%
Information Technology	20.1%
Materials	8.8%
Real Estate	3.7%
Utilities	2.8%

100.0%

The Emerging Markets Small Cap Series

Communication Services	3.4%
Consumer Discretionary	13.2%
Consumer Staples	7.4%
Energy	1.4%
Financials	7.6%
Health Care	8.0%
Industrials	14.8%
Information Technology	18.0%
Materials	13.5%
Real Estate	7.9%
Utilities	4.8%

100.0%

151

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.8%)
AUSTRALIA — (5.6%)
Australia & New Zealand Banking Group, Ltd.	9,179,102	$99,707,630	1.0%
National Australia Bank, Ltd.	4,868,906	53,350,936	0.6%
Westpac Banking Corp.	7,945,749	82,668,708	0.9%
Other Securities		321,838,831	3.3%

TOTAL AUSTRALIA		557,566,105	5.8%

AUSTRIA — (0.1%)
Other Security		6,088,524	0.1%

BELGIUM — (0.9%)
Other Securities		84,995,171	0.9%

CANADA — (7.7%)
Bank of Montreal 063671101	1,441,562	73,375,506	0.8%
Bank of Nova Scotia (The)	1,368,157	54,917,822	0.6%
Canadian Imperial Bank of Commerce	842,641	49,930,694	0.5%
# Canadian Natural Resources, Ltd.	3,262,390	54,677,656	0.6%
Magna International, Inc.	1,443,051	56,322,281	0.6%
Suncor Energy, Inc.	3,183,710	56,769,061	0.6%
Other Securities		426,956,373	4.4%

TOTAL CANADA		772,949,393	8.1%

DENMARK — (2.1%)
# Vestas Wind Systems A.S	774,838	66,537,760	0.7%
Other Securities		142,012,223	1.5%

TOTAL DENMARK		208,549,983	2.2%

FINLAND — (0.9%)
Other Securities		85,583,544	0.9%

FRANCE — (8.8%)
BNP Paribas SA	1,990,380	62,530,419	0.7%
Cie de Saint-Gobain	2,069,157	55,055,938	0.6%
Cie Generale des Etablissements Michelin SCA	664,554	64,209,891	0.7%
Orange SA	5,978,647	72,634,782	0.8%
Total SA	6,874,996	244,009,922	2.5%
Other Securities		375,135,209	3.8%

TOTAL FRANCE		873,576,161	9.1%

GERMANY — (6.8%)
Allianz SE	350,466	64,496,698	0.7%
BASF SE	1,039,248	53,185,040	0.6%
Bayer AG	1,817,305	119,522,979	1.2%
Bayerische Motoren Werke AG	1,225,665	72,099,959	0.8%
# Daimler AG	3,530,733	120,761,609	1.3%
Volkswagen AG	125,075	18,491,559	0.2%
Other Securities		226,300,329	2.2%

TOTAL GERMANY		674,858,173	7.0%

152

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (3.2%)
CK Hutchison Holdings, Ltd.	7,657,984	$56,762,284	0.6%
# Sun Hung Kai Properties, Ltd.	4,291,920	58,686,958	0.6%
Other Securities		206,031,288	2.1%

TOTAL HONG KONG		321,480,530	3.3%

IRELAND — (0.3%)
Other Securities		32,939,762	0.3%

ISRAEL — (0.5%)
Other Securities		45,252,599	0.5%

ITALY — (1.7%)
Other Securities		170,062,221	1.8%

JAPAN — (22.2%)
Hitachi, Ltd.	1,579,000	46,863,810	0.5%
Honda Motor Co., Ltd.	4,590,300	111,471,566	1.2%
Honda Motor Co., Ltd., Sponsored ADR	26,040	626,262	0.0%
Mitsubishi UFJ Financial Group, Inc.	11,934,650	48,215,983	0.5%
SoftBank Group Corp.	1,267,900	54,345,491	0.6%
Sumitomo Mitsui Financial Group, Inc.	2,857,600	75,146,958	0.8%
Toyota Motor Corp.	3,715,890	229,741,821	2.4%
# Toyota Motor Corp., Sponsored ADR	208,099	25,718,955	0.3%
Other Securities		1,625,501,892	16.8%

TOTAL JAPAN		2,217,632,738	23.1%

NETHERLANDS — (3.8%)
Koninklijke Ahold Delhaize NV	5,195,538	126,149,408	1.3%
Koninklijke DSM NV	645,359	79,096,395	0.8%
Other Securities		169,967,861	1.8%

TOTAL NETHERLANDS		375,213,664	3.9%

NEW ZEALAND — (0.2%)
Other Securities		18,352,417	0.2%

NORWAY — (0.8%)
Other Securities		82,510,483	0.9%

PORTUGAL — (0.1%)
Other Securities		6,634,738	0.1%

SINGAPORE — (1.0%)
Other Securities		104,375,040	1.1%

SPAIN — (1.6%)
# Banco Santander SA	49,743,328	111,145,839	1.2%
Other Securities		51,363,564	0.5%

TOTAL SPAIN		162,509,403	1.7%

SWEDEN — (2.5%)
Other Securities		253,667,005	2.6%

153

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWITZERLAND — (9.9%)
# ABB, Ltd.	3,432,303	$65,152,902	0.7%
# Cie Financiere Richemont SA	1,165,784	66,138,927	0.7%
Lonza Group AG	216,456	94,518,883	1.0%
Novartis AG	1,892,838	161,531,867	1.7%
Novartis AG, Sponsored ADR	404,674	34,288,028	0.4%
UBS Group AG	6,275,625	67,196,220	0.7%
Zurich Insurance Group AG	445,436	141,227,411	1.5%
Other Securities		360,792,374	3.6%

TOTAL SWITZERLAND		990,846,612	10.3%

UNITED KINGDOM — (12.1%)
Anglo American P.L.C	2,969,516	52,812,987	0.6%
Aviva P.L.C	16,319,347	49,351,778	0.5%
# BP P.L.C., Sponsored ADR	4,082,613	97,166,189	1.0%
British American Tobacco P.L.C	3,024,009	116,558,048	1.2%
# British American Tobacco P.L.C., Sponsored ADR	838,885	32,003,463	0.3%
Glencore P.L.C	26,692,936	50,007,591	0.5%
HSBC Holdings P.L.C	13,949,143	71,697,993	0.7%
# HSBC Holdings P.L.C., Sponsored ADR	2,590,482	66,653,102	0.7%
Lloyds Banking Group P.L.C	181,694,609	73,515,093	0.8%
Royal Dutch Shell P.L.C., Class A	136,125	2,241,196	0.0%
Royal Dutch Shell P.L.C., Class B	141,340	2,262,661	0.0%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	3,293,873	109,126,000	1.1%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,809,546	121,791,186	1.3%
Vodafone Group P.L.C	58,351,986	82,315,615	0.9%
# Vodafone Group P.L.C., Sponsored ADR	4,011,201	56,718,386	0.6%
Other Securities		220,417,832	2.3%

TOTAL UNITED KINGDOM		1,204,639,120	12.5%

UNITED STATES — (0.0%)
Other Securities		4,935,255	0.0%

TOTAL COMMON STOCKS		9,255,218,641	96.4%

PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
Volkswagen AG	701,336	97,577,684	1.0%
Other Securities		23,667,692	0.3%

TOTAL GERMANY		121,245,376	1.3%

TOTAL INVESTMENT SECURITIES (Cost $12,176,939,773)		9,376,464,017

		Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	51,443,536	595,253,156	6.2%

TOTAL INVESTMENTS—(100.0%) (Cost $12,772,010,330)		$9,971,717,173	103.9%

154

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2020, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	843	06/19/20	$110,079,331	$122,336,160	$12,256,829

Total Futures Contracts			$110,079,331	$122,336,160	$12,256,829

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$17,488,877	$540,077,228	—	$557,566,105
Austria	—	6,088,524	—	6,088,524
Belgium	—	84,995,171	—	84,995,171
Canada	772,949,393	—	—	772,949,393
Denmark	—	208,549,983	—	208,549,983
Finland	—	85,583,544	—	85,583,544
France	—	873,576,161	—	873,576,161
Germany	12,443,228	662,414,945	—	674,858,173
Hong Kong	—	321,480,530	—	321,480,530
Ireland	9,952,853	22,986,909	—	32,939,762
Israel	9,667,343	35,585,256	—	45,252,599
Italy	22,678,802	147,383,419	—	170,062,221
Japan	48,568,329	2,169,064,409	—	2,217,632,738
Netherlands	15,006,624	360,207,040	—	375,213,664
New Zealand	—	18,352,417	—	18,352,417
Norway	—	82,510,483	—	82,510,483
Portugal	—	6,634,738	—	6,634,738
Singapore	—	104,375,040	—	104,375,040
Spain	1,870,941	160,638,462	—	162,509,403
Sweden	—	253,667,005	—	253,667,005
Switzerland	60,418,836	930,427,776	—	990,846,612
United Kingdom	540,160,470	664,478,650	—	1,204,639,120
United States	4,935,255	—	—	4,935,255
Preferred Stocks
Germany	—	121,245,376	—	121,245,376
Securities Lending Collateral	—	595,253,156	—	595,253,156
Futures Contracts**	12,256,829	—	—	12,256,829

TOTAL	$1,528,397,780	$8,455,576,222	—	$9,983,974,002

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

155

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (2.7%)
Internet Initiative Japan, Inc.	194,900	$6,661,992	0.2%
Other Securities		76,365,988	2.6%

TOTAL COMMUNICATION SERVICES		83,027,980	2.8%

CONSUMER DISCRETIONARY — (16.5%)
DCM Holdings Co., Ltd.	713,300	6,969,748	0.2%
Keihin Corp.	340,100	8,112,526	0.3%
Nissin Kogyo Co., Ltd.	316,900	6,575,092	0.2%
Showa Corp.	399,000	8,384,143	0.3%
Other Securities		468,135,642	15.6%

TOTAL CONSUMER DISCRETIONARY		498,177,151	16.6%

CONSUMER STAPLES — (7.9%)
cocokara fine, Inc.	147,860	6,973,253	0.2%
Milbon Co., Ltd.	154,752	6,792,295	0.2%
Morinaga Milk Industry Co., Ltd.	247,900	9,608,114	0.3%
# Nippon Suisan Kaisha, Ltd.	1,703,900	7,581,437	0.3%
Other Securities		209,498,962	7.0%

TOTAL CONSUMER STAPLES		240,454,061	8.0%

ENERGY — (1.2%)
Iwatani Corp.	272,400	9,305,776	0.3%
Other Securities		28,172,624	0.9%

TOTAL ENERGY		37,478,400	1.2%

FINANCIALS — (8.5%)
Fuyo General Lease Co., Ltd.	143,700	7,184,894	0.2%
Hokuhoku Financial Group, Inc.	920,400	7,478,464	0.3%
Jafco Co., Ltd.	239,900	7,684,945	0.3%
Kiyo Bank, Ltd. (The)	475,390	7,024,690	0.2%
Shiga Bank, Ltd. (The)	331,300	7,803,181	0.3%
Other Securities		220,832,533	7.3%

TOTAL FINANCIALS		258,008,707	8.6%

HEALTH CARE — (4.9%)
Jeol, Ltd.	266,300	7,873,941	0.3%
Menicon Co., Ltd.	179,200	7,777,278	0.3%
Miraca Holdings, Inc.	435,200	10,897,202	0.4%
Other Securities		121,964,737	3.9%

TOTAL HEALTH CARE		148,513,158	4.9%

INDUSTRIALS — (29.0%)
# DMG Mori Co., Ltd.	670,800	6,858,714	0.2%
Duskin Co., Ltd.	331,300	8,561,147	0.3%
# Fuji Corp.	477,000	7,986,546	0.3%
Furukawa Electric Co., Ltd.	394,400	7,423,638	0.3%
Hazama Ando Corp.	1,473,200	9,174,712	0.3%

156

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Inaba Denki Sangyo Co., Ltd.	390,200	$8,254,948	0.3%
# Maeda Corp.	930,800	7,466,234	0.3%
Meitec Corp.	204,100	9,011,874	0.3%
Mirait Holdings Corp.	581,635	7,513,430	0.3%
Nichias Corp.	453,400	9,013,564	0.3%
Nikkon Holdings Co., Ltd.	385,300	7,481,555	0.3%
# Nishimatsu Construction Co., Ltd.	398,600	7,547,806	0.3%
Nisshinbo Holdings, Inc.	990,480	6,905,893	0.2%
Penta-Ocean Construction Co., Ltd.	1,716,400	8,671,050	0.3%
Senko Group Holdings Co., Ltd.	852,800	6,950,191	0.2%
TOKAI Holdings Corp.	738,800	6,677,294	0.2%
Ushio, Inc.	949,300	10,010,046	0.3%
Other Securities		742,773,967	24.5%

TOTAL INDUSTRIALS		878,282,609	29.2%

INFORMATION TECHNOLOGY — (12.9%)
Daiwabo Holdings Co., Ltd.	131,300	8,088,734	0.3%
Japan Material Co., Ltd.	451,000	6,528,790	0.2%
NSD Co., Ltd.	559,460	7,922,113	0.3%
Shinko Electric Industries Co., Ltd.	535,400	6,682,951	0.2%
Systena Corp.	531,900	7,477,765	0.3%
Tokyo Seimitsu Co., Ltd.	291,800	9,438,815	0.3%
Topcon Corp.	815,500	6,695,940	0.2%
Other Securities		337,603,777	11.2%

TOTAL INFORMATION TECHNOLOGY		390,438,885	13.0%

MATERIALS — (10.5%)
ADEKA Corp.	654,200	8,214,890	0.3%
Mitsui Mining & Smelting Co., Ltd.	451,000	8,414,400	0.3%
Nippon Light Metal Holdings Co., Ltd.	4,269,500	6,724,107	0.2%
# Sumitomo Osaka Cement Co., Ltd.	265,199	8,629,840	0.3%
Toagosei Co., Ltd.	822,800	7,528,080	0.3%
Tokuyama Corp.	414,298	8,741,684	0.3%
Toyobo Co., Ltd.	667,400	7,774,416	0.3%
Other Securities		261,018,996	8.6%

TOTAL MATERIALS		317,046,413	10.6%

REAL ESTATE — (1.8%)
Other Securities		54,907,333	1.8%

UTILITIES — (1.6%)
Nippon Gas Co., Ltd.	210,300	6,935,460	0.2%
Other Securities		40,828,989	1.4%

TOTAL UTILITIES		47,764,449	1.6%

TOTAL COMMON STOCKS (Cost $3,087,490,509)		2,954,099,146	98.3%

157

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	6,480,173	$74,982,086	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,162,447,932)		$3,029,081,232	100.8%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$83,027,980	—	$83,027,980
Consumer Discretionary	$1,214,652	496,962,499	—	498,177,151
Consumer Staples	—	240,454,061	—	240,454,061
Energy	—	37,478,400	—	37,478,400
Financials	—	258,008,707	—	258,008,707
Health Care	—	148,513,158	—	148,513,158
Industrials	—	878,282,609	—	878,282,609
Information Technology	—	390,438,885	—	390,438,885
Materials	—	317,046,413	—	317,046,413
Real Estate	310,528	54,596,805	—	54,907,333
Utilities	—	47,764,449	—	47,764,449
Securities Lending Collateral	—	74,982,086	—	74,982,086

TOTAL	$1,525,180	$3,027,556,052	—	$3,029,081,232

See accompanying Notes to Financial Statements.

158

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.7%)
AUSTRALIA — (50.7%)
	Ansell, Ltd.	700,311	$12,915,269	1.0%
#	Bank of Queensland, Ltd.	2,104,987	7,097,666	0.6%
	Bapcor, Ltd.	2,370,755	7,548,884	0.6%
	Breville Group, Ltd.	788,368	8,921,355	0.7%
	Carsales.com, Ltd.	1,320,135	12,076,314	0.9%
	Cleanaway Waste Management, Ltd.	8,694,486	10,490,102	0.8%
	CSR, Ltd.	3,445,365	8,280,714	0.6%
	Elders, Ltd.	1,232,076	6,908,087	0.5%
	Healius, Ltd.	4,144,191	6,931,385	0.5%
	IGO, Ltd.	3,070,006	9,313,395	0.7%
	Iluka Resources, Ltd.	1,361,287	6,752,038	0.5%
#	InvoCare, Ltd.	1,186,587	7,935,190	0.6%
	IRESS, Ltd.	1,132,562	8,261,080	0.6%
#	JB Hi-Fi, Ltd.	532,116	12,029,759	0.9%
#	Metcash, Ltd.	7,963,936	12,845,372	1.0%
#	Mineral Resources, Ltd.	1,213,862	13,082,811	1.0%
*	NEXTDC, Ltd.	2,176,341	12,419,886	1.0%
	nib holdings, Ltd.	3,261,361	10,422,419	0.8%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	8,552,466	0.7%
#*	Nufarm, Ltd.	2,076,155	7,051,021	0.6%
	Orora, Ltd.	8,341,282	13,862,055	1.1%
	OZ Minerals, Ltd.	2,218,981	12,790,711	1.0%
	Pendal Group, Ltd.	2,052,929	7,290,853	0.6%
#	Perpetual, Ltd.	350,481	6,812,863	0.5%
	Premier Investments, Ltd.	732,415	7,340,343	0.6%
	Regis Resources, Ltd.	3,188,786	9,117,917	0.7%
*	Saracen Mineral Holdings, Ltd.	6,862,422	18,820,844	1.5%
#*	Silver Lake Resources, Ltd.	7,807,789	9,643,652	0.8%
	Spark Infrastructure Group	11,520,334	14,149,222	1.1%
#	St Barbara, Ltd.	5,157,916	8,489,655	0.7%
	Steadfast Group, Ltd.	5,683,479	11,223,075	0.9%
	Technology One, Ltd.	1,748,272	10,724,852	0.8%
*	Vocus Group, Ltd.	4,546,270	9,025,141	0.7%
	Other Securities		343,964,245	26.6%

TOTAL AUSTRALIA			673,090,641	52.2%

CHINA — (1.0%)
	Other Securities		13,652,716	1.1%

HONG KONG — (24.0%)
#	HKBN, Ltd.	4,262,500	7,340,509	0.6%
	Luk Fook Holdings International, Ltd.	3,902,000	8,355,100	0.7%
	Man Wah Holdings, Ltd.	15,887,200	9,123,702	0.7%
#	United Laboratories International Holdings, Ltd. (The)	7,996,000	6,906,713	0.5%
	VTech Holdings, Ltd.	1,438,200	10,844,019	0.9%
	Other Securities		275,903,379	21.3%

TOTAL HONG KONG			318,473,422	24.7%

JAPAN — (0.1%)
	Other Security		545,684	0.1%

159

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NEW ZEALAND — (6.1%)
Chorus, Ltd.	3,219,258	$14,048,975	1.1%
Infratil, Ltd.	4,079,957	11,423,845	0.9%
Mainfreight, Ltd.	338,941	7,521,649	0.6%
SKYCITY Entertainment Group, Ltd.	4,624,657	7,463,752	0.6%
Other Securities		40,759,812	3.1%

TOTAL NEW ZEALAND		81,218,033	6.3%

SINGAPORE — (14.5%)
# IGG, Inc.	10,817,000	6,877,494	0.5%
Keppel Infrastructure Trust	19,465,946	6,816,898	0.5%
# Sembcorp Industries, Ltd.	7,106,600	8,141,362	0.6%
# Singapore Post, Ltd.	13,246,100	6,825,628	0.5%
# Singapore Press Holdings, Ltd.	7,633,400	8,197,145	0.6%
StarHub, Ltd.	7,155,500	7,538,071	0.6%
Venture Corp., Ltd.	971,100	10,852,703	0.8%
Yangzijiang Shipbuilding Holdings Ltd.	20,062,000	13,911,602	1.1%
Other Securities		123,301,671	9.7%

TOTAL SINGAPORE		192,462,574	14.9%

UNITED STATES — (0.3%)
Other Securities		3,850,943	0.3%

TOTAL COMMON STOCKS		1,283,294,013	99.6%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		2,149	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,689,994,287)		1,283,296,162

		Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	3,817,980	44,177,849	3.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,734,164,083)		$1,327,474,011	103.0%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,101,787	$667,988,854	—	$673,090,641
China	—	13,652,716	—	13,652,716
Hong Kong	55,118	318,418,304	—	318,473,422
Japan	—	545,684	—	545,684
New Zealand	—	81,218,033	—	81,218,033
Singapore	—	192,462,574	—	192,462,574
United States	92,544	3,758,399	—	3,850,943
Rights/Warrants
Singapore	—	2,149	—	2,149
Securities Lending Collateral	—	44,177,849	—	44,177,849

TOTAL	$5,249,449	$1,322,224,562	—	$1,327,474,011

See accompanying Notes to Financial Statements.

160

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$37,034,154	2.5%

CONSUMER DISCRETIONARY — (19.1%)
B&M European Value Retail SA	3,874,468	16,202,811	1.1%
Bellway P.L.C	533,292	17,844,656	1.2%
* Boohoo Group P.L.C	4,032,544	16,385,934	1.1%
Countryside Properties P.L.C	2,676,835	13,637,915	0.9%
Domino’s Pizza Group P.L.C	3,598,386	15,593,195	1.0%
Games Workshop Group P.L.C	205,563	15,557,948	1.0%
Greggs P.L.C	617,131	14,194,734	0.9%
Inchcape P.L.C	2,472,981	15,577,529	1.0%
Moneysupermarket.com Group P.L.C	3,466,544	13,811,687	0.9%
Vistry Group P.L.C	1,402,614	14,244,330	0.9%
WH Smith P.L.C	704,933	11,127,102	0.7%
Other Securities		131,211,005	8.8%

TOTAL CONSUMER DISCRETIONARY		295,388,846	19.5%

CONSUMER STAPLES — (6.4%)
Britvic P.L.C	1,585,438	14,593,509	1.0%
Cranswick P.L.C	379,748	17,762,216	1.2%
Fevertree Drinks P.L.C	610,255	13,319,554	0.9%
Tate & Lyle P.L.C	2,642,463	23,677,422	1.6%
Other Securities		29,949,151	1.8%

TOTAL CONSUMER STAPLES		99,301,852	6.5%

ENERGY — (2.2%)
Other Securities		33,585,658	2.2%

FINANCIALS — (14.9%)
Beazley P.L.C	2,964,842	14,659,781	1.0%
Close Brothers Group P.L.C	1,010,082	13,851,255	0.9%
IG Group Holdings P.L.C	2,614,873	24,784,386	1.6%
Intermediate Capital Group P.L.C	1,179,480	16,685,857	1.1%
Man Group P.L.C	10,433,201	17,479,855	1.2%
Quilter P.L.C	10,292,590	15,918,055	1.1%
TP ICAP P.L.C	3,733,089	15,937,371	1.1%
Other Securities		110,858,821	7.2%

TOTAL FINANCIALS		230,175,381	15.2%

HEALTH CARE — (3.4%)
ConvaTec Group P.L.C	4,782,680	12,774,170	0.8%
Other Securities		40,894,149	2.7%

TOTAL HEALTH CARE		53,668,319	3.5%

INDUSTRIALS — (27.1%)
Babcock International Group P.L.C	3,043,024	16,117,879	1.1%
Balfour Beatty P.L.C	4,805,553	15,640,645	1.0%
Diploma P.L.C	780,435	16,915,682	1.1%
G4S P.L.C	9,287,044	12,749,084	0.8%

161

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Grafton Group P.L.C	1,587,551	$12,667,710	0.8%
Hays P.L.C	9,080,700	12,371,760	0.8%
HomeServe P.L.C	959,826	13,444,910	0.9%
Howden Joinery Group P.L.C	3,370,761	22,227,495	1.5%
IMI P.L.C	1,745,630	18,151,194	1.2%
John Laing Group P.L.C	2,506,978	11,501,156	0.8%
QinetiQ Group P.L.C	3,964,771	15,161,894	1.0%
Rotork P.L.C	5,397,898	16,827,519	1.1%
Signature Aviation P.L.C	5,602,723	13,759,791	0.9%
Travis Perkins P.L.C	1,545,039	20,174,312	1.3%
Ultra Electronics Holdings P.L.C	591,619	14,646,810	1.0%
Other Securities		186,477,111	12.3%

TOTAL INDUSTRIALS		418,834,952	27.6%

INFORMATION TECHNOLOGY — (8.2%)
Electrocomponents P.L.C	2,748,853	19,967,713	1.3%
Softcat P.L.C	810,023	11,502,047	0.8%
Spectris P.L.C	704,273	23,748,569	1.6%
Spirent Communications P.L.C	4,124,361	12,476,072	0.8%
Other Securities		58,928,665	3.8%

TOTAL INFORMATION TECHNOLOGY		126,623,066	8.3%

MATERIALS — (6.7%)
Centamin P.L.C	8,142,932	15,766,130	1.0%
Marshalls P.L.C	1,450,097	11,614,043	0.8%
Victrex P.L.C	608,813	15,254,389	1.0%
Other Securities		60,936,224	4.0%

TOTAL MATERIALS		103,570,786	6.8%

REAL ESTATE — (4.7%)
Grainger P.L.C	4,445,647	14,936,110	1.0%
# IWG P.L.C	4,261,590	12,743,575	0.9%
Savills P.L.C	1,018,529	12,399,395	0.8%
St. Modwen Properties P.L.C	2,718,738	12,599,082	0.8%
Other Securities		20,959,282	1.4%

TOTAL REAL ESTATE		73,637,444	4.9%

UTILITIES — (2.6%)
Pennon Group P.L.C	1,702,549	23,443,830	1.5%
Other Securities		16,621,887	1.1%

TOTAL UTILITIES		40,065,717	2.6%

TOTAL COMMON STOCKS (Cost $1,836,577,231)		1,511,886,175	99.6%

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	3,058,453	35,389,358	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,871,958,338)		$1,547,275,533	101.9%

162

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$37,034,154	—	$37,034,154
Consumer Discretionary	—	295,388,846	—	295,388,846
Consumer Staples	—	99,301,852	—	99,301,852
Energy	—	33,585,658	—	33,585,658
Financials	—	230,175,381	—	230,175,381
Health Care	—	53,668,319	—	53,668,319
Industrials	—	418,834,952	—	418,834,952
Information Technology	—	126,623,066	—	126,623,066
Materials	—	103,570,786	—	103,570,786
Real Estate	—	73,637,444	—	73,637,444
Utilities	—	40,065,717	—	40,065,717
Securities Lending Collateral	—	35,389,358	—	35,389,358

TOTAL	—	$1,547,275,533	—	$1,547,275,533

See accompanying Notes to Financial Statements.

163

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.3%)
AUSTRIA — (3.2%)
Other Securities		$158,666,494	3.5%

BELGIUM — (3.6%)
Ackermans & van Haaren NV	169,457	22,459,429	0.5%
Elia Group SA	195,211	22,445,918	0.5%
Other Securities		130,163,119	2.9%

TOTAL BELGIUM		175,068,466	3.9%

DENMARK — (4.8%)
# Pandora A.S	509,474	18,116,145	0.4%
* Royal Unibrew A.S	347,808	26,908,597	0.6%
SimCorp A.S	282,473	26,091,698	0.6%
# Topdanmark A.S	467,367	18,866,343	0.4%
Other Securities		147,133,168	3.3%

TOTAL DENMARK		237,115,951	5.3%

FINLAND — (5.9%)
Huhtamaki Oyj	689,459	25,733,407	0.6%
Kesko Oyj, Class B	1,512,192	24,639,804	0.6%
Metso Oyj	667,333	18,514,555	0.4%
# Nokian Renkaat Oyj	883,124	18,762,255	0.4%
Orion Oyj, Class B	661,199	33,601,033	0.7%
# Valmet Oyj	947,069	21,658,579	0.5%
Other Securities		146,519,322	3.2%

TOTAL FINLAND		289,428,955	6.4%

FRANCE — (9.1%)
Ingenico Group SA	410,246	51,616,231	1.2%
Rexel SA	2,202,448	20,570,368	0.5%
Rubis SCA	567,106	25,407,772	0.6%
Other Securities		348,314,732	7.6%

TOTAL FRANCE		445,909,103	9.9%

GERMANY — (14.3%)
Bechtle AG	219,385	31,726,910	0.7%
CTS Eventim AG & Co. KGaA	416,756	17,325,294	0.4%
Freenet AG	1,025,255	19,449,778	0.4%
GEA Group AG	879,706	20,187,392	0.5%
Gerresheimer AG	254,880	20,270,422	0.5%
Grand City Properties SA	809,750	16,933,419	0.4%
Lanxess AG	602,345	29,638,624	0.7%
#* OSRAM Licht AG	602,174	26,498,333	0.6%
Rheinmetall AG	315,288	21,338,429	0.5%
TAG Immobilien AG	954,559	20,908,346	0.5%
Other Securities		476,571,464	10.4%

TOTAL GERMANY		700,848,411	15.6%

164

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
IRELAND — (0.5%)
Other Securities		$25,736,870	0.6%

ISRAEL — (3.3%)
Other Securities		161,927,098	3.6%

ITALY — (8.9%)
Hera SpA	4,939,246	18,283,795	0.4%
Italgas SpA	3,480,238	19,499,148	0.4%
# Prysmian SpA	1,011,006	19,075,650	0.4%
# Unione di Banche Italiane SpA	7,777,728	22,296,206	0.5%
Other Securities		359,442,420	8.0%

TOTAL ITALY		438,597,219	9.7%

NETHERLANDS — (7.4%)
# Aalberts NV	720,308	20,283,657	0.5%
ASM International NV	322,669	35,674,395	0.8%
ASR Nederland NV	873,857	23,418,651	0.5%
# BE Semiconductor Industries NV	550,104	22,766,489	0.5%
Euronext NV	372,261	31,252,799	0.7%
# IMCD NV	357,089	31,532,400	0.7%
* Just Eat Takeaway.com NV	187,426	19,265,738	0.4%
Other Securities		181,142,411	4.0%

TOTAL NETHERLANDS		365,336,540	8.1%

NORWAY — (2.0%)
Other Securities		98,171,422	2.2%

PORTUGAL — (0.8%)
Other Securities		40,514,478	0.9%

SPAIN — (5.7%)
Acciona SA	173,951	17,241,106	0.4%
Bolsas y Mercados Espanoles SHMSF SA	501,422	18,296,087	0.4%
Enagas SA	991,410	23,141,213	0.5%
Viscofan SA	280,336	17,966,233	0.4%
Other Securities		202,527,633	4.5%

TOTAL SPAIN		279,172,272	6.2%

SWEDEN — (7.0%)
Other Securities		346,399,966	7.7%

SWITZERLAND — (13.3%)
Allreal Holding AG	114,189	21,209,678	0.5%
* ams AG	1,516,165	19,902,480	0.4%
Belimo Holding AG	3,028	20,159,196	0.5%
Cembra Money Bank AG	187,433	17,818,848	0.4%
Georg Fischer AG	31,555	23,549,456	0.5%
Helvetia Holding AG	216,663	19,750,026	0.4%
PSP Swiss Property AG	331,480	38,507,157	0.9%
Sunrise Communications Group AG	271,523	21,749,410	0.5%
VAT Group AG	205,035	33,839,258	0.8%
Other Securities		436,600,969	9.6%

TOTAL SWITZERLAND		653,086,478	14.5%

165

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED KINGDOM — (0.5%)
* Dialog Semiconductor P.L.C	601,965	$18,904,625	0.4%
Other Security		4,026,556	0.1%

TOTAL UNITED KINGDOM		22,931,181	0.5%

TOTAL COMMON STOCKS		4,438,910,904	98.6%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		31,562,840	0.7%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		4,799	0.0%

NORWAY — (0.0%)
Other Security		103,927	0.0%

ISRAEL — (0.0%)
Other Security		12,464	0.0%

TOTAL RIGHTS/WARRANTS		121,190	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,808,610,615)		4,470,594,934

		Value†
SECURITIES LENDING COLLATERAL — (9.1%)
@§ The DFA Short Term Investment Fund	38,464,244	445,069,770	9.9%

TOTAL INVESTMENTS—(100.0%) (Cost $5,253,612,807)		$4,915,664,704	109.2%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$158,666,494	—	$158,666,494
Belgium	$1,814,330	173,254,136	—	175,068,466
Denmark	—	237,115,951	—	237,115,951
Finland	—	289,428,955	—	289,428,955
France	—	445,909,103	—	445,909,103
Germany	16,917,414	683,930,997	—	700,848,411
Ireland	—	25,736,870	—	25,736,870
Israel	617,686	161,309,412	—	161,927,098
Italy	—	438,597,219	—	438,597,219
Netherlands	—	365,336,540	—	365,336,540
Norway	196,521	97,974,901	—	98,171,422
Portugal	—	40,514,478	—	40,514,478
Spain	—	279,172,272	—	279,172,272
Sweden	—	346,399,966	—	346,399,966

166

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$653,086,478	—	$653,086,478
United Kingdom	—	22,931,181	—	22,931,181
Preferred Stocks
Germany	—	31,562,840	—	31,562,840
Rights/Warrants
France	—	4,799	—	4,799
Israel	—	12,464	—	12,464
Norway	—	103,927	—	103,927
Securities Lending Collateral	—	445,069,770	—	445,069,770

TOTAL	$19,545,951	$4,896,118,753	—	$4,915,664,704

See accompanying Notes to Financial Statements.

167

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (87.2%)
COMMUNICATION SERVICES — (1.5%)
Other Securities		$13,996,737	1.7%

CONSUMER DISCRETIONARY — (4.6%)
BRP, Inc.	198,471	5,940,085	0.7%
#* Great Canadian Gaming Corp.	428,062	8,337,053	1.0%
Other Securities		28,891,733	3.5%

TOTAL CONSUMER DISCRETIONARY		43,168,871	5.2%

CONSUMER STAPLES — (4.9%)
# Jamieson Wellness, Inc.	275,646	6,231,962	0.8%
# Premium Brands Holdings Corp.	169,351	10,212,524	1.2%
Primo Water Corp. BLKVVX9	860,792	8,812,304	1.1%
Other Securities		21,383,086	2.5%

TOTAL CONSUMER STAPLES		46,639,876	5.6%

ENERGY — (11.0%)
# ARC Resources, Ltd.	2,215,726	9,343,950	1.1%
Gibson Energy, Inc.	940,791	13,402,698	1.6%
* Parex Resources, Inc.	783,991	8,594,923	1.0%
# PrairieSky Royalty, Ltd.	939,049	6,867,717	0.8%
Tourmaline Oil Corp.	924,973	9,170,320	1.1%
Other Securities		56,403,555	7.0%

TOTAL ENERGY		103,783,163	12.6%

FINANCIALS — (8.0%)
# Canadian Western Bank	451,802	7,150,543	0.9%
ECN Capital Corp.	2,488,693	7,062,278	0.9%
Element Fleet Management Corp.	1,454,521	10,731,657	1.3%
# Laurentian Bank of Canada	412,090	9,204,266	1.1%
Other Securities		41,783,022	5.0%

TOTAL FINANCIALS		75,931,766	9.2%

HEALTH CARE — (1.3%)
Other Securities		11,805,285	1.4%

INDUSTRIALS — (11.3%)
#* ATS Automation Tooling Systems, Inc.	454,823	6,747,437	0.8%
Finning International, Inc.	791,189	10,043,687	1.2%
Morneau Shepell, Inc.	401,948	9,716,980	1.2%
# Richelieu Hardware, Ltd.	361,973	6,875,654	0.8%
# Stantec, Inc.	544,655	16,054,596	1.9%
TFI International, Inc.	522,189	14,480,761	1.8%
Other Securities		43,201,334	5.3%

TOTAL INDUSTRIALS		107,120,449	13.0%

INFORMATION TECHNOLOGY — (5.6%)
#* BlackBerry, Ltd.	1,068,371	4,559,161	0.6%
#* BlackBerry, Ltd.	1,509,373	6,460,116	0.8%

168

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INFORMATION TECHNOLOGY — (Continued)
	Enghouse Systems, Ltd.	268,465	$10,058,156	1.2%
*	Kinaxis, Inc.	157,530	15,835,050	1.9%
	Other Securities		16,001,943	1.9%

TOTAL INFORMATION TECHNOLOGY			52,914,426	6.4%

MATERIALS — (29.0%)
*	Alacer Gold Corp.	2,084,220	10,690,995	1.3%
	Alamos Gold, Inc., Class A	2,227,027	17,935,247	2.2%
	B2Gold Corp.	1,281,810	6,482,950	0.8%
	Centerra Gold, Inc.	1,540,453	12,317,428	1.5%
	Dundee Precious Metals, Inc.	1,302,522	6,073,040	0.7%
*	Eldorado Gold Corp.	700,703	6,680,072	0.8%
#*	Endeavour Mining Corp.	442,456	7,965,759	1.0%
*	IAMGOLD Corp.	2,447,564	8,563,265	1.0%
*	Ivanhoe Mines, Ltd., Class A	3,084,210	6,469,983	0.8%
	Osisko Gold Royalties, Ltd.	894,514	8,167,879	1.0%
#	Pan American Silver Corp.	1,105,470	23,507,963	2.8%
#*	Sandstorm Gold, Ltd.	1,125,794	8,743,010	1.1%
*	SSR Mining, Inc.	785,205	13,758,504	1.7%
#	Stella-Jones, Inc.	244,702	6,100,190	0.7%
*	Torex Gold Resources, Inc.	477,516	6,795,928	0.8%
*	Wesdome Gold Mines Ltd.	923,729	7,074,213	0.9%
	West Fraser Timber Co., Ltd.	241,862	6,731,372	0.8%
	Winpak, Ltd.	190,506	6,343,585	0.8%
	Yamana Gold, Inc.	3,304,447	15,573,241	1.9%
	Other Securities		88,262,155	10.5%

TOTAL MATERIALS			274,236,779	33.1%

REAL ESTATE — (3.6%)
	Altus Group, Ltd.	261,893	7,907,872	0.9%
	Colliers International Group, Inc.	165,544	9,085,029	1.1%
#	Tricon Capital Group, Inc.	1,104,900	6,421,668	0.8%
	Other Securities		10,792,745	1.3%

TOTAL REAL ESTATE			34,207,314	4.1%

UTILITIES — (6.4%)
	Boralex, Inc., Class A	549,954	10,647,840	1.3%
	Capital Power Corp.	771,649	14,934,605	1.8%
	Innergex Renewable Energy, Inc.	800,557	10,743,492	1.3%
	TransAlta Corp. 2901628	1,784,708	10,500,922	1.3%
#	TransAlta Renewables, Inc.	652,739	7,052,836	0.9%
	Other Securities		7,036,158	0.8%
TOTAL UTILITIES			60,915,853	7.4%

TOTAL COMMON STOCKS			824,720,519	99.7%

RIGHTS/WARRANTS — (0.1%)
ENERGY — (0.0%)
	Other Security		54	0.0%

169

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MATERIALS — (0.1%)
Other Security		$900,679	0.1%

TOTAL RIGHTS/WARRANTS		900,733	0.1%

TOTAL INVESTMENT SECURITIES (Cost $1,142,670,703)		825,621,252

		Value†
SECURITIES LENDING COLLATERAL — (12.7%)
@§ The DFA Short Term Investment Fund	10,363,134	119,911,823	14.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,262,557,300)		$945,533,075	114.3%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$13,996,737	—	—	$13,996,737
Consumer Discretionary	41,557,408	$1,611,463	—	43,168,871
Consumer Staples	46,639,876	—	—	46,639,876
Energy	103,782,486	677	—	103,783,163
Financials	75,931,766	—	—	75,931,766
Health Care	11,805,285	—	—	11,805,285
Industrials	107,120,449	—	—	107,120,449
Information Technology	52,914,426	—	—	52,914,426
Materials	274,236,418	361	—	274,236,779
Real Estate	34,207,314	—	—	34,207,314
Utilities	60,915,853	—	—	60,915,853
Rights/Warrants
Energy	—	54	—	54
Materials	—	900,679	—	900,679
Securities Lending Collateral	—	119,911,823	—	119,911,823

TOTAL	$823,108,018	$122,425,057	—	$945,533,075

See accompanying Notes to Financial Statements.

170

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.9%)
BRAZIL — (4.2%)
Vale SA	3,260,013	$26,893,500	0.5%
Other Securities		199,521,427	3.7%

TOTAL BRAZIL		226,414,927	4.2%

CHILE — (0.8%)
Other Securities		43,561,794	0.8%

CHINA — (29.6%)
* Alibaba Group Holding, Ltd., Sponsored ADR	820,397	166,269,873	3.1%
* Baidu, Inc., Sponsored ADR	251,456	25,379,454	0.5%
Bank of China, Ltd., Class H	47,943,181	18,252,100	0.3%
China Construction Bank Corp., Class H	76,613,590	61,494,905	1.2%
China Merchants Bank Co., Ltd., Class H	3,814,554	18,051,647	0.3%
# China Mobile, Ltd., Sponsored ADR	985,751	39,400,467	0.7%
China Overseas Land & Investment, Ltd.	8,252,500	30,484,287	0.6%
# China Pacific Insurance Group Co., Ltd., Class H	4,381,600	14,496,215	0.3%
China Resources Land, Ltd.	5,224,666	21,589,382	0.4%
Country Garden Holdings Co., Ltd.	13,960,087	18,083,552	0.3%
# Geely Automobile Holdings, Ltd.	9,846,000	15,315,665	0.3%
Hengan International Group Co., Ltd.	1,801,500	16,020,639	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	51,034,185	34,218,887	0.6%
Longfor Group Holdings, Ltd.	2,962,500	15,061,441	0.3%
NetEase, Inc., ADR	66,818	23,049,537	0.4%
Ping An Insurance Group Co. of China, Ltd., Class H	5,575,000	56,732,640	1.1%
Shenzhou International Group Holdings, Ltd.	1,251,200	14,440,889	0.3%
Sino Biopharmaceutical, Ltd.	13,413,000	19,550,777	0.4%
# Sunac China Holdings, Ltd.	4,813,000	21,529,758	0.4%
Tencent Holdings, Ltd.	4,136,100	217,432,430	4.1%
* Vipshop Holdings, Ltd., ADR	978,073	15,580,703	0.3%
Yum China Holdings, Inc.	404,145	19,584,867	0.4%
Other Securities		700,426,910	13.1%

TOTAL CHINA		1,582,447,025	29.7%

COLOMBIA — (0.2%)
Other Securities		13,457,692	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		5,175,884	0.1%

EGYPT — (0.1%)
Other Securities		5,721,808	0.1%

GREECE — (0.3%)
Other Securities		14,600,465	0.3%

HUNGARY — (0.4%)
Other Securities		19,309,144	0.4%

INDIA — (11.4%)
* Bharti Airtel, Ltd.	2,109,825	14,375,148	0.3%

171

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
HDFC Bank Ltd.	2,767,968	$36,282,920	0.7%
Hindustan Unilever, Ltd.	860,496	25,029,633	0.5%
Housing Development Finance Corp., Ltd.	950,283	24,039,098	0.5%
Infosys, Ltd.	3,098,099	28,940,119	0.5%
Reliance Industries, Ltd.	2,888,961	56,093,472	1.1%
Tata Consultancy Services, Ltd.	1,056,733	28,045,010	0.5%
Other Securities		394,067,524	7.3%

TOTAL INDIA		606,872,924	11.4%

INDONESIA — (2.0%)
Bank Central Asia Tbk PT	8,034,700	13,917,625	0.3%
Other Securities		93,995,339	1.7%

TOTAL INDONESIA		107,912,964	2.0%

MALAYSIA — (2.4%)
Public Bank Bhd	3,656,014	13,894,928	0.3%
Other Securities		112,365,395	2.1%

TOTAL MALAYSIA		126,260,323	2.4%

MEXICO — (2.5%)
# America Movil S.A.B. de C.V	42,138,949	25,457,163	0.5%
# Wal-Mart de Mexico S.A.B. de C.V	5,908,041	14,259,605	0.3%
Other Securities		93,426,057	1.7%

TOTAL MEXICO		133,142,825	2.5%

PERU — (0.2%)
Other Securities		9,106,694	0.2%

PHILIPPINES — (1.1%)
Other Securities		57,478,880	1.1%

POLAND — (1.0%)
Other Securities		53,217,670	1.0%

QATAR — (0.0%)
Other Securities		449,578	0.0%

RUSSIA — (1.6%)
Lukoil PJSC, Sponsored ADR	240,181	15,668,865	0.3%
Other Securities		67,591,584	1.3%

TOTAL RUSSIA		83,260,449	1.6%

SAUDI ARABIA — (0.1%)
Other Securities		4,263,526	0.1%

SOUTH AFRICA — (4.8%)
AngloGold Ashanti, Ltd., Sponsored ADR	1,137,975	27,755,210	0.5%
Gold Fields, Ltd., Sponsored ADR	3,335,761	24,484,486	0.5%
Naspers, Ltd., Class N	236,845	36,864,544	0.7%
Other Securities		168,712,643	3.1%

TOTAL SOUTH AFRICA		257,816,883	4.8%

172

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (14.1%)
LG Electronics, Inc.	320,927	$14,443,342	0.3%
NAVER Corp.	89,419	14,497,553	0.3%
Samsung Electronics Co., Ltd.	4,912,950	202,008,351	3.8%
Samsung Electronics Co., Ltd. US7960508882, GDR	49,401	51,333,104	1.0%
SK Hynix, Inc.	683,251	47,019,660	0.9%
Other Securities		425,498,339	7.9%

TOTAL SOUTH KOREA		754,800,349	14.2%

TAIWAN — (16.5%)
ASE Technology Holding Co., Ltd.	7,079,782	15,771,711	0.3%
China Steel Corp.	20,917,932	14,010,136	0.3%
E.Sun Financial Holding Co., Ltd.	16,099,057	14,627,445	0.3%
Hon Hai Precision Industry Co., Ltd.	8,462,322	21,747,882	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	21,917,808	221,102,370	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,261,386	67,017,438	1.3%
Other Securities		525,986,054	9.8%

TOTAL TAIWAN		880,263,036	16.5%

THAILAND — (2.8%)
Other Securities		151,995,708	2.8%

TURKEY — (0.7%)
Other Securities		35,548,892	0.7%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		538,410	0.0%

TOTAL COMMON STOCKS		5,173,617,850	97.1%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Itau Unibanco Holding SA	4,059,008	16,996,196	0.3%
Other Securities		33,456,607	0.7%

TOTAL BRAZIL		50,452,803	1.0%

CHILE — (0.0%)
Other Security		1,029,137	0.0%

COLOMBIA — (0.0%)
Other Securities		2,305,969	0.0%

SOUTH KOREA — (0.0%)
Other Securities		351,578	0.0%

TOTAL PREFERRED STOCKS		54,139,487	1.0%

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
Other Security		37,214	0.0%

173

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Security		$10,614	0.0%

TOTAL RIGHTS/WARRANTS		47,828	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,216,507,462)		5,227,805,165

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	9,785,654	113,229,798	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,329,711,711)		$5,341,034,963	100.2%

As of April 30, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,073,892	$29,441,750	$2,367,858
S&P 500® Emini Index	407	06/19/20	52,734,735	59,063,840	6,329,105

Total Futures Contracts			$79,808,627	$88,505,590	$8,696,963

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$226,414,927	—	—	$226,414,927
Chile	43,561,794	—	—	43,561,794
China	407,671,161	$1,174,775,864	—	1,582,447,025
Colombia	13,457,692	—	—	13,457,692
Czech Republic	—	5,175,884	—	5,175,884
Egypt	11,776	5,710,032	—	5,721,808
Greece	—	14,600,465	—	14,600,465
Hungary	—	19,309,144	—	19,309,144
India	30,877,440	575,995,484	—	606,872,924
Indonesia	2,736,495	105,176,469	—	107,912,964
Malaysia	—	126,260,323	—	126,260,323
Mexico	133,142,825	—	—	133,142,825
Peru	9,106,694	—	—	9,106,694
Philippines	3,019,203	54,459,677	—	57,478,880
Poland	—	53,217,670	—	53,217,670
Qatar	—	449,578	—	449,578
Russia	15,797,855	67,462,594	—	83,260,449
Saudi Arabia	—	4,263,526	—	4,263,526
South Africa	67,292,074	190,524,809	—	257,816,883
South Korea	9,339,251	745,461,098	—	754,800,349
Taiwan	74,347,317	805,915,719	—	880,263,036
Thailand	151,995,708	—	—	151,995,708

174

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	—	$35,548,892	—	$35,548,892
United Arab Emirates	—	538,410	—	538,410
Preferred Stocks
Brazil	$50,452,803	—	—	50,452,803
Chile	1,029,137	—	—	1,029,137
Colombia	2,305,969	—	—	2,305,969
South Korea	—	351,578	—	351,578
Rights/Warrants
South Korea	—	37,214	—	37,214
Taiwan	—	10,614	—	10,614
Securities Lending Collateral	—	113,229,798	—	113,229,798
Futures Contracts**	8,696,963	—	—	8,696,963

TOTAL	$1,251,257,084	$4,098,474,842	—	$5,349,731,926

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

175

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.7%)
BRAZIL — (5.6%)
	BR Malls Participacoes SA	5,472,441	$10,103,773	0.2%
	Cia de Saneamento do Parana	2,432,521	11,496,311	0.3%
	Qualicorp Consultoria e Corretora de Seguros SA	2,173,263	10,358,958	0.2%
	Sul America SA	1,514,414	12,462,541	0.3%
	Transmissora Alianca de Energia Eletrica SA	2,457,820	12,429,440	0.3%
	YDUQS Participacoes SA	1,928,102	10,761,120	0.2%
	Other Securities		202,214,645	4.2%

TOTAL BRAZIL			269,826,788	5.7%

CANADA — (0.1%)
	Other Security		4,166,582	0.1%

CHILE — (1.1%)
	Other Securities		53,305,918	1.1%

CHINA — (20.2%)
*	3SBio, Inc.	8,281,000	8,395,410	0.2%
#*	Baozun, Inc., Sponsored ADR	283,293	9,020,049	0.2%
#	BYD Electronic International Co., Ltd.	4,612,000	10,620,169	0.2%
	China Aoyuan Group, Ltd.	9,537,000	11,205,310	0.2%
	China Communications Services Corp., Ltd., Class H	16,766,000	11,951,012	0.3%
	China Everbright, Ltd.	7,078,000	10,820,658	0.2%
	China Lesso Group Holdings, Ltd.	7,690,000	11,019,535	0.2%
	China Medical System Holdings, Ltd.	9,137,500	10,756,396	0.2%
	China Overseas Property Holdings, Ltd.	10,095,000	11,160,839	0.2%
#	Chinasoft International, Ltd.	15,438,000	8,101,568	0.2%
	Far East Horizon, Ltd.	13,038,000	10,554,704	0.2%
#*	GOME Retail Holdings, Ltd.	77,867,000	9,039,924	0.2%
	Greentown Service Group Co., Ltd.	7,256,000	9,549,035	0.2%
*	JOYY, Inc., ADR	133,218	8,120,969	0.2%
	Kingboard Holdings, Ltd.	5,180,421	12,637,930	0.3%
#	Kingdee International Software Group Co., Ltd.	14,416,200	20,617,680	0.4%
	KWG Group Holdings, Ltd.	9,431,950	13,952,626	0.3%
	Minth Group, Ltd.	5,017,000	12,064,006	0.3%
#	Nine Dragons Paper Holdings, Ltd.	11,886,000	11,371,602	0.3%
	Shenzhen International Holdings, Ltd.	7,573,316	14,637,013	0.3%
*	SINA Corp.	241,982	8,171,732	0.2%
	Sinotruk Hong Kong, Ltd.	4,226,000	8,568,390	0.2%
	SSY Group, Ltd.	11,747,152	8,271,578	0.2%
	Uni-President China Holdings, Ltd.	8,633,000	8,667,000	0.2%
	Yuexiu Property Co., Ltd.	53,900,284	10,248,034	0.2%
	Other Securities		697,175,828	14.5%

TOTAL CHINA			966,698,997	20.3%

COLOMBIA — (0.2%)
	Other Securities		7,247,813	0.2%

GREECE — (0.5%)
	Other Securities		23,952,535	0.5%

176

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (0.1%)
Other Securities		$2,519,974	0.1%

HUNGARY — (0.1%)
Other Securities		5,180,849	0.1%

INDIA — (11.5%)
Crompton Greaves Consumer Electricals, Ltd.	2,964,416	8,722,932	0.2%
Ipca Laboratories, Ltd.	386,950	8,256,725	0.2%
Jubilant Foodworks, Ltd.	499,835	10,779,815	0.2%
PI Industries, Ltd.	438,938	9,166,386	0.2%
Tata Consumer Products, Ltd.	2,827,902	13,144,417	0.3%
Other Securities		500,218,536	10.5%

TOTAL INDIA		550,288,811	11.6%

INDONESIA — (1.9%)
Other Securities		93,031,575	2.0%

MALAYSIA — (2.6%)
Other Securities		124,358,674	2.6%

MEXICO — (2.3%)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V	2,491,314	9,118,244	0.2%
Other Securities		102,732,421	2.2%

TOTAL MEXICO		111,850,665	2.4%

PHILIPPINES — (1.2%)
Other Securities		58,882,936	1.2%

POLAND — (1.0%)
Other Securities		46,514,770	1.0%

QATAR — (0.0%)
Other Securities		1,069,255	0.0%

RUSSIA — (0.3%)
Other Securities		15,304,807	0.3%

SAUDI ARABIA — (0.1%)
Other Securities		4,149,187	0.1%

SOUTH AFRICA — (5.4%)
Clicks Group, Ltd.	1,489,117	18,548,849	0.4%
Gold Fields, Ltd.	1,398,586	10,410,527	0.2%
Gold Fields, Ltd., Sponsored ADR	2,024,601	14,860,571	0.3%
#* Harmony Gold Mining Co., Ltd., Sponsored ADR	2,323,915	8,412,572	0.2%
Impala Platinum Holdings, Ltd.	5,393,781	32,169,881	0.7%
* Northam Platinum, Ltd.	2,500,595	12,394,032	0.3%
* Sibanye Stillwater, Ltd.	9,471,405	19,294,880	0.4%
# SPAR Group, Ltd. (The)	1,170,218	11,154,278	0.2%
Other Securities		131,745,759	2.8%

TOTAL SOUTH AFRICA		258,991,349	5.5%

SOUTH KOREA — (14.7%)
# Seegene, Inc.	148,228	11,164,208	0.3%

177

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$694,078,159	14.5%

TOTAL SOUTH KOREA		705,242,367	14.8%

TAIWAN — (23.3%)
Chipbond Technology Corp.	4,387,000	8,258,539	0.2%
# Epistar Corp.	7,963,000	10,137,948	0.2%
King Yuan Electronics Co., Ltd.	6,784,979	8,133,024	0.2%
Other Securities		1,091,438,363	22.9%

TOTAL TAIWAN		1,117,967,874	23.5%

THAILAND — (3.3%)
Other Securities		157,545,289	3.3%

TURKEY — (1.2%)
Other Securities		57,771,017	1.2%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		1,021,772	0.0%

TOTAL COMMON STOCKS		4,636,889,804	97.6%

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Cia Paranaense de Energia	878,499	8,788,382	0.2%
Other Securities		44,740,521	0.9%

TOTAL BRAZIL		53,528,903	1.1%

CHILE — (0.0%)
Other Security		803,325	0.0%

COLOMBIA — (0.0%)
Other Securities		379,389	0.0%

TOTAL PREFERRED STOCKS		54,711,617	1.1%

RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		45,673	0.0%

THAILAND — (0.0%)
Other Securities		3,405	0.0%

TOTAL RIGHTS/WARRANTS		49,078	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,507,316,874)		4,691,650,499

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	9,078,365	105,045,762	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $5,612,340,232)		$4,796,696,261	100.9%

178

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$269,826,788	—	—	$269,826,788
Canada	4,166,582	—	—	4,166,582
Chile	53,305,918	—	—	53,305,918
China	66,672,385	$900,026,612	—	966,698,997
Colombia	7,247,813	—	—	7,247,813
Greece	—	23,952,535	—	23,952,535
Hong Kong	—	2,519,974	—	2,519,974
Hungary	—	5,180,849	—	5,180,849
India	1,846,506	548,442,305	—	550,288,811
Indonesia	345,799	92,685,776	—	93,031,575
Malaysia	23,585	124,335,089	—	124,358,674
Mexico	111,841,244	9,421	—	111,850,665
Philippines	—	58,882,936	—	58,882,936
Poland	—	46,514,770	—	46,514,770
Qatar	—	1,069,255	—	1,069,255
Russia	15,304,807	—	—	15,304,807
Saudi Arabia	—	4,149,187	—	4,149,187
South Africa	42,821,358	216,169,991	—	258,991,349
South Korea	1,350,776	703,891,591	—	705,242,367
Taiwan	102,671	1,117,865,203	—	1,117,967,874
Thailand	157,520,102	25,187	—	157,545,289
Turkey	—	57,771,017	—	57,771,017
United Arab Emirates	—	1,021,772	—	1,021,772
Preferred Stocks
Brazil	53,528,903	—	—	53,528,903
Chile	803,325	—	—	803,325
Colombia	379,389	—	—	379,389
Rights/Warrants
Taiwan	—	45,673	—	45,673
Thailand	—	3,405	—	3,405
Securities Lending Collateral	—	105,045,762	—	105,045,762

TOTAL	$787,087,951	$4,009,608,310	—	$4,796,696,261

See accompanying Notes to Financial Statements.

179

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $637,919, $158,009, $159,324 and $33,367 of securities on loan, respectively)	$9,376,464	$2,954,099	$1,283,296	$1,511,887
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $595,071, $74,957, $44,170 and $35,381, respectively)	595,253	74,982	44,178	35,389
Segregated Cash for Futures Contracts	10,116	—	—	—
Foreign Currencies at Value	55,205	2,600	3,502	72
Cash	61,426	3,491	24	1,275
Receivables:
Investment Securities Sold	23,162	6,718	595	2,059
Dividends, Interest and Tax Reclaims	74,471	40,679	2,015	5,601
Securities Lending Income	1,009	355	316	59

Total Assets	10,197,106	3,082,924	1,333,926	1,556,342

LIABILITIES:
Payables:
Upon Return of Securities Loaned	595,098	75,011	44,173	35,387
Investment Securities Purchased	1,479	3,489	1,065	1,687
Due to Advisor	1,513	235	98	115
Futures Margin Variation	1,627	—	—	—
Unrealized Loss on Foreign Currency Contracts	28	—	—	—
Accrued Expenses and Other Liabilities	957	306	162	152

Total Liabilities	600,702	79,041	45,498	37,341

NET ASSETS	$9,596,404	$3,003,883	$1,288,428	$1,519,001

Investment Securities at Cost	$12,176,940	$3,087,491	$1,689,994	$1,836,577

Foreign Currencies at Cost	$55,465	$2,608	$3,484	$72

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

180

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series*	Series*	Series*	Cap Series*
ASSETS:
Investment Securities at Value (including $420,797, $144,614, $190,326 and $434,342 of securities on loan, respectively)	$4,470,595	$825,621	$5,227,805	$4,691,650
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $445,002, $119,887, $113,204 and $105,023, respectively)	445,070	119,912	113,230	105,046
Segregated Cash for Futures Contracts	—	—	8,459	—
Foreign Currencies at Value	9,413	2,554	30,049	24,491
Cash	5,921	171	48,573	19,102
Receivables:
Investment Securities Sold	4,461	7,779	8,698	8,803
Dividends, Interest and Tax Reclaims	15,745	335	7,270	7,809
Securities Lending Income	964	174	367	1,738
Unrealized Gain on Foreign Currency Contracts	13	1	75	—

Total Assets	4,952,182	956,547	5,444,526	4,858,639

LIABILITIES:
Payables:
Upon Return of Securities Loaned	445,097	119,891	113,234	104,999
Investment Securities Purchased	6,606	9,005	424	—
Due to Advisor	345	60	415	746
Futures Margin Variation	—	—	1,416	—
Accrued Expenses and Other Liabilities	406	84	1,046	995

Total Liabilities	452,454	129,040	116,535	106,740

NET ASSETS	$4,499,728	$827,507	$5,327,991	$4,751,899

Investment Securities at Cost	$4,808,611	$1,142,671	$4,216,507	$5,507,317

Foreign Currencies at Cost	$9,348	$2,558	$30,449	$24,456

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

181

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $17,642, $5,110, $414 and $216, respectively)	$166,389	$46,037	$19,897	$31,264
Income from Securities Lending	2,415	2,754	2,250	311

Total Investment Income	168,804	48,791	22,147	31,575

Expenses
Investment Management Fees	11,417	1,714	752	1,009
Accounting & Transfer Agent Fees	246	78	39	49
Custodian Fees	369	210	129	45
Shareholders’ Reports	7	7	7	7
Directors’/Trustees’ Fees & Expenses	31	9	4	6
Professional Fees	90	26	12	16
Other	120	40	18	23

Total Expenses	12,280	2,084	961	1,155

Fees Paid Indirectly (Note C)	(435)	(44)	(25)	(11)

Net Expenses	11,845	2,040	936	1,144

Net Investment Income (Loss)	156,959	46,751	21,211	30,431

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(127,766)	(8,018)	(15,128)	9,031
Affiliated Investment Companies Shares Sold	(14)	(13)	(12)	(3)
Futures	5,224	—	1,069	(365)
Foreign Currency Transactions	(2,418)	(221)	(593)	(381)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,012,958)	(547,683)	(301,517)	(476,890)
Affiliated Investment Companies Shares	150	15	3	5
Futures	11,212	—	—	—
Translation of Foreign Currency-Denominated Amounts	26	307	4	(364)

Net Realized and Unrealized Gain (Loss)	(3,126,544)	(555,613)	(316,174)	(468,967)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,969,585)	$(508,862)	$(294,963)	$(438,536)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

182

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series#	Series#	Series#	Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,572, $2,056, $7,104 and $5,498, respectively)	$34,520	$11,921	$52,164	$49,546
Income from Securities Lending	6,123	1,321	1,881	14,449

Total Investment Income	40,643	13,242	54,045	63,995

Expenses
Investment Management Fees	2,651	527	2,856	5,930
Accounting & Transfer Agent Fees	118	27	127	131
Custodian Fees	305	27	907	1,300
Shareholders’ Reports	7	7	7	7
Directors’/Trustees’ Fees & Expenses	14	3	15	17
Professional Fees	41	8	69	84
Other	52	10	51	67

Total Expenses	3,188	609	4,032	7,536

Fees Paid Indirectly (Note C)	(65)	(5)	(227)	(174)

Net Expenses	3,123	604	3,805	7,362

Net Investment Income (Loss)	37,520	12,638	50,240	56,633

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	13,539	(98,654)	(37,247)	(267,359)
Affiliated Investment Companies Shares Sold	(41)	(6)	(11)	(6)
Futures	(109)	—	(4,089)	8,176
Foreign Currency Transactions	(158)	(336)	(3,493)	(4,953)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(938,313)	(98,892)	(807,082)	(897,999)
Affiliated Investment Companies Shares	9	5	6	(2)
Futures	—	—	8,293	(755)
Translation of Foreign Currency-Denominated Amounts	3	3	(288)	(686)

Net Realized and Unrealized Gain (Loss)	(925,070)	(197,880)	(843,911)	(1,163,584)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(887,550)	$(185,242)	$(793,671)	$(1,106,951)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

183

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019	2020	2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$156,959	$472,464	$46,751	$81,603	$21,211	$68,215
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(127,766)	(46,440)	(8,018)	63,546	(15,128)	28,597
Affiliated Investment Companies Shares Sold	(14)	14	(13)	—	(12)	3
Futures	5,224	3,070	—	—	1,069	(97)
Foreign Currency Transactions	(2,418)	928	(221)	893	(593)	(572)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,012,958)	(6,446)	(547,683)	2,479	(301,517)	(10,141)
Affiliated Investment Companies Shares	150	(10)	15	10	3	4
Futures	11,212	7,836	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	26	652	307	9	4	16

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,969,585)	432,068	(508,862)	148,540	(294,963)	86,025

Transactions in Interest:
Contributions	838,373	903,879	60,201	105,276	61,804	84,771
Withdrawals	(693,234)	(1,068,437)	(295,633)	(339,736)	(120,256)	(259,324)

Net Increase (Decrease) from Transactions in Interest	145,139	(164,558)	(235,432)	(234,460)	(58,452)	(174,553)

Total Increase (Decrease) in Net Assets	(2,824,446)	267,510	(744,294)	(85,920)	(353,415)	(88,528)
Net Assets
Beginning of Period	12,420,850	12,153,340	3,748,177	3,834,097	1,641,843	1,730,371

End of Period	$9,596,404	$12,420,850	$3,003,883	$3,748,177	$1,288,428	$1,641,843

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

184

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019	2020	2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$30,431	$76,252	$37,520	$146,906	$12,638	$26,482
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	9,031	45,398	13,539	271,616	(98,654)	(81,417)
Affiliated Investment Companies Shares Sold	(3)	2	(41)	7	(6)	(6)
Futures	(365)	—	(109)	—	—	—
Foreign Currency Transactions	(381)	(1,016)	(158)	(101)	(336)	172
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(476,890)	105,943	(938,313)	20,336	(98,892)	60,948
Affiliated Investment Companies Shares	5	1	9	46	5	16
Translation of Foreign Currency-Denominated Amounts	(364)	552	3	63	3	6

Net Increase (Decrease) in Net Assets Resulting from Operations	(438,536)	227,132	(887,550)	438,873	(185,242)	6,201

Transactions in Interest:
Contributions	5,430	92,887	133,628	223,410	1,116	99,460
Withdrawals	(325,344)	(231,393)	(353,845)	(477,048)	(136,982)	(103,857)

Net Increase (Decrease) from Transactions in Interest	(319,914)	(138,506)	(220,217)	(253,638)	(135,866)	(4,397)

Total Increase (Decrease) in Net Assets	(758,450)	88,626	(1,107,767)	185,235	(321,108)	1,804
Net Assets
Beginning of Period	2,277,451	2,188,825	5,607,495	5,422,260	1,148,615	1,146,811

End of Period	$1,519,001	$2,277,451	$4,499,728	$5,607,495	$827,507	$1,148,615

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

185

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,240	$177,871	$56,633	$192,591
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(37,247)	(58,802)	(267,359)	60,673
Affiliated Investment Companies Shares Sold	(11)	(6)	(6)	3
Futures	(4,089)	1,845	8,176	(614)
Foreign Currency Transactions	(3,493)	(438)	(4,953)	(2,493)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(807,082)	502,945	(897,999)	564,555
Affiliated Investment Companies Shares	6	9	(2)	19
Futures	8,293	3,110	(755)	3,854
Translation of Foreign Currency-Denominated Amounts	(288)	21	(686)	42

Net Increase (Decrease) in Net Assets Resulting from Operations	(793,671)	626,555	(1,106,951)	818,630

Transactions in Interest:
Contributions	975,720	437,177	428,334	324,046
Withdrawals	(888,220)	(499,219)	(999,851)	(1,018,611)

Net Increase (Decrease) from Transactions in Interest	87,500	(62,042)	(571,517)	(694,565)

Total Increase (Decrease) in Net Assets	(706,171)	564,513	(1,678,468)	124,065
Net Assets
Beginning of Period	6,034,162	5,469,649	6,430,367	6,306,302

End of Period	$5,327,991	$6,034,162	$4,751,899	$6,430,367

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

186

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(24.27	%)(B)	3.60%	(8.10%)	26.53%	(0.10%)	(5.35%)	(13.87	%)(B)	4.47%	(7.46%)	27.10%	14.53%	9.04%

Net Assets, End of Period (thousands)	$9,596,404		$12,420,850	$12,153,340	$12,732,150	$9,729,540	$9,227,905	$3,003,883		$3,748,177	$3,834,097	$3,989,049	$3,132,594	$2,631,688
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.75	%(C)	3.92%	3.21%	3.33%	3.72%	3.31%	2.73	%(C)	2.32%	1.90%	1.90%	1.99%	1.69%
Portfolio Turnover Rate	4	%(B)	16%	20%	17%	17%	21%	4	%(B)	12%	17%	13%	10%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

187

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(18.01	%)(B)	5.27%	(8.14%)	16.21%	16.69%	(11.83%)	(21.03	%)(B)	10.67%	(8.90%)	29.87%	(15.82%)	9.95%

Net Assets, End of Period (thousands)	$1,288,428		$1,641,843	$1,730,371	$1,815,705	$1,555,736	$1,228,274	$1,519,001		$2,277,451	$2,188,825	$2,329,912	$1,683,465	$2,084,113
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.11%	0.12%	0.12%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.82	%(C)	4.11%	3.96%	3.82%	4.00%	4.17%	3.02	%(C)	3.43%	3.23%	3.40%	4.36%	3.44%
Portfolio Turnover Rate	9	%(B)	18%	18%	14%	10%	7%	6	%(B)	18%	14%	9%	15%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

188

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(15.72	%)(B)	8.43%	(10.78%)	34.27%	6.10%	9.81%	(14.50	%)(B)	1.00%	(10.44%)	12.10%	20.77%	(25.00%)

Net Assets, End of Period (thousands)	$4,499,728		$5,607,495	$5,422,260	$5,751,059	$4,147,925	$3,653,743	$827,507		$1,148,615	$1,146,811	$1,190,222	$933,264	$623,132
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.12%	0.13%	0.13%	0.13%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.42	%(C)	2.74%	2.51%	2.33%	2.49%	2.44%	2.40	%(C)	2.37%	2.11%	2.14%	2.52%	2.73%
Portfolio Turnover Rate	6	%(B)	17%	15%	13%	9%	14%	8	%(B)	12%	14%	22%	8%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

189

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(14.12	%)(B)	11.40%	(11.83%)	25.26%	11.44%	(14.86%)	(17.18	%)(B)	13.47%	(16.06%)	21.55%	14.45%	(9.42%)

Net Assets, End of Period (thousands)	$5,327,991		$6,034,162	$5,469,649	$6,723,207	$4,997,731	$4,403,555	$4,751,899		$6,430,367	$6,306,302	$7,253,457	$5,515,647	$4,898,307
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.14%	0.14%	0.15%	0.15%	0.16%	0.25	%(C)	0.24%	0.24%	0.27%	0.26%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.15%	0.14%	0.15%	0.15%	0.16%	0.25	%(C)	0.25%	0.24%	0.27%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.76	%(C)	3.04%	2.40%	2.23%	2.45%	2.39%	1.91	%(C)	2.90%	2.77%	2.78%	2.89%	2.62%
Portfolio Turnover Rate	11	%(B)	9%	12%	8%	5%	9%	7	%(B)	12%	12%	15%	18%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

190

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

191

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

192

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2020, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

193

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$435
The Japanese Small Company Series	44
The Asia Pacific Small Company Series	25
The United Kingdom Small Company Series	11
The Continental Small Company Series	65
The Canadian Small Company Series	5
The Emerging Markets Series	227
The Emerging Markets Small Cap Series	174

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2020, the total related amounts paid by the Trust to the CCO were $45 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$327
The Japanese Small Company Series	78
The Asia Pacific Small Company Series	41
The United Kingdom Small Company Series	54
The Continental Small Company Series	98
The Canadian Small Company Series	25
The Emerging Markets Series	125
The Emerging Markets Small Cap Series	109

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$734,331	$454,280
The Japanese Small Company Series	$129,038	$329,609
The Asia Pacific Small Company Series	$127,451	$144,237
The United Kingdom Small Company Series	$124,579	$255,293
The Continental Small Company Series	$295,333	$493,309
The Canadian Small Company Series	$80,740	$199,376
The Emerging Markets Series	$720,140	$618,661
The Emerging Markets Small Cap Series	$408,498	$889,850

194

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$257,592	$2,429,069	$2,091,544	$(14)	$150	$595,253	51,444	$7,873	—

Total	$257,592	$2,429,069	$2,091,544	$(14)	$150	$595,253	51,444	$7,873	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$91,203	$238,806	$255,029	$(13)	$15	$74,982	6,480	$1,760	—

Total	$91,203	$238,806	$255,029	$(13)	$15	$74,982	6,480	$1,760	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$48,848	$129,829	$134,490	$(12)	$3	$44,178	3,818	$1,437	—

Total	$48,848	$129,829	$134,490	$(12)	$3	$44,178	3,818	$1,437	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$18,814	$106,006	$89,433	$(3)	$5	$35,389	3,058	$503	—

Total	$18,814	$106,006	$89,433	$(3)	$5	$35,389	3,058	$503	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$514,886	$612,642	$682,426	$(41)	$9	$445,070	38,464	$9,043	—

Total	$514,886	$612,642	$682,426	$(41)	$9	$445,070	38,464	$9,043	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$181,292	$345,239	$406,618	$(6)	$5	$119,912	10,363	$2,840	—

Total	$181,292	$345,239	$406,618	$(6)	$5	$119,912	10,363	$2,840	—

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	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$133,344	$352,311	$372,420	$(11)	$6	$113,230	9,786	$3,062	—

Total	$133,344	$352,311	$372,420	$(11)	$6	$113,230	9,786	$3,062	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$226,780	$313,593	$435,319	$(6)	$(2)	$105,046	9,078	$4,689	—

Total	$226,780	$313,593	$435,319	$(6)	$(2)	$105,046	9,078	$4,689	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The DFA International Value Series	$12,499,891	$1,563,341	$(999,237)	$564,104
The Japanese Small Company Series	3,311,087	684,678	(402,664)	282,014
The Asia Pacific Small Company Series	1,759,922	365,079	(340,291)	24,788
The United Kingdom Small Company Series	2,218,764	517,452	(357,406)	160,046
The Continental Small Company Series	5,402,748	1,373,345	(697,632)	675,713
The Canadian Small Company Series	1,501,830	145,854	(382,978)	(237,124)
The Emerging Markets Series	4,301,031	2,317,469	(372,458)	1,945,011
The Emerging Markets Small Cap Series	6,909,001	1,540,412	(1,257,351)	283,061

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

196

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$111,790
The Asia Pacific Small Company Series	2,651
The United Kingdom Small Company Series	864
The Emerging Markets Series	61,299
The Emerging Markets Small Cap Series	39,664

*	Average Notional Value of contracts

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The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts *,(1)
The DFA International Value Series	$12,257	$12,257
The Emerging Markets Series	8,697	8,697

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$5,224	$5,224
The Asia Pacific Small Company Series	1,069	1,069	*
The United Kingdom Small Company Series	(365)	(365	)*
The Continental Small Company Series	(109)	(109	)*
The Emerging Markets Series	(4,089)	(4,089)
The Emerging Markets Small Cap Series	8,176	8,176	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The DFA International Value Series	$11,212	$11,212
The Emerging Markets Series	8,293	8,293
The Emerging Markets Small Cap Series	(755)	(755)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Series had limited activity in futures contracts.

198

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
The DFA International Value Series	2.31%	$3,545	4	$1	$7,955	—
The Japanese Small Company Series	2.03%	7,167	10	5	23,988	—
The Asia Pacific Small Company Series	1.64%	153	16	—	1,588	—
The United Kingdom Small Company Series	1.97%	112	11	—	278	—
The Continental Small Company Series	1.22%	5,962	8	1	36,080	—
The Canadian Small Company Series	2.31%	392	5	—	1,061	—
The Emerging Markets Series	2.30%	61	1	—	61	—
The Emerging Markets Small Cap Series	1.65%	5,714	16	4	10,437	—

*	Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2020, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

199

agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2020.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$29,654	$39,329	$(23,980)
The Japanese Small Company Series	17,533	12,981	(370)
The Asia Pacific Small Company Series	14,914	18,896	3,461
The United Kingdom Small Company Series	2,432	1,482	45
The Continental Small Company Series	17,971	20,577	(3,254)
The Canadian Small Company Series	11,118	12,485	(4,867)
The Emerging Markets Series	1,169	1,727	(643)
The Emerging Markets Small Cap Series	2,959	1,963	(821)

J. Securities Lending:

As of April 30, 2020, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$69,564
The Japanese Small Company Series	95,136
The Asia Pacific Small Company Series	131,003
The Continental Small Company Series	5,245
The Canadian Small Company Series	33,064
The Emerging Markets Series	90,326
The Emerging Markets Small Cap Series	357,896

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned

200

securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$595,098	—	—	—	$595,098
The Japanese Small Company Series
Common Stocks	75,011	—	—	—	75,011
The Asia Pacific Small Company Series
Common Stocks	44,173	—	—	—	44,173
The United Kingdom Small Company Series
Common Stocks	35,387	—	—	—	35,387
The Continental Small Company Series
Common Stocks, Rights/Warrants	445,097	—	—	—	445,097
The Canadian Small Company Series
Common Stocks, Rights/Warrants	119,891	—	—	—	119,891
The Emerging Markets Series
Common Stocks	113,234	—	—	—	113,234
The Emerging Markets Small Cap Series
Common Stocks	104,999	—	—	—	104,999

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K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Series may be adversely affected in the near term and, potentially, beyond.

202

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

203

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return Institutional Class Shares	$1,000.00	$809.00	0.14%	$0.63
Hypothetical 5% Annual Return Institutional Class Shares	$1,000.00	$1,024.17	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

204

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	6.3%
Consumer Discretionary	6.5%
Consumer Staples	2.4%
Energy	14.2%
Financials	29.7%
Health Care	1.9%
Industrials	8.6%
Information Technology	8.9%
Materials	13.9%
Real Estate	6.1%
Utilities	1.5%

100.0%

205

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
BELGIUM — (0.0%)
Other Security	$19,230	0.0%

BRAZIL — (4.5%)
#	Petroleo Brasileiro SA 71654V101, Sponsored ADR	12,306,798	82,086,343	0.6%
#	Petroleo Brasileiro SA 71654V408, Sponsored ADR	10,665,374	73,697,734	0.6%
Vale SA	27,820,681	229,506,936	1.7%
Vale SA, Sponsored ADR	1,771,958	14,618,653	0.1%
Other Securities	212,242,596	1.6%

TOTAL BRAZIL	612,152,262	4.6%

CANADA — (0.0%)
Other Security	5,632,815	0.0%

CHILE — (1.0%)
Other Securities	136,227,454	1.0%

CHINA — (29.3%)
Agricultural Bank of China, Ltd., Class H	188,582,000	78,446,682	0.6%
Bank of China, Ltd., Class H	429,401,817	163,474,449	1.2%
China Construction Bank Corp., Class H	699,567,101	561,516,727	4.2%
China Mobile, Ltd.	47,016,500	377,968,321	2.8%
#	China Mobile, Ltd., Sponsored ADR	1,828,857	73,099,414	0.6%
China Overseas Land & Investment, Ltd.	35,908,000	132,642,202	1.0%
China Petroleum & Chemical Corp., Class H	127,149,575	63,372,955	0.5%
#	China Petroleum & Chemical Corp., ADR	1,019,288	50,638,218	0.4%
China Resources Land, Ltd.	27,684,000	114,395,916	0.9%
China Shenhua Energy Co., Ltd., Class H	30,249,000	53,588,758	0.4%
CNOOC, Ltd.	135,780,000	150,121,293	1.1%
1	CNOOC, Ltd., Sponsored ADR	251,574	28,269,370	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	388,008,996	260,163,573	1.9%
PetroChina Co., Ltd., Class H	176,780,000	63,497,871	0.5%
*	Trip.com Group Ltd., ADR	2,378,359	61,266,528	0.5%
Other Securities	1,741,095,018	12.8%

TOTAL CHINA	3,973,557,295	29.6%

COLOMBIA — (0.1%)
Other Securities	13,878,602	0.1%

CZECH REPUBLIC — (0.2%)
Other Security	27,147,010	0.2%

GREECE — (0.1%)
Other Securities	16,210,827	0.1%

HONG KONG — (0.0%)
Other Securities	2,108,252	0.0%

HUNGARY — (0.3%)
Other Securities	33,321,434	0.2%

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DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (12.3%)
Axis Bank, Ltd.	9,870,296	$57,556,568	0.4%
* Bharti Airtel, Ltd.	23,172,024	157,880,995	1.2%
ICICI Bank, Ltd., Sponsored ADR	5,868,831	57,279,789	0.4%
Reliance Industries, Ltd.	29,368,007	570,223,509	4.3%
Reliance Industries, Ltd., GDR	16,375	621,375	0.0%
Other Securities		825,319,230	6.1%

TOTAL INDIA.		1,668,881,466	12.4%

INDONESIA — (1.8%)
Other Securities		248,418,232	1.8%

MALAYSIA — (2.3%)
Other Securities		304,136,388	2.3%

MEXICO — (2.2%)
# Grupo Mexico S.A.B. de C.V., Class B	35,010,363	74,448,409	0.6%
Other Securities		218,752,223	1.6%

TOTAL MEXICO.		293,200,632	2.2%

PHILIPPINES — (1.0%)
Other Securities		131,884,986	1.0%

POLAND — (0.8%)
Other Securities		109,551,653	0.8%

QATAR — (0.0%)
Other Security		23,891	0.0%

RUSSIA — (1.7%)
Gazprom PJSC, Sponsored ADR	16,109,153	81,576,090	0.6%
Lukoil PJSC, Sponsored ADR	1,951,521	127,312,816	1.0%
Other Securities		26,656,170	0.2%

TOTAL RUSSIA		235,545,076	1.8%

SAUDI ARABIA — (0.1%)
Other Securities		9,879,430	0.1%

SOUTH AFRICA — (4.2%)
AngloGold Ashanti, Ltd., Sponsored ADR	2,183,014	53,243,711	0.4%
Gold Fields, Ltd., Sponsored ADR	11,818,542	86,748,098	0.7%
# MTN Group, Ltd.	18,791,045	49,380,214	0.4%
# Standard Bank Group, Ltd.	11,276,419	62,219,873	0.5%
Other Securities		320,394,751	2.3%

TOTAL SOUTH AFRICA		571,986,647	4.3%

SOUTH KOREA — (13.6%)
Hana Financial Group, Inc.	3,104,872	70,878,029	0.5%
Hyundai Mobis Co., Ltd.	348,715	49,301,397	0.4%
Hyundai Motor Co.	973,740	75,262,722	0.6%
KB Financial Group, Inc.	2,105,869	60,251,658	0.5%
# KB Financial Group, Inc., ADR	2,874,360	80,884,490	0.6%
Kia Motors Corp	2,187,683	53,433,488	0.4%
LG Electronics, Inc.	1,283,495	57,763,781	0.4%

207

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
POSCO	599,309	$90,558,836	0.7%
# POSCO, Sponsored ADR	1,216,529	45,267,044	0.4%
Shinhan Financial Group Co., Ltd.	3,401,930	86,247,600	0.7%
Other Securities		1,168,361,353	8.5%

TOTAL SOUTH KOREA		1,838,210,398	13.7%

TAIWAN — (18.5%)
Cathay Financial Holding Co., Ltd.	81,283,459	108,458,006	0.8%
China Steel Corp.	129,590,320	86,795,292	0.7%
CTBC Financial Holding Co., Ltd.	159,147,073	106,054,413	0.8%
E.Sun Financial Holding Co., Ltd.	97,334,130	88,436,832	0.7%
First Financial Holding Co., Ltd.	81,659,283	60,139,848	0.5%
Fubon Financial Holding Co., Ltd.	62,771,471	88,757,553	0.7%
Hon Hai Precision Industry Co., Ltd.	74,465,192	191,373,044	1.4%
Mega Financial Holding Co., Ltd.	73,522,796	73,958,714	0.6%
# Taiwan Cement Corp.	66,265,095	95,605,638	0.7%
# United Microelectronics Corp.	119,503,681	61,827,025	0.5%
Yuanta Financial Holding Co., Ltd.	102,197,918	58,250,658	0.4%
Other Securities		1,485,487,165	10.8%

TOTAL TAIWAN		2,505,144,188	18.6%

THAILAND — (2.5%)
PTT PCL	84,157,300	92,337,634	0.7%
Other Securities		240,290,842	1.8%

TOTAL THAILAND		332,628,476	2.5%

TURKEY — (0.7%)
Other Securities		89,246,686	0.7%

UNITED ARAB EMIRATES — (0.0%)
Other Security		27,658	0.0%

TOTAL COMMON STOCKS		13,159,020,988	98.0%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA BRPETRACNPR6	17,625,950	58,505,746	0.5%
Other Securities		18,305,789	0.1%

TOTAL BRAZIL		76,811,535	0.6%

COLOMBIA — (0.0%)
Other Securities		5,733,317	0.0%

TOTAL PREFERRED STOCKS		82,544,852	0.6%

RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		70,159	0.0%

TOTAL INVESTMENT SECURITIES (Cost $15,417,418,290)		13,241,635,999

208

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	26,129,631	$302,345,960	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $15,719,681,827)		$13,543,981,959	100.8%

As of April 30, 2020, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,070,721	$29,441,750	$2,371,029
S&P 500® Emini Index	495	06/19/20	67,160,442	71,834,400	4,673,958

Total Futures Contracts			$94,231,163	$101,276,150	$7,044,987

Summary of the Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$19,230	—	$19,230
Brazil	$612,152,262	—	—	612,152,262
Canada	5,632,815	—	—	5,632,815
Chile	136,227,454	—	—	136,227,454
China	311,933,368	3,661,623,927	—	3,973,557,295
Colombia	13,878,602	—	—	13,878,602
Czech Republic	—	27,147,010	—	27,147,010
Greece	—	16,210,827	—	16,210,827
Hong Kong	—	2,108,252	—	2,108,252
Hungary	—	33,321,434	—	33,321,434
India	79,214,132	1,589,667,334	—	1,668,881,466
Indonesia	327,325	248,090,907	—	248,418,232
Malaysia	17,329	304,119,059	—	304,136,388
Mexico	293,200,632	—	—	293,200,632
Philippines	—	131,884,986	—	131,884,986
Poland	—	109,551,653	—	109,551,653
Qatar	—	23,891	—	23,891
Russia	19,075,783	216,469,293	—	235,545,076
Saudi Arabia	—	9,879,430	—	9,879,430
South Africa	177,874,723	394,111,924	—	571,986,647
South Korea	181,083,531	1,657,126,867	—	1,838,210,398
Taiwan	13,096,660	2,492,047,528	—	2,505,144,188
Thailand	332,602,336	26,140	—	332,628,476
Turkey	—	89,246,686	—	89,246,686
United Arab Emirates	—	27,658	—	27,658
Preferred Stocks
Brazil	76,811,535	—	—	76,811,535
Colombia	5,733,317	—	—	5,733,317

209

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Taiwan	—	$70,159	—	$70,159
Securities Lending Collateral	—	302,345,960	—	302,345,960
Futures Contracts**	$7,044,987	—	—	7,044,987

TOTAL	$2,265,906,791	$11,285,120,155	—	$13,551,026,946

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

210

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund
ASSETS:
Investment Securities at Value (including $497,192 of securities on loan)*	$13,241,636
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $302,264)	302,346
Segregated Cash for Futures Contracts	9,515
Foreign Currencies at Value	68,711
Cash	98,995
Receivables:
Investment Securities Sold	22,706
Dividends, Interest and Tax Reclaims	9,617
Securities Lending Income	977
Futures Margin Variation	3,739

Total Assets	13,758,242

LIABILITIES:
Payables:
Upon Return of Securities Loaned	302,318
Investment Securities Purchased	17,398
Due to Advisor	1,054
Accrued Expenses and Other Liabilities	3,695

Total Liabilities	324,465

NET ASSETS	$13,433,777

Investment Securities at Cost	$15,417,418

Foreign Currencies at Cost	$69,203

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

211

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $22,736)	$159,924
Income from Securities Lending	5,139

Total Investment Income	165,063

Expenses
Investment Management Fees	8,004
Accounting & Transfer Agent Fees	363
Custodian Fees	2,999
Shareholders’ Reports	8
Directors’/Trustees’ Fees & Expenses	44
Professional Fees	224
Other	231

Total Expenses	11,873

Fees Paid Indirectly (Note C)	(628)

Net Expenses	11,245

Net Investment Income (Loss)	153,818

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(478,266)
Affiliated Investment Companies Shares Sold	(8)
Futures	9,652
Foreign Currency Transactions	(10,500)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,933,725)
Affiliated Investment Companies Shares	24
Futures	3,737
Translation of Foreign Currency-Denominated Amounts	(2,080)

Net Realized and Unrealized Gain (Loss)	(3,411,166)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,257,348)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

212

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2020	2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$153,818	$520,823
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(478,266)	(179,248)
Affiliated Investment Companies Shares Sold	(8)	(19)
Futures	9,652	5,514
Foreign Currency Transactions	(10,500)	(3,145)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,933,725)	474,939
Affiliated Investment Companies Shares	24	35
Futures	3,737	12,212
Translation of Foreign Currency-Denominated Amounts	(2,080)	(50)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,257,348)	831,061

Transactions in Interest:
Contributions	579,727	1,538,030
Withdrawals	(1,314,699)	(1,627,901)

Net Increase (Decrease) from Transactions in Interest	(734,972)	(89,871)

Total Increase (Decrease) in Net Assets	(3,992,320)	741,190
Net Assets
Beginning of Period	17,426,097	16,684,907

End of Period	$13,433,777	$17,426,097

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $1.

See accompanying Notes to Financial Statements.

213

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets Value Fund
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Total Return	(19.10	%)(B)	5.24%	(9.06%)	24.89%	15.80%	(17.95%)

Net Assets, End of Period (thousands)	$13,433,777		$17,426,097	$16,684,907	$19,612,211	$16,647,507	$15,088,058
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.13%	0.14%	0.16%	0.16%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.14%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.92	%(C)	2.95%	2.78%	2.64%	2.72%	2.54%
Portfolio Turnover Rate	10	%(B)	14%	13%	14%	12%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

214

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities

215

exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $527 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January

216

following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2020, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2020, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$628

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amounts paid by the Fund to the CCO were $9 (in thousands) and are included in Other Expenses on the Statement of Operations.

217

D. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,534,855	$2,097,212

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$398,290	$1,074,045	$1,170,005	$(8)	$24	$302,346	26,130	$9,420	—

Total	$398,290	$1,074,045	$1,170,005	$(8)	$24	$302,346	26,130	$9,420	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Dimensional Emerging Markets Value Fund	$17,429,703	$4,005,245	$(2,389,655)	$1,615,590

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$131,531

*	Average Notional Value of contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2020	Contracts *,(1)
Dimensional Emerging Markets Value Fund	$7,045	$7,045

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)
Dimensional Emerging Markets Value Fund	$9,652	$9,652

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$3,737	$3,737

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

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For the six months ended April 30, 2020, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
Dimensional Emerging Markets Value Fund	2.30%	$2,371	3	—	$2,371	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Fund did not use the interfund lending program during the six months ended April 30, 2020.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2020, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$1,000	$2,390	$(694)

I. Securities Lending:

As of April 30, 2020, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$289,995

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The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund
Common Stocks	$302,318	—	—	—	$302,318

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those

222

annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Fund may be adversely affected in the near term and, potentially, beyond.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA043020-001SI 00245690

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III

U.S. Large Cap Value Portfolio III

Tax-Managed U.S. Marketwide Value Portfolio II

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

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June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio III (2)
Actual Fund Return	$1,000.00	$757.20	0.25%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26

U.S. Large Cap Value Portfolio III (2)
Actual Fund Return	$1,000.00	$827.30	0.14%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.17	0.14%	$0.70

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Marketwide Value Portfolio II (2)
Actual Fund Return	$1,000.00	$840.40	0.24%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere in the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

Affiliated Investment Companies
DFA International Value Portfolio III	100.0%
U.S. Large Cap Value Portfolio III	100.0%
Tax-Managed U.S. Marketwide Value Portfolio II	100.0%

4

DFA INTERNATIONAL VALUE PORTFOLIO III

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$2,416,697,096

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$2,416,697,096

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

5

U.S. LARGE CAP VALUE PORTFOLIO III

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,309,415,811

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,309,415,811

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

6

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,475,752,066

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$1,475,752,066

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Value Portfolio III	U.S. Large Cap Value Portfolio III	Tax-Managed U.S. Marketwide Value Portfolio II
ASSETS:
Investments in Affiliated Investment Company at Value	$2,416,697	$3,309,416	$1,475,752
Receivables:
Fund Shares Sold	3,734	3,524	1,255
Prepaid Expenses and Other Assets	52	52	38

Total Assets	2,420,483	3,312,992	1,477,045

LIABILITIES:
Payables:
Fund Shares Redeemed	2,426	2,863	2,008
Due to Advisor	8	21	—
Accrued Expenses and Other Liabilities	144	163	97

Total Liabilities	2,578	3,047	2,105

NET ASSETS	$2,417,905	$3,309,945	$1,474,940

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	220,360,996	165,203,029	62,773,272

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.97	$20.04	$23.50

NET ASSETS CONSIST OF:
Paid-In Capital	$3,025,856	$2,701,930	$885,043
Total Distributable Earnings (Loss)	(607,951)	608,015	589,897

NET ASSETS	$2,417,905	$3,309,945	$1,474,940

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	700,000,000	500,000,000

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA International Value Portfolio III*	U.S. Large Cap Value Portfolio III*	Tax-Managed U.S. Marketwide Value Portfolio II*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $4,227, $0 and $3, respectively)	$39,272	$48,838	$21,397
Income from Securities Lending	578	102	136
Expenses Allocated from Affiliated Investment Companies	(2,748)	(2,024)	(1,866)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	37,102	46,916	19,667

Fund Expenses
Investment Management Fees	2,785	2,065	1,788
Accounting & Transfer Agent Fees	193	242	196
Filing Fees	94	70	38
Shareholders’ Reports	40	34	17
Directors’/Trustees’ Fees & Expenses	7	10	5
Audit Fees	2	3	2
Legal Fees	5	7	4
Other	(11)	(15)	(7)

Total Fund Expenses	3,115	2,416	2,043

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(2,652)	(1,877)	(1,788)

Net Expenses	463	539	255

Net Investment Income (Loss)	36,639	46,377	19,412

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(17,970)	1,525	(25,726)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(689,379)	(698,913)	(310,784)

Net Realized and Unrealized Gain (Loss)	(707,349)	(697,388)	(336,510)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(670,710)	$(651,011)	$(317,098)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio III***		U.S. Large Cap Value Portfolio III***		Tax-Managed U.S. Marketwide Value Portfolio II***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,639	$97,270	$46,377	$92,680	$19,412	$39,405
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(17,970)	(5,174)	1,525	124,324	(25,726)	31,521
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(689,379)	12,929	(698,913)	49,785	(310,784)	76,470

Net Increase (Decrease) in Net Assets Resulting from Operations	(670,710)	105,025	(651,011)	266,789	(317,098)	147,396

Distributions:
Institutional Class Shares	(32,423)	(142,481)	(161,869)	(316,714)	(50,248)	(100,360)
Capital Share Transactions (1):
Shares Issued	787,608	758,696	538,706	736,775	292,410	230,613
Shares Issued in Lieu of Cash Distributions	27,320	115,126	128,220	241,049	49,918	99,720
Shares Redeemed	(504,221)	(447,739)	(561,451)	(704,641)	(417,063)	(302,026)

Net Increase (Decrease) from Capital Share Transactions	310,707	426,083	105,475	273,183	(74,735)	28,307

Total Increase (Decrease) in Net Assets	(392,426)	388,627	(707,405)	223,258	(442,081)	75,343
Net Assets
Beginning of Period	2,810,331	2,421,704	4,017,350	3,794,092	1,917,021	1,841,678

End of Period	$2,417,905	$2,810,331	$3,309,945	$4,017,350	$1,474,940	$1,917,021

(1) Shares Issued and Redeemed:
Shares Issued	70,985	53,745	26,647	30,983	12,868	8,691
Shares Issued in Lieu of Cash Distributions	1,995	8,171	5,268	10,648	1,812	3,901
Shares Redeemed	(44,294)	(31,307)	(25,946)	(29,266)	(18,606)	(11,611)

Net Increase (Decrease) from Shares Issued and Redeemed	28,686	30,609	5,969	12,365	(3,926)	981

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio III							U.S. Large Cap Value Portfolio III
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.66		$15.04	$16.89	$13.80	$14.65	$16.26	$25.23		$25.83	$27.29	$23.15	$23.91	$25.30

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.56	0.54	0.50	0.49	0.52	0.29		0.60	0.58	0.56	0.53	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.71)		(0.09)	(1.87)	3.10	(0.56)	(1.38)	(4.46)		0.95	0.25	4.94	0.49	(0.26)

Total from Investment Operations	(3.53)		0.47	(1.33)	3.60	(0.07)	(0.86)	(4.17)		1.55	0.83	5.50	1.02	0.27

Less Distributions:
Net Investment Income	(0.16)		(0.51)	(0.52)	(0.51)	(0.47)	(0.49)	(0.24)		(0.54)	(0.54)	(0.53)	(0.54)	(0.50)
Net Realized Gains	—		(0.34)	—	—	(0.31)	(0.26)	(0.78)		(1.61)	(1.75)	(0.83)	(1.24)	(1.16)

Total Distributions	(0.16)		(0.85)	(0.52)	(0.51)	(0.78)	(0.75)	(1.02)		(2.15)	(2.29)	(1.36)	(1.78)	(1.66)

Net Asset Value, End of Period	$10.97		$14.66	$15.04	$16.89	$13.80	$14.65	$20.04		$25.23	$25.83	$27.29	$23.15	$23.91

Total Return	(24.28	%)(B)	3.50%	(8.09%)	26.50%	(0.09%)	(5.41%)	(17.27	%)(B)	7.12%	2.91%	24.32%	4.69%	1.34%

Net Assets, End of Period (thousands)	$2,417,905		$2,810,331	$2,421,704	$2,541,484	$2,067,127	$1,926,577	$3,309,945		$4,017,350	$3,794,092	$3,708,961	$3,061,350	$3,003,155
Ratio of Expenses to Average Net Assets (C)	0.25	%(D)	0.25%	0.24%	0.24%	0.24%	0.25%	0.14	%(D)	0.14%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (C)	0.45	%(D)	0.45%	0.44%	0.44%	0.44%	0.30%	0.24	%(D)	0.24%	0.23%	0.23%	0.23%	0.16%
Ratio of Net Investment Income to Average Net Assets (C)	2.76	%(D)	3.88%	3.20%	3.30%	3.70%	3.29%	2.47	%(D)	2.47%	2.12%	2.17%	2.38%	2.18%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio II
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$28.02	$28.30	$24.36	$24.61	$24.42

Income from Investment Operations (A)
Net Investment Income (Loss)	0.29		0.60	0.58	0.54	0.48	0.45
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.77)		1.66	0.63	4.84	0.16	0.24

Total from Investment Operations	(4.48)		2.26	1.21	5.38	0.64	0.69

Less Distributions:
Net Investment Income	(0.28)		(0.56)	(0.54)	(0.53)	(0.48)	(0.43)
Net Realized Gains	(0.48)		(0.98)	(0.95)	(0.91)	(0.41)	(0.07)

Total Distributions	(0.76)		(1.54)	(1.49)	(1.44)	(0.89)	(0.50)

Net Asset Value, End of Period	$23.50		$28.74	$28.02	$28.30	$24.36	$24.61

Total Return	(15.96	%)(B)	8.82%	4.27%	22.59%	2.78%	2.88%

Net Assets, End of Period (thousands)	$1,474,940		$1,917,021	$1,841,678	$1,815,437	$1,524,537	$1,487,169
Ratio of Expenses to Average Net Assets (C)	0.24	%(D)	0.24%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (C)	0.44	%(D)	0.44%	0.42%	0.42%	0.42%	0.28%
Ratio of Net Investment Income to Average Net Assets (C)	2.17	%(D)	2.18%	1.98%	2.01%	2.04%	1.80%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the “Portfolios”), are presented in this report. The remaining portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II invest substantially all of their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the “Series”), respectively, each a corresponding series of The DFA Investment Trust Company. As of April 30, 2020, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 25%, 14% and 26% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The Portfolios’ investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA

13

International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

During the six months ended April 30, 2020 the DFA International Value Portfolio III’s, U.S. Large Cap Value Portfolio III’s and Tax-Managed U.S. Marketwide Value Portfolio II’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21%, 0.11% and 0.20%, respectively, of each Portfolio’s average daily net assets.

Effective July 21, 2015, pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the Money Market Series) to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

During the six months ended April 30, 2020, each Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amounts in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)
DFA International Value Portfolio III	0.21%	$2,652
U.S. Large Cap Value Portfolio III	0.11%	1,877
Tax-Managed U.S. Marketwide Value Portfolio II	0.20%	1,788

14

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $20 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio III	$66
U.S. Large Cap Value Portfolio III.	92
Tax-Managed U.S. Marketwide Value Portfolio II.	42

E. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio III
2018	$80,332	—	—	$80,332
2019	87,795	$54,686	—	142,481
U.S. Large Cap Value Portfolio III
2018	87,665	227,735	—	315,400
2019	83,655	233,059	—	316,714
Tax-Managed U.S. Marketwide Value Portfolio II
2018	35,428	60,996	—	96,424
2019	36,772	63,588	—	100,360

15

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio III	$(2,563)	—	$(2,563)
U.S. Large Cap Value Portfolio III	(8,882)	$(2,987)	(11,869)
Tax-Managed U.S. Marketwide Value Portfolio II	(1,932)	—	(1,932)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio III	$16,953	—	$(4,994)	$83,359	$95,318
U.S. Large Cap Value Portfolio III	—	$122,773	—	1,298,326	1,421,099
Tax-Managed U.S. Marketwide Value Portfolio II	2,212	31,937	—	923,189	957,338

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio III	$4,994	$4,994
U.S. Large Cap Value Portfolio III	—	—
Tax-Managed U.S. Marketwide Value Portfolio II	—	—

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio III	$3,026,292	—	$(598,211)	$(598,211)
U.S. Large Cap Value Portfolio III	2,726,982	$580,186	—	580,186
Tax-Managed U.S. Marketwide Value Portfolio II	861,932	613,337	—	613,337

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’

16

financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. government securities in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contract is closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2020.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

17

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

J. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio III	5	96%
U.S. Large Cap Value Portfolio III	5	95%
Tax-Managed U.S. Marketwide Value Portfolio II	3	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a

18

series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in Merit Management Group, LP v. FTI Consulting, Inc., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

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K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

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NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
DFA International Value Portfolio III
December 17, 2019	82%	0%	18%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

21

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$757.30	0.21%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$827.60	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

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DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return	$1,000.00	$840.60	0.21%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

23

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT.For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series		The U.S. Large Cap Value Series		The Tax-Managed U.S. Marketwide Value Series

Communication Services	4.8%	Communication Services	12.7%	Communication Services	14.9%
Consumer Discretionary	15.7%	Consumer Discretionary	5.8%	Consumer Discretionary	5.5%
Consumer Staples	4.8%	Consumer Staples	5.2%	Consumer Staples	7.4%
Energy	10.7%	Energy	9.9%	Energy	7.2%
Financials	28.1%	Financials	20.4%	Financials	19.4%
Health Care	6.2%	Health Care	19.0%	Health Care	18.5%
Industrials	10.5%	Industrials	10.1%	Industrials	12.5%
Information Technology	1.8%	Information Technology	11.1%	Information Technology	11.2%
Materials	12.8%	Materials	5.2%	Materials	3.1%
Real Estate	3.4%	Real Estate	0.3%	Real Estate	0.2%
Utilities	1.2%	Utilities	0.3%	Utilities	0.1%

	100.0%		100.0%		100.0%

24

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.8%)
AUSTRALIA — (5.6%)
Australia & New Zealand Banking Group, Ltd.	9,179,102	$99,707,630	1.0%
National Australia Bank, Ltd.	4,868,906	53,350,936	0.6%
Westpac Banking Corp.	7,945,749	82,668,708	0.9%
Other Securities		321,838,831	3.3%

TOTAL AUSTRALIA		557,566,105	5.8%

AUSTRIA — (0.1%)
Other Security		6,088,524	0.1%

BELGIUM — (0.9%)
Other Securities		84,995,171	0.9%

CANADA — (7.7%)
Bank of Montreal 063671101	1,441,562	73,375,506	0.8%
Bank of Nova Scotia (The)	1,368,157	54,917,822	0.6%
Canadian Imperial Bank of Commerce	842,641	49,930,694	0.5%
# Canadian Natural Resources, Ltd.	3,262,390	54,677,656	0.6%
Magna International, Inc.	1,443,051	56,322,281	0.6%
Suncor Energy, Inc.	3,183,710	56,769,061	0.6%
Other Securities		426,956,373	4.4%

TOTAL CANADA		772,949,393	8.1%

DENMARK — (2.1%)
# Vestas Wind Systems A.S.	774,838	66,537,760	0.7%
Other Securities		142,012,223	1.5%

TOTAL DENMARK		208,549,983	2.2%

FINLAND — (0.9%)
Other Securities		85,583,544	0.9%

FRANCE — (8.8%)
BNP Paribas SA	1,990,380	62,530,419	0.7%
Cie de Saint-Gobain	2,069,157	55,055,938	0.6%
Cie Generale des Etablissements Michelin SCA	664,554	64,209,891	0.7%
Orange SA	5,978,647	72,634,782	0.8%
Total SA	6,874,996	244,009,922	2.5%
Other Securities		375,135,209	3.8%

TOTAL FRANCE		873,576,161	9.1%

GERMANY — (6.8%)
Allianz SE	350,466	64,496,698	0.7%
BASF SE	1,039,248	53,185,040	0.6%
Bayer AG	1,817,305	119,522,979	1.2%
Bayerische Motoren Werke AG	1,225,665	72,099,959	0.8%
# Daimler AG	3,530,733	120,761,609	1.3%
Volkswagen AG	125,075	18,491,559	0.2%
Other Securities		226,300,329	2.2%

TOTAL GERMANY		674,858,173	7.0%

25

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (3.2%)
CK Hutchison Holdings, Ltd.	7,657,984	$56,762,284	0.6%
# Sun Hung Kai Properties, Ltd.	4,291,920	58,686,958	0.6%
Other Securities		206,031,288	2.1%

TOTAL HONG KONG		321,480,530	3.3%

IRELAND — (0.3%)
Other Securities		32,939,762	0.3%

ISRAEL — (0.5%)
Other Securities		45,252,599	0.5%

ITALY — (1.7%)
Other Securities		170,062,221	1.8%

JAPAN — (22.2%)
Hitachi, Ltd.	1,579,000	46,863,810	0.5%
Honda Motor Co., Ltd.	4,590,300	111,471,566	1.2%
Honda Motor Co., Ltd., Sponsored ADR	26,040	626,262	0.0%
Mitsubishi UFJ Financial Group, Inc.	11,934,650	48,215,983	0.5%
SoftBank Group Corp.	1,267,900	54,345,491	0.6%
Sumitomo Mitsui Financial Group, Inc.	2,857,600	75,146,958	0.8%
Toyota Motor Corp.	3,715,890	229,741,821	2.4%
# Toyota Motor Corp., Sponsored ADR	208,099	25,718,955	0.3%
Other Securities		1,625,501,892	16.8%

TOTAL JAPAN		2,217,632,738	23.1%

NETHERLANDS — (3.8%)
Koninklijke Ahold Delhaize NV	5,195,538	126,149,408	1.3%
Koninklijke DSM NV	645,359	79,096,395	0.8%
Other Securities		169,967,861	1.8%

TOTAL NETHERLANDS		375,213,664	3.9%

NEW ZEALAND — (0.2%)
Other Securities		18,352,417	0.2%

NORWAY — (0.8%)
Other Securities		82,510,483	0.9%

PORTUGAL — (0.1%)
Other Securities		6,634,738	0.1%

SINGAPORE — (1.0%)
Other Securities		104,375,040	1.1%

SPAIN — (1.6%)
# Banco Santander SA	49,743,328	111,145,839	1.2%
Other Securities		51,363,564	0.5%

TOTAL SPAIN		162,509,403	1.7%

SWEDEN — (2.5%)
Other Securities		253,667,005	2.6%

26

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (9.9%)
# ABB, Ltd.	3,432,303	$65,152,902	0.7%
# Cie Financiere Richemont SA	1,165,784	66,138,927	0.7%
Lonza Group AG	216,456	94,518,883	1.0%
Novartis AG	1,892,838	161,531,867	1.7%
Novartis AG, Sponsored ADR	404,674	34,288,028	0.4%
UBS Group AG	6,275,625	67,196,220	0.7%
Zurich Insurance Group AG	445,436	141,227,411	1.5%
Other Securities		360,792,374	3.6%

TOTAL SWITZERLAND		990,846,612	10.3%

UNITED KINGDOM — (12.1%)
Anglo American P.L.C.	2,969,516	52,812,987	0.6%
Aviva P.L.C.	16,319,347	49,351,778	0.5%
# BP P.L.C., Sponsored ADR	4,082,613	97,166,189	1.0%
British American Tobacco P.L.C.	3,024,009	116,558,048	1.2%
# British American Tobacco P.L.C., Sponsored ADR	838,885	32,003,463	0.3%
Glencore P.L.C.	26,692,936	50,007,591	0.5%
HSBC Holdings P.L.C.	13,949,143	71,697,993	0.7%
# HSBC Holdings P.L.C., Sponsored ADR	2,590,482	66,653,102	0.7%
Lloyds Banking Group P.L.C.	181,694,609	73,515,093	0.8%
Royal Dutch Shell P.L.C., Class A	136,125	2,241,196	0.0%
Royal Dutch Shell P.L.C., Class B	141,340	2,262,661	0.0%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	3,293,873	109,126,000	1.1%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,809,546	121,791,186	1.3%
Vodafone Group P.L.C.	58,351,986	82,315,615	0.9%
# Vodafone Group P.L.C., Sponsored ADR	4,011,201	56,718,386	0.6%
Other Securities		220,417,832	2.3%

TOTAL UNITED KINGDOM		1,204,639,120	12.5%

UNITED STATES — (0.0%)
Other Securities		4,935,255	0.0%

TOTAL COMMON STOCKS		9,255,218,641	96.4%

PREFERRED STOCKS — (1.2%)

GERMANY — (1.2%)
Volkswagen AG	701,336	97,577,684	1.0%
Other Securities		23,667,692	0.3%

TOTAL GERMANY		121,245,376	1.3%

TOTAL INVESTMENT SECURITIES (Cost $12,176,939,773)		9,376,464,017

		Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	51,443,536	595,253,156	6.2%

TOTAL INVESTMENTS — (100.0%) (Cost $12,772,010,330)		$9,971,717,173	103.9%

27

THE DFA INTERNATIONAL VALUE SERIES CONTINUED

As of April 30, 2020, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	843	06/19/20	$110,079,331	$122,336,160	$12,256,829

Total Futures Contracts			$110,079,331	$122,336,160	$12,256,829

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$17,488,877	$540,077,228	—	$557,566,105
Austria	—	6,088,524	—	6,088,524
Belgium	—	84,995,171	—	84,995,171
Canada	772,949,393	—	—	772,949,393
Denmark	—	208,549,983	—	208,549,983
Finland	—	85,583,544	—	85,583,544
France	—	873,576,161	—	873,576,161
Germany	12,443,228	662,414,945	—	674,858,173
Hong Kong	—	321,480,530	—	321,480,530
Ireland	9,952,853	22,986,909	—	32,939,762
Israel	9,667,343	35,585,256	—	45,252,599
Italy	22,678,802	147,383,419	—	170,062,221
Japan	48,568,329	2,169,064,409	—	2,217,632,738
Netherlands	15,006,624	360,207,040	—	375,213,664
New Zealand	—	18,352,417	—	18,352,417
Norway	—	82,510,483	—	82,510,483
Portugal	—	6,634,738	—	6,634,738
Singapore	—	104,375,040	—	104,375,040
Spain	1,870,941	160,638,462	—	162,509,403
Sweden	—	253,667,005	—	253,667,005
Switzerland	60,418,836	930,427,776	—	990,846,612
United Kingdom	540,160,470	664,478,650	—	1,204,639,120
United States	4,935,255	—	—	4,935,255
Preferred Stocks
Germany	—	121,245,376	—	121,245,376
Securities Lending Collateral	—	595,253,156	—	595,253,156
Futures Contracts**	12,256,829	—	—	12,256,829

TOTAL	$1,528,397,780	$8,455,576,222	—	$9,983,974,002

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

28

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (12.4%)
AT&T, Inc.	30,756,965	$937,164,724	4.1%
* Charter Communications, Inc., Class A	918,291	454,765,252	2.0%
Comcast Corp., Class A	20,425,790	768,622,478	3.4%
* T-Mobile US, Inc.	1,300,507	114,184,515	0.5%
Walt Disney Co. (The)	2,860,892	309,405,470	1.4%
Other Securities		276,069,718	1.1%

TOTAL COMMUNICATION SERVICES		2,860,212,157	12.5%

CONSUMER DISCRETIONARY — (5.6%)
DR Horton, Inc.	3,077,410	145,315,300	0.6%
General Motors Co.	5,911,367	131,764,370	0.6%
Target Corp.	1,298,687	142,517,911	0.6%
Other Securities		876,770,582	3.8%

TOTAL CONSUMER DISCRETIONARY		1,296,368,163	5.6%

CONSUMER STAPLES — (5.1%)
Mondelez International, Inc., Class A	3,331,133	171,353,482	0.7%
Walgreens Boots Alliance, Inc.	3,325,385	143,955,917	0.6%
Walmart, Inc.	2,536,159	308,270,126	1.3%
Other Securities		551,262,977	2.5%

TOTAL CONSUMER STAPLES		1,174,842,502	5.1%

ENERGY — (9.7%)
Chevron Corp.	6,692,091	615,672,372	2.7%
ConocoPhillips	5,038,126	212,105,105	0.9%
Exxon Mobil Corp.	12,826,589	596,051,591	2.6%
Valero Energy Corp.	2,387,921	151,274,795	0.7%
Other Securities		660,620,909	2.8%

TOTAL ENERGY		2,235,724,772	9.7%

FINANCIALS — (19.8%)
Bank of America Corp.	18,272,093	439,443,837	1.9%
Bank of New York Mellon Corp. (The)	3,570,549	134,038,409	0.6%
* Berkshire Hathaway, Inc., Class B	2,919,620	547,020,003	2.4%
Capital One Financial Corp.	1,998,252	129,406,799	0.6%
Citigroup, Inc.	6,825,155	331,429,527	1.4%
Goldman Sachs Group, Inc. (The)	1,174,999	215,518,317	0.9%
JPMorgan Chase & Co.	5,905,370	565,498,231	2.5%
# Morgan Stanley	4,889,616	192,797,559	0.8%
PNC Financial Services Group, Inc. (The)	1,281,228	136,668,591	0.6%
Travelers Cos., Inc. (The)	1,137,532	115,129,614	0.5%
Truist Financial Corp.	3,754,654	140,123,687	0.6%
Wells Fargo & Co.	12,774,691	371,104,773	1.6%
Other Securities		1,271,815,782	5.6%

TOTAL FINANCIALS		4,589,995,129	20.0%

HEALTH CARE — (18.5%)
Anthem, Inc.	1,307,797	367,137,852	1.6%

29

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Centene Corp.	1,676,531	$111,623,434	0.5%
* Cigna Corp.	1,532,809	300,093,346	1.3%
CVS Health Corp.	5,447,574	335,298,180	1.5%
Danaher Corp.	1,567,775	256,268,501	1.1%
Humana, Inc.	519,080	198,195,126	0.9%
* Laboratory Corp. of America Holdings	761,302	125,196,114	0.5%
Medtronic P.L.C.	3,334,526	325,549,773	1.4%
Pfizer, Inc.	24,516,708	940,460,919	4.1%
Quest Diagnostics, Inc.	975,068	107,364,737	0.5%
Thermo Fisher Scientific, Inc.	1,048,159	350,797,854	1.5%
Other Securities		854,270,600	3.7%

TOTAL HEALTH CARE		4,272,256,436	18.6%

INDUSTRIALS — (9.9%)
Eaton Corp. P.L.C.	1,805,121	150,727,604	0.7%
FedEx Corp.	1,023,792	129,786,112	0.6%
Norfolk Southern Corp.	1,352,330	231,383,663	1.0%
Raytheon Technologies Corp.	2,467,746	159,934,618	0.7%
Republic Services, Inc.	1,869,856	146,484,519	0.6%
Other Securities		1,463,731,259	6.3%

TOTAL INDUSTRIALS		2,282,047,775	9.9%

INFORMATION TECHNOLOGY — (10.8%)
Fidelity National Information Services, Inc.	1,262,868	166,559,660	0.7%
HP, Inc.	9,390,456	145,645,973	0.6%
Intel Corp.	17,205,184	1,031,966,936	4.5%
* Micron Technology, Inc.	5,140,431	246,175,241	1.1%
Other Securities		916,246,388	4.0%

TOTAL INFORMATION TECHNOLOGY		2,506,594,198	10.9%

MATERIALS — (5.1%)
Linde P.L.C.	682,849	125,637,387	0.5%
Newmont Corp.	1,822,997	108,431,862	0.5%
Other Securities		941,992,571	4.1%

TOTAL MATERIALS		1,176,061,820	5.1%

REAL ESTATE — (0.3%)
Other Securities		64,825,691	0.3%

UTILITIES — (0.3%)
Other Securities		75,242,602	0.3%

TOTAL COMMON STOCKS (Cost $19,730,793,532)		22,534,171,245	98.0%

TEMPORARY CASH INVESTMENTS — (1.4%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	310,708,876	310,708,876	1.4%

30

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	22,079,889	$255,486,398	1.1%

TOTAL INVESTMENTS — (100.0%) (Cost $20,296,945,427)		$23,100,366,519	100.5%

As of April 30, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,574	06/19/20	$329,401,150	$373,538,880	$44,137,730

Total Futures Contracts			$329,401,150	$373,538,880	$44,137,730

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,860,212,157	—	—	$2,860,212,157
Consumer Discretionary	1,296,368,163	—	—	1,296,368,163
Consumer Staples	1,174,842,502	—	—	1,174,842,502
Energy	2,235,724,772	—	—	2,235,724,772
Financials	4,589,995,129	—	—	4,589,995,129
Health Care	4,272,256,436	—	—	4,272,256,436
Industrials	2,282,047,775	—	—	2,282,047,775
Information Technology	2,506,594,198	—	—	2,506,594,198
Materials	1,176,061,820	—	—	1,176,061,820
Real Estate	64,825,691	—	—	64,825,691
Utilities	75,242,602	—	—	75,242,602
Temporary Cash Investments	310,708,876	—	—	310,708,876
Securities Lending Collateral	—	$255,486,398	—	255,486,398
Futures Contracts**	44,137,730	—	—	44,137,730

TOTAL	$22,889,017,851	$255,486,398	—	$23,144,504,249

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

31

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (14.5%)
Activision Blizzard, Inc.	496,359	$31,632,959	0.6%
AT&T, Inc.	7,109,251	216,618,878	3.8%
* Charter Communications, Inc., Class A	339,394	168,078,091	3.0%
Comcast Corp., Class A	6,410,970	241,244,801	4.3%
* T-Mobile US, Inc.	268,988	23,617,146	0.4%
Walt Disney Co. (The)	498,015	53,860,322	1.0%
Other Securities		103,798,756	1.7%

TOTAL COMMUNICATION SERVICES		838,850,953	14.8%

CONSUMER DISCRETIONARY — (5.4%)
General Motors Co.	1,095,598	24,420,879	0.4%
Target Corp.	259,962	28,528,230	0.5%
Other Securities		257,234,120	4.6%

TOTAL CONSUMER DISCRETIONARY		310,183,229	5.5%

CONSUMER STAPLES — (7.2%)
Archer-Daniels-Midland Co.	750,362	27,868,445	0.5%
Mondelez International, Inc., Class A	2,081,099	107,051,733	1.9%
Tyson Foods, Inc., Class A	405,030	25,188,816	0.5%
Walgreens Boots Alliance, Inc.	659,669	28,557,071	0.5%
Walmart, Inc.	1,173,687	142,661,655	2.5%
Other Securities		85,180,517	1.5%

TOTAL CONSUMER STAPLES		416,508,237	7.4%

ENERGY — (7.1%)
Chevron Corp.	1,350,819	124,275,348	2.2%
ConocoPhillips	1,439,649	60,609,223	1.1%
Exxon Mobil Corp.	620,038	28,813,166	0.5%
Marathon Petroleum Corp.	1,004,662	32,229,557	0.6%
Phillips 66	775,455	56,740,042	1.0%
Valero Energy Corp.	605,899	38,383,702	0.7%
Other Securities		65,559,918	1.1%

TOTAL ENERGY		406,610,956	7.2%

FINANCIALS — (19.0%)
Bank of America Corp.	5,929,137	142,595,745	2.5%
* Berkshire Hathaway, Inc., Class B	171,479	32,128,305	0.6%
Capital One Financial Corp.	333,920	21,624,659	0.4%
Citigroup, Inc.	1,441,183	69,983,846	1.2%
Goldman Sachs Group, Inc. (The)	198,993	36,499,296	0.7%
JPMorgan Chase & Co.	2,307,658	220,981,330	3.9%
Morgan Stanley	1,036,923	40,885,874	0.7%
PNC Financial Services Group, Inc. (The)	217,040	23,151,657	0.4%
Truist Financial Corp.	526,391	19,644,912	0.4%
Wells Fargo & Co.	2,422,026	70,359,855	1.3%
Other Securities		417,585,811	7.3%

TOTAL FINANCIALS		1,095,441,290	19.4%

32

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (18.1%)
Abbott Laboratories	915,297	$84,289,701	1.5%
Anthem, Inc.	504,640	141,667,587	2.5%
* Cigna Corp.	285,386	55,872,871	1.0%
CVS Health Corp.	1,510,745	92,986,355	1.7%
Danaher Corp.	375,873	61,440,201	1.1%
Humana, Inc.	198,071	75,627,469	1.3%
Medtronic P.L.C.	814,175	79,487,905	1.4%
Pfizer, Inc.	3,696,959	141,815,347	2.5%
Thermo Fisher Scientific, Inc.	435,609	145,789,620	2.6%
UnitedHealth Group, Inc.	89,716	26,239,239	0.5%
Other Securities		137,865,527	2.3%

TOTAL HEALTH CARE		1,043,081,822	18.4%

INDUSTRIALS — (12.2%)
CSX Corp.	1,008,000	66,759,840	1.2%
Eaton Corp. P.L.C.	265,270	22,150,045	0.4%
L3Harris Technologies, Inc.	127,356	24,668,857	0.4%
Norfolk Southern Corp.	545,229	93,288,682	1.7%
Republic Services, Inc.	429,755	33,667,007	0.6%
Union Pacific Corp.	420,400	67,175,716	1.2%
Other Securities		395,458,053	6.9%

TOTAL INDUSTRIALS		703,168,200	12.4%

INFORMATION TECHNOLOGY — (11.0%)
Fidelity National Information Services, Inc.	201,896	26,628,063	0.5%
Intel Corp.	4,943,498	296,511,010	5.3%
* Micron Technology, Inc.	878,203	42,057,142	0.8%
Other Securities		267,098,151	4.6%

TOTAL INFORMATION TECHNOLOGY		632,294,366	11.2%

MATERIALS — (3.0%)
Newmont Corp.	502,635	29,896,730	0.5%
Other Securities		142,776,213	2.6%

TOTAL MATERIALS		172,672,943	3.1%

REAL ESTATE — (0.2%)
Other Securities		10,573,765	0.2%

UTILITIES — (0.1%)
Other Securities		8,329,585	0.1%

TOTAL COMMON STOCKS (Cost $3,484,456,097)		5,637,715,346	99.7%

TEMPORARY CASH INVESTMENTS — (1.2%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	69,908,508	69,908,508	1.2%

33

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	4,829,090	$55,877,406	1.0%

TOTAL INVESTMENTS — (100.0%) (Cost $3,610,231,060)		$5,763,501,260	101.9%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$838,850,953	—	—	$838,850,953
Consumer Discretionary	310,180,848	$2,381	—	310,183,229
Consumer Staples	416,508,237	—	—	416,508,237
Energy	406,610,956	—	—	406,610,956
Financials	1,095,412,379	28,911	—	1,095,441,290
Health Care	1,043,081,822	—	—	1,043,081,822
Industrials	703,168,200	—	—	703,168,200
Information Technology	632,294,366	—	—	632,294,366
Materials	172,672,943	—	—	172,672,943
Real Estate	10,573,765	—	—	10,573,765
Utilities	8,329,585	—	—	8,329,585
Temporary Cash Investments	69,908,508	—	—	69,908,508
Securities Lending Collateral	—	55,877,406	—	55,877,406

TOTAL	$5,707,592,562	$55,908,698	—	$5,763,501,260

See accompanying Notes to Financial Statements.

34

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The U.S. Large Cap Value Series*	The Tax-Managed U.S. Marketwide Value Series*
ASSETS:
Investment Securities at Value (including $637,919, $621,031 and $125,406 of securities on loan, respectively)	$9,376,464	$22,534,171	$5,637,715
Temporary Cash Investments at Value & Cost	—	310,709	69,909
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $595,071, $255,443 and $55,866, respectively)	595,253	255,486	55,877
Segregated Cash for Futures Contracts	10,116	30,888	—
Foreign Currencies at Value	55,205	5	—
Cash	61,426	—	—
Receivables:
Investment Securities Sold	23,162	90,360	3
Dividends, Interest and Tax Reclaims	74,471	28,740	6,351
Securities Lending Income	1,009	134	75

Total Assets	10,197,106	23,250,493	5,769,930

LIABILITIES:
Payables:
Upon Return of Securities Loaned	595,098	255,800	55,886
Investment Securities Purchased	1,479	—	58,713
Due to Advisor	1,513	1,779	854
Futures Margin Variation	1,627	3,077	—
Unrealized Loss on Foreign Currency Contracts	28	—	—
Accrued Expenses and Other Liabilities	957	1,662	430

Total Liabilities	600,702	262,318	115,883

NET ASSETS.	$9,596,404	$22,988,175	$5,654,047

Investment Securities at Cost	$12,176,940	$19,730,793	$3,484,456

Foreign Currencies at Cost	$55,465	$5	$—

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

35

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series#	The U.S. Large Cap Value Series#	The Tax-Managed U.S. Marketwide Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $17,642, $0 and $11, respectively)	$166,389	$361,846	$80,723
Income from Securities Lending	2,415	747	513

Total Investment Income	168,804	362,593	81,236

Expenses
Investment Management Fees	11,417	13,889	6,750
Accounting & Transfer Agent Fees	246	585	145
Custodian Fees	369	143	37
Shareholders’ Reports	7	9	8
Directors’/Trustees’ Fees & Expenses	31	76	18
Professional Fees	90	174	42
Other	120	114	42

Total Expenses	12,280	14,990	7,042

Fees Paid Indirectly (Note C)	(435)	—	—

Net Expenses	11,845	14,990	7,042

Net Investment Income (Loss)	156,959	347,603	74,194

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(127,766)	(142,940)	(100,535)
Affiliated Investment Companies Shares Sold	(14)	(362)	(20)
Futures	5,224	(16,837)	—
Foreign Currency Transactions	(2,418)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,012,958)	(5,194,811)	(1,165,156)
Affiliated Investment Companies Shares	150	(1)	(5)
Futures	11,212	42,754	—
Translation of Foreign Currency-Denominated Amounts	26	—	—

Net Realized and Unrealized Gain (Loss)	(3,126,544)	(5,312,197)	(1,265,716)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,969,585)	$(4,964,594)	$(1,191,522)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

36

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The U.S. Large Cap Value Series		The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$156,959	$472,464	$347,603	$725,339	$74,194	$151,159
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(127,766)	(46,440)	(142,940)	699,155	(100,535)	102,290
Affiliated Investment Companies Shares Sold	(14)	14	(362)	35	(20)	—
Futures	5,224	3,070	(16,837)	(1,255)	—	(2,039)
Foreign Currency Transactions	(2,418)	928	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,012,958)	(6,446)	(5,194,811)	565,227	(1,165,156)	326,938
Affiliated Investment Companies Shares	150	(10)	(1)	21	(5)	9
Futures	11,212	7,836	42,754	15,103	—	—
Translation of Foreign Currency-Denominated Amounts	26	652	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,969,585)	432,068	(4,964,594)	2,003,625	(1,191,522)	578,357

Transactions in Interest:
Contributions	838,373	903,879	578,605	1,481,953	195,324	305,972
Withdrawals	(693,234)	(1,068,437)	(2,555,514)	(2,798,695)	(627,510)	(436,360)

Net Increase (Decrease) from Transactions in Interest	145,139	(164,558)	(1,976,909)	(1,316,742)	(432,186)	(130,388)

Total Increase (Decrease) in Net Assets	(2,824,446)	267,510	(6,941,503)	686,883	(1,623,708)	447,969
Net Assets
Beginning of Period.	12,420,850	12,153,340	29,929,678	29,242,795	7,277,755	6,829,786

End of Period	$9,596,404	$12,420,850	$22,988,175	$29,929,678	$5,654,047	$7,277,755

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

37

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The DFA International Value Series
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Total Return	(24.27	%)(B)	3.60%	(8.10%)	26.53%	(0.10%)	(5.35%)

Net Assets, End of Period (thousands)	$9,596,404		$12,420,850	$12,153,340	$12,732,150	$9,729,540	$9,227,905
Ratio of Expenses to Average Net Assets	0.21	%(D)	0.21%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22	%(D)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.75	%(D)	3.92%	3.21%	3.33%	3.72%	3.31%
Portfolio Turnover Rate	4	%(B)	16%	20%	17%	17%	21%

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Total Return	(17.24	%)(B)	7.15%	2.95%	24.31%	4.75%	1.32%

Net Assets, End of Period (thousands)	$22,988,175		$29,929,678	$29,242,795	$27,676,546	$20,916,568	$19,094,057
Ratio of Expenses to Average Net Assets	0.11	%(D)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.11	%(D)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.50	%(D)	2.50%	2.14%	2.19%	2.39%	2.20%
Portfolio Turnover Rate	3	%(B)	10%	13%	15%	15%	16%

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Total Return	(15.94	%)(B)	8.83%	4.26%	22.61%	2.79%	2.93%

Net Assets, End of Period (thousands)	$5,654,047		$7,277,755	$6,829,786	$6,667,096	$5,538,404	$5,348,412
Ratio of Expenses to Average Net Assets	0.21	%(D)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.21	%(D)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.20	%(D)	2.20%	1.99%	2.02%	2.05%	1.82%
Portfolio Turnover Rate	5	%(B)	10%	5%	7%	9%	6%

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, three of which, The DFA International Value Series, The U.S. Large Cap Value Series, and The Tax-Managed U.S. Marketwide Value Series (the “Series”), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1.    Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The DFA International Value Series (the “International Series”) will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day

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at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Series shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on International Series’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation: Securities and other assets and liabilities of the International Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

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The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4.    Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets. The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the six months ended April 30, 2020, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10% and 0.20% of the average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series, and The Tax-Managed U.S. Marketwide Value Series, respectively.

Earned Income Credit:

Additionally, certain Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series’ net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
The DFA International Value Series	$435

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2020, the total related amounts paid by the Trust to the CCO was $45 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$327
The U.S. Large Cap Value Series	504
The Tax-Managed U.S. Marketwide Value Series	147

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Other Investment Securities
	Purchases	Sales
The DFA International Value Series	$734,331	$454,280
The U.S. Large Cap Value Series	799,823	2,636,036
The Tax-Managed U.S. Marketwide Value Series	342,012	695,699

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$257,592	$2,429,069	$2,091,544	$(14)	$150	$595,253	51,444	$7,873	—

Total	$257,592	$2,429,069	$2,091,544	$(14)	$150	$595,253	51,444	$7,873	—

The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$255,892	$2,013,964	$2,014,007	$(362)	$(1)	$255,486	22,080	$8,458	—

Total	$255,892	$2,013,964	$2,014,007	$(362)	$(1)	$255,486	22,080	$8,458	—

The Tax-Managed U.S. Marketwide Value Series
The DFA Short Term Investment Fund	$101,760	$399,340	$445,198	$(20)	$(5)	$55,877	4,829	$2,361	—

Total	$101,760	$399,340	$445,198	$(20)	$(5)	$55,877	4,829	$2,361	—

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F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$12,499,891	$1,563,341	$(999,237)	$564,104
The U.S. Large Cap Value Series	23,161,639	8,927,588	(1,094,999)	7,832,589
The Tax-Managed U.S. Marketwide Value Series	4,155,454	3,282,037	(155,912)	3,126,125

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2.    Forward Currency Contracts: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series’ currency exposure with respect to a foreign market will be based primarily on the Series’ existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Series record a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

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3.    Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by a Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$111,790
The U.S. Large Cap Value Series	236,985

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts *,(1)
The DFA International Value Series	$12,257	$12,257
The U.S. Large Cap Value Series	44,138	44,138

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$5,224	$5,224

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	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(16,837)	$(16,837)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$11,212	$11,212
The U.S. Large Cap Value Series	42,754	42,754

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
The DFA International Value Series	2.31%	$3,545	4	$1	$7,955	—
The U.S. Large Cap Value Series	2.30%	20,086	1	1	20,086	—

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
The Tax-Managed U.S. Marketwide Value Series	1.66%	$14,410	31	$14	$48,174	—

*	Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2020, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2020.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$29,654	$39,329	$(23,980)
The U.S. Large Cap Value Series	127,589	123,977	3,655
The Tax-Managed U.S. Marketwide Value Series	36,720	11,234	(1,210)

J. Securities Lending:

As of April 30, 2020, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, each Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$69,564
The U.S. Large Cap Value Series	394,753

48

Non-Cash Collateral Market Value
The Tax-Managed U.S. Marketwide Value Series	$74,899

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$595,098	—	—	—	$595,098
The U.S. Large Cap Value Series
Common Stocks	255,800	—	—	—	255,800
The Tax-Managed U.S. Marketwide Value Series
Common Stocks	55,886	—	—	—	55,886

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K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Series’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the

50

individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in Merit Management Group, LP v. FTI Consulting, Inc., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for

51

the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Series may be adversely affected in the near term and, potentially, beyond.

52

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

53

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

54

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio or series (collectively, the “Funds”) and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

55

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

56

DFA043020-008S 00245694

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

Emerging Markets Portfolio II

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on the Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform the Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedule of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Emerging Markets Portfolio II (2)
Actual Fund Return	$1,000.00	$857.60	0.36%	$1.66
Hypothetical 5% Annual Return	$1,000.00	$1,023.07	0.36%	$1.81

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

Affiliated Investment Company
Emerging Markets Portfolio II	100.0%

3

EMERGING MARKETS PORTFOLIO II

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$55,663,905

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$55,663,905

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

4

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020 (Unaudited)

(Amounts in thousands, except share and per share amounts)

Emerging Markets Portfolio II
ASSETS:
Investment in Affiliated Investment Company at Value	$55,664
Receivables:
Fund Shares Sold	74
Prepaid Expenses and Other Assets	7

Total Assets	55,745

LIABILITIES:
Payables:
Due to Advisor	7
Accrued Expenses and Other Liabilities	20

Total Liabilities	27

NET ASSETS	$55,718

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	2,890,729

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.27

NET ASSETS CONSIST OF:
Paid-In Capital	$106
Total Distributable Earnings (Loss)	55,612

NET ASSETS	$55,718

(1) NUMBER OF SHARES AUTHORIZED	300,000,000

See accompanying Notes to Financial Statements.

5

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

Emerging Markets Portfolio II*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $79)	$578
Income from Securities Lending	21
Expenses Allocated from Affiliated Investment Companies	(42)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	557

Fund Expenses
Investment Management Fees	80
Accounting & Transfer Agent Fees	5
Filing Fees	10
Shareholders’ Reports	6

Total Fund Expenses	101

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(31)

Net Expenses	70

Net Investment Income (Loss)	487

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	1,097
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(10,973)

Net Realized and Unrealized Gain (Loss)	(9,876)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,389)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio II***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$487	$1,861
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	1,097	5,991
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(10,973)	(1,123)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,389)	6,729

Distributions:
Institutional Class Shares	(7,894)	(4,951)
Capital Share Transactions (1):
Shares Issued	9,632	18,130
Shares Issued in Lieu of Cash Distributions	7,894	4,951
Shares Redeemed	(10,942)	(21,304)

Net Increase (Decrease) from Capital Share Transactions	6,584	1,777

Total Increase (Decrease) in Net Assets	(10,699)	3,555
Net Assets
Beginning of Period	66,417	62,862

End of Period	$55,718	$66,417

(1) Shares Issued and Redeemed:
Shares Issued	448	729
Shares Issued in Lieu of Cash Distributions	333	215
Shares Redeemed	(515)	(863)

Net Increase (Decrease) from Shares Issued and Redeemed	266	81

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio II
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$25.30		$24.71	$28.65	$23.46	$21.80	$26.34

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.69	0.63	0.49	0.48	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.22)		1.87	(4.01)	5.22	1.85	(4.45)

Total from Investment Operations	(3.05)		2.56	(3.38)	5.71	2.33	(3.92)

Less Distributions:
Net Investment Income	(0.98)		(0.73)	(0.56)	(0.52)	(0.67)	(0.62)
Net Realized Gains	(2.00)		(1.24)	—	—	—	—

Total Distributions	(2.98)		(1.97)	(0.56)	(0.52)	(0.67)	(0.62)

Net Asset Value, End of Period	$19.27		$25.30	$24.71	$28.65	$23.46	$21.80

Total Return	(14.24	%)(B)	11.14%	(12.03%)	25.04%	11.26%	(15.02%)

Net Assets, End of Period (thousands)	$55,718		$66,417	$62,862	$83,299	$83,330	$82,418
Ratio of Expenses to Average Net Assets (C)	0.36	%(D)	0.38%	0.34%	0.34%	0.34%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (C)	0.46	%(D)	0.48%	0.44%	0.44%	0.44%	0.36%
Ratio of Net Investment Income to Average Net Assets (C)	1.54	%(D)	2.79%	2.21%	1.95%	2.25%	2.18%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, Emerging Markets Portfolio II (the “Portfolio”), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The Emerging Markets Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2020, the Portfolio owned 1% of its Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

9

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the six months ended April 30, 2020, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% of the Portfolio’s average daily net assets. Effective July 21, 2015, pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

During the six months ended April 30, 2020, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)
Emerging Markets Portfolio II	0.25%	$31

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $20 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

10

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Emerging Markets Portfolio II	$6

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Emerging Markets Portfolio II
2018	$1,653	—	—	$1,653
2019	1,831	$3,120	—	4,951

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Portfolio II	$2,494	$5,297	$65,114	$72,905

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

11

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Portfolio II	$ (—)	$56,286	—	$56,286

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

12

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2020.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolio’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

J. Other:

As of April 30, 2020, one shareholder held 100% of the outstanding shares of the Portfolio. The one shareholder may be an omnibus account, which typically hold shares for the benefit of several other underlying investors.

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

13

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

14

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
Emerging Markets Portfolio II December 17, 2019	48%	0%	52%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

15

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

The Emerging Markets Series
Actual Fund Return	$1,000.00	$858.80	0.13%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.22	0.13%	$0.65

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

16

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIO

The Emerging Markets Series
Communication Services	11.1%
Consumer Discretionary	11.7%
Consumer Staples	7.7%
Energy	5.8%
Financials	18.6%
Health Care	3.3%
Industrials	6.4%
Information Technology	20.1%
Materials	8.8%
Real Estate	3.7%
Utilities	2.8%

100.0%

17

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
BRAZIL — (4.2%)
Vale SA	3,260,013	$26,893,500	0.5%
Other Securities		199,521,427	3.7%

TOTAL BRAZIL		226,414,927	4.2%

CHILE — (0.8%)
Other Securities		43,561,794	0.8%

CHINA — (29.6%)
* Alibaba Group Holding, Ltd., Sponsored ADR	820,397	166,269,873	3.1%
* Baidu, Inc., Sponsored ADR	251,456	25,379,454	0.5%
Bank of China, Ltd., Class H	47,943,181	18,252,100	0.3%
China Construction Bank Corp., Class H	76,613,590	61,494,905	1.2%
China Merchants Bank Co., Ltd., Class H	3,814,554	18,051,647	0.3%
# China Mobile, Ltd., Sponsored ADR	985,751	39,400,467	0.7%
China Overseas Land & Investment, Ltd.	8,252,500	30,484,287	0.6%
# China Pacific Insurance Group Co., Ltd., Class H	4,381,600	14,496,215	0.3%
China Resources Land, Ltd.	5,224,666	21,589,382	0.4%
Country Garden Holdings Co., Ltd.	13,960,087	18,083,552	0.3%
# Geely Automobile Holdings, Ltd.	9,846,000	15,315,665	0.3%
Hengan International Group Co., Ltd.	1,801,500	16,020,639	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	51,034,185	34,218,887	0.6%
Longfor Group Holdings, Ltd.	2,962,500	15,061,441	0.3%
NetEase, Inc., ADR	66,818	23,049,537	0.4%
Ping An Insurance Group Co. of China, Ltd., Class H	5,575,000	56,732,640	1.1%
Shenzhou International Group Holdings, Ltd.	1,251,200	14,440,889	0.3%
Sino Biopharmaceutical, Ltd.	13,413,000	19,550,777	0.4%
# Sunac China Holdings, Ltd.	4,813,000	21,529,758	0.4%
Tencent Holdings, Ltd.	4,136,100	217,432,430	4.1%
* Vipshop Holdings, Ltd., ADR	978,073	15,580,703	0.3%
Yum China Holdings, Inc.	404,145	19,584,867	0.4%
Other Securities		700,426,910	13.1%

TOTAL CHINA		1,582,447,025	29.7%

COLOMBIA — (0.2%)
Other Securities		13,457,692	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		5,175,884	0.1%

EGYPT — (0.1%)
Other Securities		5,721,808	0.1%

GREECE — (0.3%)
Other Securities		14,600,465	0.3%

HUNGARY — (0.4%)
Other Securities		19,309,144	0.4%

INDIA — (11.4%)
* Bharti Airtel, Ltd.	2,109,825	14,375,148	0.3%

18

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
HDFC Bank Ltd.	2,767,968	$36,282,920	0.7%
Hindustan Unilever, Ltd.	860,496	25,029,633	0.5%
Housing Development Finance Corp., Ltd.	950,283	24,039,098	0.5%
Infosys, Ltd.	3,098,099	28,940,119	0.5%
Reliance Industries, Ltd.	2,888,961	56,093,472	1.1%
Tata Consultancy Services, Ltd.	1,056,733	28,045,010	0.5%
Other Securities		394,067,524	7.3%

TOTAL INDIA		606,872,924	11.4%

INDONESIA — (2.0%)
Bank Central Asia Tbk PT	8,034,700	13,917,625	0.3%
Other Securities		93,995,339	1.7%

TOTAL INDONESIA		107,912,964	2.0%

MALAYSIA — (2.4%)
Public Bank Bhd	3,656,014	13,894,928	0.3%
Other Securities		112,365,395	2.1%

TOTAL MALAYSIA		126,260,323	2.4%

MEXICO — (2.5%)
# America Movil S.A.B. de C.V.	42,138,949	25,457,163	0.5%
# Wal-Mart de Mexico S.A.B. de C.V.	5,908,041	14,259,605	0.3%
Other Securities		93,426,057	1.7%

TOTAL MEXICO		133,142,825	2.5%

PERU — (0.2%)
Other Securities		9,106,694	0.2%

PHILIPPINES — (1.1%)
Other Securities		57,478,880	1.1%

POLAND — (1.0%)
Other Securities		53,217,670	1.0%

QATAR — (0.0%)
Other Securities		449,578	0.0%

RUSSIA — (1.6%)
Lukoil PJSC, Sponsored ADR	240,181	15,668,865	0.3%
Other Securities		67,591,584	1.3%

TOTAL RUSSIA		83,260,449	1.6%

SAUDI ARABIA — (0.1%)
Other Securities		4,263,526	0.1%

SOUTH AFRICA — (4.8%)
AngloGold Ashanti, Ltd., Sponsored ADR	1,137,975	27,755,210	0.5%
Gold Fields, Ltd., Sponsored ADR	3,335,761	24,484,486	0.5%
Naspers, Ltd., Class N	236,845	36,864,544	0.7%
Other Securities		168,712,643	3.1%

TOTAL SOUTH AFRICA		257,816,883	4.8%

19

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (14.1%)
LG Electronics, Inc.	320,927	$14,443,342	0.3%
NAVER Corp.	89,419	14,497,553	0.3%
Samsung Electronics Co., Ltd.	4,912,950	202,008,351	3.8%
Samsung Electronics Co., Ltd. US7960508882, GDR	49,401	51,333,104	1.0%
SK Hynix, Inc.	683,251	47,019,660	0.9%
Other Securities		425,498,339	7.9%

TOTAL SOUTH KOREA		754,800,349	14.2%

TAIWAN — (16.5%)
ASE Technology Holding Co., Ltd.	7,079,782	15,771,711	0.3%
China Steel Corp.	20,917,932	14,010,136	0.3%
E.Sun Financial Holding Co., Ltd.	16,099,057	14,627,445	0.3%
Hon Hai Precision Industry Co., Ltd.	8,462,322	21,747,882	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	21,917,808	221,102,370	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,261,386	67,017,438	1.3%
Other Securities		525,986,054	9.8%

TOTAL TAIWAN		880,263,036	16.5%

THAILAND — (2.8%)
Other Securities		151,995,708	2.8%

TURKEY — (0.7%)
Other Securities		35,548,892	0.7%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		538,410	0.0%

TOTAL COMMON STOCKS		5,173,617,850	97.1%

PREFERRED STOCKS — (1.0%)

BRAZIL — (1.0%)
Itau Unibanco Holding SA	4,059,008	16,996,196	0.3%
Other Securities		33,456,607	0.7%

TOTAL BRAZIL		50,452,803	1.0%

CHILE — (0.0%)
Other Security		1,029,137	0.0%

COLOMBIA — (0.0%)
Other Securities		2,305,969	0.0%

SOUTH KOREA — (0.0%)
Other Securities		351,578	0.0%

TOTAL PREFERRED STOCKS		54,139,487	1.0%

RIGHTS/WARRANTS — (0.0%)

SOUTH KOREA — (0.0%)
Other Security		37,214	0.0%

20

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Security		$10,614	0.0%

TOTAL RIGHTS/WARRANTS		47,828	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,216,507,462)		5,227,805,165

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	9,785,654	113,229,798	2.1%

TOTAL INVESTMENTS — (100.0%) (Cost $4,329,711,711)		$5,341,034,963	100.2%

As of April 30, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,073,892	$29,441,750	$2,367,858
S&P 500® Emini Index	407	06/19/20	52,734,735	59,063,840	6,329,105

Total Futures Contracts			$79,808,627	$88,505,590	$8,696,963

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$226,414,927	—	—	$226,414,927
Chile	43,561,794	—	—	43,561,794
China	407,671,161	$1,174,775,864	—	1,582,447,025
Colombia	13,457,692	—	—	13,457,692
Czech Republic	—	5,175,884	—	5,175,884
Egypt	11,776	5,710,032	—	5,721,808
Greece	—	14,600,465	—	14,600,465
Hungary	—	19,309,144	—	19,309,144
India	30,877,440	575,995,484	—	606,872,924
Indonesia	2,736,495	105,176,469	—	107,912,964
Malaysia	—	126,260,323	—	126,260,323
Mexico	133,142,825	—	—	133,142,825
Peru	9,106,694	—	—	9,106,694
Philippines	3,019,203	54,459,677	—	57,478,880
Poland	—	53,217,670	—	53,217,670
Qatar	—	449,578	—	449,578
Russia	15,797,855	67,462,594	—	83,260,449
Saudi Arabia	—	4,263,526	—	4,263,526
South Africa	67,292,074	190,524,809	—	257,816,883
South Korea	9,339,251	745,461,098	—	754,800,349
Taiwan	74,347,317	805,915,719	—	880,263,036
Thailand	151,995,708	—	—	151,995,708

21

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	—	$35,548,892	—	$35,548,892
United Arab Emirates	—	538,410	—	538,410
Preferred Stocks
Brazil	$50,452,803	—	—	50,452,803
Chile	1,029,137	—	—	1,029,137
Colombia	2,305,969	—	—	2,305,969
South Korea	—	351,578	—	351,578
Rights/Warrants
South Korea	—	37,214	—	37,214
Taiwan	—	10,614	—	10,614
Securities Lending Collateral	—	113,229,798	—	113,229,798
Futures Contracts**	8,696,963	—	—	8,696,963

TOTAL	$1,251,257,084	$4,098,474,842	—	$5,349,731,926

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

22

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

The Emerging Markets Series*
ASSETS:
Investment Securities at Value (including $190,326 of securities on loan, respectively)	$5,227,805
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $113,204)	113,230
Segregated Cash for Futures Contracts	8,459
Foreign Currencies at Value	30,049
Cash	48,573
Receivables:
Investment Securities Sold	8,698
Dividends, Interest and Tax Reclaims	7,270
Securities Lending Income	367
Unrealized Gain on Foreign Currency Contracts	75

Total Assets	5,444,526

LIABILITIES:
Payables:
Upon Return of Securities Loaned	113,234
Investment Securities Purchased	424
Due to Advisor	415
Futures Margin Variation	1,416
Accrued Expenses and Other Liabilities	1,046

Total Liabilities	116,535

NET ASSETS	$5,327,991

Investment Securities at Cost	$4,216,507

Foreign Currencies at Cost	$30,449

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

23

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

The Emerging Markets Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,104)	$52,164
Income from Securities Lending	1,881

Total Investment Income	54,045

Expenses
Investment Management Fees	2,856
Accounting & Transfer Agent Fees	127
Custodian Fees	907
Shareholders’ Reports	7
Directors’/Trustees’ Fees & Expenses	15
Professional Fees	69
Other	51

Total Expenses	4,032

Fees Paid Indirectly (Note C)	(227)

Net Expenses	3,805

Net Investment Income (Loss)	50,240

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(37,247)
Affiliated Investment Companies Shares Sold	(11)
Futures	(4,089)
Foreign Currency Transactions	(3,493)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(807,082)
Affiliated Investment Companies Shares	6
Futures	8,293
Translation of Foreign Currency-Denominated Amounts	(288)

Net Realized and Unrealized Gain (Loss)	(843,911)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(793,671)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

24

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,240	$177,871
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(37,247)	(58,802)
Affiliated Investment Companies Shares Sold	(11)	(6)
Futures	(4,089)	1,845
Foreign Currency Transactions	(3,493)	(438)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(807,082)	502,945
Affiliated Investment Companies Shares	6	9
Futures	8,293	3,110
Translation of Foreign Currency-Denominated Amounts	(288)	21

Net Increase (Decrease) in Net Assets Resulting from Operations	(793,671)	626,555

Transactions in Interest:
Contributions	975,720	437,177
Withdrawals	(888,220)	(499,219)

Net Increase (Decrease) from Transactions in Interest	87,500	(62,042)

Total Increase (Decrease) in Net Assets	(706,171)	564,513
Net Assets
Beginning of Period	6,034,162	5,469,649

End of Period	$5,327,991	$6,034,162

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

25

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Emerging Markets Series
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Total Return	(14.12	%)(B)	11.40%	(11.83%)	25.26%	11.44%	(14.86%)

Net Assets, End of Period (thousands)	$5,327,991		$6,034,162	$5,469,649	$6,723,207	$4,997,731	$4,403,555
Ratio of Expenses to Average Net Assets	0.13	%(D)	0.14%	0.14%	0.15%	0.15%	0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(D)	0.15%	0.14%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.76	%(D)	3.04%	2.40%	2.23%	2.45%	2.39%
Portfolio Turnover Rate	11	%(B)	9%	12%	8%	5%	9%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

26

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The Emerging Markets Series (the “Series”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset

27

value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Series’ shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Series enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of

28

Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Series is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2020, investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets for the Series.

Earned Income Credit:

Additionally, the Series has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of its custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series’ net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
The Emerging Markets Series	$227

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2020, the total related amount paid by the Trust to the CCO was $45 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

29

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The Emerging Markets Series	$125

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Other Investment Securities
	Purchases	Sales
The Emerging Markets Series	$720,140	$618,661

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$133,344	$352,311	$372,420	$(11)	$6	$113,230	9,786	$3,062	—

Total	$133,344	$352,311	$372,420	$(11)	$6	$113,230	9,786	$3,062	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Emerging Markets Series	$4,301,031	$2,317,469	$(372,458)	$1,945,011

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

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financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Forward Currency Contracts: The Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Series’ currency exposure with respect to a foreign market will be based primarily on the Series’ existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amount in thousands):

Futures*
The Emerging Markets Series	$61,299

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts *,(1)
The Emerging Markets Series	$8,697	$8,697

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The Emerging Markets Series	$(4,089)	$(4,089)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The Emerging Markets Series	$8,293	$8,293

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

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The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
The Emerging Markets Series	2.30%	$61	1	—	$61	—

*	Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2020, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2020.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The Emerging Markets Series	$1,169	$1,727	$(643)

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J. Securities Lending:

As of April 30, 2020, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The Emerging Markets Series	$90,326

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Emerging Markets Series
Common Stocks	$113,234	—	—	—	$113,234

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K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Series’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Series may be adversely affected in the near term and, potentially, beyond.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

37

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for Emerging Markets Portfolio II and The Emerging Markets Series (collectively, the “Funds”) and the sub-advisory agreements for The Emerging Markets Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The Emerging Markets Series. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

38

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

39

DFA043020-011S 00245695

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio	DFA LTIP Portfolio

DFA Two-Year Global Fixed Income Portfolio	DFA Inflation-Protected Securities Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Short-Duration Real Return Portfolio

DFA Five-Year Global Fixed Income Portfolio	DFA Municipal Real Return Portfolio

DFA World ex U.S. Government Fixed Income Portfolio	DFA California Municipal Real Return Portfolio

DFA Short-Term Government Portfolio	DFA Municipal Bond Portfolio

DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Municipal Bond Portfolio

DFA Short-Term Extended Quality Portfolio	DFA Intermediate-Term Municipal Bond Portfolio

DFA Intermediate-Term Extended Quality Portfolio	DFA California Short-Term Municipal Bond Portfolio

DFA Targeted Credit Portfolio	DFA California Intermediate-Term Municipal Bond Portfolio

DFA Global Core Plus Fixed Income Portfolio	DFA NY Municipal Bond Portfolio

DFA Investment Grade Portfolio	DFA MN Municipal Bond Portfolio

DFA Diversified Fixed Income Portfolio	DFA Oregon Municipal Bond Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

Page
Board Approval of Investment Management Agreements	291

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

LIBOR	London Interbank Offered Rate
P.L.C.	Public Limited Company
SA	Special Assessment
USTMMR	U.S. Treasury Money Market Rate
AGM	Assured Guaranty Municipal Corporation
ETM	Escrowed to Maturity
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
ST	Special Tax
ST AID WITHHLDG	State Aid Withholding
AMBAC	American Municipal Bond Assurance Corporation
SD CRED PROG	School District Credit Program
SCH BD RES FD	School Board Resolution Fund
ST GTD	State Guaranteed
FGIC	Federal Guaranty Insurance Corporation
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars
NZD	New Zealand Dollars
JPY	Japanese Yen

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Investment Footnotes

†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2020.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
¥	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,007.10	0.17%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86
DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,009.30	0.17%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,001.10	0.17%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,009.00	0.27%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36
DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,015.90	0.19%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96
DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$1,006.70	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,079.30	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60
DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,005.50	0.22%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,016.30	0.22%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$991.00	0.20%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01
DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$997.80	0.30%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51
DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$1,045.00	0.22%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$1,045.60	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$1,184.20	0.15%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75
DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,048.30	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60
DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$984.60	0.24%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21
DFA Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$969.70	0.23%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16
DFA California Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$963.00	0.27%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36
DFA Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,004.50	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,005.50	0.22%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
DFA Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,005.70	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,004.00	0.22%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
DFA California Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$997.30	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16
DFA NY Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,003.70	0.24%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA MN Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,005.60	0.31%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.32	0.31%	$1.56
DFA Oregon Municipal Bond Portfolio (3)
Actual Fund Return	$1,000.00	$1,003.90	0.30%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

DFA Oregon Municipal Bond Portfolio commenced operations on September 10, 2019. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (233), then divided by the number of days in the year (366) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 182 day period for the period ended April 30, 2020 to allow for comparability.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Corporate	13.8%
Government	44.2%
Foreign Corporate	15.2%
Foreign Government	14.1%
Supranational	12.7%

100.0%

DFA Five-Year Global Fixed Income Portfolio
Corporate	6.9%
Foreign Corporate	31.9%
Foreign Government	46.9%
Supranational	14.3%

100.0%

DFA Intermediate Government Fixed Income Portfolio
Government	100.0%

100.0%

DFA Targeted Credit Portfolio
Corporate	53.5%
Government	2.3%
Foreign Corporate	42.6%
Foreign Government	1.3%
Supranational	0.3%

100.0%

DFA Two-Year Global Fixed Income Portfolio
Corporate	12.3%
Government	3.8%
Foreign Corporate	30.5%
Foreign Government	36.2%
Supranational	17.2%

100.0%

DFA World ex U.S. Government Fixed Income Portfolio
Government	1.5%
Foreign Government	85.7%
Supranational	12.8%

100.0%

DFA Short-Term Extended Quality Portfolio
Corporate	34.4%
Government	9.9%
Foreign Corporate	33.1%
Foreign Government	16.8%
Supranational	5.8%

100.0%

DFA Global Core Plus Fixed Income Portfolio
Corporate	45.3%
Government	8.4%
Foreign Corporate	27.6%
Foreign Government	14.2%
Supranational	4.5%

100.0%

DFA Selectively Hedged Global Fixed Income Portfolio
Corporate	35.3%
Government	9.2%
Foreign Corporate	34.8%
Foreign Government	15.1%
Supranational	5.6%

100.0%

DFA Short-Term Government Portfolio
Government	100.0%

100.0%

DFA Intermediate-Term Extended Quality Portfolio
Corporate	70.1%
Government	10.1%
Foreign Corporate	19.7%
Foreign Government	0.1%

100.0%

DFA Investment Grade Portfolio
Corporate	44.8%
Government	41.7%
Foreign Corporate	11.7%
Foreign Government	1.8%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

continued

DFA Diversified Fixed Income Portfolio
Government	19.5%
Affiliated Investment Companies	80.5%

100.0%

DFA Short-Duration Real Return Portfolio
Corporate	43.7%
Government	11.8%
Foreign Corporate	33.8%
Foreign Government	7.6%
Supranational	3.1%

100.0%

DFA Municipal Bond Portfolio
Muni G.O. Local	57.8%
Muni G.O. State	23.9%
Muni Revenue	16.1%
Muni Pre-Refunded	2.2%

100.0%

DFA California Short-Term Municipal Bond Portfolio
Muni G.O. Local	52.3%
Muni G.O. State	16.1%
Muni Revenue	19.5%
Muni Pre-Refunded	12.1%

100.0%
DFA MN Municipal Bond Portfolio
Muni G.O. Local	66.9%
Muni G.O. State	15.4%
Muni Revenue.	12.7%
Muni Pre-Refunded	5.0%

100.0%

DFA LTIP Portfolio
Government	100.0%

100.0%

DFA Municipal Real Return Portfolio
Muni G.O. Local	52.4%
Muni G.O. State	24.6%
Muni Revenue	21.2%
Muni Pre-Refunded	1.8%

100.0%

DFA Short-Term Municipal Bond Portfolio
Muni G.O. Local	49.7%
Muni G.O. State	27.9%
Muni Revenue	17.6%
Muni Pre-Refunded	4.8%

100.0%

DFA California Intermediate-Term Municipal Bond Portfolio
Muni G.O. Local	39.0%
Muni G.O. State	20.2%
Muni Insured	0.1%
Muni Revenue	24.1%
Muni Pre-Refunded	16.6%

100.0%

DFA Oregon Municipal Bond Portfolio
Muni G.O. Local	35.1%
Muni G.O. State	16.1%
Muni Revenue	35.7%
Muni Pre-Refunded	13.1%

100.0%

DFA Inflation-Protected Securities Portfolio
Government	100.0%

100.0%

DFA California Municipal Real Return Portfolio
Muni G.O. Local	40.8%
Muni G.O. State	17.6%
Muni Revenue	22.6%
Muni Pre-Refunded	19.0%

100.0%

DFA Intermediate-Term Municipal Bond Portfolio
Muni G.O. Local	50.1%
Muni G.O. State	32.0%
Muni Insured	0.2%
Muni Revenue	16.3%
Muni Pre-Refunded	1.4%

100.0%

DFA NY Municipal Bond Portfolio
Muni G.O. Local	68.1%
Muni G.O. State	3.9%
Muni Revenue	22.9%
Muni Pre-Refunded	5.1%

100.0%

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Face
		Amount	Value†
		(000)
AGENCY OBLIGATIONS — (15.2%)
Federal Farm Credit Bank, Floating Rate Note, 1M USD LIBOR + 0.015%, FRN
(r)	0.766%, 03/17/21	50,000	$50,046,244
Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	0.839%, 04/16/21	112,000	112,066,814
Federal Home Loan Bank
	0.000%, 05/05/20	24,752	24,751,752
	0.000%, 05/06/20	73,500	73,499,081
	0.000%, 05/08/20	50,000	49,999,125
	0.000%, 05/12/20	75,000	74,997,937
	0.000%, 05/15/20	34,000	33,998,810
	0.000%, 05/26/20	75,000	74,995,312
	0.000%, 05/29/20	100,000	99,993,000
	0.000%, 06/01/20	50,000	49,995,695
	0.000%, 06/04/20	42,750	42,745,963
	0.000%, 07/02/20	75,000	74,984,500
#	0.000%, 07/20/20	52,000	51,986,133
#	0.000%, 08/19/20	75,000	74,972,500
	0.000%, 09/01/20	110,000	109,951,141
	0.000%, 10/16/20	75,000	74,954,500
	0.000%, 10/19/20	75,000	74,953,687

TOTAL AGENCY OBLIGATIONS BONDS — (26.7%)			1,148,892,194

African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 12/15/21	87,000	86,826,000
Apple, Inc., 3M USD LIBOR + 0.500%, FRN
#(r)	2.234%, 02/09/22	5,110	5,117,437
Apple, Inc., 3M USD LIBOR + 1.130%, FRN
#(r)	2.813%, 02/23/21	10,500	10,582,309
Asian Development Bank
	1.625%, 05/05/20	50,000	50,000,000
Asian Development Bank, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 12/15/21	146,500	146,111,775

		Face
		Amount	Value†
		(000)
Asian Development Bank, 3M USD LIBOR + 0.190%, FRN
(r)	0.931%, 06/16/21	10,678	$10,681,524
Bank of Montreal
	2.100%, 06/15/20	25,905	25,949,557
Bank of Montreal, 3M USD LIBOR + 0.340%, FRN
(r)	1.651%, 07/13/20	13,691	13,681,095
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)	1.181%, 06/15/20	32,065	32,066,740
Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)	1.771%, 04/13/21	16,178	16,153,280
Bank of Nova Scotia (The)
#	2.350%, 10/21/20	11,846	11,943,192
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)	1.642%, 01/08/21	39,053	38,916,184
Bank of Nova Scotia (The), 3M USD LIBOR + 0.440%, FRN
(r)	1.575%, 04/20/21	6,000	5,986,027
BNG Bank NV, 3M USD LIBOR + 0.100%, FRN
(r)Ω	1.411%, 07/14/20	15,000	15,022,421
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.310%, FRN
(r)	1.683%, 10/05/20	3,735	3,732,577
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)	2.078%, 02/02/21	21,180	21,129,411
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR + 0.030%, FRN
(r)Ω	1.206%, 10/16/20	50,000	50,021,446
Dexia Credit Local SA, Floating Rate Note, 3M USD LIBOR + 0.320%, FRN
(r)	1.574%, 09/04/20	3,300	3,303,663
(r)	1.161%, 09/29/20	43,000	43,042,140
EUROFIMA
	1.750%, 05/29/20	14,900	14,911,473

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
European Investment Bank
#	1.750%, 05/15/20	7,800	$7,802,496
	1.375%, 06/15/20	24,500	24,520,849
European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.110%, FRN
(r) 1.314%, 03/24/21		2,043	2,046,377
IADB Discount Notes
	0.000%, 05/26/20	48,000	47,997,000
	0.000%, 05/28/20	47,000	46,996,827
IBRD Discount Notes
	0.000%, 05/04/20	70,000	69,999,475
	0.000%, 05/11/20	31,000	30,999,225
	0.000%, 06/29/20	85,000	84,986,069
Inter-American Development Bank, 3M USD LIBOR - 0.020%, FRN
(r)	0.971%, 10/25/21	73,830	73,664,621
Inter-American Development Bank, 3M USD LIBOR + 0.000%, FRN
(r)	1.219%, 01/15/22	159	158,533
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)	1.439%, 10/15/20	10,700	10,717,655
Inter-American Investment Corp., 3M USD LIBOR + 0.090%, FRN
(r)	1.401%, 10/12/21	30,250	30,259,075
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.755%, 08/23/21	23,500	23,498,657
Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r)Ω	0.824%, 03/12/21	5,000	4,998,042
Kommunalbanken A.S., 3M USD LIBOR + 0.330%, FRN
(r)Ω	1.071%, 06/16/20	9,782	9,788,691
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.824%, 03/12/21	66,522	66,495,956

		Face
		Amount	Value†
		(000)
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	1.129%, 09/08/21	3,000	$3,002,250
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r)	1.071%, 06/16/20	27,500	27,518,810
Kommunekredit
	1.625%, 06/12/20	94,913	95,014,557
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	1.742%, 02/17/21	27,200	27,192,819
Municipality Finance PLC, 3M USD LIBOR + 0.010%, FRN
(r)Ω	1.001%, 10/26/20	88,000	88,026,392
Nederlandse Waterschapsbank NV, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.811%, 12/15/21	42,200	42,181,394
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)	0.811%, 12/15/21	10,000	9,995,591
Nordic Investment Bank
	1.500%, 09/29/20	9,200	9,227,044
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)	1.774%, 02/08/21	30,200	30,203,020
NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.060%, FRN
(r)	1.374%, 03/05/21	26,000	26,000,000
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 09/15/20	16,800	16,799,162
(r)	1.693%, 11/22/21	20,000	19,970,282
Province of Ontario Canada
	1.875%, 05/21/20	19,400	19,411,834
Royal Bank of Canada
	2.150%, 10/26/20	22,453	22,596,026

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
(r)	1.231%, 10/26/20	3,340	$3,333,634
Royal Bank of Canada, 3M USD LIBOR + 0.300%, FRN
#(r)	1.398%, 07/22/20	12,800	12,783,291
Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)	1.150%, 04/30/21	16,700	16,683,019
Shell International Finance BV
	2.125%, 05/11/20	39,156	39,162,286
Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r)	2.181%, 05/11/20	20,912	20,912,544
Svensk Exportkredit AB, 3M USD LIBOR + 0.050%, FRN
(r)	0.791%, 12/14/20	2,000	1,999,205
Toronto-Dominion Bank (The)
	3.000%, 06/11/20	8,761	8,782,912
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.240%, FRN
(r)	1.231%, 01/25/21	26,510	26,428,349
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)	1.103%, 09/17/20	16,800	16,775,789
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
(r)	1.048%, 06/11/20	13,000	13,002,006
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.430%, FRN
(r)	1.198%, 06/11/21	18,350	18,303,685
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.930%, FRN
(r)	1.670%, 12/14/20	20,000	20,081,150
Toyota Motor Credit Corp., 3M USD LIBOR + 0.150%, FRN
(r)	1.470%, 10/09/20	34,177	34,088,827

		Face
		Amount	Value†
		(000)
Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r)	1.059%, 09/18/20	82,712	$82,607,802
Toyota Motor Credit Corp., 3M USD LIBOR + 0.280%, FRN
(r)	1.591%, 04/13/21	3,327	3,309,217
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	1.846%, 08/21/20	5,500	5,486,161
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)	1.892%, 01/08/21	19,750	19,674,576
Walmart, Inc.
	2.850%, 06/23/20	37,314	37,443,923
Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r)	1.425%, 06/23/21	4,105	4,099,048
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	1.235%, 06/23/20	48,850	48,843,237

TOTAL BONDS			2,011,047,641

U.S. TREASURY OBLIGATIONS — (7.4%)
U.S. Treasury Bills
#	0.020%, 05/14/20	87,000	86,997,761
	0.170%, 07/14/20	75,000	74,986,896
#	0.160%, 07/30/20	62,100	62,083,893
	0.190%, 09/08/20	75,000	74,963,437
#	0.160%, 10/01/20	83,000	82,960,315
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
#(r)	0.264%, 04/30/21	65,500	65,565,514
U.S. Treasury Notes, 3M USTMMR + 0.220%, FRN
(r)	0.345%, 07/31/21	60,000	60,117,653
U.S. Treasury Notes, 3M USTMMR + 0.300%, FRN
#(r)	0.425%, 10/31/21	50,000	50,176,685

TOTAL U.S. TREASURY OBLIGATIONS			557,852,154

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
CERTIFICATES OF DEPOSIT — (1.9%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.937%, 01/28/21	40,000	$39,941,340
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)	1.475%, 09/21/20	17,700	17,712,356
Canadian Imperial Bank of Commerce, Floating Rate Note, 1M USD LIBOR + 0.170%, FRN
(r)	1.091%, 05/08/20	49,000	49,010,629
(r)	0.984%, 05/15/20	20,000	20,006,966
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR + 0.140%, FRN
(r)	0.808%, 10/22/20	16,000	15,991,004

TOTAL CERTIFICATES OF DEPOSIT			142,662,295

TOTAL INVESTMENT SECURITIES (Cost $3,860,518,588)			3,860,454,284

COMMERCIAL PAPER — (45.0%)
Banque Et Caisse
	0.010%, 05/07/20	22,500	22,499,694
	0.010%, 06/12/20	150,000	149,951,088
	1.650%, 06/17/20	50,000	49,981,333
BNG Bank NV
Ω	1.720%, 06/10/20	52,000	51,985,017
Ω	0.010%, 06/18/20	8,000	7,997,093
Ω	0.010%, 07/28/20	65,000	64,947,453
Ω	0.300%, 07/31/20	20,000	19,982,622
Caisse des Depots et
Ω	0.440%, 08/27/20	18,000	17,981,555
Caisse Des Depots Et
Ω	0.640%, 08/17/20	75,000	74,930,512
Ω	0.470%, 09/23/20	125,000	124,825,104
CPPIB Capital, Inc.
Ω	1.680%, 07/20/20	46,350	46,313,499
DBS Bank Ltd.
Ω	1.600%, 05/22/20	20,000	19,997,116
Ω	1.697%, 08/06/20	25,000	24,968,150
Ω	0.550%, 07/27/20	57,000	56,942,595
Eli Lilly & Co.
Ω	1.570%, 05/05/20	36,000	35,999,700
Ω	1.620%, 06/05/20	20,350	20,335,552

		Face
		Amount	Value†
		(000)
Equipment Intermediation
Ω	1.600%, 05/19/20	112,000	$111,991,607
Erste Abwicklungsanstalt
Ω	1.730%, 05/14/20	12,000	11,999,449
Ω	0.700%, 07/13/20	75,000	74,995,375
Ω	0.430%, 07/22/20	21,000	20,998,547
	0.510%, 07/22/20	75,000	74,994,812
Ω	0.010%, 08/28/20	31,000	30,976,233
Export Development Canada
	0.010%, 05/28/20	25,000	24,998,114
	0.365%, 08/25/20	15,850	15,828,365
Exxon Mobil Corp.
	1.600%, 05/21/20	50,000	49,986,641
	0.010%, 06/04/20	48,350	48,327,437
	1.600%, 06/24/20	25,000	24,975,288
KFW International Finance, Inc.
Ω	1.630%, 05/05/20	50,000	49,999,444
Ω	1.630%, 05/06/20	63,000	62,999,160
Kingdom of Denmark
	0.310%, 07/23/20	37,000	36,968,920
Landesbank Hessen-Thueringen Girozentrale
Ω	0.890%, 07/15/20	40,000	39,973,231
Landesbank Hessen-Thuringen
Ω	1.716%, 06/17/20	30,000	29,992,400
Ω	0.010%, 07/13/20	39,000	38,975,710
Ω	1.700%, 07/27/20	11,000	10,989,325
Ω	0.890%, 07/16/20	56,000	55,961,312
Ω	0.440%, 07/28/20	43,000	42,957,159
Merck & Co., Inc.
Ω	0.650%, 07/08/20	50,000	49,925,250
Ω	0.650%, 08/04/20	45,000	44,904,000
Ω	0.010%, 08/05/20	50,000	49,891,818
Ω	0.650%, 08/06/20	32,000	31,929,701
Ω	0.700%, 08/10/20	25,000	24,941,917
Ω	0.010%, 08/11/20	16,000	15,962,325
Nederlandse Waterschapsbank NV
Ω	0.010%, 06/17/20	40,000	39,997,867
Ω	0.477%, 08/19/20	75,000	74,982,656
Ω	0.470%, 08/21/20	46,000	45,990,615
NRW Bank
Ω	1.680%, 05/22/20	47,500	47,498,375
NRW. Bank
Ω	0.010%, 05/12/20	38,000	37,999,189
Ω	0.010%, 06/22/20	10,000	9,997,512
Oesterreichische Kontrollbank AG
	1.660%, 05/26/20	59,000	58,991,563
	1.660%, 08/03/20	18,000	17,981,618
	1.679%, 08/03/20	7,272	7,264,573

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
Oversea-Chinese Banking Corp., Ltd.
Ω	1.650%, 05/12/20	132,000	$131,988,824
(r)Ω	0.879%, 08/11/20	70,000	70,000,000
Pfizer, Inc.
Ω	1.640%, 05/27/20	62,500	62,490,344
Ω	1.663%, 06/24/20	50,000	49,978,611
Ω	0.010%, 07/06/20	22,000	21,988,536
Ω	0.870%, 08/18/20	25,000	24,973,493
Ω	0.010%, 10/13/20	58,000	57,877,778
Province of Alberta
Ω	0.010%, 07/21/20	11,000	10,991,155
	0.695%, 06/11/20	25,000	24,992,125
	0.010%, 10/20/20	75,000	74,935,125
Province of Alberta Canada
	0.467%, 09/17/20	50,000	49,965,000
Province of British Columbia
	0.406%, 10/21/20	46,500	46,369,645
PSP Capital, Inc.
Ω	1.660%, 05/22/20	50,000	49,994,714
Ω	1.670%, 05/26/20	50,000	49,994,547
Ω	1.718%, 07/20/20	46,250	46,228,147
Ω	0.550%, 08/20/20	7,000	6,993,684
Ω	0.620%, 09/22/20	4,000	3,994,007
Ω	0.360%, 09/28/20	48,000	47,923,493
Queensland Treasury Corp.
	1.650%, 05/13/20	75,000	74,994,583
	1.630%, 05/14/20	19,000	18,998,855
	1.730%, 07/01/20	33,000	32,983,689
Royal Bank of Canada
	1.670%, 06/22/20	12,500	12,493,927
	1.700%, 10/16/20	24,250	24,189,665

		Face
		Amount	Value†
		(000)
Shell International Finance BV
Ω	1.750%, 09/28/20	10,925	$10,865,566
Toronto Dominion Bank
	1.670%, 07/15/20	27,000	26,986,491
Ω	1.660%, 07/15/20	15,000	14,992,495
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.050%, FRN
(r)Ω	1.791%, 02/03/21	50,000	49,925,024
Total Capital Canada Ltd.
Ω	1.670%, 05/04/20	55,900	55,899,696
Toyota Motor Credit Corp.
	1.700%, 06/04/20	29,000	28,972,285

TOTAL COMMERCIAL PAPER			3,389,767,095

		Shares
TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	61,925,821	61,925,821

SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	19,364,327	224,064,622

TOTAL INVESTMENTS — (100.0%) (Cost $7,533,075,073)			$7,536,211,822

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,148,892,194	—	$1,148,892,194
Bonds	—	2,011,047,641	—	2,011,047,641
U.S. Treasury Obligations	—	557,852,154	—	557,852,154
Certificates of Deposit	—	142,662,295	—	142,662,295
Commercial Paper	—	3,389,767,095	—	3,389,767,095
Temporary Cash Investments	$61,925,821	—	—	61,925,821
Securities Lending Collateral	—	224,064,622	—	224,064,622

TOTAL	$61,925,821	$7,474,286,001	—	$7,536,211,822

See accompanying Notes to Financial Statements.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal Farm Credit Bank
(r)	0.864%, 08/09/21		8,000	$8,010,226

BONDS — (73.1%)
AUSTRALIA — (0.7%)
Commonwealth Bank of Australia
Ω	2.050%, 09/18/20		4,250	4,266,788
	2.400%, 11/02/20		19,446	19,570,578
National Australia Bank, Ltd.
	2.625%, 07/23/20		6,100	6,123,875
	2.500%, 01/12/21		6,000	6,047,760

TOTAL AUSTRALIA				36,009,001

AUSTRIA — (0.3%)
Autobahnen- und Schnell-strassen-Finanzierungs AG
	1.750%, 10/21/20	EUR	8,000	8,844,996
OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	6,800	7,579,039

TOTAL AUSTRIA				16,424,035

BELGIUM — (2.0%)
Dexia Credit Local SA
	2.000%, 01/22/21	EUR	38,250	42,563,433
	0.200%, 03/16/21	EUR	39,000	42,858,826
	0.875%, 09/07/21	GBP	6,000	7,592,201
	0.625%, 01/21/22	EUR	7,400	8,220,773
	1.125%, 06/15/22	GBP	400	509,321

TOTAL BELGIUM				101,744,554

CANADA — (18.9%)
Bank of Montreal
#(r)	1.181%, 06/15/20		4,530	4,530,246
(r)	1.651%, 07/13/20		7,816	7,810,346
	1.880%, 03/31/21	CAD	68,000	49,324,243
(r)	2.428%, 08/27/21		10,200	10,218,876
	0.250%, 11/17/21	EUR	28,000	30,567,313
(r)	0.151%, 09/28/21	EUR	10,269	11,195,347
(r)	0.011%, 03/14/22	EUR	1,500	1,625,025
Bank of Nova Scotia (The)
	2.130%, 06/15/20	CAD	58,000	41,738,999
	3.270%, 01/11/21	CAD	131,280	95,814,264
	0.375%, 04/06/22	EUR	2,000	2,184,026
	1.250%, 06/08/22	GBP	1,000	1,250,147

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce
	1.850%, 07/14/20	CAD	40,000	$28,796,437
(r)	1.683%, 10/05/20		7,000	6,995,459
(r)	2.078%, 02/02/21		5,000	4,988,057
	1.900%, 04/26/21	CAD	65,940	47,721,052
CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	37,500	26,964,869
Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	10,760	13,584,201
Province of Alberta Canada
	1.250%, 06/01/20	CAD	88,500	63,625,012
	1.350%, 09/01/21	CAD	15,000	10,895,542
Province of British Columbia Canada
	3.700%, 12/18/20	CAD	75,500	55,365,401
Province of Ontario Canada
	4.200%, 06/02/20	CAD	137,500	99,103,326
	4.000%, 06/02/21	CAD	28,794	21,470,504
Province of Quebec Canada
	4.500%, 12/01/20	CAD	128,300	94,379,469
	4.250%, 12/01/21	CAD	15,000	11,405,582
Royal Bank of Canada
	1.920%, 07/17/20	CAD	78,000	56,121,671
(r)	1.231%, 10/26/20		4,500	4,491,424
	2.860%, 03/04/21	CAD	17,000	12,390,416
	2.030%, 03/15/21	CAD	65,000	47,072,524
(r)	1.150%, 04/30/21		3,057	3,053,892
(r)	0.310%, 07/24/20	EUR	4,676	5,125,125
(r)	0.034%, 08/06/20	EUR	1,000	1,095,378
(r)	0.376%, 01/19/21	EUR	3,767	4,125,357
Toronto-Dominion Bank (The)
(r)	1.048%, 06/11/20		10,000	10,001,543
	2.563%, 06/24/20	CAD	103,000	74,181,163
	0.625%, 03/08/21	EUR	13,805	15,142,424

TOTAL CANADA				974,354,660

DENMARK — (2.4%)
Denmark Government Bond
	3.000%, 11/15/21	DKK	740,000	114,517,017
Kommunekredit
	1.625%, 06/12/20		7,114	7,121,612

TOTAL DENMARK				121,638,629

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
FINLAND — (0.7%)
Municipality Finance P.L.C. Floating Rate Note
(r)	1.001%, 10/26/20		18,000	$18,020,718
(r)	1.742%, 02/17/21		17,600	17,595,354
Municipality Finance P.L.C.
	0.750%, 12/15/20	GBP	2,373	2,996,420

TOTAL FINLAND				38,612,492

FRANCE — (5.8%)
Agence Francaise de Developpement
	2.125%, 02/15/21	EUR	5,600	6,247,772
	0.125%, 03/31/21	EUR	13,000	14,286,931
Agence Francaise de Developpement EPIC Floating Rate Note
(r)	1.172%, 06/19/20		20,000	20,008,114
(r)	1.119%, 06/07/21		9,400	9,402,455
Bpifrance Financement SA
	0.100%, 02/19/21	EUR	25,000	27,453,278
Caisse d’Amortissement de la Dette Sociale
	3.750%, 10/25/20	EUR	5,292	5,910,141
Caisse des Depots et Consignations Floating Rate Note
(r)	1.541%, 10/02/20		40,200	40,247,871
Caisse des Depots et Consignations
	1.000%, 01/25/21	GBP	200	252,895
Dexia Credit Local SA Floating Rate Note
(r)	1.161%, 09/29/20		43,000	43,042,140
Sanofi
	0.875%, 09/22/21	EUR	16,300	18,000,031
	1.125%, 03/10/22	EUR	1,000	1,115,123
	0.000%, 03/21/22	EUR	4,400	4,826,521
	0.000%, 09/13/22	EUR	9,800	10,750,710
SNCF Mobilites
	3.625%, 06/03/20	EUR	8,250	9,063,759
SNCF Reseau
	6.000%, 10/12/20	EUR	1,000	1,125,442
SNCF Reseau EPIC
	5.500%, 12/01/21	GBP	32,992	44,712,723
Total Capital International SA
	2.125%, 11/19/21	EUR	16,800	18,888,682
Total Capital International SA
	2.250%, 12/17/20	GBP	2,078	2,633,425
Total Capital SA
#	4.450%, 06/24/20		18,250	18,334,315
	4.125%, 01/28/21		3,500	3,572,529

			Face
			Amount^	Value†
			(000)
FRANCE — (Continued)
UNEDIC ASSEO
	0.000%, 11/25/20	EUR	2,200	$2,414,109

TOTAL FRANCE				302,288,966

GERMANY — (7.5%)
Deutsche Bahn Finance
GMBH
	3.500%, 06/10/20	EUR	500	549,650
	3.750%, 06/01/21	EUR	1,452	1,654,267
	4.375%, 09/23/21	EUR	6,403	7,437,125
Erste Abwicklungsanstalt
	0.000%, 02/25/21	EUR	2,000	2,196,722
FMS Wertmanagement
Floating Rate Note
(r)	0.345%, 01/14/22	GBP	20,000	25,167,925
Kreditanstalt fuer Wiederaufbau
	1.625%, 06/05/20	GBP	16,000	20,176,098
	3.500%, 01/22/21	SEK	2,000	209,611
	1.375%, 02/01/21	GBP	21,000	26,658,764
	5.550%, 06/07/21	GBP	5,000	6,655,890
	1.000%, 10/12/21	NOK	80,000	7,860,561
	0.125%, 06/03/22	SEK	126,000	12,856,074
Land Baden-Wuerttemberg Floating Rate Note
(r)	0.370%, 07/19/21	EUR	2,566	2,833,759
Land Berlin
	0.250%, 07/15/20	EUR	1,860	2,040,343
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r)	1.387%, 09/27/21		76,000	76,151,240
Landwirtschaftliche Rentenbank Floating Rate Note
(r)	0.000%, 01/15/21	EUR	6,000	6,586,670
(r)	1.713%, 06/03/21		6,728	6,745,358
NRW Bank
	0.125%, 01/18/21	EUR	18,700	20,545,749
(r)	1.774%, 02/08/21		19,000	19,001,900
	0.000%, 02/01/22	EUR	2,000	2,202,018
NRW. Bank Floating Rate Note
(r)	1.374%, 03/05/21		24,000	24,000,000
State of North Rhine-Westphalia Germany
	0.000%, 06/17/20	EUR	25,000	27,404,458

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
GERMANY — (Continued)
State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.691%, 10/29/21	GBP	68,900	$86,585,279

TOTAL GERMANY				385,519,461

JAPAN — (2.5%)
Total Capital Canada, Ltd.
	1.875%, 07/09/20	EUR	45,200	49,674,262
	1.125%, 03/18/22	EUR	2,500	2,777,332
Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	5,000	3,622,616
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	6,980	7,592,901
Toyota Motor Credit Corp.
	1.800%, 07/23/20	EUR	3,500	3,846,827
	4.250%, 01/11/21		1,000	1,019,488
	1.000%, 03/09/21	EUR	6,566	7,212,905
	1.900%, 04/08/21		1,883	1,894,630
	0.000%, 07/21/21	EUR	2,844	3,091,582
	1.000%, 09/10/21	EUR	9,914	10,908,774
	0.750%, 07/21/22	EUR	17,419	19,124,681
Toyota Motor Credit Corp. Floating Rate Note
(r)	1.892%, 01/08/21		2,549	2,539,266
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	15,692	17,077,419

TOTAL JAPAN				130,382,683

NETHERLANDS — (3.2%)
Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	3,600	4,188,169
BNG Bank NV
	5.375%, 06/07/21	GBP	2,000	2,653,046
Cooperatieve Rabobank UA
	4.500%, 01/11/21		2,962	3,034,440
	4.125%, 01/12/21	EUR	500	562,510
	4.625%, 01/13/21	GBP	850	1,096,418
	2.500%, 01/19/21		12,410	12,550,098
Nederlandse Waterschapsbank NV Floating Rate Note
(r)	1.744%, 11/10/20		18,000	17,994,478
Nederlandse Waterschapsbank NV
(r)Ω	0.811%, 12/15/21		50,000	49,977,955
Shell International Finance BV
	2.125%, 05/11/20		18,815	18,818,021
	2.250%, 11/10/20		19,639	19,689,244
	1.625%, 03/24/21	EUR	24,210	26,872,762

			Face
			Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	1.875%, 05/10/21		2,909	$2,920,506
	1.250%, 03/15/22	EUR	2,882	3,199,776
	1.000%, 04/06/22	EUR	2,836	3,140,835

TOTAL NETHERLANDS				166,698,258

NORWAY — (1.8%)
Equinor ASA
	2.000%, 09/10/20	EUR	31,723	34,963,388
	5.625%, 03/11/21	EUR	9,326	10,678,623
	0.875%, 02/17/23	EUR	4,758	5,269,196
Kommunalbanken A.S. Floating Rate Note
(r)	1.071%, 06/16/20		20,000	20,013,680
(r)	0.824%, 03/12/21		3,000	2,998,826
(r)	1.259%, 04/15/21		5,500	5,505,964
(r)Ω	0.824%, 03/12/21		2,600	2,598,982
	1.500%, 04/19/22	NOK	100,000	9,926,745

TOTAL NORWAY				91,955,404

SINGAPORE — (1.7%)
DBS Bank, Ltd. Floating Rate Note
(r)	1.250%, 09/13/22	AUD	2,000	1,298,896
Monetary Authority of Singapore Bill
	0.000%, 05/04/20	SGD	35,000	24,819,444
	0.000%, 05/08/20	SGD	35,000	24,818,612
	0.000%, 05/15/20	SGD	35,000	24,817,112
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.820%, 04/23/21	AUD	2,500	1,630,612
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,204,911
United Overseas Bank, Ltd. Floating Rate Note
(r)	0.643%, 07/25/22	AUD	10,000	6,475,214

TOTAL SINGAPORE				86,064,801

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.1%)
African Development Bank Floating Rate Note
(r)	0.751%, 12/15/21		50,000	49,900,000
African Development Bank
	5.250%, 03/23/22	AUD	13,000	9,193,266
Asian Development Bank
	1.375%, 06/11/20	CAD	835	600,580
(r)	0.751%, 12/15/21		144,000	143,618,400
Asian Development Bank Floating Rate Note
(r)	0.325%, 02/01/22	GBP	5,000	6,288,254

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Council Of Europe Development Bank
	3.000%, 07/13/20	EUR	11,084	$12,222,287
EUROFIMA
	4.000%, 10/27/21	EUR	6,950	8,100,816
(r)	1.782%, 11/15/21		11,000	11,050,270
EUROFIMA Floating Rate Note
(r)	0.868%, 03/11/22		5,285	5,272,739
European Financial Stability Facility
	0.100%, 01/19/21	EUR	9,000	9,896,850
European Investment Bank
	1.375%, 06/15/20		8,000	8,006,808
	1.250%, 11/05/20	CAD	85,000	61,285,247
(r)Ω	1.314%, 03/24/21		9,000	9,014,877
	1.000%, 05/25/21	NOK	47,220	4,629,971
Ω	2.250%, 07/30/21	CAD	15,000	11,025,611
	2.250%, 07/30/21	CAD	10,000	7,347,606
	4.250%, 12/07/21	GBP	4,674	6,243,943
(r)	0.345%, 01/10/22	GBP	13,947	17,570,635
	1.500%, 05/12/22	NOK	225,000	22,352,746
European Stability Mechanism Treasury Bill
	(5.580%), 05/07/20	EUR	120,233	131,759,918
IBRD Discount Notes
	0.000%, 05/04/20		25,000	24,999,812
	0.000%, 05/11/20		27,000	26,999,325
	0.000%, 06/22/20		75,000	74,989,167
Inter-American Development Bank
(r)	0.864%, 10/09/20		15,000	14,992,650
(r)	0.971%, 10/25/21		50,000	49,888,000
(r)	1.219%, 01/15/22		159	158,532
Inter-American Investment Corp.
(r)	1.401%, 10/12/21		52,750	52,765,825
International Bank for Reconstruction & Development
	5.750%, 10/01/20	AUD	5,000	3,328,266
	2.800%, 01/13/21	AUD	10,000	6,618,291
International Finance Corp. Floating Rate Note
(r)	0.755%, 08/23/21		21,000	20,998,800
(r)	0.315%, 01/18/22	GBP	15,000	18,879,423
Nordic Investment Bank
	1.375%, 07/15/20	NOK	47,640	4,654,515

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				834,653,430

			Face
			Amount^	Value†
			(000)
SWEDEN — (2.8%)
Kommuninvest I Sverige AB
	2.500%, 12/01/20	SEK	526,380	$54,687,630
	1.000%, 09/15/21	SEK	430,000	44,594,817
Svensk Exportkredit AB
(r)	0.791%, 12/14/20		28,929	28,917,499
(r)	0.893%, 12/13/21		12,000	12,003,078
Svenska Handelsbanken AB
	1.950%, 09/08/20		2,500	2,508,303
	3.000%, 11/20/20	GBP	1,000	1,272,097

TOTAL SWEDEN				143,983,424

SWITZERLAND — (1.4%)
Nestle Finance International, Ltd.
	1.250%, 05/04/20	EUR	1,121	1,228,447
	0.750%, 11/08/21	EUR	2,356	2,607,160
Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	6,900	8,736,504
Novartis Finance SA
	0.000%, 03/31/21	EUR	50,532	55,278,564
	0.750%, 11/09/21	EUR	5,500	6,089,819

TOTAL SWITZERLAND				73,940,494

UNITED STATES — (5.3%)
3M Co.
	1.875%, 11/15/21	EUR	1,400	1,570,528
	0.375%, 02/15/22	EUR	2,000	2,198,528
Apple, Inc.
#(r)	2.813%, 02/23/21		800	806,271
(r)	2.234%, 02/09/22		4,000	4,005,821
Berkshire Hathaway, Inc.
	0.250%, 01/17/21	EUR	1,074	1,177,387
Chevron Corp.
#(r)	2.222%, 11/15/21		6,000	5,961,939
Johnson & Johnson
	0.250%, 01/20/22	EUR	30,363	33,547,586
Merck & Co., Inc.
	1.125%, 10/15/21	EUR	46,986	52,027,346
Microsoft Corp.
	2.125%, 12/06/21	EUR	10,406	11,735,906
Oracle Corp.
	2.250%, 01/10/21	EUR	25,525	28,333,345
	2.250%, 01/10/21	EUR	22,330	24,786,820
Pfizer, Inc.
	0.250%, 03/06/22	EUR	13,190	14,506,291
Procter & Gamble Co. (The)
	4.125%, 12/07/20	EUR	13,722	15,372,579
	2.000%, 11/05/21	EUR	20,124	22,647,555
Toyota Motor Credit Corp.
(r)	1.832%, 08/13/21		15,094	14,928,379
Walmart, Inc.
#	2.850%, 06/23/20		14,644	14,694,989
(r)	1.425%, 06/23/21		25,925	25,887,409

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	1.900%, 04/08/22	EUR	500	$562,539

TOTAL UNITED STATES				274,751,218

TOTAL BONDS				3,779,021,510

U.S. TREASURY OBLIGATIONS — (2.8%)
U.S. Treasury Bills
	0.020%, 05/14/20		25,000	24,999,357
	0.170%, 07/14/20		25,000	24,995,632
	0.160%, 07/30/20		50,000	49,987,031
U.S. Treasury Notes
(r)	0.345%, 07/31/21		45,000	45,088,240

TOTAL U.S. TREASURY OBLIGATIONS				145,070,260

CERTIFICATES OF DEPOSIT — (2.4%)
CANADA — (0.2%)
(r)	Bank of Montreal, Floating Rate Note		10,000,000	9,985,335

SINGAPORE — (1.4%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note		25,000,000	24,988,903
Ω	Oversea-Chinese Banking Corp., Ltd		50,000,000	50,000,000

TOTAL SINGAPORE				74,988,903

UNITED KINGDOM — (0.8%)
	Oversea-Chinese Banking Corp., Ltd		39,500,000	39,512,727

TOTAL CERTIFICATES OF DEPOSIT				124,486,965

TOTAL INVESTMENT SECURITIES (Cost $4,165,018,622)				4,056,588,961

COMMERCIAL PAPER — (21.5%)
Banque ET Caisse D’epargne de L’etat
	0.600%, 08/17/20		97,000	96,861,670
	0.570%, 10/22/20		50,000	49,859,028
Ω	BNG Bank NV 0.010%, 06/18/20		52,000	51,981,102
Ω	Caisse des Depots et 0.440%, 08/27/20		20,000	19,979,506
Caisse Des Depots Et
Ω	0.440%, 08/24/20		35,000	34,965,152

		Face
		Amount^	Value†
		(000)
Ω	0.470%, 09/23/20	75,000	$74,895,062
Ω	DBS Bank Ltd. 0.550%, 07/27/20	43,000	42,956,694
Erste Abwicklungsanstalt
Ω	0.700%, 07/13/20	20,000	19,998,767
Ω	0.518%, 07/16/20	45,000	44,997,112
Ω	0.430%, 07/22/20	18,000	17,998,755
Ω	Landesbank Hessen-Thueringen Girozentrale 0.890%, 07/15/20	110,000	109,926,386
Ω	Landesbank Hessen-Thuringen 0.890%, 07/16/20	42,000	41,970,984
Merck & Co., Inc.
Ω	0.010%, 08/05/20	36,500	36,421,027
Ω	0.700%, 08/10/20	65,000	64,848,984
Nederlandse Waterschapsbank NV
Ω	0.400%, 07/21/20	14,000	13,995,121
Ω	0.600%, 08/14/20	50,000	49,985,278
	0.487%, 08/20/20	25,000	24,994,555
Ω	Oversea-Chinese Banking Corp., Ltd. 0.450%, 06/25/20	40,000	39,969,076
Pfizer, Inc.
Ω	0.895%, 07/30/20	40,000	39,971,386
Ω	0.870%, 08/18/20	17,000	16,981,975
Ω	0.850%, 09/14/20	9,100	9,085,871
Ω	0.010%, 10/13/20	25,000	24,947,318
	Province of Alberta 0.695%, 06/11/20	25,000	24,992,125
PSP Capital, Inc.
	0.375%, 05/12/20	25,000	24,998,783
Ω	0.550%, 08/20/20	23,000	22,979,249
Sanofi SA
Ω	0.500%, 05/15/20	51,200	51,197,653
Ω	0.480%, 06/26/20	50,000	49,973,716
	Toyota Motor Credit Corp. 1.700%, 06/04/20	9,250	9,241,160

TOTAL COMMERCIAL PAPER			1,110,973,495

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	121,388	1,404,578

TOTAL INVESTMENTS — (100.0%) (Cost $5,276,653,595)			$5,168,967,034

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2020, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
EUR	112,701,891	USD	122,549,782	JP Morgan	05/05/20	$954,538
USD	84,699,829	CAD	117,703,168	HSBC Bank	06/12/20	133,647
SGD	34,993,350	USD	24,576,997	Goldman Sachs International	07/21/20	246,792

Total Appreciation						$1,334,977
USD	122,001,149	EUR	112,701,891	UBS AG	05/05/20	$(1,503,170)
USD	117,000,408	CAD	165,612,487	JP Morgan	05/06/20	(1,977,742)
USD	112,071,786	CAD	159,559,549	JP Morgan	05/07/20	(2,557,739)
USD	114,230,988	CAD	162,670,136	JP Morgan	05/11/20	(2,633,730)
USD	14,524,103	CAD	20,450,184	Bank of America Corp.	05/12/20	(167,649)
USD	20,207,929	CAD	28,604,635	HSBC Bank	05/12/20	(342,116)
USD	126,603,853	EUR	117,279,684	JP Morgan	05/12/20	(1,932,286)
USD	28,120,481	AUD	43,942,536	JP Morgan	05/13/20	(515,334)
USD	47,501,271	NOK	507,113,527	Barclays Capital	05/27/20	(2,002,699)
USD	109,936,481	SEK	1,106,777,556	JP Morgan	05/28/20	(3,536,182)
USD	135,663,388	EUR	125,362,316	State Street Bank and Trust	06/02/20	(1,788,187)
USD	76,087,974	EUR	69,869,767	State Street Bank and Trust	06/03/20	(521,167)
USD	129,726,429	GBP	105,516,270	Citibank, N.A.	06/04/20	(3,187,117)
USD	76,011,246	EUR	69,867,786	State Street Bank and Trust	06/04/20	(597,237)
USD	104,865,775	EUR	96,327,764	State Street Bank and Trust	06/09/20	(766,770)
USD	41,404,360	GBP	32,939,289	State Street Bank and Trust	06/12/20	(89,172)
USD	114,940,720	CAD	162,546,201	JP Morgan	06/22/20	(1,847,891)
USD	120,317,970	CAD	169,040,539	JP Morgan	06/23/20	(1,137,213)
USD	127,817,741	GBP	102,727,644	State Street Bank and Trust	06/26/20	(1,596,531)
USD	123,379,510	EUR	113,339,063	JP Morgan	06/29/20	(961,647)
USD	116,540,255	DKK	795,419,752	Barclays Capital	07/14/20	(448,509)
USD	125,950,838	EUR	115,436,903	State Street Bank and Trust	07/15/20	(736,023)
USD	128,638,103	EUR	118,263,812	State Street Bank and Trust	07/17/20	(1,156,841)
USD	113,715,793	CAD	161,701,765	HSBC Bank	07/20/20	(2,475,600)
USD	98,171,726	SGD	139,973,050	HSBC Bank	07/21/20	(1,123,180)
USD	122,626,548	EUR	113,367,255	State Street Bank and Trust	07/22/20	(1,808,011)
USD	102,545,909	CAD	144,166,628	UBS AG	07/24/20	(1,046,629)

Total (Depreciation)						$(38,456,372)

Total Appreciation (Depreciation)						$(37,121,395)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$36,009,001	—	$36,009,001
Austria	—	16,424,035	—	16,424,035
Belgium	—	101,744,554	—	101,744,554
Canada	—	974,354,660	—	974,354,660
Denmark	—	121,638,629	—	121,638,629
Finland	—	38,612,492	—	38,612,492
France	—	302,288,966	—	302,288,966

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$385,519,461	—	$385,519,461
Japan	—	130,382,683	—	130,382,683
Netherlands	—	166,698,258	—	166,698,258
Norway	—	91,955,404	—	91,955,404
Singapore	—	86,064,801	—	86,064,801
Supranational Organization Obligations	—	834,653,430	—	834,653,430
Sweden	—	143,983,424	—	143,983,424
Switzerland	—	73,940,494	—	73,940,494
United States	—	274,751,218	—	274,751,218
Agency Obligations	—	8,010,226	—	8,010,226
Certificates of Deposit	—	124,486,965	—	124,486,965
U.S. Treasury Obligations	—	145,070,260	—	145,070,260
Commercial Paper	—	1,110,973,495	—	1,110,973,495
Securities Lending Collateral	—	1,404,578	—	1,404,578
Forward Currency Contracts**	—	(37,121,395)	—	(37,121,395)

TOTAL.	—	$5,131,845,639	—	$5,131,845,639

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (0.6%)
Federal Home Loan Bank Discount Notes
0.000%, 10/07/20		6,600	$6,596,211

BONDS — (89.3%)
AUSTRALIA — (2.8%)
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	2,000	2,192,576
Australia & New Zealand Banking Group Ltd.
(r) 2.152%, 05/17/21		6,000	5,971,959
Commonwealth Bank of Australia
0.500%, 07/11/22	EUR	5,725	6,267,139
National Australia Bank, Ltd. Floating Rate Note
(r) 2.461%, 11/04/21		3,245	3,236,855
0.875%, 01/20/22	EUR	1,112	1,227,931
0.350%, 09/07/22	EUR	1,500	1,642,071
Westpac Banking Corp.
(r) 1.331%, 01/25/21		1,114	1,108,898
(r) 2.543%, 08/19/21		540	540,415
0.250%, 01/17/22	EUR	8,500	9,255,029

TOTAL AUSTRALIA			31,442,873

BELGIUM — (3.9%)
Anheuser-Busch InBev Finance, Inc.
3.700%, 02/01/24		400	432,863
Anheuser-Busch InBev SA
0.800%, 04/20/23	EUR	1,439	1,595,715
Dexia Credit Local SA
2.000%, 01/22/21	EUR	2,000	2,225,539
0.625%, 01/21/22	EUR	1,250	1,388,644
0.250%, 06/02/22	EUR	2,000	2,211,468
1.125%, 06/15/22	GBP	2,000	2,546,605
0.750%, 01/25/23	EUR	6,000	6,741,448
0.250%, 06/01/23	EUR	12,900	14,330,157
0.625%, 02/03/24	EUR	7,000	7,897,041
Euroclear Bank SA Floating Rate Note
(r) 0.000%, 03/08/21	EUR	2,000	2,186,685
Euroclear Bank SA
0.250%, 09/07/22	EUR	1,404	1,531,400

TOTAL BELGIUM			43,087,565

			Face Amount^	Value†
			(000)
	CANADA — (8.5%)
	Bank of Montreal
(r)	2.428%, 08/27/21		1,000	$1,001,851
	0.250%, 11/17/21	EUR	1,500	1,637,535
(r)	1.323%, 09/07/21	AUD	2,800	1,825,192
(r)	0.151%, 09/28/21	EUR	1,000	1,090,208
(r)	1.543%, 09/07/23	AUD	2,000	1,298,762
	Bank of Nova Scotia (The)
(r)	1.575%, 04/20/21		5,000	4,988,356
	Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	6,750	7,439,961
	0.375%, 05/03/24	EUR	1,740	1,858,136
	Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		2,000	1,934,587
	CPPIB Capital, Inc.
	2.375%, 01/29/21		7,000	7,100,539
	Enbridge, Inc.
#	4.000%, 10/01/23		3,000	3,090,279
	Export Development Canada Floating Rate Note
(r)	0.836%, 11/15/21	GBP	1,000	1,258,434
(r)	0.520%, 05/29/24	GBP	1,000	1,253,908
	Royal Bank of Canada
	1.920%, 07/17/20	CAD	10,000	7,195,086
	2.860%, 03/04/21	CAD	25,000	18,221,201
(r)	1.150%, 04/30/21		3,394	3,390,549
	1.968%, 03/02/22	CAD	8,000	5,817,048
	Toronto-Dominion Bank (The)
	2.563%, 06/24/20	CAD	4,000	2,880,822
	0.625%, 03/08/21	EUR	3,379	3,706,356
(r)	2.387%, 04/07/21		1,077	1,079,956
(r)	1.198%, 06/11/21		2,000	1,994,952
	1.994%, 03/23/22	CAD	10,000	7,281,583
	0.625%, 07/20/23	EUR	1,000	1,095,992
(r)	0.011%, 09/08/20	EUR	1,700	1,861,558
(r)	1.873%, 12/22/20	AUD	5,000	3,275,919

	TOTAL CANADA			93,578,770

	DENMARK — (1.2%)
	AP Moller—Maersk A.S.
	1.500%, 11/24/22	EUR	2,680	2,937,482
	Danske Bank A.S.
Ω	2.800%, 03/10/21		5,000	5,049,896
	0.875%, 05/22/23	EUR	2,500	2,696,585
	Kommunekredit
	0.250%, 03/29/23	EUR	2,000	2,226,262

	TOTAL DENMARK			12,910,225

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
FINLAND — (0.6%)
Nordea Bank Abp
	0.300%, 06/30/22	EUR	5,000	$5,483,544
OP Corporate Bank P.L.C.
	0.750%, 03/03/22	EUR	725	800,307
	0.375%, 10/11/22	EUR	500	548,721

TOTAL FINLAND				6,832,572

FRANCE — (3.2%)
Agence Francaise de Developpement
	0.125%, 03/31/21	EUR	1,000	1,098,995
BNP Paribas SA
	1.000%, 06/27/24	EUR	6,000	6,626,844
BPCE SA
	1.125%, 12/14/22	EUR	2,200	2,452,794
	0.375%, 10/05/23	EUR	500	547,739
	0.625%, 09/26/24	EUR	800	864,369
Caisse d’Amortissement de la Dette Sociale
	0.125%, 10/25/23	EUR	6,500	7,247,675
Pernod Ricard SA
Ω	4.450%, 01/15/22		2,450	2,567,773
Sanofi
	0.500%, 03/21/23	EUR	6,000	6,673,106
Societe Generale SA
Ω	2.500%, 04/08/21		4,200	4,231,290
Ω	3.250%, 01/12/22		1,000	1,017,299
Total Capital International SA
	2.125%, 11/19/21	EUR	1,200	1,349,192
UNEDIC ASSEO
	0.000%, 11/25/20	EUR	600	658,393

TOTAL FRANCE				35,335,469

GERMANY — (6.0%)
BMW Finance NV
	0.125%, 01/12/21	EUR	645	703,088
	0.625%, 10/06/23	EUR	2,000	2,188,020
BMW US Capital LLC
#Ω	3.450%, 04/12/23		5,000	5,156,934
Daimler Canada Finance, Inc.
	1.570%, 05/25/20	CAD	3,000	2,153,116
Daimler Finance North America LLC
(r)	2.141%, 05/04/20		1,000	1,000,000
Ω	2.850%, 01/06/22		7,200	7,178,041
Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	624	710,925
Deutsche Bank AG
	2.950%, 08/20/20		1,000	999,328

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	100,000	$10,203,233
	Land Baden-Wuerttemberg Floating Rate Note
(r)	0.370%, 07/19/21	EUR	500	552,174
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.050%, 11/09/21	EUR	5,000	5,505,943
	Landwirtschaftliche Rentenbank Floating Rate Note
(r)	0.000%, 01/15/21	EUR	1,000	1,097,778
	Landwirtschaftliche Rentenbank
	0.375%, 01/22/24	EUR	4,630	5,203,429
	NRW Bank
	0.125%, 03/10/23	EUR	7,000	7,762,001
	State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.691%, 10/29/21	GBP	5,000	6,283,402
	Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	1,000	1,098,385
	Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		3,625	3,627,133
Ω	4.000%, 11/12/21		2,000	2,031,456
	Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	300	325,603
	VW Credit Canada, Inc.
	2.150%, 06/24/20	CAD	3,000	2,153,224

	TOTAL GERMANY			65,933,213

	ITALY — (1.0%)
	Enel Finance International NV
	5.000%, 09/14/22	EUR	2,000	2,422,884
	Eni SpA
	4.000%, 06/29/20	EUR	600	661,000
	1.750%, 01/18/24	EUR	1,170	1,322,303
	Intesa Sanpaolo SpA
	1.000%, 07/04/24	EUR	6,100	6,523,288

	TOTAL ITALY			10,929,475

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
JAPAN — (7.4%)
American Honda Finance Corp.
(r)	1.118%, 06/11/21		5,000	$4,953,345
	1.375%, 11/10/22	EUR	2,000	2,202,504
	0.550%, 03/17/23	EUR	2,606	2,812,256
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		700	704,187
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	2,150	2,335,753
	0.980%, 10/09/23	EUR	4,000	4,373,509
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		4,000	4,056,285
(r)	1.913%, 09/13/21		3,735	3,734,071
	2.953%, 02/28/22		400	409,135
	0.523%, 06/10/24	EUR	3,000	3,212,070
Nissan Motor Acceptance Corp.
Ω	2.550%, 03/08/21		3,500	3,394,550
(r)Ω	1.825%, 09/21/21		2,000	1,841,016
Sumitomo Mitsui Financial Group, Inc.
	2.058%, 07/14/21		1,650	1,659,966
	0.819%, 07/23/23	EUR	4,544	4,928,661
Takeda Pharmaceutical Co., Ltd.
	0.375%, 11/21/20	EUR	4,152	4,550,695
Total Capital Canada, Ltd.
	1.875%, 07/09/20	EUR	300	329,696
	1.125%, 03/18/22	EUR	1,500	1,666,399
Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	10,000	7,245,232
	2.020%, 02/28/22	CAD	4,000	2,892,029
Toyota Motor Credit Corp. Floating Rate Note
(r)	1.753%, 05/22/20		5,000	4,999,513
(r)	1.892%, 01/08/21		992	988,212
(r)	1.591%, 04/13/21		17,000	16,909,135
	1.000%, 09/10/21	EUR	500	550,170
	0.750%, 07/21/22	EUR	1,010	1,108,900
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	500	544,144

TOTAL JAPAN				82,401,433

JERSEY, CHANNEL ISLANDS — (0.0%)
Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	483	496,330

			Face Amount^	Value†
			(000)
NETHERLANDS — (4.2%)
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	$1,001,843
	BNG Bank NV
	2.625%, 09/01/20	EUR	365	403,769
	Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	900	985,702
	4.000%, 01/11/22	EUR	980	1,141,897
	4.750%, 06/06/22	EUR	1,367	1,638,395
	ING Bank NV Floating Rate Note
(r)	0.006%, 11/26/21	EUR	2,000	2,178,943
	ING Groep NV
	1.000%, 09/20/23	EUR	5,000	5,526,063
	Koninklijke Philips NV
	0.500%, 09/06/23	EUR	2,000	2,217,386
	Nederlandse Waterschapsbank NV
(r)Ω	0.811%, 12/15/21		30,000	29,986,773
	Shell International Finance BV
	1.250%, 03/15/22	EUR	647	718,340
	1.000%, 04/06/22	EUR	929	1,028,856

	TOTAL NETHERLANDS			46,827,967

	NORWAY — (1.0%)
	Equinor ASA
	2.000%, 09/10/20	EUR	10,000	11,021,463

	SINGAPORE — (0.7%)
	DBS Bank, Ltd. Floating Rate Note
(r)	1.250%, 09/13/22	AUD	3,200	2,078,233
	Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.840%, 10/06/20	AUD	5,000	3,259,988
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	320	352,786
	United Overseas Bank Ltd/Sydney Floating Rate Note
(r)	1.050%, 04/06/21	AUD	2,000	1,306,359
	United Overseas Bank, Ltd. Floating Rate Note
(r)	0.643%, 07/25/22	AUD	1,000	647,522

	TOTAL SINGAPORE			7,644,888

	SPAIN — (2.0%)
	Banco Santander SA
	3.848%, 04/12/23		2,000	2,075,261
	Iberdrola International BV
	1.750%, 09/17/23	EUR	1,000	1,149,225

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	SPAIN — (Continued)
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		9,525	$9,586,380
	Spain Government Bond
Ω	5.400%, 01/31/23	EUR	2,500	3,154,605
	Telefonica Emisiones SA
	0.750%, 04/13/22	EUR	2,200	2,415,233
	3.987%, 01/23/23	EUR	1,700	2,035,464
	1.069%, 02/05/24	EUR	1,400	1,562,480

	TOTAL SPAIN			21,978,648

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.1%)
	African Development Bank Floating Rate Note
(r)	0.751%, 12/15/21		10,000	9,980,000
	African Development Bank
	5.250%, 03/23/22	AUD	1,000	707,174
	Asian Development Bank Floating Rate Note
(r)	0.325%, 02/01/22	GBP	1,000	1,257,651
(r)	0.369%, 03/19/24	GBP	4,280	5,366,487
	Asian Development Bank
	0.370%, 06/26/23	SEK	20,000	2,055,369
	Council Of Europe Development Bank
	3.000%, 07/13/20	EUR	496	546,937
	European Bank for Reconstruction & Development Floating Rate Note
(r)	0.517%, 02/28/24	GBP	1,800	2,259,098
	European Financial Stability Facility
	0.200%, 01/17/24	EUR	23,536	26,327,975
	European Investment Bank
(r)	0.345%, 01/10/22	GBP	9,000	11,338,332
	European Investment Bank Floating Rate Note
(r)	0.416%, 06/29/23	GBP	14,686	18,485,916
	Inter-American Development Bank
(r)	0.864%, 10/09/20		845	844,586
(r)	0.971%, 10/25/21		1,000	997,760
	International Bank for Reconstruction & Development
	0.305%, 10/04/23	GBP	2,000	2,513,241
	International Bank for Reconstruction & Development Floating Rate Note
(r)	0.566%, 05/15/24	GBP	1,784	2,234,589

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp. Floating Rate Note
(r) 0.755%, 08/23/21		5,000	$4,999,714

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			89,914,829

SWEDEN — (2.9%)
Kommuninvest I Sverige AB
0.250%, 06/01/22	SEK	157,430	16,177,198
0.750%, 02/22/23	SEK	50,000	5,202,134
1.000%, 11/13/23	SEK	12,500	1,316,617
Skandinaviska Enskilda Banken AB
0.300%, 02/17/22	EUR	1,250	1,367,853
1.250%, 08/05/22	GBP	2,000	2,493,885
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	4,600	5,035,716
Swedbank AB
0.250%, 11/07/22	EUR	800	870,720

TOTAL SWEDEN			32,464,123

SWITZERLAND — (1.0%)
Credit Suisse Group Funding Guernsey, Ltd.
1.250%, 04/14/22	EUR	1,000	1,099,247
Novartis Finance SA
0.750%, 11/09/21	EUR	1,200	1,328,688
UBS Group Funding Switzerland AG
1.750%, 11/16/22	EUR	4,700	5,277,453
2.125%, 03/04/24	EUR	2,400	2,763,960

TOTAL SWITZERLAND			10,469,348

UNITED KINGDOM — (5.0%)
Barclays P.L.C.
3.250%, 01/12/21		1,000	1,007,190
BAT International Finance P.L.C.
4.875%, 02/24/21	EUR	743	840,851
3.625%, 11/09/21	EUR	105	119,452
0.875%, 10/13/23	EUR	5,100	5,524,863
BP Capital Markets P.L.C.
1.109%, 02/16/23	EUR	5,000	5,495,239
BP Capital Markets PLC
3.497%, 11/09/20	CAD	4,000	2,889,989
British Telecommunications P.L.C.
0.500%, 06/23/22	EUR	400	437,020
1.125%, 03/10/23	EUR	7,000	7,759,071

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	HSBC Holdings P.L.C.
(r)	3.339%, 05/25/21		3,082	$3,092,376
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		1,000	1,015,942
	Mead Johnson Nutrition Co.
	3.000%, 11/15/20		2,800	2,824,424
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	6,050	6,664,498
	Nationwide Building Society
	0.625%, 04/19/23	EUR	3,000	3,301,915
	NatWest Markets P.L.C.
	1.000%, 05/28/24	EUR	3,130	3,335,224
	PPL WEM Ltd / Western Power Distribution P.L.C.
Ω	5.375%, 05/01/21		500	513,487
	Praxair, Inc.
	1.200%, 02/12/24	EUR	3,372	3,833,627
	Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	1,500	1,488,172
	Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	3,500	3,915,098
	Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	1,300	1,484,999

	TOTAL UNITED KINGDOM			55,543,437

	UNITED STATES — (29.8%)
	3M Co. Floating Rate Note
(r)	0.000%, 05/15/20	EUR	663	726,512
	3M Co.
	1.875%, 11/15/21	EUR	1,865	2,092,168
	Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	2,000	2,187,684
	0.875%, 09/27/23	EUR	3,420	3,814,966
	AbbVie, Inc.
	2.900%, 11/06/22		1,080	1,123,528
	Aetna, Inc.
	2.750%, 11/15/22		5,000	5,150,947
	Albemarle Corp.
	1.875%, 12/08/21	EUR	5,100	5,528,395
	Allergan Finance LLC
	3.250%, 10/01/22		3,200	3,282,627
	Allergan Funding SCS
	3.450%, 03/15/22		6,000	6,149,440
	Altria Group, Inc.
	2.850%, 08/09/22		5,700	5,861,492
	1.000%, 02/15/23	EUR	1,500	1,651,309
	Ameren Corp.
	2.700%, 11/15/20		1,000	1,007,771
	American International Group, Inc.
	1.500%, 06/08/23	EUR	2,000	2,227,696

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	4.125%, 02/15/24		307	$332,091
	AmerisourceBergen Corp.
	3.500%, 11/15/21		5,000	5,143,643
	Amgen, Inc.
	1.250%, 02/25/22	EUR	270	298,848
	Anthem, Inc.
	3.300%, 01/15/23		5,000	5,265,448
	Apache Corp.
	3.250%, 04/15/22		402	361,854
	Ares Capital Corp.
	4.200%, 06/10/24		1,046	998,558
	Assurant, Inc.
	4.200%, 09/27/23		1,500	1,572,077
	AT&T, Inc.
	2.500%, 03/15/23	EUR	5,000	5,747,052
	1.950%, 09/15/23	EUR	175	198,296
	2.400%, 03/15/24	EUR	3,000	3,482,514
	Autodesk, Inc.
#	3.600%, 12/15/22		2,239	2,335,213
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22		800	806,956
	Bank of America Corp.
	1.625%, 09/14/22	EUR	1,500	1,677,150
	0.750%, 07/26/23	EUR	2,000	2,193,540
	Baxter International, Inc.
	0.400%, 05/15/24	EUR	2,000	2,176,701
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	1,000	1,105,333
	0.750%, 03/16/23	EUR	1,500	1,664,322
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	1,900	2,027,134
	2.150%, 11/25/22	EUR	5,000	5,486,502
	3.650%, 03/15/25		1,000	1,034,127
	Bristol-Myers Squibb Co.
Ω	3.550%, 08/15/22		1,777	1,878,006
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		2,425	2,470,544
	Bunge Ltd Finance Corp.
	4.350%, 03/15/24		2,000	2,083,830
	Campbell Soup Co.
	3.650%, 03/15/23		286	300,904
	Capital One Financial Corp.
	0.800%, 06/12/24	EUR	2,000	2,025,590
	3.200%, 02/05/25		1,000	1,019,617
	Cardinal Health, Inc.
	3.200%, 06/15/22		4,000	4,103,411
	Caterpillar Financial Services Corp.
(r)	1.872%, 05/15/20		5,000	4,999,891
(r)	0.971%, 03/15/21		1,000	996,522

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
(r)	2.082%, 05/17/21		2,766	$2,748,466
(r)	1.279%, 09/07/21		2,000	1,977,602
	Church & Dwight Co., Inc.
	2.875%, 10/01/22		2,000	2,047,080
	Coca-Cola Co. (The)
	0.750%, 03/09/23	EUR	2,000	2,234,827
	Comcast Corp.
(r)	1.873%, 10/01/21		2,243	2,239,113
	Constellation Brands, Inc.
	2.700%, 05/09/22		565	574,367
	Cox Communications, Inc.
Ω	3.250%, 12/15/22		5,000	5,204,754
	CVS Health Corp.
	2.800%, 07/20/20		2,665	2,664,680
	Discovery Communications LLC
	3.250%, 04/01/23		497	510,178
	3.450%, 03/15/25		200	205,263
	E*TRADE Financial Corp.
	2.950%, 08/24/22		5,000	5,104,510
	eBay, Inc.
#	2.600%, 07/15/22		760	779,153
	Energy Transfer Partners L.P.
	3.600%, 02/01/23		4,594	4,470,815
	Enterprise Products Operating LLC
	3.350%, 03/15/23		1,200	1,243,901
	Equifax, Inc.
#	3.300%, 12/15/22		1,000	1,026,227
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,000	4,115,885
	Exelon Generation Co. LLC
#	3.400%, 03/15/22		815	840,758
	FedEx Corp.
	1.000%, 01/11/23	EUR	7,000	7,598,196
	Fluor Corp.
	1.750%, 03/21/23	EUR	5,287	4,072,779
	Fortune Brands Home & Security, Inc.
	3.000%, 06/15/20		3,000	2,999,521
	GATX Corp.
	4.750%, 06/15/22		5,000	5,247,460
	General Electric Co.
	0.375%, 05/17/22	EUR	1,000	1,078,206
	GENERAL ELECTRIC Co. SR UNSECURED 05/23
	1.25
	1.250%, 05/26/23	EUR	1,500	1,633,106
	General Mills, Inc.
	1.000%, 04/27/23	EUR	1,809	1,997,648
	General Motors Financial Co., Inc.
	4.200%, 03/01/21		1,000	993,162

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.450%, 01/14/22		3,705	$3,578,747
	Goldman Sachs Group, Inc. (The)
	3.550%, 02/12/21	CAD	4,000	2,916,542
	5.250%, 07/27/21		3,000	3,133,078
	Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		1,924	1,831,724
	0.900%, 11/19/24	EUR	2,000	2,003,796
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		2,000	2,105,463
	4.650%, 10/01/24		1,000	1,063,963
	Honeywell International, Inc.
	1.300%, 02/22/23	EUR	8,000	8,965,277
	IBM Credit LLC
(r)	1.395%, 01/20/21		4,000	3,994,664
	International Business Machines Corp.
	1.875%, 11/06/20	EUR	312	344,551
	0.500%, 09/07/21	EUR	2,250	2,469,903
	1.250%, 05/26/23	EUR	2,923	3,293,081
	JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,082,315
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	4,501	4,910,751
	JPMorgan Chase & Co.
	2.625%, 04/23/21	EUR	4,000	4,480,184
	0.625%, 01/25/24	EUR	3,333	3,644,161
	Kellogg Co.
	0.800%, 11/17/22	EUR	1,790	1,974,466
	Keurig Dr Pepper, Inc.
	2.700%, 11/15/22		4,684	4,777,144
	Marathon Petroleum Corp.
	3.400%, 12/15/20		3,500	3,512,839
	Mastercard, Inc.
	1.100%, 12/01/22	EUR	1,000	1,115,958
	Medtronic Global Holdings SCA
	0.000%, 03/07/21	EUR	2,000	2,184,651
	0.000%, 12/02/22	EUR	2,062	2,244,579
	Micron Technology, Inc.
	2.497%, 04/24/23		300	305,328
	Molson Coors Brewing Co.
	1.250%, 07/15/24	EUR	7,112	7,586,339
	Mondelez International, Inc.
	2.375%, 01/26/21	EUR	300	332,656
	Morgan Stanley
	2.375%, 03/31/21	EUR	1,000	1,112,588
	3.125%, 08/05/21	CAD	4,000	2,927,260
	1.875%, 03/30/23	EUR	1,500	1,697,000
	1.750%, 03/11/24	EUR	3,314	3,766,089

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Mosaic Co. (The)
	3.750%, 11/15/21		6,000	$5,988,478
	Motorola Solutions, Inc.
	3.500%, 03/01/23		2,000	2,049,644
	Mylan NV
	2.250%, 11/22/24	EUR	2,000	2,231,950
	Mylan, Inc.
Ω	3.125%, 01/15/23		550	555,709
	4.200%, 11/29/23		331	344,590
	National Oilwell Varco, Inc.
	2.600%, 12/01/22		1,042	979,397
	National Rural Utilities Cooperative Finance Corp.
(r)	1.750%, 06/30/21		2,600	2,571,652
	NBCUniversal Enterprise, Inc.
(r)Ω	1.833%, 04/01/21		1,870	1,870,151
	NetApp, Inc.
	3.250%, 12/15/22		500	513,327
	Newmont Corp.
	3.625%, 06/09/21		500	506,464
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		2,864	3,002,528
	ONEOK Partners L.P.
	3.375%, 10/01/22		1,730	1,680,427
	Oracle Corp.
	2.250%, 01/10/21	EUR	1,140	1,265,427
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		361	366,624
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	6,680	7,346,628
	Philip Morris International, Inc.
	2.875%, 05/30/24	EUR	2,000	2,364,857
	Procter & Gamble Co. (The)
	2.000%, 08/16/22	EUR	400	457,689
	Prudential Financial, Inc.
	3.500%, 05/15/24		3,000	3,274,794
	Ryder System, Inc.
	3.400%, 03/01/23		2,325	2,354,624
	2.500%, 09/01/24		2,000	1,959,292
	Sempra Energy
	4.050%, 12/01/23		1,000	1,071,049
	Sky, Ltd.
	1.875%, 11/24/23	EUR	2,748	3,154,580
	Southern Co. (The)
	2.750%, 06/15/20		1,775	1,776,321
	Stryker Corp.
	1.125%, 11/30/23	EUR	2,277	2,550,934
	United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	8,546	9,304,913

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.900%, 04/01/25		1,500	$1,672,571
	Verizon Communications, Inc.
	3.376%, 02/15/25		1,000	1,096,044
	ViacomCBS, Inc.
	4.500%, 03/01/21		6,000	6,205,264
	Wells Fargo & Co.
	2.250%, 09/03/20	EUR	1,294	1,426,183
	1.500%, 09/12/22	EUR	300	333,588
	Wells Fargo Bank NA
(r)	1.608%, 10/22/21		6,000	5,963,820
	Whirlpool Corp.
	3.700%, 03/01/23		1,000	1,062,333
	Williams Cos., Inc. (The)
	3.700%, 01/15/23		670	677,908

	TOTAL UNITED STATES			329,532,723

	TOTAL BONDS			988,345,351

U.S. TREASURY OBLIGATIONS — (8.4%)
	U.S. Treasury Bills
	0.170%, 07/14/20		20,000	19,996,506
	U.S. Treasury Notes
(r)	0.240%, 01/31/21		11,000	11,008,188
(r)	0.264%, 04/30/21		40,500	40,540,508
(r)	0.345%, 07/31/21		22,000	22,043,140

	TOTAL U.S. TREASURY OBLIGATIONS			93,588,342

TOTAL INVESTMENT SECURITIES (Cost $1,116,014,980)				1,088,529,904

COMMERCIAL PAPER — (1.6%)
Ω	Bayer Corp. 2.450%, 09/01/20		2,100	2,086,257
	EXPORT DEVELMT Corp.
	0.440%, 08/10/20		4,000	3,995,807
	0.447%, 08/11/20		3,000	2,996,798
Ω	PSP Capital, Inc.
	0.620%, 09/22/20		9,000	8,986,515

	TOTAL COMMERCIAL PAPER			18,065,377

			Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund		62,220	719,951

TOTAL INVESTMENTS — (100.0%) (Cost $1,134,786,273)				$1,107,315,232

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2020, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	63,696,531	EUR	58,012,047	Bank of America Corp.	05/04/20	$124,054
EUR	58,012,047	USD	62,911,164	State Street Bank And Trust	05/04/20	661,313
SEK	24,408,034	USD	2,468,973	State Street Bank And Trust	06/22/20	34,085
EUR	1,098,786	USD	1,187,667	State Street Bank And Trust	07/20/20	18,333

Total Appreciation						$837,785
USD	13,365,080	AUD	22,016,117	Citibank, N.A.	05/12/20	$(981,999)
USD	7,698,872	NZD	12,729,238	Bank of America Corp.	05/15/20	(109,177)
NZD	12,729,238	USD	7,818,719	Goldman Sachs International	05/15/20	(10,670)
USD	93,704,899	EUR	85,980,284	State Street Bank And Trust	06/09/20	(580,651)
USD	57,294,074	GBP	45,549,170	JP Morgan New York	06/12/20	(84,092)
USD	36,394,822	SEK	366,136,639	Bank of America Corp.	06/22/20	(1,152,704)
USD	64,341,596	CAD	90,426,297	JP Morgan New York	06/23/20	(629,460)
USD	63,532,610	EUR	58,519,804	State Street Bank And Trust	06/26/20	(663,659)
USD	97,497,427	EUR	89,577,035	JP Morgan New York	07/16/20	(811,530)
USD	102,880,162	EUR	94,804,462	JP Morgan New York	07/20/20	(1,174,889)
USD	102,984,910	EUR	94,508,621	JP Morgan New York	07/27/20	(761,312)

Total (Depreciation)						$(6,960,143)

Total Appreciation (Depreciation)						$(6,122,358)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$31,442,873	—	$31,442,873
Belgium	—	43,087,565	—	43,087,565
Canada	—	93,578,770	—	93,578,770
Denmark	—	12,910,225	—	12,910,225
Finland	—	6,832,572	—	6,832,572
France	—	35,335,469	—	35,335,469
Germany	—	65,933,213	—	65,933,213
Italy	—	10,929,475	—	10,929,475
Japan	—	82,401,433	—	82,401,433
Jersey, Channel Islands	—	496,330	—	496,330
Netherlands	—	46,827,967	—	46,827,967
Norway	—	11,021,463	—	11,021,463
Singapore	—	7,644,888	—	7,644,888
Spain	—	21,978,648	—	21,978,648
Supranational Organization Obligations	—	89,914,829	—	89,914,829
Sweden	—	32,464,123	—	32,464,123
Switzerland	—	10,469,348	—	10,469,348
United Kingdom	—	55,543,437	—	55,543,437
United States	—	329,532,723	—	329,532,723
Agency Obligations	—	6,596,211	—	6,596,211

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$93,588,342	—	$93,588,342
Commercial Paper	—	18,065,377	—	18,065,377
Securities Lending Collateral	—	719,951	—	719,951
Forward Currency Contracts**	—	(6,122,358)	—	(6,122,358)

TOTAL	—	$1,101,192,874	—	$1,101,192,874

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face Amount^	Value†
			(000)
	BONDS — (89.9%)
	AUSTRALIA — (1.1%)
	ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	27,377	$29,866,681
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	41,239	45,209,818
	Commonwealth Bank of Australia
	0.500%, 07/11/22	EUR	16,950	18,555,110
	National Australia Bank, Ltd.
	0.875%, 01/20/22	EUR	9,168	10,123,808
	0.350%, 09/07/22	EUR	27,190	29,765,281
	Westpac Banking Corp.
	0.250%, 01/17/22	EUR	11,762	12,806,782
	2.625%, 12/14/22	GBP	5,416	6,957,552

	TOTAL AUSTRALIA			153,285,032

	AUSTRIA — (1.1%)
	OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	12,761	14,222,958
	Oesterreichische Kontrollbank AG Floating Rate Note
(r)	1.693%, 11/22/21		37,200	37,144,724
	0.750%, 03/07/22	GBP	8,000	10,123,758
	1.125%, 12/15/22	GBP	2,907	3,719,809
	Republic of Austria Government Bond
Ω	0.000%, 07/15/23	EUR	65,116	72,652,120
	Republic of Austria Government International Bond Floating Rate Note
(r)	0.000%, 06/04/20	EUR	9,333	10,229,037

	TOTAL AUSTRIA			148,092,406

	BELGIUM — (3.8%)
	Dexia Credit Local SA
	2.000%, 01/22/21	EUR	43,500	48,405,473
	0.200%, 03/16/21	EUR	14,050	15,440,167
	0.875%, 09/07/21	GBP	8,100	10,249,471
	0.625%, 01/21/22	EUR	30,650	34,049,555
	0.250%, 06/02/22	EUR	72,400	80,055,152
	1.125%, 06/15/22	GBP	35,400	45,074,915
	0.750%, 01/25/23	EUR	60,100	67,526,832
	0.250%, 06/01/23	EUR	6,600	7,331,708
	Euroclear Bank SA Floating Rate Note
(r)	0.096%, 07/10/20	EUR	6,814	7,466,372
(r)	0.000%, 03/08/21	EUR	167	182,588

			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
Kingdom of Belgium Government Bond
	2.250%, 06/22/23	EUR	128,710	$153,476,221
Ω	0.200%, 10/22/23	EUR	40,000	44,900,552

TOTAL BELGIUM				514,159,006

CANADA — (17.9%)
Bank of Montreal
(r)	1.181%, 06/15/20		2,070	2,070,112
	1.880%, 03/31/21	CAD	129,816	94,162,881
(r)	1.771%, 04/13/21		83,200	83,072,870
	1.610%, 10/28/21	CAD	106,000	76,600,697
	0.250%, 11/17/21	EUR	24,840	27,117,573
	1.375%, 12/29/21	GBP	2,613	3,297,523
(r)	1.323%, 09/07/21	AUD	3,400	2,216,305
(r)	0.151%, 09/28/21	EUR	57,052	62,198,555
(r)	0.011%, 03/14/22	EUR	9,953	10,782,586
(r)	1.160%, 10/06/22	AUD	11,000	7,154,494
(r)	1.543%, 09/07/23	AUD	2,470	1,603,971
Bank of Nova Scotia (The)
	2.130%, 06/15/20	CAD	239,000	171,993,462
	3.270%, 01/11/21	CAD	50,000	36,492,331
(r)	1.575%, 04/20/21		34,745	34,664,083
	2.700%, 03/07/22		61,626	63,422,715
	0.375%, 04/06/22	EUR	29,000	31,668,370
	1.250%, 06/08/22	GBP	3,890	4,863,071
	1.750%, 12/23/22	GBP	25,148	31,792,613
Canadian Imperial Bank of Commerce
	1.850%, 07/14/20	CAD	153,200	110,290,352
(r)	1.683%, 10/05/20		28,525	28,506,494
	1.900%, 04/26/21	CAD	129,200	93,502,577
	0.750%, 03/22/23	EUR	2,000	2,204,433
CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	78,000	56,086,928
Export Development Canada Floating Rate Note
(r)	0.836%, 11/15/21	GBP	28,000	35,236,159
(r)	0.355%, 01/31/22	GBP	32,000	40,241,265
(r)	0.520%, 05/29/24	GBP	5,399	6,769,847
Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	8,500	10,731,014
Province of Alberta Canada
	1.250%, 06/01/20	CAD	25,000	17,973,167
Province of Manitoba Canada
	1.500%, 12/15/22	GBP	36,230	46,646,251

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Ontario Canada
	4.200%, 06/02/20	CAD	170,451	$122,852,808
	3.000%, 09/28/20	EUR	3,303	3,663,533
	3.150%, 06/02/22	CAD	135,200	102,242,845
(r)	0.844%, 11/10/20	GBP	37,000	46,586,579
(r)	0.928%, 10/27/21	CAD	52,250	37,654,384
Province of Quebec Canada
	4.500%, 12/01/20	CAD	52,000	38,252,006
	0.875%, 05/24/22	GBP	11,551	14,620,206
Quebec, Province of Canada
	1.500%, 12/15/23	GBP	20,000	25,866,260
	2.375%, 01/22/24	EUR	17,728	21,182,160
Royal Bank of Canada
	1.920%, 07/17/20	CAD	38,500	27,701,081
(r)	1.231%, 10/26/20		2,600	2,595,045
	2.860%, 03/04/21	CAD	40,000	29,153,921
	2.030%, 03/15/21	CAD	160,500	116,232,925
(r)	1.150%, 04/30/21		8,018	8,009,847
	1.968%, 03/02/22	CAD	304,434	221,363,400
	2.000%, 03/21/22	CAD	30,000	21,845,181
(r)	0.310%, 07/24/20	EUR	4,938	5,412,290
(r)	0.034%, 08/06/20	EUR	12,297	13,469,868
Toronto-Dominion Bank (The)
	2.563%, 06/24/20	CAD	57,500	41,411,814
	0.625%, 03/08/21	EUR	13,483	14,789,229
(r)	1.198%, 06/11/21		3,000	2,992,428
	2.621%, 12/22/21	CAD	57,179	42,016,573
	1.994%, 03/23/22	CAD	313,467	228,253,610
	3.005%, 05/30/23	CAD	33,000	24,929,645
	0.625%, 07/20/23	EUR	25,256	27,680,375
Toronto-Dominion Bank (The) Floating Rate Note
(r)	0.246%, 07/13/20	EUR	2,000	2,191,796

TOTAL CANADA				2,436,332,508

DENMARK — (4.3%)
Denmark Government Bond
	1.500%, 11/15/23	DKK	2,168,743	341,195,818
Kommunekredit
	0.250%, 10/09/20	EUR	83,000	91,145,430
	0.000%, 09/08/22	EUR	30,214	33,320,248
	0.250%, 03/29/23	EUR	66,308	73,809,499
	0.250%, 05/15/23	EUR	36,868	41,070,755
	0.125%, 08/28/23	EUR	3,193	3,545,389

TOTAL DENMARK				584,087,139

FINLAND — (2.0%)
Finland Government Bond
Ω	0.000%, 09/15/23	EUR	98,757	110,365,412
Municipality Finance P.L.C. Floating Rate Note
(r)	1.742%, 02/17/21		7,100	7,098,126

		Face Amount^	Value†
		(000)
FINLAND — (Continued)
Municipality Finance P.L.C.
1.250%, 12/07/22	GBP	55,568	$71,329,551
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	56,018	61,836,657
2.500%, 05/20/22	GBP	2,550	3,285,068
0.375%, 10/11/22	EUR	16,840	18,480,939

TOTAL FINLAND			272,395,753

FRANCE — (7.5%)
Agence Francaise de Developpement
0.125%, 03/31/21	EUR	4,500	4,945,476
0.125%, 04/30/22	EUR	58,200	64,409,852
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 1.119%, 06/07/21		5,600	5,601,462
Agence Francaise de Developpement EPIC
0.500%, 10/25/22	EUR	19,600	21,914,368
Bpifrance Financement SA
0.100%, 02/19/21	EUR	6,100	6,698,600
Caisse d’Amortissement de la Dette Sociale
0.125%, 11/25/22	EUR	249,200	276,735,233
0.500%, 05/25/23	EUR	33,500	37,700,542
0.125%, 10/25/23	EUR	46,900	52,294,764
Caisse des Depots et Consignations Floating Rate Note
(r) 1.541%, 10/02/20		47,200	47,256,206
Caisse des Depots et Consignations
1.000%, 01/25/21	GBP	3,900	4,931,462
Dexia Credit Local SA
2.000%, 06/17/20	GBP	38,300	48,327,118
(r) 1.574%, 09/04/20		9,325	9,335,351
(r) 1.161%, 09/29/20		43,000	43,042,140
Sanofi
0.875%, 09/22/21	EUR	9,000	9,938,667
0.000%, 03/21/22	EUR	23,000	25,229,543
0.000%, 09/13/22	EUR	12,200	13,383,536
0.500%, 03/21/23	EUR	132,300	147,141,985
SNCF Reseau
6.000%, 10/12/20	EUR	37,618	42,336,873
Total Capital International SA
2.125%, 03/15/23	EUR	4,500	5,175,256
0.250%, 07/12/23	EUR	7,000	7,630,675
Total Capital International SA
2.250%, 12/17/20	GBP	1,991	2,523,171
Unedic Asseo
0.875%, 10/25/22	EUR	97,900	110,471,072

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
0.250%, 11/24/23	EUR	5,000	$5,584,274
UNEDIC ASSEO
0.000%, 11/25/20	EUR	19,800	21,726,984

TOTAL FRANCE			1,014,334,610

GERMANY — (10.9%)
Bayerische Landesbodenkreditanstalt
2.500%, 02/09/22	EUR	17,829	20,511,749
Deutsche Bahn Finance GMBH Floating Rate Note
(r) 0.067%, 07/23/20	EUR	1,111	1,217,189
3.750%, 06/01/21	EUR	2,903	3,307,394
4.375%, 09/23/21	EUR	2,080	2,415,933
2.500%, 09/12/23	EUR	1,000	1,182,786
Erste Abwicklungsanstalt
0.000%, 02/25/21	EUR	7,000	7,688,529
FMS Wertmanagement Floating Rate Note
(r) 0.000%, 04/06/21	EUR	3,000	3,294,768
FMS Wertmanagement
1.125%, 09/07/23	GBP	20,300	26,061,049
Kreditanstalt fuer Wiederaufbau
0.125%, 06/01/20	EUR	5,000	5,481,483
0.375%, 12/15/20	GBP	5,000	6,301,655
2.125%, 08/15/23	EUR	57,114	67,899,100
0.000%, 09/15/23	EUR	87,801	97,558,719
0.125%, 11/07/23	EUR	173,800	194,070,134
0.125%, 01/15/24	EUR	42,000	46,926,773
Land Baden-Wuerttemberg Floating Rate Note
(r) 0.370%, 07/19/21	EUR	12,122	13,386,919
Land Berlin
0.250%, 07/15/20	EUR	5,840	6,406,238
1.500%, 08/28/20	EUR	4,200	4,627,735
Landeskreditbank Baden-Wuertteberg Foerderbank
1.125%, 05/17/21	GBP	16,400	20,802,287
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r) 1.387%, 09/27/21		37,335	37,409,297
0.875%, 03/07/22	GBP	5,485	6,953,012
Landwirtschaftliche Rentenbank
2.625%, 06/17/20	NOK	125,000	12,229,077
0.050%, 06/12/23	EUR	117,000	129,723,228

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Landwirtschaftliche Rentenbank Floating Rate Note
(r)	0.000%, 01/15/21	EUR	17,000	$18,662,231
NRW Bank
(r)	1.774%, 02/08/21		19,400	19,401,940
	0.000%, 08/10/22	EUR	23,000	25,371,899
	0.000%, 11/11/22	EUR	128,540	141,747,926
	0.125%, 03/10/23	EUR	89,000	98,688,301
	0.125%, 07/07/23	EUR	110,300	122,383,111
State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.691%, 10/29/21	GBP	9,000	11,310,124
	0.000%, 12/05/22	EUR	117,200	129,247,840
	0.375%, 02/16/23	EUR	106,009	118,189,648
	0.125%, 03/16/23	EUR	27,260	30,191,961
	0.200%, 04/17/23	EUR	39,500	43,867,823

TOTAL GERMANY				1,474,517,858

JAPAN — (3.3%)
Total Capital Canada, Ltd.
	1.875%, 07/09/20	EUR	24,000	26,375,714
	1.125%, 03/18/22	EUR	21,600	23,996,150
Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	13,000	9,418,801
	2.020%, 02/28/22	CAD	43,966	31,787,739
	2.350%, 07/18/22	CAD	34,200	24,866,897
Toyota Finance Australia Ltd.
	1.625%, 07/11/22	GBP	2,000	2,510,435
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	11,735	12,765,430
	0.500%, 04/06/23	EUR	12,500	13,637,382
	0.250%, 04/09/24	EUR	4,000	4,303,840
Toyota Motor Credit Corp.
(r)	1.470%, 10/09/20		50,000	49,871,005
	1.000%, 03/09/21	EUR	9,640	10,589,766
	1.900%, 04/08/21		46,722	47,010,576
	0.000%, 07/21/21	EUR	19,201	20,872,529
	1.125%, 09/07/21	GBP	3,352	4,189,335
(r)	1.677%, 10/07/21		3,000	2,964,095
	2.600%, 01/11/22		48,709	49,782,807
	0.750%, 07/21/22	EUR	61,577	67,606,665
	2.375%, 02/01/23	EUR	20,648	23,697,138
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	13,693	14,901,930
	0.625%, 09/26/23	EUR	4,000	4,375,569

TOTAL JAPAN				445,523,803

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
LUXEMBOURG — (0.2%)
Luxembourg Government Bond
	3.375%, 05/18/20	EUR	30,847	$33,840,856

NETHERLANDS — (8.6%)
Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	6,900	8,027,323
Allianz Finance II BV Floating Rate Note
(r)	0.031%, 12/07/20	EUR	4,000	4,378,164
BNG Bank NV
	1.125%, 05/24/21	GBP	14,000	17,761,577
	5.375%, 06/07/21	GBP	8,367	11,099,016
	1.250%, 12/15/21	GBP	79,900	101,851,503
	1.000%, 03/15/22	GBP	5,030	6,392,289
	1.000%, 06/17/22	GBP	15,457	19,657,357
	0.250%, 02/22/23	EUR	59,000	65,584,866
	0.050%, 07/11/23	EUR	184,891	204,626,695
Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	18,733	20,516,849
	2.750%, 01/10/22		31,570	32,352,832
	4.750%, 06/06/22	EUR	35,519	42,570,699
	0.500%, 12/06/22	EUR	22,849	25,229,043
Nederlandse Waterschapsbank NV
	1.750%, 07/09/20	EUR	10,040	11,043,192
(r)Ω	0.811%, 12/15/21		295,000	294,869,934
	0.125%, 09/25/23	EUR	55,009	61,181,955
Nederlandse Waterschapsbank NV Floating Rate Note
(r)	0.811%, 12/15/21		17,000	16,992,505
Shell International Finance BV
(r)	2.181%, 05/11/20		10,000	10,000,260
	1.625%, 03/24/21	EUR	39,343	43,670,181
	1.250%, 03/15/22	EUR	43,619	48,428,527
	1.000%, 04/06/22	EUR	55,401	61,355,915
	2.375%, 08/21/22		24,379	24,833,630
Toyota Motor Finance Netherlands BV Floating Rate Note
(r)	0.351%, 09/30/21	EUR	31,000	33,776,002

TOTAL NETHERLANDS				1,166,200,314

NORWAY — (2.0%)
Equinor ASA
	2.000%, 09/10/20	EUR	13,660	15,055,319
	5.625%, 03/11/21	EUR	1,210	1,385,496
	0.875%, 02/17/23	EUR	28,954	32,064,797

			Face Amount^	Value†
			(000)
NORWAY — (Continued)
Kommunalbanken A.S. Floating Rate Note
(r)	1.071%, 06/16/20		10,000	$10,006,840
(r)	1.259%, 04/15/21		47,000	47,050,962
(r)	1.763%, 02/24/22		39,000	38,888,912
	0.875%, 12/08/20	GBP	6,950	8,780,309
	0.125%, 03/21/22	SEK	200,000	20,497,299
	1.125%, 11/30/22	GBP	57,699	73,790,152
	1.500%, 12/15/23	GBP	4,000	5,199,618
Kommunalbanken AS
	1.125%, 12/15/21	GBP	12,237	15,564,343

TOTAL NORWAY				268,284,047

SINGAPORE — (0.7%)
DBS Bank, Ltd. Floating Rate Note
(r)	1.595%, 08/23/21	AUD	6,000	3,913,583
(r)	1.250%, 09/13/22	AUD	10,000	6,494,479
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.840%, 10/06/20	AUD	7,000	4,563,983
(r)	0.820%, 04/23/21	AUD	36,100	23,546,039
(r)	1.273%, 09/06/21	AUD	1,000	652,454
(r)	1.495%, 05/23/22	AUD	25,000	16,230,646
(r)	1.187%, 12/05/22	AUD	5,000	3,239,162
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	7,685	8,472,370
	4.625%, 07/26/22	GBP	4,200	5,721,290
United Overseas Bank, Ltd.
	Floating Rate Note
(r)	0.925%, 01/24/22	AUD	1,300	847,609
(r)	0.643%, 07/25/22	AUD	41,500	26,872,140

TOTAL SINGAPORE				100,553,755

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.3%)
African Development Bank Floating Rate Note
(r)	0.751%, 12/15/21		109,500	109,281,000
	5.250%, 03/23/22	AUD	2,500	1,767,936
	0.250%, 01/24/24	EUR	2,790	3,122,470
Asian Development Bank Floating Rate Note
(r)	0.325%, 02/01/22	GBP	69,500	87,406,733
(r)	0.369%, 03/19/24	GBP	37,244	46,698,471
	1.000%, 12/15/22	GBP	22,333	28,497,509
	0.200%, 05/25/23	EUR	244,378	272,011,368
	0.370%, 06/26/23	SEK	200,000	20,553,688
Council Of Europe Development Bank
	0.375%, 10/27/22	EUR	39,747	44,345,284
	0.125%, 05/25/23	EUR	87,670	97,527,488

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Eurofima
	0.250%, 04/25/23	EUR	3,373	$3,754,377
EUROFIMA
(r)	1.782%, 11/15/21		43,400	43,598,338
EUROFIMA Floating Rate
	Note
(r)	0.868%, 03/11/22		20,782	20,733,786
European Bank for Reconstruction & Development Floating Rate Note
(r)	0.517%, 02/28/24	GBP	20,500	25,728,610
European Financial Stability Facility
	1.750%, 10/29/20	EUR	7,864	8,704,714
	0.100%, 01/19/21	EUR	3,000	3,298,950
	0.000%, 11/17/22	EUR	91,238	101,110,934
	0.500%, 01/20/23	EUR	26,658	29,969,779
	0.125%, 10/17/23	EUR	91,000	101,426,067
	0.200%, 01/17/24	EUR	153,094	171,254,885
European Investment Bank
	1.375%, 09/15/20	EUR	10,000	11,028,301
(r)	0.345%, 01/10/22	GBP	22,250	28,030,876
	1.500%, 05/12/22	NOK	256,830	25,514,914
	0.500%, 07/19/22	SEK	130,000	13,425,591
	1.625%, 03/15/23	EUR	24,967	28,993,692
	0.000%, 10/16/23	EUR	39,214	43,616,977
	0.050%, 12/15/23	EUR	19,500	21,750,676
	0.875%, 12/15/23	GBP	12,000	15,338,652
	2.125%, 01/15/24	EUR	45,625	54,778,559
(r)	0.948%, 05/21/21	GBP	5,750	7,253,827
(r)	0.826%, 02/18/22	GBP	13,982	17,608,565
(r)	0.416%, 06/29/23	GBP	47,491	59,779,015
(r)	0.375%, 01/15/25	GBP	37,500	47,089,548
European Stability Mechanism
	0.100%, 07/31/23	EUR	224,961	250,329,246
European Stability Mechanism Treasury Bill
	(5.580%), 05/07/20	EUR	69,166	75,797,048
Inter-American Development Bank
(r)	1.419%, 07/15/21		31,158	31,248,210
(r)	1.219%, 01/15/22		259	258,239
	4.750%, 08/27/24	AUD	23,000	17,443,481
Inter-American Investment Corp.
(r)	1.401%, 10/12/21		21,805	21,811,541
International Bank for Reconstruction & Development
	1.000%, 12/19/22	GBP	21,785	27,827,276

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	0.305%, 10/04/23	GBP	26,000	$32,672,135
International Bank for Reconstruction & Development Floating Rate Note
(r)	0.566%, 05/15/24	GBP	41,627	52,140,837
International Finance Corp. Floating Rate Note
(r)	0.755%, 08/23/21		36,000	35,997,943
(r)	0.315%, 01/18/22	GBP	40,500	50,974,442
Nordic Investment Bank
	1.500%, 08/31/22	NOK	100,000	9,980,039
	1.375%, 06/19/23	NOK	200,000	19,978,624

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				2,221,460,641

SWEDEN — (4.9%)
Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	2,142,600	220,169,378
	0.750%, 02/22/23	SEK	1,075,000	111,845,889
	1.000%, 11/13/23	SEK	535,920	56,448,089
Skandinaviska Enskilda Banken AB
	0.300%, 02/17/22	EUR	31,728	34,719,396
	1.250%, 08/05/22	GBP	5,351	6,672,390
Svensk Exportkredit AB
(r)	0.791%, 12/14/20		22,500	22,491,055
(r)	0.893%, 12/13/21		14,200	14,203,642
	1.375%, 12/15/22	GBP	31,487	40,500,325
	1.375%, 12/15/23	GBP	8,000	10,360,403
Svensk Exportkredit AB Floating Rate Note
(r)	1.339%, 07/15/21		6,000	6,009,925
Svenska Handelsbanken AB
	2.375%, 01/18/22	GBP	1,000	1,276,352
	0.250%, 02/28/22	EUR	57,386	62,821,651
	2.625%, 08/23/22	EUR	10,905	12,585,586
	2.750%, 12/05/22	GBP	5,000	6,482,582
	1.125%, 12/14/22	EUR	53,008	59,361,055

TOTAL SWEDEN				665,947,718

SWITZERLAND — (0.8%)
Nestle Finance International, Ltd.
	1.250%, 05/04/20	EUR	2,000	2,191,699
	0.750%, 11/08/21	EUR	8,000	8,852,834
	1.750%, 09/12/22	EUR	12,765	14,560,706
	0.750%, 05/16/23	EUR	4,500	5,043,314
Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	11,266	14,264,559

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SWITZERLAND — (Continued)
	Novartis Finance SA
	0.750%, 11/09/21	EUR	5,300	$5,868,371
	0.500%, 08/14/23	EUR	31,860	35,491,206
	0.125%, 09/20/23	EUR	10,000	11,030,712
	Roche Finance Europe BV
	0.500%, 02/27/23	EUR	6,000	6,665,308

	TOTAL SWITZERLAND			103,968,709

UNITED KINGDOM — (0.3%)
Transport for London
	2.250%, 08/09/22	GBP	29,447	38,185,122

	UNITED STATES — (4.2%)
	3M Co. Floating Rate Note
(r)	0.000%, 05/15/20	EUR	9,959	10,913,020
	1.875%, 11/15/21	EUR	3,625	4,066,546
	0.375%, 02/15/22	EUR	55,027	60,489,214
	0.375%, 02/15/22	EUR	5,500	6,045,953
	0.950%, 05/15/23	EUR	6,000	6,730,599
	Apple, Inc.
#(r)	2.813%, 02/23/21		800	806,271
	1.000%, 11/10/22	EUR	27,825	31,328,959
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	37,658	41,624,632
	0.750%, 03/16/23	EUR	26,918	29,866,805
	1.300%, 03/15/24	EUR	4,271	4,848,483
	Cisco Systems, Inc.
	1.850%, 09/20/21		5,352	5,441,218
	Coca-Cola Co. (The)
	0.750%, 03/09/23	EUR	22,430	25,063,589
	Johnson & Johnson
	0.250%, 01/20/22	EUR	41,680	46,051,555
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	29,745	32,936,479
	Oracle Corp.
	2.250%, 01/10/21	EUR	25,881	28,728,513
	1.900%, 09/15/21		34,499	34,952,582
	Pfizer, Inc.
	2.200%, 12/15/21		4,772	4,881,189
	0.250%, 03/06/22	EUR	96,493	106,122,484
Procter & Gamble Co. (The)
	4.125%, 12/07/20	EUR	1,500	1,680,431
	2.000%, 11/05/21	EUR	9,900	11,141,463
	2.000%, 08/16/22	EUR	25,959	29,702,874
	Walmart, Inc.
(r)	1.425%, 06/23/21		35,000	34,949,250
	1.900%, 04/08/22	EUR	8,445	9,501,284
	1.900%, 04/08/22	EUR	5,000	5,625,390

	TOTAL UNITED STATES			573,498,783

	TOTAL BONDS			12,214,668,060

		Face Amount^	Value†
		(000)
CERTIFICATES OF DEPOSIT — (1.6%)
CANADA — (0.6%)
(r)	Canadian Imperial Bank of Commerce, Floating Rate Note	75,000,000	$75,000,000

SINGAPORE — (1.0%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note	22,000,000	21,987,631
(r)Ω	Oversea-Chinese Banking Corp., Ltd	119,000,000	119,000,000

TOTAL SINGAPORE			140,987,631

TOTAL CERTIFICATES OF DEPOSIT			215,987,631

TOTAL INVESTMENT SECURITIES (Cost $12,985,485,950)			12,430,655,691

COMMERCIAL PAPER — (8.5%)
Caisse des Depots et Consignations
Ω	0.569%, 07/10/20	100,000	99,947,144
Ω	0.691%, 07/15/20	75,000	74,956,141
Export Development Canada 1.050%, 10/16/20		11,800	11,775,793
Kingdom of Denmark 0.650%, 07/21/20		35,000	34,971,858
Ω	Landesbank
Hessen-Thueringen 0.300%, 07/27/20		100,000	99,902,956
Landesbank Hessen-Thueringen Girozentrale
Ω	0.890%, 07/15/20	50,000	49,966,539
Ω	0.340%, 08/04/20	50,000	49,945,333
Ω	0.702%, 10/19/20	100,000	99,786,433
Ω	Nederlandse Waterschapsbank NV 0.600%, 08/14/20	25,000	24,992,639
Novartis Finance Corp.
Ω	0.600%, 06/16/20	38,000	37,987,399
Ω	0.750%, 09/21/20	34,700	34,622,272
(r)Ω	Oversea-Chinese Banking Corp., Ltd. 0.879%, 08/11/20	7,000	7,000,000
Pfizer, Inc.
Ω	1.630%, 06/12/20	15,000	14,995,109
Ω	0.880%, 07/16/20	143,500	143,414,059
Ω	0.895%, 07/30/20	100,000	99,928,464

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	Province of British Columbia 0.600%, 05/04/20	66,500	$66,499,594
	Province of Ontario Canada 0.890%, 06/03/20	100,000	99,977,050
Ω	Province of Quebec Canada 0.864%, 08/04/20	100,000	99,946,667

TOTAL COMMERCIAL PAPER.			1,150,615,450

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	15	$177

TOTAL INVESTMENTS — (100.0%) (Cost $14,135,128,525)		$13,581,271,318

As of April 30, 2020, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	143,823,693	EUR	129,506,258	Bank of America Corp.	05/04/20	$1,904,314
EUR	129,506,258	USD	140,522,060	Bank of America Corp.	05/04/20	1,397,318
USD	72,279,097	SGD	99,662,900	HSBC Bank	05/04/20	1,603,708
SGD	184,976,943	USD	175,908,501	State Street Bank and Trust	05/04/20	2,219,907
EUR	59,962,069	USD	65,178,769	Barclays Capital	05/05/20	530,639
NOK	371,679,514	USD	36,120,985	JP Morgan	05/05/20	157,951
EUR	59,962,069	USD	65,163,778	Morgan Stanley and Co. International	05/05/20	545,630
USD	132,127,258	EUR	119,924,138	UBS AG	05/05/20	708,442
USD	141,177,984	EUR	128,274,295	Barclays Capital	05/06/20	606,269
EUR	31,500,000	USD	34,253,991	Citibank, N.A.	05/06/20	265,855
EUR	31,758,219	USD	34,526,167	Bank of America Corp.	05/07/20	277,243
USD	134,430,989	EUR	122,519,709	Barclays Capital	05/12/20	151,890
GBP	13,640,620	USD	16,929,162	State Street Bank and Trust	05/15/20	251,764
EUR	24,382,625	USD	26,365,815	JP Morgan	05/19/20	360,741
EUR	32,369,639	USD	35,063,156	Citibank, N.A.	05/20/20	418,917
EUR	25,000,000	USD	27,037,870	State Street Bank and Trust	05/26/20	369,201
USD	134,208,110	EUR	121,798,002	State Street Bank and Trust	05/27/20	680,410
USD	138,201,070	EUR	125,293,724	Barclays Capital	05/28/20	838,279
USD	144,310,223	EUR	128,896,324	State Street Bank and Trust	05/29/20	2,995,014
USD	70,097,709	EUR	62,775,550	JP Morgan	06/01/20	1,269,787
USD	70,086,371	EUR	62,775,549	State Street Bank and Trust	06/01/20	1,258,450
DKK	30,610,339	USD	4,447,852	Bank of America Corp.	06/02/20	49,905
USD	144,218,855	EUR	129,086,890	JP Morgan	06/02/20	2,683,529
DKK	182,599,041	USD	26,658,787	UBS AG	06/02/20	171,563
USD	139,703,328	EUR	124,331,857	JP Morgan	06/03/20	3,378,889
USD	139,521,947	EUR	122,211,099	State Street Bank and Trust	06/10/20	5,502,950
USD	135,433,585	EUR	119,065,800	State Street Bank and Trust	06/11/20	4,860,942
USD	131,526,637	EUR	117,389,585	Barclays Capital	06/12/20	2,789,401
USD	126,156,061	CAD	175,376,920	JP Morgan	06/12/20	153,024
USD	115,445,099	EUR	103,206,104	Barclays Capital	06/15/20	2,255,025
USD	116,356,163	EUR	105,344,626	Barclays Capital	06/16/20	818,175
USD	78,103,808	EUR	70,895,562	Citibank, N.A.	06/17/20	346,554
USD	132,802,793	EUR	120,722,613	Barclays Capital	06/25/20	372,878
USD	36,104,678	EUR	32,728,127	State Street Bank and Trust	06/26/20	201,897

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	12,052,766	EUR	10,909,376	UBS AG	06/26/20	$85,172
USD	80,256,726	EUR	72,485,545	State Street Bank and Trust	06/29/20	734,836
USD	127,226,617	EUR	115,713,126	Barclays Capital	06/30/20	278,177
USD	131,232,543	EUR	119,609,927	Bank of America Corp.	07/01/20	6,081
EUR	32,000,000	USD	34,708,320	Bank of America Corp.	07/13/20	408,720
USD	148,982,716	EUR	135,567,038	JP Morgan	07/13/20	210,432
SEK	379,594,343	USD	38,436,674	State Street Bank and Trust	07/15/20	499,717

Total Appreciation						$44,619,596
USD	102,137,418	GBP	85,314,043	Barclays Capital	05/04/20	$(5,315,600)
USD	34,360,399	NOK	371,679,514	HSBC Bank	05/05/20	(1,918,537)
USD	60,466,044	SEK	605,035,084	Barclays Capital	05/06/20	(1,553,106)
USD	113,295,390	CAD	160,540,837	JP Morgan	05/06/20	(2,039,222)
USD	122,908,011	GBP	98,854,211	State Street Bank and Trust	05/06/20	(1,599,411)
USD	136,425,778	EUR	124,489,364	Bank of America Corp.	05/07/20	(463)
USD	75,899,366	SEK	764,515,248	Barclays Capital	05/07/20	(2,467,972)
USD	102,446,996	CAD	145,874,309	JP Morgan	05/07/20	(2,350,885)
USD	100,966,579	AUD	165,452,014	Morgan Stanley and Co. International	05/07/20	(6,850,942)
USD	108,920,778	GBP	88,027,887	Citibank, N.A.	05/11/20	(1,952,087)
USD	121,792,507	CAD	173,525,909	JP Morgan	05/11/20	(2,871,164)
USD	136,390,843	EUR	124,912,451	State Street Bank and Trust	05/11/20	(508,332)
USD	50,468,772	CAD	71,605,356	HSBC Bank	05/12/20	(973,705)
USD	77,838,218	DKK	533,703,190	Citibank, N.A.	05/13/20	(551,978)
USD	120,499,633	CAD	170,526,152	HSBC Bank	05/13/20	(2,009,407)
USD	8,340,970	AUD	13,026,871	JP Morgan	05/13/20	(148,186)
USD	137,072,959	EUR	125,831,038	State Street Bank and Trust	05/13/20	(838,014)
USD	69,166,283	SEK	696,705,652	Barclays Capital	05/14/20	(2,254,508)
USD	132,318,071	EUR	121,877,126	State Street Bank and Trust	05/14/20	(1,262,049)
USD	120,211,006	CAD	168,645,342	UBS AG	05/14/20	(947,045)
USD	131,452,605	EUR	121,082,718	Bank of America Corp.	05/15/20	(1,259,448)
USD	253,920,089	CAD	280,237,833	JP Morgan	05/15/20	(2,128,814)
USD	6,399,478	NOK	66,502,767	Bank of America Corp.	05/19/20	(92,194)
USD	66,503,617	CAD	92,827,231	HSBC Bank	05/19/20	(185,846)
USD	259,456,783	EUR	224,944,909	State Street Bank and Trust	05/19/20	(2,418,522)
USD	141,008,053	EUR	129,889,810	State Street Bank and Trust	05/20/20	(1,371,033)
USD	125,606,046	EUR	115,515,459	State Street Bank and Trust	05/21/20	(1,019,057)
USD	138,802,529	EUR	127,360,582	Bank of America Corp.	05/22/20	(809,655)
USD	143,746,629	EUR	131,563,241	Barclays Capital	05/26/20	(483,897)
USD	59,892,798	SEK	602,300,138	JP Morgan	05/26/20	(1,857,055)
USD	24,439,141	NOK	261,068,130	Barclays Capital	05/27/20	(1,046,097)
USD	57,611,089	SEK	581,594,656	JP Morgan	05/27/20	(2,016,513)
USD	105,012,172	DKK	726,133,233	Barclays Capital	06/02/20	(1,682,848)
USD	87,239,441	GBP	70,610,453	Barclays Capital	06/05/20	(1,705,420)
USD	134,944,741	EUR	123,841,587	JP Morgan	06/05/20	(847,507)
USD	2,355,079	GBP	1,892,930	State Street Bank and Trust	06/05/20	(29,361)
USD	108,375,711	GBP	87,646,279	Citibank, N.A.	06/09/20	(2,030,507)
USD	128,786,352	EUR	118,215,091	State Street Bank and Trust	06/09/20	(847,727)
USD	120,877,448	GBP	97,321,123	Citibank, N.A.	06/10/20	(1,716,550)
USD	124,322,913	GBP	98,894,773	Barclays Capital	06/12/20	(254,562)
USD	123,764,991	CAD	173,736,344	National Australia Bank Ltd.	06/16/20	(1,061,077)
USD	121,772,536	GBP	97,500,319	State Street Bank and Trust	06/16/20	(1,050,665)
USD	26,458,718	EUR	24,620,158	JP Morgan	06/17/20	(544,325)
USD	136,618,992	EUR	126,388,500	JP Morgan	06/18/20	(2,005,151)
USD	26,469,309	EUR	24,620,157	JP Morgan	06/19/20	(534,908)
USD	190,024,893	EUR	162,570,068	UBS AG	06/19/20	(2,270,763)
USD	214,443,486	EUR	245,542,209	JP Morgan	06/22/20	(3,204,913)
USD	229,824,966	EUR	200,099,125	State Street Bank and Trust	06/23/20	(3,109,159)
USD	117,708,528	EUR	108,417,478	JP Morgan	06/24/20	(1,220,351)

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	112,083,330	GBP	90,054,330	State Street Bank and Trust	06/26/20	$(1,365,349)
USD	36,256,190	NOK	372,967,333	JP Morgan	06/29/20	(159,773)
USD	107,625,468	GBP	86,003,617	State Street Bank and Trust	06/29/20	(721,735)
USD	137,354,476	EUR	125,732,724	Barclays Capital	07/02/20	(592,432)
USD	135,094,102	EUR	124,857,682	State Street Bank and Trust	07/06/20	(1,904,689)
USD	136,314,248	EUR	125,183,679	JP Morgan	07/08/20	(1,048,244)
USD	134,628,042	EUR	123,111,908	Bank of America Corp.	07/14/20	(478,842)
USD	82,826,889	DKK	566,652,126	Barclays Capital	07/14/20	(515,185)
USD	280,592,994	SEK	984,913,968	State Street Bank and Trust	07/15/20	(3,409,847)
USD	77,119,894	CAD	108,401,265	Bank of America Corp.	07/16/20	(771,416)
USD	201,469,034	EUR	819,805,944	State Street Bank and Trust	07/16/20	(2,689,490)
USD	138,363,263	EUR	127,202,947	State Street Bank and Trust	07/17/20	(1,242,413)
USD	106,522,510	DKK	731,795,899	Barclays Capital	07/20/20	(1,124,110)
USD	113,176,924	CAD	160,689,898	HSBC Bank	07/20/20	(2,287,388)
USD	135,550,639	EUR	124,840,555	JP Morgan	07/20/20	(1,471,291)
USD	255,374,135	CAD	293,537,321	JP Morgan	07/21/20	(2,994,541)
USD	128,274,747	EUR	118,870,921	JP Morgan	07/22/20	(2,200,766)
USD	131,082,228	EUR	121,258,473	Bank of America Corp.	07/24/20	(2,019,738)
USD	99,597,177	CAD	139,853,958	UBS AG	07/24/20	(896,444)
USD	111,559,673	EUR	102,569,083	Bank of America Corp.	07/27/20	(1,034,869)
USD	125,789,071	CAD	175,540,787	UBS AG	07/27/20	(348,708)
USD	133,839,162	EUR	122,733,577	State Street Bank and Trust	07/28/20	(893,769)
USD	140,788,714	EUR	129,506,258	Bank of America Corp.	07/29/20	(1,382,155)
USD	66,876,030	EUR	61,412,549	Barclays Capital	07/30/20	(543,618)
USD	66,860,917	EUR	61,412,549	Morgan Stanley and Co. International	07/30/20	(558,732)

Total (Depreciation)						$(109,872,082)

Total Appreciation (Depreciation)						$(65,252,486)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$153,285,032	—	$153,285,032
Austria	—	148,092,406	—	148,092,406
Belgium	—	514,159,006	—	514,159,006
Canada	—	2,436,332,508	—	2,436,332,508
Denmark	—	584,087,139	—	584,087,139
Finland	—	272,395,753	—	272,395,753
France	—	1,014,334,610	—	1,014,334,610
Germany	—	1,474,517,858	—	1,474,517,858
Japan	—	445,523,803	—	445,523,803
Luxembourg	—	33,840,856	—	33,840,856
Netherlands	—	1,166,200,314	—	1,166,200,314
Norway	—	268,284,047	—	268,284,047
Singapore	—	100,553,755	—	100,553,755
Supranational Organization Obligations	—	2,221,460,641	—	2,221,460,641
Sweden	—	665,947,718	—	665,947,718
Switzerland	—	103,968,709	—	103,968,709

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$38,185,122	—	$38,185,122
United States	—	573,498,783	—	573,498,783
Certificates of Deposit	—	215,987,631	—	215,987,631
Commercial Paper	—	1,150,615,450	—	1,150,615,450
Securities Lending Collateral	—	177	—	177
Forward Currency Contracts**	—	(65,252,486)	—	(65,252,486)

TOTAL	—	$13,516,018,832	—	$13,516,018,832

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (98.5%)
AUSTRALIA — (7.7%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$13,456,325
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	61,500	47,540,671
Ω	1.750%, 08/21/31	AUD	7,000	4,591,713
Ω	1.750%, 07/20/34	AUD	7,000	4,476,956
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	8,395,772
	2.250%, 11/20/34	AUD	36,000	24,372,795
Western Australian Treasury
	Corp.
	2.750%, 07/24/29	AUD	4,400	3,192,942
	2.000%, 10/24/34	AUD	10,000	6,568,988

TOTAL AUSTRALIA				112,596,162

AUSTRIA — (2.5%)
Republic of Austria Government Bond
Ω	0.750%, 02/20/28	EUR	31,000	36,644,134

BELGIUM — (6.2%)
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	32,450	38,161,058
Kingdom of Belgium Government Bond
Ω	0.800%, 06/22/28	EUR	2,500	2,956,668
Ω	1.000%, 06/22/31	EUR	32,300	39,161,291
	1.250%, 04/22/33	EUR	9,000	11,288,134

TOTAL BELGIUM				91,567,151

CANADA — (16.5%)
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	15,000	17,433,049
	1.500%, 03/04/33	EUR	31,520	39,616,798
Province of Alberta Canada
	3.500%, 06/01/31	CAD	28,000	23,655,419
	3.900%, 12/01/33	CAD	32,000	27,937,095
Province of British Columbia
	Canada
	2.200%, 06/18/30	CAD	5,000	3,864,866
Province of Manitoba Canada
	6.300%, 03/05/31	CAD	5,000	5,258,342
Province of Ontario Canada
	6.200%, 06/02/31	CAD	7,000	7,483,480
	5.850%, 03/08/33	CAD	35,000	37,282,374

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Quebec Canada
	0.875%, 05/04/27	EUR	32,763	$37,875,633
	0.875%, 07/05/28	EUR	3,000	3,466,010
	0.000%, 10/15/29	EUR	10,000	10,693,629
Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	25,600	27,416,157

TOTAL CANADA				241,982,852

DENMARK — (3.9%)
Denmark Government Bond
Ω	0.500%, 11/15/29	DKK	360,000	57,143,209

FINLAND — (6.5%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	56,926,701
Municipality Finance P.L.C.
	1.250%, 02/23/33	EUR	30,511	38,381,575

TOTAL FINLAND				95,308,276

FRANCE — (18.8%)
Action Logement Services
	0.500%, 10/30/34	EUR	11,300	12,464,135
Agence Francaise de Developpement
	1.000%, 01/31/28	EUR	28,000	32,866,326
	0.875%, 05/25/31	EUR	5,500	6,419,036
	1.375%, 07/05/32	EUR	13,000	15,931,380
French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	82,000	103,206,881
SNCF Mobilites
	1.500%, 02/02/29	EUR	21,000	25,374,971
SNCF Reseau
	1.125%, 05/25/30	EUR	8,000	9,523,897
SNCF Reseau EPIC
	5.250%, 12/07/28	GBP	16,713	28,376,353
	5.000%, 10/10/33	EUR	11,000	19,167,563
Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	4,226	6,823,845
	Unedic Asseo
	1.500%, 04/20/32	EUR	9,000	11,356,068
	1.250%, 05/25/33	EUR	3,400	4,174,694

	TOTAL FRANCE			275,685,149

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (4.8%)
Deutsche Bahn Finance GMBH
0.625%, 09/26/28	EUR	1,000	$1,129,525
1.125%, 12/18/28	EUR	1,500	1,763,454
1.625%, 08/16/33	EUR	4,773	5,897,718
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	1,029,000	10,868,310
2.050%, 02/16/26	JPY	399,000	4,214,243
5.750%, 06/07/32	GBP	5,000	9,891,481
0.050%, 09/29/34	EUR	10,000	11,003,908
State of North Rhine-Westphalia Germany
2.375%, 05/13/33	EUR	9,000	12,763,290
1.100%, 03/13/34	EUR	10,000	12,381,084

TOTAL GERMANY			69,913,013

NETHERLANDS — (3.5%)
BNG Bank NV
0.750%, 01/11/28	EUR	12,300	14,355,243
3.300%, 04/26/29	AUD	27,000	20,077,780
Nederlandse Waterschapsbank NV
1.000%, 03/01/28	EUR	7,600	9,057,530
0.500%, 04/29/30	EUR	6,500	7,489,488

TOTAL NETHERLANDS			50,980,041

NORWAY — (2.5%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	36,154,820

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.3%)
African Development Bank
0.500%, 03/21/29	EUR	3,500	4,016,876
Asian Development Bank
2.350%, 06/21/27	JPY	4,130,000	45,435,897
EUROFIMA
3.350%, 05/21/29	AUD	15,000	11,075,977
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	38,190,599
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	23,947,202
2.150%, 01/18/27	JPY	517,100	5,550,530

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
1.375%, 05/12/28	SEK	110,000	$11,960,849
5.625%, 06/07/32	GBP	5,800	11,340,362
European Stability Mechanism
1.200%, 05/23/33	EUR	38,500	48,524,164
European Union
1.250%, 04/04/33	EUR	10,000	12,687,286
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	12,689,171

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			225,418,913

SWEDEN — (1.4%)
	Sweden Government Bond
2.250%, 06/01/32	SEK	165,000	21,286,602

UNITED KINGDOM — (8.9%)
Network Rail Infrastructure Finance P.L.C.
4.375%, 12/09/30	GBP	16,700	28,993,072
Transport for London
4.000%, 09/12/33	GBP	20,846	34,243,095
United Kingdom Gilt
4.250%, 06/07/32	GBP	18,650	34,295,117
4.500%, 09/07/34	GBP	17,000	33,559,402

TOTAL UNITED KINGDOM			131,090,686

TOTAL BONDS			1,445,771,008

U.S. TREASURY OBLIGATIONS — (1.5%)
U.S. Treasury Notes
1.500%, 02/15/30		21,000	22,706,250

TOTAL INVESTMENT SECURITIES (Cost $1,455,147,995)			1,468,477,258

TOTAL INVESTMENTS — (100.0%) (Cost $1,455,147,995)			$1,468,477,258

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2020, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
EUR	113,218,658	USD	123,022,005	JP Morgan	05/05/20	$1,048,614
USD	3,499,251	GBP	2,776,084	JP Morgan	05/05/20	2,766
GBP	84,596,258	USD	105,865,678	State Street Bank and Trust	05/05/20	683,532
USD	7,870,871	AUD	12,071,156	State Street Bank and Trust	05/14/20	4,490
DKK	5,597,236	USD	816,202	Bank of America Corp.	05/29/20	6,170
USD	57,213,241	DKK	386,246,438	State Street Bank and Trust	05/29/20	464,120
EUR	24,785,118	USD	26,786,509	State Street Bank and Trust	07/20/20	417,029
USD	12,929,434	CAD	17,949,381	Mellon Bank	07/24/20	31,706

Total Appreciation						$2,658,427
USD	61,374,872	EUR	56,609,329	Bank of America Corp.	05/05/20	$(660,437)
USD	94,816,172	GBP	79,840,639	Barclays Capital	05/05/20	(5,743,323)
USD	2,454,241	GBP	1,979,535	JP Morgan	05/05/20	(38,988)
USD	61,310,168	EUR	56,609,329	UBS AG	05/05/20	(725,142)
USD	47,066,557	AUD	75,529,551	State Street Bank and Trust	05/14/20	(2,153,600)
USD	84,119,419	AUD	131,955,342	UBS AG	05/28/20	(1,876,213)
USD	663,301	DKK	4,557,726	State Street Bank and Trust	05/29/20	(6,341)
USD	102,333,365	EUR	93,892,280	State Street Bank and Trust	06/03/20	(615,410)
USD	122,909,189	EUR	112,867,586	Bank of America Corp.	06/09/20	(860,842)
USD	118,017,480	GBP	94,940,486	State Street Bank and Trust	06/26/20	(1,586,683)
USD	117,243,608	EUR	107,785,803	JP Morgan	06/29/20	(1,005,221)
USD	105,438,628	GBP	84,236,590	State Street Bank and Trust	06/29/20	(682,477)
USD	32,581,382	SEK	324,866,933	JP Morgan	07/15/20	(741,417)
USD	66,971,677	EUR	61,378,663	State Street Bank and Trust	07/15/20	(388,673)
USD	122,467,221	EUR	112,491,869	State Street Bank and Trust	07/16/20	(990,297)
USD	90,130,782	JPY	9,701,102,290	JP Morgan	07/17/20	(369,482)
USD	123,305,257	EUR	113,544,715	JP Morgan	07/20/20	(1,318,636)
USD	128,968,064	EUR	118,629,252	JP Morgan	07/24/20	(1,247,881)
USD	119,379,220	CAD	167,804,601	State Street Bank and Trust	07/24/20	(1,198,647)

Total (Depreciation)						$(22,209,710)

Total Appreciation (Depreciation)						$(19,551,283)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$112,596,162	—	$112,596,162
Austria	—	36,644,134	—	36,644,134
Belgium	—	91,567,151	—	91,567,151
Canada	—	241,982,852	—	241,982,852
Denmark	—	57,143,209	—	57,143,209
Finland	—	95,308,276	—	95,308,276
France	—	275,685,149	—	275,685,149
Germany	—	69,913,013	—	69,913,013
Netherlands	—	50,980,041	—	50,980,041

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$36,154,820	—	$36,154,820
Supranational Organization Obligations	—	225,418,913	—	225,418,913
Sweden	—	21,286,602	—	21,286,602
United Kingdom	—	131,090,686	—	131,090,686
U.S. Treasury Obligations	—	22,706,250	—	22,706,250
Forward Currency Contracts**	—	(19,551,283)	—	(19,551,283)

TOTAL	—	$1,448,925,975	—	$1,448,925,975

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (44.8%)
Federal Farm Credit Discount Notes
0.000%, 11/06/20	50,000	$49,963,250
Federal Home Loan Bank
0.000%, 05/06/20	150,000	149,998,125
0.000%, 05/08/20	125,000	124,997,812
0.000%, 05/14/20	105,000	104,996,588
0.000%, 05/18/20	234,000	233,990,055
0.000%, 07/20/20	100,000	99,973,333
0.000%, 08/20/20	117,000	116,956,710
0.000%, 09/14/20	45,000	44,977,900
0.000%, 01/20/21	245,000	244,730,500

TOTAL AGENCY OBLIGATIONS		1,170,584,273

U.S. TREASURY OBLIGATIONS — (50.5%)
U.S. Treasury Bills
¥0.020%, 05/14/20	65,000	64,998,328
¥0.170%, 07/14/20	29,000	28,994,933
¥0.160%, 07/21/20	95,000	94,979,694
¥0.160%, 07/30/20	100,000	99,974,062
¥0.000%, 08/04/20	88,000	87,973,295
¥0.160%, 10/01/20	208,000	207,900,549
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r) 0.240%, 01/31/21	235,000	235,174,936
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r) 0.264%, 04/30/21	235,000	235,235,049
U.S. Treasury Notes, 3M USTMMR + 0.154%, FRN
(r) 0.279%, 01/31/22	26,000	26,034,148
U.S. Treasury Notes, 3M USTMMR + 0.300%, FRN
(r) 0.425%, 10/31/21	235,600	236,432,538

TOTAL U.S. TREASURY OBLIGATIONS.		1,317,697,532

TOTAL INVESTMENT SECURITIES (Cost $2,487,111,794)		2,488,281,805

	Shares
TEMPORARY CASH INVESTMENTS — (4.7%)
State Street Institutional U.S. Government Money Market Fund 0.216%	122,470,568	122,470,568

TOTAL INVESTMENTS — (100.0%) (Cost $2,609,582,362)		$2,610,752,373

DFA SHORT-TERM GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,170,584,273	—	$1,170,584,273
U.S. Treasury Obligations	—	1,317,697,532	—	1,317,697,532
Temporary Cash Investments	$122,470,568	—	—	122,470,568

TOTAL	$122,470,568	$2,488,281,805	—	$2,610,752,373

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount	Value†
	(000)
AGENCY OBLIGATIONS — (22.8%)
Federal Farm Credit Bank
5.250%, 03/06/23	4,203	$4,776,404
5.220%, 05/15/23	33,694	38,544,714
Federal Home Loan Bank
2.500%, 12/08/23	15,000	16,116,116
5.375%, 08/15/24	19,950	24,005,975
5.365%, 09/09/24	1,400	1,686,019
2.875%, 09/13/24	21,500	23,644,603
3.125%, 06/13/25	11,480	12,920,208
3.125%, 09/12/25	43,715	49,267,752
4.375%, 03/13/26	14,080	16,836,611
5.750%, 06/12/26	8,080	10,364,205
3.000%, 09/11/26	60,885	68,487,927
2.500%, 12/10/27	43,230	47,829,575
3.000%, 03/10/28	31,600	36,457,011
3.250%, 06/09/28	149,850	173,842,271
3.250%, 11/16/28	141,000	166,879,177
2.125%, 09/14/29	11,305	12,061,547
2.125%, 12/14/29	10,000	10,755,757
Tennessee Valley Authority
2.875%, 09/15/24	87,775	95,673,615
6.750%, 11/01/25	47,282	62,179,115
2.875%, 02/01/27	140,706	156,699,875
7.125%, 05/01/30	111,500	172,471,940

TOTAL AGENCY OBLIGATIONS		1,201,500,417

U.S. TREASURY OBLIGATIONS — (76.5%)
U.S. Treasury Bonds
6.875%, 08/15/25	51,630	69,252,100
6.000%, 02/15/26	103,833	137,014,416
6.750%, 08/15/26	80,183	111,576,246
6.625%, 02/15/27	88,828	125,264,124
6.125%, 11/15/27	20,000	28,295,312
5.250%, 11/15/28	95,132	132,226,187
5.250%, 02/15/29	10,000	13,999,219
6.125%, 08/15/29	75,528	113,386,410
6.250%, 05/15/30	171,289	265,230,930
5.375%, 02/15/31	217,000	324,338,712

	Face
	Amount	Value†
	(000)
U.S. Treasury Notes
2.000%, 10/31/21	2	$1,848
2.000%, 08/15/25	40,000	43,335,938
2.250%, 11/15/25	32,000	35,170,000
1.625%, 02/15/26	156,000	166,359,375
1.625%, 05/15/26	153,000	163,435,077
1.500%, 08/15/26	183,000	194,373,165
2.000%, 11/15/26	184,300	201,938,085
2.250%, 02/15/27	161,500	180,135,585
2.375%, 05/15/27	130,000	146,605,469
2.250%, 08/15/27	176,000	197,553,125
2.250%, 11/15/27	62,000	69,779,063
2.750%, 02/15/28	5,000	5,830,273
2.875%, 05/15/28	170,000	200,580,078
2.875%, 08/15/28	10,000	11,844,141
2.625%, 02/15/29	150,000	175,869,141
2.375%, 05/15/29	190,000	219,286,718
1.625%, 08/15/29	227,000	247,536,406
1.750%, 11/15/29	105,000	115,828,125
1.500%, 02/15/30	314,000	339,512,500

TOTAL U.S. TREASURY OBLIGATIONS		4,035,557,768

TOTAL INVESTMENT SECURITIES (Cost $4,692,939,037)		5,237,058,185

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 0.216%	35,711,145	35,711,145

TOTAL INVESTMENTS — (100.0%) (Cost $4,728,650,182)		$5,272,769,330

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,201,500,417	—	$1,201,500,417
U.S. Treasury Obligations	—	4,035,557,768	—	4,035,557,768
Temporary Cash Investments	$35,711,145	—	—	35,711,145

TOTAL	$35,711,145	$5,237,058,185	—	$5,272,769,330

See accompanying Notes to Financial Statements.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
BONDS — (79.6%)
3M Co.
	1.875%, 11/15/21	EUR	2,730	$3,062,530
	0.375%, 02/15/22	EUR	2,200	2,418,381
Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	8,847	9,677,220
	0.875%, 09/27/23	EUR	23,016	25,674,053
AbbVie, Inc.
	2.500%, 05/14/20		22,623	22,631,371
	2.900%, 11/06/22		1,252	1,302,461
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	17,291	19,015,223
Advance Auto Parts, Inc.
	4.500%, 12/01/23		1,000	1,058,372
Aetna, Inc.
	2.750%, 11/15/22		2,000	2,060,379
Aflac, Inc.
	3.625%, 06/15/23		706	757,238
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 12/15/21		25,000	24,950,000
Agence Francaise de Developpement
	0.125%, 03/31/21	EUR	10,000	10,989,947
Agence Francaise de Developpement EPIC, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	1.119%, 06/07/21		2,000	2,000,522
Agence Francaise de Developpement EPIC, Floating Rate Note, FRN
(r)	1.172%, 06/19/20		30,000	30,012,171
Airbus Finance BV
Ω	2.700%, 04/17/23		7,000	7,086,900
Albemarle Corp.
	1.875%, 12/08/21	EUR	3,000	3,251,997
	4.150%, 12/01/24		830	864,019
Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		3,445	3,464,211
Allergan Finance LLC
	3.250%, 10/01/22		18,630	19,111,044
Allergan Funding SCS
	3.450%, 03/15/22		12,220	12,524,360

			Face
			Amount^	Value†
			(000)
Altria Group, Inc.
	1.000%, 02/15/23	EUR	17,875	$19,678,104
Ameren Corp.
	2.700%, 11/15/20		1,000	1,007,771
American Express Co.
	2.500%, 08/01/22		1,220	1,246,015
	2.650%, 12/02/22		12,256	12,604,818
American Express Credit Corp.
	2.600%, 09/14/20		13,165	13,224,175
American Honda Finance Corp.
(r)	1.923%, 02/12/21		30,000	29,756,541
(r)	1.118%, 06/11/21		8,767	8,685,194
	1.375%, 11/10/22	EUR	5,000	5,506,261
	0.550%, 03/17/23	EUR	4,193	4,524,862
American International Group, Inc.
	3.375%, 08/15/20		3,000	3,017,016
	6.400%, 12/15/20		11,283	11,630,308
	1.500%, 06/08/23	EUR	7,600	8,465,243
	4.125%, 02/15/24		614	664,181
AmerisourceBergen Corp.
	3.500%, 11/15/21		2,000	2,057,457
Anheuser-Busch InBev Finance, Inc.
#	3.700%, 02/01/24		1,200	1,298,589
Anheuser-Busch InBev SA
	0.800%, 04/20/23	EUR	5,000	5,544,528
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	9,750	10,636,671
AP Moller - Maersk A.S.
	1.500%, 11/24/22	EUR	540	591,881
Apache Corp.
	3.250%, 04/15/22		6,346	5,712,248
Applied Materials, Inc.
	2.625%, 10/01/20		1,590	1,598,649
ArcelorMittal
	2.250%, 01/17/24	EUR	6,200	6,526,305
ArcelorMittal SA
	0.950%, 01/17/23	EUR	12,000	12,380,251
Ares Capital Corp.
	4.200%, 06/10/24		3,152	3,009,040
Arrow Electronics, Inc.
	3.250%, 09/08/24		1,000	1,017,367
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	2,200	2,411,833
Asian Development Bank
(r)	0.791%, 03/16/21		2,000	1,998,260
	0.370%, 06/26/23	SEK	80,000	8,221,475

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Asian Development Bank, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 12/15/21		100,000	$99,735,000
Asian Development Bank, Floating Rate Note, 1M USD LIBOR + 0.290%, FRN
(r)	0.369%, 03/19/24	GBP	9,250	11,598,133
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.260%, FRN
(r)	0.325%, 02/01/22	GBP	7,000	8,803,556
Assurant, Inc.
	4.000%, 03/15/23		8,305	8,494,778
	4.200%, 09/27/23		6,000	6,288,306
AstraZeneca P.L.C.
	2.375%, 11/16/20		23,256	23,389,864
AT&T, Inc.
#	4.600%, 02/15/21		8,793	8,921,332
(r)	2.330%, 06/01/21		7,800	7,772,859
	3.800%, 03/15/22		9,259	9,664,715
	2.500%, 03/15/23	EUR	15,000	17,241,155
	1.950%, 09/15/23	EUR	5,200	5,892,221
Australia & New Zealand Banking Group Ltd.
(r)	2.152%, 05/17/21		12,500	12,441,581
Australia & New Zealand Banking Group, Ltd.
(r)Ω	2.054%, 11/09/20		4,000	3,993,350
	3.300%, 03/07/22	AUD	19,300	13,137,358
Australia & New Zealand Banking Group, Ltd., 3M USD LIBOR + 0.870%, FRN
(r)Ω	2.553%, 11/23/21		2,050	2,050,403
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, Update Replacements.xls: US0003M + 0.870%, FRN
#(r)	2.553%, 11/23/21		10,000	10,001,967
Autobahnen- und Schnell-strassen-Finanzierungs AG
	1.750%, 10/21/20	EUR	8,200	9,066,121
Autodesk, Inc.
#	3.600%, 12/15/22		1,000	1,042,972
AutoZone, Inc.
	2.875%, 01/15/23		22,501	23,168,976
Avnet, Inc.
	4.875%, 12/01/22		4,291	4,524,954

			Face
			Amount^	Value†
			(000)
Banco Santander SA
	3.848%, 04/12/23		25,400	$26,355,816
Bank of America Corp.
	2.625%, 10/19/20		2,300	2,315,655
	5.700%, 01/24/22		19,171	20,569,836
	3.228%, 06/22/22	CAD	4,130	3,060,167
	3.300%, 01/11/23		563	590,200
Bank of Montreal
(r)	1.498%, 01/22/21		22,772	22,698,850
	1.900%, 08/27/21		5,254	5,312,868
(r)	2.428%, 08/27/21		4,608	4,616,527
Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)	1.771%, 04/13/21		5,000	4,992,360
Bank of Nova Scotia (The)
	2.350%, 10/21/20		934	941,663
	3.270%, 01/11/21	CAD	5,000	3,649,233
	2.450%, 03/22/21		37,679	38,199,991
	2.700%, 03/07/22		3,305	3,401,358
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)	1.642%, 01/08/21		1,898	1,891,351
Bank of Nova Scotia (The), 3M USD LIBOR + 0.440%, FRN
(r)	1.575%, 04/20/21		5,515	5,502,156
Barclays P.L.C.
	3.200%, 08/10/21		12,000	12,127,656
	1.500%, 04/01/22	EUR	1,764	1,935,159
BAT International Finance P.L.C.
	4.875%, 02/24/21	EUR	1,487	1,682,833
	3.625%, 11/09/21	EUR	1,854	2,109,174
Ω	3.250%, 06/07/22		7,350	7,543,423
	2.375%, 01/19/23	EUR	12,041	13,636,475
	0.875%, 10/13/23	EUR	3,487	3,777,490
	7.250%, 03/12/24	GBP	2,443	3,642,811
Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	17,005	19,081,974
BB&T Corp.
	2.050%, 05/10/21		1,292	1,304,095
Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	9,990,069
Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	4,000	4,421,332
BHP Billiton Finance, Ltd.
	2.250%, 09/25/20	EUR	3,850	4,248,799
Biogen, Inc.
	2.900%, 09/15/20		19,046	19,104,136
	3.625%, 09/15/22		6,426	6,789,099
BMW Finance NV
	0.125%, 01/12/21	EUR	2,322	2,531,117
	0.500%, 11/22/22	EUR	4,200	4,564,376
	0.375%, 07/10/23	EUR	3,000	3,249,032
	0.625%, 10/06/23	EUR	12,085	13,221,109

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
BMW US Capital LLC
(r)Ω	2.207%, 08/13/21		20,407	$19,890,487
	0.625%, 04/20/22	EUR	2,000	2,184,098
BNG Bank NV
	2.625%, 09/01/20	EUR	1,385	1,532,110
	0.050%, 07/11/23	EUR	4,000	4,426,969
BNG Bank NV, Floating Rate Note, Update Replacements.xls: US0003M + 0.100%, FRN
(r)	1.411%, 07/14/20		14,000	14,020,927
BNP Paribas SA
	2.875%, 10/24/22	EUR	5,000	5,813,537
	1.125%, 11/22/23	EUR	15,500	17,188,647
	1.000%, 06/27/24	EUR	8,000	8,835,791
Boeing Co
	2.800%, 03/01/23		4,000	3,853,088
Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	7,866	8,392,334
	3.650%, 03/15/25		5,000	5,170,637
	4.100%, 04/13/25		4,607	4,876,563
BP Capital Markets America, Inc.
#	2.112%, 09/16/21		1,000	1,005,665
BP Capital Markets P.L.C.
	2.500%, 11/06/22		2,000	2,040,720
	1.109%, 02/16/23	EUR	5,000	5,495,239
	1.117%, 01/25/24	EUR	7,650	8,388,061
BPCE SA
	2.750%, 12/02/21		1,000	1,018,000
	1.125%, 12/14/22	EUR	2,500	2,787,266
	1.125%, 01/18/23	EUR	1,600	1,765,552
	0.625%, 09/26/23	EUR	10,000	11,048,487
Bristol-Myers Squibb Co.
Ω	3.550%, 08/15/22		9,995	10,563,125
British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	1,600	1,748,078
	1.125%, 03/10/23	EUR	10,326	11,445,738
	0.875%, 09/26/23	EUR	15,480	17,040,597
British Telecommunications PLC
	0.625%, 03/10/21	EUR	4,647	5,078,063
Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		9,465	9,642,763
Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		600	607,611
Caisse d’Amortissement de la Dette Sociale
	0.125%, 11/25/22	EUR	26,900	29,872,302

			Face
			Amount^	Value†
			(000)
Caisse des Depots et Consignations, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	1.541%, 10/02/20		40,000	$40,047,632
Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	24,900	27,445,190
	0.375%, 05/03/24	EUR	2,880	3,075,536
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)	2.078%, 02/02/21		645	643,459
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		4,463	4,317,030
Capital One Financial Corp.
	0.800%, 06/12/24	EUR	5,125	5,190,575
	3.200%, 02/05/25		5,000	5,098,086
Caterpillar Financial Services Corp.
(r)	1.872%, 05/15/20		28,500	28,499,380
(r)	0.971%, 03/15/21		7,053	7,028,472
(r)	2.082%, 05/17/21		3,935	3,910,056
Caterpillar Financial Services Corp., 3M USD LIBOR + 0.280%, FRN
(r)	1.279%, 09/07/21		7,723	7,636,510
Chevron Corp.
	2.498%, 03/03/22		540	558,389
Chubb INA Holdings, Inc.
	2.300%, 11/03/20		7,229	7,266,714
Church & Dwight Co., Inc.
	2.875%, 10/01/22		7,000	7,164,781
Cigna Corp.
Ω	3.900%, 02/15/22		1,000	1,040,766
Cisco Systems, Inc.
	1.850%, 09/20/21		5,249	5,336,501
Citigroup, Inc.
(r)	2.953%, 08/02/21		10,105	10,098,988
	0.750%, 10/26/23	EUR	26,478	28,962,110
Citizens Bank NA
	2.650%, 05/26/22		8,635	8,764,105
Coca-Cola Co. (The)
	3.150%, 11/15/20		1,020	1,033,172
Coca-Cola European Partners P.L.C.
	2.625%, 11/06/23	EUR	4,620	5,407,219
Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		11,000	13,306,489

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Comcast Corp., 3M USD LIBOR + 0.440%, FRN
(r)	1.873%, 10/01/21		14,640	$14,614,629
Commonwealth Bank of Australia
#	2.400%, 11/02/20		10,000	10,064,064
	2.900%, 07/12/21	AUD	5,000	3,342,938
	3.250%, 01/17/22	AUD	5,000	3,395,045
Ω	2.750%, 03/10/22		11,500	11,824,185
	3.250%, 03/31/22	AUD	3,200	2,180,130
Constellation Brands, Inc.
	2.700%, 05/09/22		4,935	5,016,820
	3.200%, 02/15/23		5,191	5,411,703
Cooperatieve Rabobank UA
	2.500%, 01/19/21		8,935	9,035,869
	0.125%, 10/11/21	EUR	2,750	3,011,869
#	2.750%, 01/10/22		4,928	5,050,198
	4.000%, 01/11/22	EUR	2,500	2,913,004
	3.875%, 02/08/22		15,799	16,456,405
	4.750%, 06/06/22	EUR	3,000	3,595,599
	0.500%, 12/06/22	EUR	3,496	3,860,157
Council Of Europe Development Bank
	3.000%, 07/13/20	EUR	5,456	6,016,312
Cox Communications, Inc.
Ω	3.250%, 12/15/22		770	801,532
CPPIB Capital, Inc.
#	2.375%, 01/29/21		35,700	36,212,748
Credit Agricole SA
	0.750%, 12/05/23	EUR	2,000	2,226,131
Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	10,220	11,234,301
CVS Health Corp.
	2.750%, 12/01/22		2,120	2,193,616
CVS Health Corp., 3M USD LIBOR + 0.720%, FRN
(r)	1.719%, 03/09/21		2,185	2,180,543
Daimler AG
	1.400%, 01/12/24	EUR	1,355	1,500,307
DAIMLER AG SR UNSECURED REGS 01/21
	0.875
	0.875%, 01/12/21	EUR	1,500	1,641,276
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		3,000	2,990,850
Ω	2.700%, 06/14/24		3,000	2,889,644
Daimler Finance North America LLC, Floating Rate Note, 3M USD LIBOR + 0.670%, FRN
(r)	2.411%, 11/05/21		13,000	12,553,755

			Face
			Amount^	Value†
			(000)
Daimler International Finance BV
	0.200%, 09/13/21	EUR	6,893	$7,446,776
	0.625%, 02/27/23	EUR	8,000	8,647,621
	2.000%, 09/04/23	GBP	2,000	2,463,078
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		11,000	11,065,795
Danone SA
Ω	2.077%, 11/02/21		5,000	5,060,787
Danske Bank A.S.
Ω	2.750%, 09/17/20		15,822	15,893,833
	0.875%, 05/22/23	EUR	3,000	3,235,901
Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	1,645	1,874,152
	4.375%, 09/23/21	EUR	175	203,264
Deutsche Telekom International Finance BV
Ω	1.950%, 09/19/21		2,535	2,542,889
Dexia Credit Local SA
	2.000%, 01/22/21	EUR	2,400	2,670,647
	0.200%, 03/16/21	EUR	6,000	6,593,666
	0.625%, 01/21/22	EUR	750	833,186
	0.250%, 06/02/22	EUR	8,000	8,845,873
	0.750%, 01/25/23	EUR	1,200	1,348,289
Discovery Communications LLC
	3.300%, 05/15/22		6,000	6,049,263
	3.500%, 06/15/22		10,000	10,221,484
	3.250%, 04/01/23		1,489	1,528,480
	3.450%, 03/15/25		1,200	1,231,575
Dollar General Corp.
	3.250%, 04/15/23		8,009	8,471,898
Dollar Tree, Inc.
	3.700%, 05/15/23		3,702	3,877,869
Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20		5,000	5,024,926
(r)	1.341%, 06/15/21		18,669	18,503,745
Dow Chemical Co. (The)
	3.500%, 10/01/24		900	943,220
DXC Technology Co.
	4.450%, 09/18/22		1,250	1,279,136
#	4.125%, 04/15/25		10,200	10,284,218
E*TRADE Financial Corp.
	2.950%, 08/24/22		4,060	4,144,862
Eaton Corp.
	2.750%, 11/02/22		1,285	1,329,375
eBay, Inc.
	3.800%, 03/09/22		1,636	1,707,383
Edison International
	2.950%, 03/15/23		2,000	2,000,293
Electricite de France SA
	2.750%, 03/10/23	EUR	11,700	13,693,913

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Electronic Arts, Inc.
	3.700%, 03/01/21		11,879	$12,121,647
Enbridge, Inc.
	2.900%, 07/15/22		18,189	18,290,203
	3.190%, 12/05/22	CAD	5,000	3,654,980
Enel Finance International N.V.
Ω	4.250%, 09/14/23		2,000	2,119,449
Enel Finance International NV
Ω	2.875%, 05/25/22		2,200	2,212,614
	5.000%, 09/14/22	EUR	2,000	2,422,884
Energy Transfer Operating L.P.
	4.650%, 06/01/21		1,180	1,179,408
	5.875%, 01/15/24		14,796	15,363,098
Energy Transfer Partners L.P.
	3.600%, 02/01/23		2,000	1,946,372
Eni SpA
	4.000%, 06/29/20	EUR	3,450	3,800,749
	1.750%, 01/18/24	EUR	4,406	4,979,546
Enterprise Products Operating LLC
	3.350%, 03/15/23		3,960	4,104,874
Equifax, Inc.
	3.950%, 06/15/23		10,000	10,447,442
Equinor ASA
	2.900%, 11/08/20		5,259	5,302,208
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		11,000	11,318,684
Erste Abwicklungsanstalt
	2.000%, 11/16/20		2,200	2,216,707
	0.000%, 02/25/21	EUR	16,000	17,573,780
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.100%, FRN
(r)	0.868%, 03/11/22		18,458	18,415,177
European Financial Stability Facility
	1.625%, 07/17/20	EUR	1,312	1,443,534
	0.100%, 01/19/21	EUR	12,600	13,855,590
	0.000%, 11/17/22	EUR	47,387	52,514,783
	0.500%, 01/20/23	EUR	11,000	12,366,553
European Investment Bank
	5.000%, 12/01/20	SEK	24,630	2,591,329
	0.500%, 07/19/22	SEK	40,000	4,130,951
European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r)	0.416%, 06/29/23	GBP	1,653	2,080,704
European Stability Mechanism
	0.100%, 07/31/23	EUR	7,000	7,789,371

			Face
			Amount^	Value†
			(000)
European Stability Mechanism Treasury Bill
	(5.580%), 05/07/20	EUR	64,150	$70,300,156
Eversource Energy
	2.500%, 03/15/21		5,500	5,545,122
Exelon Corp.
	2.850%, 06/15/20		1,399	1,399,783
	2.450%, 04/15/21		447	450,392
Exelon Generation Co. LLC
	3.400%, 03/15/22		1,600	1,650,567
FedEx Corp.
	0.700%, 05/13/22	EUR	4,060	4,400,262
	1.000%, 01/11/23	EUR	21,955	23,831,198
Fluor Corp.
	1.750%, 03/21/23	EUR	34,852	26,847,835
Fortune Brands Home & Security, Inc.
	3.000%, 06/15/20		6,500	6,498,961
GATX Corp.
	4.750%, 06/15/22		12,125	12,725,091
GE Capital European Funding Un, Ltd. Co.
	4.350%, 11/03/21	EUR	2,463	2,809,234
	0.800%, 01/21/22	EUR	1,750	1,896,519
GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20		14,874	14,891,754
General Dynamics Corp.
(r)	2.111%, 05/11/21		15,000	14,946,390
General Electric Co.
	0.375%, 05/17/22	EUR	1,500	1,617,310
General Mills, Inc.
	1.000%, 04/27/23	EUR	5,922	6,539,565
General Motors Financial Co., Inc.
	3.200%, 07/06/21		12,709	12,423,556
	3.450%, 01/14/22		12,773	12,337,744
Gilead Sciences, Inc.
	4.500%, 04/01/21		1,198	1,228,993
GlaxoSmithKline Capital, Inc.
	2.800%, 03/18/23		5,700	6,022,217
Global Payments, Inc.
	3.800%, 04/01/21		1,531	1,552,322
Goldman Sachs Group Inc
	3.500%, 01/23/25		10,000	10,578,855
Goldman Sachs Group, Inc.
	2.500%, 10/18/21	EUR	9,411	10,583,655
Goldman Sachs Group, Inc. (The)
	2.750%, 09/15/20		10,000	10,039,796
	5.750%, 01/24/22		5,000	5,351,210
	3.250%, 02/01/23	EUR	12,360	14,377,917

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		11,012	$10,483,860
Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		10,000	10,063,100
	4.450%, 10/02/23		8,500	8,948,220
	4.650%, 10/01/24		2,968	3,157,843
HP, Inc.
	4.300%, 06/01/21		1,000	1,027,529
HSBC Holdings P.L.C., 3M USD LIBOR + 1.660%, FRN
(r)	3.339%, 05/25/21		34,826	34,943,246
Iberdrola International BV
	1.750%, 09/17/23	EUR	3,000	3,447,674
IBM Credit LLC
(r)	2.083%, 11/30/20		6,536	6,541,295
(r)	1.901%, 02/05/21		14,000	13,947,105
IBM Credit LLC, 3M USD LIBOR + 0.260%, FRN
(r)	1.395%, 01/20/21		26,000	25,965,317
ING Bank NV
#Ω	2.750%, 03/22/21		6,000	6,094,429
ING Bank NV, Floating Rate Note, FRN
(r)	0.006%, 11/26/21	EUR	15,400	16,777,865
ING Groep NV
	1.000%, 09/20/23	EUR	4,200	4,641,893
Integrys Holding, Inc.
	4.170%, 11/01/20		1,000	1,007,223
Inter-American Development Bank
(r)	0.864%, 10/09/20		20,573	20,562,919
Inter-American Development Bank, 3M USD LIBOR - 0.020%, FRN
(r)	0.971%, 10/25/21		15,000	14,966,400
International Bank for Reconstruction & Development, Floating Rate Note, 1M USD LIBOR + 0.270%, FRN
(r)	0.566%, 05/15/24	GBP	4,182	5,238,258
International Business Machines Corp.
	1.875%, 11/06/20	EUR	3,938	4,348,849
	1.250%, 05/26/23	EUR	4,000	4,506,440
Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	3,000	3,250,491
Ω	3.125%, 07/14/22		225	224,552
Ireland Government Bond
	3.400%, 03/18/24	EUR	15,000	18,791,398

			Face
			Amount^	Value†
			(000)
	Japan Bank for International Cooperation
	1.750%, 10/17/24		1,000	$1,035,037
	JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,082,314
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	15,011	16,377,534
	JPMorgan Chase & Co.
	3.875%, 09/23/20	EUR	5,150	5,719,272
	2.550%, 10/29/20		11,000	11,070,111
	2.625%, 04/23/21	EUR	3,000	3,360,138
	4.350%, 08/15/21		4,994	5,191,663
	0.625%, 01/25/24	EUR	14,800	16,181,693
	Kellogg Co.
	0.800%, 11/17/22	EUR	8,770	9,673,781
	Keurig Dr Pepper, Inc.
	3.200%, 11/15/21		5,000	5,100,193
	2.700%, 11/15/22		2,000	2,039,771
	KeyCorp
	2.900%, 09/15/20		7,259	7,300,590
	5.100%, 03/24/21		8,008	8,278,841
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	1.259%, 04/15/21		3,000	3,003,253
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	1.129%, 09/08/21		10,000	10,007,500
	Kommunekredit
	0.000%, 09/08/22	EUR	1,750	1,929,914
	Kommuninvest I Sverige AB
	2.500%, 12/01/20	SEK	20,000	2,077,876
	1.000%, 09/15/21	SEK	360,000	37,335,196
	0.250%, 06/01/22	SEK	839,890	86,305,451
	0.750%, 02/22/23	SEK	150,000	15,606,403
	1.000%, 11/13/23	SEK	312,190	32,882,760
	Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	40,000	4,081,293
	Kroger Co. (The)
	2.950%, 11/01/21		786	805,113
	3.400%, 04/15/22		10,000	10,379,173
	Landeskreditbank Baden-Wuerttemberg Foerderbank, 3M USD LIBOR + 0.120%, FRN
(r)	1.387%, 09/27/21		1,000	1,001,990
	Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,500	2,577,855
Ω	4.950%, 05/01/22		1,200	1,266,217

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Lincoln National Corp.
	4.850%, 06/24/21		1,188	$1,222,971
Lloyds Bank P.L.C.
	2.700%, 08/17/20		1,600	1,607,471
Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		10,250	10,364,261
	3.000%, 01/11/22		27,304	27,739,284
Lockheed Martin Corp.
	2.500%, 11/23/20		4,500	4,528,374
LyondellBasell Industries NV
	5.750%, 04/15/24		5,000	5,530,258
Manufacturers & Traders Trust Co.
	2.500%, 05/18/22		1,780	1,827,067
Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		4,650	4,792,170
	3.500%, 06/03/24		2,165	2,314,649
Mastercard, Inc.
	1.100%, 12/01/22	EUR	15,162	16,920,149
McDonald’s Corp.
	3.500%, 07/15/20		4,928	4,950,767
	1.000%, 11/15/23	EUR	12,500	13,932,303
	0.625%, 01/29/24	EUR	5,000	5,487,916
Medtronic Global Holdings SCA
	0.000%, 03/07/21	EUR	9,878	10,789,990
	0.000%, 12/02/22	EUR	3,438	3,742,416
Micron Technology, Inc.
	2.497%, 04/24/23		3,000	3,053,284
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		1,002	1,017,512
(r)	1.641%, 07/26/21		5,335	5,308,067
(r)	1.833%, 09/13/21		7,192	7,181,068
	0.680%, 01/26/23	EUR	15,142	16,450,220
	0.980%, 10/09/23	EUR	5,004	5,471,260
Mizuho Bank, Ltd.
Ω	2.700%, 10/20/20		13,642	13,750,888
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		5,000	5,070,357
(r)	1.912%, 09/13/21		20,693	20,687,850
	2.953%, 02/28/22		600	613,702
Molson Coors Brewing Co.
	2.100%, 07/15/21		3,000	2,990,242
	1.250%, 07/15/24	EUR	2,000	2,133,391
Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21		13,012	13,139,371
Mondelez International, Inc.
	2.375%, 01/26/21	EUR	700	776,197
Morgan Stanley
	5.375%, 08/10/20	EUR	1,700	1,887,382
	2.375%, 03/31/21	EUR	7,000	7,788,113
(r)	2.509%, 04/21/21		15,237	15,289,678

			Face
			Amount^	Value†
			(000)
	3.125%, 08/05/21	CAD	5,000	$3,659,075
	1.000%, 12/02/22	EUR	600	660,747
	1.875%, 03/30/23	EUR	5,000	5,656,666
	1.750%, 03/11/24	EUR	18,985	21,574,894
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	1.742%, 02/17/21		29,000	28,992,344
Mylan N.V.
	3.150%, 06/15/21		1,500	1,508,938
Mylan NV
	3.750%, 12/15/20		781	781,703
Mylan, Inc.
Ω	3.125%, 01/15/23		1,100	1,111,419
	4.200%, 11/29/23		663	690,220
National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	6,000	4,002,142
	1.875%, 07/12/21		2,500	2,525,261
#	2.800%, 01/10/22		17,631	18,176,556
	2.500%, 05/22/22		35,800	36,698,610
	0.350%, 09/07/22	EUR	7,800	8,538,771
National Bank of Canada
	2.100%, 02/01/23		1,120	1,132,231
National Bank of Canada, 3M USD LIBOR + 0.400%, FRN
(r)Ω	1.595%, 03/21/21		14,390	14,326,025
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	25,400	27,979,876
National Rural Utilities Cooperative Finance Corp.
(r)	1.750%, 06/30/21		2,500	2,472,742
NBCUniversal Enterprise, Inc.
(r)Ω1.833%, 04/01/21			16,535	16,536,333
Nederlandse Waterschapsbank NV
	1.750%, 07/09/20	EUR	8,930	9,822,282
Nederlandse Waterschaps bank NV, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.811%, 12/15/21		125,000	124,944,887
Nederlandse Waterschapsbank NV, Floating Rate Note, Update Replacements.xls: US0003M
+ 0.010%, FRN
(r)	1.744%, 11/10/20		37,123	37,111,613
Nestle Holdings, Inc.
	1.875%, 03/09/21		8,000	8,045,600

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
NetApp, Inc.
	3.375%, 06/15/21		8,650	$8,806,958
Newmont Corp.
	3.625%, 06/09/21		4,927	4,990,697
Nissan Motor Acceptance Corp.
Ω	2.550%, 03/08/21		16,249	15,759,441
Nissan Motor Acceptance Corp., 3M USD LIBOR + 0.630%, FRN
(r)Ω	1.825%, 09/21/21		7,000	6,443,555
Nissan Motor Acceptance Corp., Floating Rate Note, 3M USD LIBOR + 0.390%,
FRN
(r)	1.765%, 09/28/20		9,000	8,802,695
Nissan Motor Acceptance Corp., Floating Rate Note, FRN
(r)Ω	1.261%, 03/15/21		13,300	12,657,744
Nomura Holdings, Inc.
	2.648%, 01/16/25		2,000	2,020,705
Nordea Bank AB
	1.000%, 02/22/23	EUR	3,000	3,352,149
Norfolk Southern Corp.
	3.000%, 04/01/22		1,352	1,396,704
Northrop Grumman Corp.
	2.550%, 10/15/22		4,000	4,140,400
NRW Bank
	0.125%, 01/18/21	EUR	14,500	15,931,196
	0.125%, 07/07/23	EUR	4,000	4,438,191
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)	1.774%, 02/08/21		22,200	22,202,220
NRW Bank, Floating Rate Note, FRN
(r)	0.913%, 12/17/21		10,000	9,990,200
OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	1,500	1,671,847
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		1,595	1,672,148
OP Corporate Bank P.L.C.
	0.375%, 10/11/22	EUR	325	356,669
Oracle Corp.
	1.900%, 09/15/21		51,207	51,880,253
	2.500%, 05/15/22		1,329	1,367,853
	3.400%, 07/08/24		5,000	5,415,039
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		15,000	15,233,700
Ω	4.250%, 01/17/23		9,025	9,425,123
Ω	4.125%, 08/01/23		2,207	2,289,830

			Face
			Amount^	Value†
			(000)
Pernod Ricard SA
Ω	5.750%, 04/07/21		620	$645,258
Ω	4.450%, 01/15/22		18,077	18,945,973
Pfizer, Inc.
	0.250%, 03/06/22	EUR	14,700	16,166,981
Philip Morris International, Inc.
	2.875%, 05/30/24	EUR	5,000	5,912,141
PNC Bank NA
	2.300%, 06/01/20		200	200,000
	2.600%, 07/21/20		4,800	4,811,265
PPL Capital Funding, Inc.
	3.400%, 06/01/23		3,000	3,117,088
Praxair, Inc.
	1.200%, 02/12/24	EUR	1,580	1,796,302
Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	550	618,970
Province of Ontario Canada
	1.875%, 05/21/20		15,000	15,009,150
	3.150%, 06/02/22	CAD	15,300	11,570,381
Province of Quebec Canada
	3.500%, 07/29/20		16,443	16,553,004
Prudential Financial, Inc.
	5.375%, 06/21/20		1,700	1,709,649
	4.500%, 11/15/20		3,801	3,870,439
	3.500%, 05/15/24		12,500	13,644,977
Puget Energy, Inc.
	6.500%, 12/15/20		1,363	1,404,185
QUALCOMM, Inc.
	2.250%, 05/20/20		5,078	5,081,524
Republic Services, Inc.
	3.550%, 06/01/22		2,000	2,087,262
Reynolds American Inc.
	4.000%, 06/12/22		2,283	2,375,217
Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	1,500	1,488,172
Royal Bank of Canada
#	2.750%, 02/01/22		6,651	6,844,793
	1.968%, 03/02/22	CAD	10,000	7,271,310
Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
#(r)	1.231%, 10/26/20		41,500	41,420,907
Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)	1.150%, 04/30/21		8,362	8,353,498
Royal Bank of Canada, Floating Rate Note, 3M EURIBOR + 0.500%, FRN
(r)	0.310%, 07/24/20	EUR	2,000	2,192,098

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Royal Bank of Canada, Floating Rate Note, Update Replacements.xls: US0003M + 0.350%, FRN
(r)	1.702%, 07/08/21		3,050	$3,019,585
Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	5,000	5,592,997
Ryder System, Inc.
	2.875%, 06/01/22		367	366,499
	3.400%, 03/01/23		12,680	12,841,563
	3.875%, 12/01/23		290	297,735
	2.500%, 09/01/24		6,000	5,877,876
Sanofi
	0.000%, 03/21/22	EUR	1,500	1,645,405
	0.500%, 03/21/23	EUR	8,000	8,897,475
Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	18,679,602
Santander UK Group
	Holdings P.L.C.
	3.125%, 01/08/21		15,000	15,139,187
	2.875%, 08/05/21		1,000	1,012,045
Sempra Energy
	2.850%, 11/15/20		5,400	5,442,375
Shell International Finance BV
	2.125%, 05/11/20		15,155	15,157,433
	2.250%, 11/10/20		12,956	12,989,146
	1.625%, 03/24/21	EUR	2,500	2,774,965
	1.875%, 05/10/21		17,301	17,369,433
#	1.750%, 09/12/21		4,897	4,920,310
	1.000%, 04/06/22	EUR	1,000	1,107,488
Sherwin-Williams Co. (The)
	2.750%, 06/01/22		341	344,621
Siemens Financieringsmaatschappij NV
Ω	1.700%, 09/15/21		3,020	3,045,173
Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	2,000	2,493,885
Sky, Ltd.
	1.875%, 11/24/23	EUR	12,700	14,579,029
Societe Generale SA
Ω	2.625%, 09/16/20		17,000	17,073,983
Ω	2.500%, 04/08/21		4,200	4,231,290
Ω	3.250%, 01/12/22		2,000	2,034,599
	0.500%, 01/13/23	EUR	5,000	5,409,442
Southern Co. (The)
	2.750%, 06/15/20		9,683	9,690,209
Southern Power Co.
	1.000%, 06/20/22	EUR	17,310	19,106,351

			Face
			Amount^	Value†
			(000)
Southwest Airlines Co.
	2.650%, 11/05/20		4,500	$4,487,970
Spain Government Bond
Ω	5.400%, 01/31/23	EUR	17,000	21,451,319
Ω	4.800%, 01/31/24	EUR	3,500	4,520,029
Standard Chartered PLC
	1.625%, 06/13/21	EUR	2,400	2,640,159
Starbucks Corp.
	2.100%, 02/04/21		1,770	1,782,507
State of North Rhine-Westphalia Germany
	0.200%, 04/17/23	EUR	9,000	9,995,200
State of North Rhine-Westphalia Germany, Floating Rate Note, Update Replacements.xls: SONIO/N + 0.380%, FRN
(r)	0.445%, 10/15/24	GBP	4,000	5,025,505
Stryker Corp.
	2.625%, 03/15/21		6,121	6,194,901
	1.125%, 11/30/23	EUR	7,278	8,153,577
Sumitomo Mitsui Banking Corp.
#(r)	1.546%, 10/16/20		5,000	4,998,024
Sumitomo Mitsui Financial Group, Inc.
(r)	2.679%, 03/09/21		11,647	11,693,887
	2.934%, 03/09/21		4,000	4,063,587
	2.058%, 07/14/21		5,000	5,030,200
	2.784%, 07/12/22		1,150	1,175,700
	0.819%, 07/23/23	EUR	8,946	9,703,301
Sumitomo Mitsui Financial Group, Inc., 3M USD
	LIBOR + 1.140%, FRN
(r)	2.275%, 10/19/21		705	705,266
Sunoco Logistics Partners Operations L.P.
	3.450%, 01/15/23		9,515	9,281,912
Svensk Exportkredit AB, 3M USD LIBOR + 0.012%, FRN
(r)	0.893%, 12/13/21		29,000	29,007,438
Svensk Exportkredit AB, 3M USD LIBOR + 0.050%, FRN
(r)	0.791%, 12/14/20		22,250	22,241,154
Svenska Handelsbanken AB
	2.450%, 03/30/21		1,930	1,956,901
(r)	2.153%, 05/24/21		6,625	6,602,516
	0.250%, 02/28/22	EUR	13,000	14,231,371
	2.625%, 08/23/22	EUR	3,000	3,462,335

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Swedbank AB
	0.300%, 09/06/22	EUR	12,020	$13,103,617
	0.250%, 11/07/22	EUR	1,200	1,306,080
	0.400%, 08/29/23	EUR	250	272,804
Sysco Corp.
	2.600%, 10/01/20		16,190	16,233,780
	3.550%, 03/15/25		4,750	4,954,306
Takeda Pharmaceutical Co. Ltd.
	1.125%, 11/21/22	EUR	1,200	1,320,790
Takeda Pharmaceutical Co., Ltd.
	0.375%, 11/21/20	EUR	25,680	28,145,920
Ω	1.125%, 11/21/22	EUR	1,150	1,265,757
Telefoica Emisiones Sau Co.
	0.318%, 10/17/20	EUR	11,800	12,922,154
Telefonica Emisiones SA
	3.961%, 03/26/21	EUR	1,100	1,241,152
	3.987%, 01/23/23	EUR	7,800	9,339,188
	1.069%, 02/05/24	EUR	1,300	1,450,874
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	3,180	3,505,808
Toronto-Dominion Bank (The)
	2.500%, 12/14/20		20,000	20,207,467
	0.625%, 03/08/21	EUR	3,000	3,290,639
	1.994%, 03/23/22	CAD	15,000	10,922,375
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)	1.103%, 09/17/20		26,314	26,276,078
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
(r)	1.048%, 06/11/20		11,121	11,122,716
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.430%, FRN
(r)	1.198%, 06/11/21		15,246	15,207,519
Toronto-Dominion Bank (The), 3M USD LIBOR + 1.000%, FRN
(r)	2.387%, 04/07/21		6,116	6,132,784
Total Capital International SA
	2.750%, 06/19/21		2,000	2,030,080
	2.875%, 02/17/22		1,416	1,449,701
	0.250%, 07/12/23	EUR	500	545,048
Total Capital SA
	4.125%, 01/28/21		10,000	10,207,227
Toyota Credit Canada, Inc.
	2.050%, 05/20/20	CAD	3,092	2,222,210
	2.020%, 02/28/22	CAD	10,000	7,230,073
	2.350%, 07/18/22	CAD	10,000	7,271,023
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	500	543,904

			Face
			Amount^	Value†
			(000)
Toyota Motor Credit Corp.
	1.900%, 04/08/21		32,876	$33,079,057
#	2.600%, 01/11/22		5,277	5,393,333
	0.750%, 07/21/22	EUR	6,700	7,356,069
	2.375%, 02/01/23	EUR	2,000	2,295,345
Toyota Motor Credit Corp., 3M USD LIBOR + 0.150%, FRN
(r)	1.470%, 10/09/20		500	498,710
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)	1.892%, 01/08/21		1,300	1,295,035
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	3,000	3,264,865
TransCanada PipeLines, Ltd.
#	2.500%, 08/01/22		300	302,838
Truist Financial Corp.
	2.900%, 03/03/21		7,565	7,664,503
UBS Group Funding Switzerland AG
	1.750%, 11/16/22	EUR	9,052	10,164,149
	2.125%, 03/04/24	EUR	5,000	5,758,251
UBS Group Funding Switzerland AG, Floating Rate Note, Update Replacements.xls: US0003M + 1.780%, FRN
(r)	3.091%, 04/14/21		3,900	3,936,812
Unedic Asseo
	0.875%, 10/25/22	EUR	27,300	30,805,518
UNEDIC ASSEO
	0.000%, 11/25/20	EUR	1,600	1,755,716
United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	2,000	2,177,607
	3.900%, 04/01/25		10,947	12,206,423
UnitedHealth Group, Inc.
	4.700%, 02/15/21		925	943,007
	2.375%, 10/15/22		6,225	6,424,483
Verizon Communications, Inc.
	1.625%, 03/01/24	EUR	5,000	5,791,510
	3.376%, 02/15/25		5,000	5,480,219
ViacomCBS, Inc.
	3.375%, 03/01/22		5,000	5,112,850
VMware, Inc.
	2.950%, 08/21/22		2,000	2,029,140
Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	5,600	6,396,919
	0.500%, 01/30/24	EUR	2,304	2,529,584
Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	6,900	7,519,518

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	5,000	$5,395,810
	1.375%, 10/16/23	EUR	12,000	13,180,625
Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		5,911	5,914,478
Ω	4.000%, 11/12/21		3,000	3,047,184
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	4,200	4,558,448
Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	2,496	2,770,793
	1.375%, 01/20/25	EUR	3,000	3,255,870
Walgreen Co.
	3.100%, 09/15/22		4,127	4,252,961
Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		4,000	4,082,290
Walt Disney Co. (The)
	5.650%, 08/15/20		4,210	4,261,006
WEC Energy Group, Inc.
#	2.450%, 06/15/20		14,176	14,178,561
Wells Fargo & Co.
	2.250%, 09/03/20	EUR	10,552	11,629,894
	2.550%, 12/07/20		11,690	11,782,440
(r)	2.594%, 03/04/21		15,234	15,275,911
(r)	2.016%, 07/26/21		3,400	3,396,418
	1.500%, 09/12/22	EUR	2,700	3,002,291
	2.250%, 05/02/23	EUR	5,700	6,500,569
Western Australian Treasury Corp.
	2.750%, 10/20/22	AUD	27,000	18,571,047
Westpac Banking Corp.
	2.600%, 11/23/20		29,052	29,339,181
	2.100%, 05/13/21		5,632	5,684,480
	2.800%, 01/11/22		15,512	15,913,054
	2.500%, 06/28/22		3,140	3,231,222
Whirlpool Corp.
	3.700%, 03/01/23		1,525	1,620,059
Williams Partners LP
	3.350%, 08/15/22		4,600	4,613,852
Xcel Energy, Inc.
	2.400%, 03/15/21		4,070	4,102,253
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25		4,400	4,594,044
Zoetis, Inc.
	3.450%, 11/13/20		12,400	12,528,127
	3.250%, 02/01/23		3,015	3,144,699

TOTAL BONDS				4,803,623,740

		Face
		Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (8.8%)
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r)	0.264%, 04/30/21	125,300	$125,425,326
U.S. Treasury Notes, 3M USTMMR + 0.220%, FRN
(r)	0.345%, 07/31/21	404,200	404,992,592

TOTAL U.S. TREASURY OBLIGATIONS			530,417,918

CERTIFICATES OF DEPOSIT — (0.3%)
Oversea-Chinese Banking Corp., Ltd.
(r)Ω	1.074%, 05/15/20	20,000	20,000,000

TOTAL INVESTMENT SECURITIES (Cost $5,453,294,472)			5,354,041,658

COMMERCIAL PAPER — (10.8%)
BANK OF NOVA SCOTIA/THE
Ω	1.793%, 08/17/20	33,000	32,970,824
Ω	1.780%, 10/08/20	20,000	19,957,067
Bayer Corp.
Ω	2.450%, 09/01/20	17,900	17,782,855
BNG Bank NV
Ω	1.710%, 08/21/20	40,000	39,944,128
CAISSE DES DEPOTS ET
Ω	1.640%, 06/12/20	60,000	59,984,090
Dow Chemical Co.
	1.833%, 07/20/20	13,000	12,949,836
DOW CHEMICAL Co.
	1.168%, 06/22/20	30,000	29,937,637
DUKE ENERGY Corp.
Ω	1.100%, 05/18/20	35,000	34,983,725
GENERAL ELECTRIC Co.
	1.189%, 07/01/20	20,000	19,950,744
HONEYWELL INTERNATN’
Ω	0.850%, 08/06/20	10,415	10,402,894
MERCK & CO., Inc.
Ω	0.711%, 07/16/20	100,000	99,833,167
MONDELEZ INTL, Inc.
Ω	1.014%, 05/07/20	25,000	24,996,111
Pfizer, Inc.
Ω	1.630%, 06/12/20	12,450	12,445,940
PFIZER, Inc.
Ω	0.884%, 07/10/20	75,000	74,958,583
QUEENSLAND TREASURY
	1.710%, 05/04/20	7,000	6,999,529
	1.750%, 05/07/20	60,000	59,994,517
STANLEY WORKS (THE)
Ω	1.015%, 06/08/20	40,000	39,977,033

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
TELSTRA Corp. LMTD
Ω	1.100%, 09/28/20	10,000	$9,966,444
WALT DISNEY Co.
Ω	1.500%, 07/30/20	42,000	41,903,388
Ω	1.800%, 08/19/20	1,000	996,578

TOTAL COMMERCIAL PAPER.			650,935,090

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	2,774,985	$32,109,351

TOTAL INVESTMENTS — (100.0%) (Cost $6,135,601,002)		$6,037,086,099

As of April 30, 2020, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	118,807,195	USD	128,906,995	Bank of America Corp.	05/04/20	$1,287,820
USD	130,289,483	EUR	118,807,195	State Street Bank and Trust	05/04/20	94,668
EUR	114,672,078	USD	124,688,684	JP Morgan	05/05/20	974,664
SEK	172,548,476	USD	17,459,706	Barclays Capital	05/28/20	230,872
USD	69,083,060	EUR	62,803,827	JP Morgan	07/13/20	161,670
USD	69,003,840	EUR	62,803,827	State Street Bank and Trust	07/13/20	82,449
DKK	48,568,435	USD	7,052,274	UBS AG	07/14/20	91,075

Total Appreciation						$2,923,218
USD	124,318,695	EUR	114,672,078	Bank of America Corp.	05/05/20	$(1,344,654)
USD	40,647,612	GBP	32,794,958	Citibank, N.A.	05/11/20	(658,286)
USD	604,940	CAD	853,129	HSBC Bank	05/11/20	(7,961)
USD	58,939,972	CAD	83,884,388	JP Morgan	05/11/20	(1,323,857)
USD	43,692,793	AUD	68,776,279	State Street Bank and Trust	05/27/20	(1,128,711)
USD	75,834,913	SEK	763,653,604	State Street Bank and Trust	05/28/20	(2,458,875)
USD	112,619,690	EUR	103,173,931	State Street Bank and Trust	06/03/20	(506,009)
USD	122,217,574	EUR	112,235,763	State Street Bank and Trust	06/09/20	(859,603)
USD	131,142,298	EUR	120,732,278	Bank of America Corp.	06/26/20	(1,301,103)
USD	125,686,830	EUR	115,462,191	JP Morgan	06/29/20	(983,553)
USD	137,338,589	DKK	168,182,433	JP Morgan	07/14/20	(1,072,927)
USD	65,858,516	SEK	657,323,342	State Street Bank and Trust	07/15/20	(1,565,563)
USD	131,005,348	EUR	120,496,488	Bank of America Corp.	07/16/20	(1,237,074)
USD	64,623,080	SEK	645,092,507	JP Morgan	07/16/20	(1,547,040)
USD	114,159,712	EUR	104,822,905	JP Morgan	07/17/20	(883,790)
USD	115,779,726	EUR	106,568,862	JP Morgan	07/20/20	(1,187,642)
USD	125,738,620	EUR	116,278,740	State Street Bank and Trust	07/22/20	(1,891,653)
USD	125,578,475	EUR	115,483,858	State Street Bank and Trust	07/24/20	(1,184,860)
USD	134,540,188	EUR	123,380,428	Bank of America Corp.	07/27/20	(899,873)

Total (Depreciation)						$(22,043,034)

Total Appreciation (Depreciation)						$(19,119,816)

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$4,803,623,740	—	$4,803,623,740
U.S. Treasury Obligations	—	530,417,918	—	530,417,918
Certificates of Deposit	—	20,000,000	—	20,000,000
Commercial Paper	—	650,935,090	—	650,935,090
Securities Lending Collateral	—	32,109,351	—	32,109,351
Forward Currency Contracts**	—	(19,119,816)	—	(19,119,816)

TOTAL	—	$6,017,966,283	—	$6,017,966,283

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Face
		Amount	Value†
		(000)
AGENCY OBLIGATIONS — (6.7%)
Federal Home Loan Bank
	3.000%, 03/10/28	1,955	$2,255,489
	3.250%, 06/09/28	570	661,262
	#3.250%, 11/16/28	10,100	11,953,757
	2.125%, 09/14/29	5,000	5,334,608
	2.125%, 12/14/29	5,000	5,377,878
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	5,000	7,526,297
	6.750%, 03/15/31	6,000	9,400,250
	6.250%, 07/15/32	16,000	25,203,622
Federal National Mortgage Association
	6.250%, 05/15/29	12,275	17,748,400
	7.125%, 01/15/30	3,000	4,619,692
	7.250%, 05/15/30	11,000	17,411,837
	6.625%, 11/15/30	10,000	15,476,567
Tennessee Valley Authority
	7.125%, 05/01/30	2,000	3,093,667

TOTAL AGENCY OBLIGATIONS			126,063,326

BONDS — (86.8%)
	3M Co.
	2.875%, 10/15/27	17,127	18,626,308
	3.375%, 03/01/29	5,000	5,546,351
	2.375%, 08/26/29	11,000	11,418,178
AbbVie, Inc.
	4.250%, 11/14/28	4,000	4,601,810
Activision Blizzard, Inc.
	3.400%, 06/15/27	600	631,419
Affiliated Managers Group, Inc.
	3.500%, 08/01/25	1,410	1,493,007
Agilent Technologies, Inc.
	2.750%, 09/15/29	1,400	1,448,955
Ahold Finance USA LLC
	6.875%, 05/01/29	388	507,571
Airbus SE
Ω	3.150%, 04/10/27	1,000	1,000,184
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	1,185	1,200,096
Allergan Funding SCS
	3.800%, 03/15/25	4,592	4,899,335
Allstate Corp. (The)
	5.350%, 06/01/33	1,900	2,494,982

		Face
		Amount	Value†
		(000)
Altria Group, Inc.
	4.800%, 02/14/29	4,000	$4,466,143
Ameren Corp.
	3.650%, 02/15/26	1,890	2,068,548
American Express Credit Corp.
	3.300%, 05/03/27	8,500	9,362,194
American Honda Finance Corp.
	2.300%, 09/09/26	1,500	1,470,539
American International Group, Inc.
	3.900%, 04/01/26	5,000	5,408,980
Ameriprise Financial, Inc.
	#2.875%, 09/15/26	1,000	1,046,574
AmerisourceBergen Corp.
	3.450%, 12/15/27	8,000	8,697,760
Amgen, Inc.
	2.600%, 08/19/26	5,776	6,166,238
Amphenol Corp.
	2.800%, 02/15/30	6,000	5,981,007
Analog Devices, Inc.
	3.900%, 12/15/25	4,502	4,904,057
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28	7,000	7,743,117
	4.900%, 01/23/31	8,000	9,374,489
Anthem, Inc.
	3.650%, 12/01/27	555	605,361
	4.101%, 03/01/28	5,000	5,600,513
	2.250%, 05/15/30	3,100	3,088,375
ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27	15,000	16,058,608
Aon Corp.
	3.750%, 05/02/29	10,800	11,814,759
AP Moller - Maersk A.S.
Ω	3.875%, 09/28/25	1,914	1,924,954
Apple, Inc.
	3.200%, 05/11/27	8,405	9,358,341
	2.900%, 09/12/27	551	604,493
	3.000%, 11/13/27	11,000	12,163,473
#	2.200%, 09/11/29	5,000	5,307,366
Applied Materials, Inc.
	3.300%, 04/01/27	1,111	1,225,048
Archer-Daniels-Midland Co.
	2.500%, 08/11/26	5,613	5,957,077
Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,327,153

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
AstraZeneca P.L.C.
	4.000%, 01/17/29	3,000	$3,524,643
AT&T, Inc.
	3.800%, 02/15/27	2,000	2,157,487
Autodesk, Inc.
	3.500%, 06/15/27	5,375	5,947,607
Avnet, Inc.
	4.625%, 04/15/26	5,850	6,268,437
AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	4,780	5,087,032
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	10,970	10,432,022
#	3.138%, 11/07/29	2,000	1,867,239
Banco Santander SA
	3.800%, 02/23/28	5,800	5,996,389
Bank of America Corp., 3M USD LIBOR + 1.040%, FRN
(r)	3.419%, 12/20/28	2,918	3,126,009
Barclays P.L.C.
	4.375%, 01/12/26	2,700	2,902,536
BAT International Finance P.L.C.
#	3.950%, 06/15/25	1,500	1,593,353
Baxter International, Inc.
	2.600%, 08/15/26	7,018	7,461,465
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	3,984	4,611,610
Ω	4.375%, 12/15/28	7,000	7,901,152
Best Buy Co., Inc.
#	4.450%, 10/01/28	5,000	5,270,982
Biogen, Inc.
	2.250%, 05/01/30	2,100	2,087,865
Black Hills Corp.
	4.350%, 05/01/33	8,837	9,897,029
BlackRock, Inc.
	3.200%, 03/15/27	17,645	19,758,930
	3.250%, 04/30/29	2,000	2,239,909
BMW US Capital LLC
Ω	2.800%, 04/11/26	5,500	5,553,652
#Ω	3.300%, 04/06/27	4,000	4,074,190
BNP Paribas SA
Ω	3.500%, 11/16/27	8,631	9,001,458
Boeing Co. (The)
	6.125%, 02/15/33	3,335	3,532,281
	3.600%, 05/01/34	2,000	1,740,312
BP Capital Markets America, Inc.
	3.017%, 01/16/27	7,600	7,749,922
Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	6,075	6,011,720

		Face
		Amount	Value†
		(000)
CA, Inc.
	4.700%, 03/15/27	7,900	$8,206,835
Campbell Soup Co.
	4.150%, 03/15/28	905	1,023,963
Canadian Natural Resources, Ltd.
	7.200%, 01/15/32	2,950	3,083,860
	6.450%, 06/30/33	2,229	2,176,262
Canadian Pacific Railway Co.
	3.700%, 02/01/26	2,115	2,295,082
Capital One Financial Corp.
	3.750%, 03/09/27	2,000	2,035,838
Cardinal Health, Inc.
#	3.410%, 06/15/27	10,000	10,686,398
Cargill, Inc.
Ω	2.125%, 04/23/30	1,970	1,992,985
CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	3,316,213
CenterPoint Energy, Inc.
	2.950%, 03/01/30	2,000	2,044,589
Charles Schwab Corp. (The)
	4.625%, 03/22/30	5,000	5,921,964
Cigna Corp.
Ω	3.400%, 03/01/27	3,500	3,739,091
	4.375%, 10/15/28	5,000	5,714,680
	2.400%, 03/15/30	2,000	2,016,968
Cincinnati Financial Corp.
	6.920%, 05/15/28	900	1,177,215
Citigroup, Inc.
	3.750%, 06/16/24	10	10,683
Clorox Co. (The)
	3.900%, 05/15/28	1,000	1,136,950
CME Group, Inc.
	3.750%, 06/15/28	6,132	7,149,771
CMS Energy Corp.
	3.600%, 11/15/25	2,800	3,032,842
CNA Financial Corp.
	4.500%, 03/01/26	6,830	7,262,952
CNO Financial Group, Inc.
	5.250%, 05/30/29	2,750	2,884,533
Coca-Cola Co. (The)
	2.900%, 05/25/27	8,000	8,814,071
Comcast Corp.
	3.150%, 03/01/26	4,000	4,354,480
	4.250%, 01/15/33	4,000	4,839,897
	7.050%, 03/15/33	5,337	8,050,968
Commonwealth Bank of Australia
Ω	2.850%, 05/18/26	13,373	14,093,571
ConocoPhillips
	5.900%, 10/15/32	8,000	10,596,851
Credit Agricole SA
	3.875%, 04/15/24	78	83,608

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	$2,380,793
	CSX Corp.
	2.400%, 02/15/30	2,000	2,053,219
CVS Health Corp.
	3.250%, 08/15/29	7,000	7,475,867
Daimler Finance North America LLC
	8.500%, 01/18/31	9,188	12,201,414
Danske Bank A.S.
Ω	4.375%, 06/12/28	6,000	6,324,377
Deere & Co.
	5.375%, 10/16/29	650	828,865
Diageo Capital P.L.C.
	2.125%, 04/29/32	2,200	2,200,626
Diageo Capital PLC
	2.375%, 10/24/29	7,400	7,622,388
Discovery Communications LLC
	4.900%, 03/11/26	4,000	4,385,632
Dollar Tree, Inc.
	4.200%, 05/15/28	5,234	5,618,003
Dominion Energy, Inc.
	3.900%, 10/01/25	4,000	4,374,796
Dover Corp.
#	3.150%, 11/15/25	2,100	2,185,618
Dow Chemical Co. (The)
	7.375%, 11/01/29	1,000	1,355,470
DTE Energy Co.
	2.850%, 10/01/26	945	962,678
	6.375%, 04/15/33	10,407	13,805,283
DXC Technology Co.
	4.750%, 04/15/27	8,000	8,128,175
E*TRADE Financial Corp.
	4.500%, 06/20/28	2,500	2,808,703
Eaton Corp.
	4.000%, 11/02/32	12,600	14,266,650
eBay, Inc.
	3.600%, 06/05/27	2,000	2,163,245
Ecolab, Inc.
	2.700%, 11/01/26	2,000	2,130,166
Electricite de France SA
Ω	3.625%, 10/13/25	5,797	6,323,780
	3.625%, 10/13/25	2,000	2,181,742
Electronic Arts, Inc.
	4.800%, 03/01/26	2,200	2,553,299
Enbridge, Inc.
	3.700%, 07/15/27	3,000	3,026,961
Enel Finance International NV
Ω	3.500%, 04/06/28	8,000	8,313,004
Ω	4.875%, 06/14/29	7,000	8,075,671

	Face
	Amount	Value†
	(000)
Energy Transfer Operating L.P.
4.200%, 04/15/27	2,000	$1,886,552
Energy Transfer Operating LP
3.750%, 05/15/30	310	280,899
Enterprise Products Operating LLC
3.700%, 02/15/26	5,800	6,176,297
6.875%, 03/01/33	2,035	2,405,434
6.650%, 10/15/34	1,500	1,832,944
Estee Lauder Cos., Inc. (The)
2.600%, 04/15/30	2,400	2,498,754
Exelon Corp.
3.400%, 04/15/26	5,400	5,862,747
Exxon Mobil Corp.
3.043%, 03/01/26	20,686	22,151,088
2.440%, 08/16/29	7,000	7,208,296
Fairfax Financial Holdings Ltd.
4.850%, 04/17/28	400	404,057
FedEx Corp.
# 3.400%, 02/15/28	3,000	3,093,325
3.100%, 08/05/29	1,500	1,519,353
4.900%, 01/15/34	7,988	9,361,616
3.900%, 02/01/35	2,000	2,089,308
Fifth Third Bancorp
# 3.950%, 03/14/28	2,943	3,338,642
FirstEnergy Corp.
# 7.375%, 11/15/31	2,000	2,929,757
Flex, Ltd.
4.875%, 06/15/29	2,000	2,027,564
FMR LLC
Ω 4.950%, 02/01/33	9,555	12,080,879
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29	4,700	4,596,314
GATX Corp.
3.250%, 03/30/25	2,820	2,874,625
3.250%, 09/15/26	2,200	2,294,527
General Dynamics Corp.
2.125%, 08/15/26	6,500	6,767,066
General Electric Co.
6.750%, 03/15/32	9,273	11,481,987
General Mills, Inc.
4.200%, 04/17/28	3,000	3,476,728
General Motors Financial Co., Inc.
5.250%, 03/01/26	6,150	5,902,372
4.350%, 01/17/27	1,800	1,636,825
Georgia Power Co.
3.250%, 04/01/26	3,000	3,224,576
2.650%, 09/15/29	5,000	5,147,913

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
Georgia-Pacific LLC
7.750%, 11/15/29	4,960	$7,250,009
Gilead Sciences, Inc.
3.650%, 03/01/26	2,000	2,244,386
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28	2,800	3,259,642
5.375%, 04/15/34	8,000	10,970,472
Global Payments, Inc.
4.800%, 04/01/26	5,970	6,819,756
4.450%, 06/01/28	1,071	1,194,936
Goldman Sachs Group, Inc. (The)
3.750%, 02/25/26	1,100	1,184,583
6.125%, 02/15/33	10,000	13,137,063
Halliburton Co.
# 3.800%, 11/15/25	253	244,849
Hasbro, Inc.
3.500%, 09/15/27	2,820	2,697,275
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	6,542	7,107,949
Honeywell International, Inc.
2.500%, 11/01/26	1,000	1,065,476
HSBC Holdings P.L.C.
4.300%, 03/08/26	3,700	4,094,496
Husky Energy, Inc.
4.400%, 04/15/29	1,580	1,279,952
ING Groep NV
3.950%, 03/29/27	6,550	7,115,475
Intel Corp.
4.000%, 12/15/32	2,000	2,488,798
International Business Machines Corp.
3.300%, 01/27/27	3,191	3,541,452
3.500%, 05/15/29	1,000	1,126,431
5.875%, 11/29/32	66	90,230
International Paper Co.
3.800%, 01/15/26	578	635,823
Janus Capital Group, Inc.
4.875%, 08/01/25	2,000	2,115,278
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	3,000	3,108,235
Johnson & Johnson
2.900%, 01/15/28	8,000	8,939,228
6.950%, 09/01/29	1,000	1,451,596
4.950%, 05/15/33	2,800	3,837,753
Juniper Networks, Inc.
# 3.750%, 08/15/29	7,000	7,390,912
Kellogg Co.
3.250%, 04/01/26	6,741	7,175,858
4.300%, 05/15/28	3,000	3,462,487
7.450%, 04/01/31	1,100	1,600,080

		Face
		Amount	Value†
		(000)
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	1,660	$1,778,646
	KeyCorp
	2.550%, 10/01/29	9,783	9,470,145
	Kraft Heinz Foods Co.
	3.950%, 07/15/25	6,100	6,382,505
	Kroger Co. (The)
	7.500%, 04/01/31	7,725	10,931,152
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27	3,100	3,344,524
	Lam Research Corp.
	4.000%, 03/15/29	2,000	2,331,237
	Lazard Group LLC
#	4.500%, 09/19/28	2,000	2,107,494
	Lear Corp.
	3.800%, 09/15/27	1,000	927,488
	4.250%, 05/15/29	1,000	940,952
	Legg Mason, Inc.
	4.750%, 03/15/26	3,205	3,457,837
	Leggett & Platt, Inc.
	4.400%, 03/15/29	11,000	11,441,777
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	5,000	5,601,568
	Lincoln National Corp.
	3.050%, 01/15/30	8,500	8,430,102
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27	5,000	5,308,698
	4.375%, 03/22/28	4,000	4,431,589
	Loews Corp.
	3.750%, 04/01/26	5,500	5,888,211
	6.000%, 02/01/35	1,900	2,589,066
	LYB International Finance II BV
	3.500%, 03/02/27	2,000	2,052,975
	Macquarie Bank, Ltd.
#Ω	3.900%, 01/15/26	5,000	5,359,639
	Marathon Petroleum Corp.
	5.125%, 12/15/26	350	354,482
	Markel Corp.
	3.350%, 09/17/29	8,000	8,180,834
	Mars, Inc.
Ω	3.600%, 04/01/34	12,159	14,049,008
	Marsh & McLennan Cos. Inc.
	4.375%, 03/15/29	2,262	2,642,361
	Marsh & McLennan Cos., Inc.
	5.875%, 08/01/33	2,500	3,343,003
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	2,950	3,098,234
	McKesson Corp.
	3.950%, 02/16/28	1,000	1,108,967
	4.750%, 05/30/29	3,100	3,660,971
	Merck Sharp & Dohme Corp.
	6.400%, 03/01/28	6,591	8,805,781

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
	MetLife, Inc.
	6.500%, 12/15/32	300	$421,804
	Micron Technology, Inc.
	4.663%, 02/15/30	4,334	4,816,477
	Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26	697	767,819
	3.677%, 02/22/27	2,000	2,163,055
	3.195%, 07/18/29	1,002	1,064,030
	Mizuho Financial Group, Inc.
#	2.839%, 09/13/26	10,000	10,431,280
	Molson Coors Beverage Co.
	3.000%, 07/15/26	2,000	1,973,169
	Morgan Stanley
	3.875%, 01/27/26	3,000	3,296,800
	3.625%, 01/20/27	6,400	6,962,997
	7.250%, 04/01/32	4,000	5,793,699
	Mosaic Co. (The)
	4.050%, 11/15/27	4,000	3,983,620
	Motorola Solutions, Inc.
#	4.600%, 05/23/29	10,500	11,866,847
	MPLX L.P.
	4.125%, 03/01/27	6,700	6,468,831
	Mylan NV
	3.950%, 06/15/26	5,000	5,308,010
	National Australia Bank, Ltd.
Ω	3.500%, 01/10/27	14,790	15,987,832
	Nationwide Building Society
Ω	3.900%, 07/21/25	7,000	7,570,465
	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27	2,000	2,198,464
	2.750%, 11/01/29	2,000	2,148,787
	Noble Energy, Inc.
#	3.850%, 01/15/28	1,540	1,228,852
	Nomura Holdings, Inc.
	3.103%, 01/16/30	3,225	3,228,049
	Norfolk Southern Corp.
	5.640%, 05/17/29	2,048	2,574,226
	Northern Trust Corp.
	1.950%, 05/01/30	9,100	9,059,066
	Novartis Capital Corp.
#	3.100%, 05/17/27	11,278	12,567,921
	Nucor Corp.
#	3.950%, 05/01/28	6,000	6,548,575
	ONEOK, Inc.
	4.000%, 07/13/27	3,915	3,480,852
	Oracle Corp.
	3.250%, 11/15/27	22,400	24,554,364
#	3.250%, 05/15/30	7,966	8,896,318
	O’Reilly Automotive, Inc.
	3.600%, 09/01/27	3,900	4,042,140
	Parker-Hannifin Corp.
	3.250%, 06/14/29	2,850	3,004,629

		Face
		Amount	Value†
		(000)
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	4,000	$4,022,621
	PerkinElmer, Inc.
	3.300%, 09/15/29	2,700	2,730,180
	Pfizer, Inc.
	3.450%, 03/15/29	5,000	5,756,921
	Philip Morris International, Inc.
#	3.375%, 08/15/29	7,000	7,721,930
	2.100%, 05/01/30	5,000	4,940,628
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	4,550	4,534,304
	3.150%, 12/15/29	2,000	1,801,577
	PNC Financial Services Group, Inc. (The)
	3.450%, 04/23/29	1,000	1,098,718
	PPG Industries, Inc.
	3.750%, 03/15/28	2,000	2,246,786
	2.800%, 08/15/29	5,500	5,749,414
	Principal Financial Group, Inc.
	3.100%, 11/15/26	300	317,874
	Procter & Gamble Co. (The)
#	2.850%, 08/11/27	9,000	10,063,419
	Progressive Corp. (The)
	6.250%, 12/01/32	900	1,216,670
	Province of British Columbia Canada
#	6.500%, 01/15/26	1,363	1,768,618
	Prudential Financial, Inc.
	3.878%, 03/27/28	4,900	5,495,861
#	5.750%, 07/15/33	4,625	5,791,186
	Raytheon Technologies Corp.
	7.500%, 09/15/29	5,114	7,472,611
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	7,358	7,889,547
	Rio Tinto Finance USA, Ltd.
#	7.125%, 07/15/28	2,120	2,931,170
	Roche Holdings, Inc.
Ω	2.375%, 01/28/27	7,900	8,395,170
	Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25	4,000	3,918,527
	Royal Bank of Scotland Group P.L.C.
	4.800%, 04/05/26	1,000	1,107,783
	Royal Caribbean Cruises, Ltd.
	7.500%, 10/15/27	3,027	2,369,875
	3.700%, 03/15/28	1,123	734,053
	salesforce.com, Inc.
	3.700%, 04/11/28	2,000	2,278,240

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
Santander Holdings USA, Inc.
	4.500%, 07/17/25	9,000	$9,240,578
	4.400%, 07/13/27	2,000	2,035,031
Sempra Energy
	3.750%, 11/15/25	1,000	1,068,093
Shell International Finance B.V.
#	2.375%, 11/07/29	10,000	10,008,975
Shell International Finance BV
	2.875%, 05/10/26	12,051	12,760,073
	2.500%, 09/12/26	10,200	10,519,470
Sherwin-Williams Co. (The)
	3.450%, 08/01/25	1,503	1,619,230
	3.950%, 01/15/26	2,200	2,399,256
	2.950%, 08/15/29	1,230	1,273,559
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	2,080	2,622,630
Southern Power Co.
	4.150%, 12/01/25	2,000	2,188,803
Southwest Airlines Co.
	3.000%, 11/15/26	2,000	1,829,738
Standard Chartered P.L.C.
Ω	4.050%, 04/12/26	1,962	2,065,186
Statoil ASA
Ω	6.500%, 12/01/28	5,000	6,274,583
Steelcase Inc.
	5.125%, 01/18/29	400	436,967
Stryker Corp.
#	3.375%, 11/01/25	6,000	6,622,421
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26	4,000	4,374,696
	3.544%, 01/17/28	6,000	6,452,486
	3.040%, 07/16/29	3,000	3,139,302
Suncor Energy, Inc.
	5.950%, 12/01/34	8,000	8,259,056
Sysco Corp.
	3.300%, 07/15/26	12,345	12,368,797
TD Ameritrade Holding Corp.
	2.750%, 10/01/29	3,000	3,087,766
Telefonica Europe BV
	8.250%, 09/15/30	9,275	13,318,326
Thomson Reuters Corp.
	3.850%, 09/29/24	112	118,421
TJX Cos., Inc. (The)
	2.250%, 09/15/26	1,975	2,005,587
	3.875%, 04/15/30	2,000	2,231,722
Total Capital International SA
	2.829%, 01/10/30	10,000	10,346,692

		Face
		Amount	Value†
		(000)
Total Capital S.A.
#	3.883%, 10/11/28	4,928	$5,490,744
Toyota Motor Credit Corp.
	3.200%, 01/11/27	20,213	21,709,227
	3.050%, 01/11/28	14,430	15,192,254
TransCanada PipeLines, Ltd.
	4.875%, 01/15/26	450	499,620
	4.625%, 03/01/34	10,545	11,244,558
	5.600%, 03/31/34	2,000	2,315,681
Travelers Property Casualty Corp.
	6.375%, 03/15/33	2,133	3,114,235
UBS Group AG
Ω	4.125%, 09/24/25	8,550	9,398,002
Union Pacific Corp.
	3.950%, 09/10/28	4,930	5,597,781
UnitedHealth Group, Inc.
#	3.875%, 12/15/28	3,000	3,437,551
Unum Group
	3.875%, 11/05/25	9,000	8,613,593
	4.000%, 06/15/29	3,000	3,045,956
Valero Energy Corp.
	7.500%, 04/15/32	4,000	5,033,908
Verizon Communications, Inc.
	4.125%, 03/16/27	3,700	4,289,988
	4.016%, 12/03/29	4,307	5,009,787
	4.500%, 08/10/33	4,500	5,569,398
ViacomCBS, Inc.
	4.000%, 01/15/26	1,000	1,035,836
	2.900%, 01/15/27	6,600	6,339,502
Vodafone Group P.L.C.
	7.875%, 02/15/30	8,125	11,458,729
Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26	3,000	3,129,285
Walmart, Inc.
	3.250%, 07/08/29	6,650	7,579,164
	2.375%, 09/24/29	16,000	17,174,694
	7.550%, 02/15/30	3,000	4,522,005
Wells Fargo & Co.
	3.000%, 04/22/26	5,700	5,971,689
	4.150%, 01/24/29	8,000	9,038,835
Westpac Banking Corp.
	2.700%, 08/19/26	10,595	11,122,927
	3.350%, 03/08/27	7,000	7,665,007
WestRock MWV LLC
	8.200%, 01/15/30	5,885	8,048,541
	7.950%, 02/15/31	3,112	4,307,472
Whirlpool Corp.
	4.750%, 02/26/29	2,000	2,142,324
Williams Cos., Inc. (The)
#	4.000%, 09/15/25	3,000	3,064,395
	3.750%, 06/15/27	2,771	2,763,642
	8.750%, 03/15/32	5,000	6,492,182

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
WRKCo, Inc.
	4.200%, 06/01/32	2,000	$2,264,540
Zoetis, Inc.
	3.000%, 09/12/27	1,500	1,623,075

TOTAL BONDS			1,634,814,542

U.S. TREASURY OBLIGATIONS — (3.1%)
U.S. Treasury Notes
#	1.750%, 11/15/29	27,750	30,611,719
	1.500%, 02/15/30	25,000	27,031,250

TOTAL U.S. TREASURY OBLIGATIONS			57,642,969

TOTAL INVESTMENT SECURITIES (Cost $1,725,497,273)			1,818,520,837

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	5,547,214	$64,186,812

TOTAL INVESTMENTS — (100.0%) (Cost $1,789,676,188)			$1,882,707,649

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$126,063,326	—	$126,063,326
Bonds	—	1,634,814,542	—	1,634,814,542
U.S. Treasury Obligations	—	57,642,969	—	57,642,969
Securities Lending Collateral	—	64,186,812	—	64,186,812

TOTAL	—	$1,882,707,649	—	$1,882,707,649

See accompanying Notes to Financial Statements.

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face Amount^	Value†
			(000)
	BONDS — (96.6%)
	AUSTRALIA — (2.7%)
	Australia & New Zealand Banking Group, Ltd.
	2.550%, 11/23/21		886	$904,743
	0.625%, 02/21/23	EUR	2,000	2,196,834
	BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		704	728,083
	BHP Billiton Finance, Ltd.
	0.750%, 10/28/22	EUR	2,554	2,806,133
	Commonwealth Bank of Australia
(r)	1.831%, 09/06/21		594	594,265
Ω	2.750%, 03/10/22		991	1,018,936
	FMG Resources August 2006 Pty, Ltd.
#	4.750%, 05/15/22		1,300	1,305,850
#Ω	5.125%, 05/15/24		1,500	1,522,050
	National Australia Bank, Ltd.
	2.800%, 01/10/22		1,000	1,030,943
	2.500%, 05/22/22		4,500	4,612,954
	Westpac Banking Corp.
(r)	1.331%, 01/25/21		1,000	995,420
	2.500%, 06/28/22		1,000	1,029,051
	0.750%, 10/17/23	EUR	1,374	1,514,772

	TOTAL AUSTRALIA			20,260,034

	BELGIUM — (0.9%)
	Anheuser-Busch InBev SA
	0.875%, 03/17/22	EUR	3,272	3,614,269
	0.800%, 04/20/23	EUR	1,000	1,108,905
	2.875%, 09/25/24	EUR	1,500	1,809,651

	TOTAL BELGIUM			6,532,825

	CANADA — (5.8%)
	Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		2,000	2,011,153
	Bank of Montreal
	1.900%, 08/27/21		500	505,602
	Bank of Nova Scotia (The)
(r)	1.575%, 04/20/21		1,622	1,618,223
	2.700%, 03/07/22		2,000	2,058,310
	0.375%, 04/06/22	EUR	1,000	1,092,013
	Canadian Imperial Bank of Commerce
(r)	2.078%, 02/02/21		1,000	997,612
	2.550%, 06/16/22		1,485	1,526,083

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
	2.300%, 07/11/22	CAD	3,000	$2,202,644
	Canadian National Railway Co.
	2.850%, 12/15/21		565	578,023
	Canadian Natural Resources Ltd.
	2.890%, 08/14/20	CAD	2,000	1,438,859
	Canadian Natural Resources, Ltd.
#	3.450%, 11/15/21		2,800	2,827,132
	2.950%, 01/15/23		1,000	967,293
	CPPIB Capital, Inc.
	2.375%, 01/29/21		6,000	6,086,176
	Enbridge, Inc.
	2.900%, 07/15/22		2,167	2,179,057
	3.190%, 12/05/22	CAD	1,000	730,996
	Kinross Gold Corp.
	5.125%, 09/01/21		2,250	2,297,970
	National Bank of Canada
(r)Ω	1.595%, 03/21/21		2,000	1,991,108
	Rogers Communications, Inc.
	4.000%, 06/06/22	CAD	2,500	1,888,645
	Toronto-Dominion Bank (The)
(r)	1.103%, 09/17/20		2,000	1,997,118
	2.125%, 04/07/21		1,000	1,011,907
(r)	2.387%, 04/07/21		2,500	2,506,861
	3.250%, 06/11/21		1,000	1,025,017
	1.800%, 07/13/21		1,000	1,008,317
	TransCanada PipeLines, Ltd.
#	2.500%, 08/01/22		600	605,676
	Videotron, Ltd.
	5.000%, 07/15/22		1,980	2,034,450

	TOTAL CANADA			43,186,245

	DENMARK — (0.4%)
	Danske Bank A.S.
Ω	2.750%, 09/17/20		1,500	1,506,810
Ω	2.800%, 03/10/21		700	706,985
	0.875%, 05/22/23	EUR	1,000	1,078,634

	TOTAL DENMARK			3,292,429

	FINLAND — (0.9%)
	Nokia Oyj
	3.375%, 06/12/22		2,228	2,244,710
	Nordea Bank AB
	1.000%, 02/22/23	EUR	1,803	2,014,642

DFA TARGETED CREDIT PORTFOLIO

continued

			Face Amount^	Value†
			(000)
FINLAND — (Continued)
Nordea Bank Abp
	0.875%, 06/26/23	EUR	2,000	$2,195,039

TOTAL FINLAND				6,454,391

FRANCE — (3.4%)
Air Liquide Finance SA
	0.500%, 06/13/22	EUR	1,700	1,874,193
Airbus Finance BV
Ω	2.700%, 04/17/23		500	506,207
BNP Paribas SA
	5.000%, 01/15/21		531	545,851
	0.500%, 06/01/22	EUR	2,800	3,077,615
	1.000%, 06/27/24	EUR	1,000	1,104,474
BPCE SA
	2.650%, 02/03/21		700	705,439
	2.750%, 12/02/21		1,000	1,018,000
	1.125%, 12/14/22	EUR	1,200	1,337,888
	0.625%, 09/26/24	EUR	2,000	2,160,923
Credit Agricole SA
	0.750%, 12/01/22	EUR	2,300	2,549,106
Danone SA
Ω	2.077%, 11/02/21		2,770	2,803,676
Orange SA
	4.125%, 09/14/21		900	941,796
Pernod Ricard SA
Ω	5.750%, 04/07/21		2,000	2,081,477
Societe Generale SA
Ω	2.625%, 09/16/20		500	502,176
Ω	2.500%, 04/08/21		1,000	1,007,450
	4.250%, 07/13/22	EUR	1,500	1,774,928
	0.500%, 01/13/23	EUR	1,500	1,622,833

TOTAL FRANCE				25,614,032

GERMANY — (6.2%)
Bayer Capital Corp BV
	0.625%, 12/15/22	EUR	2,500	2,746,665
Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	1,260	1,413,895
BMW Finance NV
	0.125%, 01/12/21	EUR	90	98,105
	1.250%, 09/05/22	EUR	600	664,519
	0.500%, 11/22/22	EUR	1,400	1,521,459
	0.375%, 07/10/23	EUR	3,000	3,249,032
BMW US Capital LLC
	0.625%, 04/20/22	EUR	750	819,037
Daimler Canada Finance, Inc.
	2.230%, 12/16/21	CAD	2,000	1,416,631
Daimler Finance North
America LLC Floating Rate Note
(r)	2.411%, 11/05/21		1,000	965,674

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		2,500	$2,492,375
Daimler International Finance BV
	0.625%, 02/27/23	EUR	500	540,476
Deutsche Bank AG
	3.125%, 01/13/21		500	499,605
	1.500%, 01/20/22	EUR	1,700	1,823,454
Deutsche Telekom International Finance BV
Ω	1.950%, 09/19/21		1,500	1,504,668
	4.250%, 07/13/22	EUR	800	948,913
E.ON International Finance BV
	5.750%, 05/07/20	EUR	2,000	2,192,251
E.ON SE
	0.000%, 10/24/22	EUR	1,981	2,154,201
EMD Finance LLC
Ω	2.950%, 03/19/22		3,288	3,337,685
NRW Bank
(r)	1.774%, 02/08/21		5,000	5,000,500
Siemens Financieringsmaatschappij NV
Ω	1.700%, 09/15/21		1,000	1,008,335
	2.900%, 05/27/22		1,500	1,555,493
	0.375%, 09/06/23	EUR	1,966	2,176,338
T-Mobile USA, Inc.
	4.000%, 04/15/22		1,239	1,266,878
Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	500	544,893
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	1,000	1,085,345
Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	900	999,084
	2.375%, 09/06/22	EUR	1,800	2,022,418
ZF North America Capital, Inc.
Ω	4.500%, 04/29/22		2,299	2,293,023

TOTAL GERMANY				46,340,952

ITALY — (1.8%)
Enel Finance International
	NV
Ω	2.875%, 05/25/22		4,250	4,274,368
	5.000%, 09/14/22	EUR	622	753,517
Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	500	541,749
Ω	3.125%, 07/14/22		2,000	1,996,017
	1.000%, 07/04/24	EUR	2,000	2,138,783

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
ITALY — (Continued)
Italy Buoni Poliennali Del Tesoro
	1.200%, 04/01/22	EUR	2,820	$3,123,677
	0.950%, 03/01/23	EUR	400	440,773

TOTAL ITALY				13,268,884

JAPAN — (3.7%)
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	1,500	1,618,720
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,500	1,508,972
Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	5,500	3,960,182
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		581	589,994
	0.980%, 10/09/23	EUR	1,500	1,640,066
	0.339%, 07/19/24	EUR	1,000	1,058,613
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		800	811,257
MUFG Bank, Ltd.
	0.875%, 03/11/22	EUR	2,068	2,269,902
Nissan Motor Acceptance Corp. Floating Rate Note
(r)	1.765%, 09/28/20		1,500	1,467,116
Ω	2.550%, 03/08/21		1,100	1,066,858
(r)Ω	1.825%, 09/21/21		500	460,254
Ω	2.650%, 07/13/22		1,000	938,195
Ω	2.600%, 09/28/22		1,000	925,150
Shire Acquisitions Investments Ireland DAC
	2.400%, 09/23/21		3,684	3,739,532
Sumitomo Mitsui Banking Corp.
	1.000%, 01/19/22	EUR	1,000	1,099,642
Sumitomo Mitsui Financial Group, Inc.
	2.058%, 07/14/21		1,000	1,006,040
(r)	2.275%, 10/19/21		765	765,289
	2.784%, 07/12/22		400	408,939
	0.819%, 07/23/23	EUR	450	488,093
Takeda Pharmaceutical Co. Ltd.
	1.125%, 11/21/22	EUR	1,300	1,430,856
Toyota Motor Credit Corp.
	2.600%, 01/11/22		776	793,107

TOTAL JAPAN				28,046,777

			Face Amount^	Value†
			(000)
JERSEY, CHANNEL ISLANDS — (0.3%)
Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	1,975	$2,029,508

LUXEMBOURG — (0.4%)
ArcelorMittal SA
	0.950%, 01/17/23	EUR	3,000	3,095,063

NETHERLANDS — (2.7%)
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	500	549,859
Cooperatieve Rabobank UA
	2.375%, 05/22/23	EUR	3,700	4,316,654
	0.750%, 08/29/23	EUR	300	330,823
Heineken NV
Ω	3.400%, 04/01/22		1,011	1,048,447
ING Bank NV
Ω	2.750%, 03/22/21		1,500	1,523,607
	4.500%, 02/21/22	EUR	1,000	1,173,330
ING Groep NV
	0.750%, 03/09/22	EUR	1,600	1,753,577
Koninklijke Philips NV
	0.500%, 09/06/23	EUR	1,000	1,108,693
LeasePlan Corp. NV
Ω	1.000%, 05/02/23	EUR	2,000	2,077,428
Schlumberger Finance BV
	0.000%, 10/15/24	EUR	3,375	3,548,063
Sensata Technologies B.V.
Ω	5.625%, 11/01/24		2,000	2,030,000
Shell International Finance BV
	1.875%, 05/10/21		816	819,228

TOTAL NETHERLANDS				20,279,709

NEW ZEALAND — (0.4%)
Westpac Securities NZ, Ltd.
	0.300%, 06/25/24	EUR	3,000	3,247,084

NORWAY — (0.3%)
DNB Bank ASA
	4.375%, 02/24/21	EUR	429	485,534
	0.600%, 09/25/23	EUR	1,500	1,653,251

TOTAL NORWAY				2,138,785

SPAIN — (1.6%)
Banco Santander SA
	3.848%, 04/12/23		3,000	3,112,892
Iberdrola International BV
	1.750%, 09/17/23	EUR	500	574,612
Santander Holdings USA, Inc.
	3.700%, 03/28/22		1,000	1,014,381

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SPAIN — (Continued)
	3.400%, 01/18/23		1,000	$1,006,444
Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		1,000	1,012,045
Telefonica Emisiones SA
	5.462%, 02/16/21		1,185	1,220,465
	3.961%, 03/26/21	EUR	800	902,656
	3.987%, 01/23/23	EUR	300	359,200
	1.069%, 02/05/24	EUR	2,000	2,232,114
Telefonica Emisiones SAU
	2.242%, 05/27/22	EUR	400	452,603

TOTAL SPAIN				11,887,412

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.3%)
EUROFIMA
(r)	1.782%, 11/15/21		2,000	2,009,140

SWEDEN — (0.8%)
Svenska Handelsbanken AB
	0.500%, 03/21/23	EUR	900	993,255
Swedbank AB
	0.250%, 11/07/22	EUR	3,000	3,265,200
Telefonaktiebolaget LM
Ericsson
	4.125%, 05/15/22		1,806	1,871,468

TOTAL SWEDEN				6,129,923

SWITZERLAND — (1.5%)
ABB Finance BV Floating Rate Note
(r)	0.096%, 10/12/20	EUR	3,000	3,285,806
ABB Finance BV
	0.625%, 05/03/23	EUR	2,500	2,747,120
Credit Suisse AG
	3.000%, 10/29/21		1,457	1,491,501
Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	2,100	2,308,418
UBS AG
	0.625%, 01/23/23	EUR	1,000	1,101,245

TOTAL SWITZERLAND				10,934,090

UNITED KINGDOM — (8.8%)
AstraZeneca P.L.C.
	2.375%, 11/16/20		2,250	2,262,951
Barclays P.L.C.
	1.500%, 04/01/22	EUR	1,100	1,206,732
	3.125%, 01/17/24	GBP	2,000	2,565,741
	3.650%, 03/16/25		450	467,595
BAT International Finance P.L.C.
	3.625%, 11/09/21	EUR	700	796,344

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	1.000%, 05/23/22	EUR	1,333	$1,459,353
Ω 3.250%, 06/07/22			1,000	1,026,316
	2.375%, 01/19/23	EUR	500	566,252
BP Capital Markets P.L.C.
#	3.561%, 11/01/21		1,300	1,335,246
	1.373%, 03/03/22	EUR	3,146	3,474,289
British Telecommunications
	P.L.C.
	0.500%, 06/23/22	EUR	3,100	3,386,902
	0.875%, 09/26/23	EUR	1,500	1,651,221
CNH Industrial Capital LLC
	3.875%, 10/15/21		1,000	1,011,409
	4.375%, 04/05/22		250	256,068
Coca-Cola European Partners P.L.C.
	0.750%, 02/24/22	EUR	1,846	2,030,249
	2.625%, 11/06/23	EUR	1,200	1,404,472
Diageo Finance P.L.C.
	0.125%, 10/12/23	EUR	1,000	1,085,073
GlaxoSmithKline Capital P.L.C.
	0.000%, 09/23/23	EUR	1,111	1,212,205
HSBC Bank Canada
	2.449%, 01/29/21	CAD	2,000	1,454,679
HSBC Holdings P.L.C.
	3.400%, 03/08/21		2,000	2,036,699
(r) 3.339%, 05/25/21			1,900	1,906,397
	4.000%, 03/30/22		700	731,940
Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,000	1,011,147
	3.000%, 01/11/22		4,000	4,063,769
Mead Johnson Nutrition Co.
	3.000%, 11/15/20		919	927,016
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	4,100	4,516,437
Nationwide Building Society
	0.625%, 04/19/23	EUR	3,600	3,962,298
Natwest Markets P.L.C.
	1.125%, 06/14/23	EUR	1,500	1,617,967
NatWest Markets P.L.C.
	1.000%, 05/28/24	EUR	2,500	2,663,917
PPL WEM Ltd / Western
	Power Distribution P.L.C.
Ω	5.375%, 05/01/21		500	513,487
Praxair, Inc.
	1.200%, 02/12/24	EUR	3,000	3,410,700
Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	4,500	4,464,515
TechnipFMC P.L.C.
	3.450%, 10/01/22		1,000	986,071
Unilever NV
	0.500%, 02/03/22	EUR	1,125	1,243,963

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
Vodafone Group P.L.C.
	1.250%, 08/25/21	EUR	1,000	$1,107,463
	1.750%, 08/25/23	EUR	1,750	1,999,037

TOTAL UNITED KINGDOM				65,815,920

UNITED STATES — (53.7%)
Abbott Ireland Financing DAC
	0.875%, 09/27/23	EUR	4,500	5,019,692
AbbVie, Inc.
	2.900%, 11/06/22		2,500	2,600,760
Activision Blizzard, Inc.
	2.600%, 06/15/22		600	615,291
Aflac, Inc.
	3.625%, 06/15/23		500	536,288
Aircastle, Ltd.
	4.125%, 05/01/24		2,046	1,793,506
Albemarle Corp.
	1.875%, 12/08/21	EUR	3,785	4,102,936
Allergan Finance LLC
	3.250%, 10/01/22		1,000	1,025,821
Allergan Funding SCS
	3.450%, 03/15/22		3,000	3,074,720
	1.500%, 11/15/23	EUR	1,100	1,247,555
Ally Financial, Inc.
	5.125%, 09/30/24		2,000	2,069,400
Altria Group, Inc.
#	2.850%, 08/09/22		2,516	2,587,283
	1.000%, 02/15/23	EUR	2,000	2,201,746
Ameren Corp.
#	2.700%, 11/15/20		1,525	1,536,850
American Express Co.
	2.500%, 08/01/22		3,000	3,063,972
American Express Credit Corp.
	0.625%, 11/22/21	EUR	1,445	1,573,793
American International Group, Inc.
	1.500%, 06/08/23	EUR	1,400	1,559,387
AmerisourceBergen Corp.
	3.500%, 11/15/21		3,053	3,140,708
Amgen, Inc.
	1.250%, 02/25/22	EUR	4,160	4,604,477
Anixter, Inc.
	5.125%, 10/01/21		1,175	1,192,625
	5.500%, 03/01/23		220	222,200
Anthem, Inc.
	4.350%, 08/15/20		200	201,684
	3.125%, 05/15/22		3,000	3,110,273
Aon P.L.C.
	2.800%, 03/15/21		1,500	1,516,491
Apache Corp.
	3.250%, 04/15/22		549	494,173

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Ares Capital Corp.
	4.200%, 06/10/24		3,000	$2,863,934
Arrow Electronics, Inc.
	3.500%, 04/01/22		700	706,553
AT&T, Inc.
	4.600%, 02/15/21		600	608,757
	3.875%, 08/15/21		300	309,753
	1.450%, 06/01/22	EUR	400	444,374
	1.050%, 09/05/23	EUR	500	552,752
	1.950%, 09/15/23	EUR	1,500	1,699,679
	2.400%, 03/15/24	EUR	1,000	1,160,838
AutoZone, Inc.
	2.500%, 04/15/21		1,695	1,707,598
Avnet, Inc.
	4.875%, 12/01/22		3,000	3,163,566
Bank of America Corp.
	5.700%, 01/24/22		1,000	1,072,966
	3.228%, 06/22/22	CAD	2,000	1,481,921
	1.625%, 09/14/22	EUR	1,050	1,174,005
	0.750%, 07/26/23	EUR	1,500	1,645,155
Bank of New York Mellon
Corp. (The)
	1.600%, 04/24/25		800	811,771
Baxter International, Inc.
	1.700%, 08/15/21		2,500	2,516,675
	0.400%, 05/15/24	EUR	2,000	2,176,701
Becton Dickinson and Co.
	3.125%, 11/08/21		1,600	1,636,693
Bemis Co., Inc.
	4.500%, 10/15/21		500	514,033
Best Buy Co., Inc.
	5.500%, 03/15/21		2,000	2,028,194
Biogen, Inc.
	3.625%, 09/15/22		3,500	3,697,766
Boardwalk Pipelines L.P.
	4.950%, 12/15/24		3,937	3,563,902
Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	2,900	3,094,046
	2.150%, 11/25/22	EUR	2,910	3,193,144
Boston Scientific Corp.
	3.375%, 05/15/22		2,500	2,607,073
Bunge Ltd Finance Corp.
#	4.350%, 03/15/24		2,000	2,083,830
Campbell Soup Co.
	2.500%, 08/02/22		886	903,389
Capital One Financial Corp.
	4.750%, 07/15/21		1,900	1,962,965
	3.200%, 01/30/23		2,000	2,036,929
Carpenter Technology Corp.
	5.200%, 07/15/21		1,420	1,435,958
Caterpillar Financial Services Corp.
(r)	1.279%, 09/07/21		1,815	1,794,674

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
CF Industries, Inc.
	3.450%, 06/01/23		240	$243,000
Charles Schwab Corp. (The)
	4.450%, 07/22/20		200	201,447
Chevron Corp.
(r)	2.222%, 11/15/21		3,750	3,726,212
Choice Hotels International, Inc.
	5.750%, 07/01/22		1,430	1,423,436
Cigna Corp.
Ω	3.900%, 02/15/22		500	520,383
CIT Group, Inc.
	5.000%, 08/01/23		335	327,881
Citigroup, Inc.
	2.700%, 03/30/21		1,100	1,115,016
	1.375%, 10/27/21	EUR	400	443,116
	3.390%, 11/18/21	CAD	2,000	1,474,234
	4.500%, 01/14/22		2,000	2,099,832
Citizens Bank NA
	2.650%, 05/26/22		1,000	1,014,951
CMS Energy Corp.
	5.050%, 03/15/22		500	528,234
CNA Financial Corp.
	5.750%, 08/15/21		720	755,023
Coca-Cola Co. (The)
	0.500%, 03/08/24	EUR	1,650	1,838,576
Comcast Corp.
(r)	1.873%, 10/01/21		1,275	1,272,790
Consolidated Edison, Inc.
	2.000%, 05/15/21		1,860	1,871,362
Constellation Brands, Inc.
	2.700%, 05/09/22		2,475	2,516,035
	3.200%, 02/15/23		1,000	1,042,516
Cox Communications, Inc.
#Ω	3.250%, 12/15/22		2,192	2,281,764
CVS Health Corp.
	2.800%, 07/20/20		500	499,940
(r)	1.719%, 03/09/21		2,000	1,995,921
	2.125%, 06/01/21		500	504,155
	2.750%, 12/01/22		1,000	1,034,725
DCP Midstream Operating L.P.
#	4.950%, 04/01/22		1,200	1,092,000
Dell, Inc.
#	4.625%, 04/01/21		500	505,000
DH Europe Finance Sarl
	1.700%, 01/04/22	EUR	4,600	5,131,826
Discovery Communications LLC
	4.375%, 06/15/21		2,176	2,231,000
Dollar Tree, Inc.
	3.700%, 05/15/23		4,000	4,190,026
E*TRADE Financial Corp.
	2.950%, 08/24/22		3,500	3,573,157

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Eastman Chemical Co.
	4.500%, 01/15/21		34	$34,130
	1.500%, 05/26/23	EUR	1,000	1,111,699
	3.800%, 03/15/25		1,000	1,046,237
Eaton Corp.
	2.750%, 11/02/22		1,500	1,551,799
eBay, Inc.
#	2.875%, 08/01/21		1,500	1,522,608
	2.600%, 07/15/22		500	512,601
	2.750%, 01/30/23		416	428,306
Ecolab, Inc.
	4.350%, 12/08/21		1,224	1,295,174
Edgewell Personal Care Co.
	4.700%, 05/19/21		900	904,815
	4.700%, 05/24/22		850	862,444
Edison International
#	2.400%, 09/15/22		2,454	2,448,926
Electronic Arts, Inc.
	3.700%, 03/01/21		1,962	2,002,077
EMC Corp.
	2.650%, 06/01/20		296	294,520
	3.375%, 06/01/23		131	130,345
Emerson Electric Co.
	0.375%, 05/22/24	EUR	1,020	1,108,102
Energy Transfer Partners L.P.
	3.600%, 02/01/23		2,500	2,432,964
Enterprise Products Operating LLC
	2.850%, 04/15/21		1,500	1,501,226
Equifax, Inc.
	3.300%, 12/15/22		2,652	2,721,554
Evergy, Inc.
	4.850%, 06/01/21		915	938,950
Eversource Energy
	2.500%, 03/15/21		206	207,690
Exelon Corp.
	5.150%, 12/01/20		300	303,497
Exelon Generation Co. LLC
	4.000%, 10/01/20		1,000	1,003,766
	3.400%, 03/15/22		1,000	1,031,604
	4.250%, 06/15/22		500	523,062
FedEx Corp.
	0.700%, 05/13/22	EUR	2,250	2,438,569
	1.000%, 01/11/23	EUR	1,000	1,085,457
Fifth Third Bancorp
	3.500%, 03/15/22		1,825	1,885,899
Flex, Ltd.
	5.000%, 02/15/23		1,700	1,774,128
Fluor Corp.
	1.750%, 03/21/23	EUR	3,500	2,696,184
Ford Credit Canada Co.
	2.766%, 06/22/22	CAD	2,500	1,620,927
Ford Motor Credit Co. LLC
	3.200%, 01/15/21		800	772,000

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.336%, 03/18/21		1,500	$1,439,970
Fortune Brands Home & Security, Inc.
	3.000%, 06/15/20		500	499,920
Freeport-McMoRan, Inc.
	3.875%, 03/15/23		3,000	2,992,500
Gap, Inc. (The)
	5.950%, 04/12/21		559	574,373
GATX Corp.
	4.750%, 06/15/22		3,000	3,148,476
General Electric Co.
	0.375%, 05/17/22	EUR	3,000	3,234,619
	2.700%, 10/09/22		1,500	1,512,732
General Mills, Inc.
(r)	1.716%, 04/16/21		1,000	994,738
	3.150%, 12/15/21		985	1,012,519
General Motors Financial Co., Inc.
	3.200%, 07/06/21		2,800	2,737,112
	3.450%, 01/14/22		800	772,739
Gilead Sciences, Inc.
	4.400%, 12/01/21		2,005	2,099,716
Global Payments, Inc.
	3.800%, 04/01/21		234	237,259
Goldman Sachs Group Inc
	2.000%, 07/27/23	EUR	1,000	1,129,526
Goldman Sachs Group, Inc. (The)
	3.550%, 02/12/21	CAD	1,000	729,135
	5.250%, 07/27/21		750	783,269
	5.750%, 01/24/22		2,957	3,164,705
	3.250%, 02/01/23	EUR	291	338,509
Graphic Packaging International LLC
	4.875%, 11/15/22		700	707,000
	4.125%, 08/15/24		824	832,240
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		3,500	3,332,139
	0.900%, 11/19/24	EUR	1,500	1,502,847
Hasbro, Inc.
	3.150%, 05/15/21		1,384	1,398,460
Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		236	237,489
Honeywell International, Inc.
	1.300%, 02/22/23	EUR	1,465	1,641,766
Howmet Aerospace, Inc.
	5.870%, 02/23/22		1,200	1,223,835
HP, Inc.
	4.300%, 06/01/21		379	389,434
Huntington Bancshares, Inc.
	3.150%, 03/14/21		1,500	1,522,415

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.300%, 01/14/22		400	$405,515
IBM Credit LLC
(r)	1.395%, 01/20/21		875	873,833
Illinois Tool Works, Inc.
	1.250%, 05/22/23	EUR	1,000	1,126,014
International Business
	Machines Corp.
	0.500%, 09/07/21	EUR	750	823,301
	0.375%, 01/31/23	EUR	2,625	2,878,751
	1.250%, 05/26/23	EUR	1,500	1,689,915
John Deere Cash Management SA
	0.500%, 09/15/23	EUR	800	875,154
Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	3,401	3,710,612
JPMorgan Chase & Co.
	2.550%, 10/29/20		400	402,549
	2.750%, 08/24/22	EUR	2,868	3,297,848
	0.625%, 01/25/24	EUR	1,333	1,457,446
Kellogg Co.
	4.000%, 12/15/20		130	131,884
	0.800%, 11/17/22	EUR	2,840	3,132,672
Keurig Dr Pepper, Inc.
	2.700%, 11/15/22		1,000	1,019,886
KeyCorp
	5.100%, 03/24/21		751	776,400
Kroger Co. (The)
	3.300%, 01/15/21		1,167	1,181,034
	3.400%, 04/15/22		975	1,011,969
	2.800%, 08/01/22		1,500	1,552,941
L3Harris Technologies, Inc.
Ω	4.950%, 02/15/21		164	166,762
Laboratory Corp. of America Holdings
	3.200%, 02/01/22		900	931,316
Leidos Holdings, Inc.
	4.450%, 12/01/20		1,100	1,100,000
Lennar Corp.
	8.375%, 01/15/21		500	512,500
	4.125%, 01/15/22		1,400	1,405,544
Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,400	2,474,741
Ω	4.950%, 05/01/22		615	648,936
Lincoln National Corp.
	4.850%, 06/24/21		824	848,256
LyondellBasell Industries NV
	6.000%, 11/15/21		1,677	1,762,903
Manufacturers & Traders Trust Co.
	2.500%, 05/18/22		2,300	2,360,817
Marathon Petroleum Corp.
	3.400%, 12/15/20		2,100	2,107,704

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Marriott International, Inc.
	2.875%, 03/01/21		800	$784,355
Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		2,260	2,329,098
McDonald’s Corp.
	1.000%, 11/15/23	EUR	2,000	2,229,168
	0.625%, 01/29/24	EUR	1,500	1,646,375
McKesson Corp.
	3.650%, 11/30/20		1,165	1,179,935
Medtronic Global Holdings SCA
	0.000%, 03/07/21	EUR	2,500	2,730,813
	0.000%, 12/02/22	EUR	3,258	3,546,478
MGIC Investment Corp.
	5.750%, 08/15/23		1,483	1,453,340
MGM Resorts International
#	7.750%, 03/15/22		1,500	1,525,785
Molson Coors Brewing Co.
#	2.100%, 07/15/21		495	493,390
	1.250%, 07/15/24	EUR	2,000	2,133,391
Morgan Stanley
	2.500%, 04/21/21		750	758,922
	5.500%, 07/28/21		200	209,738
	3.125%, 08/05/21	CAD	1,600	1,170,904
	2.625%, 11/17/21		1,500	1,524,510
	1.875%, 03/30/23	EUR	500	565,667
Mosaic Co. (The)
	3.750%, 11/15/21		2,000	1,996,159
Mylan NV
	3.750%, 12/15/20		87	87,078
	2.250%, 11/22/24	EUR	1,642	1,832,431
Mylan, Inc.
Ω	3.125%, 01/15/23		1,000	1,010,381
National Oilwell Varco, Inc.
	2.600%, 12/01/22		428	402,286
NetApp, Inc.
	3.375%, 06/15/21		2,000	2,036,291
	3.250%, 12/15/22		935	959,921
Netflix, Inc.
	5.875%, 02/15/25		2,000	2,205,680
Newmont Corp.
	3.625%, 06/09/21		1,700	1,721,978
NextEra Energy Capital
	Holdings, Inc.
	4.500%, 06/01/21		1,000	1,026,874
Nissan Motor Acceptance
	Corp.
	1.900%, 09/14/21		270	255,075
Nordstrom, Inc.
#	4.000%, 10/15/21		1,000	984,826
NortonLifeLock, Inc.
#	3.950%, 06/15/22		1,200	1,222,920
NuStar Logistics L.P.
	6.750%, 02/01/21		813	784,545

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
NVIDIA Corp.
	2.200%, 09/16/21		1,493	$1,521,262
Omnicom Group, Inc. /
Omnicom Capital, Inc.
	3.625%, 05/01/22		5,175	5,425,308
ONEOK, Inc.
	4.250%, 02/01/22		1,066	1,070,615
Oracle Corp.
	2.250%, 01/10/21	EUR	600	666,014
	2.500%, 10/15/22		1,451	1,507,054
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		2,104	2,136,780
Ω	4.875%, 07/11/22		640	670,462
Ω	4.250%, 01/17/23		1,709	1,784,768
Perrigo Finance Un, Ltd. Co.
	3.500%, 03/15/21		1,180	1,208,641
Philip Morris International, Inc.
	1.875%, 03/03/21	EUR	2,000	2,208,481
	0.625%, 11/08/24	EUR	1,800	1,937,360
Plains All American Pipeline L.P. / PAA Finance Corp.
	2.850%, 01/31/23		1,500	1,416,838
PolyOne Corp.
	5.250%, 03/15/23		1,400	1,456,000
PPG Industries, Inc.
	0.875%, 03/13/22	EUR	1,500	1,648,729
Progress Energy, Inc.
	4.400%, 01/15/21		1,100	1,114,243
Radian Group, Inc.
	4.500%, 10/01/24		3,500	3,395,000
Rockwell Collins, Inc.
	2.800%, 03/15/22		2,000	2,050,487
Roper Technologies, Inc.
	3.000%, 12/15/20		1,200	1,209,362
Ryder System, Inc.
	3.450%, 11/15/21		900	902,593
	3.400%, 03/01/23		2,000	2,025,483
Sealed Air Corp.
#Ω	4.875%, 12/01/22		800	820,000
Sempra Energy
	2.875%, 10/01/22		600	615,327
Sherwin-Williams Co. (The)
	2.750%, 06/01/22		98	99,041
Southern Co. (The)
	2.750%, 06/15/20		250	250,186
Southern Power Co.
	2.500%, 12/15/21		898	912,107
	1.000%, 06/20/22	EUR	1,950	2,152,362
Spirit AeroSystems, Inc.
	3.950%, 06/15/23		3,500	3,023,125

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Stryker Corp.
	2.625%, 03/15/21		2,086	$2,111,185
	1.125%, 11/30/23	EUR	1,833	2,053,518
Sunoco Logistics Partners Operations L.P.
	4.650%, 02/15/22		2,750	2,747,261
	3.450%, 01/15/23		500	487,752
Sysco Corp.
	2.600%, 06/12/22		1,577	1,585,327
	1.250%, 06/23/23	EUR	375	401,778
Thermo Fisher Scientific, Inc.
	2.150%, 07/21/22	EUR	500	565,717
Time Warner Cable LLC
	4.125%, 02/15/21		100	100,541
Travelers Cos., Inc. (The)
	3.900%, 11/01/20		250	253,919
TRI Pointe Group, Inc.
	4.875%, 07/01/21		1,100	1,078,000
Truist Bank
	2.450%, 08/01/22		2,750	2,808,503
Truist Financial Corp.
	2.750%, 04/01/22		2,000	2,051,690
Tyson Foods, Inc.
	4.500%, 06/15/22		1,000	1,056,815
United Continental Holdings, Inc.
#	6.000%, 12/01/20		1,000	950,000
#	4.250%, 10/01/22		750	621,525
United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	3,632	3,954,533
UnitedHealth Group, Inc.
#	2.875%, 12/15/21		500	513,945
	2.375%, 10/15/22		1,000	1,032,046
Verizon Communications, Inc.
	3.450%, 03/15/21		215	220,353
ViacomCBS, Inc.
	3.375%, 03/01/22		1,000	1,022,570
VMware, Inc.
	2.950%, 08/21/22		1,000	1,014,570
Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		1,000	1,020,573
Waste Management, Inc.
	4.600%, 03/01/21		1,139	1,161,095
Wells Fargo & Co.
	2.500%, 03/04/21		2,000	2,021,573

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.094%, 04/25/22	CAD	3,000	$2,170,617
	1.500%, 09/12/22	EUR	750	833,970
Whirlpool Corp.
	4.850%, 06/15/21		436	448,150
Williams Cos., Inc. (The)
	7.875%, 09/01/21		1,200	1,275,600
#	4.000%, 11/15/21		1,848	1,873,537
WR Berkley Corp.
	4.625%, 03/15/22		975	1,014,463
WR Grace & Co-Conn
Ω	5.125%, 10/01/21		1,600	1,608,000
Wyndham Destinations, Inc.
#	4.250%, 03/01/22		2,400	2,268,000
Xilinx, Inc.
	3.000%, 03/15/21		989	1,001,967
Zimmer Biomet Holdings, Inc.
	3.150%, 04/01/22		1,345	1,379,765
	3.550%, 04/01/25		4,000	4,176,404
Zoetis, Inc.
	3.250%, 02/01/23		1,000	1,043,018

TOTAL UNITED STATES				402,206,910

TOTAL BONDS				722,770,113

U.S. TREASURY OBLIGATIONS — (2.2%)
U.S. Treasury Notes
(r)	0.264%, 04/30/21		2,500	2,502,501
(r)	0.345%, 07/31/21		8,147	8,163,076
(r)	0.279%, 01/31/22		6,000	6,007,880

TOTAL U.S. TREASURY OBLIGATIONS				16,673,457

TOTAL INVESTMENT SECURITIES (Cost $756,517,610)				739,443,570

			Shares
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund		785,329	9,087,039

TOTAL INVESTMENTS — (100.0%)
	(Cost $765,603,560)			$748,530,609

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

As of April 30, 2020, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	1,056,690	USD	1,312,064	Citibank, N.A.	05/04/20	$18,836
USD	44,661	GBP	35,432	Citibank, N.A.	05/04/20	34
GBP	2,046,006	USD	2,536,709	State Street Bank and Trust	05/04/20	40,235
EUR	439,555	USD	475,121	Bank of New York Mellon	07/17/20	7,292
EUR	668,108	USD	727,399	Citibank, N.A.	07/17/20	5,852

Total Appreciation						$72,249
USD	56,347	GBP	45,916	Citibank, N.A.	05/04/20	$(1,484)
USD	3,615,138	GBP	3,021,348	State Street Bank and Trust	05/04/20	(190,249)
USD	59,233,465	EUR	54,869,806	Citibank, N.A.	05/12/20	(902,722)
USD	73,175,140	EUR	67,011,650	State Street Bank and Trust	06/03/20	(300,200)
USD	2,553,277	GBP	2,058,824	State Street Bank and Trust	06/26/20	(40,390)
USD	77,905,450	EUR	71,565,150	Citibank, N.A.	07/17/20	(637,550)
USD	21,638,710	CAD	30,410,308	State Street Bank and Trust	07/24/20	(212,955)
USD	62,467,595	EUR	57,266,119	State Street Bank and Trust	07/27/20	(395,914)

Total (Depreciation)						$(2,681,464)

Total Appreciation (Depreciation)						$(2,609,215)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation

Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$20,260,034	—	$20,260,034
Belgium	—	6,532,825	—	6,532,825
Canada	—	43,186,245	—	43,186,245
Denmark	—	3,292,429	—	3,292,429
Finland	—	6,454,391	—	6,454,391
France	—	25,614,032	—	25,614,032
Germany	—	46,340,952	—	46,340,952
Italy	—	13,268,884	—	13,268,884
Japan	—	28,046,777	—	28,046,777
Jersey, Channel Islands	—	2,029,508	—	2,029,508
Luxembourg	—	3,095,063	—	3,095,063
Netherlands	—	20,279,709	—	20,279,709
New Zealand	—	3,247,084	—	3,247,084
Norway	—	2,138,785	—	2,138,785
Spain	—	11,887,412	—	11,887,412
Supranational Organization Obligations	—	2,009,140	—	2,009,140
Sweden	—	6,129,923	—	6,129,923
Switzerland	—	10,934,090	—	10,934,090
United Kingdom	—	65,815,920	—	65,815,920
United States	—	402,206,910	—	402,206,910
U.S. Treasury Obligations	—	16,673,457	—	16,673,457

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$9,087,039	—	$9,087,039
Forward Currency Contracts**	—	(2,609,215)	—	(2,609,215)
TOTAL	—	$745,921,394	—	$745,921,394

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.2%)
Federal Farm Credit Bank
	4.670%, 05/07/20		19	$19,022
	5.350%, 08/07/20		23	23,356
	5.250%, 03/02/21		21	21,890
	5.220%, 02/22/22		17	18,505
	5.210%, 12/19/22		73	82,211
	4.800%, 02/13/23		7	7,848
	5.250%, 03/06/23		21	23,865
	5.220%, 05/15/23		166	189,898
	2.630%, 08/03/26		67	73,977
	5.770%, 01/05/27		22	28,721
Federal Home Loan Bank
	5.750%, 06/10/22		65	72,456
	4.750%, 03/10/23		170	191,261
	2.875%, 06/14/24		55	60,140
	5.375%, 08/15/24		65	78,215
	4.375%, 03/13/26		70	83,705
#	3.250%, 11/16/28		1,000	1,183,540
Federal National Mortgage Association
	1.500%, 06/22/20		53	53,103
	7.125%, 01/15/30		75	115,492
	2.500%, 05/01/35		26,500	27,706,992
	3.000%, 05/01/35		14,300	15,079,356
	3.000%, 05/01/50		52,600	55,525,875
	3.500%, 05/01/50		5,200	5,495,750
	4.000%, 05/01/50		33,000	35,154,637
Government National Mortgage Association
	3.500%, 05/01/50		5,700	6,047,344

TOTAL AGENCY OBLIGATIONS				147,337,159

BONDS — (89.6%)
AUSTRALIA — (1.6%)
Australia & New Zealand Banking Group, Ltd.
	0.750%, 09/29/26	EUR	3,000	3,313,606
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		13	13,445
BHP Billiton Finance, Ltd.
	3.250%, 09/24/27	EUR	1,800	2,280,658
Commonwealth Bank of Australia
Ω	2.850%, 05/18/26		266	280,333
Ω	3.150%, 09/19/27		10	10,696

			Face
			Amount^	Value†
			(000)
AUSTRALIA — (Continued)
FMG Resources August 2006 Pty, Ltd.
#Ω	5.125%, 05/15/24		2,690	$2,729,543
Ω	4.500%, 09/15/27		3,000	2,931,000
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		289	309,787
National Australia Bank, Ltd.
Ω	3.500%, 01/10/27		351	379,427
Rio Tinto Finance P.L.C.
	4.000%, 12/11/29	GBP	3,500	5,312,632
Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	3,000	3,468,923
Treasury Corp. of Victoria
	2.250%, 11/20/34	AUD	5,000	3,385,110
Westpac Banking Corp.
	2.850%, 05/13/26		104	108,970
	2.700%, 08/19/26		23	24,146
	3.350%, 03/08/27		2,319	2,539,307
	1.125%, 09/05/27	EUR	2,000	2,254,939

TOTAL AUSTRALIA				29,342,522

BELGIUM — (1.4%)
Anheuser-Busch InBev SA
	2.700%, 03/31/26	EUR	1,000	1,227,351
	2.000%, 03/17/28	EUR	1,000	1,186,027
	2.250%, 05/24/29	GBP	600	761,897
	1.650%, 03/28/31	EUR	1,500	1,684,178
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		2,500	2,765,399
	4.900%, 01/23/31		2,925	3,427,548
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	11,400	13,406,350

TOTAL BELGIUM				24,458,750

CANADA — (6.5%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	760,049
Ω	3.550%, 07/26/27		1,620	1,640,638
Bank of Montreal
	2.700%, 12/09/26	CAD	5,000	3,854,197
Bank of Nova Scotia (The)
	2.620%, 12/02/26	CAD	6,000	4,587,449
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	5,300	4,152,768

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
Canadian Natural Resources, Ltd.
	3.420%, 12/01/26	CAD	1,000	$654,197
	3.850%, 06/01/27		3,000	2,785,736
Canadian Pacific Railway Co.
	2.900%, 02/01/25		535	565,951
	3.700%, 02/01/26		45	48,832
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	14,250	16,561,397
Enbridge, Inc.
	4.000%, 10/01/23		34	35,023
#	3.500%, 06/10/24		15	15,379
Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28		1,000	1,010,143
Husky Energy, Inc.
	3.600%, 03/10/27	CAD	4,000	2,527,332
	4.400%, 04/15/29		600	486,058
ITC Holdings Corp.
	3.650%, 06/15/24		113	119,938
Nutrien, Ltd.
	3.625%, 03/15/24		540	566,689
	3.000%, 04/01/25		40	40,725
Province of Alberta Canada
	3.600%, 04/11/28	AUD	2,500	1,854,374
	3.900%, 12/01/33	CAD	3,800	3,317,530
Province of British Columbia Canada
	6.500%, 01/15/26		93	120,676
Province of Ontario Canada
#	2.000%, 10/02/29		7,000	7,411,192
	5.850%, 03/08/33	CAD	9,500	10,119,501
Province of Quebec
	3.700%, 05/20/26	AUD	3,500	2,594,393
Province of Quebec Canada
	2.750%, 04/12/27		3,000	3,307,315
	0.875%, 07/05/28	EUR	5,800	6,700,953
	0.000%, 10/15/29	EUR	15,330	16,393,333
Rogers Communications, Inc.
	3.000%, 03/15/23		21	22,053
	4.000%, 03/13/24	CAD	2,000	1,546,420
Royal Bank of Canada
	4.930%, 07/16/25	CAD	4,000	3,374,000
Spectra Energy Partners L.P.
	4.750%, 03/15/24		22	23,512
Suncor Energy, Inc.
	3.600%, 12/01/24		87	89,662
Thomson Reuters Corp.
	4.300%, 11/23/23		60	64,509
	3.850%, 09/29/24		79	83,529
	3.350%, 05/15/26		2,000	2,090,841
Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	58	42,233

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
Total Capital Canada, Ltd.
	2.125%, 09/18/29	EUR	10,400	$12,738,198
TransAlta Corp.
#	4.500%, 11/15/22		1,000	972,500
TransCanada PipeLines, Ltd.
	3.800%, 10/01/20		15	15,081
	4.875%, 01/15/26		3,000	3,330,800
Videotron, Ltd.
Ω	5.000%, 07/15/22		921	946,327

TOTAL CANADA				117,571,433

DENMARK — (0.5%)
AP Moller - Maersk A.S.
	1.750%, 03/16/26	EUR	4,500	4,769,297
Kommunekredit
	2.900%, 11/27/26	AUD	7,300	5,189,052

TOTAL DENMARK				9,958,349

FINLAND — (0.3%)
Nokia Oyj
#	4.375%, 06/12/27		5,250	5,328,750

FRANCE — (6.3%)
BNP Paribas SA
	3.250%, 03/03/23		22	23,206
	1.500%, 11/17/25	EUR	1,200	1,355,456
BPCE S.A.
Ω	3.500%, 10/23/27		5,000	5,238,786
BPCE SA
	4.000%, 04/15/24		500	536,427
Credit Agricole SA
	1.375%, 05/03/27	EUR	2,000	2,329,969
Electricite de France SA
Ω	3.625%, 10/13/25		40	43,635
	6.250%, 05/30/28	GBP	1,000	1,666,570
	5.875%, 07/18/31	GBP	3,200	5,573,639
	6.125%, 06/02/34	GBP	1,500	2,755,849
Orange SA
	8.125%, 11/20/28	GBP	1,964	3,731,473
	2.000%, 01/15/29	EUR	1,200	1,480,986
Pernod Ricard SA
	1.500%, 05/18/26	EUR	800	917,230
#Ω	3.250%, 06/08/26		173	181,386
Sanofi
	1.125%, 04/05/28	EUR	1,700	2,004,465
	0.875%, 03/21/29	EUR	1,500	1,746,048
	1.375%, 03/21/30	EUR	9,200	11,220,033
SNCF Mobilites
	1.500%, 02/02/29	EUR	3,600	4,349,995
SNCF Reseau
	0.875%, 01/22/29	EUR	5,300	6,166,031
	1.125%, 05/25/30	EUR	1,100	1,309,536
	1.875%, 03/30/34	EUR	3,000	3,898,592

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
FRANCE — (Continued)
SNCF Reseau EPIC
	5.250%, 12/07/28	GBP	10,498	$17,824,146
Societe Generale SA
	1.125%, 01/23/25	EUR	1,200	1,314,651
	2.125%, 09/27/28	EUR	2,000	2,312,843
Total Capital Internatioal SA
	1.491%, 09/04/30	EUR	800	933,416
Total Capital International SA
	3.750%, 04/10/24		112	120,342
	0.696%, 05/31/28	EUR	7,300	8,020,597
	1.375%, 10/04/29	EUR	3,200	3,688,781
	1.405%, 09/03/31	GBP	4,000	4,703,627
TOTAL CAPITAL INTL SA
	0.750%, 07/12/28	EUR	8,600	9,469,750
Total Capital S.A.
	3.883%, 10/11/28		7,200	8,022,191

TOTAL FRANCE				112,939,656

GERMANY — (4.2%)
Bayer Capital Corp BV
	1.500%, 06/26/26	EUR	5,700	6,486,452
Bayer Capital Corp. B.V. Co.
	2.125%, 12/15/29	EUR	900	1,070,139
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	30,096
BMW Finance NV
	1.125%, 01/10/28	EUR	750	834,895
	1.500%, 02/06/29	EUR	2,600	2,969,104
BMW US Capital LLC
Ω	2.800%, 04/11/26		194	195,892
Ω	3.300%, 04/06/27		58	59,076
	1.000%, 04/20/27	EUR	1,800	1,981,311
Daimler AG
	1.000%, 11/15/27	EUR	4,300	4,593,746
	2.000%, 02/27/31	EUR	1,000	1,135,261
	1.125%, 08/08/34	EUR	1,900	1,922,345
Daimler Finance North America LLC
	8.500%, 01/18/31		1,304	1,731,677
Deutsche Bahn Finance GMBH
	1.125%, 12/18/28	EUR	3,000	3,526,908
Deutsche Bank AG
	2.950%, 08/20/20		2	2,002
	3.125%, 01/13/21		23	22,982
	3.700%, 05/30/24		113	109,316
Deutsche Telekom AG
	1.375%, 07/05/34	EUR	3,000	3,399,391
Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	500	579,567
	2.250%, 04/13/29	GBP	1,600	2,090,121

			Face
			Amount^	Value†
			(000)
GERMANY — (Continued)
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	$3,966,784
E.ON SE
	1.625%, 05/22/29	EUR	1,200	1,427,298
EMD Finance LLC
Ω	2.950%, 03/19/22		60	60,907
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	1,653,000	17,459,006
	3.200%, 03/15/28	AUD	15,000	11,079,327
T-Mobile USA, Inc.
	4.000%, 04/15/22		800	818,000
Volkswagen International Finance NV
	1.875%, 03/30/27	EUR	5,400	6,074,285
ZF North America Capital, Inc.
Ω	4.500%, 04/29/22		1,675	1,670,645

TOTAL GERMANY				75,296,533

ITALY — (1.2%)
Enel Finance International NV
	1.375%, 06/01/26	EUR	1,500	1,714,165
	1.125%, 09/16/26	EUR	2,000	2,244,175
Ω	4.875%, 06/14/29		6,000	6,922,004
Eni SpA
	1.500%, 01/17/27	EUR	1,000	1,124,560
	1.125%, 09/19/28	EUR	1,700	1,843,767
Intesa Sanpaolo SpA
	1.750%, 07/04/29	EUR	3,800	4,004,280
Ω	4.000%, 09/23/29		2,000	1,962,705
Italy Buoni Poliennali Del Tesoro
	1.250%, 12/01/26	EUR	2,100	2,278,106

TOTAL ITALY				22,093,762

JAPAN — (2.4%)
American Honda Finance Corp.
	2.300%, 09/09/26		130	127,447
	Beam Suntory, Inc.
	3.250%, 06/15/23		21	20,979
Honda Canada Finance, Inc.
	3.444%, 05/23/25	CAD	5,000	3,766,443
Japan Government Twenty Year Bond
	1.800%, 09/20/31	JPY	880,000	9,840,846
	1.500%, 03/20/34	JPY	250,000	2,763,547

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		35	$37,853
	3.195%, 07/18/29		1,551	1,647,017
MUFG Americas Holdings Corp.
	3.500%, 06/18/22		64	65,960
Nomura Holdings, Inc.
	3.103%, 01/16/30		7,300	7,306,903
Shire Acquisitions Investments Ireland DAC
	3.200%, 09/23/26		800	866,686
StanCorp Financial Group, Inc.
	5.000%, 08/15/22		37	39,242
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		58	63,433
	3.040%, 07/16/29		9,750	10,202,733
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	58	41,934
Toyota Motor Corp.
	3.669%, 07/20/28		2,615	2,907,252
Toyota Motor Credit Corp.
	2.625%, 01/10/23		75	77,481
	3.050%, 01/11/28		500	526,412
	3.650%, 01/08/29		2,000	2,194,788

TOTAL JAPAN				42,496,956

NETHERLANDS — (4.1%)
Ahold Finance USA LLC
	6.875%, 05/01/29		8	10,465
Allianz Finance II BV
	1.500%, 01/15/30	EUR	4,900	5,938,675
	0.500%, 01/14/31	EUR	2,300	2,532,769
BNG Bank NV
	3.500%, 07/19/27	AUD	5,000	3,714,167
	3.300%, 04/26/29	AUD	5,000	3,718,108
Cooperatieve Rabobank UA
	3.875%, 02/08/22		83	86,454
Heineken NV
Ω	2.750%, 04/01/23		26	27,033
	1.375%, 01/29/27	EUR	1,200	1,379,269
ING Groep NV
	3.950%, 03/29/27		1,100	1,194,965
	1.375%, 01/11/28	EUR	3,100	3,484,780
Koninklijke Ahold Delhaize
	NV
	1.125%, 03/19/26	EUR	520	585,675
Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	2,311,728
Koninklijke Philips NV
	1.375%, 05/02/28	EUR	2,000	2,352,456

		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV Waterschapsbank NV
3.150%, 09/02/26	AUD	1,300	$940,889
3.300%, 05/02/29	AUD	4,500	3,335,139
SHELL INTERNATIONAL FIN
1.250%, 05/12/28	EUR	5,600	6,355,374
Shell International Finance B.V.
0.125%, 11/08/27	EUR	5,000	5,221,847
3.875%, 11/13/28		3,200	3,585,909
2.375%, 11/07/29		13,250	13,261,892
Shell International Finance BV
2.250%, 11/10/20		54	54,138
2.500%, 09/12/26		4,000	4,125,282
1.625%, 01/20/27	EUR	6,208	7,213,529
0.750%, 08/15/28	EUR	2,000	2,184,686

TOTAL NETHERLANDS			73,615,229

NORWAY — (2.9%)
Equinor ASA
# 2.650%, 01/15/24		81	83,995
# 3.625%, 09/10/28		3,000	3,271,274
6.125%, 11/27/28	GBP	1,250	2,123,054
6.875%, 03/11/31	GBP	18,350	34,691,536
Kommunalbanken A.S.
3.000%, 12/09/26	AUD	7,500	5,436,190
3.400%, 07/24/28	AUD	8,500	6,344,594

TOTAL NORWAY			51,950,643

SPAIN — (0.6%)
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	211,507
4.400%, 07/13/27		2,000	2,035,031
Santander UK P.L.C.
4.000%, 03/13/24		103	110,856
3.875%, 10/15/29	GBP	1,478	2,125,794
Telefonica Emisiones SA
5.462%, 02/16/21		10	10,299
Telefonica Emisiones SAU
1.715%, 01/12/28	EUR	4,300	4,969,526
Telefonica Europe BV
8.250%, 09/15/30		500	717,969

TOTAL SPAIN			10,180,982

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.4%)
African Development Bank
3.300%, 07/27/27	AUD	3,000	2,191,254
Asian Development Bank
2.350%, 06/21/27	JPY	2,720,000	29,923,884

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	EUROFIMA
	3.350%, 05/21/29	AUD	8,000	$5,907,188
	European Investment Bank
	1.900%, 01/26/26	JPY	568,700	5,926,875
	2.150%, 01/18/27	JPY 1,489,600		15,989,304
	5.625%, 06/07/32	GBP	6,950	13,588,882
	Inter-American Development Bank
	2.500%, 04/14/27	AUD	5,000	3,516,575
	International Bank for Reconstruction & Development
	1.750%, 10/23/29		1,400	1,507,078

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				78,551,040

	SWEDEN — (0.3%)
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	110	120,419
	Telefonaktiebolaget LM Ericsson
#	4.125%, 05/15/22		4,323	4,479,709

	TOTAL SWEDEN			4,600,128

	SWITZERLAND — (0.7%)
	ABB Finance USA, Inc.
	2.875%, 05/08/22		45	46,286
	Credit Suisse AG
	1.500%, 04/10/26	EUR	700	808,357
Nestle Finance International, Ltd.
	1.250%, 11/02/29	EUR	1,380	1,665,934
	Novartis Finance SA
	0.625%, 09/20/28	EUR	2,300	2,626,324
	1.375%, 08/14/30	EUR	4,000	4,827,007
	UBS Group AG
	1.250%, 09/01/26	EUR	1,800	2,007,845

	TOTAL SWITZERLAND			11,981,753

UNITED KINGDOM — (5.9%)
	AstraZeneca P.L.C.
	2.375%, 11/16/20		34	34,196
	3.375%, 11/16/25		802	887,711
	1.250%, 05/12/28	EUR	1,200	1,385,841
	4.000%, 01/17/29		1,000	1,174,881
	5.750%, 11/13/31	GBP	450	801,379
BAE Systems Holdings, Inc.
Ω	2.850%, 12/15/20		14	14,060

			Face
			Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
Barclays P.L.C.
	4.375%, 01/12/26		2,000	$2,150,027
	3.250%, 02/12/27	GBP	1,657	2,145,156
	3.250%, 01/17/33	GBP	3,500	4,440,077
	BAT International Finance P.L.C.
	4.000%, 09/04/26	GBP	1,220	1,652,381
	1.250%, 03/13/27	EUR	1,000	1,047,534
	3.125%, 03/06/29	EUR	3,200	3,723,294
	BP Capital Markets America, Inc.
	3.245%, 05/06/22		33	34,004
	3.119%, 05/04/26		35	36,506
	3.017%, 01/16/27		127	129,505
	BP Capital Markets P.L.C.
	3.535%, 11/04/24		26	27,465
	1.077%, 06/26/25	EUR	1,200	1,305,178
	1.594%, 07/03/28	EUR	1,233	1,346,386
	1.231%, 05/08/31	EUR	2,500	2,578,600
	British Telecommunications P.L.C.
	1.000%, 11/21/24	EUR	1,200	1,318,662
	1.500%, 06/23/27	EUR	2,500	2,787,814
	5.125%, 12/04/28		1,000	1,141,241
Ω	3.250%, 11/08/29		4,000	4,023,931
	3.125%, 11/21/31	GBP	1,200	1,633,536
	Centrica P.L.C.
	4.375%, 03/13/29	GBP	1,000	1,461,138
	CNH Industrial Capital LLC
	4.375%, 04/05/22		406	415,854
	CNH Industrial Finance
	Europe SA
	1.750%, 03/25/27	EUR	2,000	1,984,128
	1.625%, 07/03/29	EUR	2,550	2,416,572
	Coca-Cola European
	Partners P.L.C.
	1.750%, 05/26/28	EUR	1,400	1,617,324
	Diageo Finance P.L.C.
	1.500%, 10/22/27	EUR	1,000	1,151,404
	Diageo Investment Corp.
	2.875%, 05/11/22		2	2,078
	Fiat Chrysler Automobiles NV
	5.250%, 04/15/23		500	498,425
	GlaxoSmithKline Capital P.L.C.
	1.000%, 09/12/26	EUR	1,500	1,714,691
	5.250%, 12/19/33	GBP	1,388	2,550,400
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		59	61,692
	2.625%, 08/16/28	GBP	5,164	6,795,985
	HSBC USA, Inc.
	3.500%, 06/23/24		147	155,747

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	Janus Capital Group, Inc.
	4.875%, 08/01/25		106	$112,110
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27		3,500	3,716,089
	1.500%, 09/12/27	EUR	2,100	2,306,430
	Lloyds Banking Group plc
	4.450%, 05/08/25		300	326,288
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		69	78,770
	Nationwide Building Society
	3.250%, 01/20/28	GBP	1,500	2,062,947
Network Rail Infrastructure Finance P.L.C.
	4.375%, 12/09/30	GBP	4,250	7,378,477
	Praxair, Inc.
	2.200%, 08/15/22		9	9,203
	Reynolds American, Inc.
	6.875%, 05/01/20		47	47,000
Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25		4,520	4,427,935
	3.375%, 06/18/26	GBP	800	965,944
Royal Bank of Scotland Group P.L.C.
	4.800%, 04/05/26		3,000	3,323,348
	TechnipFMC P.L.C.
	3.450%, 10/01/22		49	48,317
	Transport for London
	4.000%, 09/12/33	GBP	7,900	12,977,092
	Unilever NV
	1.000%, 02/14/27	EUR	1,500	1,736,943
	1.375%, 07/31/29	EUR	700	842,972
	Vodafone Group P.L.C.
	1.125%, 11/20/25	EUR	500	564,750
	1.500%, 07/24/27	EUR	1,750	2,019,753
	4.200%, 12/13/27	AUD	1,800	1,255,374
	7.875%, 02/15/30		77	108,593
	1.625%, 11/24/30	EUR	2,500	2,892,259
	5.900%, 11/26/32	GBP	1,250	2,192,646

	TOTAL UNITED KINGDOM			106,038,043

	UNITED STATES — (46.3%)
	3M Co.
	1.500%, 11/09/26	EUR	1,100	1,279,618
	2.875%, 10/15/27		368	400,215
	Abbott Ireland Financing DAC
	1.500%, 09/27/26	EUR	5,000	5,816,671
	Abbott Laboratories
	2.950%, 03/15/25		146	158,290
	AbbVie, Inc.
	2.900%, 11/06/22		33	34,330
	3.600%, 05/14/25		1,000	1,085,489
	4.250%, 11/14/28		2,400	2,761,086

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Activision Blizzard, Inc.
	3.400%, 06/15/27		1,052	$1,107,088
	Adobe, Inc.
	3.250%, 02/01/25		22	24,165
	Advance Auto Parts, Inc.
	4.500%, 12/01/23		14	14,817
Ω	3.900%, 04/15/30		6,100	6,100,794
	AECOM
	5.875%, 10/15/24		500	529,000
	5.125%, 03/15/27		5,660	5,759,050
	Aetna, Inc.
	2.750%, 11/15/22		97	99,928
	3.500%, 11/15/24		63	67,302
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		1,730	1,831,845
	Aflac, Inc.
	3.250%, 03/17/25		129	140,179
	Alabama Power Co.
	2.800%, 04/01/25		30	31,423
	Albemarle Corp.
	4.150%, 12/01/24		86	89,525
	Allergan Finance LLC
	3.250%, 10/01/22		88	90,272
	Allergan Funding SCS
	3.450%, 03/15/22		150	153,736
	3.800%, 03/15/25		529	564,405
	2.625%, 11/15/28	EUR	3,200	3,932,960
	2.625%, 11/15/28	EUR	216	265,475
	2.125%, 06/01/29	EUR	1,500	1,776,648
	Ally Financial, Inc.
	4.125%, 02/13/22		1,250	1,266,550
	5.125%, 09/30/24		2,000	2,069,400
	Alphabet, Inc.
	1.998%, 08/15/26		86	91,362
	Altria Group, Inc.
	4.750%, 05/05/21		2	2,064
	2.200%, 06/15/27	EUR	4,700	5,357,842
	4.800%, 02/14/29		3,250	3,628,741
	Ameren Corp.
	2.700%, 11/15/20		12	12,093
	American Express Credit Corp.
	2.250%, 05/05/21		2	2,021
	3.300%, 05/03/27		131	144,288
	American International
	Group, Inc.
	4.875%, 06/01/22		17	18,134
	4.125%, 02/15/24		118	127,644
	3.750%, 07/10/25		2,903	3,097,316
	3.900%, 04/01/26		46	49,763
	1.875%, 06/21/27	EUR	4,075	4,541,270
	American Water Capital Corp.
	3.850%, 03/01/24		25	27,510

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	$46,934
# 2.875%, 09/15/26		65	68,027
AmerisourceBergen Corp.
3.400%, 05/15/24		433	458,048
Amgen, Inc.
3.625%, 05/22/24		75	81,722
3.125%, 05/01/25		37	40,171
2.600%, 08/19/26		28	29,892
4.000%, 09/13/29	GBP	1,836	2,707,138
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	4,746,414
Analog Devices, Inc.
3.900%, 12/15/25		35	38,126
3.500%, 12/05/26		23	24,903
Anixter, Inc.
5.500%, 03/01/23		1,090	1,100,900
Anthem, Inc.
4.350%, 08/15/20		13	13,109
3.125%, 05/15/22		25	25,919
3.500%, 08/15/24		58	62,346
3.650%, 12/01/27		4,424	4,825,439
Aon Corp.
5.000%, 09/30/20		9	9,123
4.500%, 12/15/28		960	1,104,502
3.750%, 05/02/29		5,000	5,469,796
Aon P.L.C.
4.000%, 11/27/23		47	49,914
3.500%, 06/14/24		107	111,697
2.875%, 05/14/26	EUR	1,400	1,666,998
Apache Corp.
3.250%, 04/15/22		20	18,003
# 4.375%, 10/15/28		2,400	1,907,790
Apple, Inc.
2.500%, 02/09/25		53	56,658
2.450%, 08/04/26		200	214,710
3.350%, 02/09/27		3,393	3,798,997
3.000%, 06/20/27		64	70,725
3.000%, 11/13/27		81	89,567
1.375%, 05/24/29	EUR	4,800	5,814,964
3.050%, 07/31/29	GBP	16,156	23,988,007
0.500%, 11/15/31	EUR	2,000	2,236,690
Applied Materials, Inc.
3.300%, 04/01/27		59	65,057
Archer-Daniels-Midland Co.
2.500%, 08/11/26		58	61,555
Arconic, Inc.
5.900%, 02/01/27		2,700	2,579,310
6.750%, 01/15/28		700	675,780
Arizona Public Service Co.
3.150%, 05/15/25		71	75,842
Arrow Electronics, Inc.
3.875%, 01/12/28		1,903	1,901,983

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ashland LLC
# 4.750%, 08/15/22		101	$105,441
Assurant, Inc.
4.000%, 03/15/23		75	76,714
AT&T, Inc.
3.000%, 02/15/22		74	76,119
3.550%, 06/01/24		52	54,982
3.950%, 01/15/25		115	124,075
3.400%, 05/15/25		253	268,154
3.600%, 07/15/25		998	1,065,976
1.800%, 09/05/26	EUR	800	921,338
3.800%, 02/15/27		653	704,419
4.375%, 09/14/29	GBP	500	728,521
2.600%, 12/17/29	EUR	1,463	1,799,461
3.550%, 12/17/32	EUR	1,500	1,989,233
Autodesk, Inc.
4.375%, 06/15/25		35	38,009
3.500%, 06/15/27		3,236	3,580,736
Automatic Data Processing, Inc.
3.375%, 09/15/25		144	159,761
AutoZone, Inc.
2.875%, 01/15/23		140	144,156
3.125%, 07/15/23		15	15,738
3.250%, 04/15/25		72	76,055
3.125%, 04/21/26		1,187	1,234,791
Avnet, Inc.
4.625%, 04/15/26		65	69,649
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		2,000	1,901,918
Ball Corp.
5.000%, 03/15/22		1,035	1,084,163
# 5.250%, 07/01/25		500	551,250
4.875%, 03/15/26		4,000	4,300,000
Baltimore Gas & Electric Co.
2.400%, 08/15/26		8	8,322
Bank of America Corp.
3.300%, 01/11/23		52	54,512
4.000%, 04/01/24		72	78,143
7.000%, 07/31/28	GBP	1,500	2,547,578
(r) 3.419%, 12/20/28		184	197,116
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24		123	134,235
3.000%, 02/24/25		330	355,410
2.800%, 05/04/26		64	67,861
Baxter International, Inc.
2.600%, 08/15/26		49	52,096
1.300%, 05/15/29	EUR	1,300	1,447,814
Bed Bath & Beyond, Inc.
# 3.749%, 08/01/24		1,907	1,182,340

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Bemis Co., Inc.
	4.500%, 10/15/21		7	$7,196
Berkshire Hathaway, Inc.
	3.400%, 01/31/22		37	38,822
	3.125%, 03/15/26		5,887	6,490,359
	2.150%, 03/15/28	EUR	700	858,149
	0.440%, 09/13/29	JPY	1,920,000	17,287,512
Best Buy Co., Inc.
	4.450%, 10/01/28		5,000	5,270,982
Biogen, Inc.
	2.900%, 09/15/20		172	172,525
	4.050%, 09/15/25		1,000	1,110,516
Black Hills Corp.
	4.350%, 05/01/33		655	733,570
BlackRock, Inc.
	3.200%, 03/15/27		7,756	8,685,195
	3.250%, 04/30/29		8,100	9,071,633
Boeing Co. (The)
	8.750%, 08/15/21		11	11,410
	2.500%, 03/01/25		75	67,196
	2.600%, 10/30/25		42	36,807
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	1,000	1,109,052
	3.600%, 06/01/26		108	112,788
	1.800%, 03/03/27	EUR	800	844,774
	3.550%, 03/15/28		2,300	2,321,279
Bristol-Myers Squibb Co.
	2.000%, 08/01/22		79	80,635
Ω	4.000%, 08/15/23		96	106,029
Ω	3.625%, 05/15/24		52	57,184
Ω	3.450%, 11/15/27		600	679,340
Brown & Brown, Inc.
	4.200%, 09/15/24		54	56,849
	4.500%, 03/15/29		1,500	1,606,027
Brown-Forman Corp.
	1.200%, 07/07/26	EUR	3,000	3,253,878
	2.600%, 07/07/28	GBP	1,100	1,464,185
Buckeye Partners L.P.
	4.150%, 07/01/23		22	20,570
	3.950%, 12/01/26		87	78,735
Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27		2,900	2,869,792
Burlington Northern Santa Fe LLC
	3.000%, 04/01/25		50	54,167
#	7.000%, 12/15/25		10	13,186
CA, Inc.
	4.700%, 03/15/27		205	212,962
Campbell Soup Co.
	2.500%, 08/02/22		23	23,451
	3.300%, 03/19/25		47	50,084
	4.150%, 03/15/28		2,883	3,261,972
	2.375%, 04/24/30		1,460	1,474,593

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Capital One Financial Corp.
	4.750%, 07/15/21		23	$23,762
	3.750%, 04/24/24		54	55,965
	3.750%, 03/09/27		1,800	1,832,254
	3.800%, 01/31/28		4,400	4,475,023
	1.650%, 06/12/29	EUR	2,800	2,723,186
	Cardinal Health, Inc.
	4.625%, 12/15/20		7	7,113
	3.200%, 06/15/22		45	46,163
	# 3.410%, 06/15/27		4,067	4,346,158
	Caterpillar, Inc.
	2.600%, 06/26/22		30	30,926
	CBS Corp.
	5.500%, 05/15/33		400	451,914
CenterPoint Energy Resources Corp.
	4.500%, 01/15/21		18	18,244
	CF Industries, Inc.
	3.450%, 06/01/23		1,048	1,061,100
	Charles Schwab Corp
	4.000%, 02/01/29		1,530	1,729,616
	Charles Schwab Corp. (The)
	3.000%, 03/10/25		99	105,089
	3.200%, 03/02/27		1,000	1,067,731
	Chemours Co. (The)
	5.375%, 05/15/27		1,600	1,344,000
	Chevron Corp.
#	2.954%, 05/16/26		133	143,724
	Choice Hotels International, Inc.
	5.750%, 07/01/22		988	983,465
	Chubb INA Holdings, Inc.
	2.700%, 03/13/23		35	36,669
	3.350%, 05/15/24		60	65,062
	1.550%, 03/15/28	EUR	4,900	5,487,312
	Cigna Corp.
Ω	3.900%, 02/15/22		56	58,283
Ω	3.500%, 06/15/24		97	103,590
Ω	3.400%, 03/01/27		174	185,886
	4.375%, 10/15/28		2,000	2,285,872
	CIT Group, Inc.
	5.000%, 08/01/23		1,300	1,272,375
	5.250%, 03/07/25		2,965	2,928,827
	Citigroup Inc
	1.500%, 10/26/28	EUR	1,900	2,150,999
	Citigroup, Inc.
	4.500%, 01/14/22		17	17,849
	3.875%, 10/25/23		33	35,264
	3.750%, 06/16/24		30	32,050
	3.300%, 04/27/25		90	95,256
	5.150%, 05/21/26	GBP	1,323	1,942,744
	CME Group, Inc.
	3.000%, 03/15/25		33	35,846

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
CMS Energy Corp.
	3.875%, 03/01/24		20	$21,391
	3.600%, 11/15/25		37	40,077
	3.000%, 05/15/26		58	61,121
CNA Financial Corp.
	5.750%, 08/15/21		49	51,384
	4.500%, 03/01/26		75	79,754
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,370,310
	5.250%, 05/30/29		2,000	2,097,842
Coca Cola Co. (The)
	1.875%, 09/22/26	EUR	1,400	1,701,987
Coca-Cola Co. (The)
	2.250%, 09/01/26		147	156,002
	2.900%, 05/25/27		275	302,984
Colgate-Palmolive Co.
	1.375%, 03/06/34	EUR	2,000	2,374,987
Comcast Corp.
	3.375%, 08/15/25		49	53,650
	3.150%, 03/01/26		102	111,039
	4.250%, 01/15/33		1,500	1,814,961
Comerica, Inc.
	4.000%, 02/01/29		3,300	3,490,226
ConocoPhillips Co.
	4.950%, 03/15/26		173	199,375
ConocoPhillips Holding Co.
	6.950%, 04/15/29		800	1,069,475
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	15,814
Constellation Brands, Inc.
#	3.500%, 05/09/27		3,000	3,167,117
Corning, Inc.
	3.700%, 11/15/23		32	33,362
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	85,041
Ω	3.500%, 08/15/27		800	845,332
CSX Corp.
	4.250%, 06/01/21		9	9,232
CVS Health Corp.
	2.800%, 07/20/20		22	21,997
	2.125%, 06/01/21		15	15,125
	3.375%, 08/12/24		174	185,286
	3.875%, 07/20/25		1,985	2,171,310
	3.250%, 08/15/29		1,000	1,067,981
Danaher Corp.
	3.350%, 09/15/25		917	998,236
Darden Restaurants, Inc.
	3.850%, 05/01/27		4,000	3,841,654
DCP Midstream Operating LP
	5.375%, 07/15/25		3,100	2,511,000
Deere & Co.
	5.375%, 10/16/29		5	6,376

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
DH Europe Finance SA
1.200%, 06/30/27	EUR	1,300	$1,467,684
Discover Bank
4.650%, 09/13/28		2,600	2,754,129
Discovery Communications LLC
3.300%, 05/15/22		16	16,131
3.500%, 06/15/22		90	91,993
3.250%, 04/01/23		7	7,186
3.900%, 11/15/24		63	66,034
3.450%, 03/15/25		66	67,737
1.900%, 03/19/27	EUR	5,700	6,310,201
Dollar General Corp.
3.250%, 04/15/23		79	83,566
4.150%, 11/01/25		13	14,452
4.125%, 05/01/28		2,000	2,245,326
Dollar Tree, Inc.
4.200%, 05/15/28		3,600	3,864,122
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20		84	84,419
Dominion Energy, Inc.
3.900%, 10/01/25		117	127,963
Dover Corp.
1.250%, 11/09/26	EUR	3,100	3,404,363
Dow Chemical Co. (The)
3.500%, 10/01/24		87	91,178
DTE Energy Co.
3.850%, 12/01/23		11	11,673
2.850%, 10/01/26		500	509,354
Duke Energy Corp.
3.050%, 08/15/22		131	135,429
3.750%, 04/15/24		67	72,872
DXC Technology Co.
4.450%, 09/18/22		37	37,862
1.750%, 01/15/26	EUR	2,350	2,431,496
4.750%, 04/15/27		2,000	2,032,044
E*TRADE Financial Corp.
4.500%, 06/20/28		3,297	3,704,117
Eastman Chemical Co.
3.600%, 08/15/22		3	3,108
3.800%, 03/15/25		51	53,358
1.875%, 11/23/26	EUR	5,000	5,598,827
Eaton Vance Corp.
3.500%, 04/06/27		517	551,924
eBay, Inc.
2.600%, 07/15/22		31	31,781
3.600%, 06/05/27		2,215	2,395,794
Ecolab, Inc.
2.700%, 11/01/26		52	55,384
Edgewell Personal Care Co.
4.700%, 05/24/22		1,185	1,202,348
Edison International
4.125%, 03/15/28		795	830,729

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
EMC Corp.
	3.375%, 06/01/23		1,255	$1,248,725
Emerson Electric Co.
	3.150%, 06/01/25		62	67,463
Energy Transfer Operating L.P.
	4.750%, 01/15/26		2,567	2,551,582
Enterprise Products Operating LLC
	5.200%, 09/01/20		6	6,060
	3.900%, 02/15/24		24	25,456
	3.700%, 02/15/26		62	66,022
EOG Resources, Inc.
	4.100%, 02/01/21		20	20,359
	3.150%, 04/01/25		79	83,275
Equifax, Inc.
	3.250%, 06/01/26		900	921,133
	3.100%, 05/15/30		4,000	4,029,397
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		1,388	1,428,212
Evergy, Inc.
	4.850%, 06/01/21		29	29,759
Eversource Energy
	2.800%, 05/01/23		55	56,697
Exelon Corp.
	2.450%, 04/15/21		15	15,114
	3.950%, 06/15/25		27	29,817
	3.400%, 04/15/26		1,225	1,329,975
Expedia Group, Inc.
	3.800%, 02/15/28		400	346,574
Exxon Mobil Corp.
	3.043%, 03/01/26		2,750	2,944,769
#	2.440%, 08/16/29		7,300	7,517,223
FedEx Corp.
	2.625%, 08/01/22		51	52,144
	4.000%, 01/15/24		99	106,550
	3.200%, 02/01/25		44	46,121
	1.625%, 01/11/27	EUR	2,000	2,157,645
	3.400%, 02/15/28		1,000	1,031,108
	3.100%, 08/05/29		910	921,741
	4.900%, 01/15/34		1,300	1,523,548
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		1,000	1,056,250
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	3,505,296
FirstEnergy Corp.
	7.375%, 11/15/31		750	1,098,659
Fiserv, Inc.
	1.625%, 07/01/30	EUR	8,800	9,741,589
Fluor Corp.
#	4.250%, 09/15/28		5,885	4,784,422

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Freeport-McMoRan, Inc.
	4.550%, 11/14/24		3,809	$3,813,761
Gap, Inc. (The)
#	5.950%, 04/12/21		315	323,663
GATX Corp.
	3.250%, 03/30/25		60	61,162
	3.250%, 09/15/26		32	33,375
General Electric Co.
	0.375%, 05/17/22	EUR	135	145,558
	3.375%, 03/11/24		37	38,267
	0.875%, 05/17/25	EUR	500	522,282
	6.750%, 03/15/32		221	273,646
General Mills, Inc.
	3.150%, 12/15/21		9	9,251
#	3.200%, 02/10/27		1,007	1,115,801
	1.500%, 04/27/27	EUR	2,000	2,230,580
General Motors Financial Co., Inc.
	2.250%, 09/06/24	GBP	950	1,088,299
	5.250%, 03/01/26		208	199,625
	4.350%, 01/17/27		58	52,742
Georgia Power Co.
	3.250%, 03/30/27		154	163,609
Gilead Sciences, Inc.
	4.400%, 12/01/21		17	17,803
	3.700%, 04/01/24		124	135,277
	3.650%, 03/01/26		757	849,500
Global Payments, Inc.
	4.800%, 04/01/26		69	78,821
Goldman Sachs Group Inc(The)
	4.250%, 01/29/26	GBP	2,300	3,209,906
Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21		26	27,153
	4.000%, 03/03/24		250	268,284
	3.750%, 05/22/25		87	92,888
	1.625%, 07/27/26	EUR	1,175	1,319,247
	2.000%, 03/22/28	EUR	2,000	2,306,206
	6.125%, 02/15/33		2,484	3,263,246
Goodyear Tire & Rubber Co. (The)
#	4.875%, 03/15/27		2,739	2,343,762
Graphic Packaging International LLC
	4.125%, 08/15/24		922	931,220
Graphic Packaging International, LLC
Ω	4.750%, 07/15/27		1,000	1,035,000
Halliburton Co.
	3.500%, 08/01/23		4	3,941
	3.800%, 11/15/25		124	120,005

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		5,800	$5,837,120
Harley-Davidson, Inc.
#	3.500%, 07/28/25		42	41,858
Hasbro, Inc.
	3.500%, 09/15/27		3,562	3,406,983
HCA Inc.
	5.375%, 02/01/25		3,555	3,822,123
Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		1,905	2,069,802
Honeywell International, Inc.
	2.500%, 11/01/26		102	108,679
	2.250%, 02/22/28	EUR	3,905	4,767,774
Hormel Foods Corp.
	4.125%, 04/15/21		17	17,295
Howmet Aerospace, Inc.
#	5.125%, 10/01/24		2,000	1,930,510
Humana, Inc.
	3.850%, 10/01/24		91	98,148
Huntington Bancshares, Inc.
	3.150%, 03/14/21		18	18,269
	2.300%, 01/14/22		38	38,524
Hyatt Hotels Corp.
	3.375%, 07/15/23		23	21,996
#	4.375%, 09/15/28		3,300	3,145,422
Illinois Tool Works, Inc.
	3.500%, 03/01/24		75	81,369
Intel Corp.
	2.700%, 12/15/22		11	11,556
Intercontinental Exchange, Inc.
	3.750%, 12/01/25		1,000	1,111,720
International Business Machines Corp.
	3.625%, 02/12/24		112	122,003
	3.300%, 01/27/27		306	339,660
	1.750%, 03/07/28	EUR	1,000	1,190,949
	3.500%, 05/15/29		800	901,145
International Paper Co.
	3.650%, 06/15/24		92	98,218
	3.800%, 01/15/26		12	13,200
Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		546	573,066
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		57	59,056
JM Smucker Co. (The)
	3.500%, 03/15/25		58	62,774
John Deere Capital Corp.
	3.350%, 06/12/24		672	720,329

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Johnson & Johnson
	2.450%, 03/01/26		38	$40,936
Johnson Controls International P.L.C.
	3.625%, 07/02/24		11	11,538
JPMorgan Chase & Co.
	3.625%, 05/13/24		142	152,927
	3.900%, 07/15/25		129	141,808
	3.300%, 04/01/26		2,000	2,150,507
	2.950%, 10/01/26		500	523,999
Juniper Networks, Inc.
	4.500%, 03/15/24		49	52,479
	#3.750%, 08/15/29		4,000	4,223,378
Kellogg Co.
	1.250%, 03/10/25	EUR	500	555,539
	3.250%, 04/01/26		661	703,641
	7.450%, 04/01/31		61	88,732
Keurig Dr Pepper, Inc.
	3.400%, 11/15/25		20	21,429
Kimberly-Clark Corp.
	2.400%, 06/01/23		22	22,927
Kohl’s Corp.
	4.750%, 12/15/23		17	15,120
Kraft Heinz Foods Co.
	3.950%, 07/15/25		2,212	2,314,443
	4.125%, 07/01/27	GBP	1,600	2,049,055
	2.250%, 05/25/28	EUR	1,000	1,083,324
	4.625%, 01/30/29		500	526,231
Kroger Co
#	3.700%, 08/01/27		3,394	3,782,394
Kroger Co. (The)
	3.850%, 08/01/23		39	41,824
	7.500%, 04/01/31		90	127,353
L3Harris Technologies, Inc.
Ω	3.950%, 05/28/24		29	30,922
Laboratory Corp. of America Holdings
	4.000%, 11/01/23		45	48,150
Lam Research Corp.
	3.800%, 03/15/25		1,000	1,105,084
Lazard Group LLC
	4.500%, 09/19/28		1,800	1,896,745
Lear Corp.
	3.800%, 09/15/27		3,600	3,338,956
Legg Mason, Inc.
	3.950%, 07/15/24		55	55,934
	4.750%, 03/15/26		23	24,814
Leggett & Platt, Inc.
	4.400%, 03/15/29		5,276	5,487,892
Lennar Corp.
	4.750%, 05/30/25		1,965	2,018,979
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	5,951,781
Ω	4.569%, 02/01/29		78	87,384

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Lincoln National Corp.
3.050%, 01/15/30		2,900	$2,876,153
Lockheed Martin Corp.
2.900%, 03/01/25		552	591,738
3.550%, 01/15/26		56	62,789
Loews Corp.
2.625%, 05/15/23		44	45,042
3.750%, 04/01/26		125	133,823
Lowe’s Cos., Inc.
3.120%, 04/15/22		3	3,098
3.375%, 09/15/25		61	66,272
LYB International Finance II BV
3.500%, 03/02/27		2,035	2,088,902
1.625%, 09/17/31	EUR	6,500	6,416,281
LyondellBasell Industries NV
5.750%, 04/15/24		1,400	1,548,472
Macy’s Retail Holdings, Inc.
# 3.625%, 06/01/24		750	530,156
Magellan Midstream Partners L.P.
4.250%, 02/01/21		18	18,131
Marathon Petroleum Corp.
3.625%, 09/15/24		96	92,280
Markel Corp.
3.350%, 09/17/29		4,300	4,397,198
Marriott International, Inc.
2.875%, 03/01/21		12	11,765
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		97	103,705
3.500%, 03/10/25		700	757,014
1.349%, 09/21/26	EUR	6,000	6,610,366
Maxim Integrated Products, Inc.
3.450%, 06/15/27		69	72,467
McDonald’s Corp.
2.200%, 05/26/20		9	9,008
3.500%, 07/15/20		57	57,263
2.625%, 01/15/22		22	22,543
2.875%, 12/17/25	EUR	600	731,599
1.500%, 11/28/29	EUR	1,000	1,130,720
5.875%, 04/23/32	GBP	750	1,334,177
McKesson Corp.
3.796%, 03/15/24		51	54,712
3.950%, 02/16/28		3,050	3,382,350
3.125%, 02/17/29	GBP	4,420	5,577,109
4.750%, 05/30/29		1,000	1,180,958
Medtronic, Inc.
3.500%, 03/15/25		11	12,271
Merck & Co., Inc.
2.750%, 02/10/25		136	147,622
Meritage Homes Corp.
7.000%, 04/01/22		272	277,440
6.000%, 06/01/25		5,008	5,108,160

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
MetLife, Inc.
	3.600%, 04/10/24		189	$206,196
	6.500%, 12/15/32		281	395,090
MGIC Investment Corp.
	5.750%, 08/15/23		500	490,000
MGM Resorts International
#	7.750%, 03/15/22		1,100	1,118,909
#	5.750%, 06/15/25		2,428	2,330,904
#	4.625%, 09/01/26		2,693	2,410,235
Molson Coors Beverage Co.
	3.500%, 05/01/22		33	33,697
	3.000%, 07/15/26		87	85,833
Molson Coors Brewing Co.
	1.250%, 07/15/24	EUR	1,200	1,280,035
Mondelez International, Inc.
	1.625%, 03/08/27	EUR	2,500	2,838,585
Morgan Stanley
	5.500%, 07/28/21		10	10,487
	3.875%, 04/29/24		140	150,938
	3.875%, 01/27/26		1,095	1,203,332
	1.375%, 10/27/26	EUR	2,550	2,862,609
	1.875%, 04/27/27	EUR	1,856	2,157,293
Mosaic Co. (The)
	4.250%, 11/15/23		46	46,756
#	4.050%, 11/15/27		4,000	3,983,620
Motorola Solutions, Inc.
	3.500%, 03/01/23		37	37,918
	4.600%, 05/23/29		2,300	2,599,405
MPLX L.P.
	4.125%, 03/01/27		2,289	2,210,023
	4.000%, 03/15/28		1,500	1,421,756
Mylan NV
	2.250%, 11/22/24	EUR	1,000	1,115,975
	3.950%, 06/15/26		2,173	2,306,861
	3.125%, 11/22/28	EUR	3,400	4,030,212
Mylan, Inc.
	4.200%, 11/29/23		52	54,135
Nasdaq, Inc.
	4.250%, 06/01/24		33	35,806
	1.750%, 03/28/29	EUR	5,924	6,684,035
National Oilwell Varco, Inc.
	2.600%, 12/01/22		26	24,438
National Rural Utilities
	Cooperative Finance Corp.
	8.000%, 03/01/32		32	49,586
NetApp, Inc.
	3.250%, 12/15/22		13	13,347
	3.300%, 09/29/24		1,800	1,881,144
Netflix, Inc.
#	5.875%, 02/15/25		885	976,013
	4.375%, 11/15/26		500	524,800
	4.875%, 04/15/28		2,040	2,169,397
	5.875%, 11/15/28		1,000	1,130,850
Ω	5.375%, 11/15/29		1,000	1,098,300

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Newell Brands, Inc.
	4.000%, 06/15/22		76	$76,475
Newmont Corp.
	3.625%, 06/09/21		46	46,595
NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21		10	10,269
	3.550%, 05/01/27		1,184	1,301,491
NextEra Energy Operating Partners L.P.
Ω	3.875%, 10/15/26		1,980	1,957,032
#Ω	4.500%, 09/15/27		2,200	2,257,750
NIKE, Inc.
	2.375%, 11/01/26		1,450	1,550,925
NiSource, Inc.
	3.850%, 02/15/23		27	28,428
Noble Energy, Inc.
	3.850%, 01/15/28		1,000	797,956
Nordstrom, Inc.
	4.000%, 10/15/21		11	10,833
#	4.000%, 03/15/27		4,148	3,254,967
Norfolk Southern Corp.
	2.900%, 06/15/26		526	556,263
Northrop Grumman Corp.
	3.250%, 08/01/23		12	12,832
NuStar Logistics L.P.
	5.625%, 04/28/27		1,367	1,230,300
Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	34,389
Ohio Power Co.
	5.375%, 10/01/21		27	28,679
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24		2,038	2,164,715
ONEOK, Inc.
	4.000%, 07/13/27		77	68,461
Oracle Corp.
	2.500%, 10/15/22		22	22,850
	2.650%, 07/15/26		2,078	2,210,700
	3.250%, 11/15/27		5,256	5,761,506
O’Reilly Automotive, Inc.
	3.600%, 09/01/27		2,200	2,280,181
Packaging Corp. of America
	4.500%, 11/01/23		45	49,126
Parker-Hannifin Corp.
	3.300%, 11/21/24		71	74,603
	3.250%, 06/14/29		2,750	2,899,203
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26		3,000	3,016,966
PepsiCo, Inc.
	2.750%, 03/05/22		33	34,274
	0.875%, 07/18/28	EUR	1,500	1,699,581

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
PerkinElmer, Inc.
3.300%, 09/15/29		600	$606,707
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		2,500	2,669,744
Pfizer, Inc.
3.000%, 12/15/26		550	617,013
# 3.450%, 03/15/29		9,000	10,362,458
Philip Morris International, Inc.
3.250%, 11/10/24		68	73,670
2.875%, 05/14/29	EUR	2,650	3,213,568
3.375%, 08/15/29		2,000	2,206,266
0.800%, 08/01/31	EUR	3,200	3,198,653
Phillips 66
4.300%, 04/01/22		49	51,101
Phillips 66 Partners L.P.
3.550%, 10/01/26		752	749,406
3.750%, 03/01/28		700	677,948
Plains All American Pipeline L.P. / PAA Finance Corp.
4.650%, 10/15/25		800	753,314
PNC Financial Services Group, Inc. (The)
4.375%, 08/11/20		3	3,027
3.300%, 03/08/22		9	9,364
3.150%, 05/19/27		1,000	1,087,311
PolyOne Corp.
5.250%, 03/15/23		1,170	1,216,800
PPG Industries, Inc.
1.400%, 03/13/27	EUR	1,800	1,989,204
# 3.750%, 03/15/28		2,750	3,089,330
2.800%, 08/15/29		947	989,944
PPL Capital Funding, Inc.
3.100%, 05/15/26		1,100	1,154,066
Principal Financial Group, Inc.
3.125%, 05/15/23		52	53,911
3.100%, 11/15/26		53	56,158
Procter & Gamble Co. (The)
2.450%, 11/03/26		13	14,208
2.850%, 08/11/27		150	167,724
1.200%, 10/30/28	EUR	2,160	2,564,361
1.800%, 05/03/29	GBP	5,800	7,765,612
1.250%, 10/25/29	EUR	1,000	1,177,992
Proctor + Gamble Co. Ltd.
6.250%, 01/31/30	GBP	563	1,004,686
Progress Energy, Inc.
4.400%, 01/15/21		27	27,350
7.750%, 03/01/31		1,130	1,602,620
7.000%, 10/30/31		630	861,831
Progressive Corp.
2.450%, 01/15/27		500	516,842

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
PSEG Power LLC
	4.300%, 11/15/23		68	$70,839
Puget Energy, Inc.
	6.000%, 09/01/21		92	95,807
PulteGroup, Inc.
	5.000%, 01/15/27		2,500	2,599,250
QUALCOMM, Inc.
	3.450%, 05/20/25		1,631	1,790,993
	3.250%, 05/20/27		2,800	3,054,258
Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	4,304
	4.200%, 06/30/29		925	1,041,833
Radian Group, Inc.
	4.500%, 10/01/24		2,700	2,619,000
Raytheon Technologies Corp.
	7.500%, 09/15/29		7	10,228
Reinsurance Group of America, Inc.
	5.000%, 06/01/21		11	11,388
	4.700%, 09/15/23		45	47,405
	3.950%, 09/15/26		3,111	3,335,741
Republic Services, Inc.
	3.550%, 06/01/22		52	54,269
Rockwell Automation, Inc.
	2.875%, 03/01/25		67	70,495
Roper Technologies, Inc.
	3.000%, 12/15/20		15	15,117
Royal Caribbean Cruises, Ltd.
	3.700%, 03/15/28		1,000	653,654
Sealed Air Corp.
Ω	4.875%, 12/01/22		1,180	1,209,500
Ω	5.125%, 12/01/24		1,817	1,876,052
Ω	5.500%, 09/15/25		600	639,000
Sempra Energy
	4.050%, 12/01/23		49	52,481
	3.550%, 06/15/24		76	80,107
Sensata Technologies BV
Ω	5.000%, 10/01/25		5,859	5,827,361
Sherwin-Williams Co. (The)
	3.450%, 08/01/25		53	57,099
	2.950%, 08/15/29		4,670	4,835,381
Sky Ltd.
	2.500%, 09/15/26	EUR	2,000	2,444,395
Southern Co. (The)
	3.250%, 07/01/26		556	593,598
Southern Power Co.
	4.150%, 12/01/25		1,017	1,113,007
	1.850%, 06/20/26	EUR	1,200	1,368,963
Southwest Airlines Co.
	2.650%, 11/05/20		60	59,840
	3.000%, 11/15/26		107	97,891
Spirit AeroSystems, Inc.
	4.600%, 06/15/28		3,500	2,765,000

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Springleaf Finance Corp.
	6.875%, 03/15/25		3,500	$3,309,950
State Street Corp.
	3.300%, 12/16/24		163	177,865
	3.550%, 08/18/25		96	105,659
Steelcase Inc.
	5.125%, 01/18/29		4,342	4,743,280
Stryker Corp.
	3.375%, 05/15/24		6	6,469
	3.375%, 11/01/25		109	120,307
	2.125%, 11/30/27	EUR	4,709	5,617,697
Sysco Corp.
	2.600%, 10/01/20		35	35,095
	3.300%, 07/15/26		2,523	2,527,864
Tapestry, Inc.
	4.250%, 04/01/25		1,401	1,237,911
Target Corp.
	2.500%, 04/15/26		52	56,308
Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		3,000	2,715,000
TC PipeLines L.P.
	3.900%, 05/25/27		2,000	1,956,070
TD Ameritrade Holding Corp.
	2.950%, 04/01/22		21	21,565
	3.625%, 04/01/25		86	92,738
	2.750%, 10/01/29		2,000	2,058,511
Thermo Fisher Scientific, Inc.
	2.000%, 04/15/25	EUR	1,000	1,163,409
	1.450%, 03/16/27	EUR	1,000	1,138,566
	1.375%, 09/12/28	EUR	1,315	1,503,315
TJX Cos., Inc. (The)
	2.250%, 09/15/26		600	609,292
Toll Brothers Finance Corp.
	4.875%, 03/15/27		1,800	1,822,500
	4.350%, 02/15/28		2,300	2,265,500
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	5.875%, 06/15/24		1,300	1,261,130
Trimble, Inc.
	4.900%, 06/15/28		500	535,646
TWDC Enterprises 18 Corp.
#	3.150%, 09/17/25		75	81,195
Twitter, Inc.
Ω	3.875%, 12/15/27		6,000	5,975,400
Tyson Foods, Inc.
	4.500%, 06/15/22		65	68,693
Under Armour, Inc.
#	3.250%, 06/15/26		6,250	5,627,744
Union Pacific Corp.
	2.750%, 04/15/23		7	7,297
	3.250%, 01/15/25		111	118,925

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
United Continental Holdings Inc.
#	4.875%, 01/15/25		1,500	$1,095,000
United Continental Holdings, Inc.
#	4.250%, 10/01/22		1,050	870,135
UnitedHealth Group, Inc.
	2.750%, 02/15/23		101	105,571
	3.750%, 07/15/25		137	153,053
	3.850%, 06/15/28		500	576,150
Unum Group
	4.000%, 03/15/24		734	756,666
	3.875%, 11/05/25		23	22,013
	4.000%, 06/15/29		5,100	5,178,124
US Bancorp
	2.350%, 01/29/21		9	9,075
	Valero Energy Corp.
	3.400%, 09/15/26		1,046	1,040,835
VeriSign, Inc.
	5.250%, 04/01/25		2,807	3,066,647
Verizon Communications, Inc.
	3.376%, 02/15/25		26	28,497
	2.625%, 08/15/26		24	25,523
	1.375%, 10/27/26	EUR	1,500	1,748,299
	4.329%, 09/21/28		200	236,612
	1.375%, 11/02/28	EUR	2,000	2,347,617
	4.016%, 12/03/29		183	212,861
	2.625%, 12/01/31	EUR	2,500	3,267,960
ViacomCBS, Inc.
	4.500%, 03/01/21		22	22,753
	3.375%, 03/01/22		27	27,609
	4.250%, 09/01/23		7	7,383
	3.875%, 04/01/24		57	58,697
	3.500%, 01/15/25		28	28,117
	4.000%, 01/15/26		775	802,773
	2.900%, 01/15/27		3,269	3,139,974
	7.875%, 07/30/30		2,013	2,656,173
VMware, Inc.
	3.900%, 08/21/27		5,021	5,085,706
Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		3,035	3,165,793
	2.125%, 11/20/26	EUR	2,700	3,006,447
Walmart, Inc.
	3.700%, 06/26/28		3,000	3,477,220
	4.875%, 09/21/29	EUR	5,166	7,728,599
	5.750%, 12/19/30	GBP	3,919	7,162,896
	5.625%, 03/27/34	GBP	3,175	6,131,779
Walt Disney Co. (The)
	3.700%, 09/15/24		168	183,834
Waste Management, Inc.
	3.500%, 05/15/24		58	62,768
	3.125%, 03/01/25		40	43,106

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
WEC Energy Group, Inc.
	2.450%, 06/15/20		19	$19,003
	3.550%, 06/15/25		52	56,188
Wells Fargo & Co.
	2.600%, 07/22/20		3	3,010
	3.500%, 03/08/22		102	105,698
	3.000%, 02/19/25		190	199,379
	3.000%, 04/22/26		32	33,525
	2.000%, 04/27/26	EUR	800	924,707
	2.975%, 05/19/26	CAD	3,000	2,220,726
	1.375%, 10/26/26	EUR	500	557,321
	1.000%, 02/02/27	EUR	800	872,156
	4.150%, 01/24/29		1,000	1,129,854
	2.500%, 05/02/29	GBP	750	966,937
Western Digital Corp.
#	4.750%, 02/15/26		5,960	6,084,743
Western Power Distribution South West P.L.C.
	5.875%, 03/25/27	GBP	900	1,419,850
	2.375%, 05/16/29	GBP	1,300	1,687,223
Westlake Chemical Corp.
	1.625%, 07/17/29	EUR	6,000	5,894,482
WestRock MWV LLC
	8.200%, 01/15/30		180	246,175
Whirlpool Corp.
	4.700%, 06/01/22		22	22,951
	3.700%, 05/01/25		145	149,016
	4.750%, 02/26/29		1,000	1,071,162
Whirlpool Finance Luxembourg Sarl
	1.250%, 11/02/26	EUR	1,200	1,313,126
	1.100%, 11/09/27	EUR	500	533,513
Williams Cos., Inc. (The)
	7.875%, 09/01/21		498	529,374
	3.700%, 01/15/23		100	101,180
	4.000%, 09/15/25		136	138,919
	3.750%, 06/15/27		16	15,958
Wisconsin Electric Power Co.
	3.100%, 06/01/25		37	39,549
WR Grace & Co-Conn
Ω	5.125%, 10/01/21		1,010	1,015,050
WRKCo, Inc.
	4.200%, 06/01/32		2,600	2,943,902
Wyndham Destinations, Inc.
	3.900%, 03/01/23		1,088	949,280
Xerox Corp.
	4.070%, 03/17/22		13	13,000
	3.800%, 05/15/24		50	48,500
Xilinx, Inc.
	3.000%, 03/15/21		11	11,144
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25		731	763,238

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Zoetis, Inc.
3.000%, 09/12/27	62	$67,087

TOTAL UNITED STATES		830,708,213

TOTAL BONDS		1,607,112,742

TOTAL INVESTMENT SECURITIES (Cost $1,764,278,150)		1,754,449,901

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	3,411,190	$39,470,884

TOTAL INVESTMENTS — (100.0%) (Cost $1,803,744,984)			$1,793,920,785

As of April 30, 2020, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,535,231	GBP	2,803,881	Citibank, N.A.	05/05/20	$3,735
GBP	3,244,294	USD	4,072,367	Goldman Sachs	05/05/20	13,830
GBP	88,445,263	USD	110,700,090	State Street Bank and Trust	05/05/20	696,952
USD	577,461	CAD	803,457	Citibank, N.A.	05/07/20	247
EUR	6,307,209	USD	6,831,796	Citibank, N.A.	05/12/20	80,776
DKK	41,094,182	USD	5,971,116	Citibank, N.A.	07/14/20	72,935

Total Appreciation						$868,475
USD	99,264,473	GBP	83,586,764	Citibank, N.A.	05/05/20	$(6,013,276)
USD	3,482,003	GBP	2,809,381	Mellon Bank	05/05/20	(56,420)
USD	3,064,568	GBP	2,489,531	State Street Bank and Trust	05/05/20	(71,003)
USD	5,186,968	CAD	7,350,477	Goldman Sachs	05/07/20	(93,704)
USD	27,217,428	CAD	38,760,796	Mellon Bank	05/07/20	(628,801)
USD	6,581,815	CAD	9,238,152	State Street Bank and Trust	05/07/20	(54,986)
USD	90,987,107	EUR	84,244,669	State Street Bank and Trust	05/12/20	(1,343,330)
USD	31,307,303	AUD	49,163,440	State Street Bank and Trust	05/19/20	(731,529)
USD	28,010,159	AUD	44,090,441	State Street Bank and Trust	05/27/20	(723,583)
USD	65,585,050	EUR	60,597,014	State Street Bank and Trust	06/02/20	(855,611)
USD	110,342,808	GBP	89,667,915	State Street Bank and Trust	06/19/20	(2,615,347)
USD	111,740,439	GBP	89,256,995	State Street Bank and Trust	06/29/20	(705,363)
USD	6,020,899	DKK	41,094,182	Citibank, N.A.	07/14/20	(23,152)
USD	83,424,852	EUR	76,693,967	State Street Bank and Trust	07/16/20	(745,203)
USD	84,063,225	EUR	77,187,501	State Street Bank and Trust	07/17/20	(650,326)
USD	99,143,490	JPY	10,628,848,428	Citibank, N.A.	07/20/20	(16,769)
USD	82,363,818	EUR	76,207,389	State Street Bank and Trust	07/22/20	(1,283,200)
USD	91,696,324	EUR	84,106,387	State Street Bank and Trust	07/27/20	(630,913)

Total (Depreciation)						$(17,242,516)

Total Appreciation (Depreciation)						$(16,374,041)

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$29,342,522	—	$29,342,522
Belgium	—	24,458,750	—	24,458,750
Canada	—	117,571,433	—	117,571,433
Denmark	—	9,958,349	—	9,958,349
Finland	—	5,328,750	—	5,328,750
France	—	112,939,656	—	112,939,656
Germany	—	75,296,533	—	75,296,533
Italy	—	22,093,762	—	22,093,762
Japan	—	42,496,956	—	42,496,956
Netherlands	—	73,615,229	—	73,615,229
Norway	—	51,950,643	—	51,950,643
Spain	—	10,180,982	—	10,180,982
Supranational Organization Obligations	—	78,551,040	—	78,551,040
Sweden	—	4,600,128	—	4,600,128
Switzerland	—	11,981,753	—	11,981,753
United Kingdom	—	106,038,043	—	106,038,043
United States	—	830,708,213	—	830,708,213
Agency Obligations	—	147,337,159	—	147,337,159
Securities Lending Collateral	—	39,470,884	—	39,470,884
Forward Currency Contracts**	—	(16,374,041)	—	(16,374,041)

TOTAL	—	$1,777,546,744	—	$1,777,546,744

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face Amount^	Value†
	(000)
AGENCY OBLIGATIONS — (19.8%)
Federal Farm Credit Bank
4.670%, 05/07/20	1,658	$1,659,884
5.350%, 08/07/20	1,984	2,014,684
5.250%, 03/02/21	1,806	1,882,530
5.220%, 02/22/22	1,480	1,611,005
5.210%, 12/19/22	6,276	7,067,846
4.800%, 02/13/23	576	645,751
5.250%, 03/06/23	1,776	2,018,295
5.220%, 05/15/23	14,240	16,290,044
2.630%, 08/03/26	5,760	6,359,834
5.770%, 01/05/27	1,920	2,506,576
Federal Home Loan Bank
5.750%, 06/10/22	5,775	6,437,456
3.250%, 03/08/24	29,405	32,476,084
2.875%, 06/14/24	4,845	5,297,808
5.375%, 08/15/24	5,490	6,606,156
5.365%, 09/09/24	600	722,580
2.875%, 09/13/24	67,240	73,947,121
2.750%, 12/13/24	86,645	95,061,668
3.125%, 09/12/25	10,000	11,270,217
4.375%, 03/13/26	5,950	7,114,903
5.750%, 06/12/26	11,775	15,103,776
2.500%, 12/10/27	4,000	4,425,591
3.000%, 03/10/28	30,815	35,551,354
3.250%, 06/09/28	100,515	116,608,314
# 3.250%, 11/16/28	81,250	96,162,646
2.125%, 09/14/29	10,000	10,669,215
2.125%, 12/14/29	20,095	21,613,693
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29	69,465	104,562,848
6.750%, 03/15/31	70,931	111,128,194
6.250%, 07/15/32	33,877	53,363,944
Federal National Mortgage Association
2.000%, 01/05/22	2,395	2,465,203
# 2.625%, 09/06/24	106,431	116,276,279
# 2.125%, 04/24/26	86,970	94,225,530
1.875%, 09/24/26	158,929	169,490,975
6.250%, 05/15/29	88,908	128,551,917
7.125%, 01/15/30	36,779	56,635,884
7.250%, 05/15/30	58,101	91,967,738
6.625%, 11/15/30	103,212	159,736,743
Tennessee Valley Authority
3.875%, 02/15/21	6,374	6,544,668
2.875%, 09/15/24	68,801	74,992,200
6.750%, 11/01/25	25,327	33,306,765
2.875%, 02/01/27	31,804	35,419,121

			Face Amount^	Value†
			(000)
	7.125%, 05/01/30		70,383	$108,870,785

TOTAL AGENCY OBLIGATIONS				1,928,663,825

BONDS — (55.8%)
AUSTRALIA — (1.7%)
ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27		6,000	6,423,443
Australia & New Zealand Banking Group, Ltd.
	0.625%, 02/21/23	EUR	7,326	8,047,002
	3.700%, 11/16/25		6,110	6,766,828
BHP Billiton Finance USA, Ltd.
#	2.875%, 02/24/22		1,077	1,113,842
Commonwealth Bank of Australia
	2.400%, 11/02/20		3,605	3,628,095
Ω	2.850%, 05/18/26		23,284	24,538,600
#Ω	3.150%, 09/19/27		890	951,958
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		24,711	26,488,407
National Australia Bank, Ltd.
	2.500%, 05/22/22		1,000	1,025,101
	3.375%, 01/14/26		3,000	3,248,504
Ω	3.500%, 01/10/27		29,999	32,428,598
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28		1,270	1,755,937
Westpac Banking Corp.
	2.500%, 06/28/22		3,538	3,640,784
	2.850%, 05/13/26		10,267	10,757,641
#	2.700%, 08/19/26		5,052	5,303,731
#	3.350%, 03/08/27		27,267	29,857,393

TOTAL AUSTRALIA				165,975,864

BELGIUM — (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		14,000	15,486,235
#	4.900%, 01/23/31		2,000	2,343,622
Dexia Credit Local SA
	1.375%, 12/07/22	GBP	20,000	25,667,174
Solvay Finance America LLC
Ω	4.450%, 12/03/25		865	947,351

TOTAL BELGIUM				44,444,382

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (1.3%)
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27		2,780	$2,815,416
	Bank of Montreal
	1.375%, 12/29/21	GBP	1,900	2,397,740
	Bank of Nova Scotia (The)
#	4.375%, 01/13/21		2,092	2,142,535
	1.750%, 12/23/22	GBP	6,650	8,407,065
	Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	18,319	20,191,503
	Canadian Natural Resources, Ltd.
	3.850%, 06/01/27		3,898	3,619,599
	Canadian Pacific Railway Co.
	2.900%, 02/01/25		3,024	3,198,945
	3.700%, 02/01/26		4,880	5,295,508
Enbridge, Inc.
#	3.500%, 06/10/24		1,280	1,312,317
	3.700%, 07/15/27		275	277,471
	Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28		2,254	2,276,863
Husky Energy, Inc.
	4.400%, 04/15/29		2,780	2,252,067
ITC Holdings Corp.
	3.650%, 06/15/24		9,714	10,310,397
Nutrien, Ltd.
	3.625%, 03/15/24		3,460	3,631,010
#	3.000%, 04/01/25		3,460	3,522,734
	Province of Ontario Canada
	3.150%, 06/02/22	CAD	19,927	15,069,476
	Rogers Communications, Inc.
	3.000%, 03/15/23		1,765	1,853,541
	Spectra Energy Partners L.P.
	4.750%, 03/15/24		1,915	2,046,598
	Suncor Energy, Inc.
	3.600%, 12/01/24		1,826	1,881,866
	Thomson Reuters Corp.
#	4.300%, 11/23/23		5,120	5,504,744
	3.850%, 09/29/24		203	214,638
	Toronto-Dominion Bank (The)
	2.125%, 04/07/21		7,407	7,495,198
	1.994%, 03/23/22	CAD	4,942	3,598,559
	0.625%, 07/20/23	EUR	9,326	10,221,222
	TransCanada PipeLines, Ltd.
	3.800%, 10/01/20		780	784,197
	4.875%, 01/15/26		4,060	4,507,683
	4.250%, 05/15/28		1,300	1,398,730

TOTAL CANADA				126,227,622

			Face Amount^	Value†
			(000)
DENMARK — (0.5%)
Danske Bank A.S.
Ω	2.750%, 09/17/20		1,058	$1,062,803
Ω	2.800%, 03/10/21		6,530	6,595,164
	0.875%, 05/22/23	EUR	4,900	5,285,306
	0.750%, 06/02/23	EUR	4,700	5,194,581
Ω	4.375%, 06/12/28		2,000	2,108,126
Kommunekredit
	0.000%, 09/08/22	EUR	21,894	24,144,883

TOTAL DENMARK				44,390,863

FINLAND — (0.0%)
Nordea Bank Abp
	0.875%, 06/26/23	EUR	1,000	1,097,520

FRANCE — (1.1%)
Airbus SE
Ω	3.150%, 04/10/27		7,500	7,501,378
BNP Paribas SA
	3.250%, 03/03/23		1,920	2,025,217
Ω	3.500%, 11/16/27		500	521,461
BPCE SA
	0.375%, 10/05/23	EUR	8,100	8,873,378
	4.000%, 04/15/24		10,414	11,172,700
Credit Agricole SA
Ω	2.750%, 06/10/20		1,125	1,126,292
	3.875%, 04/15/24		8,591	9,208,699
Electricite de France SA
Ω	3.625%, 10/13/25		6,638	7,241,202
Pernod Ricard SA
Ω	4.450%, 01/15/22		6,474	6,785,209
#Ω	3.250%, 06/08/26		14,827	15,545,750
Sanofi
#	3.625%, 06/19/28		20,000	23,496,143
Total Capital International SA
	2.125%, 03/15/23	EUR	4,700	5,405,267
#	3.750%, 04/10/24		9,600	10,314,992

TOTAL FRANCE				109,217,688

GERMANY — (1.3%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		2,240	2,592,873
Ω	4.375%, 12/15/28		14,000	15,802,304
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		9,544	9,969,543
BMW US Capital LLC
Ω	2.800%, 04/11/26		21,530	21,740,021
Ω	3.300%, 04/06/27		6,742	6,867,047
Daimler Finance North America LLC
#Ω	3.250%, 08/01/24		2,072	2,030,399
	8.500%, 01/18/31		28,596	37,974,711
Deutsche Bank AG
	2.950%, 08/20/20		136	135,909

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
EMD Finance LLC
Ω	2.950%, 03/19/22		5,120	$5,197,369
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		7,621	9,609,164
Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	4,500	4,856,229
	1.375%, 10/16/23	EUR	3,500	3,844,349
Volkswagen Financial Services NV
	1.625%, 06/09/22	GBP	5,000	6,200,215
Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		699	699,411

TOTAL GERMANY				127,519,544

IRELAND — (0.0%)
CRH America Finance, Inc.
#Ω	3.950%, 04/04/28		1,520	1,587,195

ITALY — (0.1%)
Enel Finance International NV
Ω	3.500%, 04/06/28		2,800	2,909,551
Ω	4.875%, 06/14/29		10,000	11,536,674

TOTAL ITALY				14,446,225

JAPAN — (1.9%)
American Honda Finance Corp.
	1.950%, 05/20/22		10,000	9,993,185
	0.550%, 03/17/23	EUR	4,900	5,287,819
	2.300%, 09/09/26		21,110	20,695,381
Beam Suntory, Inc.
	3.250%, 06/15/23		1,743	1,741,269
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	3,822	4,152,209
#	3.850%, 03/01/26		1,195	1,316,419
	3.677%, 02/22/27		4,465	4,829,021
	3.741%, 03/07/29		3,500	3,859,085
	3.195%, 07/18/29		2,777	2,948,914
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		2,000	2,028,143
	1.020%, 10/11/23	EUR	5,461	5,983,645
	2.839%, 09/13/26		18,000	18,776,305
MUFG Americas Holdings Corp.
	3.500%, 06/18/22		5,472	5,639,619

			Face Amount^	Value†
			(000)
JAPAN — (Continued)
MUFG Bank, Ltd.
	3.250%, 09/08/24		3,237	$3,409,269
StanCorp Financial Group, Inc.
	5.000%, 08/15/22		3,200	3,393,874
Sumitomo Mitsui Banking Corp.
#	3.950%, 07/19/23		5,931	6,335,111
Sumitomo Mitsui Financial Group, Inc.
	0.606%, 01/18/22	EUR	4,000	4,356,897
	3.784%, 03/09/26		5,242	5,733,039
	3.040%, 07/16/29		3,900	4,081,093
Takeda Pharmaceutical Co. Ltd.
	1.125%, 11/21/22	EUR	5,000	5,503,291
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	4,942	3,573,102
Toyota Motor Credit Corp.
	3.300%, 01/12/22		2,605	2,690,954
#	2.625%, 01/10/23		2,999	3,098,223
	3.200%, 01/11/27		26,976	28,972,845
	3.050%, 01/11/28		11,550	12,160,121
#	3.650%, 01/08/29		11,108	12,189,853

TOTAL JAPAN				182,748,686

NETHERLANDS — (1.3%)
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	1,001,843
Ahold Finance USA LLC
	6.875%, 05/01/29		704	920,954
Cooperatieve Rabobank UA
	3.875%, 02/08/22		4,090	4,260,187
	0.750%, 08/29/23	EUR	1,200	1,323,291
	3.375%, 05/21/25		17,522	18,786,599
Heineken NV
#Ω	2.750%, 04/01/23		2,219	2,307,182
ING Bank NV
#Ω	2.050%, 08/15/21		5,000	5,014,168
ING Groep NV
	1.000%, 09/20/23	EUR	2,400	2,652,510
	3.950%, 03/29/27		4,000	4,345,328
	4.050%, 04/09/29		4,000	4,428,661
Shell International Finance BV
	2.250%, 11/10/20		4,646	4,657,886
#	3.250%, 05/11/25		31,117	33,255,812
#	2.875%, 05/10/26		29,810	31,564,001
	2.500%, 09/12/26		11,169	11,518,820

TOTAL NETHERLANDS				126,037,242

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
NORWAY — (0.1%)
Equinor ASA
2.450%, 01/17/23		3,586	$3,679,226
0.875%, 02/17/23	EUR	2,913	3,225,971
# 2.650%, 01/15/24		6,950	7,206,973

TOTAL NORWAY			14,112,170

SPAIN — (0.7%)
Banco Santander SA
3.800%, 02/23/28		7,000	7,237,021
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	18,060,197
4.400%, 07/13/27		2,000	2,035,031
Santander UK P.L.C.
4.000%, 03/13/24		8,788	9,458,261
Telefonica Emisiones SA
5.462%, 02/16/21		829	853,811
3.987%, 01/23/23	EUR	1,000	1,197,332
4.570%, 04/27/23		7,532	8,149,619
Telefonica Europe BV
8.250%, 09/15/30		16,567	23,789,186

TOTAL SPAIN			70,780,458

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.3%)
European Financial Stability Facility
0.000%, 11/17/22	EUR	19,769	21,908,219
Inter-American Development Bank
6.750%, 07/15/27		1,942	2,697,385

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			24,605,604

SWEDEN — (1.0%)
Kommuninvest I Sverige AB
0.250%, 06/01/22	SEK	296,540	30,471,869
1.000%, 11/13/23	SEK	500,000	52,664,660
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	9,390	10,279,429
0.500%, 03/21/23	EUR	1,000	1,103,617
Swedbank AB
0.300%, 09/06/22	EUR	4,800	5,232,725

TOTAL SWEDEN			99,752,300

SWITZERLAND — (0.8%)
ABB Finance USA, Inc.
2.875%, 05/08/22		3,884	3,995,013
Credit Suisse AG
3.000%, 10/29/21		3,011	3,082,298
3.625%, 09/09/24		16,390	17,571,968

			Face Amount^	Value†
			(000)
SWITZERLAND — (Continued)
Novartis Capital Corp.
	3.100%, 05/17/27		10,983	$12,239,180
Roche Holdings, Inc.
Ω	2.625%, 05/15/26		1,000	1,039,305
#Ω	2.375%, 01/28/27		14,000	14,877,516
UBS Group AG
Ω	4.125%, 09/24/25		20,990	23,071,820

TOTAL SWITZERLAND				75,877,100

UNITED KINGDOM — (2.8%)
AstraZeneca P.L.C.
	2.375%, 11/16/20		2,316	2,329,331
	3.375%, 11/16/25		8,259	9,141,654
	4.000%, 01/17/29		2,000	2,349,762
BAE Systems Holdings, Inc.
Ω	2.850%, 12/15/20		1,239	1,244,344
Barclays P.L.C.
	1.500%, 04/01/22	EUR	2,800	3,071,680
	3.650%, 03/16/25		14,330	14,890,303
	4.375%, 01/12/26		9,970	10,717,882
BAT International Finance P.L.C.
	2.375%, 01/19/23	EUR	5,895	6,676,109
BP Capital Markets America, Inc.
	3.245%, 05/06/22		2,848	2,934,636
#	3.119%, 05/04/26		8,415	8,777,080
	3.017%, 01/16/27		6,773	6,906,608
BP Capital Markets P.L.C.
#	3.535%, 11/04/24		2,240	2,366,196
	3.017%, 01/16/27		1,700	1,659,861
	3.279%, 09/19/27		11,000	11,379,666
British Telecommunications P.L.C.
	1.125%, 03/10/23	EUR	2,800	3,103,628
	0.875%, 09/26/23	EUR	4,900	5,393,988
	5.125%, 12/04/28		7,200	8,216,933
Ω	3.250%, 11/08/29		3,000	3,017,949
Coca-Cola European Partners P.L.C.
	1.125%, 05/26/24	EUR	7,555	8,473,124
Diageo Capital P.L.C.
	2.125%, 04/29/32		3,300	3,300,939
Diageo Capital PLC
	2.375%, 10/24/29		1,350	1,390,571
Diageo Investment Corp.
	2.875%, 05/11/22		131	136,083
GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28		7,700	8,964,016
HSBC Holdings P.L.C.
	3.400%, 03/08/21		4,100	4,175,233
	4.000%, 03/30/22		1,509	1,577,854
	4.300%, 03/08/26		11,270	12,471,613

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	3.900%, 05/25/26		12,666	$13,779,993
HSBC USA, Inc.
	3.500%, 06/23/24		7,593	8,044,820
Janus Capital Group, Inc.
	4.875%, 08/01/25		9,046	9,567,402
Lloyds Banking Group P.L.C.
	1.000%, 11/09/23	EUR	300	324,045
	3.750%, 01/11/27		10,250	10,882,831
	4.375%, 03/22/28		9,000	9,971,074
Mead Johnson Nutrition Co.
#	4.125%, 11/15/25		5,931	6,770,839
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	450	495,706
Nationwide Building Society
Ω	3.900%, 07/21/25		4,600	4,974,877
NatWest Markets P.L.C.
	0.625%, 03/02/22	EUR	6,800	7,337,972
Praxair, Inc.
	2.200%, 08/15/22		800	818,066
Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	2,510	2,490,207
Ω	3.625%, 10/14/25		20,258	19,845,378
Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	4,900	5,481,137
	4.800%, 04/05/26		4,800	5,317,357
Standard Chartered P.L.C.
Ω	4.050%, 04/12/26		4,380	4,610,353
TechnipFMC P.L.C.
	3.450%, 10/01/22		4,235	4,176,009
Unilever Capital Corp.
#	2.000%, 07/28/26		1,900	1,983,377
Vodafone Group P.L.C.
	7.875%, 02/15/30		7,107	10,023,038

TOTAL UNITED KINGDOM				271,561,524

UNITED STATES — (40.4%)
3M Co.
	2.875%, 10/15/27		14,390	15,649,709
Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	864	945,079
Abbott Laboratories
	2.950%, 03/15/25		12,469	13,518,575
AbbVie, Inc.
	2.900%, 11/06/22		2,800	2,912,852
	3.600%, 05/14/25		18,850	20,461,470
	4.250%, 11/14/28		25,500	29,336,538
Activision Blizzard, Inc.
	3.400%, 06/15/27		6,308	6,638,317
Adobe, Inc.
#	3.250%, 02/01/25		1,920	2,108,925

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Advance Auto Parts, Inc.
4.500%, 12/01/23		1,186	$1,255,229
Aetna, Inc.
2.750%, 11/15/22		8,320	8,571,176
3.500%, 11/15/24		5,359	5,724,954
Affiliated Managers Group, Inc.
3.500%, 08/01/25		3,410	3,610,747
Aflac, Inc.
3.250%, 03/17/25		11,007	11,960,829
Alabama Power Co.
2.800%, 04/01/25		2,560	2,681,401
Albemarle Corp.
4.150%, 12/01/24		7,365	7,666,869
Allergan Finance LLC
3.250%, 10/01/22		7,562	7,757,258
Allergan Funding SCS
3.450%, 03/15/22		12,881	13,201,823
3.800%, 03/15/25		2,471	2,636,380
Allstate Corp. (The)
5.350%, 06/01/33		7,500	9,848,613
Alphabet, Inc.
1.998%, 08/15/26		7,385	7,845,419
Altria Group, Inc.
4.750%, 05/05/21		208	214,609
4.800%, 02/14/29		500	558,268
Amazon.com, Inc.
3.150%, 08/22/27		9,200	10,315,838
Ameren Corp.
2.700%, 11/15/20		988	995,677
3.650%, 02/15/26		10,631	11,635,310
American Express Credit Corp.
2.250%, 05/05/21		148	149,545
3.300%, 05/03/27		16,929	18,646,187
American International Group, Inc.
4.875%, 06/01/22		1,425	1,520,058
1.500%, 06/08/23	EUR	2,000	2,227,696
4.125%, 02/15/24		10,069	10,891,923
3.750%, 07/10/25		9,247	9,865,961
3.900%, 04/01/26		6,429	6,954,867
4.200%, 04/01/28		2,100	2,281,208
American Water Capital Corp.
3.850%, 03/01/24		2,115	2,327,377
2.950%, 09/01/27		584	619,640
Ameriprise Financial, Inc.
4.000%, 10/15/23		3,722	4,062,553
# 2.875%, 09/15/26		6,175	6,462,593
AmerisourceBergen Corp.
3.400%, 05/15/24		1,223	1,293,748
3.450%, 12/15/27		3,000	3,261,660
Amgen, Inc.
3.625%, 05/22/24		6,399	6,972,506

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	3.125%, 05/01/25	3,200	$3,474,245
	2.600%, 08/19/26	10,375	11,075,956
Analog Devices, Inc.
	3.900%, 12/15/25	4,965	5,408,406
	3.500%, 12/05/26	11,977	12,967,764
Anthem, Inc.
	4.350%, 08/15/20	1,087	1,096,155
	3.125%, 05/15/22	1,277	1,323,940
	3.500%, 08/15/24	4,986	5,359,644
	3.650%, 12/01/27	4,000	4,362,965
	4.101%, 03/01/28	16,600	18,593,704
Aon Corp.
	5.000%, 09/30/20	810	821,042
	3.750%, 05/02/29	1,500	1,640,939
Aon P.L.C.
	4.000%, 11/27/23	4,000	4,247,969
	3.500%, 06/14/24	9,147	9,548,560
Apache Corp.
	3.250%, 04/15/22	1,667	1,500,523
Apple, Inc.
	3.250%, 02/23/26	19,942	22,143,445
	2.450%, 08/04/26	17,090	18,346,961
	3.350%, 02/09/27	33,607	37,628,319
#	3.000%, 06/20/27	11,436	12,637,756
#	3.000%, 11/13/27	26,919	29,766,231
Applied Materials, Inc.
	3.300%, 04/01/27	16,750	18,469,448
Archer-Daniels-Midland Co.
	2.500%, 08/11/26	4,942	5,244,945
Arizona Public Service Co.
	3.150%, 05/15/25	9,580	10,233,354
Arrow Electronics, Inc.
	3.875%, 01/12/28	12,338	12,331,409
Assurant, Inc.
	4.000%, 03/15/23	6,399	6,545,224
AT&T, Inc.
	4.000%, 01/15/22	1,152	1,201,558
#	3.550%, 06/01/24	2,980	3,150,893
	3.950%, 01/15/25	8,885	9,586,121
	3.400%, 05/15/25	15,079	15,982,210
	3.600%, 07/15/25	12,500	13,351,405
	3.800%, 02/15/27	8,782	9,473,525
Autodesk, Inc.
	4.375%, 06/15/25	3,015	3,274,206
	3.500%, 06/15/27	12,009	13,288,337
Automatic Data Processing, Inc.
	3.375%, 09/15/25	12,356	13,708,350
AutoZone, Inc.
	2.875%, 01/15/23	11,988	12,343,882
	3.125%, 07/15/23	1,270	1,332,447
	3.250%, 04/15/25	6,203	6,552,355
	3.125%, 04/21/26	988	1,027,779

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Avnet, Inc.
4.625%, 04/15/26		5,560	$5,957,694
AXIS Specialty Finance P.L.C.
4.000%, 12/06/27		20,320	21,625,205
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		1,900	1,806,822
Baltimore Gas & Electric Co.
2.400%, 08/15/26		692	719,818
Bank of America Corp.
4.000%, 04/01/24		6,120	6,642,182
3.875%, 08/01/25		2,350	2,573,567
(r) 3.419%, 12/20/28		15,341	16,434,581
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24		10,524	11,485,299
# 3.000%, 02/24/25		1,913	2,060,303
1.600%, 04/24/25		21,050	21,359,719
2.800%, 05/04/26		7,088	7,515,660
Baxter International, Inc.
2.600%, 08/15/26		4,951	5,263,852
Bemis Co., Inc.
4.500%, 10/15/21		640	657,962
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		14,000	14,333,419
Berkshire Hathaway, Inc.
0.750%, 03/16/23	EUR	650	721,206
3.125%, 03/15/26		33,128	36,523,289
Best Buy Co., Inc.
# 4.450%, 10/01/28		19,493	20,549,450
Biogen, Inc.
2.900%, 09/15/20		14,678	14,722,803
4.050%, 09/15/25		8,950	9,939,123
2.250%, 05/01/30		2,700	2,684,398
Black Hills Corp.
4.350%, 05/01/33		1,750	1,959,919
BlackRock, Inc.
3.200%, 03/15/27		24,563	27,505,730
3.250%, 04/30/29		6,942	7,774,726
2.400%, 04/30/30		20,000	20,754,487
Boeing Co. (The)
8.750%, 08/15/21		977	1,013,388
2.500%, 03/01/25		6,399	5,733,192
2.600%, 10/30/25		2,568	2,250,512
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	2,000	2,133,825
2.150%, 11/25/22	EUR	4,020	4,411,148
3.600%, 06/01/26		4,494	4,693,227
Bristol-Myers Squibb Co.
2.000%, 08/01/22		4,244	4,331,859

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Ω	4.000%, 08/15/23		8,237	$9,097,493
Ω	3.625%, 05/15/24		4,433	4,874,938
Brown & Brown, Inc.
	4.200%, 09/15/24		4,660	4,905,841
Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27		15,000	14,843,752
Burlington Northern Santa Fe LLC
#	3.000%, 04/01/25		4,279	4,635,597
#	7.000%, 12/15/25		858	1,131,345
CA, Inc.
	4.700%, 03/15/27		17,502	18,181,775
Campbell Soup Co.
	2.500%, 08/02/22		1,939	1,977,056
	3.300%, 03/19/25		4,045	4,310,381
	4.150%, 03/15/28		5,628	6,367,804
Capital One Financial Corp.
	4.750%, 07/15/21		1,956	2,020,820
	3.750%, 04/24/24		4,607	4,774,673
	0.800%, 06/12/24	EUR	2,650	2,683,907
	3.200%, 02/05/25		2,700	2,752,966
	3.750%, 03/09/27		14,165	14,418,824
	3.800%, 01/31/28		5,600	5,695,484
Cardinal Health, Inc.
	4.625%, 12/15/20		640	650,362
	3.200%, 06/15/22		3,840	3,939,274
#	3.410%, 06/15/27		17,718	18,934,161
Cargill, Inc.
Ω	2.125%, 04/23/30		6,060	6,130,704
Caterpillar, Inc.
	2.600%, 06/26/22		2,531	2,609,081
CenterPoint Energy Resources Corp.
	4.500%, 01/15/21		1,549	1,569,963
	4.000%, 04/01/28		4,800	5,305,941
Charles Schwab Corp. (The)
	3.000%, 03/10/25		12,777	13,562,825
Chevron Corp.
	2.954%, 05/16/26		11,356	12,271,661
Chubb INA Holdings, Inc.
	2.875%, 11/03/22		1,852	1,932,259
	2.700%, 03/13/23		2,965	3,106,358
	3.350%, 05/15/24		5,120	5,551,992
Cigna Corp.
Ω	3.900%, 02/15/22		4,767	4,961,333
Ω	3.500%, 06/15/24		8,342	8,908,705
Ω	3.250%, 04/15/25		4,500	4,794,964
Ω	3.400%, 03/01/27		14,920	15,939,210
	4.375%, 10/15/28		500	571,468
	2.400%, 03/15/30		2,000	2,016,968
Cincinnati Financial Corp.
	6.920%, 05/15/28		4,000	5,232,068
Citigroup, Inc.
	4.500%, 01/14/22		1,472	1,545,476

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	3.750%, 06/16/24	2,560	$2,734,975
	3.300%, 04/27/25	5,679	6,010,655
	Clorox Co. (The)
	3.100%, 10/01/27	5,077	5,602,628
	3.900%, 05/15/28	16,112	18,318,533
	CME Group, Inc.
	3.000%, 03/15/25	2,833	3,077,303
	CMS Energy Corp.
	3.875%, 03/01/24	1,725	1,844,932
	3.600%, 11/15/25	3,163	3,426,029
	3.000%, 05/15/26	4,942	5,207,932
	CNA Financial Corp.
	4.500%, 03/01/26	22,057	23,455,188
	Coca-Cola Co. (The)
#	3.200%, 11/01/23	13,789	15,012,853
	2.250%, 09/01/26	12,603	13,374,797
	2.900%, 05/25/27	13,535	14,912,307
Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22	2,731	3,303,638
	Comcast Corp.
	3.375%, 08/15/25	4,946	5,415,369
	3.150%, 03/01/26	9,198	10,013,128
	3.150%, 02/15/28	5,000	5,440,915
	4.250%, 10/15/30	5,000	6,015,957
	7.050%, 03/15/33	2,200	3,318,743
	Comerica, Inc.
	4.000%, 02/01/29	6,000	6,345,865
	Conagra Brands, Inc.
	3.200%, 01/25/23	4,643	4,827,997
	4.850%, 11/01/28	970	1,135,317
	ConocoPhillips Co.
#	4.950%, 03/15/26	14,112	16,263,431
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	1,280	1,349,432
	Constellation Brands, Inc.
	3.600%, 02/15/28	10,825	11,492,252
	3.150%, 08/01/29	7,000	7,197,176
	Corning, Inc.
	3.700%, 11/15/23	2,710	2,825,375
	Costco Wholesale Corp.
#	3.000%, 05/18/27	19,300	21,324,626
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	7,309,195
Ω	3.500%, 08/15/27	1,200	1,267,997
	CSX Corp.
	4.250%, 06/01/21	748	767,315
	CVS Health Corp.
	2.800%, 07/20/20	1,913	1,912,770
	2.125%, 06/01/21	1,285	1,295,679
	3.375%, 08/12/24	11,857	12,626,100
	3.875%, 07/20/25	13,408	14,666,458

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.250%, 08/15/29		4,000	$4,271,924
Danaher Corp.
#	3.350%, 09/15/25		1,483	1,614,377
Deere & Co.
	5.375%, 10/16/29		467	595,507
Discover Bank
	4.650%, 09/13/28		2,800	2,965,985
Discovery Communications LLC
	3.500%, 06/15/22		7,694	7,864,409
	3.250%, 04/01/23		640	656,969
#	3.900%, 11/15/24		5,376	5,634,904
	3.450%, 03/15/25		5,671	5,820,219
Dollar General Corp.
	3.250%, 04/15/23		5,733	6,064,351
	4.150%, 11/01/25		1,604	1,783,201
Dollar Tree, Inc.
	4.200%, 05/15/28		21,641	23,228,737
Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20		4,666	4,689,261
Dominion Energy, Inc.
	3.900%, 10/01/25		10,013	10,951,209
Dow Chemical Co. (The)
	3.500%, 10/01/24		6,952	7,285,854
DTE Energy Co.
	3.850%, 12/01/23		960	1,018,727
	2.850%, 10/01/26		1,000	1,018,707
	6.375%, 04/15/33		2,305	3,057,671
Duke Energy Corp.
#	3.750%, 04/15/24		5,205	5,661,156
DXC Technology Co.
	4.450%, 09/18/22		3,200	3,274,588
#	4.750%, 04/15/27		35,329	35,895,037
E*TRADE Financial Corp.
	4.500%, 06/20/28		8,496	9,545,096
Eastman Chemical Co.
	4.500%, 01/15/21		88	88,338
	3.600%, 08/15/22		297	307,672
	1.500%, 05/26/23	EUR	7,630	8,482,267
	3.800%, 03/15/25		9,527	9,967,503
Eaton Corp.
	4.000%, 11/02/32		11,775	13,332,524
Eaton Vance Corp.
	3.500%, 04/06/27		10,462	11,168,730
eBay, Inc.
	3.800%, 03/09/22		5,177	5,402,885
	2.600%, 07/15/22		1,688	1,730,540
	3.600%, 06/05/27		13,375	14,466,700
Ecolab, Inc.
	4.350%, 12/08/21		480	507,911
	2.700%, 11/01/26		4,448	4,737,490
Electronic Arts, Inc.
	4.800%, 03/01/26		15,000	17,408,854

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Emerson Electric Co.
	3.150%, 06/01/25		5,312	$5,780,017
Enterprise Products Operating LLC
	5.200%, 09/01/20		480	484,767
	3.900%, 02/15/24		1,680	1,781,912
	3.700%, 02/15/26		4,976	5,298,837
	6.875%, 03/01/33		700	827,422
EOG Resources, Inc.
#	4.100%, 02/01/21		1,722	1,752,908
#	3.150%, 04/01/25		6,718	7,081,521
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		6,590	6,780,921
Evergy, Inc.
	4.850%, 06/01/21		2,466	2,530,546
Eversource Energy
	2.800%, 05/01/23		4,743	4,889,370
	4.250%, 04/01/29		1,000	1,147,720
Exelon Corp.
	2.450%, 04/15/21		370	372,808
	3.950%, 06/15/25		417	460,508
	3.400%, 04/15/26		20,540	22,300,151
Exxon Mobil Corp.
#	3.176%, 03/15/24		2,929	3,126,639
#	2.440%, 08/16/29		1,500	1,544,635
FedEx Corp.
#	2.625%, 08/01/22		2,607	2,665,483
	1.000%, 01/11/23	EUR	8,560	9,291,508
#	4.000%, 01/15/24		6,991	7,524,148
	3.200%, 02/01/25		1,744	1,828,050
#	3.400%, 02/15/28		5,250	5,413,319
	4.900%, 01/15/34		2,075	2,431,817
Fifth Third Bancorp
#	3.950%, 03/14/28		26,032	29,531,610
FirstEnergy Corp.
	7.375%, 11/15/31		2,368	3,468,832
Flex, Ltd.
	4.875%, 06/15/29		1,700	1,723,429
Fluor Corp.
	1.750%, 03/21/23	EUR	4,500	3,466,523
FMR LLC
Ω	4.950%, 02/01/33		2,400	3,034,444
Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		4,300	4,205,138
GATX Corp.
	3.250%, 03/30/25		5,120	5,219,177
	3.250%, 09/15/26		7,749	8,081,951
General Electric Co.
	6.750%, 03/15/32		29,038	35,955,346
General Mills, Inc.
	4.200%, 04/17/28		8,600	9,966,620

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
General Motors Financial Co., Inc.
	5.250%, 03/01/26		17,026	$16,340,454
	4.350%, 01/17/27		2,573	2,339,751
Georgia Power Co.
	3.250%, 04/01/26		3,000	3,224,576
#	3.250%, 03/30/27		15,966	16,962,169
Georgia-Pacific LLC
	7.750%, 11/15/29		1,000	1,461,695
Gilead Sciences, Inc.
	4.400%, 12/01/21		1,414	1,480,798
#	3.700%, 04/01/24		10,612	11,577,104
	3.650%, 03/01/26		8,806	9,882,032
Global Payments, Inc.
	4.800%, 04/01/26		7,031	8,031,776
	4.450%, 06/01/28		8,020	8,948,072
Goldman Sachs Group, Inc. (The)
	6.000%, 06/15/20		42	42,224
	5.250%, 07/27/21		2,240	2,339,365
	4.000%, 03/03/24		26,404	28,335,051
	3.750%, 05/22/25		8,213	8,768,798
	3.750%, 02/25/26		5,350	5,761,382
	3.800%, 03/15/30		8,000	8,742,836
	6.125%, 02/15/33		967	1,270,354
Halliburton Co.
#	3.500%, 08/01/23		333	328,129
#	3.800%, 11/15/25		304	294,205
Harley-Davidson, Inc.
#	3.500%, 07/28/25		5,593	5,574,133
Hasbro, Inc.
	3.500%, 09/15/27		3,300	3,156,385
Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		6,965	7,567,542
Honeywell International, Inc.
	2.500%, 11/01/26		9,698	10,332,989
Hormel Foods Corp.
	4.125%, 04/15/21		1,479	1,504,647
Humana, Inc.
	3.850%, 10/01/24		7,825	8,439,648
Huntington Bancshares, Inc.
	3.150%, 03/14/21		1,582	1,605,640
	2.300%, 01/14/22		2,292	2,323,600
Hyatt Hotels Corp.
	3.375%, 07/15/23		1,936	1,851,493
Illinois Tool Works, Inc.
	1.250%, 05/22/23	EUR	1,000	1,126,014
	3.500%, 03/01/24		6,399	6,942,372
Intel Corp.
#	2.700%, 12/15/22		413	433,880
#	3.150%, 05/11/27		2,500	2,753,756
	4.000%, 12/15/32		3,200	3,982,076

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Intercontinental Exchange, Inc.
	3.750%, 12/01/25		12,500	$13,896,500
International Business
	Machines Corp.
#	3.375%, 08/01/23		4,409	4,752,771
#	3.625%, 02/12/24		9,600	10,457,357
#	3.300%, 01/27/27		26,154	29,030,360
International Paper Co.
	3.650%, 06/15/24		7,850	8,380,557
	3.800%, 01/15/26		3,050	3,355,121
Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		3,903	4,096,474
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		6,594	6,831,900
JM Smucker Co. (The)
	3.500%, 03/15/25		6,042	6,539,344
Johnson & Johnson
	2.450%, 03/01/26		3,212	3,460,166
Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	13,315	14,527,137
	3.625%, 07/02/24		915	959,738
JPMorgan Chase & Co.
	2.750%, 02/01/23	EUR	5,750	6,667,672
	3.625%, 05/13/24		12,131	13,064,495
	3.900%, 07/15/25		21,116	23,212,520
	3.200%, 06/15/26		676	720,075
	2.950%, 10/01/26		500	523,999
Juniper Networks, Inc.
#	4.500%, 03/15/24		4,224	4,523,907
#	3.750%, 08/15/29		4,000	4,223,378
Kellogg Co.
	3.250%, 04/01/26		13,739	14,625,294
	3.400%, 11/15/27		14,600	15,722,855
	7.450%, 04/01/31		6,959	10,122,686
Keurig Dr Pepper, Inc.
#	3.400%, 11/15/25		5,885	6,305,623
KeyBank NA
#	3.300%, 06/01/25		750	804,367
KeyCorp
	2.900%, 09/15/20		319	320,828
	5.100%, 03/24/21		101	104,416
Kimberly-Clark Corp.
	2.400%, 06/01/23		1,920	2,000,919
Kraft Heinz Foods Co.
	3.950%, 07/15/25		14,836	15,523,090
Kroger Co. (The)
#	3.850%, 08/01/23		3,341	3,582,934
	7.500%, 04/01/31		16,177	22,891,034

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
L3Harris Technologies, Inc.
Ω	3.950%, 05/28/24		2,469	$2,632,615
Laboratory Corp. of America Holdings
	4.000%, 11/01/23		3,840	4,108,821
	3.600%, 09/01/27		2,500	2,697,197
Lam Research Corp.
	3.800%, 03/15/25		4,094	4,524,213
	4.000%, 03/15/29		3,000	3,496,855
Lear Corp.
	3.800%, 09/15/27		5,000	4,637,438
Legg Mason, Inc.
#	3.950%, 07/15/24		4,736	4,816,409
	4.750%, 03/15/26		9,317	10,052,001
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		10,665	11,948,144
Lockheed Martin Corp.
	2.900%, 03/01/25		4,480	4,802,513
	3.550%, 01/15/26		4,800	5,381,918
Loews Corp.
	2.625%, 05/15/23		3,761	3,850,105
	3.750%, 04/01/26		10,670	11,423,129
Lowe’s Cos., Inc.
	3.120%, 04/15/22		292	301,540
	3.375%, 09/15/25		5,183	5,630,974
LYB International Finance II BV
	1.875%, 03/02/22	EUR	4,900	5,417,045
	3.500%, 03/02/27		4,166	4,276,347
LyondellBasell Industries NV
	5.750%, 04/15/24		5,827	6,444,963
Magellan Midstream Partners L.P.
	4.250%, 02/01/21		1,516	1,527,054
Manufacturers & Traders Trust Co.
#	2.900%, 02/06/25		8,028	8,513,492
Marathon Petroleum Corp.
	3.625%, 09/15/24		8,191	7,873,591
Marriott International, Inc.
	2.875%, 03/01/21		609	597,090
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		8,320	8,895,095
Mastercard, Inc.
	1.100%, 12/01/22	EUR	405	451,963
#	2.950%, 11/21/26		2,700	2,958,408
Maxim Integrated Products, Inc.
	3.450%, 06/15/27		5,931	6,229,027
McDonald’s Corp.
	2.200%, 05/26/20		802	802,706
	3.500%, 07/15/20		4,915	4,937,707
	2.000%, 06/01/23	EUR	3,100	3,560,604

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
0.625%, 01/29/24	EUR	8,900	$9,768,491
McKesson Corp.
3.796%, 03/15/24		3,348	3,591,708
4.750%, 05/30/29		7,500	8,857,188
Medtronic, Inc.
3.500%, 03/15/25		880	981,683
Merck & Co., Inc.
2.750%, 02/10/25		11,609	12,601,029
3.400%, 03/07/29		5,000	5,759,369
MetLife, Inc.
3.600%, 04/10/24		6,140	6,698,642
Microsoft Corp.
# 2.700%, 02/12/25		1,567	1,696,861
2.400%, 08/08/26		29,634	31,874,333
# 3.300%, 02/06/27		14,692	16,575,582
Molson Coors Beverage Co.
3.500%, 05/01/22		2,787	2,845,863
3.000%, 07/15/26		18,416	18,168,936
Morgan Stanley
5.500%, 07/28/21		165	173,034
3.875%, 04/29/24		8,982	9,683,730
3.875%, 01/27/26		18,683	20,531,373
3.625%, 01/20/27		19,726	21,461,261
7.250%, 04/01/32		7,000	10,138,973
Mosaic Co. (The)
4.250%, 11/15/23		2,565	2,607,179
4.050%, 11/15/27		6,000	5,975,431
Motorola Solutions, Inc.
3.750%, 05/15/22		1,799	1,861,737
# 3.500%, 03/01/23		3,200	3,279,430
4.600%, 05/23/29		4,700	5,311,827
MPLX L.P.
4.125%, 03/01/27		12,020	11,605,276
Mylan NV
3.950%, 06/15/26		18,167	19,286,124
Mylan, Inc.
# 4.200%, 11/29/23		4,480	4,663,933
Nasdaq, Inc.
4.250%, 06/01/24		1,666	1,807,637
National Oilwell Varco, Inc.
2.600%, 12/01/22		1,046	983,156
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		2,708	4,196,242
NetApp, Inc.
3.250%, 12/15/22		1,088	1,116,999
3.300%, 09/29/24		3,451	3,606,570
Newmont Corp.
3.625%, 06/09/21		3,975	4,026,389
NextEra Energy Capital Holdings, Inc.
4.500%, 06/01/21		828	850,252
3.550%, 05/01/27		25,641	28,185,411

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
NIKE, Inc.
	2.375%, 11/01/26	28,083	$30,037,664
NiSource, Inc.
	3.850%, 02/15/23	2,335	2,458,505
Noble Energy, Inc.
#	3.850%, 01/15/28	9,750	7,780,071
Northern Trust Corp.
	1.950%, 05/01/30	14,100	14,036,575
Northrop Grumman Corp.
	#3.250%, 08/01/23	988	1,056,529
Nucor Corp.
	3.950%, 05/01/28	10,245	11,181,692
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,748	2,953,165
NVIDIA Corp.
	3.200%, 09/16/26	3,800	4,210,603
Ohio Power Co.
	5.375%, 10/01/21	2,308	2,451,504
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	6,057	6,433,601
ONEOK, Inc.
	4.000%, 07/13/27	6,623	5,888,553
Oracle Corp.
	2.950%, 05/15/25	19,000	20,379,820
	2.650%, 07/15/26	39,785	42,325,650
	3.250%, 11/15/27	36,794	40,332,736
O’Reilly Automotive, Inc.
#	3.600%, 09/01/27	21,580	22,366,507
Packaging Corp. of America
	4.500%, 11/01/23	3,888	4,244,447
Parker-Hannifin Corp.
	3.300%, 11/21/24	3,093	3,249,947
	3.250%, 06/14/29	6,200	6,536,386
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	1,000	1,005,655
PepsiCo, Inc.
	2.750%, 03/05/22	2,810	2,918,463
	3.500%, 07/17/25	10,309	11,528,108
PerkinElmer, Inc.
	3.300%, 09/15/29	1,700	1,719,002
Pfizer, Inc.
	3.000%, 12/15/26	42,108	47,238,491
	3.450%, 03/15/29	5,000	5,756,921
Philip Morris International, Inc.
#	3.250%, 11/10/24	7,098	7,689,873
	3.125%, 08/17/27	2,000	2,160,497
	3.375%, 08/15/29	6,000	6,618,797
Phillips 66
	4.300%, 04/01/22	2,235	2,330,828
Phillips 66 Partners L.P.
	3.550%, 10/01/26	23,603	23,521,580

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
	3.750%, 03/01/28	3,265	$3,162,145
PNC Bank NA
	2.950%, 02/23/25	8,093	8,569,154
	3.250%, 06/01/25	8,000	8,584,907
PNC Financial Services Group, Inc. (The)
	4.375%, 08/11/20	267	269,387
#	3.300%, 03/08/22	795	827,114
PPG Industries, Inc.
#	3.750%, 03/15/28	12,376	13,903,111
	2.800%, 08/15/29	2,603	2,721,041
PPL Capital Funding, Inc.
	3.400%, 06/01/23	3,334	3,464,124
	3.100%, 05/15/26	11,200	11,750,495
Precision Castparts Corp.
	3.250%, 06/15/25	30,987	33,669,627
Principal Financial Group, Inc.
	3.125%, 05/15/23	4,444	4,607,358
	3.400%, 05/15/25	5,700	6,035,111
	3.100%, 11/15/26	5,472	5,798,014
Procter & Gamble Co. (The)
	2.450%, 11/03/26	1,077	1,177,119
#	2.850%, 08/11/27	12,850	14,368,327
Progress Energy, Inc.
	4.400%, 01/15/21	1,225	1,240,861
	7.750%, 03/01/31	2,500	3,545,619
Prudential Financial, Inc.
	3.878%, 03/27/28	1,215	1,362,749
PSEG Power LLC
	4.300%, 11/15/23	5,815	6,057,738
Puget Energy, Inc.
#	6.000%, 09/01/21	7,900	8,226,911
QUALCOMM, Inc.
#	3.450%, 05/20/25	15,743	17,287,312
Quest Diagnostics, Inc.
	3.500%, 03/30/25	384	413,202
Raytheon Technologies Corp.
	7.500%, 09/15/29	615	898,642
Reinsurance Group of America, Inc.
	5.000%, 06/01/21	960	993,887
	4.700%, 09/15/23	3,840	4,045,199
	3.950%, 09/15/26	16,189	17,358,504
Republic Services, Inc.
	3.550%, 06/01/22	4,488	4,683,816
Rockwell Automation, Inc.
	2.875%, 03/01/25	5,738	6,037,280
Roper Technologies, Inc.
	3.000%, 12/15/20	1,285	1,295,025
Royal Caribbean Cruises, Ltd.
#	7.500%, 10/15/27	2,780	2,176,496

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
# 3.700%, 03/15/28	7,922	$5,178,243
salesforce.com, Inc.
3.700%, 04/11/28	12,800	14,580,735
Sempra Energy
2.850%, 11/15/20	3,650	3,678,642
4.050%, 12/01/23	2,205	2,361,664
3.550%, 06/15/24	6,528	6,880,756
Sherwin-Williams Co. (The)
3.450%, 08/01/25	6,794	7,319,395
3.450%, 06/01/27	1,035	1,113,571
2.950%, 08/15/29	6,000	6,212,481
Southern Co. (The)
3.250%, 07/01/26	8,992	9,600,053
Southern Power Co.
4.150%, 12/01/25	5,433	5,945,885
Southwest Airlines Co.
2.650%, 11/05/20	2,140	2,134,279
3.000%, 11/15/26	9,166	8,385,687
Southwest Gas Corp.
3.700%, 04/01/28	2,900	3,178,090
Stanley Black & Decker, Inc.
# 2.300%, 03/15/30	3,000	3,019,650
Starbucks Corp.
# 3.850%, 10/01/23	1,231	1,325,709
State Street Corp.
# 3.300%, 12/16/24	13,947	15,218,895
3.550%, 08/18/25	8,254	9,084,450
Steelcase Inc.
5.125%, 01/18/29	3,000	3,277,255
Stryker Corp.
2.625%, 03/15/21	896	906,818
3.375%, 05/15/24	512	552,058
3.375%, 11/01/25	11,427	12,612,400
3.650%, 03/07/28	25,656	28,602,112
Sysco Corp.
2.600%, 10/01/20	2,965	2,973,018
3.750%, 10/01/25	685	705,439
3.300%, 07/15/26	18,844	18,880,325
3.250%, 07/15/27	4,934	4,924,735
Target Corp.
2.500%, 04/15/26	4,468	4,838,161
TCI Communications, Inc.
7.875%, 02/15/26	1,520	2,002,939
TD Ameritrade Holding Corp.
2.950%, 04/01/22	1,785	1,833,022
3.625%, 04/01/25	7,358	7,934,519
Texas Instruments, Inc.
2.900%, 11/03/27	3,500	3,843,065
TJX Cos., Inc. (The)
# 2.250%, 09/15/26	20,681	21,001,286
Toyota Motor Credit Corp.
2.150%, 09/08/22	6,000	6,152,413
Truist Financial Corp.
2.900%, 03/03/21	748	757,838

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.700%, 06/05/25		14,345	$15,738,441
TWDC Enterprises 18 Corp.
# 3.150%, 09/17/25		9,588	10,379,953
Tyson Foods, Inc.
4.500%, 06/15/22		5,527	5,841,016
U.S. Bank NA
2.800%, 01/27/25		5,950	6,322,413
Union Pacific Corp.
2.750%, 04/15/23		640	667,112
3.250%, 01/15/25		9,515	10,194,341
3.950%, 09/10/28		22,950	26,058,637
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	850	925,483
# 3.050%, 11/15/27		2,127	2,321,886
UnitedHealth Group, Inc.
2.750%, 02/15/23		8,672	9,064,477
3.750%, 07/15/25		12,530	13,998,201
3.100%, 03/15/26		1,290	1,404,701
3.850%, 06/15/28		1,500	1,728,451
Unum Group
4.000%, 03/15/24		5,051	5,206,977
3.875%, 11/05/25		1,977	1,892,119
4.000%, 06/15/29		7,000	7,107,230
US Bancorp
# 2.350%, 01/29/21		806	812,713
Valero Energy Corp.
3.400%, 09/15/26		8,918	8,873,965
7.500%, 04/15/32		580	729,917
Verizon Communications, Inc.
3.376%, 02/15/25		531	581,999
2.625%, 08/15/26		2,026	2,154,547
4.125%, 03/16/27		3,000	3,478,369
4.329%, 09/21/28		2,000	2,366,116
4.016%, 12/03/29		17,153	19,951,912
ViacomCBS, Inc.
4.500%, 03/01/21		1,856	1,919,495
4.250%, 09/01/23		640	675,014
3.875%, 04/01/24		4,899	5,044,823
3.500%, 01/15/25		2,364	2,373,851
2.900%, 01/15/27		26,061	25,032,387
# 7.875%, 07/30/30		1,137	1,500,282
Visa, Inc.
3.150%, 12/14/25		14,555	16,100,947
2.050%, 04/15/30		37,050	38,094,069
VMware, Inc.
3.900%, 08/21/27		1,024	1,037,196
Walgreen Co.
3.100%, 09/15/22		3,807	3,923,194
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		7,828	7,989,042
3.450%, 06/01/26		1,465	1,528,134
Walmart, Inc.
3.700%, 06/26/28		5,000	5,795,366

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
#	3.250%, 07/08/29	8,465	$9,647,763
	2.375%, 09/24/29	14,101	15,136,272
Walt Disney Co. (The)
	3.700%, 09/15/24	14,364	15,717,778
Waste Management, Inc.
#	4.600%, 03/01/21	1,831	1,866,519
	3.500%, 05/15/24	4,942	5,348,306
#	3.125%, 03/01/25	3,460	3,728,629
WEC Energy Group, Inc.
	2.450%, 06/15/20	1,658	1,658,300
	3.550%, 06/15/25	6,271	6,776,045
Wells Fargo & Co.
	2.600%, 07/22/20	297	298,032
	3.500%, 03/08/22	2,768	2,868,340
	3.000%, 02/19/25	16,264	17,066,840
	3.000%, 04/22/26	9,473	9,924,528
	3.000%, 10/23/26	1,490	1,557,932
	5.375%, 02/07/35	500	648,274
WestRock MWV LLC
	8.200%, 01/15/30	19,367	26,487,016
Whirlpool Corp.
	4.700%, 06/01/22	1,920	2,003,005
	3.700%, 05/01/25	15,463	15,891,284
	4.750%, 02/26/29	1,300	1,392,510
Williams Cos., Inc. (The)
#	4.000%, 09/15/25	12,364	12,629,393
	3.750%, 06/15/27	7,863	7,842,120
Wisconsin Electric Power Co.
	3.100%, 06/01/25	3,200	3,420,460
WRKCo, Inc.
#	4.200%, 06/01/32	1,800	2,038,086
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	5,634	5,882,465
Zoetis, Inc.
	3.000%, 09/12/27	26,275	28,430,867

TOTAL UNITED STATES			3,930,084,049

TOTAL BONDS			5,430,466,036

U.S. TREASURY OBLIGATIONS — (20.1%)
U.S. Treasury Bonds
	6.750%, 08/15/26	38,863	54,078,915
	6.625%, 02/15/27	44,651	62,966,349
	6.125%, 11/15/27	29,407	41,603,164

		Face
		Amount^	Value†
		(000)
	5.250%, 11/15/28	10,442	$14,513,703
	5.250%, 02/15/29	60,685	84,954,259
	6.125%, 08/15/29	35,585	53,421,531
	6.250%, 05/15/30	45,710	70,779,388
	5.375%, 02/15/31	45,000	67,259,180
U.S. Treasury Notes
	2.125%, 05/15/25	28,730	31,217,628
	2.000%, 08/15/25	10,000	10,833,984
	2.250%, 11/15/25	98,895	108,691,786
	1.625%, 02/15/26	90,499	96,509,019
	1.625%, 05/15/26	80,000	85,456,250
	1.500%, 08/15/26	83,787	88,994,550
	1.625%, 09/30/26	45,000	48,190,430
	2.000%, 11/15/26	40,000	43,828,125
	1.625%, 11/30/26	39,750	42,599,268
	1.500%, 01/31/27	59,500	63,351,230
	2.250%, 02/15/27	60,000	66,923,437
	2.375%, 05/15/27	81,200	91,572,032
	2.250%, 08/15/27	50,000	56,123,047
	2.250%, 11/15/27	79,018	88,932,627
	2.750%, 02/15/28	88,300	102,962,629
	2.875%, 05/15/28	45,000	53,094,726
	2.875%, 08/15/28	63,000	74,618,086
	3.125%, 11/15/28	75,000	90,744,141
	2.625%, 02/15/29	50,000	58,623,047
	2.375%, 05/15/29	48,000	55,398,750
#	1.625%, 08/15/29	60,000	65,428,125
#	1.750%, 11/15/29	45,000	49,640,625
#	1.500%, 02/15/30	30,000	32,437,500

TOTAL U.S. TREASURY OBLIGATIONS			1,955,747,531

TOTAL INVESTMENT SECURITIES (Cost $8,631,369,558)			9,314,877,392

		Shares
SECURITIES LENDING COLLATERAL — (4.3%)
@§	The DFA Short Term Investment Fund	35,900,831	415,408,520

TOTAL INVESTMENTS — (100.0%) (Cost $9,046,731,825)			$9,730,285,912

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

As of April 30, 2020, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	42,512,365	GBP	34,020,003	State Street Bank and Trust	05/19/20	$(337,975)
USD	22,073,359	CAD	31,008,760	JP Morgan	06/23/20	(206,354)
USD	81,727,010	SEK	815,478,567	UBS AG	07/16/20	(1,920,396)
USD	81,266,922	EUR	74,813,364	JP Morgan	07/20/20	(846,391)
USD	134,750,197	EUR	123,928,352	State Street Bank and Trust	07/24/20	(1,282,419)
USD	71,883,588	EUR	65,894,786	State Street Bank and Trust	07/27/20	(451,984)

Total (Depreciation)						$(5,045,519)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$165,975,864	—	$165,975,864
Belgium	—	44,444,382	—	44,444,382
Canada	—	126,227,622	—	126,227,622
Denmark	—	44,390,863	—	44,390,863
Finland	—	1,097,520	—	1,097,520
France	—	109,217,688	—	109,217,688
Germany	—	127,519,544	—	127,519,544
Ireland	—	1,587,195	—	1,587,195
Italy	—	14,446,225	—	14,446,225
Japan	—	182,748,686	—	182,748,686
Netherlands	—	126,037,242	—	126,037,242
Norway	—	14,112,170	—	14,112,170
Spain	—	70,780,458	—	70,780,458
Supranational Organization Obligations	—	24,605,604	—	24,605,604
Sweden	—	99,752,300	—	99,752,300
Switzerland	—	75,877,100	—	75,877,100
United Kingdom	—	271,561,524	—	271,561,524
United States	—	3,930,084,049	—	3,930,084,049
Agency Obligations	—	1,928,663,825	—	1,928,663,825
U.S. Treasury Obligations	—	1,955,747,531	—	1,955,747,531
Securities Lending Collateral	—	415,408,520	—	415,408,520
Forward Currency Contracts**	—	(5,045,519)	—	(5,045,519)

TOTAL	—	$9,725,240,393	—	$9,725,240,393

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Face
		Amount±	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (18.9%)
Treasury Inflation Protected Security
#	0.125%, 04/15/21	27,186	$29,222,225
	0.125%, 01/15/22	22,000	24,922,074
	0.125%, 04/15/22	36,900	38,918,822
	0.125%, 01/15/23	20,300	22,744,242
	2.375%, 01/15/25	24,873	38,414,884
	0.625%, 01/15/26	13,150	15,088,647
	1.750%, 01/15/28	5,300	7,612,262
	3.625%, 04/15/28	11,900	25,000,774
#	2.500%, 01/15/29	2,500	3,772,895
	3.875%, 04/15/29	6,100	13,202,388

TOTAL U.S. TREASURY OBLIGATIONS			218,899,213

		Shares
AFFILIATED INVESTMENT COMPANIES — (77.8%)
	Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	40,710,842	564,659,377
	Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	33,967,532	338,656,296

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			903,315,673

TOTAL INVESTMENT SECURITIES (Cost $1,057,917,155)			1,122,214,886

TEMPORARY CASH INVESTMENTS — (1.3%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	15,481,408	15,481,408

SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	1,951,609	22,582,071

TOTAL INVESTMENTS — (100.0%) (Cost $1,095,978,683)			$1,160,278,365

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$218,899,213	—	$218,899,213
Affiliated Investment Companies	$903,315,673	—	—	903,315,673
Temporary Cash Investments	15,481,408	—	—	15,481,408
Securities Lending Collateral	—	22,582,071	—	22,582,071

TOTAL	$918,797,081	$241,481,284	—	$1,160,278,365

See accompanying Notes to Financial Statements.

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000%, 02/15/46	17,555	$24,669,970
0.875%, 02/15/47	53,015	71,830,726
1.000%, 02/15/48	52,685	72,294,555
1.000%, 02/15/49	52,900	72,097,301

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 184,221,923)		240,892,552

TOTAL INVESTMENTS — (100.0%) (Cost $ 184,221,923)		$240,892,552

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$240,892,552	—	$240,892,552

TOTAL	—	$240,892,552	—	$240,892,552

See accompanying Notes to Financial Statements.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.1%)
Treasury Inflation Protected Security
0.125%, 01/15/23	0	$125
0.625%, 01/15/26	261,000	299,478,088
0.125%, 07/15/26	396,950	442,174,862
0.375%, 01/15/27	445,000	499,598,917
2.375%, 01/15/27	167,500	254,367,037
0.375%, 07/15/27	401,500	449,234,940
0.500%, 01/15/28	71,100	79,514,056
1.750%, 01/15/28	221,700	318,422,343
3.625%, 04/15/28	172,500	362,406,180
0.750%, 07/15/28	91,000	102,754,824
0.875%, 01/15/29	413,500	470,248,065
2.500%, 01/15/29	282,500	426,337,154
3.875%, 04/15/29	185,745	402,012,707
0.250%, 07/15/29	129,500	139,427,093
3.375%, 04/15/32	207,000	436,942,480
2.125%, 02/15/40	148,000	256,816,598

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 4,616,637,336)		4,939,735,469

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 0.216%	43,611,852	43,611,852

TOTAL INVESTMENTS — (100.0%) (Cost $ 4,660,249,188)		$4,983,347,321

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$4,939,735,469	—	$4,939,735,469
Temporary Cash Investments	$43,611,852	—	—	43,611,852

TOTAL	$43,611,852	$4,939,735,469	—	$4,983,347,321

See accompanying Notes to Financial Statements.

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
BONDS — (85.4%)
AUSTRALIA — (3.3%)
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	200	$218,188
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	3,800	4,165,894
Australia & New Zealand Banking Group Ltd.
(r)	2.152%, 05/17/21		2,000	1,990,653
Australia & New Zealand Banking Group, Ltd.
	2.550%, 11/23/21		2,700	2,757,116
(r)Ω	2.553%, 11/23/21		4,000	4,000,787
	2.625%, 05/19/22		250	256,387
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		4,974	5,114,217
	2.750%, 03/10/22		200	205,638
	0.500%, 07/11/22	EUR	2,500	2,736,742
National Australia Bank, Ltd.
	2.800%, 01/10/22		3,000	3,092,829
	0.875%, 01/20/22	EUR	1,700	1,877,233
	2.500%, 05/22/22		1,635	1,676,040
	0.350%, 09/07/22	EUR	1,600	1,751,543
Westpac Banking Corp.
	2.100%, 05/13/21		461	465,296
	2.800%, 01/11/22		11,749	12,052,763
	0.250%, 01/17/22	EUR	450	489,972

TOTAL AUSTRALIA				42,851,298

BELGIUM — (1.9%)
Anheuser-Busch InBev Finance, Inc.
	3.700%, 02/01/24		400	432,863
Anheuser-Busch InBev SA
	0.800%, 04/20/23	EUR	1,700	1,885,139
	Dexia Credit Local SA
	2.000%, 01/22/21	EUR	2,000	2,225,539
	0.200%, 03/16/21	EUR	5,000	5,494,721
	0.250%, 06/02/22	EUR	350	387,007
	0.750%, 01/25/23	EUR	7,750	8,707,703
	0.250%, 06/01/23	EUR	5,400	5,998,671

TOTAL BELGIUM				25,131,643

CANADA — (9.3%)
Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		371	373,069

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
Bank of Montreal
(r)	1.181%, 06/15/20		3,000	$3,000,163
(r)	1.651%, 07/13/20		1,990	1,988,560
	3.100%, 07/13/20		5,000	5,022,109
(r)	2.428%, 08/27/21		800	801,480
Bank of Nova Scotia (The)
	2.350%, 10/21/20		8,005	8,070,678
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		1,568	1,516,716
Enbridge, Inc.
	2.900%, 07/15/22		6,010	6,043,439
Export Development Canada Floating Rate Note
(r)	0.355%, 01/31/22	GBP	4,000	5,030,158
Husky Energy, Inc.
	3.950%, 04/15/22		682	665,821
Province of Ontario Canada Floating Rate Note
(r)	0.928%, 10/27/21	CAD	10,000	7,206,581
Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,304,185
Royal Bank of Canada Floating Rate Note
(r)	0.310%, 07/24/20	EUR	1,000	1,096,049
	2.350%, 10/30/20		11,000	11,095,605
(r)	1.150%, 04/30/21		11,812	11,799,989
	1.583%, 09/13/21	CAD	6,000	4,327,095
	1.968%, 03/02/22	CAD	2,300	1,672,401
	2.000%, 03/21/22	CAD	7,000	5,097,209
Toronto-Dominion Bank (The)
	3.150%, 09/17/20		2,000	2,018,101
	2.500%, 12/14/20		16,681	16,854,038
	1.994%, 03/23/22	CAD	16,300	11,868,981
	3.005%, 05/30/23	CAD	5,000	3,777,219
	0.625%, 07/20/23	EUR	7,300	8,000,742

TOTAL CANADA				120,630,388

DENMARK — (0.2%)
Danske Bank A.S.
Ω	2.750%, 09/17/20		3,000	3,013,620

FINLAND — (1.3%)
Municipality Finance P.L.C. Floating Rate Note
(r)	1.001%, 10/26/20		3,000	3,003,453
(r)	1.742%, 02/17/21		5,000	4,998,680

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
FINLAND — (Continued)
Nordea Bank Abp
Ω	2.500%, 09/17/20		4,000	$4,018,741
Ω	2.250%, 05/27/21		3,800	3,854,669
	0.300%, 06/30/22	EUR	1,000	1,096,709

TOTAL FINLAND				16,972,252

FRANCE — (3.0%)
Agence Francaise de Developpement EPIC Floating Rate Note
(r)	1.119%, 06/07/21		3,000	3,000,783
Agence Francaise de Developpement EPIC
	0.500%, 10/25/22	EUR	500	559,040
BNP Paribas SA
	2.375%, 05/21/20		500	500,322
Ω	2.950%, 05/23/22		2,500	2,542,706
BPCE SA
	2.650%, 02/03/21		1,300	1,310,101
Caisse d’Amortissement de la Dette Sociale
	0.500%, 05/25/23	EUR	2,500	2,813,473
Credit Agricole SA
Ω	3.375%, 01/10/22		2,000	2,041,244
Electricite de France SA
Ω	2.350%, 10/13/20		1,000	1,002,302
Pernod Ricard SA
Ω	5.750%, 04/07/21		5,000	5,203,693
Sanofi
	0.500%, 03/21/23	EUR	5,900	6,561,888
	2.500%, 11/14/23	EUR	3,500	4,155,390
Societe Generale S.A.
Ω	4.250%, 09/14/23		5,000	5,279,299
Societe Generale SA
Ω	3.250%, 01/12/22		2,000	2,034,599
Total Capital International SA
	0.250%, 07/12/23	EUR	1,500	1,635,145

TOTAL FRANCE				38,639,985

GERMANY — (5.8%)
BMW Finance NV
	0.625%, 10/06/23	EUR	2,200	2,406,822
BMW US Capital LLC
(r)Ω	2.207%, 08/13/21		5,463	5,324,728
Ω	3.450%, 04/12/23		2,000	2,062,773
Daimler Finance North America LLC
Ω	2.700%, 08/03/20		3,085	3,078,952
Ω	2.850%, 01/06/22		3,000	2,990,851
Daimler Finance North America, LLC
(r)Ω	2.133%, 02/22/21		2,125	2,075,105

			Face
			Amount^	Value†
			(000)
GERMANY — (Continued)
Deutsche Bahn Finance GMBH
	4.375%, 09/23/21	EUR	850	$987,280
Deutsche Bank AG
	2.950%, 08/20/20		1,900	1,898,723
Landwirtschaftliche Rentenbank Floating Rate Note
(r)	1.713%, 06/03/21		4,806	4,818,400
Landwirtschaftliche Rentenbank
	0.050%, 06/12/23	EUR	2,500	2,771,864
NRW Bank
(r)	1.774%, 02/08/21		16,600	16,601,660
	0.000%, 08/10/22	EUR	3,500	3,860,941
	0.125%, 07/07/23	EUR	2,400	2,662,915
NRW. Bank Floating Rate Note
(r)	1.374%, 03/05/21		12,600	12,600,000
State of North Rhine-Westphalia Germany
	0.200%, 04/17/23	EUR	1,000	1,110,578
Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		4,000	4,002,353
(r)Ω	2.477%, 11/13/20		2,890	2,862,114
Ω	4.000%, 11/12/21		3,000	3,047,184

TOTAL GERMANY				75,163,243

ITALY — (0.2%)
Enel Finance International NV
Ω	2.875%, 05/25/22		2,500	2,514,334

JAPAN — (6.4%)
American Honda Finance Corp.
	2.450%, 09/24/20		3,000	3,008,968
(r)	1.923%, 02/12/21		3,000	2,975,654
(r)	2.091%, 11/05/21		1,000	984,461
	0.550%, 03/17/23	EUR	3,000	3,237,440
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,770	1,780,587
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		2,905	2,949,973
	2.190%, 09/13/21		1,104	1,113,514
Mizuho Bank, Ltd.
Ω	2.700%, 10/20/20		2,000	2,015,964
Mizuho Financial Group, Inc.
(r)	1.913%, 09/13/21		1,786	1,785,555
	2.953%, 02/28/22		5,000	5,114,184

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
JAPAN — (Continued)
Nissan Motor Acceptance Corp. Floating Rate Note
(r)Ω	1.261%, 03/15/21		200	$190,342
Nissan Motor Acceptance Corp.
(r)Ω	1.825%, 09/21/21		730	671,971
Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		5,000	5,198,082
Sumitomo Mitsui Financial Group, Inc.
(r)	2.679%, 03/09/21		1,000	1,004,026
	2.934%, 03/09/21		5,000	5,079,484
	2.058%, 07/14/21		400	402,416
Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	5,000	5,554,664
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	8,500	6,145,562
	2.350%, 07/18/22	CAD	3,000	2,181,307
	2.700%, 01/25/23	CAD	4,000	2,941,600
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	738	802,802
Toyota Motor Credit Corp. Floating Rate Note
(r)	1.892%, 01/08/21		1,652	1,645,691
	1.900%, 04/08/21		10,500	10,564,853
	1.000%, 09/10/21	EUR	1,800	1,980,613
(r)	1.677%, 10/07/21		7,000	6,916,221
	2.600%, 01/11/22		3,000	3,066,136
	3.300%, 01/12/22		1,561	1,612,507
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	1,000	1,088,288
	0.625%, 09/26/23	EUR	1,500	1,640,839

TOTAL JAPAN				83,653,704

NETHERLANDS — (4.0%)
Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	1,000	1,163,380
Allianz Finance II BV Floating Rate Note
(r)	0.031%, 12/07/20	EUR	1,000	1,094,541
BNG Bank NV
	0.050%, 07/11/23	EUR	9,000	9,960,681
Cooperatieve Rabobank UA
	4.500%, 01/11/21		3,000	3,073,369
#	2.750%, 01/10/22		5,000	5,123,984
ING Bank NV
Ω	2.750%, 03/22/21		3,000	3,047,215

			Face
			Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	Nederlandse Waterschapsbank NV Floating Rate Note
(r)	1.744%, 11/10/20		6,500	$6,498,006
	Shell International Finance BV
	2.125%, 05/11/20		2,200	2,200,353
	1.875%, 05/10/21		1,900	1,907,515
	1.750%, 09/12/21		8,500	8,540,460
	1.250%, 03/15/22	EUR	2,006	2,227,186
	1.000%, 04/06/22	EUR	6,000	6,644,925

	TOTAL NETHERLANDS			51,481,615

NORWAY — (0.3%)
	Equinor ASA
	5.625%, 03/11/21	EUR	800	916,031
	Kommunalbanken A.S. Floating Rate Note
(r)	0.824%, 03/12/21		2,250	2,249,119
	Kommunalbanken A.S.
(r)Ω	0.824%, 03/12/21		1,200	1,199,530

	TOTAL NORWAY			4,364,680

SPAIN — (0.5%)
	Banco Santander SA
	3.848%, 04/12/23		2,000	2,075,261
	Santander Holdings USA, Inc.
	3.700%, 03/28/22		780	791,217
	3.400%, 01/18/23		2,150	2,163,855
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		750	759,034
Telefonica Emisiones SA
	5.462%, 02/16/21		1,000	1,029,928

TOTAL SPAIN				6,819,295

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.2%)
	Asian Development Bank
(r)	0.751%, 12/15/21		5,400	5,385,690
	Council Of Europe Development Bank
	0.125%, 05/25/23	EUR	3,000	3,337,316
	EUROFIMA
(r)	1.782%, 11/15/21		11,350	11,401,869
	European Financial Stability Facility
	0.125%, 10/17/23	EUR	1,000	1,114,572
	European Stability Mechanism
	0.100%, 07/31/23	EUR	14,500	16,135,126

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	Inter-American Development Bank
(r)	1.419%, 07/15/21		1,123	$1,126,251
	Inter-American Investment Corp.
(r)	1.401%, 10/12/21		1,500	1,500,450
	International Bank for Reconstruction & Development Floating Rate Note
(r)	0.566%, 05/15/24	GBP	1,000	1,252,573

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			41,253,847

SWEDEN — (2.4%)
	Kommuninvest I Sverige AB
	0.750%, 02/22/23	SEK	70,000	7,282,988
	1.000%, 11/13/23	SEK	27,410	2,887,077
	Skandinaviska Enskilda Banken AB
(r)Ω	2.122%, 05/17/21		4,823	4,803,936
	Svensk Exportkredit AB
(r)	0.893%, 12/13/21		7,000	7,001,795
	Svenska Handelsbanken AB
	1.875%, 09/07/21		447	451,546
Swedbank AB
	0.300%, 09/06/22	EUR	3,000	3,270,454
	0.250%, 11/07/22	EUR	4,400	4,788,960
	0.400%, 08/29/23	EUR	250	272,804

	TOTAL SWEDEN			30,759,560

SWITZERLAND — (1.0%)
	Credit Suisse AG
	3.000%, 10/29/21		480	491,366
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	1,500	1,659,906
	Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	1,000	1,266,160
Novartis Finance SA
	0.750%, 11/09/21	EUR	200	221,448
	0.500%, 08/14/23	EUR	3,000	3,341,921
	0.125%, 09/20/23	EUR	3,000	3,309,214
	UBS Group Funding Switzerland AG Floating Rate Note
(r)	3.091%, 04/14/21		2,850	2,876,901

	TOTAL SWITZERLAND			13,166,916

			Face
			Amount^	Value†
			(000)
UNITED KINGDOM — (3.4%)
	AstraZeneca P.L.C.
	2.375%, 11/16/20		5,071	$5,100,189
	Barclays P.L.C.
	3.250%, 01/12/21		3,500	3,525,165
	3.200%, 08/10/21		5,500	5,558,509
	BAT International Finance P.L.C.
Ω	3.250%, 06/07/22		7,900	8,107,897
	BP Capital Markets P.L.C.
(r)	1.611%, 09/16/21		137	134,464
	1.117%, 01/25/24	EUR	3,000	3,289,436
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		700	731,941
	3.600%, 05/25/23		775	812,847
	HSBC USA, Inc.
	2.750%, 08/07/20		4,000	4,016,197
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,156	1,168,886
	3.000%, 01/11/22		2,500	2,539,855
	Mead Johnson Nutrition Co.
#	3.000%, 11/15/20		700	706,106
	Praxair, Inc.
	1.200%, 02/12/24	EUR	6,625	7,531,963
	Unilever Capital Corp.
	4.250%, 02/10/21		1,200	1,234,070

	TOTAL UNITED KINGDOM			44,457,525

UNITED STATES — (39.2%)
3M Co.
	1.875%, 11/15/21	EUR	2,600	2,916,695
	AbbVie, Inc.
	2.500%, 05/14/20		6,000	6,002,220
	2.900%, 11/06/22		1,000	1,040,304
	Aetna, Inc.
	2.750%, 11/15/22		825	849,906
	Agilent Technologies, Inc.
	3.200%, 10/01/22		2,000	2,064,725
Aircastle Ltd.
	5.500%, 02/15/22		4,500	4,291,339
Albemarle Corp.
	4.150%, 12/01/24		600	624,592
Allergan Finance LLC
	3.250%, 10/01/22		2,300	2,359,388
Allergan Funding SCS
	3.450%, 03/15/22		7,800	7,994,272
Altria Group, Inc.
	4.750%, 05/05/21		500	515,888
American Express Co.
	2.500%, 08/01/22		7,383	7,540,435
	American International Group, Inc.
	3.375%, 08/15/20		3,000	3,017,016
	6.400%, 12/15/20		2,475	2,551,184

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.300%, 03/01/21		500	$507,261
	4.875%, 06/01/22		1,400	1,493,390
Anthem, Inc.
	3.125%, 05/15/22		1,907	1,977,097
	3.300%, 01/15/23		825	868,799
Aon Corp.
	5.000%, 09/30/20		2,710	2,746,945
Aon P.L.C.
	3.500%, 06/14/24		200	208,780
Apache Corp.
	3.250%, 04/15/22		134	120,618
Apple, Inc.
(r)	2.813%, 02/23/21		496	499,888
(r)	2.234%, 02/09/22		3,800	3,805,530
	1.000%, 11/10/22	EUR	2,700	3,040,007
Ares Capital Corp.
#	4.200%, 06/10/24		938	895,457
Assurant, Inc.
	4.000%, 03/15/23		3,000	3,068,553
AT&T, Inc.
	2.450%, 06/30/20		1,331	1,332,359
#	4.600%, 02/15/21		1,000	1,014,595
(r)	2.169%, 07/15/21		5,000	4,992,885
	4.000%, 01/15/22		1,500	1,564,529
	3.000%, 06/30/22		620	637,900
Autodesk, Inc.
	3.600%, 12/15/22		1,000	1,042,972
AutoZone, Inc.
	3.700%, 04/15/22		750	773,703
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22		3,000	3,026,084
Baltimore Gas & Electric Co.
	3.350%, 07/01/23		610	645,679
Bank of America Corp.
	2.625%, 10/19/20		2,500	2,516,987
	3.300%, 01/11/23		500	524,156
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		5,000	5,239,296
BB&T Corp.
	2.050%, 05/10/21		731	737,843
Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	1,500	1,658,000
	0.750%, 03/16/23	EUR	600	665,729
Biogen, Inc.
	2.900%, 09/15/20		1,500	1,504,579
	3.625%, 09/15/22		4,500	4,754,271
Boeing Co
	2.800%, 03/01/23		1,000	963,272
Booking Holdings, Inc.
#	2.750%, 03/15/23		4,500	4,575,999
	3.650%, 03/15/25		1,697	1,754,914
	4.100%, 04/13/25		1,536	1,625,874

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Bristol-Myers Squibb Co.
Ω	2.750%, 02/15/23	5,500	$5,780,621
Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22	5,000	5,093,905
Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22	3,000	3,038,055
Campbell Soup Co.
	2.500%, 08/02/22	1,000	1,019,626
	3.650%, 03/15/23	3,143	3,306,786
Capital One Financial Corp.
	3.200%, 01/30/23	6,000	6,110,786
Cardinal Health, Inc.
	4.625%, 12/15/20	1,700	1,727,525
Caterpillar Financial Services Corp.
(r)	1.872%, 05/15/20	3,000	2,999,935
(r)	0.971%, 03/15/21	4,000	3,986,090
#	1.700%, 08/09/21	1,000	1,008,072
(r)	1.279%, 09/07/21	1,319	1,304,228
	2.625%, 03/01/23	500	518,673
Chevron Corp.
#	2.419%, 11/17/20	800	805,196
#	2.498%, 03/03/22	4,680	4,839,370
Chubb INA Holdings, Inc.
	2.300%, 11/03/20	425	427,217
Church & Dwight Co., Inc.
	2.875%, 10/01/22	1,000	1,023,540
Cigna Corp.
Ω	3.900%, 02/15/22	1,866	1,942,070
Cisco Systems, Inc.
	1.850%, 09/20/21	4,700	4,778,349
Citigroup, Inc.
	3.875%, 10/25/23	530	566,359
Citizens Bank N.A.
	3.700%, 03/29/23	8,178	8,566,453
CMS Energy Corp.
	5.050%, 03/15/22	2,549	2,692,937
CNA Financial Corp.
	5.750%, 08/15/21	880	922,806
Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22	1,159	1,402,020
Comcast Corp.
(r)	1.873%, 10/01/21	5,765	5,755,009
Conagra Brands, Inc.
	3.200%, 01/25/23	2,075	2,157,677
Constellation Brands, Inc.
	2.700%, 05/09/22	7,000	7,116,057
	3.200%, 02/15/23	1,706	1,778,533
Cox Communications, Inc.
Ω	3.250%, 12/15/22	975	1,014,927

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
CVS Health Corp.
	2.125%, 06/01/21	500	$504,155
	3.500%, 07/20/22	2,500	2,606,066
	2.750%, 12/01/22	2,500	2,586,812
Discovery Communications LLC
	3.250%, 04/01/23	1,489	1,528,480
	3.450%, 03/15/25	200	205,263
Dollar General Corp.
	3.250%, 04/15/23	2,320	2,454,090
Dollar Tree, Inc.
	3.700%, 05/15/23	8,393	8,791,722
Dominion Energy Gas Holdings LLC
(r)	1.341%, 06/15/21	4,500	4,460,167
DTE Energy Co.
	3.300%, 06/15/22	503	518,186
Duke Energy Corp.
	2.400%, 08/15/22	1,357	1,392,134
DXC Technology Co.
	4.125%, 04/15/25	1,700	1,714,036
E*TRADE Financial Corp.
	2.950%, 08/24/22	8,280	8,453,068
eBay, Inc.
	2.750%, 01/30/23	417	429,336
Edison International
#	2.950%, 03/15/23	2,998	2,998,439
Electronic Arts, Inc.
	3.700%, 03/01/21	2,000	2,040,853
Enel Finance International N.V.
Ω	4.250%, 09/14/23	1,000	1,059,725
Energy Transfer Operating L.P.
	4.650%, 06/01/21	1,180	1,179,408
Enterprise Products
	Operating LLC
	3.350%, 03/15/23	1,200	1,243,901
Equifax, Inc.
	3.950%, 06/15/23	5,000	5,223,721
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	1,000	1,028,971
Exelon Generation Co. LLC
	4.000%, 10/01/20	600	602,259
Exxon Mobil Corp.
#	2.397%, 03/06/22	11,161	11,442,688
FedEx Corp.
	3.200%, 02/01/25	300	314,458
Fifth Third Bancorp
	3.500%, 03/15/22	2,000	2,066,739
Flex, Ltd.
	5.000%, 02/15/23	8,000	8,348,836

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
GE Capital European Funding Un, Ltd. Co.
	0.800%, 01/21/22	EUR	2,400	$2,600,940
GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20		3,046	3,049,636
General Mills, Inc.
(r)	1.716%, 04/16/21		5,479	5,450,167
	3.150%, 12/15/21		500	513,969
	2.600%, 10/12/22		4,385	4,486,372
General Motors Financial Co., Inc.
	3.200%, 07/06/21		7,200	7,038,288
Gilead Sciences, Inc.
	2.550%, 09/01/20		1,000	1,006,020
Global Payments, Inc.
	3.750%, 06/01/23		4,480	4,719,158
Goldman Sachs Group, Inc. (The)
	5.750%, 01/24/22		5,500	5,886,331
Harley-Davidson Financial Services, Inc.
Ω	2.850%, 01/15/21		500	498,387
Ω	3.550%, 05/21/21		1,000	1,000,328
Ω	2.550%, 06/09/22		2,924	2,783,764
Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		3,800	3,823,978
(r)	1.464%, 03/12/21		500	495,291
	4.450%, 10/02/23		1,000	1,052,732
IBM Credit LLC
(r)	1.395%, 01/20/21		7,200	7,190,395
(r)	1.901%, 02/05/21		1,000	996,222
Intercontinental Exchange, Inc.
#	2.750%, 12/01/20		268	270,125
International Business Machines Corp.
	1.625%, 05/15/20		1,390	1,390,417
	0.375%, 01/31/23	EUR	1,000	1,096,667
JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,082,314
Johnson & Johnson
	0.250%, 01/20/22	EUR	1,000	1,104,884
JPMorgan Chase & Co.
	3.250%, 09/23/22		1,300	1,360,387
Kellogg Co.
	4.000%, 12/15/20		162	164,348
KeyCorp
	2.900%, 09/15/20		2,000	2,011,459
Kroger Co. (The)
	3.400%, 04/15/22		1,000	1,037,917
	2.800%, 08/01/22		500	517,647

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
	L3Harris Technologies, Inc.
Ω	4.950%, 02/15/21	701	$712,805
	Laboratory Corp. of America Holdings
	3.200%, 02/01/22	1,500	1,552,194
	4.000%, 11/01/23	5,000	5,350,027
	Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21	2,900	2,990,312
	LyondellBasell Industries NV
	6.000%, 11/15/21	3,853	4,050,366
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	1,500	1,590,712
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22	1,500	1,545,861
	McKesson Corp.
	2.700%, 12/15/22	2,451	2,517,917
	2.850%, 03/15/23	1,220	1,257,686
	Micron Technology, Inc.
	2.497%, 04/24/23	550	559,769
	Microsoft Corp.
	2.375%, 02/12/22	14,000	14,437,879
	2.650%, 11/03/22	5,950	6,255,661
	Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21	2,258	2,280,103
	Mondelez International, Inc.
	3.625%, 05/07/23	890	945,517
	Morgan Stanley
	2.800%, 06/16/20	3,000	3,005,460
	5.500%, 07/28/21	925	970,038
	3.125%, 01/23/23	3,000	3,119,664
	Mosaic Co. (The)
	3.750%, 11/15/21	1,000	998,080
	3.250%, 11/15/22	1,000	999,658
	Motorola Solutions, Inc.
	3.500%, 03/01/23	1,750	1,793,439
	Mylan, Inc.
	4.200%, 11/29/23	200	208,211
	National Oilwell Varco, Inc.
	2.600%, 12/01/22	2,403	2,258,628
	National Rural Utilities Cooperative Finance Corp.
(r)	1.750%, 06/30/21	7,000	6,923,678
	NBCUniversal Enterprise, Inc.
(r)Ω	1.833%, 04/01/21	3,500	3,500,282
	NetApp, Inc.
	3.250%, 12/15/22	2,000	2,053,307
	Newmont Corp.
	3.625%, 06/09/21	398	403,145
	Northrop Grumman Corp.
	3.500%, 03/15/21	535	544,950

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
NVIDIA Corp.
	2.200%, 09/16/21		575	$585,885
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		6,335	6,641,416
ONEOK, Inc.
	4.250%, 02/01/22		3,000	3,012,988
Oracle Corp.
	2.500%, 10/15/22		2,000	2,077,262
PACCAR Financial Corp.
	2.650%, 05/10/22		4,750	4,885,777
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		1,605	1,630,006
Ω	4.875%, 07/11/22		1,455	1,524,253
Ω	4.250%, 01/17/23		822	858,443
Ω	4.125%, 08/01/23		200	207,506
Pfizer, Inc.
	0.250%, 03/06/22	EUR	4,500	4,949,076
Philip Morris International, Inc.
	2.375%, 08/17/22		200	205,590
Phillips 66
	4.300%, 04/01/22		990	1,032,447
Principal Financial Group, Inc.
	3.300%, 09/15/22		1,516	1,563,486
	3.125%, 05/15/23		890	922,716
Procter & Gamble Co. (The)
	4.125%, 12/07/20	EUR	400	448,115
	2.000%, 08/16/22	EUR	1,600	1,830,756
Progress Energy, Inc.
	4.400%, 01/15/21		2,150	2,177,838
Prudential Financial, Inc.
	5.375%, 06/21/20		3,000	3,017,028
QUALCOMM, Inc.
	2.250%, 05/20/20		3,000	3,002,082
	2.600%, 01/30/23		6,690	6,974,843
Regions Financial Corp.
	2.750%, 08/14/22		2,750	2,796,531
Reinsurance Group of America, Inc.
	4.700%, 09/15/23		4,600	4,845,811
Ryder System, Inc.
	2.875%, 06/01/22		383	382,478
	3.400%, 03/01/23		1,200	1,215,290
Sempra Energy
	2.850%, 11/15/20		5,000	5,039,236
	4.050%, 12/01/23		735	787,221
Sherwin-Williams Co. (The)
	2.750%, 06/01/22		207	209,198
Southern Power Co.
#	2.500%, 12/15/21		539	547,467

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Stryker Corp.
2.625%, 03/15/21		2,378	$2,406,710
Sunoco Logistics Partners Operations L.P.
4.650%, 02/15/22		1,050	1,048,954
3.450%, 01/15/23		740	721,872
Sysco Corp.
2.600%, 10/01/20		3,970	3,980,735
3.550%, 03/15/25		1,900	1,981,722
Thermo Fisher Scientific, Inc.
3.000%, 04/15/23		1,200	1,262,250
Truist Financial Corp.
2.900%, 03/03/21		3,000	3,039,459
2.750%, 04/01/22		1,090	1,118,171
Tyson Foods, Inc.
4.500%, 06/15/22		2,000	2,113,630
United Parcel Service, Inc.
2.450%, 10/01/22		300	311,210
3.900%, 04/01/25		2,000	2,230,095
UnitedHealth Group, Inc.
2.700%, 07/15/20		439	440,506
2.125%, 03/15/21		2,000	2,021,014
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	1,096,044
Viacom, Inc.
3.875%, 12/15/21		2,740	2,821,071
ViacomCBS, Inc.
2.500%, 02/15/23		3,000	3,007,743
3.500%, 01/15/25		100	100,417
Walgreen Co.
3.100%, 09/15/22		1,500	1,545,782
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		500	510,286
Walmart, Inc.
(r) 1.425%, 06/23/21		4,880	4,872,924
Wells Fargo & Co.
2.094%, 04/25/22	CAD	1,000	723,539
Wells Fargo Bank NA
(r) 1.608%, 10/22/21		8,000	7,951,760
Whirlpool Corp.
3.700%, 03/01/23		2,170	2,305,264
Williams Cos., Inc. (The)
3.700%, 01/15/23		1,190	1,204,046
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/22		950	974,555
3.550%, 04/01/25		800	835,281
Zoetis, Inc.
3.250%, 02/01/23		2,976	3,104,021

TOTAL UNITED STATES			509,981,548

TOTAL BONDS			1,110,855,453

		Face
		Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (11.6%)
Treasury Inflation Protected Security
~±«	1.125%, 01/15/21	33,107	$32,846,403
U.S. Treasury Notes
(r)	0.345%, 07/31/21	88,000	88,172,558
(r)	0.425%, 10/31/21	29,500	29,604,244

TOTAL U.S. TREASURY OBLIGATIONS			150,623,205

CERTIFICATES OF DEPOSIT — (0.9%)
CANADA — (0.5%)
(r)	Canadian Imperial Bank of Commerce, Floating Rate Note	7,000,000	7,000,000

SINGAPORE — (0.4%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note	5,000,000	4,997,189

TOTAL CERTIFICATES OF DEPOSIT			11,997,189

TOTAL INVESTMENT SECURITIES (Cost $1,271,350,072)			1,273,475,847

COMMERCIAL PAPER — (1.8%)
	Dow Chemical Co.
	1.750%, 07/20/20	6,000	5,976,847
Ω	Stanley Works (The)
	0.966%, 09/02/20	10,000	9,973,368
Ω	Walt Disney Co.
	1.400%, 05/27/20	7,500	7,498,656

TOTAL COMMERCIAL PAPER			23,448,871

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	287,119	3,322,260

TOTAL INVESTMENTS — (100.0%) (Cost $1,298,108,281)			$1,300,246,978

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

As of April 30, 2020, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	8,140,242	USD	8,813,969	ANZ Securities	06/09/20	$112,580
GBP	1,022,899	USD	1,272,557	Citibank, N.A.	06/23/20	16,053
SEK	23,428,511	USD	2,371,657	Barclays Capital	07/15/20	31,492
EUR	3,043,530	USD	3,304,403	Citibank, N.A.	07/27/20	36,612

Total Appreciation						$196,737
USD	56,366,915	EUR	51,733,018	Barclays Capital	06/09/20	$(363,254)
USD	45,355,872	CAD	64,159,822	Barclays Capital	06/22/20	(742,631)
USD	8,689,902	GBP	7,031,162	Citibank, N.A.	06/23/20	(167,692)
USD	12,339,284	SEK	123,213,390	Citibank, N.A.	07/15/20	(299,168)
USD	44,242,712	EUR	40,626,950	Citibank, N.A.	07/16/20	(344,532)
USD	40,617,675	EUR	37,341,160	Citibank, N.A.	07/24/20	(370,651)
USD	50,604,305	EUR	46,392,735	Citibank, N.A.	07/27/20	(323,018)

Total (Depreciation)						$(2,610,946)

Total Appreciation (Depreciation)						$(2,414,209)

As of April 30, 2020, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	1.623% Fixed	CPI	Maturity	USD 38,000,000	06/20/20	—	—	$148,685	$148,685

Total Appreciation								$148,685	$148,685
Bank of America Corp.	2.340% Fixed	CPI	Maturity	USD 21,000,000	09/26/23	—	—	(1,557,420)	(1,557,420)
Bank of America Corp.	2.254% Fixed	CPI	Maturity	USD 30,000,000	10/24/23	—	—	(2,076,636)	(2,076,636)
Bank of America Corp.	2.228% Fixed	CPI	Maturity	USD 26,000,000	03/12/22	—	—	(1,308,724)	(1,308,724)
Bank of America Corp.	2.208% Fixed	CPI	Maturity	USD 26,000,000	02/01/23	—	—	(1,529,815)	(1,529,815)
Bank of America Corp.	1.769% Fixed	CPI	Maturity	USD 26,000,000	05/30/20	—	—	(44,581)	(44,581)
Bank of America Corp.	1.633% Fixed	CPI	Maturity	USD 27,000,000	04/14/21	—	—	(154,413)	(154,413)
Bank of America Corp.	1.628% Fixed	CPI	Maturity	USD 26,000,000	01/16/21	—	—	(674,055)	(674,055)
Bank of America Corp.	1.525% Fixed	CPI	Maturity	USD 43,000,000	08/31/21	—	—	(329,125)	(329,125)
Bank of America Corp.	1.435% Fixed	CPI	Maturity	USD 30,000,000	10/30/20	—	—	(137,993)	(137,993)
Bank of America Corp.	1.325%	CPI	Maturity	USD 42,000,000	02/26/21	—	—	(934,644)	(934,644)
Bank of America Corp.	1.244% Fixed	CPI	Maturity	USD 30,000,000	09/05/20	—	—	(564,503)	(564,503)
Bank of America Corp.	0.995%	CPI	Maturity	USD 48,000,000	03/04/21	—	—	(915,030)	(915,030)
Citibank, N.A.	2.318% Fixed	CPI	Maturity	USD 24,000,000	07/05/22	—	—	(1,402,002)	(1,402,002)

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	2.196% Fixed	CPI	Maturity	USD 24,000,000	05/31/23	—	—	$(1,501,161)	$(1,501,161)
Citibank, N.A.	2.190% Fixed	CPI	Maturity	USD 23,000,000	08/13/21	—	—	(969,964)	(969,964)
Citibank, N.A.	2.182% Fixed	CPI	Maturity	USD 23,000,000	01/19/23	—	—	(1,303,089)	(1,303,089)
Citibank, N.A.	2.149% Fixed	CPI	Maturity	USD 38,000,000	01/23/21	—	—	(1,255,981)	(1,255,981)
Citibank, N.A.	2.144% Fixed	CPI	Maturity	USD 44,000,000	01/11/21	—	—	(1,485,470)	(1,485,470)
Citibank, N.A.	2.041% Fixed	CPI	Maturity	USD 24,000,000	10/17/22	—	—	(1,010,378)	(1,010,378)
Citibank, N.A.	2.009% Fixed	CPI	Maturity	USD 42,000,000	10/23/22	—	—	(1,713,319)	(1,713,319)
Citibank, N.A.	1.998% Fixed	CPI	Maturity	USD 23,000,000	12/10/23	—	—	(1,291,783)	(1,291,783)
Citibank, N.A.	1.879% Fixed	CPI	Maturity	USD 54,000,000	07/26/21	—	—	(1,260,187)	(1,260,187)
Citibank, N.A.	1.849% Fixed	CPI	Maturity	USD 20,000,000	10/27/21	—	—	(475,561)	(475,561)
Citibank, N.A.	1.655% Fixed	CPI	Maturity	USD 40,000,000	07/20/20	—	—	(230,102)	(230,102)
Citibank, N.A.	1.640% Fixed	CPI	Maturity	USD 22,000,000	11/20/20	—	—	(511,656)	(511,656)
Citibank, N.A.	1.350% Fixed	CPI	Maturity	USD 43,000,000	08/07/20	—	—	(829,571)	(829,571)
Citibank, N.A.	1.350% Fixed	CPI	Maturity	USD 48,000,000	10/09/20	—	—	(997,233)	(997,233)
Citibank, N.A.	1.269%	CPI	Maturity	USD 40,000,000	02/12/21	—	—	(883,607)	(883,607)
Citibank, N.A.	0.530%	CPI	Maturity	USD 35,000,000	03/11/22	—	—	(377,492)	(377,492)
Deutsche Bank AG	2.333% Fixed	CPI	Maturity	USD 40,000,000	07/11/21	—	—	(1,771,142)	(1,771,142)
Deutsche Bank AG	2.289% Fixed	CPI	Maturity	USD 33,000,000	06/13/22	—	—	(1,849,028)	(1,849,028)
Deutsche Bank AG	2.203% Fixed	CPI	Maturity	USD 31,000,000	10/25/22	—	—	(1,735,136)	(1,735,136)
Deutsche Bank AG	2.128% Fixed	CPI	Maturity	USD 34,000,000	11/15/22	—	—	(1,801,357)	(1,801,357)
Deutsche Bank AG	1.938% Fixed	CPI	Maturity	USD 25,000,000	09/08/22	—	—	(900,071)	(900,071)
Deutsche Bank AG, London Branch	2.135% Fixed	CPI	Maturity	USD 30,000,000	04/05/21	—	—	(1,110,933)	(1,110,933)
Deutsche Bank AG, London Branch	1.983% Fixed	CPI	Maturity	USD 32,000,000	05/12/22	—	—	(1,320,368)	(1,320,368)
Deutsche Bank AG, London Branch	1.860% Fixed	CPI	Maturity	USD 60,000,000	06/30/20	—	—	(667,564)	(667,564)

Total (Depreciation)								$(38,881,094)	$(38,881,094)

Total Appreciation (Depreciation)								$(38,732,409)	$(38,732,409)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$42,851,298	—	$42,851,298
Belgium	—	25,131,643	—	25,131,643
Canada	—	120,630,388	—	120,630,388
Denmark	—	3,013,620	—	3,013,620
Finland	—	16,972,252	—	16,972,252
France	—	38,639,985	—	38,639,985
Germany	—	75,163,243	—	75,163,243
Italy	—	2,514,334	—	2,514,334
Japan	—	83,653,704	—	83,653,704

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$51,481,615	—	$51,481,615
Norway	—	4,364,680	—	4,364,680
Spain	—	6,819,295	—	6,819,295
Supranational Organization Obligations	—	41,253,847	—	41,253,847
Sweden	—	30,759,560	—	30,759,560
Switzerland	—	13,166,916	—	13,166,916
United Kingdom	—	44,457,525	—	44,457,525
United States	—	509,981,548	—	509,981,548
Certificates of Deposit	—	11,997,189	—	11,997,189
U.S. Treasury Obligations	—	150,623,205	—	150,623,205
Commercial Paper	—	23,448,871	—	23,448,871
Securities Lending Collateral	—	3,322,260	—	3,322,260
Forward Currency Contracts**	—	(2,414,209)	—	(2,414,209)
Swap Agreements**	—	(38,732,409)	—	(38,732,409)

TOTAL	—	$1,259,100,360	—	$1,259,100,360

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.3%)
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	$2,471,700

ALASKA — (0.6%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	900	948,114
5.000%, 09/01/23	600	676,494
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,914,562

TOTAL ALASKA		4,539,170

ARIZONA — (0.5%)
City of Phoenix (GO)
4.000%, 07/01/20	1,500	1,507,800
5.000%, 07/01/20	875	880,932
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	686,667
Scottsdale Municipal Property Corp. (RB) Series A
3.000%, 07/01/21	805	824,900

TOTAL ARIZONA		3,900,299

ARKANSAS — (1.0%)
Arkansas State (GO)
5.000%, 10/01/21	7,195	7,612,094

CALIFORNIA — (2.9%)
California State (GO)
~ 5.000%, 08/01/26	9,000	10,851,570
3.500%, 08/01/27	1,500	1,687,425
~ 5.000%, 08/01/27	4,000	4,929,040
California State (GO) Series B
5.000%, 09/01/25	3,140	3,704,572

TOTAL CALIFORNIA		21,172,607

COLORADO — (1.3%)
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,683,280

	Face
	Amount^	Value†
	(000)
COLORADO — (Continued)
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	$1,053,099
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	1,240	1,321,890
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,183,580
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,669,925

TOTAL COLORADO		9,911,774

CONNECTICUT — (0.3%)
City of Danbury (GO)
3.000%, 07/16/20	2,000	2,007,360

DELAWARE — (0.6%)
New Castle County (GO)
5.000%, 10/01/23	2,275	2,578,326
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,578,513

TOTAL DELAWARE		4,156,839

DISTRICT OF COLUMBIA — (1.7%)
District of Columbia (GO) Series A
5.000%, 06/01/20	1,900	1,906,080
District of Columbia (GO) Series E
5.000%, 06/01/21	2,550	2,662,710
5.000%, 06/01/26	1,875	2,283,525
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,588,798

TOTAL DISTRICT OF COLUMBIA		12,441,113

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
FLORIDA — (2.3%)
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	$6,075,950
Florida State (GO) Series A
5.000%, 06/01/23	700	784,126
5.000%, 07/01/24	500	579,360
Florida State (GO) Series B
5.000%, 06/01/20	3,300	3,310,857
5.000%, 06/01/23	650	728,117
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	2,156,995
State of Florida (GO) Series B
5.000%, 06/01/25	3,000	3,569,370

TOTAL FLORIDA		17,204,775

GEORGIA — (2.3%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,470,156
~ 5.000%, 07/01/27	8,000	10,050,000
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,709,312
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,788,955

TOTAL GEORGIA		17,018,423

HAWAII — (1.1%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,426,619
5.000%, 10/01/25	450	535,086
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	329,058
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,089,135
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	2,005,200
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,382,572
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	344,232

TOTAL HAWAII		8,111,902

	Face
	Amount^	Value†
	(000)
KANSAS — (1.5%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	600	$632,730
City of Lenexa (GO) Series B
5.000%, 09/01/20	1,610	1,632,411
City of Merriam (GO)
5.000%, 10/01/25	200	239,896
City of Wichita (GO) Series A
5.000%, 12/01/20	3,000	3,073,890
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,533,937
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,829,955
State of Kansas Department of Transportation (RB) Series B
5.000%, 09/01/20	1,975	2,002,373

TOTAL KANSAS		10,945,192

KENTUCKY — (0.8%)
Louisville & Jefferson County (GO) Series A
5.000%, 12/01/25	3,800	4,562,318
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,650,990

TOTAL KENTUCKY		6,213,308

LOUISIANA — (0.3%)
Louisiana State (GO) Series C
5.000%, 07/15/22	250	270,560
5.000%, 08/01/23	1,100	1,227,270
Louisiana State (GO) Series D-2
5.000%, 12/01/21	600	637,212

TOTAL LOUISIANA		2,135,042

MAINE — (0.1%)
Maine State (GO) Series B
5.000%, 06/01/23	495	554,331

MARYLAND — (9.7%)
Anne County Arundel (GO)
5.000%, 04/01/23	4,000	4,450,440
Baltimore County (GO)
5.000%, 08/01/21	500	525,760
3.000%, 11/01/24	5,015	5,384,605

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	$706,926
Harford County (GO) Series A
5.000%, 09/15/20	900	914,130
Howard County (GO) Series A
5.000%, 02/15/28	3,000	3,795,690
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,581,960
5.000%, 02/15/25	8,390	9,891,307
Maryland State (GO) Series A
~ 5.000%, 03/15/28	7,000	8,920,730
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,954,771
5.000%, 08/01/26	5,500	6,745,365
5.000%, 08/01/26	1,000	1,226,430
Maryland State (GO) Series C
5.000%, 08/01/20	2,000	2,021,500
Montgomery County (GO) Series C
~ 5.000%, 10/01/27	6,655	8,361,675
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,119,540
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
4.000%, 06/01/20	2,600	2,606,474
5.000%, 06/01/24	4,325	4,998,965
3.000%, 06/01/26	2,080	2,253,867

TOTAL MARYLAND		71,460,135

MASSACHUSETTS — (5.2%)
City of Quincy (GO)
2.000%, 01/15/21	10,000	10,087,000
Commonwealth of Massachusetts (GO) Series B
4.000%, 05/21/20	3,000	3,005,610
5.250%, 08/01/21	500	527,235
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,446,800
5.000%, 08/01/24	1,360	1,573,656

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	$1,253,170
Massachusetts Clean Water Trust (The) (RB)
5.000%, 08/01/20	400	404,140
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,939,483
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	11,677,320
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,172,730

TOTAL MASSACHUSETTS		38,087,144

MICHIGAN — (0.2%)
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,773,390

MINNESOTA — (3.2%)
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	7,159,000
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	8,347,010
~ 5.000%, 08/01/28	6,000	7,684,680
Minnesota State (GO) Series D
5.000%, 08/01/21	700	736,246

TOTAL MINNESOTA		23,926,936

MISSISSIPPI — (0.3%)
Mississippi State (GO) Series B
5.000%, 11/01/20	600	612,582
Mississippi State (GO) Series C
5.000%, 10/01/20	1,565	1,592,247

TOTAL MISSISSIPPI		2,204,829

MISSOURI — (0.7%)
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,774,100

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MISSOURI — (Continued)
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	$2,118,189

TOTAL MISSOURI		4,892,289

NEBRASKA — (1.4%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,511,890
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,622,084
5.000%, 12/15/26	3,975	4,915,763

TOTAL NEBRASKA		10,049,737

NEVADA — (3.4%)
City of Henderson NV (GO)
5.000%, 06/01/21	600	626,454
Clark County (GO) Series B
5.000%, 11/01/24	8,665	10,077,828
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	13,706,224
Washoe County School District (GO) Series F
5.000%, 06/01/21	900	937,602

TOTAL NEVADA		25,348,108

NEW HAMPSHIRE — (0.3%)
City of Dover (GO) Series C
5.000%, 07/01/20	220	221,492
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,235,660

TOTAL NEW HAMPSHIRE		2,457,152

NEW JERSEY — (1.3%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,096,810
City of Jersey (GO) Series A
3.000%, 01/13/21	3,000	3,030,960
Hudson County (GO)
5.000%, 09/01/20	1,000	1,013,860
Mercer County (GO) Series B
2.000%, 06/15/20	2,000	2,003,120
Ocean County (GO)
4.000%, 10/01/20	1,000	1,013,430
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	1,515	1,538,149

TOTAL NEW JERSEY		9,696,329

	Face
	Amount^	Value†
	(000)
NEW MEXICO — (1.5%)
New Mexico State (GO)
5.000%, 03/01/21	2,105	$2,176,275
New Mexico State Severance Tax Permanent Fund (RB) Series B
4.000%, 07/01/20	2,000	2,010,560
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,685,845

TOTAL NEW MEXICO		10,872,680

NEW YORK — (7.2%)
City of New York (GO) Series A-1
3.000%, 08/01/20	2,615	2,626,297
4.000%, 08/01/20	2,220	2,234,918
City of New York (GO) Series C
5.000%, 08/01/26	500	591,750
5.000%, 08/01/26	3,650	4,319,775
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,526,888
City of New York (GO) Series J
5.000%, 08/01/22	650	699,660
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	500	580,425
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	2,500	2,666,825
5.000%, 02/15/24	700	792,169
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	16,971,360
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	8,485,680
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	8,201,167
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	716,926

TOTAL NEW YORK		53,413,840

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NORTH CAROLINA — (3.1%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/21	1,800	$1,887,408
Gaston County (GO)
5.000%, 02/01/26	2,500	3,005,100
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,389,013
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	650	705,224
North Carolina State (GO) Series C
4.000%, 05/01/20	1,000	1,000,000
Wake County (GO)
5.000%, 09/01/24	4,000	4,659,760
Wake County (GO) Series C
5.000%, 03/01/25	7,530	8,900,385

TOTAL NORTH CAROLINA		22,546,890

NORTH DAKOTA — (0.1%)
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	545	564,963

OHIO — (5.3%)
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	4,939,571
City of Columbus (GO) Series A
4.000%, 08/15/25	3,500	3,989,650
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,431,080
Franklin County (GO)
5.000%, 06/01/21	1,830	1,911,087
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,333,936
~ 5.000%, 09/01/28	2,500	3,186,800
Ohio State (GO) Series B
5.000%, 08/01/20	650	656,845
~ 5.000%, 09/01/27	9,300	11,648,064
5.000%, 09/15/27	3,500	4,387,495
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,887,010

TOTAL OHIO		39,371,538

	Face
	Amount^	Value†
	(000)
OREGON — (1.4%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	$4,040,847
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,005	1,127,198
Oregon State (GO) Series A
5.000%, 05/01/20	1,800	1,800,000
5.000%, 05/01/21	800	832,712
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,259,121

TOTAL OREGON		10,059,878

PENNSYLVANIA — (0.6%)
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	3,925	4,213,252

RHODE ISLAND — (0.3%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	600	651,810
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,299,200

TOTAL RHODE ISLAND		1,951,010

SOUTH CAROLINA — (3.1%)
Beaufort County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	640	675,827
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/23	6,000	6,659,640
Charleston County School District (GO) (SCSDE) Series A
5.000%, 02/01/21	800	824,424
Clemson University (RB) Series B
5.000%, 05/01/25	750	884,303
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	3,148,860

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Richland County (GO) (BAN) (ST AID WITHHLDG)
3.000%, 02/25/21	5,000	$5,085,200
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	2,271,171
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,396,750

TOTAL SOUTH CAROLINA		22,946,175

TENNESSEE — (3.8%)
City of Kingsport (GO) Series A
5.000%, 09/01/21	510	537,683
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	5,000	5,235,650
5.000%, 01/01/26	5,000	5,997,700
Metropolitan Government of Nashville & Davidson County (GO) Series A
¤ 5.000%, 07/01/22 (Pre-refunded @ $100, 7/1/20)	1,095	1,102,501
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,545,012
Shelby County (GO)
5.000%, 04/01/25	5,000	5,903,000
Sullivan County (GO) Series A
5.000%, 04/01/21	1,000	1,037,090
Sumner County (GO)
5.000%, 06/01/21	650	678,658
5.000%, 12/01/21	900	958,302
Washington County (GO) Series A
4.000%, 06/01/26	1,705	1,961,994

TOTAL TENNESSEE		27,957,590

TEXAS — (15.8%)
City of Arlington (GO)
5.000%, 08/15/25	1,000	1,190,840
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,799,470

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
City of Frisco (GO) Series A
5.000%, 02/15/25	2,000	$2,351,760
City of Garland (GO) Series A
5.000%, 02/15/24	400	456,276
City of Houston (RN)
3.000%, 06/26/20	5,000	5,017,350
City of Houston (GO) Series A
5.000%, 03/01/27	5,000	6,156,900
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,433,320
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,690	9,956,394
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	939,337
5.000%, 02/01/26	2,850	3,431,058
City of Sugar Land (GO)
5.000%, 02/15/21	1,050	1,083,810
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	10,458,184
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	800	825,760
Dallas County Community College District (GO)
5.000%, 02/15/21	2,155	2,224,219
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,519,872
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/20	2,460	2,489,569
Georgetown Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	3,405	3,488,218
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,692,400
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,453,466

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	5,000	$6,146,750
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	3,368,988
Pflugerville Independent School District (GO) (PSF-GTD)
4.000%, 08/15/20	2,000	2,018,440
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,543,375
Texas State (GO)
~ 5.000%, 10/01/23	4,200	4,752,426
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	3,000	3,172,590
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	12,500	14,878,500
5.000%, 08/15/26	3,850	4,700,426
Ysleta Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/20	460	465,529

TOTAL TEXAS		117,015,227

UTAH — (0.5%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,405,328
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,119,530
Tooele County School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/22	650	703,891
Weber School District (GO) (SCH BD GTY)
5.000%, 06/15/21	650	679,835

TOTAL UTAH		3,908,584

VIRGINIA — (4.4%)
Arlington County (GO)
5.000%, 08/15/27	4,000	5,033,240
5.000%, 08/15/27	3,820	4,806,744

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	$5,269,868
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,314,032
City of Manassas (GO) (ST AID WITHHLDG) Series C
5.000%, 07/01/21	1,040	1,089,629
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/21	900	930,627
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/20	2,200	2,218,590
5.000%, 09/15/24	3,000	3,498,810
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	5,535	6,821,223
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	674,514
Virginia Resources Authority (RB) Series D
5.000%, 11/01/20	200	204,214

TOTAL VIRGINIA		32,861,491

WASHINGTON — (4.4%)
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,442,530
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,399,398
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	510	533,848
King County (GO) Series A
5.000%, 07/01/20	700	704,746
5.000%, 12/01/25	1,830	2,201,490
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	2,651,409
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	1,019,109

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/22	2,080	$2,290,496
Port of Seattle (GO)
5.000%, 06/01/21	3,150	3,289,230
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,480	1,805,171
Washington State (GO) Series A
5.000%, 08/01/21	500	525,440
Washington State (GO) Series C
5.000%, 02/01/25	1,930	2,265,067
Washington State (GO) Series R-2012C
4.000%, 07/01/21	150	155,398
Washington State (GO) Series R-2013A
5.000%, 07/01/20	2,775	2,794,314
Washington State (GO) Series R-2015
5.000%, 07/01/20	1,560	1,570,858
Washington State (GO) Series R-2018C
~ 5.000%, 08/01/27	4,800	5,996,736

TOTAL WASHINGTON		32,645,240

WISCONSIN — (5.2%)
City of Janesville (GO)
3.000%, 03/01/24	1,245	1,326,809

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) Series A
5.000%, 05/01/20	2,370	$2,370,000
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	7,146,165
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,510	1,855,186
~ 5.000%, 04/01/28	9,990	12,539,048
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	691,048
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,740,496
Oregon School District (GO)
3.000%, 03/01/21	1,900	1,932,072
Wisconsin State (GO) Series 1
5.000%, 05/01/20	2,300	2,300,000
5.000%, 11/01/24	4,025	4,700,435
Wisconsin State (GO) Series 2
5.000%, 11/01/20	800	816,896

TOTAL WISCONSIN		38,418,155

TOTAL MUNICIPAL BONDS Cost ($716,188,445)		739,038,491

TOTAL INVESTMENTS — (100.0%) (Cost $716,188,445)		$739,038,491

As of April 30, 2020, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

	Payments	Payments					Upfront	Upfront		Unrealized
	made	received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund	by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Citibank, N.A.	1.253% Fixed	CPI	Maturity	USD	12,000,000	02/11/22	—	—	$99,206	$99,206

Total Appreciation									$99,206	$99,206
Bank of America Corp.	2.373% Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	(1,894,521)	(1,894,521)
Bank of America Corp.	2.349% Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	(1,570,677)	(1,570,677)
Bank of America Corp.	2.349% Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	(1,457,184)	(1,457,184)
Bank of America Corp.	2.327% Fixed	CPI	Maturity	USD	17,000,000	07/30/24	—	—	(1,425,563)	(1,425,563)
Bank of America Corp.	2.243% Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	(1,499,196)	(1,499,196)

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Payments	Payments					Upfront	Upfront		Unrealized
	made	received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund	by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Bank of America Corp.	2.195% Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	$(1,045,779)	$(1,045,779)
Bank of America Corp.	2.192% Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	(1,165,737)	(1,165,737)
Bank of America Corp.	2.186% Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	(1,639,573)	(1,639,573)
Bank of America Corp.	2.177% Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	(964,972)	(964,972)
Bank of America Corp.	2.149% Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	(1,198,288)	(1,198,288)
Bank of America Corp.	2.064% Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	(782,394)	(782,394)
Bank of America Corp.	2.029% Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	(984,800)	(984,800)
Bank of America Corp.	2.004% Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	(877,196)	(877,196)
Bank of America Corp.	1.971% Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	(1,470,553)	(1,470,553)
Bank of America Corp.	1.902% Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	(873,998)	(873,998)
Bank of America Corp.	1.715% Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	(316,505)	(316,505)
Bank of America Corp.	1.706% Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	(205,325)	(205,325)
Bank of America Corp.	1.619% Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	(303,158)	(303,158)
Bank of America Corp.	1.610% Fixed	CPI	Maturity	USD	20,000,000	12/31/20	—	—	(228,343)	(228,343)
Bank of America Corp.	1.609% Fixed	CPI	Maturity	USD	17,000,000	06/24/21	—	—	(98,536)	(98,536)
Bank of America Corp.	1.548% Fixed	CPI	Maturity	USD	8,000,000	01/08/21	—	—	(61,679)	(61,679)
Bank of America Corp.	1.530% Fixed	CPI	Maturity	USD	19,000,000	12/24/20	—	—	(136,817)	(136,817)
Bank of America Corp.	0.022% Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	(1,133,382)	(1,133,382)
Citibank, N.A.	2.367% Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	(1,217,294)	(1,217,294)
Citibank, N.A.	2.171% Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	(804,725)	(804,725)
Citibank, N.A.	2.148% Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	(1,209,105)	(1,209,105)
Citibank, N.A.	2.141% Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	(1,457,645)	(1,457,645)
Citibank, N.A.	2.114% Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	(875,064)	(875,064)
Citibank, N.A.	2.112% Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	(753,451)	(753,451)
Citibank, N.A.	2.112% Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	(1,864,467)	(1,864,467)
Citibank, N.A.	2.102% Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	(865,396)	(865,396)
Citibank, N.A.	2.100% Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	(1,344,234)	(1,344,234)
Citibank, N.A.	2.088% Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	(1,161,582)	(1,161,582)
Citibank, N.A.	2.005% Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	(767,669)	(767,669)
Citibank, N.A.	1.986% Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	(950,892)	(950,892)
Citibank, N.A.	1.789% Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	(766,216)	(766,216)
Citibank, N.A.	1.752% Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	(443,854)	(443,854)
Citibank, N.A.	1.698% Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	(378,947)	(378,947)
Citibank, N.A.	1.678% Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	(555,575)	(555,575)
Citibank, N.A.	1.675% Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	(811,983)	(811,983)
Citibank, N.A.	1.578% Fixed	CPI	Maturity	USD	25,000,000	08/09/23	—	—	(458,687)	(458,687)
Citibank, N.A.	1.577% Fixed	CPI	Maturity	USD	10,000,000	11/18/21	—	—	(136,960)	(136,960)
Citibank, N.A.	1.555% Fixed	CPI	Maturity	USD	10,000,000	12/11/20	—	—	(86,296)	(86,296)
Citibank, N.A.	1.533% Fixed	CPI	Maturity	USD	10,000,000	11/10/20	—	—	(89,690)	(89,690)
Citibank, N.A.	1.481% Fixed	CPI	Maturity	USD	17,000,000	08/18/21	—	—	(69,236)	(69,236)

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Payments	Payments					Upfront	Upfront		Unrealized
	made	received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund	by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Citibank, N.A.	1.455% Fixed	CPI	Maturity	USD	20,000,000	01/30/22	—	—	$(557,023)	$(557,023)

Total (Depreciation)									$(38,960,167)	$(38,960,167)

Total Appreciation (Depreciation)									$(38,860,961)	$(38,860,961)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$739,038,491	—	$739,038,491
Swap Agreements**	—	(38,860,961)	—	(38,860,961)

TOTAL	—	$700,177,530	—	$700,177,530

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$271,819
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	303,975
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	111,943
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)	500	529,130
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)	1,320	1,396,903
Anaheim Union High School District (GO)
5.000%, 08/01/20	100	101,030
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,485	1,604,349
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	282,225
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	872,635
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	153,353
Burbank Unified School District (GO)
5.000%, 08/01/24	565	648,705
Cajon Valley Union School District (GO)
5.000%, 08/01/24	305	352,504

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	100	$126,055
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)	2,000	2,171,300
California State (GO)
5.000%, 09/01/21	500	527,275
5.000%, 08/01/23	585	653,872
5.000%, 10/01/25	1,700	2,009,757
~ 5.000%, 08/01/26	2,380	2,869,637
~ 5.000%, 08/01/26	2,540	3,062,554
4.000%, 11/01/26	1,735	1,993,879
3.500%, 08/01/27	2,835	3,189,233
~ 5.000%, 08/01/27	4,200	5,175,492
5.000%, 11/01/27	200	247,748
5.000%, 08/01/28	730	916,223
California State (GO) Series B
5.000%, 09/01/26	2,015	2,434,281
California State (GO) (AMBAC)
5.000%, 02/01/27	625	761,825
California State Department of Water Resources (RB)
3.000%, 12/01/20	325	329,469
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 6/1/23)	3,500	3,844,015
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	908,726
California State Department of Water Resources Power Supply Revenue (RB) Series L
5.000%, 05/01/20	325	325,000

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	1,675	$1,808,950
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	1,028,696
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	1,375,262
California State University (RB) Series A
5.000%, 11/01/20	570	582,010
5.000%, 11/01/21	250	265,345
5.000%, 11/01/23	375	424,061
Camrosa Water District Financing Authority (RB) Series A
4.000%, 01/15/22	205	215,572
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	373,162
City & County of San Francisco (GO) Series
5.000%, 06/15/21	1,195	1,250,400
5.000%, 06/15/22	200	216,784
5.000%, 06/15/24	800	924,336
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	250	261,590
City of Grover Beach (GO)
5.000%, 09/01/22	390	426,169
5.000%, 09/01/26	345	423,791
5.000%, 09/01/27	445	559,472
City of Long Beach CA Harbor Revenue (RB) Series A
5.000%, 12/15/20	2,000	2,052,960
City of Los Angeles (RN)
5.000%, 06/25/20	4,410	4,440,208
City of Pacifica COP
5.000%, 01/01/24	250	285,292
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	1,248,837
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	319,440

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/20	250	$255,268
5.000%, 11/01/23	645	728,444
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	220	262,665
5.000%, 11/01/26	150	183,573
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	330	347,731
5.000%, 09/01/22	1,000	1,092,740
Cloverdale Unified School District (GO) (AGM) Series A
¤ 5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)	235	248,555
Coast Community College District (GO) Series A
5.000%, 08/01/21	400	420,456
Conejo Valley Unified School District (GO) Series
4.000%, 08/01/27	525	614,686
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	3,120,095
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	558,656
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	417,652
Dixie School District (GO)
5.000%, 08/01/21	500	525,250
Dublin-San Ramon Services District Water Revenue (RB)
¤ 5.500%, 08/01/34 (Pre-refunded @ $100, 2/1/21)	1,425	1,476,257
El Monte Union High School District (GO)
5.000%, 06/01/24	250	283,605
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
~ 5.000%, 07/01/24	400	463,488

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Emery Unified School District (GO)
5.000%, 08/01/27	600	$743,520
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	850,965
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	1,000	1,112,240
Grossmont Healthcare District (GO) Series B
¤ 6.125%, 07/15/40 (Pre-refunded @ $100, 7/15/21)	500	532,150
Grossmont Union High School District (GO)
5.000%, 08/01/21	200	210,100
Grossmont Union High School District (GO) Series B
¤ 5.500%, 08/01/45 (Pre-refunded @ $102, 8/1/20)	2,000	2,063,900
Kern High School District (GO) Series E
4.000%, 08/01/24	200	222,294
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	1,260	1,307,628
Long Beach Community College District (GO) Series C
4.000%, 08/01/20	2,000	2,015,880
Los Angeles Community College District Series B-1
5.000%, 08/01/21	4,000	4,213,760
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	392,011
5.000%, 06/01/26	530	645,127
Los Angeles County Metropolitan Transportation Authority (RB)
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	1,000	1,047,960
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,742,336

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/24	600	$693,906
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	570	676,590
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/21	400	418,900
5.000%, 07/01/24	250	289,570
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/21	365	382,246
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	335	409,970
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/26	400	489,516
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,250,810
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	425	488,712
5.000%, 07/01/26	1,085	1,308,499
5.000%, 07/01/27	480	588,984
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	175	214,734
Los County Angeles
5.000%, 06/30/20	975	982,059
Los Rios Community College District (GO) Series F
2.000%, 08/01/20	200	200,626
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	470,336
5.000%, 12/01/26	265	327,967
5.000%, 12/01/27	385	488,091
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	23,614
5.000%, 08/01/26	280	338,346
5.000%, 08/01/27	130	160,694

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	$138,921
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,190,398
5.000%, 11/01/23	750	833,685
5.000%, 11/01/24	425	483,918
Napa Valley Community College District (GO) Series A
5.000%, 08/01/21	250	262,688
New Haven Unified School District (GO)
5.000%, 08/01/26	150	180,464
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	318,699
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	135,773
Novato Sanitary District (RB)
5.000%, 02/01/22	340	364,031
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	212,350
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	434,432
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,255,052
Oakland Unified School District/Alameda County (GO)
¤ 6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)	800	858,488
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	231,320
Ontario Montclair School District (GO) (AGM) Series B
5.000%, 08/01/21	160	168,080
Otay Water District (RB)
5.000%, 09/01/22	740	808,628

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	$230,660
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	260	312,866
Palomar Community College District (GO)
5.000%, 05/01/23	200	222,176
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	638,594
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,216,370
Peralta Community College District (GO) Series A
5.000%, 08/01/21	585	614,168
5.000%, 08/01/21	1,000	1,049,750
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	230,248
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	287,189
Reed Union School District (GO)
4.000%, 08/01/26	250	290,975
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	594,649
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	293,654
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	480,676
San Carlos CA School District (GO)
~ 5.000%, 10/01/20	500	508,705
San Diego Community College District (GO)
5.000%, 08/01/23	500	563,115
5.000%, 08/01/26	1,660	2,037,003
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,082,156

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
¤ 5.250%, 05/15/26 (Pre-refunded @ $100, 5/15/20)	2,170	$2,173,081
San Diego Unified School District (RN) Series A
5.000%, 06/30/20	2,000	2,014,500
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	597,417
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	200	241,722
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	605	695,169
San Francisco Community College District (GO)
5.000%, 06/15/24	1,315	1,502,848
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	1,300	1,347,060
San Francisco Unified School District (GO)
5.000%, 06/15/21	2,045	2,134,673
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	650	767,097
5.000%, 06/15/26	880	1,064,721
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	230	271,819
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	140	147,015
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	373,034
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	100	128,829
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	100	124,231

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	400	$488,200
Santa County Clara (GO) Series C
~ 5.000%, 08/01/26	1,100	1,346,851
Santee School District (GO)
5.000%, 08/01/24	290	333,610
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	166,721
4.000%, 08/01/25	250	283,403
5.000%, 08/01/26	250	303,425
Sierra Joint Community College District
4.000%, 08/01/21	500	520,170
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	250	283,402
State of California
5.000%, 10/01/22	500	545,165
Sylvan Union School District (GO)
5.000%, 08/01/26	620	750,845
Sylvan Union School District (GO) Series
5.000%, 08/01/25	380	449,092
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	121,370
University of California (RB) Series AF
5.000%, 05/15/22	750	810,292
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,757,195
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	167,397
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	273,992

TOTAL MUNICIPAL BONDS Cost ($136,262,746)		138,674,638

TOTAL INVESTMENTS — (100.0%) (Cost $136,262,746)		$138,674,638

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

As of April 30, 2020, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

	Payments	Payments					Upfront	Upfront		Unrealized
	made	received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund	by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Bank of America Corp.	0.073%	CPI	Maturity	USD	8,000,000	04/27/22	—	—	$3,320	$3,320

Total Appreciation									$3,320	$3,320
Bank of America Corp.	2.367% Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	(576,546)	(576,546)
Bank of America Corp.	2.317% Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	(491,489)	(491,489)
Bank of America Corp.	2.265% Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	(514,546)	(514,546)
Bank of America Corp.	2.065% Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	(699,626)	(699,626)
Bank of America Corp.	2.062% Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	(217,784)	(217,784)
Bank of America Corp.	2.058% Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	(537,793)	(537,793)
Bank of America Corp.	1.885% Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	(404,247)	(404,247)
Bank of America Corp.	1.495% Fixed	CPI	Maturity	USD	5,000,000	01/28/22	—	—	(142,472)	(142,472)
Bank of America Corp.	1.210%	CPI	Maturity	USD	8,000,000	03/05/22	—	—	(192,321)	(192,321)
Citibank, N.A.	2.312% Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	(502,598)	(502,598)
Citibank, N.A.	2.260% Fixed	CPI	Maturity	USD	10,000,000	08/08/22	—	—	(581,998)	(581,998)
Citibank, N.A.	2.160% Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	(383,935)	(383,935)
Citibank, N.A.	2.143% Fixed	CPI	Maturity	USD	8,000,000	01/18/22	—	—	(346,329)	(346,329)
Citibank, N.A.	2.054% Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	(447,534)	(447,534)
Citibank, N.A.	1.986% Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	(387,929)	(387,929)
Citibank, N.A.	1.808% Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	(207,958)	(207,958)
Citibank, N.A.	1.676% Fixed	CPI	Maturity	USD	10,000,000	01/14/22	—	—	(314,711)	(314,711)
Citibank, N.A.	1.475%	CPI	Maturity	USD	4,000,000	02/11/22	—	—	(114,528)	(114,528)

Total (Depreciation)									$(7,064,344)	$(7,064,344)

Total Appreciation (Depreciation)									$(7,061,024)	$(7,061,024)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$138,674,638	—	$138,674,638
Swap Agreements**	—	(7,061,024)	—	(7,061,024)

TOTAL	—	$131,613,614	—	$131,613,614

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.5%)
Alabama State (GO) Series A
5.000%, 08/01/20	200	$202,134
5.000%, 08/01/21	1,000	1,051,140
5.000%, 08/01/23	300	337,050
Baldwin County (GO)
4.000%, 05/01/20	610	610,000

TOTAL ALABAMA		2,200,324

ALASKA — (0.4%)
Alaska State (GO) Series B
5.000%, 08/01/20	290	292,937
Borough of Fairbanks North Star (GO) Series S
4.000%, 10/01/21	560	584,237
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	800,129

TOTAL ALASKA		1,677,303

ARIZONA — (0.5%)
City of Chandler (GO)
3.000%, 07/01/20	550	551,997
City of Phoenix (GO)
5.000%, 07/01/20	880	885,966
4.000%, 07/01/21	500	518,110
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	550	563,469

TOTAL ARIZONA		2,519,542

ARKANSAS — (0.6%)
Arkansas State (GO)
5.000%, 04/01/21	400	414,984
5.000%, 06/15/21	1,250	1,307,375
5.000%, 04/01/22	1,110	1,195,903

TOTAL ARKANSAS		2,918,262

CALIFORNIA — (2.0%)
California State (GO)
3.500%, 08/01/27	5,000	5,624,750
5.000%, 10/01/27	2,000	2,473,180

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State (GO) Series B
5.000%, 09/01/26	1,195	$1,443,656

TOTAL CALIFORNIA		9,541,586

COLORADO — (2.4%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,126,170
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	4,989,960
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	643,561
Pueblo City Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	550	564,388
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,140	1,226,161
5.000%, 12/01/24	2,280	2,665,639

TOTAL COLORADO		11,215,879

CONNECTICUT — (0.6%)
City of Danbury (GO)
3.000%, 07/16/20	2,000	2,007,360
Connecticut State (GO) Series E
4.000%, 09/15/20	550	556,176

TOTAL CONNECTICUT		2,563,536

DELAWARE — (0.5%)
Kent County (GO)
4.000%, 09/01/24	415	465,215
New Castle County (GO)
5.000%, 10/01/23	1,600	1,813,328

TOTAL DELAWARE		2,278,543

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (0.4%)
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	$848,722
5.000%, 07/01/27	1,000	1,232,370

TOTAL DISTRICT OF COLUMBIA		2,081,092

FLORIDA — (1.4%)
City of Port Saint Lucie (GO)
5.000%, 07/01/20	420	422,780
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	503,860
Florida State (GO) Series A
5.000%, 06/01/24	350	404,541
Florida State (GO) Series C
5.000%, 06/01/23	1,015	1,136,983
Florida State Board of Education (GO) Series E
5.000%, 06/01/20	1,390	1,394,573
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	525	555,434
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,000	1,100,770
Palm Beach County (RB)
5.000%, 11/01/23	810	918,953

TOTAL FLORIDA		6,437,894

GEORGIA — (2.3%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,470,156
Georgia State (GO) Series E
5.000%, 12/01/26	2,000	2,476,640
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,776,439
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	5,197,027

TOTAL GEORGIA		10,920,262

HAWAII — (2.4%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	169,299
5.000%, 10/01/25	725	862,083
Hawaii County (GO) Series D
5.000%, 09/01/20	1,375	1,394,099

	Face
	Amount^	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series EO
5.000%, 08/01/22	1,000	$1,087,750
Hawaii State (GO) Series FB
5.000%, 04/01/24	2,975	3,402,805
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,166,121
5.000%, 10/01/25	2,790	3,322,360

TOTAL HAWAII		11,404,517

INDIANA — (0.6%)
Indiana University (RB) Series A
5.000%, 06/01/21	2,755	2,876,771

IOWA — (0.3%)
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,566,496

KANSAS — (1.4%)
City of Merriam (GO)
5.000%, 10/01/25	800	959,584
City of Wichita (GO) Series 811
5.000%, 06/01/22	550	595,480
Johnson County (GO) Series B
5.000%, 09/01/22	650	709,651
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	274,493
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	848,377
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,196,090
Saline County Unified School District No. 305 Salina (GO)
5.000%, 09/01/20	1,900	1,926,201

TOTAL KANSAS		6,509,876

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
KENTUCKY — (2.3%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/35)	2,200	$2,380,730
Louisville & Jefferson County (GO) Series B
5.000%, 11/01/21	1,700	1,802,527
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	2,063,453
Louisville Water Co (RB)
5.000%, 11/15/29	3,000	3,917,430
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	800	838,112

TOTAL KENTUCKY		11,002,252

LOUISIANA — (0.3%)
Louisiana State (GO) Series C
5.000%, 08/01/21	1,000	1,048,970
5.000%, 08/01/23	500	557,850

TOTAL LOUISIANA		1,606,820

MAINE — (0.2%)
Maine State (GO) Series B
5.000%, 06/01/23	1,000	1,119,860

MARYLAND — (7.6%)
Anne County Arundel (GO)
5.000%, 10/01/20	500	508,665
5.000%, 10/01/24	1,520	1,770,496
Anne County Arundel (GO) Series B
5.000%, 10/01/23	1,490	1,684,072
Baltimore County (GO)
5.000%, 08/01/20	750	757,822
5.000%, 08/01/22	600	653,352
5.000%, 03/01/28	1,335	1,690,751
Carroll County (GO)
5.000%, 11/01/21	550	584,018
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,543,299
Harford County (GO) Series A
5.000%, 09/15/20	570	578,949

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
Howard County (GO) Series D
5.000%, 02/15/24	1,300	$1,489,137
Maryland State (GO) Series
5.000%, 06/01/23	3,000	3,362,490
Maryland State (GO) Series A
5.000%, 08/01/27	3,500	4,397,330
Maryland State (GO) Series B
4.000%, 08/01/23	850	930,843
5.000%, 08/01/24	1,000	1,162,510
5.000%, 08/01/27	500	628,190
Maryland State (GO) Series C
5.000%, 08/01/20	700	707,525
Montgomery County (GO) Series A
5.000%, 11/01/24	2,000	2,340,420
Montgomery County (GO) Series B
5.000%, 12/01/21	350	372,845
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,179,310
Prince County George’s (GO) Series A
5.000%, 07/15/29	3,500	4,546,780
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	757,069
Worcester County (GO) Series B
4.000%, 08/01/21	1,000	1,038,940

TOTAL MARYLAND		35,684,813

MASSACHUSETTS — (2.2%)
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	271,593
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	308,587
Commonwealth of Massachusetts (GO) Series A-
5.000%, 07/01/26	1,250	1,522,288
Commonwealth of Massachusetts (GO) Series B
5.000%, 01/01/22	1,000	1,067,670

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
5.000%, 08/01/22	1,165	$1,267,776
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/20	100	101,065
5.000%, 04/01/22	1,275	1,374,182
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	468,156
Massachusetts Development Finance Agency (RB) Series I
¤ 6.750%, 01/01/36 (Pre-refunded @ $100, 1/1/21)	2,865	2,978,425
Town of Holbrook (GO)
5.000%, 12/01/21	755	803,297

TOTAL MASSACHUSETTS		10,163,039

MICHIGAN — (0.3%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,490,029

MINNESOTA — (3.2%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,100	1,133,660
City of Saint Paul (GO) Series A
5.000%, 09/01/21	400	421,820
City of Saint Paul (GO) Series B
5.000%, 11/01/20	100	102,157
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	520	535,834
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	3,000	3,091,350
Hennepin County (GO) Series B
5.000%, 12/01/21	350	372,673
Metropolitan Council (GO) Series B
5.000%, 03/01/24	1,295	1,483,345

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Minnesota State (GO) Series A
5.000%, 10/01/27	2,000	$2,517,720
Minnesota State (GO) Series E
5.000%, 08/01/22	760	827,929
4.000%, 10/01/22	3,000	3,217,770
Saint Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
5.000%, 02/01/21	1,425	1,468,391

TOTAL MINNESOTA		15,172,649

MISSISSIPPI — (0.2%)
Mississippi State (GO) Series C
5.000%, 10/01/20	950	966,539

MISSOURI — (2.0%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,110	1,146,374
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	2,031,826
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	6,034,800

TOTAL MISSOURI		9,213,000

MONTANA — (0.1%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	500	517,815

NEBRASKA — (1.3%)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	700	720,489
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	300	307,317
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,824,040
Southern Public Power District (RB)
5.000%, 12/15/21	400	426,216

TOTAL NEBRASKA		6,278,062

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEVADA — (1.2%)
Clark County School District (GO) Series A
5.000%, 06/15/21	1,250	$1,300,962
Nevada State (GO) Series C
5.000%, 11/01/24	450	524,444
Nevada State (GO) Series D1
5.000%, 03/01/22	250	268,273
Washoe County School District (GO) Series D
5.000%, 06/01/21	3,335	3,474,336

TOTAL NEVADA		5,568,015

NEW HAMPSHIRE — (0.3%)
City of Dover (GO)
3.000%, 06/15/20	610	611,592
City of Nashua (GO)
4.000%, 07/15/24	770	860,729

TOTAL NEW HAMPSHIRE		1,472,321

NEW JERSEY — (2.6%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	2,102,160
3.000%, 02/01/25	910	982,209
Montville Township (GO)
3.000%, 10/01/25	500	545,580
Princeton (GO)
3.000%, 09/15/24	1,515	1,632,064
Township of North Brunswick (GO) Series A
3.000%, 07/21/20	5,000	5,025,250
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	2,000	2,030,560

TOTAL NEW JERSEY		12,317,823

NEW MEXICO — (1.4%)
New Mexico State (GO)
5.000%, 03/01/21	1,000	1,033,860
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	4,868,960
Santa Fe County (GO)
5.000%, 07/01/22	710	771,408

TOTAL NEW MEXICO		6,674,228

NEW YORK — (6.9%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,134,010

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
5.000%, 08/01/24	2,100	$2,381,421
5.000%, 08/01/25	1,500	1,739,775
City of New York (GO) Series C
5.000%, 08/01/22	500	538,200
City of New York (GO) Series E
5.000%, 08/01/21	265	276,697
5.000%, 08/01/22	1,000	1,076,400
City of New York (GO) Series F
5.000%, 08/01/21	450	469,863
City of New York (GO) Series H
5.000%, 08/01/22	2,010	2,163,564
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,641,338
Metropolitan Transportation Authority (RB)
5.000%, 11/15/25	1,275	1,279,871
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	400	405,640
Middletown City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	760	761,034
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	1,000	1,032,990
5.000%, 02/15/22	2,000	2,133,460
5.000%, 03/15/23	600	660,948
5.000%, 02/15/25	500	580,425
5.000%, 03/15/28	4,000	4,953,320
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	800	853,384
5.000%, 02/15/24	300	339,501
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/21	100	103,141
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	581,655
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	324,078

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	$553,057
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	4,700	4,803,024
Triborough Bridge & Tunnel Authority (RB) Series C1
4.000%, 11/15/27	1,500	1,753,590

TOTAL NEW YORK		32,540,386

NORTH CAROLINA — (4.6%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,614,880
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,717,989
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	1,725	1,871,556
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,380,680
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,543,772
5.000%, 06/01/25	655	779,673
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	4,112,624
North Carolina State (GO) Series C
4.000%, 05/01/22	1,530	1,622,871
North Carolina State (GO) Series D
4.000%, 06/01/23	350	381,605
Wake County (GO)
5.000%, 09/01/21	1,300	1,371,448
Wake County (GO) Series B
5.000%, 03/01/21	2,390	2,471,953

TOTAL NORTH CAROLINA		21,869,051

NORTH DAKOTA — (0.4%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,306,538

	Face
	Amount^	Value†
	(000)
NORTH DAKOTA — (Continued)
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	500	$518,315

TOTAL NORTH DAKOTA		1,824,853

OHIO — (5.1%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,545,788
City of Columbus (GO) Series A
3.000%, 07/01/22	835	871,256
5.000%, 02/15/23	4,000	4,432,160
5.000%, 04/01/29	2,000	2,581,980
City of Columbus (GO) Series B
5.000%, 02/15/23	475	526,319
City of Columbus (GO) Series A
4.000%, 04/01/24	1,500	1,661,655
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	500	532,310
Ohio State (GO) Series A
5.000%, 09/15/21	800	845,704
5.000%, 09/15/22	2,250	2,460,802
5.000%, 02/01/24	2,820	3,221,963
Ohio State (GO) Series B
5.000%, 08/01/21	1,000	1,052,030
5.000%, 06/15/22	450	487,962
5.000%, 09/01/24	2,000	2,325,280
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,550	1,618,680

TOTAL OHIO		24,163,889

OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,820,011
4.000%, 03/01/25	1,255	1,422,706
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
2.000%, 08/01/20	2,000	2,005,820

TOTAL OKLAHOMA		5,248,537

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
OREGON — (2.2%)
City of McMinnville (GO)
5.000%, 02/01/22	290	$310,236
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	1,250	1,296,825
Jackson County (GO)
4.000%, 06/01/23	40	43,520
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	1,021,583
5.000%, 06/15/28	2,500	3,185,150
Oregon State (GO) Series E
5.000%, 08/01/21	410	430,967
Oregon State (GO) Series F
3.000%, 05/01/20	750	750,000
Washington County (GO)
5.000%, 03/01/24	3,000	3,435,120

TOTAL OREGON		10,473,401

PENNSYLVANIA — (0.5%)
Berks County (GO)
5.000%, 11/15/22	445	489,429
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/21	550	575,922
5.000%, 07/01/22	1,025	1,106,077

TOTAL PENNSYLVANIA		2,171,428

RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series A
5.000%, 08/01/21	1,000	1,051,260

SOUTH CAROLINA — (3.1%)
Anderson County School District No. 4 (GO) (SCSDE) Series A
5.000%, 03/01/21	500	516,975
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	500	521,330
Clemson University (RB) Series B
5.000%, 05/01/25	750	884,302
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	2,000	2,147,320

	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Richland County (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	$632,365
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/21	1,235	1,277,237
5.000%, 03/01/28	3,000	3,781,710
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,824,250

TOTAL SOUTH CAROLINA		14,585,489

TENNESSEE — (4.4%)
Blount County (GO) Series B
5.000%, 06/01/22	2,635	2,846,090
City of Knoxville Wastewater System Revenue (RB) Series B
4.000%, 04/01/22	310	327,050
City of Memphis (GO) Series A
5.000%, 04/01/25	1,250	1,470,525
Hamilton County (GO) Series B
5.000%, 03/01/22	1,735	1,863,459
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	705,634
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/22	615	655,879
¤ 5.000%, 07/01/25
(Pre-refunded @ $100, 7/1/20)	3,000	3,020,550
5.000%, 07/01/25	2,325	2,759,775
Sullivan County (GO) Series A
5.000%, 04/01/21	450	466,691
Sumner County (GO)
5.000%, 12/01/21	230	244,899
5.000%, 12/01/22	640	704,422
Town of Collierville (GO) Series A
5.000%, 01/01/21	1,095	1,124,762
Williamson County (GO)
5.000%, 04/01/29	3,620	4,680,371

TOTAL TENNESSEE		20,870,107

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (12.5%)
Austin Independent School District (GO) Series B
5.000%, 08/01/20	2,410	$2,434,944
Bexar County (GO)
5.000%, 06/15/20	500	502,505
5.000%, 06/15/21	1,275	1,335,129
City of Austin (GO)
5.000%, 09/01/27	2,255	2,803,010
City of Dallas (GO) Series A
5.000%, 02/15/21	500	516,300
City of Fort Worth Water & Sewer System Revenue (RB)
5.000%, 02/15/21	1,745	1,800,910
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	1,930	2,270,433
City of Garland (GO) Series A
5.000%, 02/15/24	200	228,138
City of Houston (GO) Series A
5.000%, 03/01/21	3,000	3,100,830
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/21	700	722,274
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	3,360	3,596,275
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,401,420
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	790	815,438
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	3,764,767
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	579,880
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,452,353

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	$535,415
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	2,213,760
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,278,200
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	750	900,075
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/21	400	412,848
McAllen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	2,725	2,921,881
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,142,290
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/20	2,875	2,894,492
Texas State (GO)
5.000%, 10/01/23	375	424,324
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,576,181
5.000%, 10/01/25	2,465	2,945,305
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,000	1,161,120
University of Texas System (The) (RB) Series D
5.000%, 08/15/21	615	647,509
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	3,000	3,570,840
Williamson County (GO)
5.000%, 02/15/21	5,640	5,821,608

TOTAL TEXAS		58,770,454

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UTAH — (2.2%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	550	$570,086
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/20	450	457,875
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,737,251
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,878,960
Snyderville Basin Special Recreation District (GO) Series B
4.000%, 12/15/20	540	550,892
State of Utah (GO)
5.000%, 07/01/22	1,045	1,136,552
Utah State (GO)
5.000%, 07/01/22	800	870,088
5.000%, 07/01/24	2,000	2,320,100

TOTAL UTAH		10,521,804

VERMONT — (0.2%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,127,640

VIRGINIA — (4.2%)
Arlington County (GO)
5.000%, 06/15/22	3,000	3,254,400
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,739,641
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	840	885,822
5.000%, 09/01/22	475	519,052
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	1,065	1,158,667
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	1,575	1,745,698
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,693,649
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,776,220

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	1,225	$1,349,962
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/20	550	563,546
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	1,830	1,885,321

TOTAL VIRGINIA		19,571,978

WASHINGTON — (6.9%)
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	230,510
5.000%, 07/01/25	100	118,370
City of Seattle (GO) Series A
5.000%, 05/01/26	3,165	3,848,387
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/20	1,500	1,520,880
5.000%, 04/01/21	445	461,670
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 09/01/20	650	659,048
County of Kitsap WA (GO)
5.000%, 06/01/21	1,455	1,519,471
King County (GO) Series A
5.000%, 07/01/20	265	266,797
King County (GO) Series E
5.000%, 12/01/25	1,275	1,533,825
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series A
5.000%, 12/01/20	1,350	1,383,169
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,636,315
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	2,203,480
King County Sewer Revenue (RB)
5.000%, 01/01/21	585	600,900
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,550,470

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	$2,406,000
Spokane County (GO)
5.000%, 12/01/20	450	461,084
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	350	372,561
Washington State (GO) Series 2013A
5.000%, 08/01/21	200	210,176
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,675	2,043,014
Washington State (GO) Series A-1
5.000%, 08/01/21	800	840,704
Washington State (GO) Series B
5.000%, 07/01/20	325	327,262
5.000%, 07/01/24	800	923,800
5.000%, 07/01/25	475	563,825
Washington State (GO) Series C
5.000%, 02/01/23	500	552,900
Washington State (GO) Series R-2012C
4.000%, 07/01/21	100	103,599
Washington State (GO) Series R-2013A
5.000%, 07/01/21	1,520	1,592,170
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	2,974,050
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	1,623,831

TOTAL WASHINGTON		32,528,268

WEST VIRGINIA — (0.5%)
Jefferson County Board of Education (GO) (WV BD COMM)
4.000%, 05/01/20	250	250,000

	Face
	Amount^	Value†
	(000)
WEST VIRGINIA — (Continued)
West Virginia State (GO)
4.000%, 11/01/20	1,975	$2,006,442

TOTAL WEST VIRGINIA		2,256,442

WISCONSIN — (3.5%)
City of Janesville (GO)
3.000%, 03/01/24	2,000	2,131,420
City of Madison Water Utility Revenue (RB)
5.000%, 01/01/21	1,000	1,026,840
City of Milwaukee (GO) Series N3
5.000%, 05/15/20	1,000	1,001,280
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,245,680
Milwaukee County (GO) Series E
2.000%, 12/01/20	1,060	1,067,346
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	3,154,516
Wisconsin State (GO) Series 2
5.000%, 11/01/20	600	612,672
Wisconsin State (GO) Series 3
5.000%, 11/01/22	1,875	2,058,075
Wisconsin State (GO) Series B
5.000%, 05/01/21	400	416,400
5.000%, 05/01/27	3,000	3,740,100

TOTAL WISCONSIN		16,454,329

TOTAL MUNICIPAL BONDS Cost ($464,087,445)		471,988,464

TOTAL INVESTMENTS — (100.0%) (Cost $464,087,445)		$471,988,464

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$471,988,464	—	$471,988,464

TOTAL	—	$471,988,464	—	$471,988,464

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.0%)
ALABAMA — (0.6%)
Alabama State (GO) Series A
5.000%, 08/01/20	5,495	$5,553,632
5.000%, 08/01/21	1,450	1,524,153
5.000%, 08/01/21	6,030	6,338,374

TOTAL ALABAMA		13,416,159

ALASKA — (0.3%)
Alaska State (GO) Series B
5.000%, 08/01/20	3,920	3,959,710
Municipality of Anchorage AK (GO) Series B
5.000%, 09/01/20	2,045	2,072,996

TOTAL ALASKA		6,032,706

ARIZONA — (1.4%)
Arizona State Transportation Board (RB)
5.000%, 07/01/20	5,000	5,034,050
City of Phoenix (GO)
4.000%, 07/01/20	1,085	1,090,642
5.000%, 07/01/20	1,245	1,253,441
4.000%, 07/01/21	5,970	6,186,233
City of Scottsdale (GO)
4.000%, 07/01/20	11,150	11,207,980
Madison Elementary School District No. 38 (GO) Series A
2.000%, 07/01/20	1,400	1,402,842
Maricopa County Community College District (GO)
3.000%, 07/01/20	6,505	6,529,004
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	1,410	1,444,531

TOTAL ARIZONA		34,148,723

ARKANSAS — (0.8%)
Arkansas State (GO)
5.000%, 04/01/21	4,300	4,461,078
5.000%, 04/01/21	6,495	6,738,303
5.000%, 06/15/21	8,730	9,130,707

TOTAL ARKANSAS		20,330,088

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (1.7%)
California State (GO)
5.000%, 10/01/21	2,215	$2,343,404
City of Los Angeles (RN)
5.000%, 06/25/20	20,255	20,393,747
County of Riverside (RN)
5.000%, 06/30/20	6,665	6,710,988
Los Angeles Unified School District (GO) Series RYQ
5.000%, 07/01/21	9,745	10,190,346

TOTAL CALIFORNIA		39,638,485

COLORADO — (3.3%)
City & County of Denver (GO) Series A
5.000%, 08/01/20	4,920	4,970,823
5.000%, 08/01/22	3,845	4,185,090
City & County of Denver (GO) Series C
5.000%, 08/01/20	20,000	20,206,600
Colorado State (RN)
3.000%, 06/26/20	30,000	30,113,700
5.000%, 06/26/20	10,000	10,068,400
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/20	2,000	2,049,260
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	3,510	3,601,822
Larimer County School District No. R-1 Poudre (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	2,000	2,052,320
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,075,580

TOTAL COLORADO		78,323,595

CONNECTICUT — (1.7%)
City of Danbury (GO)
3.000%, 07/16/20	2,500	2,509,200
City of Middletown (GO)
5.000%, 04/01/21	1,905	1,976,895
City of Milford (GO)
2.500%, 11/03/20	6,790	6,852,264

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CONNECTICUT — (Continued)
Town of Fairfield (GO)
3.000%, 07/10/20	5,000	$5,016,900
Town of Greenwich (GO) (BAN)
1.500%, 01/14/21	25,000	25,129,250

TOTAL CONNECTICUT		41,484,509

DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (GO) Series A
5.000%, 06/01/20	2,320	2,327,424

FLORIDA — (2.8%)
Florida State (GO) Series A
5.000%, 06/01/20	2,850	2,859,376
5.000%, 06/01/20	12,730	12,771,882
5.000%, 01/01/21	2,340	2,405,169
5.000%, 06/01/21	7,500	7,840,575
Florida State (GO) Series B
5.000%, 06/01/20	1,000	1,003,290
5.000%, 07/01/20	2,705	2,723,421
5.000%, 07/01/20	3,500	3,523,835
Florida State (GO) Series C
5.000%, 06/01/20	1,120	1,123,685
5.000%, 06/01/20	5,940	5,959,543
Florida State (GO) Series D
5.000%, 06/01/20	495	496,628
Florida State (GO) Series E
5.000%, 06/01/20	11,210	11,246,881
Florida State (GO) Series F
5.000%, 06/01/20	1,000	1,003,290
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	2,500	2,644,925
School District of Broward
County (RN)
3.000%, 06/30/20	7,475	7,502,284
Tampa Bay Water (RB)
5.000%, 10/01/20	2,000	2,034,740
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/20)	2,160	2,197,692

TOTAL FLORIDA		67,337,216

GEORGIA — (3.2%)
Cobb County (GO)
5.000%, 01/01/21	3,710	3,811,060
5.000%, 01/01/22	500	533,750
Cobb County School District (GO)
2.000%, 12/16/20	20,000	20,159,200

	Face
	Amount^	Value†
	(000)
GEORGIA — (Continued)
DeKalb County (GO)
5.000%, 12/01/20	4,270	$4,374,145
DeKalb County School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/20	3,000	3,040,020
Georgia State (GO) Series A
5.000%, 07/01/20	10,145	10,214,088
Georgia State (GO) Series C
5.000%, 07/01/20	1,350	1,359,194
5.000%, 10/01/20	5,000	5,087,900
Georgia State (GO) Series E
5.000%, 12/01/20	13,120	13,444,589
Georgia State (GO) Series F
5.000%, 07/01/20	5,000	5,034,050
5.000%, 01/01/21	2,330	2,393,632
Georgia State (GO) Series I
5.000%, 07/01/20	1,890	1,902,871
Georgia State (GO) Series J-2
4.000%, 11/01/20	5,000	5,081,350

TOTAL GEORGIA		76,435,849

HAWAII — (1.9%)
City & Henrico County (GO) Series B
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/20)	5,000	5,125,500
Hawaii State (GO) Series EF
5.000%, 11/01/20	5,555	5,672,321
5.000%, 11/01/21	5,500	5,838,470
Hawaii State (GO) Series EO
4.000%, 08/01/20	1,990	2,005,860
5.000%, 08/01/22	6,000	6,526,500
Hawaii State (GO) Series EZ
5.000%, 10/01/20	6,000	6,105,240
5.000%, 10/01/21	1,000	1,058,110
Hawaii State (GO) Series FE
5.000%, 10/01/21	3,260	3,449,439
Hawaii State (GO) Series FH
5.000%, 10/01/21	3,715	3,930,879
Hawaii State (GO) Series FN
5.000%, 10/01/21	6,070	6,422,728

TOTAL HAWAII		46,135,047

ILLINOIS — (0.3%)
Illinois Finance Authority (RB)
¤ 4.000%, 06/01/47 (Pre-refunded @ $100, 6/1/22)	7,575	8,066,314

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
KANSAS — (0.9%)
City of Olathe (GO) Series A
3.000%, 08/01/20	10,000	$10,047,900
State of Kansas Department of Transportation (RB) Series B
5.000%, 09/01/20	3,025	3,066,926
State of Kansas Department of Transportation (RB) Series C
5.000%, 09/01/20	7,745	7,852,346

TOTAL KANSAS		20,967,172

KENTUCKY — (0.7%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/35)	1,675	1,812,601
Louisville Water Co (RB)
5.000%, 11/15/20	8,280	8,468,205
5.000%, 11/15/21	2,825	3,002,438
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 08/01/20	4,110	4,152,456

TOTAL KENTUCKY		17,435,700

LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 08/01/21	5,000	5,244,850

MAINE — (0.2%)
Cumberland County (GO)
2.000%, 11/06/20	5,000	5,033,800

MARYLAND — (9.1%)
Anne County Arundel (GO)
5.000%, 10/01/20	1,790	1,821,021
5.000%, 04/01/21	12,740	13,222,082
5.000%, 10/01/21	2,950	3,122,722
5.000%, 10/01/22	4,115	4,504,238
Baltimore County (GO)
5.000%, 02/01/21	3,520	3,628,522
3.000%, 11/01/21	6,080	6,276,080
Baltimore County (GO) (BAN)
4.000%, 03/22/21	20,000	20,571,000
Howard County (GO) Series A
5.000%, 08/15/20	14,215	14,382,168
5.000%, 08/15/20	200	202,282
5.000%, 02/15/21	2,775	2,865,021

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 08/15/21	100	$105,278
5.000%, 08/15/22	5,385	5,875,412
Maryland Economic Development Corp. (RB) Series A
¤ 5.375%, 06/01/25 (Pre-refunded @ $100, 6/1/20)	7,500	7,526,100
Maryland State (GO)
4.500%, 08/01/20	4,015	4,053,303
Maryland State (GO) Series B
5.000%, 08/01/20	8,425	8,515,569
5.000%, 08/01/20	5,000	5,053,750
5.000%, 08/01/21	5,000	5,256,950
Maryland State (GO) Series C
5.000%, 08/01/20	8,810	8,904,707
5.000%, 08/01/20	9,000	9,096,750
Maryland State Department of Transportation (RB)
5.000%, 11/01/21	5,020	5,326,622
5.000%, 12/01/21	2,460	2,618,572
5.000%, 12/15/22	11,270	12,404,889
5.000%, 09/01/23	2,630	2,960,722
Montgomery County (RB)
¤ 5.000%, 12/01/40 (Pre-refunded @ $100, 12/1/21)	3,000	3,197,280
Montgomery County (GO) Series A
5.000%, 07/01/20	3,615	3,639,690
5.000%, 11/01/20	8,500	8,680,370
5.000%, 11/01/20	6,000	6,127,320
Montgomery County (GO) Series B
5.000%, 12/01/21	4,000	4,261,080
Prince County George’s (GO) Series A
5.000%, 07/15/20	11,720	11,821,612
5.000%, 09/15/21	3,500	3,696,525
5.000%, 07/15/22	10,000	10,879,500
Prince County George’s (GO) Series C
5.000%, 08/01/20	6,980	7,054,128
Talbot County (GO)
2.000%, 12/15/21	1,330	1,354,671
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/20	3,720	3,732,053

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 06/01/21	4,450	$4,648,648

TOTAL MARYLAND		217,386,637

MASSACHUSETTS — (4.5%)
City of Quincy (GO)
2.250%, 07/10/20	11,000	11,032,120
2.000%, 01/15/21	10,000	10,087,000
City of Quincy (GO) Series A
3.000%, 06/12/20	10,000	10,025,900
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	4,240	4,470,147
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/21	10,000	10,411,000
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	5,000	5,332,900
Commonwealth of Massachusetts (GO) Series B
4.000%, 05/21/20	5,000	5,009,350
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/20	18,500	18,697,025
5.000%, 07/01/21	3,170	3,322,033
5.000%, 10/01/21	8,000	8,466,080
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/21	2,405	2,544,755
Massachusetts Clean Water Trust (The) (RB)
5.000%, 08/01/20	5,830	5,890,340
Massachusetts Water Resources Authority (RB) Series G
5.000%, 08/01/20	3,000	3,031,050
North Middlesex Regional School District (GO)
2.000%, 02/05/21	10,000	10,090,800
TOTAL MASSACHUSETTS		108,410,500
MINNESOTA — (2.5%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,290	1,329,474

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	590	$607,966
City of Maple Grove (GO) Series E
5.000%, 02/01/22	330	352,433
City of Minneapolis (GO)
4.000%, 12/01/20	1,600	1,630,704
City of Saint Cloud (RB) Series A
¤ 5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20)	950	950,000
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	340	351,410
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,000	1,030,450
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	2,000	2,060,900
Hennepin County (GO) Series B
5.000%, 12/01/21	650	692,107
Metropolitan Council (GO) Series E
5.000%, 09/01/21	770	812,004
Minnesota State (GO) Series A
5.000%, 08/01/20	1,000	1,010,770
5.000%, 08/01/20	3,000	3,032,310
5.000%, 08/01/20	3,145	3,178,872
5.000%, 08/01/20	8,770	8,864,453
5.000%, 10/01/20	3,705	3,770,578
¤ 5.000%, 08/01/21 (Pre-refunded @ $100, 8/1/20)	500	505,285
Minnesota State (GO) Series B
4.000%, 08/01/20	8,800	8,873,568
Minnesota State (GO) Series D
5.000%, 08/01/20	740	747,970
5.000%, 08/01/20	8,500	8,591,545
5.000%, 08/01/21	7,230	7,604,369
Minnesota State (GO) (ETM) Series D
5.000%, 08/01/20	10	10,105

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	4,650	$4,792,290
TOTAL MINNESOTA		60,799,563
MISSOURI — (0.4%)
Jackson County Reorganized School District No. 7 (GO)
3.000%, 03/01/21	2,375	2,415,684
Missouri State (GO) Series A
5.000%, 12/01/20	4,515	4,626,204
Missouri State Environmental Improvement & Energy Resources Authority (RB)
¤ 5.000%, 07/01/24 (Pre-refunded @ $100, 1/1/21)	1,760	1,807,362
TOTAL MISSOURI		8,849,250
NEBRASKA — (0.3%)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	1,620	1,667,417
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	4,340	4,445,853

TOTAL NEBRASKA		6,113,270

NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/21	1,720	1,784,380

NEW JERSEY — (7.5%)
Bergen County (GO)
3.000%, 06/12/20	3,000	3,007,770
2.000%, 12/11/20	10,000	10,077,900
City of Jersey (GO)
2.000%, 06/18/20	15,000	15,017,400
City of Jersey (GO) Series A
3.000%, 01/13/21	20,000	20,206,400
Cumberland County (GO)
2.000%, 11/13/20	1,390	1,399,744
Essex County (GO) Series A&C
5.000%, 03/01/22	3,580	3,845,063
Hudson County (GO)
2.000%, 12/08/20	30,504	30,679,398
Mercer County (GO) Series B
2.000%, 06/15/20	10,000	10,015,600

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Monmouth County (GO)
5.000%, 07/15/20	4,540	$4,578,363
5.000%, 07/15/21	3,770	3,955,936
5.000%, 07/15/22	3,415	3,716,101
Ocean County (GO)
5.000%, 08/01/20	2,000	2,020,700
Somerset County (GO)
3.000%, 09/11/20	10,600	10,690,842
Sussex County (GO)
2.500%, 06/19/20	5,000	5,011,800
Township of Berkeley Heights (GO)
3.000%, 07/10/20	10,000	10,043,500
Township of Cherry Hill (GO)
2.000%, 10/29/20	6,000	6,003,240
Township of Edison (GO) (BAN)
2.500%, 01/13/21	20,000	20,234,000
Township of North Brunswick (GO) Series A
3.000%, 07/21/20	10,000	10,050,500
Township of Parsippany-Troy Hills (GO)
2.000%, 11/13/20	8,000	8,056,080
TOTAL NEW JERSEY		178,610,337
NEW MEXICO — (1.2%)
City of Albuquerque (GO) Series D
5.000%, 07/01/21	15,255	15,981,138
New Mexico State (GO)
5.000%, 03/01/21	4,000	4,135,440
New Mexico State (GO) Series B
5.000%, 03/01/22	5,000	5,368,300
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/20	2,085	2,099,303
TOTAL NEW MEXICO		27,584,181
NEW YORK — (5.6%)
City of New York (GO) Series A-1
4.000%, 08/01/20	1,400	1,409,408
City of New York (GO) Series B
5.000%, 08/01/20	865	872,889
5.000%, 08/01/22	1,000	1,076,400
5.000%, 08/01/22	1,220	1,313,208

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/20	1,975	$1,993,012
City of New York (GO) Series C-1
4.000%, 08/01/20	13,000	13,087,360
City of New York (GO) Series E
5.000%, 08/01/20	3,565	3,597,513
5.000%, 08/01/20	2,570	2,593,438
5.000%, 08/01/21	1,500	1,566,210
5.000%, 08/01/21	13,900	14,513,546
5.000%, 08/01/22	3,000	3,229,200
City of New York (GO) Series F
5.000%, 08/01/21	1,000	1,044,140
City of New York (GO) Series G
5.000%, 08/01/21	5,915	6,176,088
City of New York (GO) Series J7
5.000%, 08/01/20	5,000	5,045,600
City of Rochester (GO) Series II
3.000%, 08/06/20	14,000	14,031,080
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	685	693,713
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	85	90,608
Metropolitan Transportation Authority (RB) Series A
5.000%, 11/15/21	515	515,592
Metropolitan Transportation Authority (RB) Series D
¤ 5.250%, 11/15/40 (Pre-refunded @ $100, 11/15/20)	450	461,115
Monroe County Industrial Dev. Corp. (RB) Series B
¤ 5.000%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	7,000	7,349,930
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	1,795	1,854,217
5.000%, 03/15/21	2,000	2,065,980
5.000%, 03/15/21	17,900	18,490,521
5.000%, 12/15/21	3,545	3,762,557
5.000%, 03/15/22	10,000	10,698,200

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	500	$503,800
New York State Dormitory Authority (RB) Series B
5.000%, 03/15/21	3,150	3,253,919
5.000%, 02/15/22	4,000	4,266,920
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/21	4,000	4,125,640
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/21	2,000	2,065,980
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	2,430	2,483,266

TOTAL NEW YORK		134,231,050

NORTH CAROLINA — (4.2%)
City of Charlotte (GO)
5.000%, 12/01/20	1,605	1,645,189
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/20	3,375	3,398,287
City of Raleigh (GO) Series A
5.000%, 09/01/20	1,980	2,007,760
City of Raleigh Combined Enterprise System Revenue (RB) Series B
5.000%, 12/01/20	4,810	4,929,288
Davie County (GO)
5.000%, 05/01/20	1,595	1,595,000
Guilford County (GO) Series A
5.000%, 02/01/21	2,430	2,504,917
Mecklenburg County (GO)
5.000%, 02/01/21	950	979,289
5.000%, 03/01/21	9,555	9,882,641
North Carolina Eastern Municipal Power Agency (RB) Series A
¤ 5.000%, 01/01/23 (Pre-refunded @ $100, 1/1/21)	5,110	5,249,196
North Carolina State (GO)
5.000%, 06/01/20	1,175	1,178,842
North Carolina State (GO) Series A
5.000%, 05/01/20	2,220	2,220,000
5.000%, 06/01/20	18,300	18,359,841
5.000%, 06/01/21	12,440	12,996,690

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina State (GO) Series B
5.000%, 06/01/20	5,000	$5,016,350
5.000%, 06/01/22	2,880	3,120,653
North Carolina State (GO) Series C
4.000%, 05/01/20	2,685	2,685,000
North Carolina State (GO) Series D
4.000%, 06/01/21	2,925	3,024,655
North Carolina State (GO) Series E
5.000%, 05/01/20	16,625	16,625,000
Wake County (GO) Series C
5.000%, 03/01/22	1,825	1,960,123

TOTAL NORTH CAROLINA		99,378,721

OHIO — (5.1%)
City of Columbus (GO) Series 1
5.000%, 07/01/20	10,000	10,067,800
5.000%, 07/01/21	4,500	4,714,740
City of Columbus (GO) Series A
5.000%, 08/15/20	2,350	2,378,247
4.000%, 02/15/21	1,690	1,731,304
5.000%, 04/01/21	6,495	6,738,303
5.000%, 04/01/21	1,500	1,556,190
3.000%, 07/01/21	12,830	13,147,158
5.000%, 07/01/21	1,010	1,058,197
Ohio State (GO)
5.000%, 09/01/20	6,380	6,470,341
Ohio State (GO) Series A
3.000%, 05/01/20	5,000	5,000,000
5.000%, 05/01/20	7,000	7,000,000
5.000%, 09/15/21	6,700	7,082,771
5.000%, 09/15/21	2,335	2,468,398
Ohio State (GO) Series B
5.000%, 08/01/20	10,000	10,105,300
2.000%, 09/01/20	2,500	2,511,100
5.000%, 09/01/20	4,340	4,401,454
5.000%, 06/15/21	9,500	9,943,650
5.000%, 08/01/21	1,000	1,052,030
Ohio State (GO) Series Q
5.000%, 05/01/20	1,635	1,635,000
Ohio State (GO) Series R
5.000%, 05/01/20	11,830	11,830,000
Ohio State (GO) Series T
5.000%, 04/01/21	2,040	2,117,744

	Face Amount^	Value†
	(000)
OHIO — (Continued)
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,825	$1,905,866
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	5,719,602

TOTAL OHIO		120,635,195

OKLAHOMA — (0.8%)
City of Tulsa (GO) Series A
5.000%, 12/01/21	7,650	8,145,567
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
2.000%, 08/01/20	5,000	5,014,550
Tulsa County Industrial Authority (RB) Series A
¤ 7.250%, 11/01/40 (Pre-refunded @ $100, 5/1/20)	5,000	5,000,000

TOTAL OKLAHOMA		18,160,117

OREGON — (1.9%)
City of Portland (GO)
3.000%, 06/25/20	10,000	10,034,100
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/01/20	3,500	3,511,235
5.000%, 06/15/22	1,000	1,084,800
Metro (GO)
5.000%, 06/01/20	3,800	3,812,198
Metro (GO) Series A
5.000%, 06/01/20	3,000	3,009,630
5.000%, 06/01/21	2,110	2,203,494
Multnomah County (GO)
5.000%, 06/01/21	1,850	1,931,974
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	730	766,142
Oregon State (GO) Series A
5.000%, 05/01/20	1,025	1,025,000
Oregon State (GO) Series D
4.000%, 05/01/21	6,085	6,273,878

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series F
3.000%, 05/01/20	7,755	$7,755,000
Oregon State (GO) Series M
5.000%, 11/01/20	2,000	2,042,140
Oregon State (GO) Series N
5.000%, 05/01/21	1,000	1,040,890
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	250	274,808

TOTAL OREGON		44,765,289

PENNSYLVANIA — (0.8%)
Commonwealth Financing Authority (RB) Series B
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	7,000	7,605,290
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,158,200
Montgomery County Industrial Development Authority (RB) (FHA INS)
¤ 5.375%, 08/01/38 (Pre-refunded @ $100, 8/1/20)	10,000	10,114,800

TOTAL PENNSYLVANIA		19,878,290

SOUTH CAROLINA — (4.4%)
Charleston County (GO) (ST AID WITHHLDG)
5.000%, 11/01/20	3,175	3,241,897
Charleston County (GO) Series B
5.000%, 11/01/20	12,000	12,252,840
Charleston County School District (BAN) (SCSDE)
5.000%, 05/12/21	25,000	26,002,500
Charleston County School District (GO) (SCSDE) Series B
4.000%, 05/13/20	2,000	2,002,280
Dorchester County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/21	1,885	1,948,996

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Florence County (GO) (ST AID WITHHLDG)
4.000%, 06/01/20	7,475	$7,493,314
Lexington & Richland School District No. 5 (GO) (SCSDE) Series B
5.000%, 03/01/21	1,660	1,717,054
Richland County (GO) (BAN) (ST AID WITHHLDG)
3.000%, 02/25/21	10,000	10,170,400
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/21	11,270	11,655,434
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 02/01/21	7,000	7,215,320
South Carolina State (GO) Series A
5.000%, 06/01/20	8,945	8,973,714
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/20	7,760	7,895,800
Spartanburg County School District No. 6 (GO) (SCSDE)
5.000%, 04/01/21	3,905	4,052,023

TOTAL SOUTH CAROLINA		104,621,572

TENNESSEE — (1.3%)
City of Memphis (GO) Series A
5.000%, 04/01/21	4,550	4,717,940
Hamilton County (GO) Series A
5.000%, 05/01/21	3,895	4,054,267
Knox County (GO) Series B
5.000%, 06/01/21	515	537,820
5.000%, 06/01/22	550	595,243
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	9,055	9,481,762
Metropolitan Government of Nashville & Davidson County (GO) Series A
¤ 5.000%, 07/01/22 (Pre-refunded @ $100, 7/1/20)	2,000	2,013,700

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	525	$528,596
Metropolitan Government of Nashville & Davidson County Electric Revenue (RB) Series A
5.000%, 05/15/20	2,000	2,002,700
Shelby County (GO) Series A
5.000%, 03/01/21	2,550	2,637,440
Tennessee State (GO) Series A
5.000%, 09/01/20	5,010	5,079,739

TOTAL TENNESSEE		31,649,207

TEXAS — (10.4%)
Austin Community College District (GO)
5.000%, 08/01/20	3,715	3,753,004
Austin Independent School District (GO) Series B
5.000%, 08/01/20	3,705	3,743,347
Bexar County Health Facilities Development Corp. (RB)
¤ 6.200%, 07/01/45 (Pre-refunded @ $100, 7/1/20)	3,030	3,055,543
City of Allen (GO)
5.000%, 08/15/21	1,840	1,933,380
City of Austin (GO)
5.000%, 09/01/20	16,250	16,476,200
City of Dallas (GO)
5.000%, 02/15/21	5,045	5,209,467
City of Fort Worth (GO)
3.000%, 03/01/22	4,520	4,685,568
City of Frisco (GO) Series A
5.000%, 02/15/21	4,825	4,979,593
City of Houston (RN)
3.000%, 06/26/20	18,200	18,263,154
City of Houston (GO) Series A
5.000%, 03/01/21	4,625	4,780,446
City of San Antonio (GO)
5.000%, 02/01/21	3,100	3,194,178
Conroe Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	1,940	1,987,414

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/20	6,380	$6,455,603
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	6,000	6,372,660
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,500	1,548,180
5.000%, 02/15/22	2,485	2,660,863
North Texas Tollway Authority (RB) Series D
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/21)	3,515	3,709,626
Northside Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/20	19,815	20,053,176
Texas State (RN)
4.000%, 08/27/20	69,225	69,987,859
Texas State (GO)
5.000%, 10/01/20	3,825	3,892,894
5.000%, 04/01/21	8,130	8,439,103
5.000%, 04/01/21	4,000	4,152,080
5.000%, 10/01/21	8,175	8,656,017
5.000%, 10/01/23	1,425	1,612,430
Texas State (GO) Series A
5.000%, 10/01/21	2,200	2,329,448
5.000%, 10/01/21	2,580	2,731,807
Texas State (GO) Series C
5.000%, 08/01/20	1,365	1,379,333
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	7,000	7,402,710
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 10/01/20	20,660	21,028,368
5.000%, 10/01/21	4,050	4,282,996

TOTAL TEXAS		248,756,447

UTAH — (1.8%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	940	974,329

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UTAH — (Continued)
Davis School District (GO) (SCH BD GTY) Series A
5.000%, 06/01/20	8,250	$8,276,482
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/20	9,175	9,219,774
5.000%, 06/15/22	4,400	4,773,120
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/20	5,980	6,020,544
Utah State (GO)
5.000%, 07/01/21	2,820	2,956,601
5.000%, 07/01/22	9,690	10,538,941

TOTAL UTAH		42,759,791

VERMONT — (0.2%)
Vermont State (GO) Series B
2.000%, 08/15/20	3,630	3,643,177

VIRGINIA — (6.3%)
Arlington County (GO)
5.000%, 06/15/20	7,015	7,049,724
Arlington County (GO) (ST AID WITHHLDG)
4.000%, 08/15/21	2,125	2,211,721
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	2,700	2,847,285
City of Norfolk (GO) (ST AID WITHHLDG) (ETM)
5.000%, 08/01/20	285	287,978
City of Norfolk (GO) (ST AID WITHHLDG)
5.000%, 08/01/20	6,395	6,461,508
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/21	6,930	7,271,788
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/20	11,225	11,319,851
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
4.000%, 06/01/20	9,130	9,152,460
5.000%, 06/01/21	13,645	14,249,610
Commonwealth of Virginia (GO) Series B
5.000%, 06/01/20	2,260	2,267,255
5.000%, 06/01/20	5,960	5,979,132
5.000%, 06/01/20	10,000	10,032,100

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Fairfax County (GO) (ST AID WITHHLDG) Series A
3.000%, 10/01/20	10,735	$10,837,627
4.000%, 10/01/20	15,530	15,741,674
4.000%, 10/01/22	7,220	7,740,562
Fairfax County (GO) (ST AID WITHHLDG) Series B
4.000%, 10/01/20	6,700	6,791,321
Hanover County (GO) (ST AID WITHHLDG)
5.000%, 01/15/21	1,245	1,280,831
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/20	4,970	5,021,439
5.000%, 08/01/21	2,980	3,132,397
Loudoun County (GO) Series A
5.000%, 12/01/20	705	722,364
University of Virginia (RB) Series B
5.000%, 08/01/21	15,000	15,770,850
Virginia Commonwealth Transportation Board (RB)
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/21)	4,000	4,178,840

TOTAL VIRGINIA		150,348,317

WASHINGTON — (7.1%)
City of Seattle (GO) Series A
5.000%, 05/01/20	2,345	2,345,000
5.000%, 04/01/21	9,000	9,337,140
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 04/01/21	3,000	3,112,380
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/21	21,795	22,461,927
City of Seattle Municipal Light & Power Revenue (RB) Series C
5.000%, 09/01/21	3,750	3,954,562
5.000%, 10/01/21	11,130	11,775,206
King & Snohomich Countries School District No. 417 (GO) (SCH BD GTY)
5.000%, 12/01/20	2,000	2,049,140
5.000%, 12/01/21	4,700	4,999,907
King County (GO)
5.000%, 12/01/20	3,000	3,073,890
5.000%, 12/01/21	3,000	3,194,340

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County (GO) Series B
5.000%, 07/01/20	4,880	$4,913,086
King County (GO) Series C
5.000%, 01/01/21	4,450	4,570,951
5.000%, 01/01/22	4,700	5,016,404
King County (GO) Series D
5.000%, 12/01/20	2,630	2,694,777
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/20	2,150	2,202,826
King County Sewer Revenue (RB)
¤ 5.000%, 01/01/50 (Pre-refunded @ $100, 7/1/20)	3,005	3,025,825
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/21	4,000	4,249,360
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/20	7,505	7,682,793
State of Washington (GO) Series R-C
5.000%, 07/01/20	1,840	1,852,806
Washington State (GO)
5.000%, 06/01/20	3,630	3,641,979
5.000%, 07/01/20	5,000	5,034,800
Washington State (GO) Series 2013A
5.000%, 08/01/21	4,245	4,460,986
Washington State (GO) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/21)	10,000	10,531,900
Washington State (GO) Series A-1
5.000%, 08/01/21	1,500	1,576,320
Washington State (GO) Series B
5.000%, 07/01/20	15,000	15,104,400
Washington State (GO) Series C
5.000%, 02/01/21	14,700	15,153,201
Washington State (GO) Series R
5.000%, 07/01/21	4,000	4,189,920

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2017A
5.000%, 08/01/22	2,500	$2,720,550
Washington State (GO) (ETM) Series C
5.000%, 07/01/20	3,650	3,675,295

TOTAL WASHINGTON		168,601,671

WEST VIRGINIA — (0.4%)
West Virginia State (GO) Series A
5.000%, 06/01/21	9,620	10,040,971

WISCONSIN — (3.0%)
Wisconsin State (GO) (ETM) Series 1
5.000%, 05/01/20	120	120,000
Wisconsin State (GO) Series 1
5.000%, 05/01/20	3,235	3,235,000
Wisconsin State (GO) Series 2
5.000%, 11/01/21	6,160	6,539,086
5.000%, 11/01/22	3,000	3,292,920
Wisconsin State (GO) Series B
5.000%, 05/01/20	5,045	5,045,000
5.000%, 05/01/20	11,930	11,930,000
5.000%, 05/01/20	23,790	23,790,000
5.000%, 05/01/21	9,655	10,050,855
Wisconsin State (GO) Series D
5.000%, 05/01/20	7,515	7,515,000

TOTAL WISCONSIN		71,517,861

TOTAL MUNICIPAL BONDS Cost ($2,356,152,250)		2,360,883,431

COMMERCIAL PAPER — (1.0%)
Regents of the University
0.850%, 06/03/20	23,035	23,047,434

TOTAL INVESTMENTS — (100.0%) (Cost $2,379,187,250)		$2,383,930,865

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,360,883,431	—	$2,360,883,431
Commercial Paper	—	23,047,434	—	23,047,434

TOTAL	—	$2,383,930,865	—	$2,383,930,865

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.2%)
Alabama State (GO) Series A
5.000%, 08/01/21	250	$262,785
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	3,471,300

TOTAL ALABAMA		3,734,085

ALASKA — (0.4%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	3,845	4,050,553
5.000%, 09/01/23	200	225,498
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	3,213,428

TOTAL ALASKA		7,489,479

ARIZONA — (0.2%)
City of Tucson (GO) Series 2012-
3.000%, 07/01/22	1,455	1,515,630
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,912,102

TOTAL ARIZONA		3,427,732

ARKANSAS — (0.6%)
Arkansas State (GO)
5.000%, 04/01/21	1,000	1,037,460
5.000%, 06/15/21	3,750	3,922,125
5.000%, 04/01/22	2,800	3,016,692
4.250%, 06/01/23	3,325	3,644,000

TOTAL ARKANSAS		11,620,277

CALIFORNIA — (2.1%)
California State (GO)
5.000%, 11/01/24	1,175	1,359,334
5.000%, 08/01/25	750	883,042
5.000%, 08/01/25	4,165	4,903,829
5.000%, 11/01/25	1,985	2,351,451
5.000%, 08/01/26	200	241,146
5.000%, 08/01/26	8,000	9,645,840
3.500%, 08/01/27	800	899,960
5.000%, 11/01/27	5,580	6,912,169
5.000%, 04/01/29	2,000	2,538,080

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State (GO) Series B
5.000%, 09/01/21	250	$263,638
5.000%, 09/01/25	9,000	10,618,200

TOTAL CALIFORNIA		40,616,689

COLORADO — (0.8%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	425	452,396
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,460,681
City & County of Denver (GO) Series
5.000%, 08/01/23	1,830	2,058,512
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/23	1,500	1,699,365
Denver City & County School District No. 1 (GO) (NATL ST AID WITHHLDG) Series A
5.250%, 12/01/21	2,490	2,661,038
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,642,271
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	4,956,797

TOTAL COLORADO		15,931,060

CONNECTICUT — (0.1%)
City of Middletown (GO)
4.000%, 04/01/22	1,350	1,429,785

DELAWARE — (0.8%)
Delaware State (GO)
5.000%, 02/01/24	2,000	2,289,840
5.000%, 02/01/29	5,000	6,488,200
Delaware State (GO) Series
5.000%, 08/01/23	2,225	2,507,397

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
DELAWARE — (Continued)
Delaware State (GO) Series A
5.000%, 10/01/23	1,290	$1,461,531
New Castle County (GO)
5.000%, 10/01/23	1,000	1,133,330
New Castle County (GO) Series B
5.000%, 07/15/22	700	762,041

TOTAL DELAWARE		14,642,339

DISTRICT OF COLUMBIA — (2.5%)
District of Columbia (GO) Series
5.000%, 06/01/23	2,000	2,237,780
5.000%, 06/01/25	1,500	1,780,620
District of Columbia (GO) Series A
5.000%, 06/01/20	3,445	3,456,024
5.000%, 06/01/20	6,000	6,019,200
District of Columbia (GO) Series B
5.000%, 06/01/23	13,505	15,110,609
5.000%, 06/01/25	4,500	5,341,860
Washington Metropolitan Area Transit Authority (RB) Series
5.000%, 07/01/26	3,500	4,227,860
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/27	8,100	9,982,197

TOTAL DISTRICT OF COLUMBIA		48,156,150

FLORIDA — (3.2%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,758,510
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/20	250	254,322
Florida State (GO) Series A
5.000%, 06/01/20	4,000	4,013,160
5.000%, 06/01/23	1,300	1,456,234
5.000%, 06/01/24	1,400	1,618,162
5.000%, 07/01/24	5,000	5,793,600
5.000%, 06/01/25	6,500	7,733,635
Florida State (GO) Series B
5.000%, 06/01/20	6,400	6,421,056
5.000%, 06/01/23	350	392,063

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series C
5.000%, 06/01/20	3,000	$3,009,870
5.000%, 06/01/23	7,000	7,841,260
5.000%, 06/01/27	2,000	2,505,980
Florida State (GO) Series D
5.000%, 06/01/22	1,000	1,083,340
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	8,225,879
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,920,844
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,415,010
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,410,253

TOTAL FLORIDA		60,853,178

GEORGIA — (3.4%)
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,666,251
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,313,958
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,641,674
5.000%, 07/01/27	6,090	7,650,563
Georgia State (GO) Series C-1
5.000%, 07/01/23	5,915	6,645,739
5.000%, 07/01/26	9,200	11,271,196
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,778,096
5.000%, 12/01/26	3,000	3,714,960
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	6,536,069
5.000%, 01/01/27	2,000	2,481,840
Georgia State (GO) Series I
5.000%, 07/01/20	900	906,129
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,793,500

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Gwinnett County School District (GO)
5.000%, 08/01/22	1,890	$2,059,817

TOTAL GEORGIA		64,459,792

HAWAII — (2.2%)
City & County of Honolulu (GO) Series
5.000%, 08/01/20	1,470	1,485,332
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	225,732
5.000%, 10/01/24	6,870	7,971,399
5.000%, 10/01/25	4,925	5,856,219
Hawaii State (GO) Series
3.000%, 10/01/23	3,710	3,939,983
5.000%, 01/01/26	5,000	5,982,650
5.000%, 01/01/27	10,000	12,258,600
Hawaii State (GO) Series EA
5.000%, 12/01/21	850	905,208
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,456,966
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,952,928

TOTAL HAWAII		43,035,017

KANSAS — (1.2%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	525	553,639
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,361,112
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	503,371
Johnson County Unified School District No. 232 De Soto (GO) Series A-
5.000%, 09/01/20	2,550	2,585,165
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	4,923,120
Kansas State Department of Transportation (RB) Series
5.000%, 09/01/27	1,500	1,820,430
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/21	3,250	3,426,410

	Face Amount^	Value†
	(000)
KANSAS — (Continued)
Saline County Unified School District No. 305 Salina (GO)
5.000%, 09/01/20	1,860	$1,885,649
Sedgwick County Unified School District No. 260 Derby (GO)
5.000%, 10/01/21	1,325	1,399,889
State of Kansas Department of Transportation (RB) Series B
5.000%, 09/01/20	3,000	3,041,580

TOTAL KANSAS		22,500,365

KENTUCKY — (1.2%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	5,645	6,213,226
Louisville Water Co. (RB)
5.000%, 11/15/22	9,665	10,629,953
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	1,215	1,272,883
Louisville/Jefferson County Metropolitan Government (GO) Series
5.000%, 12/01/20	5,155	5,281,658

TOTAL KENTUCKY		23,397,720

LOUISIANA — (1.1%)
Louisiana State (GO) Series
5.000%, 02/01/24	2,000	2,263,060
Louisiana State (GO) Series C
5.000%, 07/15/22	12,765	13,814,794
Louisiana State (GO) Series D-1
5.000%, 12/01/20	4,065	4,161,056

TOTAL LOUISIANA		20,238,910

MAINE — (0.3%)
Maine State (GO) Series
5.000%, 06/01/20	3,000	3,009,600
5.000%, 06/01/27	2,000	2,498,300

TOTAL MAINE		5,507,900

MARYLAND — (10.8%)
Anne County Arundel (GO)
5.000%, 04/01/22	2,475	2,668,025

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 04/01/23	1,165	$1,296,191
Baltimore County (GO)
5.000%, 08/01/21	1,980	2,082,010
5.000%, 02/01/22	2,100	2,249,562
5.000%, 08/01/22	400	435,568
3.000%, 11/01/24	1,000	1,073,700
5.000%, 03/01/27	5,000	6,197,250
5.000%, 11/01/27	2,175	2,737,955
5.000%, 03/01/28	4,000	5,065,920
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,729,450
Carroll County (GO)
5.000%, 11/01/20	5,450	5,565,649
City of Baltimore (GO) Series B
5.000%, 10/15/21	2,500	2,649,275
5.000%, 10/15/22	8,060	8,833,841
5.000%, 10/15/23	2,640	2,988,031
Frederick County (GO) Series A
5.000%, 08/01/27	4,725	5,914,141
Howard County (GO) Series A
5.000%, 02/15/28	1,220	1,543,581
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,887,819
Maryland State (GO) Series
5.000%, 06/01/23	5,000	5,604,150
5.000%, 03/15/26	8,155	9,904,166
5.000%, 08/01/27	5,000	6,281,900
Maryland State (GO) Series A
5.000%, 08/01/27	2,000	2,512,760
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	12,264,300
5.000%, 08/01/27	5,945	7,469,179
5.000%, 08/01/28	4,000	5,137,480
Maryland State (GO) Series C
5.000%, 08/01/20	7,250	7,327,937
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	3,147,075
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	10,679,825
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,239,080
4.000%, 11/01/26	9,500	11,109,205

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Prince County George’s (GO) Series A
5.000%, 07/15/25	17,780	$21,205,673
4.000%, 07/01/26	2,000	2,324,120
3.000%, 09/15/27	10,950	11,996,272
Prince County George’s (GO) Series B
4.000%, 03/01/22	2,480	2,618,830
Prince County George’s (GO) Series C
5.000%, 08/01/20	3,450	3,486,639
State of Maryland Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,106,580
University System of Maryland (RB) Series C
4.000%, 04/01/23	10,515	11,383,013
Worcester County (GO) Series B
4.000%, 08/01/21	2,000	2,077,880

TOTAL MARYLAND		205,794,032

MASSACHUSETTS — (4.0%)
City of Boston (GO) Series
5.000%, 03/01/28	6,800	8,629,404
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,934,148
5.000%, 04/01/24	3,000	3,441,300
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	162,414
City of Woburn (GO)
4.000%, 09/01/22	350	373,594
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	5,000	5,272,350
5.000%, 07/01/28	1,725	2,199,668
5.000%, 07/01/28	4,000	5,100,680
Commonwealth of Massachusetts (GO) Series C
5.000%, 10/01/21	1,005	1,063,551
5.000%, 04/01/23	10,000	11,117,000
5.000%, 08/01/24	1,500	1,735,650
5.000%, 04/01/26	4,000	4,840,720
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,098,331
5.000%, 11/01/27	9,000	11,278,530

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	$4,330,443
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	4,034,345
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,541,735
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	3,265,350
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,297,480
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,162,120

TOTAL MASSACHUSETTS		75,878,813

MICHIGAN — (0.3%)
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	529,405
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,364,520
Michigan State Comprehensive Transportation Revenue (RB) (AGM)
5.250%, 05/15/21	1,000	1,041,140
University of Michigan (RB) Series
4.000%, 04/01/23	1,000	1,081,050

TOTAL MICHIGAN		5,016,115

MINNESOTA — (3.9%)
City of Saint Cloud (GO) Series B
5.000%, 02/01/21	1,275	1,314,015
County of Hennepin (GO) Series A
5.000%, 12/01/23	2,410	2,743,110
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	883,600

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	5,000	$5,152,250
Hennepin County (GO) Series
5.000%, 12/01/26	4,070	5,028,363
Hennepin County (GO) Series C
5.000%, 12/01/27	5,800	7,329,170
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	4,000	4,259,000
Metropolitan Council (GO) Series
5.000%, 03/01/23	2,015	2,236,529
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	4,661,748
5.000%, 03/01/26	700	847,980
Minnesota State (GO) Series
5.000%, 08/01/20	5,460	5,518,804
5.000%, 08/01/27	5,000	6,270,100
Minnesota State (GO) Series A
5.000%, 08/01/28	6,130	7,851,182
Minnesota State (GO) Series B
5.000%, 10/01/21	4,660	4,933,495
Minnesota State (GO) Series F
5.000%, 10/01/21	12,025	12,730,747
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,239,874
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
3.000%, 02/01/22	1,240	1,284,454

TOTAL MINNESOTA		74,284,421

MISSISSIPPI — (1.0%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,110	11,358,986

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MISSISSIPPI — (Continued)
Mississippi State (GO) Series F
5.000%, 11/01/21	7,750	$8,223,370

TOTAL MISSISSIPPI		19,582,356

MISSOURI — (1.2%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,000	1,032,770
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,650,606
City of Kansas City (GO) Series A
4.000%, 02/01/22	1,150	1,208,593
5.000%, 02/01/23	3,955	4,365,529
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,242,797
5.000%, 03/01/24	4,100	4,693,024
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,768,735
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	2,413,920

TOTAL MISSOURI		23,375,974

MONTANA — (0.0%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	615	636,912

NEBRASKA — (0.4%)
City of Omaha (GO) Series B
3.000%, 11/15/22	1,665	1,746,085
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,645,624
Lancaster County School District 001 (GO)
5.000%, 01/15/21	2,470	2,542,297
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	1,000	1,024,390

TOTAL NEBRASKA		7,958,396

	Face Amount^	Value†
	(000)
NEVADA — (0.2%)
City of Henderson NV (GO)
5.000%, 06/01/21	490	$511,604
Clark County (GO) Series A
5.000%, 07/01/25	2,700	3,190,077

TOTAL NEVADA		3,701,681

NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/20	2,720	2,737,626

NEW JERSEY — (1.3%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	3,206,987
3.000%, 02/01/27	3,035	3,328,818
3.000%, 02/01/28	4,560	5,026,990
Essex County (GO) Series A
5.000%, 08/01/20	1,000	1,010,350
Montville Township (GO)
3.000%, 10/01/25	505	551,036
Morris County (GO)
4.000%, 10/15/20	2,390	2,425,157
Princeton Regional School District (GO) (ST AID WITHHLDG)
1.750%, 02/01/22	1,095	1,111,042
South Orange & Maplewood School District (GO) (SCH BD RES FD)
3.000%, 03/01/22	350	362,173
Township of Livingston (GO)
3.000%, 01/15/21	350	355,169
Township of Parsippany-Troy Hills (GO) Series
2.000%, 09/15/22	4,100	4,191,635
Union County (GO) (ETM) Series B
¤ 3.000%, 03/01/22	45	46,765
Union County (GO) Series B
¤ 3.000%, 03/01/22	2,315	2,402,785

TOTAL NEW JERSEY		24,018,907

NEW MEXICO — (1.1%)
City of Albuquerque (GO) Series
5.000%, 07/01/24	1,300	1,502,319
Farmington Municipal School District No. 5 (GO) (ST AID WITHHLDG)
4.000%, 09/01/20	945	954,781

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW MEXICO — (Continued)
Las Cruces School District No. 2 (GO) (ST AID WITHHLDG) Series
4.000%, 08/01/20	125	$125,962
New Mexico State (GO)
5.000%, 03/01/23	5,000	5,540,800
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,434,480
New Mexico State Severance Tax Permanent Fund (RB) Series B
4.000%, 07/01/20	4,100	4,121,648
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,086,490
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/20	3,270	3,303,060
5.000%, 08/01/24	2,000	2,315,100

TOTAL NEW MEXICO		21,384,640

NEW YORK — (5.9%)
City of New York (GO) Series
5.000%, 08/01/23	6,000	6,635,760
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,377,279
5.000%, 08/01/26	7,015	8,302,252
City of New York (GO) Series B
5.000%, 08/01/21	450	469,863
5.000%, 08/01/22	600	645,840
City of New York (GO) Series B-
5.000%, 12/01/22	2,240	2,434,410
City of New York (GO) Series C
5.000%, 08/01/20	5,625	5,676,300
5.000%, 08/01/22	1,500	1,614,600
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,135,602
City of New York (GO) Series E
5.000%, 08/01/21	3,975	4,150,457
5.000%, 08/01/23	3,725	4,119,701
5.000%, 08/01/26	2,500	2,958,750
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,076,400

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	$2,145,540
New York State Dormitory Authority (RB) Series
5.000%, 02/15/25	4,055	4,707,247
New York State Dormitory Authority (RB) Series A
3.000%, 07/01/20	1,615	1,620,862
5.000%, 12/15/22	10,000	10,948,100
5.000%, 03/15/23	200	220,316
5.000%, 03/15/23	2,500	2,757,675
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	10,200	10,880,646
5.000%, 02/15/24	4,900	5,545,183
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,265	1,533,484
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,200,660
5.000%, 02/15/24	9,950	11,260,116
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/21	2,000	2,065,980
¤ 5.000%, 03/15/28	2,505	3,091,671
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,250	1,337,275
5.000%, 03/15/25	3,440	4,001,786
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	337,488
Town of Huntington (GO)
2.000%, 12/01/23	100	102,932
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	4,000	4,087,680
Triborough Bridge & Tunnel Authority (RB) Series C1
4.000%, 11/15/27	1,250	1,461,325

TOTAL NEW YORK		113,903,180

NORTH CAROLINA — (6.2%)
City of Charlotte (GO) Series A
5.000%, 06/01/24	2,500	2,890,650
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,598,147

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Forsyth County (GO)
4.000%, 12/01/21	3,500	$3,673,810
Guilford County (GO)
5.000%, 03/01/24	2,300	2,639,181
Guilford County (GO) Series A
5.000%, 02/01/22	1,800	1,927,224
Guilford County (GO) Series B
5.000%, 05/01/24	5,000	5,766,750
Johnston County (GO) Series A
5.000%, 02/01/21	2,995	3,087,336
Moore County (GO)
5.000%, 06/01/22	2,740	2,964,214
New Hanover County (GO)
5.000%, 02/01/23	250	277,095
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
¤ 6.000%, 01/01/22	9,700	10,524,112
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,550,048
5.000%, 06/01/25	10,000	11,903,400
5.000%, 06/01/26	5,000	6,112,300
5.000%, 06/01/28	5,035	6,458,898
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	12,552,135
North Carolina State (GO) Series C
5.000%, 05/01/20	3,270	3,270,000
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	9,485,610
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,551,680
Wake County (GO) Series B
5.000%, 03/01/24	10,000	11,474,700
5.000%, 03/01/25	5,000	5,909,950
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,442,410

TOTAL NORTH CAROLINA		118,059,650

OHIO — (5.0%)
City of Cincinnati (GO) Series A
4.000%, 12/01/21	2,645	2,774,208

	Face Amount^	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series
2.000%, 08/15/20	3,285	$3,296,925
2.000%, 08/15/22	6,160	6,302,296
5.000%, 04/01/23	750	834,457
4.000%, 04/01/27	8,800	10,337,272
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,452,764
5.000%, 07/01/26	4,260	5,187,956
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	4,334,606
City of Columbus (GO) Series A
3.000%, 07/01/21	470	481,618
3.000%, 07/01/22	700	730,394
4.000%, 07/01/23	4,995	5,447,447
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,431,080
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	200	212,924
Ohio Higher Educational Facility Commission (RB)
¤ 5.250%, 07/01/44 (Pre-refunded @ $100, 7/1/20)	1,875	1,888,275
Ohio State (GO) Series
5.000%, 03/01/25	3,525	4,157,420
Ohio State (GO) Series A
3.000%, 02/01/22	500	518,190
5.000%, 08/01/22	3,000	3,267,450
5.000%, 09/15/22	250	273,423
5.000%, 09/01/25	5,550	6,635,913
Ohio State (GO) Series A-
5.000%, 09/15/22	500	546,845
Ohio State (GO) Series B
5.000%, 08/01/20	3,020	3,051,801
5.000%, 09/01/24	2,665	3,098,436
5.000%, 09/01/27	625	782,800
5.000%, 09/15/27	1,500	1,880,355
Ohio State (GO) Series C
5.000%, 09/15/21	1,000	1,057,130
5.000%, 08/01/27	6,880	8,600,688
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,478,694
State of Ohio (GO) Series B
5.000%, 06/15/23	2,000	2,241,220

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OHIO — (Continued)
Upper Arlington City School District (GO) Series
5.000%, 12/01/27	3,190	$4,023,164

TOTAL OHIO		96,325,751

OKLAHOMA — (0.1%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	1,083,340

OREGON — (2.7%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	769,980
City of Portland (GO) Series B
4.000%, 06/01/20	935	937,300
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	792,323
5.000%, 06/15/26	1,550	1,889,574
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	8,000	8,299,680
City of Salem (GO)
5.000%, 06/01/25	530	630,589
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/22	1,215	1,317,497
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,829,689
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series
5.000%, 06/15/23	3,355	3,759,647
Oregon State (GO) Series A
5.000%, 05/01/21	200	208,178
Oregon State (GO) Series G
5.000%, 12/01/24	2,290	2,682,895
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,866,224
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,508,139
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,500	4,302,095

	Face Amount^	Value†
	(000)
OREGON — (Continued)
State of Oregon (GO) Series A
5.000%, 05/01/24	3,545	$4,082,599
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series
5.000%, 06/15/27	2,390	2,969,814
Washington County (GO)
5.000%, 03/01/24	2,400	2,748,096
5.000%, 03/01/25	5,100	5,999,232
5.000%, 03/01/26	300	361,359

TOTAL OREGON		51,954,910

PENNSYLVANIA — (1.8%)
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	13,851,113
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	11,260	12,086,934
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,158,200
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,870,571
West View Municipal Authority Water Revenue (RB)
4.000%, 11/15/20	1,100	1,119,074

TOTAL PENNSYLVANIA		35,085,892

RHODE ISLAND — (0.4%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	1,743,592
Rhode Island State (GO) Series C
5.000%, 08/01/20	4,870	4,920,550
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	744,150

TOTAL RHODE ISLAND		7,408,292

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (2.2%)
Berkeley County School District (GO) (SCSDE) Series B
5.000%, 03/01/22	4,120	$4,423,479
Charleston County (GO)
5.000%, 11/01/23	1,000	1,135,250
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	5,252,933
Charleston County (GO) Series B
5.000%, 11/01/23	3,560	4,041,490
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,612,546
Charleston County School District (GO) (SCSDE) Series A
5.000%, 02/01/21	2,020	2,081,671
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	385	401,424
Clemson University (RB)
3.000%, 05/01/21	350	357,242
Dorchester County School District No. 2 (GO) (SCSDE) Series
5.000%, 03/01/25	1,430	1,684,354
Florence School District One (GO) (SCSDE)
5.000%, 03/01/21	3,170	3,277,621
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,405,271
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	6,227,375
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,635,279
York County School District No. 1 (GO) (SCSDE)
5.000%, 03/01/21	3,790	3,916,738

TOTAL SOUTH CAROLINA		42,452,673

	Face Amount^	Value†
	(000)
TENNESSEE — (3.7%)
City of Maryville (GO) Series A
5.000%, 06/01/22	1,865	$2,018,415
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,288,137
City of Pigeon Forge (GO)
4.000%, 06/01/21	670	691,654
Hamilton County (GO) Series
5.000%, 04/01/26	3,000	3,647,670
Hamilton County (GO) Series B
3.000%, 03/01/22	4,550	4,722,536
Knox County (GO)
5.000%, 06/01/20	2,585	2,593,298
5.000%, 04/01/24	3,440	3,948,879
Knox County (GO) Series
5.000%, 08/01/23	1,300	1,461,889
Maury County (GO)
5.000%, 04/01/21	5,105	5,295,314
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	1,085,590
5.000%, 01/01/26	5,840	7,005,313
5.000%, 07/01/27	3,510	4,365,949
4.000%, 07/01/28	10,000	11,856,900
Putnam County (GO)
4.000%, 04/01/23	975	1,054,024
Sumner County (GO)
5.000%, 06/01/21	110	114,850
Tennessee State (GO) Series
5.000%, 09/01/24	4,075	4,745,256
5.000%, 02/01/27	7,720	9,594,261
Tennessee State (GO) Series B
5.000%, 08/01/20	1,945	1,965,131
Town of Greeneville (GO)
3.000%, 06/01/21	1,360	1,390,478
Williamson County (GO) Series A
4.000%, 05/01/22	300	317,964

TOTAL TENNESSEE		70,163,508

TEXAS — (12.5%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,583,007
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/20	350	353,623

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Arlington (GO) Series A
3.000%, 08/15/20	1,700	$1,710,931
City of Austin (GO)
5.000%, 09/01/20	1,655	1,678,038
City of Dallas (GO)
5.000%, 02/15/21	9,505	9,814,863
City of Denton (GO)
4.000%, 02/15/22	2,510	2,647,096
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,876,500
City of Houston (GO) Series A
5.000%, 03/01/22	5,890	6,320,500
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,108,330
City of Richardson (GO)
5.000%, 02/15/27	1,715	2,115,813
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
¤ 5.000%, 02/01/21	720	742,910
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,588,052
Clear Creek Independent School District (GO) (PSF-GTD)Series A
4.000%, 02/15/23	4,380	4,737,277
5.000%, 02/15/25	2,175	2,561,976
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,713,605
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	3,500	3,612,700
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/21	2,545	2,706,149
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	579,880
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	4,219,390
5.000%, 02/15/24	3,000	3,419,700
Galveston County (GO)
5.000%, 02/01/22	1,000	1,070,680
Grayson County (GO)
5.000%, 01/01/21	1,990	2,043,810

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	$1,523,277
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,089,830
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	3,225	3,425,305
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	7,020	8,424,702
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	8,393,280
La Porte Independent School District (GO)
5.000%, 02/15/21	1,700	1,754,468
Mansfield Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	895	959,664
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/24	5,715	6,633,972
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	5,031,582
5.000%, 08/15/25	1,880	2,240,904
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,844,920
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,936,182
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,925,425

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series
5.000%, 07/01/26	5,500	$6,687,175
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	12,573,990
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	5,325,093
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,745,312
State of Texas (GO) Series A
5.000%, 10/01/23	2,690	3,043,816
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	4,149,832
Texas A&M University (RB) Series B
5.000%, 05/15/21	4,000	4,167,840
¤ 5.000%, 05/15/30 (Pre-refunded @ $100, 5/15/23)	10,370	11,671,435
Texas State (GO)
5.000%, 04/01/23	5,000	5,567,650
5.000%, 10/01/23	15,345	17,363,328
5.000%, 10/01/26	2,845	3,486,462
Texas State (GO) Series A
5.000%, 04/01/25	1,000	1,179,030
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	11,960,000
5.250%, 04/01/26	300	367,497
5.000%, 10/01/26	4,340	5,321,534
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,896,172
University of Texas System (The) (RB) Series
5.000%, 08/15/26	4,835	5,903,003
5.000%, 08/15/26	2,000	2,441,780
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,850	2,148,072
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	2,500	2,975,700
5.000%, 08/15/26	1,500	1,831,335

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Via Metropolitan Transit (RB)
5.000%, 07/15/20	2,495	$2,515,983

TOTAL TEXAS		238,710,380

UTAH — (2.5%)
North Davis County Sewer District (RB)
3.000%, 03/01/21	2,135	2,172,640
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,354,154
Utah State (GO)
5.000%, 07/01/22	11,285	12,273,679
5.000%, 07/01/24	12,350	14,326,617
5.000%, 07/01/26	4,450	5,448,847
5.000%, 07/01/27	4,435	5,568,009
5.000%, 07/01/27	1,665	2,090,358
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
5.000%, 03/01/22	4,465	4,795,589

TOTAL UTAH		48,029,893

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,432,103
Vermont State (GO) Series C
4.000%, 08/15/23	225	246,481
Vermont State (GO) Series F
5.000%, 08/15/20	1,100	1,113,222

TOTAL VERMONT		2,791,806

VIRGINIA — (4.7%)
Arlington County (GO)
5.000%, 08/15/22	3,000	3,273,210
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	3,970,919
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	3,000	3,163,650
5.000%, 09/01/22	2,050	2,240,117
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	3,071,666
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	4,852,735
5.000%, 07/15/24	3,170	3,675,964

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	$4,438,371
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	4,061,622
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	6,380,785
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,216,760
City of Virginia Beach (GO) (ST AID WITHHLDG) Series
5.000%, 07/15/23	2,725	3,065,516
5.000%, 02/01/25	2,590	3,054,076
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,194,340
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,590,898
5.000%, 06/01/25	500	592,185
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	11,201,800
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	4,775	5,406,494
Fairfax County (GO) (ST AID WITHHLDG) Series
5.000%, 10/01/24	5,000	5,836,750
5.000%, 10/01/27	1,000	1,262,890
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	1,000	1,232,380
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	2,114,683
5.000%, 08/01/28	2,905	3,736,324
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	250	257,558
University of Virginia (RB) Series B
5.000%, 08/01/21	6,250	6,571,187

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Virginia Resources Authority (RB) Series D
5.000%, 11/01/20	745	$760,697

TOTAL VIRGINIA		90,223,577

WASHINGTON — (6.6%)
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	5,173,571
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,152,550
5.000%, 07/01/25	900	1,065,330
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/20	3,665	3,716,017
5.000%, 07/01/27	8,400	10,500,336
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 09/01/20	350	354,872
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	335,501
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	13,324,186
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	6,556,440
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,046,760
4.000%, 12/01/22	2,630	2,825,988
County of Kitsap WA (GO)
5.000%, 06/01/21	200	208,862
King County (GO)
5.000%, 01/01/21	425	436,552
King County (GO) Series A
5.000%, 06/01/28	3,555	4,529,070
5.000%, 06/01/29	2,050	2,657,948
King County (GO) Series E
5.000%, 12/01/25	955	1,148,865
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,261,492

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	$6,410,067
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	3,977,155
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,047,720
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/20	2,880	2,950,243
Skagit County School District No. 103 Anacortes (GO) (SCH BD GTY)
5.000%, 12/01/20	2,245	2,298,970
Snohomish County School District No. 15 Edmonds (GO) (SCH BD GTY)
5.000%, 12/01/20	2,555	2,617,316
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,788,120
Spokane County (GO)
5.000%, 12/01/22	1,025	1,128,453
State of Washington (GO) Series R-2020C
5.000%, 07/01/24	4,070	4,699,832
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	150	159,669
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
5.000%, 12/01/21	425	451,911
University of Washington (RB) Series A
5.000%, 07/01/22	6,505	7,060,267
Washington State (GO) Series
5.000%, 02/01/23	1,940	2,145,252
5.000%, 07/01/23	3,800	4,258,090
Washington State (GO) Series 2013A
5.000%, 08/01/21	225	236,448

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series A
5.000%, 08/01/23	750	$842,625
Washington State (GO) Series B
5.000%, 07/01/24	1,200	1,385,700
5.000%, 07/01/25	1,500	1,780,500
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,658,700
Washington State (GO) Series D
5.000%, 07/01/20	5,000	5,034,800
5.000%, 06/01/27	3,000	3,733,680
Washington State (GO) Series R-2012C
4.000%, 07/01/21	1,610	1,667,944
Washington State (GO) Series R-2015-C
5.000%, 07/01/20	2,000	2,013,920
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	4,324,269
Washington State (GO) Series R-C
5.000%, 07/01/23	3,500	3,920,770

TOTAL WASHINGTON		126,886,761

WEST VIRGINIA — (0.0%)
Jefferson County Board of Education (GO) (WV BD COMM)
4.000%, 05/01/20	130	130,000

WISCONSIN — (1.0%)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	2,000	2,457,200
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	473,102
Oregon School District (GO)
3.000%, 03/01/21	430	437,258
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,894,287
Wisconsin State (GO) Series
5.000%, 05/01/23	8,515	9,499,079

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	$3,413,660

TOTAL WISCONSIN		19,174,586

TOTAL MUNICIPAL BONDS Cost ($1,864,537,141)		1,913,794,550

TOTAL INVESTMENTS — (100.0%) (Cost $1,864,537,141)		$1,913,794,550

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,913,794,550	—	$1,913,794,550

TOTAL	—	$1,913,794,550	—	$1,913,794,550

See accompanying Notes to Financial Statements.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alhambra Unified School District (GO) Series A
4.000%, 08/01/20	750	$755,918
4.000%, 08/01/20	585	589,616
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)	1,910	2,021,277
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21)	3,225	3,412,888
Anaheim Union High School District (GO)
5.000%, 08/01/20	600	606,180
Bay Area Toll Authority (RB)
¤ 5.000%, 10/01/42 (Pre-refunded @ $100, 10/1/20)	22,635	23,046,957
Bay Area Toll Authority (RB) Series F-2
4.000%, 04/01/21	3,500	3,597,580
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	331,937
Beverly Hills Unified School District (GO) Series A
5.000%, 08/01/20	13,055	13,190,511
5.000%, 08/01/21	9,700	10,193,536
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)	1,750	1,899,887
California State (GO)
5.000%, 08/01/20	7,440	7,520,873
5.000%, 08/01/20	2,415	2,441,251
5.000%, 09/01/20	700	710,234
5.000%, 10/01/20	6,455	6,573,578
5.000%, 10/01/20	3,410	3,472,642
5.000%, 10/01/20	1,610	1,639,576
5.000%, 10/01/20	11,000	11,202,070
5.000%, 11/01/20	8,000	8,176,960
5.000%, 02/01/21	650	669,890
5.000%, 04/01/21	795	824,781
5.000%, 08/01/21	8,060	8,472,188

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/21	2,835	$2,979,982
5.000%, 08/01/21	2,000	2,102,280
5.000%, 08/01/21	9,775	10,274,893
5.000%, 08/01/21	4,470	4,698,596
5.000%, 08/01/21	1,300	1,366,482
5.000%, 09/01/21	7,845	8,272,945
5.000%, 09/01/21	6,570	6,928,393
5.000%, 10/01/21	17,155	18,149,475
5.000%, 12/01/21	2,000	2,129,560
5.000%, 03/01/22	10,000	10,729,000
5.000%, 08/01/22	785	851,325
5.250%, 09/01/22	8,170	8,930,872
5.000%, 10/01/22	12,000	13,083,960
5.250%, 10/01/22	500	548,125
California State (GO) Series B
5.000%, 09/01/20	3,600	3,652,632
5.000%, 09/01/21	840	885,822
California State Department of Water Resources (RB)
5.000%, 12/01/21	1,000	1,065,600
California State Department of Water Resources (RB) Series AS
¤ 5.000%, 12/01/22	3,355	3,698,149
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/21	4,005	4,267,728
California State Department of Water Resources (RB) (ETM) Series AS
¤ 5.000%, 12/01/22	35	38,786
California State Department of Water Resources Power Supply Revenue (RB) Series L
5.000%, 05/01/20	17,945	17,945,000
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20)	4,675	4,675,000
California State Department of Water Resources Power Supply Revenue (RB) Series N
4.000%, 05/01/20	4,705	4,705,000

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	15,855	$16,511,397
5.000%, 05/01/22	3,280	3,542,302
California State Public Works Board (RB) (ETM) Series F
¤ 5.000%, 10/01/20	2,015	2,051,673
California State Public Works Board (RB) (ETM) Series H
¤ 5.000%, 09/01/21	1,050	1,111,163
California Statewide Communities Dev. Authority (RB) Series A
¤ 6.000%, 08/15/42 (Pre-refunded @ $100, 8/15/20)	5,500	5,583,545
Carlsbad Unified School District (GO) Series A
4.000%, 08/01/20	2,000	2,015,940
5.000%, 08/01/21	1,160	1,219,021
Cerritos Community College District (GO) Series C
4.000%, 08/01/20	425	428,375
4.000%, 08/01/21	1,250	1,298,037
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,231,353
Chabot-Las Positas Community College District (GO) Series A
4.000%, 08/01/20	1,275	1,285,123
Chico Unified School District (GO) Series B
4.000%, 08/01/21	625	648,625
City & County of San Francisco (GO)
5.000%, 06/15/20	1,600	1,607,936
City & County of San Francisco (GO) Series A
5.000%, 06/15/20	750	753,720
5.000%, 06/15/20	1,000	1,004,960
City & County of San Francisco (GO) Series R1
5.000%, 06/15/20	3,565	3,582,682
5.000%, 06/15/20	965	969,786
5.000%, 06/15/21	250	261,590
City of Berkeley (RN)
2.000%, 07/22/20	10,000	10,028,700

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Long Beach CA Harbor Revenue (RB) Series A
5.000%, 12/15/20	14,930	$15,325,346
City of Los Angeles (RN)
5.000%, 06/25/20	30,375	30,583,069
City of Los Angeles (GO) Series A
5.000%, 09/01/20	9,400	9,530,848
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/21	1,400	1,460,956
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	417,086
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/20	5,695	5,814,994
5.000%, 11/01/20	1,070	1,092,545
4.000%, 11/01/22	3,000	3,210,870
5.000%, 11/01/22	1,345	1,472,493
5.000%, 11/01/23	1,835	2,072,394
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/21)	4,690	4,993,818
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/20)	3,510	3,586,939
¤ 5.000%, 11/01/28 (Pre-refunded @ $100, 11/1/20)	6,200	6,335,904
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	1,760	1,854,565
City of Torrance (RN)
2.000%, 06/25/20	19,000	19,036,290
Colton Joint Unified School District (GO) (AGM)
4.000%, 08/01/20	1,000	1,007,600
Conejo Valley Unified School District (GO) Series B
5.000%, 08/01/20	1,000	1,010,230
Contra Costa Community College District (GO)
5.000%, 08/01/21	1,250	1,313,925

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Contra Costa Community College District (GO) Series B
3.000%, 08/01/20	9,515	$9,568,379
County of Riverside (RN)
5.000%, 06/30/20	15,100	15,204,190
County of Santa Cruz (RN)
4.000%, 07/01/20	20,000	20,108,800
County of Ventura (RN)
5.000%, 07/01/20	43,120	43,426,152
Del Mar Union School District (GO) Series A
4.000%, 08/01/20	4,250	4,283,872
Desert Community College District (GO)
5.000%, 08/01/21	665	698,749
Desert Sands Unified School District (GO)
3.000%, 08/01/20	1,250	1,256,862
4.000%, 08/01/21	450	467,181
East Bay Regional Park District (GO) Series A
4.000%, 09/01/21	210	218,696
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/20	810	821,356
5.000%, 09/01/20	4,900	4,968,698
East Side Union High School District (GO)
2.000%, 08/01/20	1,055	1,057,659
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	1,092,431
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/20	780	786,154
El Segundo Unified School District (GO) Series A
5.000%, 08/01/20	1,095	1,106,279
5.000%, 08/01/21	600	630,300
Fontana Unified School District (GO)
4.000%, 08/01/20	3,620	3,648,308
4.000%, 08/01/21	530	550,034
Fremont Unified School District (GO) Series C
5.000%, 08/01/20	13,340	13,478,469
Fremont Union High School District (GO)
5.000%, 08/01/20	1,000	1,010,380

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Fremont Union High School District (GO) Series A
3.000%, 08/01/20	3,505	$3,524,488
Fresno Unified School District (GO) Series B
4.000%, 08/01/21	1,165	1,209,037
Gavilan Joint Community College District (GO) Series A
4.000%, 08/01/20	2,100	2,116,674
4.000%, 08/01/21	1,500	1,557,645
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,900	2,063,552
Grossmont Union High School District (GO)
4.000%, 08/01/20	2,420	2,439,094
Grossmont Union High School District (GO) Series B
¤ 5.500%, 08/01/45 (Pre-refunded @ $102, 8/1/20)	3,000	3,095,850
Imperial Irrigation District Electric System Revenue (RB) Series A
¤ 5.500%, 11/01/41 (Pre-refunded @ $100, 11/1/20)	9,105	9,324,613
Kern Community College District (GO)
4.000%, 08/01/20	5,000	5,037,250
Kern High School District (GO) Series A
3.000%, 08/01/20	975	980,353
Livermore Valley Joint Unified School District (GO)
5.000%, 08/01/20	800	808,024
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	2,390	2,480,342
Long Beach Community College District (GO) Series C
4.000%, 08/01/20	4,000	4,031,760
Long Beach Unified School District (GO) Series A
5.000%, 08/01/20	7,375	7,450,962
Long Beach Unified School District (GO) Series B
5.000%, 08/01/21	10,000	10,505,000
5.000%, 08/01/22	10,000	10,838,000

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Altos Elementary School District (GO)
4.000%, 08/01/21	1,550	$1,609,768
Los Altos Elementary School District (RN) Series A
2.000%, 06/30/20	7,000	7,014,630
Los Angeles Community College District (GO)
5.000%, 08/01/21	2,890	3,044,442
Los Angeles Community College District (GO) Series A
5.000%, 08/01/20	10,000	10,108,000
Los Angeles Community College District (GO) Series C
5.000%, 08/01/20	4,080	4,124,064
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 8/1/20)	1,000	1,011,250
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,350	3,769,453
Los Angeles Community College District Series B-1
5.000%, 08/01/21	10,690	11,261,274
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 06/01/20	6,215	6,235,945
5.000%, 07/01/20	12,985	13,077,323
5.000%, 07/01/20	3,005	3,026,366
5.000%, 07/01/21	9,000	9,450,990
5.000%, 07/01/22	1,765	1,922,014
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/20	5,460	5,498,821
5.000%, 07/01/21	1,400	1,470,154
Los Angeles Department of Water (RB) Series B
4.000%, 07/01/20	500	502,570
5.000%, 07/01/20	1,785	1,796,995
4.000%, 07/01/21	700	725,025
5.000%, 07/01/21	1,500	1,570,875
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/20	1,050	1,056,983
5.000%, 07/01/21	1,750	1,831,847

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/21	2,000	$ 2,093,540
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/20	1,000	1,006,650
5.000%, 07/01/21	875	915,924
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	3,500	3,659,950
5.000%, 07/01/23	20,000	22,345,000
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	4,625	4,836,362
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,461,915
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/20	1,740	1,751,467
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/20	1,895	1,907,488
5.000%, 07/01/22	5,560	6,020,924
Los Rios Community College District (GO) Series A
¤ 4.750%, 08/01/32 (Pre-refunded @ $100, 8/1/20)	5,000	5,050,850
Los Rios Community College District (GO) Series D
4.000%, 08/01/20	15,735	15,859,936
4.000%, 08/01/21	8,970	9,314,717
Los Rios Community College District (GO) Series F
2.000%, 08/01/20	2,365	2,372,402
Manhattan Beach Unified School District (GO) Series A-MEASURE C
5.000%, 09/01/20	1,575	1,596,987
Manhattan Beach Unified School District (GO) Series F
4.000%, 09/01/21	500	520,570
Mill Valley School District (GO) Series A
¤ 4.250%, 08/01/34 (Pre-refunded @ $100, 8/1/20)	1,280	1,291,469

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
New Haven Unified School District (GO) (BAM) Series B
5.000%, 08/01/21	3,100	$3,255,341
North Orange County Community College District (GO) Series B
4.000%, 08/01/20	3,500	3,528,070
Norwalk-La Mirada Unified School District (GO) Series D
4.000%, 08/01/20	300	302,346
4.000%, 08/01/21	1,205	1,250,549
4.000%, 08/01/22	1,000	1,061,750
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/20	600	606,048
Oceanside Unified School District (GO) Series E
4.000%, 08/01/20	1,500	1,511,730
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,295	6,058,115
Oxnard Union High School District (GO) Series A
4.000%, 08/01/20	3,000	3,023,670
Palm Springs Unified School District (GO) Series D
3.000%, 08/01/20	3,120	3,137,285
Palo Alto Unified School District (GO)
6.000%, 08/01/20	8,265	8,370,709
Palomar Community College District (GO)
5.000%, 05/01/23	715	794,279
Pasadena Unified School District (GO)
5.000%, 05/01/20	550	550,000
Peralta Community College District (GO) Series A
5.000%, 08/01/20	1,645	1,661,631
5.000%, 08/01/21	9,000	9,447,750
4.000%, 08/01/23	1,515	1,648,941
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	2,004,759
Redwood City School District (GO)
4.000%, 08/01/20	450	453,551

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District (RB) Series X
5.000%, 08/15/21	750	$789,645
¤ 5.000%, 08/15/25 (Pre-refunded @ $100, 8/15/21)	2,985	3,149,115
¤ 5.000%, 08/15/26 (Pre-refunded @ $100, 8/15/21)	6,065	6,398,454
San Diego Community College District (GO)
4.000%, 08/01/20	1,040	1,048,341
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/21)	6,800	7,171,280
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/20	1,385	1,385,000
5.000%, 05/01/21	550	573,667
San Diego Public Facilities Financing Authority (RB) Series A
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/20)	4,455	4,518,796
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	6,175	6,679,250
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
4.000%, 05/15/20	11,000	11,010,670
5.000%, 05/15/20	7,750	7,759,842
¤ 5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)	1,235	1,236,754
¤ 5.250%, 05/15/26 (Pre-refunded @ $100, 5/15/20)	11,000	11,015,620
San Diego Unified School District (RN) Series A
5.000%, 06/30/20	16,600	16,720,350
San Diego Unified School District (GO) Series A
4.000%, 07/01/20	10,000	10,053,800
5.000%, 07/01/21	7,695	8,072,286
San Diego Unified School District (GO) Series K-2
4.000%, 07/01/21	8,000	8,300,160

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	$2,233,180
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	1,390	1,466,158
San Francisco Community College District (GO)
5.000%, 06/15/20	5,430	5,455,032
San Francisco Unified School District (GO)
3.000%, 06/15/20	500	501,220
5.000%, 06/15/21	5,000	5,219,250
San Francisco Unified School District (GO) Series A
3.000%, 06/15/20	5,320	5,332,981
5.000%, 06/15/20	3,080	3,094,476
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,781,395
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21)	1,175	1,226,430
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	250	263,638
San Juan Unified School District (GO)
3.000%, 08/01/22	1,200	1,248,996
San Leandro Unified School District (GO) Series B
4.000%, 08/01/21	265	274,715
San Mateo County Community College District (GO)
4.000%, 09/01/21	1,310	1,364,247
San Mateo County Community College District (GO) Series B
4.000%, 09/01/20	755	763,139
San Rafael City High School District (GO) Series B
4.000%, 08/01/20	305	307,406
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	4,225	4,382,550

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara Unified School District (GO)
5.000%, 07/01/20	5,000	$5,034,000
5.000%, 07/01/20	3,195	3,216,726
Santa Monica Community College District (GO) Series D
4.000%, 08/01/20	1,855	1,870,192
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/20	14,365	14,479,489
Santa Monica-Malibu Unified School District (GO) Series D
4.000%, 08/01/20	5,765	5,810,947
Sequoia Union High School District (RN)
2.000%, 06/30/20	5,000	5,010,450
Sequoia Union High School District (GO)
1.500%, 07/01/20	5,640	5,647,219
Sierra Joint Community College District
4.000%, 08/01/21	650	676,221
Southern California Public Power Authority (RB)
4.000%, 07/01/20	4,090	4,109,509
5.000%, 07/01/21	3,825	4,001,638
State of California
5.000%, 09/01/22	9,525	10,357,675
5.000%, 10/01/22	14,500	15,809,785
Tustin Unified School District (GO)
¤ 6.000%, 08/01/36 (Pre-refunded @ $100, 8/1/21)	1,500	1,599,645
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	14,770	16,032,540
Washington Unified School District (GO)
4.000%, 08/01/20	1,000	1,007,600
West Contra Costa Unified School District (GO) (AGM)
5.000%, 08/01/20	820	827,987
West Contra Costa Unified School District (GO) Series A
4.000%, 08/01/20	2,715	2,734,901

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
West Valley-Mission Community College District (GO) Series A
3.000%, 08/01/20	7,020	$7,057,136
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/21	1,345	1,412,062
Western Placer Unified School District (RN)
2.000%, 06/30/20	8,000	8,016,720

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Westlands Water District (RB) (AGM) Series A
4.000%, 09/01/20	1,045	$1,056,161

TOTAL MUNICIPAL BONDS Cost ($1,076,927,259)		1,079,779,238

TOTAL INVESTMENTS — (100.0%) (Cost $1,076,927,259)		$1,079,779,238

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,079,779,238	—	$1,079,779,238

TOTAL	—	$1,079,779,238	—	$1,079,779,238

See accompanying Notes to Financial Statements.

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
4.000%, 08/01/21	240	$249,072
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/21)	235	248,691
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)	965	1,021,221
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21)	400	423,304
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)	960	1,015,930
Anaheim Union High School District (GO)
5.000%, 08/01/23	1,905	2,132,514
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	979,718
Antelope Valley Union High School District (GO)
4.000%, 08/01/21	500	518,900
5.000%, 08/01/22	1,650	1,788,270
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,136,823
Azusa Unified School District (GO)
4.000%, 07/01/21	400	414,112
5.000%, 07/01/21	825	863,585
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	6,640	7,820,260
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/30 (Pre-refunded @ $100, 4/1/23)	10,500	11,778,060

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	$675,126
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	571,293
5.000%, 08/01/28	2,540	3,260,014
Beverly Hills Unified School District (GO)
2.000%, 08/01/21	145	147,018
2.000%, 08/01/22	2,805	2,867,692
Buena Park School District (GO) (AGM)
2.500%, 08/01/21	75	76,244
Burbank Unified School District (GO)
5.000%, 08/01/24	300	344,445
Butte-Glenn Community College District (GO)
2.500%, 08/01/20	550	552,382
California Infrastructure & Economic Dev. Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	2,988,975
California Infrastructure & Economic Development Bank (RB) (FGIC) Series A
5.000%, 07/01/26	7,500	9,226,875
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	225	283,624
California Municipal Finance Authority (RB)
¤ 5.750%, 01/01/33 (Pre-refunded @ $100, 1/1/22)	750	811,680
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)	3,905	4,239,463
California State (GO)
5.000%, 11/01/20	750	766,590
4.000%, 12/01/20	750	765,098
5.000%, 02/01/21	700	721,420

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 04/01/21	475	$492,794
5.000%, 09/01/21	460	485,093
5.000%, 09/01/21	3,705	3,907,108
5.000%, 10/01/21	200	211,594
4.000%, 09/01/22	525	558,889
5.250%, 09/01/22	2,585	2,825,741
5.250%, 10/01/22	2,380	2,609,075
5.000%, 12/01/22	1,245	1,364,644
5.000%, 02/01/23	1,400	1,541,316
5.000%, 08/01/23	1,500	1,676,595
5.000%, 09/01/23	1,635	1,832,050
5.000%, 10/01/23	100	112,330
5.000%, 11/01/23	875	985,311
5.000%, 05/01/24	975	1,112,602
5.000%, 09/01/24	1,000	1,151,660
5.000%, 10/01/24	2,400	2,770,272
5.000%, 11/01/24	850	983,348
5.500%, 02/01/25	1,000	1,185,410
5.000%, 08/01/25	3,275	3,855,952
5.000%, 08/01/25	4,500	5,298,255
5.000%, 09/01/25	840	991,032
5.000%, 10/01/25	1,000	1,182,210
5.000%, 11/01/25	4,000	4,738,440
5.000%, 08/01/26	800	964,584
5.000%, 08/01/26	1,400	1,688,022
5.000%, 08/01/26	2,850	3,436,330
3.500%, 08/01/27	2,220	2,497,389
5.000%, 08/01/27	8,750	10,782,275
5.000%, 10/01/27	2,500	3,091,475
5.000%, 04/01/28	1,000	1,247,580
5.000%, 08/01/28	1,000	1,255,100
5.000%, 10/01/28	4,750	5,978,730
5.000%, 10/01/28	2,000	2,517,360
5.000%, 04/01/29	5,000	6,345,200
California State (GO) Series B
5.000%, 09/01/21	1,060	1,117,823
5.000%, 09/01/21	1,700	1,792,735
5.000%, 09/01/23	2,285	2,560,388
5.000%, 08/01/25	3,000	3,532,170
5.000%, 08/01/26	1,000	1,205,730
California State Department of Water Resources (RB) Series
5.000%, 12/01/22	3,210	3,538,319
5.000%, 12/01/23	900	1,024,056
¤ 5.000%, 12/01/24 (Pre-refunded @ $100, 6/1/24)	1,905	2,222,640
California State Department of Water Resources (RB) Series AM
5.000%, 12/01/22	4,105	4,524,859

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 6/1/23)	5,000	$5,491,450
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	1,485	1,636,886
5.000%, 12/01/24	1,000	1,172,550
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	5,140,800
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	16,623
California State Department of Water Resources Power Supply Revenue (RB) Series L
5.000%, 05/01/20	3,380	3,380,000
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	7,410	8,002,578
California State Public Works Board (RB) (ETM) Series
5.000%, 09/01/20	1,000	1,014,490
California State Public Works Board (RB) (ETM) Series F
5.000%, 10/01/20	500	509,100
California State Public Works Board (RB) (ETM) Series H
5.000%, 09/01/21	1,740	1,841,355
California State University (RB) Series
5.000%, 11/01/29	1,500	1,948,380
California State University (RB) Series A
5.000%, 11/01/20	685	699,433
5.000%, 11/01/25	1,015	1,211,839
5.000%, 11/01/25	2,000	2,387,860
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	109,686

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Statewide Communities Dev. Authority (RB)
¤ 6.000%, 06/01/33 (Pre-refunded @ $100, 6/1/21)	1,295	$1,368,077
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	180,498
Carlsbad Unified School District (GO)
5.000%, 08/01/21	230	241,615
5.000%, 08/01/24	325	373,149
Central Marin Sanitation Agency (RB)
4.000%, 09/01/21	1,425	1,483,425
Cerritos Community College District (GO) Series
5.000%, 08/01/29	400	516,012
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	978,345
4.000%, 08/01/23	1,970	2,129,787
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	354,628
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	276,775
Chino Valley Unified School District (GO) Series A
4.000%, 08/01/21	200	206,878
Chula Vista Elementary School District (GO)
5.000%, 08/01/22	1,835	1,988,773
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	250	293,445
City & County of San Francisco (GO) Series
5.000%, 06/15/20	575	577,852
5.000%, 06/15/20	2,000	2,009,920
5.000%, 06/15/24	1,000	1,155,420
City & County of San Francisco (GO) Series A
5.000%, 06/15/20	1,715	1,723,506

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series B
4.000%, 06/15/20	800	$803,056
City & County of San Francisco (GO) Series R1
5.000%, 06/15/20	500	502,480
5.000%, 06/15/21	2,315	2,422,323
City of Grover Beach (GO)
5.000%, 09/01/23	360	406,530
City of Long Beach Harbor Revenue (RB) Series
5.000%, 05/15/28	500	618,885
5.000%, 05/15/29	375	471,431
City of Los Angeles (GO) Series A
5.000%, 09/01/20	445	451,194
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,000	1,162,180
City of Oakland (GO) Series A
5.000%, 01/15/25	500	588,585
City of Pacifica COP
5.000%, 01/01/24	250	285,293
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	1,000	1,083,340
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/21	865	918,094
5.000%, 11/01/22	1,335	1,461,545
5.000%, 11/01/23	1,475	1,665,821
5.000%, 11/01/24	1,250	1,453,212
5.000%, 11/01/25	1,000	1,193,930
City of San Francisco Public Utilities Commission Water Revenue (RB) Series
¤ 5.000%, 11/01/23 (Pre-refunded @ $100, 11/1/20)	1,000	1,021,920
¤ 5.500%, 11/01/30 (Pre-refunded @ $100, 11/1/20)	1,000	1,024,370
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	874,995
Coast Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/23)	4,075	4,627,162

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Colton Joint Unified School District (GO)
5.000%, 08/01/21	900	$944,073
Conejo Valley Unified School District (GO) Series
5.000%, 08/01/21	500	525,055
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/22	470	503,022
5.000%, 03/01/24	1,250	1,418,225
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,526,487
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	553,404
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	527,380
5.000%, 08/01/27	150	185,880
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	1,063,167
Cupertino Union School District (GO) Series B
4.000%, 08/01/21	400	415,424
Davis Joint Unified School District Community Facilities District (ST) (AGM)
3.000%, 08/15/22	1,000	1,040,300
Del Mar Union School District (GO) Series
4.000%, 08/01/28	240	288,962
Desert Sands Unified School District (GO)
5.000%, 08/01/21	3,000	3,151,500
Dublin Unified School District (GO)
5.000%, 08/01/22	875	951,983
5.000%, 08/01/23	1,665	1,872,909
East Bay Regional Park District (GO) Series A-
5.000%, 09/01/27	550	692,797
East Side Union High School District (GO)
4.000%, 08/01/21	600	621,162
East Side Union High School District (GO) Series A
3.000%, 08/01/21	575	588,214

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/21	1,285	$1,334,061
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	231,744
Fallbrook Union Elementary School District (GO) Series A
5.000%, 08/01/20	200	202,046
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	303,798
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	118,621
Fontana Unified School District (GO)
4.000%, 08/01/21	1,585	1,644,913
4.000%, 08/01/22	875	929,031
Fountain Valley Public Finance Authority (RB) Series
5.000%, 07/01/24	250	289,680
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	352,437
Fremont Union High School District (GO) Series
5.000%, 08/01/25	795	948,872
Fresno Unified School District (GO) (AGM) Series A
4.500%, 08/01/20	480	484,334
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,900,793
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	100	111,224
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	621,155
Hacienda La Puente Unified School District (GO) (NATL)
5.000%, 08/01/23	225	250,124

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Jurupa Unified School District (GO) (AGM)
5.000%, 08/01/20	725	$732,504
Kern High School District (GO) Series A
3.000%, 08/01/20	3,885	3,906,329
3.000%, 08/01/26	895	976,875
Kern High School District (GO) Series E
2.000%, 08/01/20	2,435	2,442,500
3.000%, 08/01/21	465	477,025
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	776,822
Liberty Union High School District (GO)
5.000%, 08/01/20	380	383,914
4.000%, 08/01/21	500	519,090
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	325	380,520
Lompoc Unified School District (GO) (AGC)
5.250%, 08/01/20	540	545,848
Long Beach Community College District (GO) Series
5.000%, 08/01/28	140	176,820
Long Beach Unified School District (GO)
5.000%, 08/01/20	1,500	1,515,450
5.000%, 08/01/26	200	242,074
Los Alamitos Unified School District (GO)
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 8/1/23)	5,905	6,731,877
Los Altos Elementary School District (GO)
4.000%, 08/01/21	250	259,640
4.000%, 08/01/21	470	488,123
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	382,571
5.000%, 08/01/24	250	289,838
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	435,568
5.000%, 08/01/25	1,240	1,478,613

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/01/26	2,500	$3,043,050
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	731,387
Los Angeles County Metropolitan Transportation Authority (RB) Series
5.000%, 07/01/27	3,565	4,431,616
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/20	830	835,901
5.000%, 07/01/20	300	302,133
5.000%, 07/01/21	520	546,057
5.000%, 07/01/22	870	947,395
5.000%, 07/01/25	1,590	1,887,330
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	3,435	4,077,345
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 06/01/20	500	501,685
5.000%, 07/01/20	525	528,733
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/20	525	528,733
Los Angeles County Public Works Financing Authority (RB) Series
5.000%, 12/01/25	165	194,786
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	1,450	1,679,506
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/20	500	503,360
5.000%, 07/01/22	435	472,523
5.000%, 07/01/28	750	959,033
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	1,665	2,037,610
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/20	600	603,990

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/21	1,000	$1,046,770
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,782,550
Los Angeles Unified School District (GO) Series
5.000%, 07/01/23	1,000	1,117,250
Los Angeles Unified School District (GO) Series A
3.000%, 07/01/20	790	792,710
5.000%, 07/01/20	150	150,989
2.000%, 07/01/22	1,515	1,543,270
5.000%, 07/01/24	720	827,935
5.000%, 07/01/26	2,270	2,737,597
5.000%, 07/01/27	1,500	1,840,575
5.000%, 07/01/28	1,000	1,250,690
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/21	1,710	1,788,147
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	2,600	2,718,820
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	500	613,525
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	541,450
5.000%, 07/01/23	3,050	3,407,612
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	570,909
Los Rios Community College District (GO) Series F
3.000%, 08/01/21	800	820,888
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/21	450	473,013
5.000%, 08/01/22	485	525,080
Manhattan Beach Unified School District (GO) Series C
3.500%, 09/01/21	1,185	1,225,954
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	688,756
Montebello Unified School District (GO)
5.000%, 08/01/20	415	419,295

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Moreland School District (GO) Series B
5.000%, 08/01/21	500	$525,055
Moreno Valley Public Financing Authority (RB)
5.000%, 11/01/20	1,470	1,500,091
Morongo Unified School District (GO)
3.000%, 08/01/22	480	499,162
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	114,993
5.000%, 08/01/25	80	94,457
5.000%, 08/01/26	220	265,844
5.000%, 08/01/27	120	148,333
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	854,896
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	370,055
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	2,500	2,668,725
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	253,345
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,860,963
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	472,479
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/20	1,005	1,015,130
5.000%, 08/01/22	1,500	1,610,130
5.000%, 08/01/24	900	1,017,450
5.000%, 08/01/26	575	678,287
Oakland Unified School District/Alameda County (GO) Series
4.000%, 08/01/22	350	368,025
4.000%, 08/01/24	500	544,920
5.000%, 08/01/25	540	624,564
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/22	3,000	3,220,260
5.000%, 08/01/25	750	867,450

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	$1,893,587
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/20	255	257,570
5.000%, 08/01/26	500	589,815
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	332,793
5.000%, 08/01/24	1,125	1,281,701
5.000%, 08/01/25	1,250	1,459,362
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	1,240	1,374,044
Oxnard Union High School District (GO)
4.000%, 08/01/21	320	332,218
4.000%, 08/01/22	500	531,445
Palomar Community College District (GO)
5.000%, 05/01/21	965	1,004,459
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	167,915
Palos Verdes Peninsula Unified School District (GO) Series B
5.000%, 11/01/21	250	265,270
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	924,960
Piedmont Unified School District (GO)
3.000%, 08/01/20	845	849,639
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,200,690
Plumas Unified School District (GO) (AGM)
5.250%, 08/01/21	800	841,432
Rancho Santiago Community College District (GO) (AGM)
5.250%, 09/01/20	500	507,365
Redlands Financing Authority (RB) Series
5.000%, 09/01/22	1,290	1,409,635

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Redlands Unified School District (GO)
5.000%, 07/01/26	300	$359,454
5.000%, 07/01/27	500	612,390
Redwood City School District (GO)
5.000%, 08/01/27	50	62,116
5.000%, 08/01/28	85	107,806
Reed Union School District (GO)
4.000%, 08/01/27	460	545,169
Regents of the University of California Medical Center Pooled Revenue (RB) Series
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	500	561,790
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 5/15/23)	670	756,725
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,268,938
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	570,943
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	8,035	9,013,502
5.000%, 08/15/26	1,000	1,219,540
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/22	1,000	1,085,150
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	503,967
San Diego Community College District (GO)
5.000%, 08/01/24	1,300	1,510,080
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	5,000	5,677,500
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,082,156

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	310	$323,339
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,212,097
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	700	757,162
5.000%, 05/15/23	2,070	2,315,419
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
4.000%, 05/15/20	3,000	3,002,910
¤ 5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)	1,975	1,977,804
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A
¤ 5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)	2,690	2,717,976
San Diego Unified School District (GO) Series C-
5.000%, 07/01/29	895	1,147,855
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/20	435	438,028
5.000%, 07/01/23	300	334,977
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	110	132,947
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	4,270	4,503,953
5.500%, 07/01/25	2,550	3,080,425
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,824,010
San Diego Unified School District (GO) (NATL) Series D-1
5.500%, 07/01/24	190	222,150
5.500%, 07/01/25	445	536,332
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	1,000	1,149,040

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	$551,353
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	428,123
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series C
¤ 5.000%, 05/01/21 (Pre-refunded @ $100, 5/1/20)	540	540,000
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series D
¤ 5.000%, 05/01/23 (Pre-refunded @ $100, 5/3/21)	875	912,056
San Francisco Community College District (GO)
5.000%, 06/15/20	2,100	2,109,681
5.000%, 06/15/22	2,070	2,231,481
5.000%, 06/15/23	3,775	4,195,875
5.000%, 06/15/24	1,365	1,559,990
San Francisco Community College District (GO) Series D
5.000%, 06/15/20	600	602,766
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	2,000	2,072,400
San Francisco Unified School District (GO)
5.000%, 06/15/20	725	728,408
5.000%, 06/15/21	230	240,086
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,595	1,929,806
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,580	1,608,345

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21)	335	$349,663
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	1,750	1,845,462
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	109,493
San Juan Unified School District (GO)
3.000%, 08/01/22	1,480	1,540,428
5.000%, 08/01/22	800	867,968
3.000%, 08/01/24	610	652,901
3.000%, 08/01/25	1,475	1,597,676
3.000%, 08/01/26	3,135	3,431,602
San Juan Water District (RB)
5.000%, 02/01/26	500	605,640
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	265	278,279
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	567,189
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	515,316
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	1,600	1,659,664
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	413,637
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,157,390
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,101,969
5.000%, 08/01/27	3,405	4,272,594
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	758,329

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	225	$244,116
5.000%, 08/01/22	400	433,984
5.000%, 08/01/26	105	127,439
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	291,052
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	590,635
Southern California Public Power Authority
5.000%, 07/01/23	1,800	2,015,496
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,661,820
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	265,704
State of California (GO)
5.000%, 10/01/25	5,000	5,911,050
5.000%, 04/01/29	2,000	2,538,080
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/1/23)	2,000	2,362,040
Stockton Unified School District (GO) (AGM)
5.000%, 07/01/20	150	150,935
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	600	717,738
Sylvan Union School District (GO) Series
5.000%, 08/01/26	405	490,471
Tahoe Forest Hospital District (GO)
4.000%, 08/01/20	295	297,018
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	445	505,298

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Tustin Unified School District (GO) Series B
¤ 5.250%, 08/01/31 (Pre-refunded @ $100, 8/1/21)	415	$438,937
University of California (RB) Series AF
5.000%, 05/15/22	3,000	3,241,170
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 5/15/23)	400	448,792
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	305	331,071
Upland Unified School District (GO) Series A
5.000%, 08/01/21	500	525,055
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM) Series A
4.000%, 08/01/21	1,125	1,171,811
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	114,478
West Contra Costa Unified School District (GO) (AGM)
5.000%, 08/01/20	100	100,974
West Contra Costa Unified School District (GO)
5.000%, 08/01/21	430	450,455
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,259,666

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	$614,260
5.000%, 08/01/26	545	659,652
5.000%, 08/01/27	575	712,097
West Contra Costa Unified School District (GO) Series B
6.000%, 08/01/20	1,475	1,492,906
West Covina Unified School District (GO) (AGM)
5.000%, 08/01/21	385	404,443
West Valley-Mission Community College District (GO) Series
5.000%, 08/01/29	135	174,691
Westside Union School District (GO) Series A
3.000%, 08/01/21	300	307,758
4.000%, 08/01/23	700	762,356
Windsor Unified School District (GO)
4.000%, 08/01/26	105	120,915
Wright Elementary School District (GO) Series A
3.000%, 08/01/20	165	165,813
Yuba Community College District (GO) Series B
4.000%, 08/01/21	355	368,643

TOTAL MUNICIPAL BONDS Cost ($499,962,633)		508,087,655

TOTAL INVESTMENTS — (100.0%) (Cost $499,962,633)		$508,087,655

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$508,087,655	—	$508,087,655

TOTAL	—	$508,087,655	—	$508,087,655

See accompanying Notes to Financial Statements.

DFA NY MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Albany County (GO)
5.000%, 06/01/21	370	$386,395
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	299,550
Babylon Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	290	290,415
Bedford Central School District (GO)
3.000%, 07/01/22	500	520,510
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	632,850
Bronxville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/21	700	739,102
Chappaqua Central School District (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	475	507,723
City of Ithaca (GO) Series A
3.000%, 02/15/21	225	228,719
City of New York (GO) Series
5.000%, 08/01/21	265	276,697
5.000%, 08/01/22	310	333,684
City of New York (GO) Series A
5.000%, 08/01/20	450	454,104
5.000%, 08/01/23	1,200	1,327,152
5.000%, 08/01/24	620	703,086
5.000%, 08/01/25	220	255,167
City of New York (GO) Series A-1
4.000%, 08/01/20	100	100,672
City of New York (GO) Series B
5.000%, 08/01/20	375	378,420
5.000%, 08/01/21	1,000	1,044,140
City of New York (GO) Series C
5.000%, 08/01/20	200	201,824
5.000%, 08/01/20	100	100,912

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
5.000%, 08/01/20	100	$100,912
5.000%, 08/01/21	300	313,242
City of New York (GO) Series E
5.000%, 08/01/20	1,000	1,009,120
5.000%, 08/01/20	2,700	2,724,624
5.000%, 08/01/20	2,365	2,386,569
5.000%, 08/01/21	625	652,587
5.000%, 08/01/23	1,000	1,105,960
City of New York (GO) Series F
5.000%, 08/01/21	300	313,242
City of New York (GO) Series F-
5.000%, 06/01/21	300	311,481
City of New York (GO) Series I-
5.000%, 03/01/22	265	281,878
City of New York (GO) Series E
5.000%, 08/01/21	350	365,449
City of New York NY Series B
5.000%, 08/01/21	875	913,622
City of New York NY Series J
5.000%, 08/01/20	1,120	1,130,214
City of Rochester (GO) Series
4.000%, 02/15/21	1,080	1,105,888
City of Rochester (GO) Series I
4.000%, 10/15/21	675	704,916
City of Rochester (GO) Series II
3.000%, 08/06/20	2,000	2,004,440
Dutchess County (GO)
4.000%, 10/01/20	275	278,545
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	544,040
Eden Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/20	660	662,072
Edgemont Union Free School District at Greenburgh (GO) (ST AID WITHHLDG)
4.000%, 08/15/20	525	529,783

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Grand Island Central School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	500	$532,065
Hauppauge Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/22	235	255,774
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	208,244
3.000%, 08/15/23	360	380,034
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/21	150	155,159
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	450	455,724
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	649,101
Island Trees Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 05/15/20	1,170	1,171,521
Kenmore-Tonawanda Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/20	730	732,292
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/20	510	510,836
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	201,685
Long Beach City School District (GO) (ST AID WITHHLDG)
3.000%, 05/01/20	160	160,000
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	1,195	1,210,595
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	145	154,567

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority (RB) Series A
5.000%, 11/15/21	855	$855,983
Metropolitan Transportation Authority (RB) Series D
¤ 5.250%, 11/15/40 (Pre-refunded @ $100, 11/15/20)	1,000	1,024,700
Metropolitan Transportation Authority (RB) Series G
¤ 5.250%, 11/15/24 (Pre-refunded @ $100, 11/15/20)	1,500	1,536,645
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	500	507,050
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	761,119
Middletown City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	500	500,680
5.000%, 09/15/24	130	150,771
Monroe County Industrial Dev. Corp. (RB) Series B
¤ 5.000%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	415	435,746
Mount Pleasant Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	1,550	1,552,216
Nassau County Interim Finance Authority (RB) Series A
5.000%, 11/15/21	505	536,800
New Hartford Central School District (GO) (AGM ST AID WITHHLDG)
2.125%, 06/15/21	250	253,245
New Rochelle City School District (GO) (ST AID WITHHLDG)
4.000%, 06/01/20	300	300,738
New York State (GO) Series
5.000%, 03/15/22	160	172,282
5.000%, 03/01/23	2,000	2,222,240

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State (GO) Series A
5.000%, 02/15/21	750	$774,510
New York State (GO) Series C
5.000%, 04/15/22	825	891,140
New York State Dormitory Authority (RB) Series
5.000%, 03/15/22	1,475	1,577,984
5.000%, 03/15/23	650	716,027
New York State Dormitory Authority (RB) Series A
5.000%, 07/01/20	395	397,666
5.000%, 12/15/20	265	271,699
5.000%, 03/15/21	225	232,423
5.000%, 03/15/21	1,090	1,125,959
5.000%, 12/15/21	150	159,206
5.000%, 02/15/22	235	250,682
5.000%, 10/01/22	475	516,961
4.000%, 12/15/22	100	106,920
5.000%, 12/15/22	500	547,405
5.000%, 03/15/23	325	358,013
¤ 5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	900	906,840
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,135	1,266,808
New York State Dormitory Authority (RB) Series B
5.000%, 03/15/21	310	320,227
5.000%, 02/15/22	1,000	1,066,730
5.000%, 02/15/24	455	514,910
New York State Dormitory Authority (RB) Series B-
5.000%, 02/15/25	550	638,467
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/21	1,210	1,248,006
5.000%, 02/15/24	300	339,501
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/21	900	928,269
5.000%, 03/15/21	3,000	3,098,970
New York State Urban Development Corp. Series
5.000%, 03/15/22	1,080	1,155,406
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/21	300	310,425
5.000%, 03/15/22	760	813,063

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
5.000%, 03/15/25	1,200	$1,395,972
New York State Urban Development Corp. (RB) Series A-
5.000%, 03/15/21	800	827,800
New York State Urban Development Corp. (RB) Series A-1
5.000%, 03/15/21	360	372,510
Niagara County (GO)
2.000%, 12/01/21	250	254,093
Niskayuna Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/20	555	557,098
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	292,319
2.000%, 12/15/23	550	565,851
North Tonawanda City School District (GO) (ST AID WITHHLDG)
4.000%, 09/15/21	650	676,793
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	538,668
Onondaga County (GO)
5.000%, 05/01/20	440	440,000
4.000%, 06/15/20	150	150,561
4.000%, 05/01/22	590	625,211
5.000%, 06/01/22	700	757,736
Orange County (GO)
3.000%, 08/15/20	665	669,070
3.000%, 08/15/21	830	851,489
Orange County (GO) Series
5.000%, 03/15/21	325	336,265
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/21	1,225	1,278,716
Port Authority of New York & New Jersey (RB) Series 189
5.000%, 05/01/23	305	334,567
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/21	135	138,542

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Red Hook Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/20	150	$150,545
Riverhead Central School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/22	120	124,556
2.000%, 10/15/22	280	286,770
Sachem Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/20	850	866,133
Saranac Lake Central School District (GO) (ST AID WITHHLDG)
3.000%, 06/15/20	1,070	1,072,664
Schenectady County (GO)
5.000%, 12/15/20	800	819,376
5.000%, 06/15/25	140	166,135
Schenectady County (GO) Series B
3.000%, 12/15/21	470	483,630
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	590	622,114
Smithtown Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	295	312,393
Spencerport Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	500	505,800
Suffern Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	215	227,676
Syosset Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/20	1,210	1,219,535
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
5.000%, 06/15/20	100	100,483
4.000%, 06/15/22	250	266,035
Town of Babylon (GO)
5.000%, 10/01/20	400	407,000
3.000%, 07/01/25	375	406,594

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of Babylon (GO) Series
2.000%, 06/01/20	150	$150,146
Town of Bedford (GO) Series A
3.000%, 03/15/21	455	463,399
3.000%, 03/15/25	330	357,697
Town of Brookhaven (GO) Series
3.000%, 03/15/22	650	673,328
Town of Brookhaven (GO) Series A
5.000%, 09/15/20	1,040	1,055,631
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	500	551,550
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	298,114
Town of Clarence (GO)
2.000%, 08/01/20	320	321,002
2.000%, 08/01/21	250	253,543
2.250%, 08/01/24	210	218,908
Town of Eastchester (GO)
2.500%, 07/15/22	330	340,468
Town of Hempstead (GO)
5.000%, 04/15/21	270	279,971
Town of Hempstead (GO) Series B
5.000%, 09/15/20	1,030	1,045,213
5.000%, 09/15/21	2,250	2,369,385
Town of Huntington (GO)
2.000%, 12/01/23	220	226,450
Town of Huntington (GO) Series B
5.000%, 11/01/20	2,280	2,328,040
Town of Islip (GO) Series
5.000%, 05/15/20	885	886,159
Town of Islip (GO) Series A
5.000%, 05/01/20	150	150,000
Town of North Hempstead (GO) Series A
3.000%, 04/01/24	425	454,950
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/20	405	413,878
5.000%, 01/01/22	190	202,303
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	670	684,686
5.000%, 11/15/22	190	208,318
5.000%, 11/15/22	295	323,441
Triborough Bridge & Tunnel Authority Series B
4.000%, 11/15/20	940	955,642

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/21	230	$241,201
Ulster County (GO)
2.000%, 11/15/22	240	245,650
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	525,697
Village of Croton-On-Hudson (GO) Series A
3.000%, 04/01/21	300	305,631
Village of Farmingdale (GO)
3.000%, 07/15/21	215	220,442
Village of Garden City (GO) Series B
2.000%, 10/15/21	340	345,610
2.000%, 10/15/22	470	479,757
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,189,789
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	255,505

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Washingtonville Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/20	750	$753,622
Westchester County (GO) Series
5.000%, 07/01/20	435	437,914
Yorktown Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/01/21	400	405,196

TOTAL MUNICIPAL BONDS Cost ($103,440,730)		104,060,671

TOTAL INVESTMENTS — (100.0%) (Cost $103,440,730)		$104,060,671

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$104,060,671	—	$104,060,671

TOTAL	—	$104,060,671	—	$104,060,671

See accompanying Notes to Financial Statements.

DFA MN MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	100	$103,060
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,150	1,185,017
City of Bemidji (GO) (AGM) Series A
5.000%, 02/01/21	575	591,945
City of Brainerd (GO) (MN CRED PROG) Series A
5.000%, 10/01/21	570	601,800
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	393,739
City of Chaska (GO) Series B
5.000%, 02/01/21	385	396,723
5.000%, 02/01/23	180	198,632
City of Circle Pines (GO) Series B
3.000%, 02/01/21	215	218,167
City of Duluth (GO) Series D
3.000%, 02/01/21	100	101,458
City of East Grand Forks (GO) Series A
3.000%, 02/01/21	200	202,872
City of Hopkins (GO) Series D
3.000%, 02/01/22	130	134,363
City of Kasson (GO)
4.000%, 02/01/23	320	344,154
City of Lakeville (GO) Series B
5.000%, 02/01/24	710	810,642
City of Maple Grove (GO) Series E
5.000%, 02/01/22	700	747,586
City of Marshall (GO) Series A
5.000%, 02/01/22	225	240,215
City of Marshall (GO) Series B
5.000%, 02/01/21	110	113,225

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
City of Minneapolis (GO)
2.000%, 12/01/20	520	$524,020
4.000%, 12/01/20	480	489,211
3.000%, 12/01/27	5,000	5,346,500
City of Minnetonka (GO) Series A
4.000%, 02/01/21	545	557,044
4.000%, 02/01/22	415	436,070
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	798,287
City of Richfield (GO) Series A
3.000%, 02/01/24	255	271,833
City of Rochester (GO) Series A
5.000%, 02/01/22	195	208,783
5.000%, 02/01/23	325	348,910
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	471,398
City of Saint Cloud (RB) Series A
¤ 5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20)	300	300,000
City of Saint Paul (GO) Series A
5.000%, 09/01/21	610	643,275
City of Saint Paul (GO) Series B
5.000%, 11/01/20	835	853,011
City of Saint Paul (GO) Series H
5.000%, 11/01/21	285	302,493
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	700	723,492
City of Savage (GO) Series A
3.000%, 02/01/21	150	152,210
City of Shoreview (GO) Series A
3.000%, 02/01/21	290	294,272
City of Waconia (GO) Series A
3.000%, 02/01/23	450	473,738
3.000%, 02/01/26	820	897,695

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	$240,985
City of Woodbury (GO) Series A
2.000%, 02/01/22	145	147,749
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 04/01/22	910	980,070
Cook County (GO) Series A
3.000%, 02/01/21	180	182,624
County of Hennepin (GO) Series A
5.000%, 12/01/23	1,000	1,138,220
County of Itasca (GO) Series A
5.000%, 02/01/24	545	618,177
County of Olmsted (GO) Series A
5.000%, 02/01/24	675	771,484
4.000%, 02/01/27	445	496,478
County of Sherburne (GO) Series A
3.000%, 02/01/24	1,360	1,448,754
County of Swift (GO) Series A
3.000%, 02/01/23	215	225,625
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,303,310
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	618,601
Hastings Independent School District No. 200 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	740	762,533
Hennepin County (GO) Series A
5.000%, 12/01/20	400	409,852
5.000%, 12/01/22	1,125	1,239,761
Hennepin County (GO) Series B
5.000%, 12/01/21	2,000	2,129,560
Houston County (GO) Series A
5.000%, 02/01/22	375	400,358
Itasca County (GO) Series A
5.000%, 02/01/23	865	952,313

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Luverne Independent School District No. 2184 (GO) (SD CRED PROG) Series A
4.000%, 02/01/21	510	$521,771
Mahtomedi Independent School District No. 832 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	175	180,355
Metropolitan Council (GO) Series A
5.000%, 03/01/22	100	107,347
5.000%, 03/01/23	650	721,461
Metropolitan Council (GO) Series B
5.000%, 03/01/21	350	361,911
Metropolitan Council (GO) Series C
5.000%, 03/01/23	400	443,976
5.000%, 03/01/26	1,550	1,877,670
Metropolitan Council (GO) Series E
5.000%, 09/01/21	400	421,820
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	887,271
4.000%, 02/01/24	830	912,834
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	750	802,740
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	1,200	1,369,152
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	400	428,128
Minnesota Higher Education Facilities Authority (RB) Series 7-K2-HA
¤ 6.000%, 10/01/40 (Pre-refunded @ $100, 10/1/21)	450	482,832
Minnesota State (GO) Series A
5.000%, 08/01/20	2,585	2,612,840
5.000%, 08/01/20	2,000	2,021,540
5.000%, 08/01/20	1,000	1,010,770
5.000%, 08/01/20	1,000	1,010,770

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 10/01/20	505	$513,939
¤ 5.000%, 08/01/21 (Pre-refunded @ $100, 8/1/20)	1,250	1,263,212
¤ 5.000%, 08/01/22 (Pre-refunded @ $100, 8/1/20)	1,125	1,136,891
¤ 5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)	250	252,643
Minnesota State (GO) Series B
5.000%, 08/01/23	1,340	1,508,237
Minnesota State (GO) Series D
5.000%, 08/01/20	1,975	1,996,271
Minnesota State (GO) (ETM) Series D
5.000%, 08/01/20	25	25,261
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	662,430
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	1,490	1,606,652
4.000%, 02/01/24	300	330,633
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	157,662
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	255	272,243
3.000%, 02/01/24	255	271,738
Northern Municipal Power Agency (RB)
5.000%, 01/01/21	1,000	1,026,970
5.000%, 01/01/23	740	814,044

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	350	$360,710
Pine City Independent School District No. 578 (GO) (SD CRED PROG) Series A
2.000%, 02/01/21	300	302,499
Polk County (GO) Series A
5.000%, 02/01/22	200	213,596
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
4.000%, 02/01/21	1,500	1,534,845
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
5.000%, 02/01/22	210	224,767
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	765	788,409
Three Rivers Park District (GO) Series C
5.000%, 02/01/21	1,060	1,092,436
Washington County (GO) Series A
5.000%, 02/01/21	310	319,486
5.000%, 02/01/21	1,000	1,030,600
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	350	361,480
Wright County (GO) Series A
5.000%, 12/01/21	515	547,527

TOTAL MUNICIPAL BONDS Cost ($68,823,088)		69,332,663

TOTAL INVESTMENTS — (100.0%) (Cost $68,823,088)		$69,332,663

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$69,332,663	—	$69,332,663

TOTAL	—	$69,332,663	—	$69,332,663

See accompanying Notes to Financial Statements.

DFA OREGON MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	160	$174,254
City of Beaverton Water Revenue (RB)
5.000%, 04/01/22	525	564,491
5.000%, 04/01/29	100	128,330
City of Bend Water Revenue (RB)
5.000%, 12/01/21	255	271,437
5.000%, 12/01/23	400	454,532
5.000%, 12/01/26	200	242,402
City of Cottage Grove (GO)
5.000%, 09/01/26	500	605,720
4.000%, 06/01/29	100	118,772
City of Eugene Electric Utility System Revenue (RB) Series A
4.000%, 08/01/22	150	160,055
5.000%, 08/01/24	125	144,919
City of Eugene Water Utility System Revenue (RB)
4.000%, 08/01/20	100	100,789
City of Lake Oswego (GO)
5.000%, 12/01/26	250	308,868
City of Newberg (GO)
4.000%, 12/01/25	100	114,057
City of Portland (GO)
5.000%, 06/15/20	1,015	1,019,953
5.000%, 06/15/23	100	112,159
City of Portland (GO) Series A
5.000%, 03/01/26	100	119,709
City of Portland (GO) Series B
5.000%, 06/15/26	100	122,238
City of Portland (GO) Series C
5.000%, 06/15/25	100	119,051
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	580	629,184
5.000%, 06/15/23	140	156,976
5.000%, 10/01/23	225	254,675
5.000%, 05/01/24	260	299,759

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
5.000%, 06/15/27	700	$848,764
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	143,750
5.000%, 04/01/25	100	118,374
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	100,698
City of Salem (GO)
5.000%, 06/01/23	145	162,426
5.000%, 06/01/25	375	446,171
5.000%, 06/01/26	150	182,780
City of Salem Water & Sewer Revenue
5.000%, 06/01/25	600	709,002
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	140	155,088
4.000%, 04/01/26	250	287,600
4.000%, 04/01/27	265	309,390
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	124,981
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	215	257,275
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	113,746
5.000%, 12/01/26	230	283,344
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	500	648,670
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	85,639
County of Clackamas (GO)
5.000%, 06/01/21	750	783,232
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/20	440	442,134

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Jackson County (GO)
4.000%, 06/01/23	135	$146,880
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	380	462,251
Metro (GO)
5.000%, 06/01/20	750	752,408
Metro (GO) Series A
5.000%, 06/01/20	475	476,525
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	186,731
5.000%, 11/01/23	785	890,590
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	500	622,450
Multnomah County (GO)
5.000%, 06/01/24	650	750,445
5.000%, 06/01/29	250	311,118
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	750	889,192
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	350	367,329
Oregon State (GO) Series A
5.000%, 05/01/29	100	129,971
Oregon State (GO) Series K
5.000%, 11/01/26	340	418,710
Oregon State (GO) (ETM) Series L
5.000%, 05/01/21	140	146,024
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/20	350	357,956
5.000%, 11/15/23	125	141,846

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State Lottery (RB) Series A
¤ 5.250%, 04/01/27 (Pre-refunded @ $100, 4/1/21)	1,000	$1,038,880
Portland Community College District (GO)
5.000%, 06/15/23	500	559,975
5.000%, 06/15/23	100	111,995
5.000%, 06/15/25	100	118,832
5.000%, 06/15/26	325	395,346
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	801,745
State of Oregon (GO)
5.000%, 06/01/28	150	191,627
State of Oregon (GO) Series A
5.000%, 05/01/24	400	460,660
State of Oregon (GO) Series D
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/3/20)	1,765	1,784,097
State of Oregon (GO) Series H
5.000%, 06/01/25	145	171,890
State of Oregon (GO) Series P
5.000%, 11/01/20	100	102,107
State of Oregon Series H
5.000%, 08/01/23	105	118,254
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/25	520	623,288
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/22	725	792,236
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	750	824,422
5.000%, 09/01/23	325	367,006
5.000%, 09/01/24	435	506,549
5.000%, 09/01/29	395	482,789
Tualatin Hills Park & Recreation District (GO)
3.000%, 06/01/22	225	234,479
5.000%, 06/01/22	200	216,668
4.000%, 06/01/26	110	127,205

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/28	140	$173,873
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	345	409,594
Washington County (GO)
5.000%, 03/01/25	510	599,923

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
5.000%, 03/01/26	380	$457,721
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	350,998
5.000%, 10/01/24	225	262,548

TOTAL MUNICIPAL BONDS Cost ($31,787,242)		31,760,527

TOTAL INVESTMENTS — (100.0%) (Cost $31,787,242)		$31,760,527

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$31,760,527	—	$31,760,527

TOTAL	—	$31,760,527	—	$31,760,527

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $219,592, $1,359, $705 and $24 of securities on loan, respectively)	$7,250,221	$5,167,562	$1,106,595	$13,581,271
Temporary Cash Investments at Value & Cost	61,926	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $224,034, $1,404, $720 and $0, respectively)	224,065	1,405	720	—
Foreign Currencies at Value	—	752	228	2,573
Cash	2	87,430	5,924	149,837
Receivables:
Investment Securities Sold	40,476	49,954	7,818	101,985
Dividends and Interest	5,584	21,157	4,642	42,254
Securities Lending Income	39	2	—	—
Fund Shares Sold	8,623	3,832	366	14,593
Unrealized Gain on Forward Currency Contracts	—	1,335	838	44,620
Unrealized Gain on Foreign Currency Contracts	—	—	11	—
Prepaid Expenses and Other Assets	59	42	22	136

Total Assets	7,590,995	5,333,471	1,127,164	13,937,269

LIABILITIES:
Payables:
Upon Return of Securities Loaned	224,054	1,393	720	25
Investment Securities Purchased	42,248	50,057	—	185,211
Fund Shares Redeemed	30,134	4,619	410	15,735
Due to Advisor.	839	607	128	2,466
Unrealized Loss on Forward Currency Contracts	—	38,456	6,960	109,872
Unrealized Loss on Foreign Currency Contracts	—	—	—	763
Accrued Expenses and Other Liabilities	857	667	113	1,351

Total Liabilities	298,132	95,799	8,331	315,423

NET ASSETS	$7,292,863	$5,237,672	$1,118,833	$13,621,846

Institutional Class Shares — based on net assets of $7,292,863; $5,237,672; $1,118,833 and $13,621,846 and shares outstanding of 707,851,684, 525,587,337, 116,982,085 and 1,260,100,231, respectively	$10.30	$9.97	$9.56	$10.81

NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$7,247,116	$5,275,249	$1,134,066	$14,135,129

Foreign Currencies at Cost	$—	$745	$226	$2,560

NET ASSETS CONSIST OF:
Paid-In Capital	$7,302,196	$5,237,433	$1,197,850	$13,898,487
Total Distributable Earnings (Loss)	(9,333)	239	(79,017)	(276,641)

NET ASSETS	$7,292,863	$5,237,672	$1,118,833	$13,621,846

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $31,362 of securities on loan, respectively)	$1,468,477	$2,488,282	$5,237,058	$6,004,977
Temporary Cash Investments at Value & Cost	—	122,471	35,711	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $32,106, respectively)	—	—	—	32,109
Foreign Currencies at Value	403	—	—	193
Cash	32,066	—	—	85,642
Receivables:
Investment Securities Sold	—	—	—	8,622
Dividends and Interest	10,670	33	45,452	24,773
Securities Lending Income	—	—	—	6
Fund Shares Sold	7,943	3,725	6,525	8,287
Unrealized Gain on Forward Currency Contracts	2,658	—	—	2,923
Prepaid Expenses and Other Assets	36	51	53	76

Total Assets	1,522,253	2,614,562	5,324,799	6,167,608

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	32,089
Investment Securities Purchased	20,677	—	—	26,815
Fund Shares Redeemed	2,501	2,638	5,453	5,014
Due to Advisor	201	372	394	984
Unrealized Loss on Forward Currency Contracts	22,210	—	—	22,043
Unrealized Loss on Foreign Currency Contracts	34	—	—	—
Accrued Expenses and Other Liabilities	126	239	419	525

Total Liabilities	45,749	3,249	6,266	87,470

NET ASSETS	$1,476,504	$2,611,313	$5,318,533	$6,080,138

Institutional Class Shares — based on net assets of $1,476,504; $2,611,313; $5,318,533 and $6,080,138 and shares outstanding of 139,629,051, 247,136,716, 383,523,126 and 563,107,406, respectively	$10.57	$10.57	$13.87	$10.80

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,455,148	$2,487,112	$4,692,939	$6,103,495

Foreign Currencies at Cost	$396	$—	$—	$192

NET ASSETS CONSIST OF:
Paid-In Capital	$1,405,477	$2,633,619	$4,711,748	$6,121,070
Total Distributable Earnings (Loss)	71,027	(22,306)	606,785	(40,932)

NET ASSETS	$1,476,504	$2,611,313	$5,318,533	$6,080,138

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio *
ASSETS:
Investment Securities at Value (including $62,884, $8,888, $38,614 and $406,969 of securities on loan, respectively)	$1,818,521	$739,444	$1,754,450	$9,314,877
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $64,179, $9,086, $39,467 and $415,362, respectively)	64,187	9,087	39,471	415,409
Foreign Currencies at Value	—	1,120	203	1
Cash	23,608	16,238	43,554	68,282
Receivables:
Investment Securities Sold	1,272	—	—	1,279
Dividends and Interest	16,115	5,591	14,453	79,468
Securities Lending Income	15	3	14	124
Fund Shares Sold	2,610	480	9,976	10,358
Unrealized Gain on Forward Currency Contracts	—	72	868	—
Prepaid Expenses and Other Assets	73	32	—	87

Total Assets	1,926,401	772,067	1,862,989	9,889,885

LIABILITIES:
Payables:
Upon Return of Securities Loaned	64,227	9,089	39,483	415,608
Investment Securities Purchased	19,632	—	151,753	14,047
Fund Shares Redeemed	1,941	1,409	689	7,708
Due to Advisor	301	103	340	1,551
Unrealized Loss on Forward Currency Contracts	—	2,681	17,243	5,046
Unrealized Loss on Foreign Currency Contracts	—	9	—	—
Accrued Expenses and Other Liabilities	145	78	126	541

Total Liabilities	86,246	13,369	209,634	444,501

NET ASSETS	$1,840,155	$758,698	$1,653,355	$9,445,384

Institutional Class Shares — based on net assets of $1,840,155; $758,698; $1,653,355 and $9,445,384 and shares outstanding of 162,653,296, 76,947,867, 160,484,368 and 805,538,321, respectively	$11.31	$9.86	$10.30	$11.73

NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	500,000,000	2,000,000,000

Investment Securities at Cost	$1,725,497	$756,518	$1,764,278	$8,631,370

Foreign Currencies at Cost	$—	$1,112	$201	$1

NET ASSETS CONSIST OF:
Paid-In Capital	$1,762,512	$771,839	$1,626,399	$8,724,110
Total Distributable Earnings (Loss)	77,643	(13,141)	26,956	721,274

NET ASSETS	$1,840,155	$758,698	$1,653,355	$9,445,384

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$903,316	—	—	—
Investment Securities at Value (including $22,144, $0, $0 and $3,237 of securities on loan, respectively)	218,899	$240,893	$4,939,735	$1,296,925
Temporary Cash Investments at Value & Cost	15,481	—	43,612	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $22,580, $0, $0 and $3,322, respectively)	22,582	—	—	3,322
Foreign Currencies at Value	—	—	—	66
Cash	—	1,391	—	21,736
Receivables:
Dividends and Interest	393	373	10,761	6,381
Securities Lending Income	—	—	—	1
Fund Shares Sold	5,183	69	9,156	3,545
Unrealized Gain on Swap Contracts	—	—	—	149
Unrealized Gain on Forward Currency Contracts	—	—	—	197
Prepaid Expenses and Other Assets	48	4	45	17

Total Assets	1,165,902	242,730	5,003,309	1,332,339

LIABILITIES:
Payables:
Upon Return of Securities Loaned	22,580	—	—	3,314
Investment Securities/Affiliated Investment Companies Purchased	4,544	—	—	—
Fund Shares Redeemed	1,133	460	5,146	959
Due to Advisor	28	28	367	212
Unrealized Loss on Swap Contracts	—	—	—	38,881
Unrealized Loss on Forward Currency Contracts	—	—	—	2,611
Accrued Expenses and Other Liabilities	27	32	321	153

Total Liabilities	28,312	520	5,834	46,130

NET ASSETS	$1,137,590	$242,210	$4,997,475	$1,286,209

Institutional Class Shares — based on net assets of $1,137,590; $242,210; $4,997,475 and $1,286,209 and shares outstanding of 110,025,816, 20,371,804, 398,755,845 and 133,137,759, respectively	$10.34	$11.89	$12.53	$9.66

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$843,617	$—	$—	$—

Investment Securities at Cost	$214,301	$184,222	$4,616,637	$1,294,786

Foreign Currencies at Cost	$—	$—	$—	$65

NET ASSETS CONSIST OF:
Paid-In Capital	$1,071,453	$184,759	$4,649,884	$1,342,574
Total Distributable Earnings (Loss)	66,137	57,451	347,591	(56,365)

NET ASSETS	$1,137,590	$242,210	$4,997,475	$1,286,209

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short-Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$739,038	$138,675	$471,988	$2,383,931
Cash	665	3,622	4,946	118,153
Receivables:
Investment Securities Sold	575	—	2,716	—
Dividends and Interest	7,369	2,011	5,577	33,737
Fund Shares Sold	2,451	230	1,190	2,969
Unrealized Gain on Swap Contracts	99	3	—	—
Prepaid Expenses and Other Assets	31	8	24	22

Total Assets	750,228	144,549	486,441	2,538,812

LIABILITIES:
Payables:
Investment Securities Purchased	575	2,114	6,588	42,170
Fund Shares Redeemed	2,094	135	220	2,055
Due to Advisor	123	22	79	357
Due to Broker	35	—	—	—
Unrealized Loss on Swap Contracts	38,960	7,064	—	—
Accrued Expenses and Other Liabilities	96	36	57	218

Total Liabilities	41,883	9,371	6,944	44,800

NET ASSETS	$708,345	$135,178	$479,497	$2,494,012

Institutional Class Shares — based on net assets of $708,345; $135,178; $479,497 and $2,494,012 and shares outstanding of 73,683,913, 14,101,555, 46,568,556 and 244,918,592, respectively	$9.61	$9.59	$10.30	$10.18

NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	1,500,000,000

Investment Securities at Cost	$716,188	$136,263	$464,087	$2,379,187

NET ASSETS CONSIST OF:
Paid-In Capital	$731,414	$142,118	$471,632	$2,487,940
Total Distributable Earnings (Loss)	(23,069)	(6,940)	7,865	6,072

NET ASSETS	$708,345	$135,178	$479,497	$2,494,012

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio	DFA California Intermediate- Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,913,795	$1,079,779	$508,088
Cash	24,684	11,055	11,266
Receivables:
Dividends and Interest	22,184	17,421	6,112
Fund Shares Sold	2,766	1,405	851
Prepaid Expenses and Other Assets	36	19	15

Total Assets	1,963,465	1,109,679	526,332

LIABILITIES:
Payables:
Investment Securities Purchased	2,234	10,109	2,662
Fund Shares Redeemed	5,304	7,804	592
Due to Advisor	335	163	87
Accrued Expenses and Other Liabilities	158	110	56

Total Liabilities	8,031	18,186	3,397

NET ASSETS	$1,955,434	$1,091,493	$522,935

Institutional Class Shares — based on net assets of $1,955,434; $1,091,493 and $522,935 and shares outstanding of 188,821,250, 106,204,230 and 49,306,260, respectively	$10.36	$10.28	$10.61

NUMBER OF SHARES AUTHORIZED	1,500,000,000	1,000,000,000	1,000,000,000

Investment Securities at Cost	$1,864,537	$1,076,927	$499,963

NET ASSETS CONSIST OF:
Paid-In Capital	$1,906,455	$1,089,913	$514,943
Total Distributable Earnings (Loss)	48,979	1,580	7,992

NET ASSETS	$1,955,434	$1,091,493	$522,935

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$104,061	$69,333	$31,761
Cash	1,037	299	364
Receivables:
Investment Securities Sold	251	—	—
Dividends and Interest	1,269	785	433
Fund Shares Sold	510	91	1
Due from Advisor	—	—	17
Deferred Offering Costs	—	—	51
Prepaid Expenses and Other Assets	15	5	3

Total Assets	107,143	70,513	32,630

LIABILITIES:
Payables:
Investment Securities Purchased	251	—	147
Fund Shares Redeemed	15	1,643	22
Due to Advisor	16	14	—
Accrued Expenses and Other Liabilities	29	20	71

Total Liabilities	311	1,677	240

NET ASSETS	$106,832	$68,836	$32,390

Institutional Class Shares — based on net assets of $106,832; $68,836 and $32,390 and shares outstanding of 10,447,369, 6,848,506 and 3,241,274, respectively	$10.23	$10.05	$9.99

NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	$103,441	$68,823	$31,787

NET ASSETS CONSIST OF:
Paid-In Capital	$106,276	$68,407	$32,483
Total Distributable Earnings (Loss)	556	429	(93)

NET ASSETS	$106,832	$68,836	$32,390

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$65,316	$38,419	$8,218	$54,523
Income from Securities Lending.	100	7	6	5

Total Investment Income	65,416	38,426	8,224	54,528

Expenses
Investment Management Fees	5,420	4,107	899	17,652
Accounting & Transfer Agent Fees	657	513	80	1,482
Custodian Fees	73	94	22	352
Filing Fees	75	50	23	169
Shareholders’ Reports.	131	89	22	279
Directors’/Trustees’ Fees & Expenses	19	14	3	38
Professional Fees	52	39	9	102
Other	10	11	3	32

Total Expenses	6,437	4,917	1,061	20,106

Fees Paid Indirectly (Note C)	—	(107)	—	(411)

Net Expenses	6,437	4,810	1,061	19,695

Net Investment Income (Loss)	58,979	33,616	7,163	34,833

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	485	(2,130)	(7,343)	(53,611)
Affiliated Investment Companies Shares Sold	(14)	—	1	(8)
Foreign Currency Transactions	—	119,362	4	(5,169)
Forward Currency Contracts	—	—	28,723	427,410
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,957)	(96,492)	(26,233)	(316,318)
Affiliated Investment Companies Shares	27	1	(1)	—
Translation of Foreign Currency-Denominated Amounts	—	(298)	(12)	(632)
Forward Currency Contracts	—	(4,903)	(1,235)	36,881

Net Realized and Unrealized Gain (Loss)	(1,459)	15,540	(6,096)	88,553

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,520	$49,156	$1,067	$123,386

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio#
Investment Income
Interest	$6,427	$15,127	$60,582	$53,378
Income from Securities Lending	—	—	—	47

Total Investment Income	6,427	15,127	60,582	53,425

Expenses
Investment Management Fees	1,322	1,877	2,668	6,372
Accounting & Transfer Agent Fees	136	223	538	627
Custodian Fees	44	12	26	90
Filing Fees	78	37	51	160
Shareholders’ Reports	28	48	100	120
Directors’/Trustees’ Fees & Expenses	4	6	13	16
Professional Fees	9	16	35	41
Other	2	4	5	6

Total Expenses	1,623	2,223	3,436	7,432

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(125)	19	—	(303)
Fees Paid Indirectly (Note C)	(48)	—	—	—

Net Expenses	1,450	2,242	3,436	7,129

Net Investment Income (Loss)	4,977	12,885	57,146	46,296

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	4,315	204	73,931	2,590
Affiliated Investment Companies Shares Sold	—	—	—	6
Foreign Currency Transactions	(197)	—	—	52,575
Forward Currency Contracts	51,173	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(34,916)	1,767	300,654	(78,924)
Affiliated Investment Companies Shares	—	—	—	(4)
Translation of Foreign Currency-Denominated Amounts	(237)	—	—	(39)
Forward Currency Contracts	(273)	—	—	3,893

Net Realized and Unrealized Gain (Loss)	19,865	1,971	374,585	(19,903)

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,842	$14,856	$431,731	$26,393

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio #
Investment Income
Interest	$29,950	$7,601	$17,382	$133,858
Income from Securities Lending	118	27	137	957

Total Investment Income	30,068	7,628	17,519	134,815

Expenses
Investment Management Fees	1,813	723	2,029	9,702
Accounting & Transfer Agent Fees	161	89	147	983
Custodian Fees	7	12	35	48
Filing Fees	35	40	147	78
Shareholders’ Reports	37	20	15	150
Directors’/Trustees’ Fees & Expenses	4	2	3	24
Professional Fees	12	5	14	63
Other	1	2	60	5

Total Expenses	2,070	893	2,450	11,053

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(41)	(118)	19	(198)

Net Expenses	2,029	775	2,469	10,855

Net Investment Income (Loss)	28,039	6,853	15,050	123,960

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(3,722)	(6,060)	(5,628)	51,738
Affiliated Investment Companies Shares Sold	(23)	—	(14)	(186)
Foreign Currency Transactions	—	9,526	(429)	12,311
Forward Currency Contracts	—	—	37,631	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,602	(19,092)	(52,219)	216,358
Affiliated Investment Companies Shares	(3)	(2)	(2)	(21)
Translation of Foreign Currency-Denominated Amounts	—	(30)	(206)	(18)
Forward Currency Contracts	—	490	(2,118)	1,027

Net Realized and Unrealized Gain (Loss)	(1,146)	(15,168)	(22,985)	281,209

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,893	$(8,315)	$(7,935)	$405,169

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio#	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$10,794	—	—	—

Total Investment Income	10,794	—	—	—

Fund Investment Income
Interest	1,976	$2,505	$47,721	$15,127
Income from Securities Lending	3	—	—	19

Total Fund Investment Income	1,979	2,505	47,721	15,146

Expenses
Investment Management Fees	670	114	2,359	1,386
Accounting & Transfer Agent Fees	113	13	321	162
Custodian Fees	1	1	23	30
Filing Fees	49	12	42	28
Shareholders’ Reports	15	10	84	43
Directors’/Trustees’ Fees & Expenses	3	1	12	4
Professional Fees	2	2	32	9
Other	(7)	—	4	13

Total Expenses	846	153	2,877	1,675

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(641)	17	—	37

Net Expenses	205	170	2,877	1,712

Net Investment Income (Loss)	12,568	2,335	44,844	13,434

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(356)	1,312	6,638	(8,474)
Affiliated Investment Companies Shares Sold	2,250	—	—	4
Swap Contracts	—	—	—	(9,945)
Foreign Currency Transactions	—	—	—	(383)
Forward Currency Contracts	—	—	—	11,566
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,508	35,548	176,059	(5,487)
Affiliated Investment Companies Shares	34,171	—	—	(4)
Swap Contracts	—	—	—	(25,737)
Forward Currency Contracts	—	—	—	996

Net Realized and Unrealized Gain (Loss)	38,573	36,860	182,697	(37,464)

Net Increase (Decrease) in Net Assets Resulting from Operations	$51,141	$39,195	$227,541	$(24,030)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
Investment Income
Interest	$8,051	$1,260	$4,452	$17,998

Total Investment Income	8,051	1,260	4,452	17,998

Expenses
Investment Management Fees	863	145	497	2,463
Accounting & Transfer Agent Fees	108	22	64	257
Custodian Fees	10	1	(1)	12
Filing Fees	22	11	32	30
Shareholders’ Reports	16	9	12	36
Directors’/Trustees’ Fees & Expenses	2	—	1	7
Professional Fees	5	1	3	17
Other	7	55	1	5

Total Expenses	1,033	244	609	2,827

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	11	(18)	—
Fees Paid Indirectly (Note C)	(21)	(8)	(10)	(31)

Net Expenses	1,012	247	581	2,796

Net Investment Income (Loss)	7,039	1,013	3,871	15,202

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,622	(188)	(223)	(289)
Swap Contracts	(6,702)	(2,167)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,800)	(1,547)	(1,928)	(790)
Swap Contracts	(26,498)	(3,715)	—	—

Net Realized and Unrealized Gain (Loss)	(36,378)	(7,617)	(2,151)	(1,079)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,339)	$(6,604)	$1,720	$14,123

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio	DFA California Intermediate- Term Municipal Bond Portfolio
Investment Income
Interest	$18,429	$8,673	$4,782

Total Investment Income	18,429	8,673	4,782

Expenses
Investment Management Fees	1,996	1,157	510
Accounting & Transfer Agent Fees	217	147	66
Custodian Fees	11	4	2
Filing Fees	81	25	20
Shareholders’ Reports.	30	17	11
Directors’/Trustees’ Fees & Expenses	5	3	1
Professional Fees	14	7	3
Other	3	3	2

Total Expenses	2,357	1,363	615

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	19	—	(7)
Fees Paid Indirectly (Note C)	(26)	(17)	(10)

Net Expenses	2,350	1,346	598

Net Investment Income (Loss)	16,079	7,327	4,184

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(932)	(1,163)	(308)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(6,007)	(2,473)	(5,454)

Net Realized and Unrealized Gain (Loss)	(6,939)	(3,636)	(5,762)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,140	$3,691	$(1,578)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Interest	$913	$531	$197

Total Investment Income	913	531	197

Expenses
Investment Management Fees	118	94	36
Accounting & Transfer Agent Fees	22	16	5
Custodian Fees	—	1	3
Filing Fees	13	10	1
Shareholders’ Reports	9	8	3
Directors’/Trustees’ Fees & Expenses	—	—	48
Professional Fees	—	—	34
Other	(1)	—	20

Total Expenses	161	129	150

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(15)	(10)	(103)
Fees Paid Indirectly (Note C)	(6)	(5)	(3)

Net Expenses	140	114	44

Net Investment Income (Loss)	773	417	153

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(96)	(59)	(74)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(480)	32	(26)

Net Realized and Unrealized Gain (Loss)	(576)	(27)	(100)

Net Increase (Decrease) in Net Assets Resulting from Operations	$197	$390	$53

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$58,979	$175,087	$33,616	$102,228	$7,163	$19,467	$34,833	$93,996
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	485	7,758	(2,130)	(14,551)	(7,343)	(7,643)	(53,611)	(223,369)
Affiliated Investment Companies Shares Sold	(14)	23	—	3	1	—	(8)	—
Foreign Currency Transactions	—	—	119,362	(1,144)	4	(12)	(5,169)	(1,934)
Forward Currency Contracts	—	—	—	91,348	28,723	32,151	427,410	806,336
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,957)	37,497	(96,492)	57,063	(26,233)	28,079	(316,318)	374,136
Affiliated Investment Companies Shares	27	(9)	1	(2)	(1)	1	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(298)	193	(12)	43	(632)	1,187
Forward Currency Contracts	—	—	(4,903)	(46,587)	(1,235)	(10,404)	36,881	(329,331)

Net Increase (Decrease) in Net Assets Resulting from Operations	57,520	220,356	49,156	188,551	1,067	61,682	123,386	721,021

Distributions:
Institutional Class Shares	(60,141)	(170,989)	(87,479)	(141,446)	(30,567)	(37,788)	(335,646)	(619,057)
Capital Share Transactions (1):
Shares Issued	2,407,553	3,514,943	920,471	1,273,102	139,493	186,134	2,141,174	3,716,149
Shares Issued in Lieu of Cash Distributions	55,991	158,775	76,847	129,904	30,491	37,698	331,642	583,539
Shares Redeemed	(2,586,594)	(4,274,622)	(1,239,743)	(1,522,630)	(257,648)	(222,433)	(4,194,363)	(3,976,985)

Net Increase (Decrease) from Capital Share Transactions	(123,050)	(600,904)	(242,425)	(119,624)	(87,664)	1,399	(1,721,547)	322,703

Total Increase (Decrease) in Net Assets	(125,671)	(551,537)	(280,748)	(72,519)	(117,164)	25,293	(1,933,807)	424,667
Net Assets
Beginning of Period	7,418,534	7,970,071	5,518,420	5,590,939	1,235,997	1,210,704	15,555,653	15,130,986

End of Period	$7,292,863	$7,418,534	$5,237,672	$5,518,420	$1,118,833	$1,235,997	$13,621,846	$15,555,653

(1) Shares Issued and Redeemed:
Shares Issued	233,545	341,528	92,292	128,270	14,527	19,503	198,299	344,630
Shares Issued in Lieu of Cash Distributions	5,436	15,430	7,762	13,178	3,186	4,036	30,908	55,469
Shares Redeemed	(250,919)	(415,202)	(124,651)	(153,222)	(27,014)	(23,331)	(387,885)	(369,922)

Net Increase (Decrease) from Shares Issued and Redeemed	(11,938)	(58,244)	(24,597)	(11,774)	(9,301)	208	(158,678)	30,177

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,977	$11,077	$12,885	$45,460	$57,146	$118,378	$46,296	$103,772
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	4,315	8,592	204	(15,943)	73,931	6,761	2,590	(23,319)
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	6	(1)
Foreign Currency Transactions	(197)	(339)	—	—	—	—	52,575	(77)
Forward Currency Contracts	51,173	79,266	—	—	—	—	—	113,274
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(34,916)	82,846	1,767	56,188	300,654	448,239	(78,924)	145,875
Affiliated Investment Companies Shares	—	—	—	—	—	—	(4)	3
Translation of Foreign Currency-Denominated Amounts	(237)	436	—	—	—	—	(39)	212
Forward Currency Contracts	(273)	(37,331)	—	—	—	—	3,893	(44,073)

Net Increase (Decrease) in Net Assets Resulting from Operations	24,842	144,547	14,856	85,705	431,731	573,378	26,393	295,666

Distributions:
Institutional Class Shares	(61,037)	(83,829)	(15,513)	(44,098)	(58,139)	(116,094)	(125,151)	(142,314)
Capital Share Transactions (1):
Shares Issued	357,896	523,406	947,016	641,748	856,439	1,165,957	1,034,474	2,062,765
Shares Issued in Lieu of Cash Distributions	59,290	81,438	15,109	40,238	57,031	110,257	122,157	139,001
Shares Redeemed	(391,860)	(304,226)	(657,013)	(721,109)	(1,579,716)	(1,086,981)	(1,511,781)	(1,471,131)

Net Increase (Decrease) from Capital Share Transactions	25,326	300,618	305,112	(39,123)	(666,246)	189,233	(355,150)	730,635

Total Increase (Decrease) in Net Assets	(10,869)	361,336	304,455	2,484	(292,654)	646,517	(453,908)	883,987
Net Assets
Beginning of Period	1,487,373	1,126,037	2,306,858	2,304,374	5,611,187	4,964,670	6,534,046	5,650,059

End of Period	$1,476,504	$1,487,373	$2,611,313	$2,306,858	$5,318,533	$5,611,187	$6,080,138	$6,534,046

(1) Shares Issued and Redeemed:
Shares Issued	34,178	50,680	89,509	61,021	64,617	93,063	95,578	191,700
Shares Issued in Lieu of Cash Distributions	5,751	8,301	1,432	3,825	4,318	8,798	11,281	13,107
Shares Redeemed	(37,444)	(29,575)	(62,141)	(68,502)	(117,335)	(87,670)	(140,346)	(137,209)

Net Increase (Decrease) from Shares Issued and Redeemed	2,485	29,406	28,800	(3,656)	(48,400)	14,191	(33,487)	67,598

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$28,039	$56,416	$6,853	$15,049	$15,050	$18,564	$123,960	$242,730
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(3,722)	596	(6,060)	688	(5,628)	(3,435)	51,738	(26,638)
Affiliated Investment Companies Shares Sold	(23)	(4)	—	—	(14)	(3)	(186)	13
Foreign Currency Transactions	—	—	9,526	(37)	(429)	35,410	12,311	(111)
Forward Currency Contracts	—	—	—	14,795	37,631	—	—	24,616
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,602	189,030	(19,092)	21,583	(52,219)	74,421	216,358	836,659
Affiliated Investment Companies Shares	(3)	9	(2)	3	(2)	7	(21)	57
Translation of Foreign Currency-Denominated Amounts	—	—	(30)	32	(206)	256	(18)	21
Forward Currency Contracts	—	—	490	(6,974)	(2,118)	(21,664)	1,027	(10,327)

Net Increase (Decrease) in Net Assets Resulting from Operations	26,893	246,047	(8,315)	45,139	(7,935)	103,556	405,169	1,067,020

Distributions:
Institutional Class Shares	(26,623)	(55,145)	(18,598)	(16,395)	(27,050)	(35,318)	(132,048)	(241,381)
Capital Share Transactions (1):
Shares Issued	460,750	437,804	161,476	278,164	498,765	1,027,377	1,646,183	2,817,218
Shares Issued in Lieu of Cash Distributions	25,039	51,783	17,968	15,909	27,050	35,318	130,209	237,758
Shares Redeemed	(358,280)	(750,304)	(160,440)	(207,990)	(358,854)	(201,879)	(2,447,423)	(2,676,114)

Net Increase (Decrease) from Capital Share Transactions	127,509	(260,717)	19,004	86,083	166,961	860,816	(671,031)	378,862

Total Increase (Decrease) in Net Assets	127,779	(69,815)	(7,909)	114,827	131,976	929,054	(397,910)	1,204,501
Net Assets
Beginning of Period	1,712,376	1,782,191	766,607	651,780	1,521,379	592,325	9,843,294	8,638,793

End of Period	$1,840,155	$1,712,376	$758,698	$766,607	$1,653,355	$1,521,379	$9,445,384	$9,843,294

(1) Shares Issued and Redeemed:
Shares Issued	40,952	40,841	16,131	27,911	48,362	101,960	144,052	258,905
Shares Issued in Lieu of Cash Distributions	2,228	4,827	1,788	1,613	2,619	3,728	11,523	21,807
Shares Redeemed	(32,252)	(70,148)	(16,176)	(20,861)	(35,441)	(20,658)	(214,734)	(248,227)

Net Increase (Decrease) from Shares Issued and Redeemed	10,928	(24,480)	1,743	8,663	15,540	85,030	(59,159)	32,485

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,568	$20,361	$2,335	$4,943	$44,844	$99,024	$13,434	$28,809
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(356)	(360)	1,312	(1,051)	6,638	19,214	(8,474)	(6,498)
Affiliated Investment Companies Shares Sold	2,250	(338)	—	—	—	—	4	2
Swap Contracts.	—	—	—	—	—	—	(9,945)	(2,983)
Foreign Currency Transactions	—	—	—	—	—	—	(383)	(43)
Forward Currency Contracts	—	—	—	—	—	—	11,566	25,856
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,508	6,084	35,548	36,494	176,059	286,465	(5,487)	43,174
Affiliated Investment Companies Shares	34,171	43,274	—	—	—	—	(4)	3
Swap Contracts	—	—	—	—	—	—	(25,737)	(20,599)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	—	27
Forward Currency Contracts	—	—	—	—	—	—	996	(9,099)

Net Increase (Decrease) in Net Assets Resulting from Operations	51,141	69,021	39,195	40,386	227,541	404,703	(24,030)	58,649

Distributions:
Institutional Class Shares	(12,118)	(20,204)	(1,584)	(5,453)	(31,210)	(96,788)	(37,128)	(38,948)
Capital Share Transactions (1):
Shares Issued	288,089	430,279	47,106	58,343	901,935	1,231,285	205,815	425,606
Shares Issued in Lieu of Cash Distributions	12,117	20,200	1,584	5,453	30,463	91,253	36,198	38,094
Shares Redeemed	(266,589)	(230,642)	(59,131)	(52,337)	(1,018,990)	(1,234,043)	(379,443)	(440,322)

Net Increase (Decrease) from Capital Share Transactions	33,617	219,837	(10,441)	11,459	(86,592)	88,495	(137,430)	23,378

Total Increase (Decrease) in Net Assets	72,640	268,654	27,170	46,392	109,739	396,410	(198,588)	43,079
Net Assets
Beginning of Period	1,064,950	796,296	215,040	168,648	4,887,736	4,491,326	1,484,797	1,441,718

End of Period	$1,137,590	$1,064,950	$242,210	$215,040	$4,997,475	$4,887,736	$1,286,209	$1,484,797

(1) Shares Issued and Redeemed:
Shares Issued	28,552	44,054	4,403	6,328	73,712	104,817	20,886	43,208
Shares Issued in Lieu of Cash Distributions	1,214	2,073	149	579	2,514	7,698	3,664	3,960
Shares Redeemed	(26,229)	(23,679)	(5,453)	(5,546)	(83,758)	(105,557)	(39,050)	(44,873)

Net Increase (Decrease) from Shares Issued and Redeemed	3,537	22,448	(901)	1,361	(7,532)	6,958	(14,500)	2,295

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Municipal Real Return Portfolio		DFA California Municipal Real Return Portfolio		DFA Municipal Bond Portfolio		DFA Short-Term Municipal Bond Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019	2020	2019	2020	2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,039	$14,042	$1,013	$1,914	$3,871	$7,287	$15,202	$31,974
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	1,622	(167)	(188)	(28)	(223)	(14)	(289)	(40)
Swap Contracts	(6,702)	320	(2,167)	(48)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,800)	49,821	(1,547)	6,441	(1,928)	17,118	(790)	19,393
Swap Contracts	(26,498)	(25,584)	(3,715)	(3,484)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,339)	38,432	(6,604)	4,795	1,720	24,391	14,123	51,327

Distributions:
Institutional Class Shares	(6,806)	(14,027)	(921)	(1,907)	(3,804)	(7,271)	(13,979)	(32,121)
Capital Share Transactions (1):
Shares Issued	134,771	290,520	49,224	64,370	87,267	166,180	475,117	1,033,600
Shares Issued in Lieu of Cash Distributions	6,798	14,011	921	1,907	3,778	7,226	12,078	28,928
Shares Redeemed	(281,221)	(310,504)	(43,017)	(55,958)	(119,294)	(134,143)	(611,576)	(1,016,742)

Net Increase (Decrease) from Capital Share Transactions	(139,652)	(5,973)	7,128	10,319	(28,249)	39,263	(124,381)	45,786

Total Increase (Decrease) in Net Assets	(175,797)	18,432	(397)	13,207	(30,333)	56,383	(124,237)	64,992
Net Assets
Beginning of Period	884,142	865,710	135,575	122,368	509,830	453,447	2,618,249	2,553,257

End of Period	$708,345	$884,142	$135,178	$135,575	$479,497	$509,830	$2,494,012	$2,618,249

(1) Shares Issued and Redeemed:
Shares Issued	13,566	29,354	4,961	6,482	8,437	16,318	46,672	101,744
Shares Issued in Lieu of Cash Distributions	684	1,408	92	191	365	706	1,186	2,846
Shares Redeemed	(29,059)	(31,450)	(4,481)	(5,633)	(11,604)	(13,193)	(60,126)	(100,079)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,809)	(688)	572	1,040	(2,802)	3,831	(12,268)	4,511

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio		DFA California Intermediate-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,079	$30,152	$7,327	$14,721	$4,184	$7,185
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(932)	(132)	(1,163)	(521)	(308)	(113)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(6,007)	81,331	(2,473)	9,345	(5,454)	17,427

Net Increase (Decrease) in Net Assets Resulting from Operations	9,140	111,351	3,691	23,545	(1,578)	24,499

Distributions:
Institutional Class Shares	(15,763)	(30,101)	(7,061)	(14,735)	(4,048)	(7,149)
Capital Share Transactions (1):
Shares Issued	300,728	764,488	162,464	386,341	106,544	163,979
Shares Issued in Lieu of Cash Distributions	15,155	28,921	6,732	14,141	3,983	7,052
Shares Redeemed	(423,485)	(587,680)	(302,659)	(366,699)	(101,397)	(104,499)

Net Increase (Decrease) from Capital Share Transactions	(107,602)	205,729	(133,463)	33,783	9,130	66,532

Total Increase (Decrease) in Net Assets	(114,225)	286,979	(136,833)	42,593	3,504	83,882
Net Assets
Beginning of Period	2,069,659	1,782,680	1,228,326	1,185,733	519,431	435,549

End of Period	$1,955,434	$2,069,659	$1,091,493	$1,228,326	$522,935	$519,431

(1) Shares Issued and Redeemed:
Shares Issued	29,014	74,969	15,796	37,575	10,069	15,534
Shares Issued in Lieu of Cash Distributions	1,454	2,819	654	1,374	371	664
Shares Redeemed	(41,111)	(57,788)	(29,460)	(35,640)	(9,592)	(9,902)

Net Increase (Decrease) from Shares Issued and Redeemed	(10,643)	20,000	(13,010)	3,309	848	6,296

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Period Sep 10, 2019 Ʊ to Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$773	$1,503	$417	$799	$153	$14
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(96)	—	(59)	(16)	(74)	—
Change in Unrealized Appreciation (Depreciation)of:
Investment Securities and Foreign Currency	(480)	1,739	32	2,198	(26)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	197	3,242	390	2,981	53	14

Distributions:
Institutional Class Shares	(769)	(1,493)	(417)	(795)	(149)	(11)
Capital Share Transactions (1):
Shares Issued	16,973	40,618	9,953	19,440	12,894	23,898
Shares Issued in Lieu of Cash Distributions	768	1,493	417	795	148	11
Shares Redeemed	(31,506)	(23,123)	(15,646)	(14,600)	(3,700)	(768)

Net Increase (Decrease) from Capital Share Transactions	(13,765)	18,988	(5,276)	5,635	9,342	23,141

Total Increase (Decrease) in Net Assets	(14,337)	20,737	(5,303)	7,821	9,246	23,144
Net Assets
Beginning of Period	121,169	100,432	74,139	66,318	23,144	—

End of Period	$106,832	$121,169	$68,836	$74,139	$32,390	$23,144

(1) Shares Issued and Redeemed:
Shares Issued	1,654	3,975	989	1,961	1,285	2,390
Shares Issued in Lieu of Cash Distributions	75	146	41	80	15	1
Shares Redeemed	(3,090)	(2,261)	(1,559)	(1,480)	(373)	(77)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,361)	1,860	(529)	561	927	2,314

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio							DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.31		$10.24	$10.29	$10.31	$10.32	$10.32	$10.03		$9.95	$9.99	$9.99	$9.96	$10.02

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.23	0.18	0.11	0.07	0.04	0.06		0.18	0.17	0.12	0.08	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)		0.06	(0.06)	(0.02)	—	0.01	0.03		0.15	(0.08)	(0.03)	—	—

Total from Investment Operations	0.07		0.29	0.12	0.09	0.07	0.05	0.09		0.33	0.09	0.09	0.08	0.05

Less Distributions:
Net Investment Income	(0.08)		(0.22)	(0.17)	(0.11)	(0.07)	(0.04)	(0.15)		(0.25)	(0.13)	(0.09)	(0.05)	(0.10)
Net Realized Gains	—		—	—	—	(0.01)	(0.01)	—		—	—	—	—	(0.01)

Total Distributions	(0.08)		(0.22)	(0.17)	(0.11)	(0.08)	(0.05)	(0.15)		(0.25)	(0.13)	(0.09)	(0.05)	(0.11)

Net Asset Value, End of Period	$10.30		$10.31	$10.24	$10.29	$10.31	$10.32	$9.97		$10.03	$9.95	$9.99	$9.99	$9.96

Total Return	0.71	%(B)	2.90%	1.22%	0.86%	0.70%	0.44%	0.93	%(B)	3.42%	0.87%	0.95%	0.81%	0.56%

Net Assets, End of Period (thousands)	$7,292,863		$7,418,534	$7,970,071	$7,458,011	$6,985,789	$7,306,008	$5,237,672		$5,518,420	$5,590,939	$5,201,650	$4,724,757	$5,360,173
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.18%	0.17%	0.17%	0.17%	0.17%	0.17	%(C)	0.18%	0.17%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17	%(C)	0.18%	0.17%	0.17%	0.17%	0.17%	0.18	%(C)	0.18%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.59	%(C)	2.22%	1.76%	1.08%	0.69%	0.38%	1.20	%(C)	1.83%	1.73%	1.21%	0.79%	0.54%
Portfolio Turnover Rate	20	%(B)	30%	68%	86%	64%	81%	17	%(B)	59%	81%	121%	87%	125%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio							DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.79		$9.60	$9.66	$9.72	$9.41	$10.00	$10.96		$10.90	$11.03	$11.16	$11.08	$11.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.15	0.15	0.17	0.17	0.15	0.03		0.07	0.11	0.18	0.18	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.05)		0.34	(0.04)	(0.08)	0.24	(0.59)	0.07		0.44	(0.07)	(0.08)	0.10	0.07

Total from Investment Operations	0.01		0.49	0.11	0.09	0.41	(0.44)	0.10		0.51	0.04	0.10	0.28	0.24

Less Distributions:
Net Investment Income	(0.24)		(0.30)	(0.17)	(0.15)	(0.10)	(0.15)	(0.25)		(0.45)	(0.16)	(0.19)	(0.17)	(0.20)
Net Realized Gains	—		—	—	—	—	—	—		—	(0.01)	(0.04)	(0.03)	(0.02)

Total Distributions	(0.24)		(0.30)	(0.17)	(0.15)	(0.10)	(0.15)	(0.25)		(0.45)	(0.17)	(0.23)	(0.20)	(0.22)

Net Asset Value, End of Period.	$9.56		$9.79	$9.60	$9.66	$9.72	$9.41	$10.81		$10.96	$10.90	$11.03	$11.16	$11.08

Total Return	0.11	%(B)	5.29%	1.12%	1.00%	4.44%	(4.42%)	0.90	%(B)	4.88%	0.38%	0.95%	2.63%	2.22%

Net Assets, End of Period (thousands)	$1,118,833		$1,235,997	$1,210,704	$1,137,725	$988,751	$995,914	$13,621,846		$15,555,653	$15,130,986	$14,085,116	$12,597,375	$11,237,965
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.18%	0.17%	0.17%	0.17%	0.17%	0.27	%(C)	0.28%	0.27%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17	%(C)	0.18%	0.17%	0.17%	0.17%	0.17%	0.27	%(C)	0.29%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.17	%(C)	1.60%	1.62%	1.77%	1.75%	1.55%	0.47	%(C)	0.63%	1.03%	1.66%	1.60%	1.55%
Portfolio Turnover Rate	23	%(B)	62%	63%	52%	54%	56%	16	%(B)	46%	67%	69%	41%	51%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio							DFA Short-Term Government Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.85		$10.45	$10.22	$10.37	$10.48	$10.81	$10.57		$10.38	$10.59	$10.75	$10.75	$10.69

Income from Investment Operations (A)
Net Investment Income (Loss)	0.03		0.09	0.10	0.10	0.11	0.14	0.06		0.20	0.16	0.12	0.11	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.13		1.08	0.15	0.02	0.50	0.27	0.01		0.19	(0.22)	(0.13)	0.04	0.07

Total from Investment Operations	0.16		1.17	0.25	0.12	0.61	0.41	0.07		0.39	(0.06)	(0.01)	0.15	0.17

Less Distributions:
Net Investment Income	(0.33)		(0.73)	(0.02)	(0.25)	(0.71)	(0.69)	(0.07)		(0.20)	(0.15)	(0.12)	(0.11)	(0.09)
Net Realized Gains	(0.11)		(0.04)	—	(0.02)	(0.01)	(0.05)	—		—	—	(0.03)	(0.04)	(0.02)

Total Distributions	(0.44)		(0.77)	(0.02)	(0.27)	(0.72)	(0.74)	(0.07)		(0.20)	(0.15)	(0.15)	(0.15)	(0.11)

Net Asset Value, End of Period	$10.57		$10.85	$10.45	$10.22	$10.37	$10.48	$10.57		$10.57	$10.38	$10.59	$10.75	$10.75

Total Return	1.59	%(B)	11.92%	2.42%	1.31%	6.26%	3.93%	0.67	%(B)	3.75%	(0.60%)	(0.10%)	1.40%	1.65%

Net Assets, End of Period (thousands)	$1,476,504		$1,487,373	$1,126,037	$933,640	$772,664	$567,118	$2,611,313		$2,306,858	$2,304,374	$2,221,841	$2,094,510	$2,144,989
Ratio of Expenses to Average Net Assets	0.19	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.22	%(C)	0.22%	0.21%	0.21%	0.22%	0.22%	0.20	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.66	%(C)	0.85%	0.94%	1.04%	1.09%	1.37%	1.14	%(C)	1.92%	1.52%	1.17%	1.02%	0.90%
Portfolio Turnover Rate	27	%(B)	49%	37%	51%	48%	27%	37	%(B)	58%	30%	34%	51%	82%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio							DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.99		$11.88	$12.45	$12.86	$12.67	$12.60	$10.95		$10.68	$10.85	$10.90	$10.82	$10.86

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.29	0.27	0.26	0.26	0.27	0.08		0.19	0.19	0.20	0.19	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.88		1.10	(0.57)	(0.39)	0.24	0.13	(0.02)		0.35	(0.16)	(0.07)	0.10	(0.01)

Total from Investment Operations	1.02		1.39	(0.30)	(0.13)	0.50	0.40	0.06		0.54	0.03	0.13	0.29	0.16

Less Distributions:
Net Investment Income	(0.14)		(0.28)	(0.26)	(0.25)	(0.25)	(0.27)	(0.21)		(0.27)	(0.19)	(0.18)	(0.19)	(0.19)
Net Realized Gains	—		—	(0.01)	(0.03)	(0.06)	(0.06)	—		—	(0.01)	—	(0.02)	(0.01)

Total Distributions	(0.14)		(0.28)	(0.27)	(0.28)	(0.31)	(0.33)	(0.21)		(0.27)	(0.20)	(0.18)	(0.21)	(0.20)

Net Asset Value, End of Period	$13.87		$12.99	$11.88	$12.45	$12.86	$12.67	$10.80		$10.95	$10.68	$10.85	$10.90	$10.82

Total Return	7.93	%(B)	11.81%	(2.44%)	(0.93%)	3.95%	3.25%	0.55	%(B)	5.11%	0.22%	1.19%	2.70%	1.48%

Net Assets, End of Period (thousands)	$5,318,533		$5,611,187	$4,964,670	$4,629,841	$3,811,636	$3,378,949	$6,080,138		$6,534,046	$5,650,059	$5,559,764	$4,723,470	$3,896,233
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.12%	0.12%	0.12%	0.12%	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.12	%(C)	0.13%	0.12%	0.12%	0.12%	0.12%	0.23	%(C)	0.23%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.07	%(C)	2.28%	2.22%	2.06%	2.01%	2.17%	1.43	%(C)	1.73%	1.76%	1.85%	1.77%	1.58%
Portfolio Turnover Rate	12	%(B)	25%	16%	12%	17%	19%	12	%(B)	51%	27%	23%	25%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio							DFA Targeted Credit Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Period May 20, 2015 Ʊ to Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.29		$10.11	$10.85	$10.97	$10.67	$10.80	$10.19		$9.80	$10.06	$10.08	$9.96	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.35	0.33	0.33	0.32	0.33	0.09		0.21	0.22	0.22	0.21	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01		1.17	(0.71)	(0.11)	0.37	(0.04)	(0.18)		0.42	(0.24)	(0.03)	0.12	(0.06)

Total from Investment Operations	0.18		1.52	(0.38)	0.22	0.69	0.29	(0.09)		0.63	(0.02)	0.19	0.33	0.02

Less Distributions:
Net Investment Income	(0.16)		(0.34)	(0.33)	(0.32)	(0.34)	(0.37)	(0.24)		(0.24)	(0.22)	(0.21)	(0.21)	(0.06)
Net Realized Gains	—		—	(0.03)	(0.02)	(0.05)	(0.05)	(—)		—	(0.02)	—	—	—

Total Distributions	(0.16)		(0.34)	(0.36)	(0.34)	(0.39)	(0.42)	(0.24)		(0.24)	(0.24)	(0.21)	(0.21)	(0.06)

Net Asset Value, End of Period	$11.31		$11.29	$10.11	$10.85	$10.97	$10.67	$9.86		$10.19	$9.80	$10.06	$10.08	$9.96

Total Return	1.63	%(B)	15.27%	(3.53%)	2.05%	6.61%	2.66%	(0.90	%)(B)	6.51%	(0.18%)	1.94%	3.39%	0.18	%(B)

Net Assets, End of Period (thousands)	$1,840,155		$1,712,376	$1,782,191	$1,804,891	$1,414,041	$1,068,817	$758,698		$766,607	$651,780	$514,588	$356,579	$220,608
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.20	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.22	%(C)	0.23%	0.22%	0.22%	0.22%	0.22%	0.23	%(C)	0.24%	0.23%	0.23%	0.24%	0.28	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	3.04	%(C)	3.25%	3.21%	3.03%	2.99%	3.05%	1.77	%(C)	2.12%	2.25%	2.25%	2.06%	1.81	%(C)(D)
Portfolio Turnover Rate	18	%(B)	19%	24%	18%	28%	30%	16	%(B)	17%	19%	41%	21%	2	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio					DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Period Jan 11, 2018 Ʊ to Oct 31, 2018		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$10.50		$9.89	$10.00		$11.38		$10.38	$10.90	$11.04	$10.80	$10.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.20	0.15		0.14		0.29	0.27	0.25	0.24	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.11)		0.96	(0.21)		0.37		1.00	(0.53)	(0.16)	0.25	0.02

Total from Investment Operations	(0.02)		1.16	(0.06)		0.51		1.29	(0.26)	0.09	0.49	0.29

Less Distributions:
Net Investment Income	(0.18)		(0.55)	(0.05)		(0.16)		(0.29)	(0.26)	(0.23)	(0.22)	(0.25)
Net Realized Gains	—		—	—		—		—	—	—	(0.03)	—

Total Distributions	(0.18)		(0.55)	(0.05)		(0.16)		(0.29)	(0.26)	(0.23)	(0.25)	(0.25)

Net Asset Value, End of Period	$10.30		$10.50	$9.89		$11.73		$11.38	$10.38	$10.90	$11.04	$10.80

Total Return	(0.22	%)(B)	12.33%	(0.56	%)(B)	4.50	%(B)	12.60%	(2.38%)	0.86%	4.62%	2.77%

Net Assets, End of Period (thousands)	$1,653,355		$1,521,379	$592,325		$9,445,384		$9,843,294	$8,638,793	$8,185,290	$6,193,789	$4,153,194
Ratio of Expenses to Average Net Assets *	0.30	%(C)	0.30%	0.30	%(C)(D)(E)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *	0.30	%(C)	0.30%	0.31	%(C)(D)(E)	0.22	%(C)	0.23%	0.22%	0.22%	0.22%	0.38	%(E)
Ratio of Net Investment Income to Average Net Assets	1.83	%(C)	1.99%	1.82	%(C)(D)	2.51	%(C)	2.69%	2.55%	2.32%	2.20%	2.49	%(E)
Portfolio Turnover Rate	15	%(B)	14%	68	%(B)	12	%(B)	21%	15%	18%	7%	52%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	0.01%		N/A		N/A	N/A	N/A	N/A	0.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio										DFA LTIP Portfolio
									Period
	Six Months		Year		Year		Year		Aug 10,		Six Months		Year	Year	Year	Year	Year
	Ended		Ended		Ended		Ended		2016 Ʊ to		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019		2018		2017		2016		2020		2019	2018	2017	2016	2015
	(Unaudited)										(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$9.47		$9.76		$9.92		$10.00		$10.11		$8.47	$9.31	$9.81	$8.67	$9.50

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.22		0.19		0.15		0.02		0.11		0.24	0.33	0.25	0.26	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	0.34		0.53		(0.29)		(0.16)		(0.08)		1.74		1.66	(0.83)	(0.50)	1.03	(0.81)

Total from Investment Operations	0.45		0.75		(0.10)		(0.01)		(0.06)		1.85		1.90	(0.50)	(0.25)	1.29	(0.76)

Less Distributions:
Net Investment Income	(0.11)		(0.22)		(0.19)		(0.15)		(0.02)		(0.07)		(0.22)	(0.34)	(0.24)	(0.15)	(0.07)
Net Realized Gains	—		—		(—)		—		—		—		(0.04)	—	(0.01)	—	—

Total Distributions	(0.11)		(0.22)		(0.19)		(0.15)		(0.02)		(0.07)		(0.26)	(0.34)	(0.25)	(0.15)	(0.07)

Net Asset Value, End of Period	$10.34		$10.00		$9.47		$9.76		$9.92		$11.89		$10.11	$8.47	$9.31	$9.81	$8.67

Total Return	4.56	%(B)	7.97%		(1.05%)		(0.05%)		(0.64	%)(B)	18.42	%(B)	22.69%	(5.73%)	(2.52%)	14.90%	(8.04%)

Net Assets, End of Period (thousands)	$1,137,590		$1,064,950		$796,296		$530,016		$112,561		$242,210		$215,040	$168,648	$124,591	$63,267	$208
Ratio of Expenses to Average Net Assets *	0.15	%(C)(E)	0.15	%(E)	0.15	%(E)	0.15	%(E)	0.15	%(C)(D)(E)	0.15	%(C)	0.15%	0.15%	0.15%	0.15%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *	0.26	%(C)(E)	0.27	%(E)	0.26	%(E)	0.29	%(E)	0.45	%(C)(D)(E)	0.13	%(C)	0.15%	0.14%	0.14%	0.21%	16.22%
Ratio of Net Investment Income to Average Net Assets	2.25	%(C)	2.21%		1.93%		1.56%		0.91	%(C)(D)	2.05	%(C)	2.52%	3.52%	2.75%	2.76%	0.49%
Portfolio Turnover Rate	14	%(B)	3%		3%		5%		N/A		11	%(B)	38%	53%	2%	4%	88%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11	%(C)	0.12%		0.11%		0.11%		0.11%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio							DFA Short-Duration Real Return Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.03		$11.25	$11.79	$12.09	$11.54	$11.75	$10.06		$9.92	$10.02	$10.02	$9.79	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.25	0.35	0.25	0.16	0.06	0.09		0.20	0.18	0.17	0.17	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	0.47		0.78	(0.52)	(0.29)	0.53	(0.17)	(0.24)		0.20	(0.11)	(0.03)	0.18	(0.26)

Total from Investment Operations	0.58		1.03	(0.17)	(0.04)	0.69	(0.11)	(0.15)		0.40	0.07	0.14	0.35	(0.12)

Less Distributions:
Net Investment Income	(0.07)		(0.25)	(0.37)	(0.23)	(0.13)	(0.07)	(0.25)		(0.26)	(0.17)	(0.14)	(0.12)	(0.09)
Net Realized Gains	(0.01)		—	—	(0.03)	(0.01)	(0.03)	—		—	—	—	—	—

Total Distributions	(0.08)		(0.25)	(0.37)	(0.26)	(0.14)	(0.10)	(0.25)		(0.26)	(0.17)	(0.14)	(0.12)	(0.09)

Net Asset Value, End of Period	$12.53		$12.03	$11.25	$11.79	$12.09	$11.54	$9.66		$10.06	$9.92	$10.02	$10.02	$9.79

Total Return	4.83	%(B)	9.16%	(1.53%)	(0.26%)	5.96%	(0.98%)	(1.54	%)(B)	4.16%	0.70%	1.42%	3.67%	(1.14%)

Net Assets, End of Period (thousands)	$4,997,475		$4,887,736	$4,491,326	$4,359,301	$3,514,067	$2,982,898	$1,286,209		$1,484,797	$1,441,718	$1,130,418	$914,956	$784,996
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%	0.24	%(C)	0.24%	0.23%	0.24%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%	0.23	%(C)	0.24%	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.83	%(C)	2.13%	3.01%	2.14%	1.35%	0.54%	1.88	%(C)	1.98%	1.78%	1.72%	1.68%	1.38%
Portfolio Turnover Rate	12	%(B)	28%	24%	16%	19%	12%	15	%(B)	42%	39%	35%	62%	30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio								DFA California Municipal Real Return Portfolio
							Period					Period
	Six Months		Year	Year	Year	Year	Nov 4,		Six Months		Year	Nov 1,
	Ended		Ended	Ended	Ended	Ended	2014 Ʊ to		Ended		Ended	2017 Ʊ to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015		2020		2019	2018
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$9.99		$9.71	$9.94	$9.93	$9.72	$10.00		$10.02		$9.80	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.16	0.15	0.13	0.12	0.11		0.07		0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.38)		0.28	(0.23)	0.01	0.21	(0.31)		(0.44)		0.21	(0.22)

Total from Investment Operations	(0.30)		0.44	(0.08)	0.14	0.33	(0.20)		(0.37)		0.36	(0.09)

Less Distributions:
Net Investment Income	(0.08)		(0.16)	(0.15)	(0.13)	(0.12)	(0.08)		(0.06)		(0.14)	(0.11)

Total Distributions	(0.08)		(0.16)	(0.15)	(0.13)	(0.12)	(0.08)		(0.06)		(0.14)	(0.11)

Net Asset Value, End of Period	$9.61		$9.99	$9.71	$9.94	$9.93	$9.72		$9.59		$10.02	$9.80

Total Return	(3.03	%)(B)	4.56%	(0.86%)	1.42%	3.40%	(1.98	%)(B)	(3.70	%)(B)	3.73%	(0.86	%)(B)

Net Assets, End of Period (thousands)	$708,345		$884,142	$865,710	$716,821	$473,985	$184,238		$135,178		$135,575	$122,368
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23%	0.23%	0.23%	0.26%	0.27	%(C)(D)	0.27	%(C)	0.28%	0.30	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.24	%(C)	0.24%	0.24%	0.24%	0.24%	0.35	%(C)(D)	0.27	%(C)	0.29%	0.32	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.63	%(C)	1.62%	1.51%	1.34%	1.19%	1.12	%(C)(D)	1.40	%(C)	1.46%	1.31	%(C)(D)
Portfolio Turnover Rate	14	%(B)	6%	8%	4%	N/A	N/A	(B)	18	%(B)	12%	2	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Bond Portfolio								DFA Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30,		Year Ended Oct 31,	Year Ended Oct 31,	Year Ended Oct 31,	Year Ended Oct 31,	Period Mar 10, 2015 Ʊ to Oct 31,		Six Months Ended Apr 30,		Year Ended Oct 31,	Year Ended Oct 31,	Year Ended Oct 31,	Year Ended Oct 31,	Year Ended Oct 31,
	2020		2019	2018	2017	2016	2015		2020		2019	2018	2017	2016	2015
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$10.33		$9.96	$10.18	$10.22	$10.12	$10.00		$10.18		$10.10	$10.18	$10.21	$10.24	$10.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.15	0.14	0.12	0.12	0.09		0.06		0.12	0.11	0.10	0.09	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)		0.37	(0.23)	(0.04)	0.10	0.09		—		0.08	(0.08)	(0.03)	(0.02)	0.01

Total from Investment Operations	0.05		0.52	(0.09)	0.08	0.22	0.18		0.06		0.20	0.03	0.07	0.07	0.10

Less Distributions:
Net Investment Income	(0.08)		(0.15)	(0.13)	(0.12)	(0.12)	(0.06)		(0.06)		(0.12)	(0.11)	(0.10)	(0.10)	(0.09)

Total Distributions	(0.08)		(0.15)	(0.13)	(0.12)	(0.12)	(0.06)		(0.06)		(0.12)	(0.11)	(0.10)	(0.10)	(0.09)

Net Asset Value, End of Period	$10.30		$10.33	$9.96	$10.18	$10.22	$10.12		$10.18		$10.18	$10.10	$10.18	$10.21	$10.24

Total Return	0.45	%(B)	5.28%	(0.84%)	0.76%	2.22%	1.83	%(B)	0.55	%(B)	2.03%	0.28%	0.67%	0.68%	1.00%

Net Assets, End of Period (thousands)	$479,497		$509,830	$453,447	$351,938	$220,721	$100,315		$2,494,012		$2,618,249	$2,553,257	$2,531,941	$2,103,981	$2,199,837
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.22%	0.23%	0.23%	0.23%	0.23	%(C)(D)	0.22	%(C)	0.23%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.24	%(C)	0.25%	0.24%	0.24%	0.25%	0.37	%(C)(D)	0.22	%(C)	0.23%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.51	%(C)	1.51%	1.38%	1.17%	1.13%	1.31	%(C)(D)	1.19	%(C)	1.22%	1.08%	0.96%	0.92%	0.90%
Portfolio Turnover Rate	16	%(B)	13%	11%	8%	2%	2	%(B)	72	%(B)	90%	31%	16%	11%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Municipal Bond Portfolio							DFA California Short-Term Municipal Bond Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.38		$9.93	$10.19	$10.25	$10.17	$10.10	$10.30		$10.23	$10.31	$10.33	$10.34	$10.33

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.16	0.15	0.14	0.14	0.15	0.06		0.12	0.11	0.09	0.09	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)		0.45	(0.26)	(0.06)	0.09	0.06	(0.02)		0.07	(0.09)	(0.02)	(0.01)	0.01

Total from Investment Operations	0.06		0.61	(0.11)	0.08	0.23	0.21	0.04		0.19	0.02	0.07	0.08	0.09

Less Distributions:
Net Investment Income	(0.08)		(0.16)	(0.15)	(0.14)	(0.15)	(0.14)	(0.06)		(0.12)	(0.10)	(0.09)	(0.09)	(0.08)

Total Distributions	(0.08)		(0.16)	(0.15)	(0.14)	(0.15)	(0.14)	(0.06)		(0.12)	(0.10)	(0.09)	(0.09)	(0.08)

Net Asset Value, End of Period	$10.36		$10.38	$9.93	$10.19	$10.25	$10.17	$10.28		$10.30	$10.23	$10.31	$10.33	$10.34

Total Return	0.57	%(B)	6.17%	(1.08%)	0.75%	2.23%	2.13%	0.40	%(B)	1.88%	0.22%	0.68%	0.79%	0.87%

Net Assets, End of Period (thousands)	$1,955,434		$2,069,659	$1,782,680	$1,667,648	$1,264,647	$910,481	$1,091,493		$1,228,326	$1,185,733	$1,031,539	$880,209	$825,484
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23%	0.22%	0.23%	0.23%	0.23%	0.22	%(C)	0.23%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.23	%(C)	0.23%	0.22%	0.23%	0.22%	0.23%	0.23	%(C)	0.24%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.56	%(C)	1.57%	1.51%	1.35%	1.34%	1.47%	1.22	%(C)	1.19%	1.02%	0.88%	0.84%	0.78%
Portfolio Turnover Rate	15	%(B)	12%	6%	4%	3%	1%	31	%(B)	97%	39%	19%	20%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio							DFA NY Municipal Bond Portfolio
														Period
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Jun 16,
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	2015 Ʊ to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.72		$10.33	$10.58	$10.62	$10.56	$10.47	$10.26		$10.10	$10.24	$10.25	$10.14	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.16	0.15	0.14	0.15	0.17	0.07		0.14	0.12	0.11	0.11	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.11)		0.38	(0.25)	(0.04)	0.07	0.08	(0.03)		0.15	(0.14)	(0.01)	0.12	0.12

Total from Investment Operations	(0.03)		0.54	(0.10)	0.10	0.22	0.25	0.04		0.29	(0.02)	0.10	0.23	0.17

Less Distributions:
Net Investment Income	(0.08)		(0.15)	(0.15)	(0.14)	(0.16)	(0.16)	(0.07)		(0.13)	(0.12)	(0.11)	(0.12)	(0.03)

Total Distributions	(0.08)		(0.15)	(0.15)	(0.14)	(0.16)	(0.16)	(0.07)		(0.13)	(0.12)	(0.11)	(0.12)	(0.03)

Net Asset Value, End of Period	$10.61		$10.72	$10.33	$10.58	$10.62	$10.56	$10.23		$10.26	$10.10	$10.24	$10.25	$10.14

Total Return	(0.27	%)(B)	5.30%	(0.96%)	0.97%	2.10%	2.46%	0.37	%(B)	2.92%	(0.20%)	0.94%	2.29%	1.75	%(B)

Net Assets, End of Period (thousands)	$522,935		$519,431	$435,549	$347,302	$255,893	$196,624	$106,832		$121,169	$100,432	$91,204	$57,581	$28,985
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.22%	0.23%	0.23%	0.23%	0.23%	0.24	%(C)	0.23%	0.25%	0.25%	0.25%	0.25	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.23	%(C)	0.24%	0.23%	0.23%	0.23%	0.23%	0.28	%(C)	0.29%	0.25%	0.25%	0.34%	0.51	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.58	%(C)	1.47%	1.45%	1.36%	1.42%	1.59%	1.32	%(C)	1.32%	1.20%	1.06%	1.10%	1.25	%(C)(D)
Portfolio Turnover Rate	19	%(B)	19%	7%	7%	4%	2%	47	%(B)	40%	27%	15%	1%	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

							DFA Oregon
							Municipal
	DFA MN Municipal Bond Portfolio						Bond Portfolio
					Period				Period
	Six Months		Year	Year	Jul 25,		Six Months		Sep 10,
	Ended		Ended	Ended	2017 Ʊ to		Ended		2019 Ʊ to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,
	2020		2019	2018	2017		2020		2019
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period.	$10.05		$9.73	$9.95	$10.00		$10.00		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.11	0.11	0.02		0.05		0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	—		0.32	(0.22)	(0.05)		(0.01)		(0.01)

Total from Investment Operations	0.06		0.43	(0.11)	(0.03)		0.04		—

Less Distributions:
Net Investment Income	(0.06)		(0.11)	(0.11)	(0.02)		(0.05)		(—)

Total Distributions	(0.06)		(0.11)	(0.11)	(0.02)		(0.05)		—

Net Asset Value, End of Period	$10.05		$10.05	$9.73	$9.95		$9.99		$10.00

Total Return	0.56	%(B)	4.47%	(1.16%)	(0.28	%)(B)	0.39	%(B)	0.05	%(B)

Net Assets, End of Period (thousands)	$68,836		$74,139	$66,318	$61,259		$32,390		$23,144
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.30%	0.32%	0.24	%(C)(D)	0.30	%(C)	0.32	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.35	%(C)	0.38%	0.38%	0.37	%(C)(D)	1.02	%(C)	0.65	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.11	%(C)	1.14%	1.09%	0.96	%(C)(D)	1.05	%(C)	0.47	%(C)(D)
Portfolio Turnover Rate	21	%(B)	14%	14%	N/A	(B)	6	%(B)	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, of which twenty-six (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are included in this report. As of April 30, 2020, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/20
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	6%
	DFA Intermediate Government Fixed Income Portfolio	11%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.15	%*
DFA Two-Year Global Fixed Income Portfolio	0.15	%*
DFA Selectively Hedged Global Fixed Income Portfolio	0.15	%*
DFA Five-Year Global Fixed Income Portfolio	0.24	%*
DFA World ex U.S. Government Fixed Income Portfolio	0.18	%*
DFA Short-Term Government Portfolio	0.17	%*
DFA Intermediate Government Fixed Income Portfolio	0.10	%*
DFA Short-Term Extended Quality Portfolio	0.20	%*
DFA Intermediate-Term Extended Quality Portfolio	0.20	%*
DFA Targeted Credit Portfolio	0.19	%*
DFA Global Core Plus Fixed Income Portfolio	0.25	%*
DFA Investment Grade Portfolio	0.20	%*
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.10	%*
DFA Short-Duration Real Return Portfolio	0.19	%*
DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.19	%*
DFA Short-Term Municipal Bond Portfolio	0.19	%*
DFA Intermediate-Term Municipal Bond Portfolio	0.19	%*
DFA California Short-Term Municipal Bond Portfolio	0.19	%*
DFA California Intermediate-Term Municipal Bond Portfolio	0.19	%*
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
DFA One-Year Fixed Income Portfolio	0.15%	0.14%
DFA Two-Year Global Fixed Income Portfolio	0.15%	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.15%	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.25%	0.22%
DFA World ex U.S. Government Fixed Income Portfolio	0.18%	0.17%
DFA Short-Term Government Portfolio	0.17%	0.16%
DFA Intermediate Government Fixed Income Portfolio	0.10%	0.09%
DFA Short-Term Extended Quality Portfolio	0.20%	0.19%
DFA Intermediate-Term Extended Quality Portfolio	0.20%	0.19%
DFA Targeted Credit Portfolio	0.19%	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.25%	0.24%
DFA Investment Grade Portfolio	0.20%	0.19%
DFA Inflation-Protected Securities Portfolio	0.10%	0.09%
DFA Short-Duration Real Return Portfolio	0.20%	0.18%
DFA Municipal Bond Portfolio	0.20%	0.18%

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
DFA Short-Term Municipal Bond Portfolio	0.20%	0.18%
DFA Intermediate-Term Municipal Bond Portfolio	0.20%	0.18%
DFA California Short-Term Municipal Bond Portfolio	0.20%	0.18%
DFA California Intermediate-Term Municipal Bond Portfolio	0.20%	0.18%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	$17	$125	$514
DFA Short-Term Government Portfolio (2)	0.20%	44	(19)	29
DFA Short-Term Extended Quality Portfolio (1)	0.22%	38	303	1,495
DFA Intermediate-Term Extended Quality Portfolio (1)	0.22%	4	41	286
DFA Targeted Credit Portfolio (1)	0.20%	8	118	622
DFA Global Core Plus Fixed Income Portfolio (3)	0.30%	33	(19)	70
DFA Investment Grade Portfolio (4)	0.22%	122	198	1,558
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	641	2,893
DFA LTIP Portfolio (1)	0.15%	18	(17)	7

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	$43	$(37)	$22
DFA Municipal Real Return Portfolio (1)	0.27%	—	—	—
DFA California Municipal Real Return Portfolio (3)	0.30%	11	(11)	6
DFA Municipal Bond Portfolio (1)	0.23%	10	18	164
DFA Short-Term Municipal Bond Portfolio (2)	0.30%	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.23%	68	(19)	126
DFA California Short-Term Municipal Bond Portfolio (1)	0.30%	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	14	7	83
DFA NY Municipal Bond Portfolio (1)	0.25%	1	15	70
DFA MN Municipal Bond Portfolio (1)	0.32%	1	10	107
DFA Oregon Municipal Bond Portfolio (1)	0.32%	—	103	112

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Two-Year Global Fixed Income Portfolio	$107
DFA Five-Year Global Fixed Income Portfolio	411
DFA World ex U.S. Government Fixed Income Portfolio	48
DFA Municipal Real Return Portfolio	21
DFA California Municipal Real Return Portfolio	8
DFA Municipal Bond Portfolio	10
DFA Short-Term Municipal Bond Portfolio	31
DFA Intermediate-Term Municipal Bond Portfolio	26
DFA California Short-Term Municipal Bond Portfolio	17
DFA California Intermediate-Term Municipal Bond Portfolio	10
DFA NY Municipal Bond Portfolio	6
DFA MN Municipal Bond Portfolio	5
DFA Oregon Municipal Bond Portfolio	3

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$334
DFA Two-Year Global Fixed Income Portfolio	269
DFA Selectively Hedged Global Fixed Income Portfolio	22
DFA Five-Year Global Fixed Income Portfolio	227
DFA World ex U.S. Government Fixed Income Portfolio	(1)
DFA Short-Term Government Portfolio	61
DFA Intermediate Government Fixed Income Portfolio	88
DFA Short-Term Extended Quality Portfolio	46
DFA Intermediate-Term Extended Quality Portfolio	17
DFA Targeted Credit Portfolio	(2)
DFA Global Core Plus Fixed Income Portfolio	(14)
DFA Investment Grade Portfolio	13
DFA Diversified Fixed Income Portfolio	(6)
DFA LTIP Portfolio	(1)
DFA Inflation-Protected Securities Portfolio	55
DFA Short-Duration Real Return Portfolio	2

DFA Municipal Real Return Portfolio	—
DFA California Municipal Real Return Portfolio	$(1)
DFA Municipal Bond Portfolio	(1)
DFA Short-Term Municipal Bond Portfolio	63
DFA Intermediate-Term Municipal Bond Portfolio	2
DFA California Short-Term Municipal Bond Portfolio	14
DFA California Intermediate-Term Municipal Bond Portfolio	—
DFA NY Municipal Bond Portfolio	(—)
DFA MN Municipal Bond Portfolio	(—)
DFA Oregon Municipal Bond Portfolio	(—)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$50,133	$262,720	$465,804	$1,479,882
DFA Two-Year Global Fixed Income Portfolio	—	856,513	714,842	1,236,080
DFA Selectively Hedged Global Fixed Income Portfolio	—	131,020	258,028	162,129
DFA Five-Year Global Fixed Income Portfolio	339,814	2,074,755	1,622,361	1,120,600
DFA World ex U.S. Government Fixed Income Portfolio	22,749	—	412,517	403,275
DFA Short-Term Government Portfolio	290,036	263,585	—	—
DFA Intermediate Government Fixed Income Portfolio	634,161	1,294,579	—	—
DFA Short-Term Extended Quality Portfolio	—	461,167	673,204	700,147
DFA Intermediate-Term Extended Quality Portfolio	149,613	42,723	317,088	292,379
DFA Targeted Credit Portfolio	6,004	—	128,315	119,357
DFA Global Core Plus Fixed Income Portfolio	5,241	10,828	414,435	230,093
DFA Investment Grade Portfolio	858,246	1,323,259	324,751	351,876
DFA Diversified Fixed Income Portfolio	55,387	49,460	57,228	59,953
DFA LTIP Portfolio	26,058	37,630	—	—
DFA Inflation-Protected Securities Portfolio	574,562	693,530	—	—
DFA Short-Duration Real Return Portfolio	37,558	108,122	170,080	329,447
DFA Municipal Real Return Portfolio	—	—	118,469	227,248
DFA California Municipal Real Return Portfolio	—	—	30,112	23,610
DFA Municipal Bond Portfolio	—	—	80,013	99,833
DFA Short-Term Municipal Bond Portfolio	—	—	1,253,536	1,353,580

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Intermediate-Term Municipal Bond Portfolio	—	—	$304,452	$396,249
DFA California Short-Term Municipal Bond Portfolio	—	—	303,611	386,069
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	103,440	100,527
DFA NY Municipal Bond Portfolio	—	—	44,875	54,583
DFA MN Municipal Bond Portfolio	—	—	14,071	13,901
DFA Oregon Municipal Bond Portfolio	—	—	10,472	1,523

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$132,331	$2,109,503	$2,017,782	$(14)	$27	$224,065	19,364	$2,033	—

Total	$132,331	$2,109,503	$2,017,782	$(14)	$27	$224,065	19,364	$2,033	—

DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$8,262	$313,794	$320,652	—	$1	$1,405	121	$173	—

Total	$8,262	$313,794	$320,652	—	$1	$1,405	121	$173	—

DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$6,987	$73,438	$79,705	$1	$(1)	$720	62	$124	—

Total	$6,987	$73,438	$79,705	$1	$(1)	$720	62	$124	—

DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$10,366	$531,637	$541,995	$(8)	—	—	—	$254	—

Total	$10,366	$531,637	$541,995	$(8)	—	—	—	$254	—

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$53,504	$634,385	$655,782	$6	$(4)	$32,109	2,775	$1,098	—

Total	$53,504	$634,385	$655,782	$6	$(4)	$32,109	2,775	$1,098	—

DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$110,406	$282,725	$328,918	$(23)	$(3)	$64,187	5,547	$2,050	—

Total	$110,406	$282,725	$328,918	$(23)	$(3)	$64,187	5,547	$2,050	—

DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$20,916	$48,884	$60,711	—	$(2)	$9,087	785	$329	—

Total	$20,916	$48,884	$60,711	—	$(2)	$9,087	785	$329	—

DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$75,815	$176,680	$213,008	$(14)	$(2)	$39,471	3,411	—	—

Total	$75,815	$176,680	$213,008	$(14)	$(2)	$39,471	3,411	—	—

DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$693,614	$1,560,134	$1,838,132	$(186)	$(21)	$415,409	35,901	$12,791	—

Total	$693,614	$1,560,134	$1,838,132	$(186)	$(21)	$415,409	35,901	$12,791	—

DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income	$529,102	$57,228	$59,953	$2,444	$35,838	$564,659	40,711	$5,872	—
DFA Two-Year Global Fixed Income	315,511	47,072	22,065	(194)	(1,668)	338,656	33,968	4,922	—
The DFA Short Term Investment Fund	—	171,178	148,597	—	1	22,582	1,952	—	—

Total	$844,613	$275,478	$230,615	$2,250	$34,171	$925,897	76,631	$10,794	—

DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$36,970	$53,085	$86,733	$4	$(4)	$3,322	287	$421	—

Total	$36,970	$53,085	$86,733	$4	$(4)	$3,322	287	$421	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA One-Year Fixed Income Portfolio
2018	$134,236	—	—	$134,236
2019	170,989	—	—	170,989
DFA Two-Year Global Fixed Income Portfolio
2018	67,032	—	—	67,032
2019	141,446	—	—	141,446
DFA Selectively Hedged Global Fixed Income Portfolio
2018	19,847	—	—	19,847
2019	37,788	—	—	37,788
DFA Five-Year Global Fixed Income Portfolio
2018	217,046	$9,217	—	226,263
2019	619,058	—	—	619,058
DFA World ex U.S. Government Fixed Income Portfolio
2018	1,574	—	—	1,574
2019	79,500	4,329	—	83,829
DFA Short-Term Government Portfolio
2018	32,064	—	—	32,064
2019	44,098	—	—	44,098
DFA Intermediate Government Fixed Income Portfolio
2018	102,138	4,998	—	107,136
2019	116,094	—	—	116,094
DFA Short-Term Extended Quality Portfolio
2018	100,156	4,054	—	104,210
2019	142,314	—	—	142,314
DFA Intermediate-Term Extended Quality Portfolio
2018	58,070	5,639	—	63,709
2019	55,145	—	—	55,145

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Targeted Credit Portfolio
2018	$13,620	$906	—	$14,526
2019	16,395	—	—	16,395
DFA Global Core Plus Fixed Income Portfolio
2018	2,471	—	—	2,471
2019	35,318	—	—	35,318
DFA Investment Grade Portfolio
2018	212,294	—	—	212,294
2019	241,381	—	—	241,381
DFA Diversified Fixed Income Portfolio
2018	13,444	98	—	13,542
2019	20,185	19	—	20,204
DFA LTIP Portfolio
2018	5,731	—	—	5,731
2019	4,624	829	—	5,453
DFA Inflation-Protected Securities Portfolio
2018	141,539	—	—	141,539
2019	96,788	—	—	96,788
DFA Short-Duration Real Return Portfolio
2018	19,458	—	—	19,458
2019	38,949	—	—	38,949
DFA Municipal Real Return Portfolio
2018	—	—	$12,044	12,044
2019	—	—	14,027	14,027
DFA California Municipal Real Return Portfolio
2018	—	—	1,086	1,086
2019	—	—	1,907	1,907
DFA Municipal Bond Portfolio
2018	—	—	5,602	5,602
2019	—	—	7,271	7,271
DFA Short-Term Municipal Bond Portfolio
2018	—	—	27,517	27,517
2019	—	—	32,120	32,120
DFA Intermediate-Term Municipal Bond Portfolio
2018	—	—	26,332	26,332
2019	—	—	30,101	30,101
DFA California Short-Term Municipal Bond Portfolio
2018	—	—	11,064	11,064
2019	—	—	14,735	14,735
DFA California Intermediate-Term Municipal Bond Portfolio
2018	—	—	5,751	5,751
2019	—	—	7,150	7,150

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA NY Municipal Bond Portfolio
2018	—	—	$1,109	$1,109
2019	—	—	1,493	1,493
DFA MN Municipal Bond Portfolio
2018	—	—	698	698
2019	—	—	796	796
DFA Oregon Municipal Bond Portfolio
2019	—	—	11	11

The DFA Oregon Municipal Bond Portfolio commenced operations on September 10, 2019, and did not pay any distributions for the year ended October 31, 2018.

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(2,827)	—	$(2,827)
DFA Two-Year Global Fixed Income Portfolio	(487)	—	(487)
DFA Selectively Hedged Global Fixed Income Portfolio	(1,646)	—	(1,646)
DFA Five-Year Global Fixed Income Portfolio	(32,284)	—	(32,284)
DFA World ex U.S. Government Fixed Income Portfolio	(1,758)	—	(1,758)
DFA Short-Term Government Portfolio	(1,432)	—	(1,432)
DFA Intermediate Government Fixed Income Portfolio	(2,284)	—	(2,284)
DFA Short-Term Extended Quality Portfolio	(7,929)	—	(7,929)
DFA Intermediate-Term Extended Quality Portfolio	(793)	—	(793)
DFA Targeted Credit Portfolio	(1,772)	—	(1,772)
DFA Global Core Plus Fixed Income Portfolio	(1,900)	—	(1,900)
DFA Investment Grade Portfolio	(8,244)	—	(8,244)
DFA Diversified Fixed Income Portfolio	(179)	—	(179)
DFA LTIP Portfolio	(261)	—	(261)
DFA Inflation-Protected Securities Portfolio	(4,638)	—	(4,638)
DFA Short-Duration Real Return Portfolio	(3,311)	—	(3,311)
DFA Municipal Real Return Portfolio	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—
DFA Municipal Bond Portfolio	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	$1,289	—	$(12,589)	$4,989	$(6,311)
DFA Two-Year Global Fixed Income Portfolio	74,653	—	(22,082)	(13,691)	38,880
DFA Selectively Hedged Global Fixed Income Portfolio	27,861	—	(76,545)	(799)	(49,483)
DFA Five-Year Global Fixed Income Portfolio	323,204	—	(145,964)	(241,736)	(64,496)
DFA World ex U.S. Government Fixed Income Portfolio	46,332	$12,934	—	47,969	107,235
DFA Short-Term Government Portfolio	3,957	—	(24,930)	(597)	(21,570)
DFA Intermediate Government Fixed Income Portfolio	12,858	—	(22,991)	243,465	233,332
DFA Short-Term Extended Quality Portfolio	89,114	—	(11,962)	(19,223)	57,929
DFA Intermediate-Term Extended Quality Portfolio	482	—	(13,399)	90,323	77,406
DFA Targeted Credit Portfolio	11,388	72	—	2,304	13,764
DFA Global Core Plus Fixed Income Portfolio	21,979	—	(2,784)	42,747	61,942
DFA Investment Grade Portfolio	40,240	—	(59,642)	467,657	448,255
DFA Diversified Fixed Income Portfolio	288	—	(478)	27,309	27,119
DFA LTIP Portfolio	153	—	(1,188)	20,877	19,842
DFA Inflation-Protected Securities Portfolio	1,664	3,623	—	146,073	151,360
DFA Short-Duration Real Return Portfolio	32,139	—	(21,875)	(5,459)	4,805
DFA Municipal Real Return Portfolio	—	—	(2,524)	15,287	12,763
DFA California Municipal Real Return Portfolio	—	—	(67)	605	538
DFA Municipal Bond Portfolio	—	—	(48)	9,829	9,781
DFA Short-Term Municipal Bond Portfolio	—	—	(151)	5,510	5,359
DFA Intermediate-Term Municipal Bond Portfolio	—	—	(327)	55,265	54,938
DFA California Short-Term Municipal Bond Portfolio	—	—	(636)	5,325	4,689
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	(134)	13,579	13,445
DFA NY Municipal Bond Portfolio	—	—	(10)	1,100	1,090
DFA MN Municipal Bond Portfolio	—	—	(43)	479	436
DFA Oregon Municipal Bond Portfolio	—	—	—	0	—

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$12,589	$12,589
DFA Two-Year Global Fixed Income Portfolio	22,082	22,082
DFA Selectively Hedged Global Fixed Income Portfolio	76,545	76,545
DFA Five-Year Global Fixed Income Portfolio	145,964	145,964
DFA World ex U.S. Government Fixed Income Portfolio	—	—
DFA Short-Term Government Portfolio	24,930	24,930
DFA Intermediate Government Fixed Income Portfolio	22,991	22,991
DFA Short-Term Extended Quality Portfolio	11,962	11,962
DFA Intermediate-Term Extended Quality Portfolio	13,399	13,399
DFA Targeted Credit Portfolio	—	—
DFA Global Core Plus Fixed Income Portfolio	2,784	2,784
DFA Investment Grade Portfolio	59,642	59,642
DFA Diversified Fixed Income Portfolio	478	478
DFA LTIP Portfolio	1,188	1,188
DFA Inflation-Protected Securities Portfolio	—	—
DFA Short-Duration Real Return Portfolio	21,875	21,875
DFA Municipal Real Return Portfolio	2,524	2,524
DFA California Municipal Real Return Portfolio	67	67
DFA Municipal Bond Portfolio	48	48
DFA Short-Term Municipal Bond Portfolio	151	151
DFA Intermediate-Term Municipal Bond Portfolio	327	327
DFA California Short-Term Municipal Bond Portfolio	636	636
DFA California Intermediate-Term Municipal Bond Portfolio	134	134
DFA NY Municipal Bond Portfolio	10	10
DFA MN Municipal Bond Portfolio	43	43
DFA Oregon Municipal Bond Portfolio	—	—

During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$7,819
DFA Two-Year Global Fixed Income Portfolio	6,397
DFA Selectively Hedged Global Fixed Income Portfolio	215
DFA Intermediate Government Fixed Income Portfolio	6,762
DFA Short-Term Extended Quality Portfolio	1,705
DFA Intermediate-Term Extended Quality Portfolio	679
DFA Targeted Credit Portfolio	684
DFA Inflation-Protected Securities Portfolio	15,577
DFA Municipal Real Return Portfolio	154

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$8,186,073	$8,230	$(4,801)	$3,429
DFA Two-Year Global Fixed Income Portfolio	5,628,959	8,759	(86,640)	(77,881)
DFA Selectively Hedged Global Fixed Income Portfolio	1,225,181	5,535	(24,566)	(19,031)
DFA Five-Year Global Fixed Income Portfolio	15,100,605	48,671	(535,855)	(487,184)
DFA World ex U.S. Government Fixed Income Portfolio	1,282,611	19,558	(35,014)	(15,456)
DFA Short-Term Government Portfolio	2,402,179	4,361	(10,421)	(6,060)
DFA Intermediate Government Fixed Income Portfolio	5,095,265	48,642	(37,389)	11,253
DFA Short-Term Extended Quality Portfolio	6,017,761	19,207	(122,269)	(103,062)
DFA Intermediate-Term Extended Quality Portfolio	1,864,438	19,626	(13,549)	6,077
DFA Targeted Credit Portfolio	735,087	2,862	(10,892)	(8,030)
DFA Global Core Plus Fixed Income Portfolio	791,548	10,105	(29,604)	(19,499)
DFA Investment Grade Portfolio	9,418,877	101,460	(53,507)	47,953
DFA Diversified Fixed Income Portfolio	923,964	1,974	(456)	1,518
DFA LTIP Portfolio	188,051	2,547	(—)	2,547
DFA Inflation-Protected Securities Portfolio	4,573,391	81,068	(6,683)	74,385
DFA Short-Duration Real Return Portfolio	1,476,791	9,380	(18,771)	(9,391)
DFA Municipal Real Return Portfolio	849,077	13,385	(1,322)	12,063
DFA California Municipal Real Return Portfolio	129,585	1,795	(90)	1,705
DFA Municipal Bond Portfolio	463,305	4,285	(581)	3,704
DFA Short-Term Municipal Bond Portfolio	2,579,404	1,456	(1,615)	(159)
DFA Intermediate-Term Municipal Bond Portfolio	1,828,877	28,982	(2,193)	26,789
DFA California Short-Term Municipal Bond Portfolio	1,248,999	2,470	(840)	1,630
DFA California Intermediate-Term Municipal Bond Portfolio	476,644	7,339	(533)	6,806
DFA NY Municipal Bond Portfolio	110,064	562	(40)	522
DFA MN Municipal Bond Portfolio	69,659	39	(332)	(293)
DFA Oregon Municipal Bond Portfolio	31,786	47	(73)	(26)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$3,245,619	$—
DFA Selectively Hedged Global Fixed Income Portfolio	866,635	—
DFA Five-Year Global Fixed Income Portfolio	14,386,894	—

	Forward Currency Contracts*	Swap Contracts**
DFA World ex U.S. Government Fixed Income Portfolio	$1,913,667	$—
DFA Short-Term Extended Quality Portfolio	2,358,212	—
DFA Targeted Credit Portfolio	372,607	—
DFA Global Core Plus Fixed Income Portfolio	1,191,938	—
DFA Investment Grade Portfolio	538,436	—
DFA Short-Duration Real Return Portfolio	376,017	1,406,714
DFA Municipal Real Return Portfolio	—	862,857
DFA California Municipal Real Return Portfolio	—	141,000

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of agreements

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$1,335	$1,335	—
DFA Selectively Hedged Global Fixed Income Portfolio	838	838	—
DFA Five-Year Global Fixed Income Portfolio	44,620	44,620	—
DFA World ex U.S. Government Fixed Income Portfolio	2,658	2,658	—
DFA Short-Term Extended Quality Portfolio	2,923	2,923	—
DFA Targeted Credit Portfolio	72	72	—
DFA Global Core Plus Fixed Income Portfolio	868	868	—
DFA Short-Duration Real Return Portfolio	346	197	$149
DFA Municipal Real Return Portfolio	99	—	99
DFA California Municipal Real Return Portfolio	3	—	3

	Liability Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(38,456)	$(38,456)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(6,960)	(6,960)	—
DFA Five-Year Global Fixed Income Portfolio	(109,872)	(109,872)	—
DFA World ex U.S. Government Fixed Income Portfolio	(22,210)	(22,210)	—
DFA Short-Term Extended Quality Portfolio	(22,043)	(22,043)	—
DFA Targeted Credit Portfolio	(2,681)	(2,681)	—
DFA Global Core Plus Fixed Income Portfolio	(17,243)	(17,243)	—
DFA Investment Grade Portfolio	(5,046)	(5,046)	—
DFA Short-Duration Real Return Portfolio	(41,492)	(2,611)	$(38,881)
DFA Municipal Real Return Portfolio	(38,960)	—	(38,960)
DFA California Municipal Real Return Portfolio	(7,064)	—	(7,064)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Selectively Hedged Global Fixed Income Portfolio	$28,723	$28,723	—
DFA Five-Year Global Fixed Income Portfolio	427,410	427,410	—
DFA World ex U.S. Government Fixed Income Portfolio	51,173	51,173	—
DFA Global Core Plus Fixed Income Portfolio	37,631	37,631	—
DFA Short-Duration Real Return Portfolio	1,621	11,566	$(9,945)
DFA Municipal Real Return Portfolio	(6,702)	—	(6,702)
DFA California Municipal Real Return Portfolio	(2,167)	—	(2,167)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(4,903)	$(4,903)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(1,235)	(1,235)	—
DFA Five-Year Global Fixed Income Portfolio	36,881	36,881	—
DFA World ex U.S. Government Fixed Income Portfolio	(273)	(273)	—
DFA Short-Term Extended Quality Portfolio	3,893	3,893	—
DFA Targeted Credit Portfolio	490	490	—
DFA Global Core Plus Fixed Income Portfolio	(2,118)	(2,118)	—
DFA Investment Grade Portfolio	1,027	1,027	—
DFA Short-Duration Real Return Portfolio	(24,741)	996	$(25,737)
DFA Municipal Real Return Portfolio	(26,498)	—	(26,498)
DFA California Municipal Real Return Portfolio	(3,715)	—	(3,715)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2020 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Two-Year Global Fixed Income Portfolio
UBS AG	—	—	—	—	—	$2,550	$2,550	—	—	$2,550
JP Morgan	$955	$955	$(955)	—	—	17,100	17,100	$(955)	—	16,145
State Street Bank and Trust	—	—	—	—	—	9,060	9,060	—	—	9,060
HSBC Bank	134	134	(134)	—	—	3,941	3,941	(134)	—	3,807
Citibank, N.A.	—	—	—	—	—	3,187	3,187	—	—	3,187
Barclays Capital	—	—	—	—	—	2,451	2,451	—	—	2,451
Bank of America Corp.	—	—	—	—	—	168	168	—	—	168
Goldman Sachs International	247	247	—	—	$247	—	—	—	—	—

Total	$1,336	$1,336	$(1,089)	—	$247	$38,457	$38,457	$(1,089)	—	$37,368

DFA Selectively Hedged Global Fixed Income Portfolio
Bank of America Corp.	$124	$124	$(124)	—	—	$1,262	$1,262	$(124)	—	$1,138
Citibank, N.A.	—	—	—	—	—	982	982	—	—	982
State Street Bank And Trust	714	714	(714)	—	—	1,244	1,244	(714)	—	530
JP Morgan New York	—	—	—	—	—	3,461	3,461	—	—	3,461
Goldman Sachs International	—	—	—	—	—	11	11	—	—	11

Total	$838	$838	$(838)	—	—	$6,960	$6,960	$(838)	—	$6,122

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Five-Year Global Fixed Income Portfolio
Bank of America Corp.	$4,044	$4,044	$(4,044)	—	—	$7,849	$7,849	$(4,044)	—	$3,805
HSBC Bank	1,604	1,604	(1,604)	—	—	7,375	7,375	(1,604)	—	5,771
UBS AG	965	965	(965)	—	—	4,463	4,463	(965)	—	3,498
Barclays Capital	8,641	8,641	(8,641)	—	—	19,539	19,539	(8,641)	—	10,898
State Street Bank and Trust	19,575	19,575	(19,575)	—	—	26,281	26,281	(19,575)	—	6,706
JP Morgan	8,214	8,214	(8,214)	—	—	29,643	29,643	(8,214)	—	21,429
Citibank, N.A.	1,031	1,031	(1,031)	—	—	6,251	6,251	(1,031)	—	5,220
Morgan Stanley and Co. International	546	546	(546)	—	—	7,410	7,410	(546)	—	6,864
National Australia Bank Ltd.	—	—	—	—	—	1,061	1,061	—	—	1,061

Total	$44,620	$44,620	$(44,620)	—	—	$109,872	$109,872	$(44,620)	—	$65,252

DFA World ex U.S. Government Fixed Income Portfolio
Barclays Capital	—	—	—	—	—	$5,743	$5,743	—	—	$5,743
UBS AG	—	—	—	—	—	2,601	2,601	—	—	2,601
Bank of America Corp.	$6	$6	$(6)	—	—	1,521	1,521	$(6)	—	1,515
State Street Bank and Trust	1,569	1,569	(1,569)	—	—	7,622	7,622	(1,569)	—	6,053
JP Morgan	1,051	1,051	(1,051)	—	—	4,722	4,722	(1,051)	—	3,671
Mellon Bank	32	32	—	—	$32	—	—	—	—	—

Total	$2,658	$2,658	$(2,626)	—	$32	$22,209	$22,209	$(2,626)	—	$19,583

DFA Short-Term Extended Quality Portfolio
Bank of America Corp.	$1,288	$1,288	$(1,288)	—	—	$4,783	$4,783	$(1,288)	—	$3,495
State Street Bank and Trust	177	177	(177)	—	—	9,595	9,595	(177)	—	9,418
Citibank, N.A.	—	—	—	—	—	658	658	—	—	658
JP Morgan	1,136	1,136	(1,136)	—	—	6,999	6,999	(1,136)	—	5,863
HSBC Bank	—	—	—	—	—	8	8	—	—	8
UBS AG	91	91	—	—	$91	—	—	—	—	—
Barclays Capital	231	231	—	—	231	—	—	—	—	—

Total	$2,923	$2,923	$(2,601)	—	$322	$22,043	$22,043	$(2,601)	—	$19,442

DFA Targeted Credit Portfolio
State Street Bank and Trust	$40	$40	$(40)	—	—	$1,139	$1,139	$(40)	—	$1,099
Citibank, N.A.	25	25	(25)	—	—	1,542	1,542	(25)	—	1,517
Bank of New York Mellon	7	7	—	—	$7	—	—	—	—	—

Total	$72	$72	$(65)	—	$7	$2,681	$2,681	$(65)	—	$2,616

DFA Global Core Plus Fixed Income Portfolio
Citibank, N.A.	$157	$157	$(157)	—	—	$6,053	$6,053	$(157)	—	$5,896
Mellon Bank	—	—	—	—	—	685	685	—	—	685
State Street Bank and Trust	697	697	(697)	—	—	10,410	10,410	(697)	—	9,713
Goldman Sachs	14	14	(14)	—	—	94	94	(14)	—	80

Total	$868	$868	$(868)	—	—	$17,242	$17,242	$(868)	—	$16,374

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Investment Grade Portfolio
State Street Bank and Trust	—	—	—	—	—	$2,072	$2,072	—	—	$2,072
UBS AG	—	—	—	—	—	1,921	1,921	—	—	1,921
JP Morgan	—	—	—	—	—	1,053	1,053	—	—	1,053

Total	—	—	—	—	—	$5,046	$5,046	—	—	$5,046

DFA Short-Duration Real Return Portfolio
	$149	$149	$(149)	—	—	$38,881	$38,881	$(149)	—	$38,732
Barclays Capital	31	31	(31)	—	—	1,106	1,106	(31)	—	1,075
Citibank, N.A.	53	53	(53)	—	—	1,505	1,505	(53)	—	1,452
ANZ Securities	112	112	—	—	$112	—	—	—	—	—

Total	$345	$345	$(233)	—	$112	$41,492	$41,492	$(233)	—	$41,259

DFA Municipal Real Return Portfolio
Citibank, N.A.	$99	$99	$(99)	—	—	$17,626	$17,626	$(99)	—	$17,527
Bank of America Corp	—	—	—	—	—	21,334	21,334	—	—	21,334

Total	$99	$99	$(99)	—	—	$38,960	$38,960	$(99)	—	$38,861

DFA California Municipal Real Return Portfolio
Citibank, N.A.	—	—	—	—	—	$3,288	$3,288	—	—	$3,288
Bank of America Corp	$4	$4	$(4)	—	—	3,777	3,777	$(4)	—	3,773

Total	$4	$4	$(4)	—	—	$7,065	$7,065	$(4)	—	$7,061

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2019, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
DFA World ex
U.S. Government Fixed Income Portfolio	2.30%	$5,276	1	—	$5,276	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2020.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA One-Year Fixed Income Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	$224,054	—	—	—	$224,054
DFA Two-Year Global Fixed Income Portfolio
Bonds	1,393	—	—	—	1,393
DFA Selectively Hedged Global Fixed Income Portfolio
Bonds	720	—	—	—	720
DFA Five-Year Global Fixed Income Portfolio
Bonds	25	—	—	—	25
DFA Short-Term Extended Quality Portfolio
Bonds, U.S. Treasury Obligations	32,089	—	—	—	32,089
DFA Intermediate-Term Extended Quality Portfolio
Agency Obligations, Bonds	64,227	—	—	—	64,227
DFA Targeted Credit Portfolio
Bonds	9,089	—	—	—	9,089
DFA Global Core Plus Fixed Income Portfolio
Bonds	39,483	—	—	—	39,483
DFA Investment Grade Portfolio
Agency Obligations, Bonds	415,608	—	—	—	415,608
DFA Diversified Fixed Income Portfolio
U.S. Treasury Obligations	22,580	—	—	—	22,580
DFA Short-Duration Real Return Portfolio
Bonds	3,314	—	—	—	3,314

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA One-Year Fixed Income Portfolio	4	69%
DFA Two-Year Global Fixed Income Portfolio	5	83%
DFA Selectively Hedged Global Fixed Income Portfolio	3	82%
DFA Five-Year Global Fixed Income Portfolio	3	79%
DFA World ex U.S. Government Fixed Income Portfolio	4	74%
DFA Short-Term Government Portfolio	3	82%
DFA Intermediate Government Fixed Income Portfolio	4	85%
DFA Short-Term Extended Quality Portfolio	4	78%
DFA Intermediate-Term Extended Quality Portfolio	4	77%
DFA Targeted Credit Portfolio	3	89%
DFA Global Core Plus Fixed Income Portfolio	5	96%
DFA Investment Grade Portfolio	4	85%
DFA Diversified Fixed Income Portfolio	3	98%
DFA LTIP Portfolio	5	85%
DFA Inflation-Protected Securities Portfolio	3	49%
DFA Short-Duration Real Return Portfolio	4	86%

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA Municipal Real Return Portfolio	3	93%
DFA California Municipal Real Return Portfolio	4	100%
DFA Municipal Bond Portfolio	4	96%
DFA Short-Term Municipal Bond Portfolio	4	86%
DFA Intermediate-Term Municipal Bond Portfolio	5	91%
DFA California Short-Term Municipal Bond Portfolio	3	91%
DFA California Intermediate-Term Municipal Bond Portfolio	3	92%
DFA NY Municipal Bond Portfolio	3	94%
DFA MN Municipal Bond Portfolio	2	96%
DFA Oregon Municipal Bond Portfolio	3	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
DFA One-Year Fixed Income Portfolio
December 16, 2019	79%	0%	21%
April 29, 2020	94%	0%	6%
DFA Two-Year Global Fixed Income Portfolio
December 16, 2019	44%	0%	56%
DFA Selectively Hedged Global Fixed Income Portfolio
December 16, 2019	41%	0%	59%
DFA Five-Year Global Fixed Income Portfolio
December 16, 2019	0%	0%	100%
DFA World ex U.S. Government Fixed Income Portfolio
December 16, 2019	0%	0%	100%
DFA Intermediate Government Fixed Income Portfolio
December 16, 2019	92%	0%	8%
DFA Short-Term Extended Quality Portfolio
December 16, 2019	12%	0%	88%
DFA Intermediate-Term Extended Quality Portfolio
December 16, 2019	77%	0%	23%
DFA Targeted Credit Portfolio
December 16, 2019	10%	0%	90%
DFA Global Core Plus Fixed Income Portfolio
December 17, 2019	37%	0%	63%
DFA Investment Grade Portfolio
December 17, 2019	81%	0%	19%
DFA Diversified Fixed Income Portfolio
December 17, 2019	98%	0%	2%
DFA Short-Duration Real Return Portfolio
December 17, 2019	81%	0%	19%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,008.30	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16
DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,007.20	0.22%	$1.10

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Corporate	10.2%
Government	38.3%
Foreign Corporate	27.1%
Foreign Government	14.0%
Supranational	10.4%

100.0%

DFA Two-Year Government Portfolio
Government	100.0%

100.0%

DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount	Value†
	(000)
AGENCY OBLIGATIONS — (9.9%)
Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r) 0.839%, 04/16/21	1,450	$1,450,865
Federal Home Loan Bank
0.000%, 05/05/20	1,500	1,499,985
0.000%, 05/06/20	2,000	1,999,975
0.000%, 07/20/20	1,000	999,734
0.000%, 08/19/20	1,000	999,633
0.000%, 09/15/20	3,000	2,998,516

TOTAL AGENCY OBLIGATIONS		9,948,708

BONDS — (31.6%)
Apple, Inc., 3M USD LIBOR + 1.130%, FRN
(r) 2.813%, 02/23/21	1,409	1,420,045
Asian Development Bank, 3M USD LIBOR + 0.010%, FRN
(r) 0.751%, 12/15/21	2,000	1,994,700
Bank of Montreal
2.100%, 06/15/20	1,500	1,502,580
3.100%, 07/13/20	725	728,206
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r) 1.180%, 06/15/20	500	500,027
Bank of Nova Scotia (The)
2.350%, 10/21/20	528	532,332
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r) 1.642%, 01/08/21	1,000	996,497
Dexia Credit Local SA, Floating Rate Note, 3M USD LIBOR + 0.320%, FRN
(r) 1.161%, 09/29/20	2,000	2,001,960
European Investment Bank
1.375%, 06/15/20	1,000	1,000,851
IADB Discount Notes
0.000%, 05/28/20	2,000	1,999,865
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r) 1.439%, 10/15/20	1,000	1,001,650

	Face
	Amount	Value†
	(000)
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r) 0.755%, 08/23/21	500	$499,972
Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r) Ω 0.824%, 03/12/21	400	399,843
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r) 0.824%, 03/12/21	300	299,883
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r) 1.071%, 06/16/20	500	500,342
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3M USD LIBOR + 0.120%, FRN
(r) 1.387%, 09/27/21	2,000	2,003,980
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r) 1.742%, 02/17/21	400	399,894
Municipality Finance P.L.C., Floating Rate Note, FRN
(r) 1.001%, 10/26/20	2,000	2,002,302
Nederlandse Waterschapsbank NV, 3M USD LIBOR + 0.070%, FRN
(r) Ω 0.811%, 12/15/21	800	799,647
Nordic Investment Bank
1.500%, 09/29/20	1,000	1,002,940
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r) 1.774%, 02/08/21	1,200	1,200,120
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.751%, 09/15/20	1,000	999,950

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
Royal Bank of Canada
2.150%, 10/26/20	369	$371,351
Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r) 1.150%, 04/30/21	2,000	1,997,966
Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r) 2.181%, 05/11/20	612	612,016
Toronto-Dominion Bank (The)
3.000%, 06/11/20	589	590,473
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.240%, FRN
(r) 1.231%, 01/25/21	750	747,690
Total Capital SA
4.450%, 06/24/20	1,999	2,008,235
Toyota Motor Credit Corp., 3M USD LIBOR + 0.125%, FRN
(r) 1.832%, 08/13/21	378	373,852
Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r) 1.059%, 09/18/20	400	399,496
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r) 1.892%, 01/08/21	191	190,271
Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r) 1.425%, 06/23/21	500	499,275

TOTAL BONDS		31,578,211

U.S. TREASURY OBLIGATIONS — (10.3%)
U.S. Treasury Bills
0.020%, 05/14/20	500	499,987
# 0.160%, 07/21/20	2,000	1,999,573
0.190%, 09/08/20	3,000	2,998,537
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r) 0.264%, 04/30/21	4,750	4,754,751

TOTAL U.S. TREASURY OBLIGATIONS		10,252,848

CERTIFICATES OF DEPOSIT — (1.0%)
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r) 1.475%, 09/21/20	500	500,349

		Face
		Amount	Value†
		(000)
Oversea-Chinese Banking Corp., Ltd.
	0.650%, 07/22/20	500	$500,161

TOTAL CERTIFICATES OF DEPOSIT			1,000,510

TOTAL INVESTMENT SECURITIES (Cost $52,753,778)			52,780,277

COMMERCIAL PAPER — (44.9%)
Banque Et Caisse d’Epargne de l’Etat
	1.700%, 05/21/20	2,000	1,999,816
BNG Bank NV
Ω	1.710%, 08/21/20	500	499,302
Ω	0.300%, 07/31/20	500	499,566
Caisse des Depots et
Ω	0.440%, 08/27/20	1,000	998,975
Caisse Des Depots et Consignations
Ω	1.690%, 05/05/20	1,000	999,988
CPPIB Capital, Inc.
Ω	1.680%, 07/20/20	1,650	1,648,701
DBS Bank Ltd.
Ω	1.680%, 06/15/20	250	249,904
Eli Lilly & Co.
Ω	1.570%, 05/05/20	2,000	1,999,983
Ω	1.620%, 06/05/20	1,000	999,290
Equipment Intermediation
Ω	1.600%, 05/19/20	2,000	1,999,850
Erste Abwicklungsanstalt
Ω	0.430%, 07/22/20	1,500	1,499,896
Ω	0.010%, 08/28/20	1,250	1,249,042
Export Develmt Corp.
	0.360%, 08/17/20	2,000	1,997,620
Export Development Canada
	0.365%, 08/25/20	900	898,772
Exxon Mobil Corp.
	1.590%, 05/07/20	2,000	1,999,934
	1.600%, 05/21/20	1,000	999,733
Kingdom of Denmark
	0.310%, 07/23/20	2,000	1,998,320
Kreditanstalt fuer Wiederaufbau
Ω	1.610%, 06/15/20	1,000	999,757
Landesbank Hessen-Thuringen
Ω	1.716%, 06/17/20	3,000	2,999,240
Nederlandse Waterschapsbank NV
Ω	0.477%, 08/19/20	2,000	1,999,537

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Oesterreichische Kontrollbank AG
	1.660%, 05/26/20	400	$399,943
	1.660%, 08/03/20	1,500	1,498,468
Oversea-Chinese Banking Corp., Ltd.
Ω	1.650%, 05/12/20	2,000	1,999,831
(r)Ω	0.879%, 08/11/20	500	500,000
Pfizer, Inc.
Ω	1.640%, 05/27/20	1,000	999,845
	1.630%, 06/24/20	1,000	999,572
Province of Alberta Canada
	0.467%, 09/17/20	1,000	999,300
Province of British Columbia
	0.406%, 10/21/20	2,000	1,994,393
PSP Capital, Inc.
Ω	0.360%, 09/28/20	2,000	1,996,812
Queensland Treasury Corp.
	1.630%, 05/14/20	2,000	1,999,879
Royal Bank of Canada
	1.700%, 10/16/20	750	748,134
Shell International Finance BV
Ω	1.750%, 09/28/20	1,500	1,491,840

		Face Amount	Value†
		(000)
Toyota Motor Credit Corp.
	1.700%, 06/04/20	750	$749,283

TOTAL COMMERCIAL PAPER			44,914,526

		Shares
TEMPORARY CASH INVESTMENTS — (1.3%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	1,335,633	1,335,633

SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	88,258	1,021,232

TOTAL INVESTMENTS — (100.0%) (Cost $99,983,826)			$100,051,668

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$9,948,708	—	$9,948,708
Bonds	—	31,578,211	—	31,578,211
U.S. Treasury Obligations	—	10,252,848	—	10,252,848
Certificates of Deposit	—	1,000,510	—	1,000,510
Commercial Paper	—	44,914,526	—	44,914,526
Temporary Cash Investments	$1,335,633	—	—	1,335,633
Securities Lending Collateral	—	1,021,232	—	1,021,232

TOTAL	$1,335,633	$98,716,035	—	$100,051,668

See accompanying Notes to Financial Statements.

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (37.0%)
Federal Home Loan Bank
0.000%, 05/05/20	1,000	$999,990
0.000%, 05/06/20	6,250	6,249,922
0.000%, 05/18/20	11,000	10,999,533
0.000%, 05/27/20	2,500	2,499,838
0.000%, 06/22/20	3,600	3,599,480
0.000%, 08/20/20	8,000	7,997,040
0.000%, 08/26/20	5,500	5,497,855
0.000%, 09/14/20	5,000	4,997,544
0.000%, 09/15/20	2,900	2,898,565
0.000%, 09/25/20	2,400	2,398,726
0.000%, 10/01/20	10,000	9,994,475
0.000%, 01/20/21	15,000	14,983,500

TOTAL AGENCY OBLIGATIONS		73,116,468

U.S. TREASURY OBLIGATIONS — (58.1%)
U.S. Treasury Bills
0.020%, 05/14/20	3,000	2,999,923
0.170%, 07/14/20	10,000	9,998,253
0.160%, 07/21/20	5,500	5,498,824
0.160%, 07/30/20	1,400	1,399,637
0.000%, 08/04/20	15,500	15,495,296
0.000%, 08/13/20	11,000	10,996,465
0.190%, 09/08/20	9,000	8,995,612
0.160%, 10/01/20	2,000	1,999,044
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r) 0.240%, 01/31/21	13,000	13,009,677
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r) 0.264%, 04/30/21	13,000	13,013,003
U.S. Treasury Notes, 3M USTMMR + 0.154%, FRN
(r) 0.279%, 01/31/22	19,000	19,024,954
U.S. Treasury Notes, 3M USTMMR + 0.300%, FRN
(r) 0.425%, 10/31/21	12,100	12,142,758

TOTAL U.S. TREASURY OBLIGATIONS		114,573,446

TOTAL INVESTMENT SECURITIES (Cost $187,600,783)		187,689,914

	Shares
TEMPORARY CASH INVESTMENTS — (4.9%)
State Street Institutional U.S. Government Money Market Fund 0.216%	9,640,464	9,640,464

TOTAL INVESTMENTS — (100.0%) (Cost $197,241,247)		$197,330,378

DFA TWO-YEAR GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$73,116,468	—	$73,116,468
U.S. Treasury Obligations	—	114,573,446	—	114,573,446
Temporary Cash Investments	$9,640,464	—	—	9,640,464

TOTAL	$9,640,464	$187,689,914	—	$197,330,378

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $999 and $0 of securities on loan, respectively)	$97,695	$187,690
Temporary Cash Investments at Value & Cost	1,336	9,640
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,021 and $0, respectively)	1,021	—
Receivables:
Investment Securities Sold	999	—
Dividends and Interest	97	3
Fund Shares Sold	20	266
Prepaid Expenses and Other Assets	15	17

Total Assets	101,183	197,616

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,020	—
Investment Securities Purchased	801	—
Fund Shares Redeemed	100	39
Due to Advisor	10	23
Accrued Expenses and Other Liabilities	33	36

Total Liabilities	1,964	98

NET ASSETS	$99,219	$197,518

Institutional Class Shares — based on net assets of $99,219 and $197,518 and shares outstanding of 9,951,698 and 20,195,836, respectively	$9.97	$9.78

NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$97,627	$187,601

NET ASSETS CONSIST OF:
Paid-In Capital	$99,322	$198,791
Total Distributable Earnings (Loss)	(103)	(1,273)

NET ASSETS	$99,219	$197,518

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$954	$838

Total Investment Income	954	838

Fund Expenses
Investment Management Fees	76	97
Accounting & Transfer Agent Fees	18	21
Custodian Fees	2	1
Filing Fees	12	15
Shareholders’ Reports	10	9
Professional Fees	2	2
Other	1	1

Total Fund Expenses	121	146

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(2)	—

Net Expenses	119	146

Net Investment Income (Loss)	835	692

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	12	28
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(32)	120
Affiliated Investment Companies Shares	(1)	—

Net Realized and Unrealized Gain (Loss)	(21)	148

Net Increase (Decrease) in Net Assets Resulting from Operations	$814	$840

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$835	$2,769	$692	$2,597
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	12	332	28	131
Affiliated Investment Companies Shares Sold	—	1	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(32)	658	120	636
Affiliated Investment Companies Shares	(1)	1	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	814	3,761	840	3,364

Distributions:
Institutional Class Shares	(859)	(2,848)	(808)	(2,614)
Capital Share Transactions (1):
Shares Issued	9,418	36,301	93,883	37,078
Shares Issued in Lieu of Cash Distributions	859	2,848	808	2,613
Shares Redeemed	(16,186)	(63,458)	(18,353)	(43,503)

Net Increase (Decrease) from Capital Share Transactions	(5,909)	(24,309)	76,338	(3,812)

Total Increase (Decrease) in Net Assets	(5,954)	(23,396)	76,370	(3,062)
Net Assets
Beginning of Period	105,173	128,569	121,148	124,210

End of Period	$99,219	$105,173	$197,518	$121,148

(1) Shares Issued and Redeemed:
Shares Issued	945	3,644	9,594	3,798
Shares Issued in Lieu of Cash Distributions	86	286	83	268
Shares Redeemed	(1,623)	(6,366)	(1,876)	(4,453)

Net Increase (Decrease) from Shares Issued and Redeemed	(592)	(2,436)	7,801	(387)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio							DFA Two-Year Government Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.97		$9.91	$9.98	$10.00	$10.02	$10.02	$9.77		$9.72	$9.81	$9.88	$9.90	$9.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.23	0.19	0.11	0.08	0.04	0.05		0.20	0.17	0.09	0.05	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	—		0.07	(0.10)	(0.02)	(0.01)	0.02	0.02		0.05	(0.11)	(0.07)	0.01	0.01

Total from Investment Operations	0.08		0.30	0.09	0.09	0.07	0.06	0.07		0.25	0.06	0.02	0.06	0.04

Less Distributions:
Net Investment Income	(0.08)		(0.24)	(0.16)	(0.11)	(0.07)	(0.04)	(0.06)		(0.20)	(0.15)	(0.09)	(0.05)	(0.03)
Net Realized Gains	—		—	—	—	(0.02)	(0.02)	—		—	—	—	(0.03)	(0.03)

Total Distributions	(0.08)		(0.24)	(0.16)	(0.11)	(0.09)	(0.06)	(0.06)		(0.20)	(0.15)	(0.09)	(0.08)	(0.06)

Net Asset Value, End of Period	$9.97		$9.97	$9.91	$9.98	$10.00	$10.02	$9.78		$9.77	$9.72	$9.81	$9.88	$9.90

Total Return	0.83	%(B)	3.07%	0.86%	0.92%	0.74%	0.57%	0.72	%(B)	2.63%	0.60%	0.19%	0.58%	0.38%

Net Assets, End of Period (thousands)	$99,219		$105,173	$128,569	$78,815	$81,168	$91,779	$197,518		$121,148	$124,210	$112,934	$115,499	$133,648
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.25%	0.21%	0.24%	0.29%	0.29%	0.22	%(C)	0.26%	0.20%	0.23%	0.28%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.23	%(C)	0.25%	0.21%	0.24%	0.29%	0.29%	0.22	%(C)	0.26%	0.20%	0.23%	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.61	%(C)	2.34%	1.92%	1.14%	0.75%	0.43%	1.05	%(C)	2.06%	1.76%	0.93%	0.55%	0.31%
Portfolio Turnover Rate	8	%(B)	50%	89%	115%	93%	238%	53	%(B)	57%	115%	176%	118%	262%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.15	%*
DFA Two-Year Government Portfolio	0.15	%*

*	Effective as of February 28, 2020, the management fee payable by the Portfolio was reduced from 0.15% to 0.14%.

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Two-Year Fixed Income Portfolio (1)	0.21%	—	$2	—
DFA Two-Year Government Portfolio (1)	0.20%	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $20 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$4
DFA Two-Year Government Portfolio	6

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	—	$6,505	$3,676	$28,167
DFA Two-Year Government Portfolio	$43,432	24,449	—	—

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$1,035	$11,583	$11,596	—	$(1)	$1,021	88	$17	—

Total	$1,035	$11,583	$11,596	—	$(1)	$1,021	88	$17	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio
2018	$1,635	—	—	$1,635
2019	2,848	—	—	2,848
DFA Two-Year Government Portfolio
2018	1,767	—	—	1,767
2019	2,614	—	—	2,614

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Two-Year Fixed Income Portfolio	$(107)	—	$(107)
DFA Two-Year Government Portfolio	(85)	—	(85)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	$149	—	$(301)	$100	$(52)
DFA Two-Year Government Portfolio	177	—	(1,445)	(30)	(1,298)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$301	$301
DFA Two-Year Government Portfolio	1,445	1,445

During the year ended October 31, 2019, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$334
DFA Two-Year Government Portfolio	130

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$126,302	$314	$(22)	$292
DFA Two-Year Government Portfolio	130,841	104	(42)	62

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2020.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2020.

H. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Two-Year Fixed Income Portfolio
Bonds, U.S. Treasury Obligations	$1,020	—	—	—	$1,020

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

K. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	4	99%
DFA Two-Year Government Portfolio	3	94%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043020-024S 00245697

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio

Global Allocation 60/40 Portfolio

Global Allocation 25/75 Portfolio

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

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June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

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DIMENSIONAL INVESTMENT GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Global Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.

(B)	Non-Annualized

(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.

SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Equity Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$885.00	0.56%	$2.62
Institutional Class Shares	$1,000.00	$886.00	0.31%	$1.45
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.08	0.56%	$2.82
Institutional Class Shares	$1,000.00	$1,023.32	0.31%	$1.56

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Allocation 60/40 Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$944.20	0.53%	$2.56
Institutional Class Shares	$1,000.00	$945.70	0.28%	$1.35
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.23	0.53%	$2.66
Institutional Class Shares	$1,000.00	$1,023.47	0.28%	$1.41
Global Allocation 25/75 Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$990.30	0.51%	$2.52
Institutional Class Shares	$1,000.00	$991.40	0.26%	$1.29
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.33	0.51%	$2.56
Institutional Class Shares	$1,000.00	$1,023.57	0.26%	$1.31

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

Affiliated Investment Companies
Global Equity Portfolio	100.0%
Global Allocation 60/40 Portfolio	100.0%
Global Allocation 25/75 Portfolio	100.0%

4

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	172,097,370	$3,433,342,520
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	117,621,967	1,277,374,558
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	51,845,572	1,148,897,872
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	27,290,482	471,033,727
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	5,075,355	173,018,856

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,970,335,909)		$6,503,667,533

Summary of the Global Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$6,503,667,533	—	—	$6,503,667,533

TOTAL	$6,503,667,533	—	—	$6,503,667,533

See accompanying Notes to Financial Statements.

5

GLOBAL ALLOCATION 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	61,312,150	$1,223,177,396
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	56,199,680	537,268,940
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	41,226,311	447,717,738
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	18,050,933	400,008,669
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	33,784,370	364,871,192
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	18,585,353	191,429,137
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	15,544,667	168,037,852
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	8,481,910	146,397,765
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	7,619,404	95,471,132
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	8,348,926	88,248,154
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	1,466,895	50,006,450

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,070,708,530)		$3,712,634,425

Summary of the Global Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,712,634,425	—	—	$3,712,634,425

TOTAL	$3,712,634,425	—	—	$3,712,634,425

See accompanying Notes to Financial Statements.

6

GLOBAL ALLOCATION 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	23,313,776	$251,788,782
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	25,221,625	251,459,601
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	6,149,248	122,677,502
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	7,475,322	93,665,787
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	4,321,532	46,931,833
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,773,730	39,305,866
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	3,029,891	32,025,945
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	789,750	13,631,086
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	92,084	3,139,140

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $761,702,908)		$854,625,542

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $211,890)	211,890	211,890

TOTAL INVESTMENTS — (100.0%) (Cost $761,914,798)		$854,837,432

Summary of the Global Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$854,625,542	—	—	$854,625,542
Temporary Cash Investments	211,890	—	—	211,890

TOTAL	$854,837,432	—	—	$854,837,432

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Global	Global
	Global Equity	Allocation	Allocation
	Portfolio	60/40 Portfolio	25/75 Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$6,503,668	$3,712,634	$854,626
Temporary Cash Investments at Value & Cost	—	—	212
Receivables:
Affiliated Investment Companies Sold	7,431	3,751	—
Fund Shares Sold	5,183	3,486	375
Due from Advisor	—	128	—
Prepaid Expenses and Other Assets	90	64	38

Total Assets	6,516,372	3,720,063	855,251

LIABILITIES:
Payables:
Fund Shares Redeemed	5,083	6,535	1,120
Due to Advisor	126	—	8
Line of Credit	7,113	152	—
Accrued Expenses and Other Liabilities	279	117	53

Total Liabilities	12,601	6,804	1,181

NET ASSETS	$6,503,771	$3,713,259	$854,070

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $21,038; $2,870 and $1,136 and shares outstanding of 1,014,116, 166,135 and 85,235, respectively	$20.74	$17.28	$13.33

NUMBER OF SHARES AUTHORIZED	500,000,000	300,000,000	300,000,000

Institutional Class Shares — based on net assets of $6,482,733; $3,710,389 and $852,934 and shares outstanding of 314,499,777, 216,233,025 and 63,781,780, respectively	$20.61	$17.16	$13.37

NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	300,000,000

Investments in Affiliated Investment Companies at Cost	$4,970,336	$3,070,709	$761,703

NET ASSETS CONSIST OF:
Paid-In Capital	$5,058,090	$3,075,882	$767,311
Total Distributable Earnings (Loss)	1,445,681	637,377	86,759

NET ASSETS	$6,503,771	$3,713,259	$854,070

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Global Equity Portfolio	Global Allocation 60/40 Portfolio	Global Allocation 25/75 Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions	$60,163	$56,315	$12,870

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	60,163	56,315	12,870

Fund Expenses
Investment Management Fees	10,113	4,799	862
Accounting & Transfer Agent Fees	582	308	78
Custodian Fees	1	1	1
Shareholder Servicing Fees Class R2 Shares	31	4	1
Filing Fees	111	42	29
Shareholders’ Reports	103	56	14
Directors’/Trustees’ Fees & Expenses	19	11	2
Professional Fees.	21	12	2
Other	(31)	(8)	(1)

Total Fund Expenses	10,950	5,225	988

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)
Class R2 Shares	(30)	(3)	(1)
Institutional Class Shares	(8,742)	(4,289)	(703)

Net Expenses	2,178	933	284

Net Investment Income (Loss)	57,985	55,382	12,586

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	107,254	37,237	3,607
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(24,845)	(7,570)	(1,093)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(993,268)	(332,437)	(24,237)

Net Realized and Unrealized Gain (Loss)	(910,859)	(302,770)	(21,723)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(852,874)	$(247,388)	$(9,137)

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Equity Portfolio		Global Allocation 60/40 Portfolio		Global Allocation 25/75 Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$57,985	$143,509	$55,382	$101,189	$12,586	$21,389
Capital Gain Distributions Received from Affiliated Investment Companies	107,254	43,816	37,237	16,128	3,607	1,540
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(24,845)	(25,704)	(7,570)	10,387	(1,093)	2,386
Futures	—	—	—	859	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(993,268)	523,723	(332,437)	239,509	(24,237)	32,290

Net Increase (Decrease) in Net Assets Resulting from Operations	(852,874)	685,344	(247,388)	368,072	(9,137)	57,605

Distributions:
Class R2 Shares	(293)	(604)	(58)	(76)	(14)	(23)
Institutional Class Shares	(95,727)	(182,149)	(82,962)	(117,163)	(16,761)	(25,191)

Total Distributions	(96,020)	(182,753)	(83,020)	(117,239)	(16,775)	(25,214)

Capital Share Transactions:
Shares Issued	1,031,866	1,750,264	538,468	1,081,298	158,638	280,660
Shares Issued in Lieu of Cash Distributions	95,233	181,214	81,762	115,009	16,715	25,123
Shares Redeemed	(1,204,540)	(1,605,300)	(822,257)	(1,251,196)	(191,550)	(308,250)

Net Increase (Decrease) from Capital Share Transactions	(77,441)	326,178	(202,027)	(54,889)	(16,197)	(2,467)

Total Increase (Decrease) in Net Assets	(1,026,335)	828,769	(532,435)	195,944	(42,109)	29,924
Net Assets
Beginning of Period	7,530,106	6,701,337	4,245,694	4,049,750	896,179	866,255

End of Period	$6,503,771	$7,530,106	$3,713,259	$4,245,694	$854,070	$896,179

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Equity Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$23.71		$22.14	$22.66	$18.58	$18.32	$18.66

Income from Investment Operations(A)
Net Investment Income (Loss)	0.15		0.40	0.35	0.34	0.34	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.85)		1.70	(0.44)	4.08	0.26	(0.34)

Total from Investment Operations	(2.70)		2.10	(0.09)	4.42	0.60	(0.03)

Less Distributions:
Net Investment Income	(0.15)		(0.40)	(0.36)	(0.34)	(0.34)	(0.31)
Net Realized Gains	(0.12)		(0.13)	(0.07)	—	—	—

Total Distributions	(0.27)		(0.53)	(0.43)	(0.34)	(0.34)	(0.31)

Net Asset Value, End of Period	$20.74		$23.71	$22.14	$22.66	$18.58	$18.32

Total Return	(11.50	%)(B)	9.73%	(0.47%)	23.98%	3.37%	(0.16%)

Net Assets, End of Period (thousands)	$21,038		$26,463	$27,415	$30,644	$19,844	$50,269
Ratio of Expenses to Average Net Assets *(C)	0.56	%(D)	0.57%	0.55%	0.55%	0.55%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.80	%(D)	0.83%	0.82%	0.82%	0.83%	0.86%
Ratio of Net Investment Income to Average Net Assets	1.34	%(D)	1.79%	1.49%	1.62%	1.89%	1.67%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.25	%(D)	0.26%	0.25%	0.26%	0.27%	0.29%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Equity Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$23.57		$22.01	$22.53	$18.46	$18.17	$18.51

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.18		0.46	0.42	0.38	0.36	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.84)		1.69	(0.46)	4.07	0.29	(0.34)

Total from Investment Operations.	(2.66)		2.15	(0.04)	4.45	0.65	0.01

Less Distributions:
Net Investment Income	(0.18)		(0.46)	(0.41)	(0.38)	(0.36)	(0.35)
Net Realized Gains	(0.12)		(0.13)	(0.07)	—	—	—

Total Distributions	(0.30)		(0.59)	(0.48)	(0.38)	(0.36)	(0.35)

Net Asset Value, End of Period	$20.61		$23.57	$22.01	$22.53	$18.46	$18.17

Total Return	(11.40	%)(B)	10.03%	(0.24%)	24.33%	3.65%	0.07%

Net Assets, End of Period (thousands)	$6,482,733		$7,503,643	$6,673,922	$6,390,088	$4,781,441	$4,331,809
Ratio of Expenses to Average Net Assets *(C)	0.31	%(D)	0.32%	0.30%	0.30%	0.30%	0.31%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.55	%(D)	0.58%	0.57%	0.57%	0.58%	0.60%
Ratio of Net Investment Income to Average Net Assets	1.60	%(D)	2.04%	1.78%	1.85%	1.99%	1.90%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.25	%(D)	0.26%	0.25%	0.26%	0.27%	0.29%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 60/40 Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$18.64		$17.58	$17.94	$15.99	$15.70	$16.01

Income from Investment Operations(A)
Net Investment Income (Loss)	0.22		0.34	0.28	0.26	0.26	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.24)		1.18	(0.31)	1.99	0.33	(0.31)

Total from Investment Operations	(1.02)		1.52	(0.03)	2.25	0.59	(0.05)

Less Distributions:
Net Investment Income	(0.22)		(0.39)	(0.28)	(0.28)	(0.30)	(0.26)
Net Realized Gains	(0.13)		(0.07)	(0.05)	(0.02)	—	—

Total Distributions	(0.35)		(0.46)	(0.33)	(0.30)	(0.30)	(0.26)

Net Asset Value, End of Period	$17.28		$18.64	$17.58	$17.94	$15.99	$15.70

Total Return	(5.58	%)(B)	8.85%	(0.22%)	14.21%	3.86%	(0.27%)

Net Assets, End of Period (thousands)	$2,870		$3,166	$6,774	$6,902	$5,793	$5,455
Ratio of Expenses to Average Net Assets *(C)	0.53	%(D)	0.55%	0.53%	0.53%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.74	%(D)	0.76%	0.74%	0.74%	0.75%	0.77%
Ratio of Net Investment Income to Average Net Assets	2.43	%(D)	1.94%	1.55%	1.56%	1.67%	1.61%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.23	%(D)	0.24%	0.23%	0.24%	0.25%	0.25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

13

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 60/40 Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$18.51		$17.49	$17.84	$15.89	$15.57	$15.88

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.24		0.43	0.32	0.30	0.30	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.22)		1.10	(0.30)	1.98	0.33	(0.31)

Total from Investment Operations	(0.98)		1.53	0.02	2.28	0.63	—

Less Distributions:
Net Investment Income	(0.24)		(0.44)	(0.32)	(0.31)	(0.31)	(0.31)
Net Realized Gains	(0.13)		(0.07)	(0.05)	(0.02)	—	—

Total Distributions	(0.37)		(0.51)	(0.37)	(0.33)	(0.31)	(0.31)

Net Asset Value, End of Period	$17.16		$18.51	$17.49	$17.84	$15.89	$15.57

Total Return	(5.43	%)(B)	9.01%	0.06%	14.54%	4.09%	—

Net Assets, End of Period (thousands)	$3,710,389		$4,242,528	$4,042,976	$3,839,348	$3,093,230	$2,954,230
Ratio of Expenses to Average Net Assets *(C)	0.28	%(D)	0.30%	0.28%	0.28%	0.28%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.49	%(D)	0.51%	0.49%	0.49%	0.50%	0.52%
Ratio of Net Investment Income to Average Net Assets	2.71	%(D)	2.43%	1.78%	1.80%	1.93%	1.93%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.23	%(D)	0.24%	0.23%	0.24%	0.25%	0.25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

14

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 25/75 Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$13.70		$13.22	$13.44	$12.89	$12.74	$12.93

Income from Investment Operations(A)
Net Investment Income (Loss)	0.16		0.29	0.19	0.16	0.16	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.29)		0.55	(0.18)	0.61	0.19	(0.08)

Total from Investment Operations	(0.13)		0.84	0.01	0.77	0.35	0.06

Less Distributions:
Net Investment Income	(0.17)		(0.30)	(0.19)	(0.18)	(0.20)	(0.23)
Net Realized Gains	(0.07)		(0.06)	(0.04)	(0.04)	—	(0.02)

Total Distributions	(0.24)		(0.36)	(0.23)	(0.22)	(0.20)	(0.25)

Net Asset Value, End of Period	$13.33		$13.70	$13.22	$13.44	$12.89	$12.74

Total Return	(0.97	%)(B)	6.46%	0.08%	6.06%	2.78%	0.50%

Net Assets, End of Period (thousands)	$1,136		$742	$983	$902	$848	$428
Ratio of Expenses to Average Net Assets *(C)	0.51	%(D)	0.53%	0.51%	0.51%	0.50%	0.51%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.67	%(D)	0.69%	0.67%	0.67%	0.67%	0.68%
Ratio of Net Investment Income to Average Net Assets	2.34	%(D)	2.15%	1.40%	1.26%	1.22%	1.12%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(D)	0.21%	0.20%	0.20%	0.21%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

15

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 25/75 Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$13.74		$13.26	$13.48	$12.92	$12.72	$12.89

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.19		0.33	0.22	0.20	0.19	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.30)		0.54	(0.19)	0.60	0.19	(0.10)

Total from Investment Operations	(0.11)		0.87	0.03	0.80	0.38	0.10

Less Distributions:
Net Investment Income	(0.19)		(0.33)	(0.21)	(0.20)	(0.18)	(0.25)
Net Realized Gains	(0.07)		(0.06)	(0.04)	(0.04)	—	(0.02)

Total Distributions	(0.26)		(0.39)	(0.25)	(0.24)	(0.18)	(0.27)

Net Asset Value, End of Period	$13.37		$13.74	$13.26	$13.48	$12.92	$12.72

Total Return	(0.86	%)(B)	6.73%	0.24%	6.34%	3.04%	0.79%

Net Assets, End of Period (thousands)	$852,934		$895,437	$865,272	$841,546	$726,458	$712,072
Ratio of Expenses to Average Net Assets *(C)	0.26	%(D)	0.28%	0.26%	0.26%	0.25%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.42	%(D)	0.44%	0.42%	0.42%	0.42%	0.43%
Ratio of Net Investment Income to Average Net Assets	2.82	%(D)	2.44%	1.65%	1.49%	1.53%	1.58%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(D)	0.21%	0.20%	0.20%	0.21%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

16

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers eleven portfolios, three of which, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”), are presented in this report. The remaining operational portfolios are presented in separate reports.

The Global Funds are investment companies and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Global Funds are “Funds of Funds” that achieve their investment objectives by allocating their assets among other portfolios within DFA Investment Dimensions Group Inc. (“IDG”) (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are not included in this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2020, the Global Funds were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/20
Global Equity Portfolio	U.S. Core Equity 1 Portfolio (IDG)	5%
	U.S. Core Equity 2 Portfolio (IDG)	14%
	DFA Real Estate Securities Portfolio (IDG)	2%
	International Core Equity Portfolio (IDG)	5%
	Emerging Markets Core Equity Portfolio (IDG)	2%
Global Allocation 60/40 Portfolio	U.S. Core Equity 1 Portfolio (IDG)	2%
	U.S. Core Equity 2 Portfolio (IDG)	5%
	DFA Real Estate Securities Portfolio (IDG)	1%
	International Core Equity Portfolio (IDG)	2%
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	48%
	Emerging Markets Core Equity Portfolio (IDG)	1%
	DFA Five-Year Global Fixed Income Portfolio (IDG)	1%
	DFA Inflation-Protected Securities Portfolio (IDG)	2%
	DFA Short-Term Extended Quality Portfolio (IDG)	6%
	DFA World ex U.S. Government Fixed Income Portfolio (IDG)	6%
	DFA Global Core Plus Fixed Income Portfolio (IDG)	12%
Global Allocation 25/75 Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—

17

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/20
	International Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	5%
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	2%
	DFA Short-Term Extended Quality Portfolio (IDG)	4%
	DFA World ex U.S. Government Fixed Income Portfolio (IDG)	2%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Global Funds use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund shares are valued at their respective daily net asset values as reported by their administrator, as the Underlying Funds are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Global Fund’s own assumptions in determining the fair value of investments)

A valuation hierarchy table is included at the end of the Global Funds’ Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred

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fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.
Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Global Funds. For the six months ended April 30, 2020, the Global Funds’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Global Equity Portfolio	0.28	%*
Global Allocation 60/40 Portfolio	0.23	%*
Global Allocation 25/75 Portfolio	0.19	%*

*	Effective as of February 28, 2020, the management fees payable by the Global Funds were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2020	February 28, 2020
Global Equity Portfolio	0.30%	0.23%
Global Allocation 60/40 Portfolio	0.25%	0.20%
Global Allocation 25/75 Portfolio	0.20%	0.18%

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2021 and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Effective February 28, 2020, pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund’s Underlying Funds to the Advisor, except for fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund on an annualized basis (the “Annualized Expense Ratio”), to the Total Management Fee Limits listed below based on a percentage of average net assets of a class of a Global Fund on an annualized basis. The maximum amount waived under this waiver is the full amount of a Global Fund’s management fee to the Advisor.

During the six months ended April 30, 2020, the Global Funds had Total Management Fee Limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees (amounts in thousands), as listed below. The net amount of waived fees (recovered previously waived fees) during the six months ended April 30, 2020 and the previously waived fees subject to future recovery as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio of a class of a Global

19

Fund is less than the Total Management Fee Limit listed below for such class of the Global Fund, the Advisor retains the right to recover fees previously waived to the extent that the Annualized Expense Ratio following such recovery would be less than the Total Management Fee Limit that was in place when such prior year fees were waived, and less than the current Total Management Fee Limit in place for the Global Fund. The Global Funds are not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Global Equity Portfolio	0.23%	—	$8,742	$54,452
Global Allocation 60/40 Portfolio	0.20%	—	4,289	25,863
Global Allocation 25/75 Portfolio	0.18%	—	703	4,228

Class R2 Shares
Global Equity Portfolio	0.23%	—	30	225
Global Allocation 60/40 Portfolio	0.20%	—	3	33
Global Allocation 25/75 Portfolio	0.18%	—	1	4

From July 21, 2015 to February 28, 2020, the Annualized Expense Limit in the Fee Waiver Agreement was 0.27% of the average net assets of a class of the Global Equity Portfolio, 0.25% of the average net assets of a class of the Global Allocation 60/40 Portfolio and 0.22% of the average net assets of a class of the Global Allocation 25/75 Portfolio on an annualized basis.

Prior to July 21, 2015, in order to limit the total administration and management fees received by the Advisor, the Advisor had agreed to waive the administration fee each Global Fund paid to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fee paid by a class of each Global Fund and management fees paid by each Global Fund’s Underlying Funds to the Advisor to the percentages listed above. The maximum amount waived under this waiver was the full amount of a Global Fund’s administration fee to the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amounts paid by the Fund to the CCO was $20 (in thousands). The total related amount paid by each of the Global Funds are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio	$88
Global Allocation 60/40 Portfolio	54
Global Allocation 25/75 Portfolio	13

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Global Funds’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$3,877,488	$123,425	$96,778	$(8,634)	$(462,158)	$3,433,343	172,097	$27,712	$85,178
International Core Equity Portfolio	1,606,177	29,140	74,201	(12,162)	(271,579)	1,277,375	117,622	15,433	—
U.S. Core Equity 1 Portfolio	1,294,148	31,612	42,371	(3,111)	(131,380)	1,148,898	51,846	9,827	21,786
Emerging Markets Core Equity Portfolio	536,947	29,131	5,608	(1,072)	(88,364)	471,034	27,290	4,077	—
DFA Real Estate Securities Portfolio	217,204	4,063	8,595	134	(39,787)	173,019	5,075	3,114	290

Total	$7,531,964	$217,371	$227,553	$(24,845)	$(993,268)	$6,503,669	373,930	$60,163	$107,254

Global Allocation 60/40 Portfolio
U.S. Core Equity 2 Portfolio	$1,319,142	$157,390	$118,505	$6,385	$(141,235)	$1,223,177	61,312	$9,742	$28,552
DFA Selectively Hedged Global Fixed Income Portfolio	628,235	51,065	126,526	(7,216)	(8,289)	537,269	56,200	15,499	—
International Core Equity Portfolio	550,460	27,757	39,610	78	(90,967)	447,718	41,226	5,292	—
U.S. Core Equity 1 Portfolio	443,047	23,319	26,680	3,859	(43,536)	400,009	18,051	3,359	7,401
DFA Short-Term Extended Quality Portfolio	420,043	30,175	78,950	(906)	(5,491)	364,871	33,784	7,984	—
DFA Global Core Plus Fixed Income Portfolio	196,752	26,360	27,044	(1,439)	(3,200)	191,429	18,585	3,408	—
DFA Five-Year Global Fixed Income Portfolio	212,366	13,933	54,998	(1,763)	(1,500)	168,038	15,545	4,777	—
Emerging Markets Core Equity Portfolio	184,607	11,037	18,310	(5,822)	(25,114)	146,398	8,482	1,364	—
DFA Inflation-Protected Securities Portfolio	108,628	1,559	18,765	483	3,566	95,471	7,619	580	82
DFA World ex U.S. Government Fixed Income Portfolio	108,105	7,135	23,752	(2)	(3,238)	88,248	8,349	3,292	1,103
DFA Real Estate Securities Portfolio	74,308	1,117	10,759	(1,226)	(13,434)	50,006	1,467	1,018	99

Total	$4,245,693	$350,847	$543,899	$(7,569)	$(332,438)	$3,712,634	270,620	$56,315	$37,237

Global Allocation 25/75 Portfolio
DFA Short-Term Extended Quality Portfolio	$268,661	$22,646	$35,696	$(247)	$(3,575)	$251,789	23,314	$5,177	—
DFA Two-Year Global Fixed Income Portfolio	268,684	28,409	43,985	(638)	(1,010)	251,460	25,222	4,122	—
U.S. Core Equity 2 Portfolio	115,418	38,838	21,708	(256)	(9,614)	122,678	6,149	911	$2,507
DFA Inflation-Protected Securities Portfolio	98,389	6,926	15,671	589	3,433	93,666	7,475	560	75
International Core Equity Portfolio	47,943	10,998	5,942	129	(6,196)	46,932	4,322	475	—
U.S. Core Equity 1 Portfolio	38,576	7,589	4,063	267	(3,063)	39,306	1,774	314	645
DFA World ex U.S. Government Fixed Income Portfolio	35,553	5,824	8,359	10	(1,002)	32,026	3,030	1,106	371
Emerging Markets Core Equity Portfolio	16,174	3,310	3,164	(703)	(1,986)	13,631	790	121	—
DFA Real Estate Securities Portfolio	6,526	225	2,144	(244)	(1,224)	3,139	92	84	9

Total	$895,924	$124,765	$140,732	$(1,093)	$(24,237)	$854,627	72,168	$12,870	$3,607

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F. Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to passive foreign investment companies, short-term distributions received from underlying RICs, return of capital, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Global Equity Portfolio
2018	$121,683	$20,724	—	$142,407
2019	143,524	39,228	—	182,752
Global Allocation 60/40 Portfolio
2018	72,229	10,405	—	82,634
2019	102,372	14,867	—	117,239
Global Allocation 25/75 Portfolio
2018	13,998	2,244	—	16,242
2019	21,990	3,224	—	25,214

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio	$(28)	$(5,199)	$(5,227)
Global Allocation 60/40 Portfolio	—	(2,211)	(2,211)
Global Allocation 25/75 Portfolio	—	(279)	(279)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Global Equity Portfolio	—	$38,553	$2,356,158	$2,394,711

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Global Allocation 60/40 Portfolio	—	$28,602	$939,117	$967,719
Global Allocation 25/75 Portfolio	—	4,588	108,103	112,691

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Global Funds after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Global Funds did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2019, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Equity Portfolio	$5,062,195	$2,456,174	—	$2,456,174
Global Allocation 60/40 Portfolio	3,391,075	932,893	$(8,690)	924,203
Global Allocation 25/75 Portfolio	774,169	105,581	(1,075)	104,506

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund’s tax positions and has concluded that no additional provision for income tax is required in any Global Fund’s financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Global Funds.

1. Futures Contracts: The Global Funds may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Global Funds. The Global Funds, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Global Fund deposits cash or pledges U.S. government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Global Fund as unrealized gains or losses until the contract is closed. When the contract is closed, the Global Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Global Fund could lose more than the initial margin requirements. Entering into stock index futures subjects a Global Fund to equity price risk from those futures contracts.

H. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
Global Equity Portfolio
Class R2 Shares
Shares Issued	$3,389	149	$5,221	235
Shares Issued in Lieu of Cash Distributions	293	13	604	28
Shares Redeemed	(6,074)	(263)	(8,554)	(385)

Net Increase (Decrease) — Class R2 Shares	$(2,392)	(101)	$(2,729)	(122)

Institutional Class Shares
Shares Issued	$1,028,477	49,685	$1,745,043	78,736
Shares Issued in Lieu of Cash Distributions	94,940	4,169	180,610	8,340
Shares Redeemed	(1,198,466)	(57,683)	(1,596,746)	(71,930)

Net Increase (Decrease) — Institutional Class Shares	$(75,049)	(3,829)	$328,907	15,146

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
Global Allocation 60/40 Portfolio
Class R2 Shares
Shares Issued	$591	32	$822	47
Shares Issued in Lieu of Cash Distributions	58	3	76	4
Shares Redeemed	(697)	(39)	(4,743)	(267)

Net Increase (Decrease) — Class R2 Shares	$(48)	(4)	$(3,845)	(216)

Institutional Class Shares
Shares Issued	$537,877	29,826	$1,080,476	61,807
Shares Issued in Lieu of Cash Distributions	81,704	4,457	114,933	6,735
Shares Redeemed	(821,560)	(47,214)	(1,246,453)	(70,593)

Net Increase (Decrease) — Institutional Class Shares	$(201,979)	(12,931)	$(51,044)	(2,051)

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	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
Global Allocation 25/75 Portfolio
Class R2 Shares
Shares Issued	$428	31	$56	4
Shares Issued in Lieu of Cash Distributions	14	1	22	2
Shares Redeemed	(17)	(1)	(355)	(26)

Net Increase (Decrease) — Class R2 Shares	$425	31	$(277)	(20)

Institutional Class Shares
Shares Issued	$158,210	11,660	$280,604	21,094
Shares Issued in Lieu of Cash Distributions	16,701	1,224	25,101	1,924
Shares Redeemed	(191,533)	(14,256)	(307,895)	(23,101)

Net Increase (Decrease) — Institutional Class Shares	$(16,622)	(1,372)	$(2,190)	(83)

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the following Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
Global Equity Portfolio	1.82%	$2,581	84	$7	$12,491	$7,112
Global Allocation 60/40 Portfolio	1.75%	3,283	100	13	17,772	152

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
Global Allocation 25/75 Portfolio	1.77%	$1,010	63	$3	$4,601	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Global Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Global Funds did not use the interfund lending program during the six months ended April 30, 2020.

J. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds’ Class R2 Shares.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Global Funds’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Global Funds’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

26

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Global Funds’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Global Equity Portfolio-Class R2	4	84%
Global Equity Portfolio-Institutional Class	3	77%
Global Allocation 60/40 Portfolio-Class R2	4	93%
Global Allocation 60/40 Portfolio-Institutional Class	4	78%
Global Allocation 25/75 Portfolio-Class R2	2	99%
Global Allocation 25/75 Portfolio-Institutional Class	4	86%

The Global Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Global Funds, individually or in aggregate, will not have a material adverse impact on the Global Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Global Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Global Funds may be adversely affected in the near term and, potentially, beyond.

27

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
Global Equity Portfolio
December 17, 2019	98%	0%	2%
Global Allocation 25/75 Portfolio
December 17, 2019	99%	0%	1%
March 30, 2020	98%	0%	2%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

28

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

29

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

30

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

31

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

32

DFA043020-025S 00245698

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a)    Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Large Company Portfolio	Series of Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio III

The DFA International Value Series	Master fund for DFA International Value Portfolio and DFA International Value Portfolio III

The Emerging Markets Series	Master fund for Emerging Markets Portfolio II

The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio II

U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (10.8%)
	Activision Blizzard, Inc.	284,825	$18,151,897
*	Alphabet, Inc., Class A	111,084	149,596,823
*	Alphabet, Inc., Class C	110,811	149,446,363
	AT&T, Inc.	2,708,262	82,520,743
#	CenturyLink, Inc.	363,105	3,856,175
*	Charter Communications, Inc., Class A	58,128	28,786,730
	Comcast Corp., Class A	1,683,092	63,334,752
# *	Discovery, Inc., Class A	59,608	1,336,411
*	Discovery, Inc., Class C	125,342	2,558,230
*	DISH Network Corp., Class A	94,991	2,376,200
*	Electronic Arts, Inc.	108,131	12,355,048
*	Facebook, Inc., Class A	892,176	182,637,349
	Fox Corp., Class A	130,984	3,388,556
*	Fox Corp., Class B	59,832	1,529,306
	Interpublic Group of Cos., Inc. (The)	146,153	2,481,678
# *	Live Nation Entertainment, Inc.	53,021	2,379,052
*	Netflix, Inc.	162,478	68,216,388
	News Corp., Class A	141,525	1,402,513
	News Corp., Class B	47,476	485,205
#	Omnicom Group, Inc.	80,744	4,604,830
*	Take-Two Interactive Software, Inc.	41,710	5,048,996
*	T-Mobile US, Inc.	141,585	12,431,163
*	Twitter, Inc.	289,077	8,290,728
	Verizon Communications, Inc.	1,533,304	88,088,315
	ViacomCBS, Inc., Class B	200,853	3,466,723
	Walt Disney Co. (The)	668,223	72,268,318

TOTAL COMMUNICATION SERVICES			971,038,492

CONSUMER DISCRETIONARY — (10.4%)
	Advance Auto Parts, Inc.	25,871	3,128,063
*	Amazon.com, Inc.	154,402	381,990,548
	Aptiv P.L.C.	94,646	6,582,629
*	AutoZone, Inc.	8,771	8,949,227
	Best Buy Co., Inc.	84,700	6,499,031
*	Booking Holdings, Inc.	15,518	22,975,485
	BorgWarner, Inc.	77,713	2,220,260
*	Capri Holdings, Ltd.	57,158	871,660
# *	CarMax, Inc.	60,950	4,488,967
#	Carnival Corp.	172,672	2,745,485
*	Chipotle Mexican Grill, Inc.	9,491	8,338,318
	Darden Restaurants, Inc.	48,354	3,568,042
	Dollar General Corp.	94,581	16,580,049
*	Dollar Tree, Inc.	88,029	7,013,270
	DR Horton, Inc.	124,724	5,889,467
	eBay, Inc.	282,043	11,233,773
	Expedia Group, Inc.	51,753	3,673,428
	Ford Motor Co.	1,440,105	7,330,134
	Gap, Inc. (The)	77,852	632,158
	Garmin, Ltd.	53,436	4,336,866
	General Motors Co.	466,918	10,407,602
	Genuine Parts Co.	53,715	4,258,525
#	H&R Block, Inc.	70,731	1,177,671
#	Hanesbrands, Inc.	132,672	1,318,760

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Harley-Davidson, Inc.	58,610	$1,279,456
	Hasbro, Inc.	47,188	3,407,445
	Hilton Worldwide Holdings, Inc.	104,032	7,876,263
	Home Depot, Inc. (The)	404,416	88,902,769
	Kohl’s Corp.	59,017	1,089,454
	L Brands, Inc.	88,331	1,050,256
	Las Vegas Sands Corp.	125,855	6,043,557
	Leggett & Platt, Inc.	48,653	1,709,180
	Lennar Corp., Class A	104,012	5,207,881
*	LKQ Corp.	115,234	3,013,369
	Lowe’s Cos., Inc.	284,164	29,766,179
#	Marriott International, Inc., Class A	100,703	9,157,931
	McDonald’s Corp.	279,202	52,367,127
	MGM Resorts International	190,899	3,212,830
*	Mohawk Industries, Inc.	22,099	1,938,524
	Newell Brands, Inc.	139,985	1,942,992
	NIKE, Inc., Class B	461,954	40,273,150
#	Nordstrom, Inc.	38,963	731,725
# *	Norwegian Cruise Line Holdings, Ltd.	80,125	1,314,050
*	NVR, Inc.	1,300	4,030,000
*	O’Reilly Automotive, Inc.	27,967	10,804,771
	PulteGroup, Inc.	95,706	2,705,609
	PVH Corp.	27,052	1,331,770
	Ralph Lauren Corp.	18,660	1,376,735
	Ross Stores, Inc.	134,252	12,265,263
#	Royal Caribbean Cruises, Ltd.	63,939	2,990,427
	Starbucks Corp.	437,845	33,595,847
	Tapestry, Inc.	102,814	1,529,872
	Target Corp.	187,868	20,616,634
	Tiffany & Co.	39,826	5,037,989
	TJX Cos., Inc. (The)	449,677	22,056,657
	Tractor Supply Co.	43,547	4,416,972
*	Ulta Beauty, Inc.	21,172	4,613,802
# *	Under Armour, Inc., Class A	71,087	740,727
*	Under Armour, Inc., Class C	70,917	657,401
	VF Corp.	121,110	7,036,491
#	Whirlpool Corp.	23,741	2,652,819
	Wynn Resorts, Ltd.	35,669	3,050,770
	Yum! Brands, Inc.	111,702	9,654,404

TOTAL CONSUMER DISCRETIONARY			937,658,516

CONSUMER STAPLES — (7.3%)
	Altria Group, Inc.	692,591	27,184,197
	Archer-Daniels-Midland Co.	207,339	7,700,571
#	Brown-Forman Corp., Class B	67,276	4,184,567
#	Campbell Soup Co.	63,210	3,159,236
	Church & Dwight Co., Inc.	91,154	6,379,868
	Clorox Co. (The)	46,712	8,708,985
	Coca-Cola Co. (The)	1,429,593	65,604,023
	Colgate-Palmolive Co.	317,741	22,327,660
	Conagra Brands, Inc.	180,403	6,032,676
	Constellation Brands, Inc., Class A	62,060	10,220,661
	Costco Wholesale Corp.	163,787	49,627,461
	Coty, Inc., Class A	107,604	586,442
	Estee Lauder Cos., Inc. (The), Class A	82,251	14,509,076
	General Mills, Inc.	224,074	13,419,792
	Hershey Co. (The)	55,128	7,300,601
#	Hormel Foods Corp.	103,042	4,827,518
	JM Smucker Co. (The)	42,115	4,839,435

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kellogg Co.	92,391	$6,051,611
	Kimberly-Clark Corp.	127,092	17,599,700
	Kraft Heinz Co. (The)	231,462	7,020,242
	Kroger Co. (The)	295,852	9,351,882
	Lamb Weston Holdings, Inc.	54,683	3,355,349
	McCormick & Co., Inc. Non-Voting	45,812	7,185,154
	Molson Coors Beverage Co., Class B	70,474	2,890,139
	Mondelez International, Inc., Class A	533,802	27,458,775
*	Monster Beverage Corp.	140,540	8,686,777
	PepsiCo, Inc.	516,974	68,390,491
	Philip Morris International, Inc.	576,827	43,031,294
	Procter & Gamble Co. (The)	924,558	108,977,652
	Sysco Corp.	189,201	10,646,340
	Tyson Foods, Inc., Class A	110,033	6,842,952
	Walgreens Boots Alliance, Inc.	276,972	11,990,118
	Walmart, Inc.	525,928	63,926,548

TOTAL CONSUMER STAPLES			660,017,793

ENERGY — (3.0%)
#	Apache Corp.	141,395	1,849,447
	Baker Hughes Co.	240,448	3,354,250
	Cabot Oil & Gas Corp.	151,681	3,279,343
	Chevron Corp.	701,024	64,494,208
	Concho Resources, Inc.	74,456	4,223,144
	ConocoPhillips	407,629	17,161,181
	Devon Energy Corp.	145,554	1,815,058
	Diamondback Energy, Inc.	59,466	2,589,150
	EOG Resources, Inc.	215,997	10,262,017
	Exxon Mobil Corp.	1,568,644	72,894,887
	Halliburton Co.	326,263	3,425,761
#	Helmerich & Payne, Inc.	39,799	786,826
	Hess Corp.	95,860	4,662,630
	HollyFrontier Corp.	55,968	1,849,183
	Kinder Morgan, Inc.	722,633	11,005,700
	Marathon Oil Corp.	300,290	1,837,775
	Marathon Petroleum Corp.	241,333	7,741,963
	National Oilwell Varco, Inc.	144,601	1,827,757
	Noble Energy, Inc.	179,014	1,756,127
#	Occidental Petroleum Corp.	332,101	5,512,877
#	ONEOK, Inc.	153,058	4,581,026
	Phillips 66	164,857	12,062,587
	Pioneer Natural Resources Co.	61,751	5,514,982
	Schlumberger, Ltd.	512,132	8,614,060
	TechnipFMC P.L.C.	157,923	1,407,094
	Valero Energy Corp.	152,529	9,662,712
	Williams Cos., Inc. (The)	449,949	8,715,512

TOTAL ENERGY			272,887,257

FINANCIALS — (10.5%)
	Aflac, Inc.	272,131	10,134,158
	Allstate Corp. (The)	120,104	12,216,979
	American Express Co.	248,766	22,699,898
	American International Group, Inc.	322,938	8,212,313
	Ameriprise Financial, Inc.	47,141	5,418,387
	Aon P.L.C.	86,804	14,988,447
	Arthur J Gallagher & Co.	69,333	5,442,641
	Assurant, Inc.	22,378	2,377,439
	Bank of America Corp.	3,001,369	72,182,924

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bank of New York Mellon Corp. (The)	311,702	$11,701,293
*	Berkshire Hathaway, Inc., Class B	725,183	135,870,287
	BlackRock, Inc.	43,609	21,893,462
	Capital One Financial Corp.	173,149	11,213,129
	Cboe Global Markets, Inc.	40,979	4,072,493
	Charles Schwab Corp. (The)	423,859	15,987,961
	Chubb, Ltd.	168,021	18,147,948
	Cincinnati Financial Corp.	56,319	3,705,790
	Citigroup, Inc.	809,399	39,304,415
	Citizens Financial Group, Inc.	161,181	3,608,843
	CME Group, Inc.	132,925	23,688,564
	Comerica, Inc.	54,276	1,892,061
	Discover Financial Services	116,958	5,025,685
	E*TRADE Financial Corp.	83,329	3,383,991
	Everest Re Group, Ltd.	14,964	2,590,717
	Fifth Third Bancorp	263,995	4,934,067
	First Republic Bank	62,630	6,531,683
#	Franklin Resources, Inc.	105,137	1,980,781
	Globe Life, Inc.	36,653	3,018,008
	Goldman Sachs Group, Inc. (The)	118,170	21,674,741
	Hartford Financial Services Group, Inc. (The)	134,136	5,095,827
	Huntington Bancshares, Inc.	382,191	3,531,445
	Intercontinental Exchange, Inc.	206,447	18,466,684
	Invesco, Ltd.	138,025	1,189,776
	JPMorgan Chase & Co.	1,162,823	111,351,931
	KeyCorp.	365,965	4,263,492
	Lincoln National Corp.	74,096	2,628,185
	Loews Corp.	94,629	3,279,841
	M&T Bank Corp.	49,145	5,508,172
	MarketAxess Holdings, Inc.	13,973	6,357,855
	Marsh & McLennan Cos., Inc.	187,173	18,217,548
	MetLife, Inc.	289,803	10,456,092
	Moody’s Corp.	60,301	14,707,414
	Morgan Stanley	432,154	17,039,832
	MSCI, Inc.	31,474	10,291,998
	Nasdaq, Inc.	42,390	4,648,911
#	Northern Trust Corp.	78,553	6,218,255
	People’s United Financial, Inc.	165,570	2,101,083
	PNC Financial Services Group, Inc. (The)	162,122	17,293,554
	Principal Financial Group, Inc.	95,558	3,479,267
	Progressive Corp. (The)	216,273	16,717,903
	Prudential Financial, Inc.	149,038	9,295,500
	Raymond James Financial, Inc.	45,551	3,002,722
	Regions Financial Corp.	357,191	3,839,803
	S&P Global, Inc.	90,609	26,537,564
	State Street Corp.	135,396	8,535,364
*	SVB Financial Group	19,041	3,678,150
	Synchrony Financial	209,796	4,151,863
	T Rowe Price Group, Inc.	86,563	10,009,280
	Travelers Cos., Inc. (The)	95,520	9,667,579
	Truist Financial Corp.	497,187	18,555,019
	U.S. Bancorp	527,990	19,271,635
	Unum Group	78,098	1,362,810
	Wells Fargo & Co.	1,426,877	41,450,777
	Willis Towers Watson P.L.C.	47,845	8,530,285
	WR Berkley Corp.	54,240	2,928,960
	Zions Bancorp NA	63,906	2,020,069

TOTAL FINANCIALS			949,581,550

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (15.3%)
	Abbott Laboratories	655,247	$60,341,696
#	AbbVie, Inc.	548,259	45,066,890
*	ABIOMED, Inc.	16,681	3,190,241
	Agilent Technologies, Inc.	114,002	8,739,393
*	Alexion Pharmaceuticals, Inc.	82,342	8,849,295
*	Align Technology, Inc.	26,650	5,725,753
	Allergan P.L.C.	121,706	22,800,402
	AmerisourceBergen Corp.	55,529	4,978,730
	Amgen, Inc.	220,288	52,697,295
	Anthem, Inc.	94,024	26,395,358
	Baxter International, Inc.	188,879	16,768,678
	Becton Dickinson and Co.	100,271	25,321,436
*	Biogen, Inc.	66,953	19,873,659
*	Boston Scientific Corp.	517,222	19,385,481
	Bristol-Myers Squibb Co.	869,085	52,849,059
	Cardinal Health, Inc.	108,298	5,358,585
*	Centene Corp.	216,442	14,410,708
	Cerner Corp.	116,883	8,110,511
*	Cigna Corp.	138,488	27,113,181
	Cooper Cos., Inc. (The)	18,398	5,274,707
	CVS Health Corp.	482,321	29,686,858
	Danaher Corp.	237,004	38,740,674
*	DaVita, Inc.	33,568	2,652,208
	DENTSPLY SIRONA, Inc.	82,096	3,484,154
*	Edwards Lifesciences Corp.	77,179	16,786,432
	Eli Lilly and Co.	313,245	48,440,207
	Gilead Sciences, Inc.	469,041	39,399,444
	HCA Healthcare, Inc.	98,083	10,777,360
# *	Henry Schein, Inc.	54,609	2,979,467
*	Hologic, Inc.	99,234	4,971,623
	Humana, Inc.	48,955	18,691,998
*	IDEXX Laboratories, Inc.	31,863	8,845,169
*	Illumina, Inc.	54,317	17,328,753
*	Incyte Corp.	65,975	6,443,118
*	Intuitive Surgical, Inc.	42,848	21,890,186
*	IQVIA Holdings, Inc.	67,072	9,563,796
	Johnson & Johnson	975,743	146,400,480
*	Laboratory Corp. of America Holdings	36,030	5,925,133
	McKesson Corp.	59,578	8,415,392
	Medtronic P.L.C.	496,933	48,515,569
	Merck & Co., Inc.	943,900	74,889,026
*	Mettler-Toledo International, Inc.	9,054	6,518,337
*	Mylan NV	189,221	3,173,236
	PerkinElmer, Inc.	40,612	3,676,604
	Perrigo Co. P.L.C.	50,693	2,701,937
	Pfizer, Inc.	2,051,726	78,704,209
	Quest Diagnostics, Inc.	49,869	5,491,076
*	Regeneron Pharmaceuticals, Inc.	29,615	15,573,936
	ResMed, Inc.	53,478	8,306,203
	STERIS P.L.C.	31,364	4,469,370
	Stryker Corp.	119,373	22,254,708
	Teleflex, Inc.	17,181	5,762,507
	Thermo Fisher Scientific, Inc.	148,664	49,754,868
	UnitedHealth Group, Inc.	351,246	102,728,918
	Universal Health Services, Inc., Class B	29,336	3,100,522
*	Varian Medical Systems, Inc.	33,582	3,841,109
*	Vertex Pharmaceuticals, Inc.	95,336	23,948,403
*	Waters Corp.	23,831	4,456,397
	Zimmer Biomet Holdings, Inc.	76,109	9,110,247

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Zoetis, Inc.	176,584	$22,834,077

TOTAL HEALTH CARE			1,374,484,769

INDUSTRIALS — (7.9%)
	3M Co.	213,195	32,388,584
	Alaska Air Group, Inc.	46,429	1,509,871
	Allegion P.L.C.	34,164	3,434,849
#	American Airlines Group, Inc.	143,451	1,722,847
	AMETEK, Inc.	84,749	7,107,899
#	AO Smith Corp.	51,068	2,164,262
	Boeing Co. (The)	198,217	27,952,561
*	Carrier Global Corp.	298,829	5,292,262
	Caterpillar, Inc.	204,893	23,845,447
#	CH Robinson Worldwide, Inc.	49,636	3,519,192
	Cintas Corp.	31,132	6,906,012
*	Copart, Inc.	76,101	6,096,451
	CSX Corp.	288,700	19,120,601
	Cummins, Inc.	56,994	9,318,519
	Deere & Co.	116,736	16,933,724
	Delta Air Lines, Inc.	211,513	5,480,302
	Dover Corp.	53,878	5,045,675
	Eaton Corp. P.L.C.	153,671	12,831,528
	Emerson Electric Co.	224,751	12,817,550
	Equifax, Inc.	44,987	6,248,694
	Expeditors International of Washington, Inc.	62,756	4,493,643
#	Fastenal Co.	212,879	7,710,477
	FedEx Corp.	89,113	11,296,855
	Flowserve Corp.	48,295	1,360,470
	Fortive Corp.	109,557	7,011,648
	Fortune Brands Home & Security, Inc.	51,898	2,501,484
	General Dynamics Corp.	87,113	11,378,700
	General Electric Co.	3,237,884	22,017,611
	Honeywell International, Inc.	264,907	37,590,303
	Howmet Aerospace, Inc.	145,053	1,895,843
	Huntington Ingalls Industries, Inc.	15,246	2,918,237
	IDEX Corp.	28,076	4,313,316
	IHS Markit, Ltd.	148,582	9,999,569
	Illinois Tool Works, Inc.	108,434	17,620,525
*	Ingersoll Rand, Inc.	128,637	3,740,764
	Jacobs Engineering Group, Inc.	49,975	4,135,431
	JB Hunt Transport Services, Inc.	31,752	3,210,762
	Johnson Controls International P.L.C.	285,147	8,300,629
	Kansas City Southern	36,736	4,795,885
	L3Harris Technologies, Inc.	81,781	15,840,980
	Lockheed Martin Corp.	92,026	35,803,636
	Masco Corp.	105,074	4,312,237
	Nielsen Holdings P.L.C.	131,169	1,932,119
	Norfolk Southern Corp.	96,670	16,540,237
	Northrop Grumman Corp.	57,944	19,160,342
#	Old Dominion Freight Line, Inc.	35,424	5,146,753
*	Otis Worldwide Corp.	149,414	7,606,667
	PACCAR, Inc.	128,804	8,917,101
	Parker-Hannifin Corp.	47,627	7,530,781
	Pentair P.L.C.	62,828	2,173,221
	Quanta Services, Inc.	52,404	1,905,409
	Raytheon Technologies Corp.	544,206	35,269,991
	Republic Services, Inc.	78,110	6,119,137
	Robert Half International, Inc.	43,655	2,063,572
	Rockwell Automation, Inc.	42,838	8,116,944

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Rollins, Inc.	51,117	$2,044,680
	Roper Technologies, Inc.	38,645	13,179,104
	Snap-on, Inc.	20,486	2,669,121
	Southwest Airlines Co.	176,395	5,512,344
	Stanley Black & Decker, Inc.	56,357	6,210,541
	Textron, Inc.	83,862	2,210,602
	Trane Technologies P.L.C.	88,591	7,744,625
	TransDigm Group, Inc.	18,357	6,665,060
	Union Pacific Corp.	257,368	41,124,833
*	United Airlines Holdings, Inc.	92,410	2,733,488
	United Parcel Service, Inc., Class B	259,799	24,592,573
*	United Rentals, Inc.	27,686	3,557,651
	Verisk Analytics, Inc.	60,406	9,231,849
#	Wabtec Corp.	67,405	3,802,990
	Waste Management, Inc.	144,435	14,446,389
	WW Grainger, Inc.	16,073	4,429,397
	Xylem, Inc.	66,654	4,792,423

TOTAL INDUSTRIALS			709,415,779

INFORMATION TECHNOLOGY — (25.6%)
	Accenture P.L.C., Class A	235,444	43,601,874
*	Adobe, Inc.	179,468	63,467,063
*	Advanced Micro Devices, Inc.	433,642	22,718,504
*	Akamai Technologies, Inc.	59,842	5,847,162
	Alliance Data Systems Corp.	15,125	757,309
	Amphenol Corp., Class A	109,615	9,674,620
	Analog Devices, Inc.	136,026	14,908,450
*	ANSYS, Inc.	31,846	8,338,238
	Apple, Inc.	1,548,462	454,938,136
	Applied Materials, Inc.	342,473	17,014,059
*	Arista Networks, Inc.	20,009	4,387,974
*	Autodesk, Inc.	81,247	15,203,751
	Automatic Data Processing, Inc.	160,482	23,541,105
	Broadcom, Inc.	147,062	39,944,980
	Broadridge Financial Solutions, Inc.	42,397	4,918,052
*	Cadence Design Systems, Inc.	104,027	8,439,710
	CDW Corp.	53,412	5,918,050
	Cisco Systems, Inc.	1,572,781	66,654,459
	Citrix Systems, Inc.	42,751	6,199,322
	Cognizant Technology Solutions Corp., Class A	203,005	11,778,350
	Corning, Inc.	285,636	6,286,848
	DXC Technology Co.	95,293	1,727,662
*	F5 Networks, Inc.	22,608	3,148,390
	Fidelity National Information Services, Inc.	227,857	30,052,060
*	Fiserv, Inc.	211,735	21,821,409
*	FleetCor Technologies, Inc.	32,317	7,796,476
	FLIR Systems, Inc.	49,713	2,157,544
*	Fortinet, Inc.	52,643	5,671,757
*	Gartner, Inc.	33,041	3,925,601
	Global Payments, Inc.	111,501	18,511,396
	Hewlett Packard Enterprise Co.	480,876	4,837,613
	HP, Inc.	548,278	8,503,792
	Intel Corp.	1,612,723	96,731,126
	International Business Machines Corp.	328,342	41,226,622
	Intuit, Inc.	96,615	26,067,693
# *	IPG Photonics Corp.	13,206	1,707,932
	Jack Henry & Associates, Inc.	28,524	4,665,100
	Juniper Networks, Inc.	124,500	2,689,200
*	Keysight Technologies, Inc.	69,706	6,745,450

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KLA Corp.	58,130	$9,538,552
	Lam Research Corp.	53,906	13,761,124
	Leidos Holdings, Inc.	49,255	4,866,887
	Mastercard, Inc., Class A	329,118	90,497,576
	Maxim Integrated Products, Inc.	100,340	5,516,693
#	Microchip Technology, Inc.	88,882	7,797,618
*	Micron Technology, Inc.	410,822	19,674,266
	Microsoft Corp.	2,828,311	506,861,614
	Motorola Solutions, Inc.	63,424	9,121,005
	NetApp, Inc.	84,166	3,683,946
	NortonLifeLock Inc.	212,519	4,520,279
	NVIDIA Corp.	226,893	66,316,286
	Oracle Corp.	803,196	42,545,292
	Paychex, Inc.	117,214	8,031,503
# *	Paycom Software, Inc.	18,324	4,782,930
*	PayPal Holdings, Inc.	435,321	53,544,483
*	Qorvo, Inc.	42,645	4,180,489
	QUALCOMM, Inc.	423,329	33,303,292
*	salesforce.com, Inc.	328,847	53,256,772
	Seagate Technology P.L.C.	85,016	4,246,549
*	ServiceNow, Inc.	69,922	24,580,380
	Skyworks Solutions, Inc.	63,366	6,582,460
*	Synopsys, Inc.	55,800	8,767,296
	TE Connectivity, Ltd.	123,511	9,073,118
	Texas Instruments, Inc.	346,559	40,225,103
*	VeriSign, Inc.	38,325	8,028,704
#	Visa, Inc., Class A	634,648	113,424,291
	Western Digital Corp.	110,604	5,096,632
#	Western Union Co. (The)	154,139	2,939,431
*	Xerox Holdings Corp.	68,878	1,259,779
	Xilinx, Inc.	93,635	8,183,699
*	Zebra Technologies Corp., Class A	19,906	4,571,612

TOTAL INFORMATION TECHNOLOGY			2,301,304,500

MATERIALS — (2.5%)
	Air Products & Chemicals, Inc.	81,751	18,441,391
#	Albemarle Corp.	39,856	2,448,354
# *	Amcor, PLC	601,258	5,393,284
	Avery Dennison Corp.	30,738	3,393,168
	Ball Corp.	121,772	7,987,025
	Celanese Corp.	44,654	3,709,408
	CF Industries Holdings, Inc.	81,959	2,253,873
*	Corteva, Inc.	277,698	7,272,911
*	Dow, Inc.	274,903	10,086,191
	DuPont de Nemours, Inc.	275,161	12,938,070
	Eastman Chemical Co.	51,060	3,089,641
	Ecolab, Inc.	92,972	17,990,082
	FMC Corp.	47,555	4,370,304
	Freeport-McMoRan, Inc.	537,901	4,749,666
#	International Flavors & Fragrances, Inc.	39,547	5,181,843
	International Paper Co.	145,349	4,978,203
	Linde P.L.C.	199,153	36,642,160
	LyondellBasell Industries NV, Class A	95,674	5,544,308
	Martin Marietta Materials, Inc.	23,179	4,409,341
	Mosaic Co. (The)	127,645	1,469,194
	Newmont Corp.	304,285	18,098,872
	Nucor Corp.	112,275	4,624,607
	Packaging Corp. of America	34,550	3,339,258
	PPG Industries, Inc.	87,255	7,925,372

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Sealed Air Corp.	58,233	$1,664,881
	Sherwin-Williams Co. (The)	30,384	16,297,066
	Vulcan Materials Co.	49,169	5,554,622
	WestRock Co.	96,688	3,112,387

TOTAL MATERIALS			222,965,482

REAL ESTATE — (2.9%)
	Alexandria Real Estate Equities, Inc.	45,297	7,115,706
	American Tower Corp.	164,216	39,083,408
	Apartment Investment & Management Co., Class A	55,513	2,091,175
	AvalonBay Communities, Inc.	51,565	8,402,517
	Boston Properties, Inc.	53,494	5,198,547
*	CBRE Group, Inc., Class A	124,527	5,345,944
	Crown Castle International Corp.	154,142	24,574,859
#	Digital Realty Trust, Inc.	97,251	14,538,052
	Duke Realty Corp.	135,573	4,704,383
	Equinix, Inc.	31,616	21,347,123
	Equity Residential	128,904	8,386,494
	Essex Property Trust, Inc.	24,585	6,001,198
	Extra Space Storage, Inc.	47,919	4,228,373
	Federal Realty Investment Trust	26,188	2,180,675
	Healthpeak Properties, Inc.	183,790	4,804,271
#	Host Hotels & Resorts, Inc.	264,514	3,256,167
#	Iron Mountain, Inc.	107,539	2,600,293
#	Kimco Realty Corp.	159,158	1,736,414
	Mid-America Apartment Communities, Inc.	42,252	4,728,844
	Prologis, Inc.	274,060	24,454,374
	Public Storage	55,663	10,322,703
	Realty Income Corp.	126,421	6,943,041
	Regency Centers Corp.	62,982	2,765,540
	SBA Communications Corp.	41,651	12,075,458
	Simon Property Group, Inc.	113,860	7,602,432
#	SL Green Realty Corp.	30,323	1,608,635
	UDR, Inc.	108,439	4,063,209
	Ventas, Inc.	138,790	4,489,856
	Vornado Realty Trust	57,327	2,512,069
	Welltower, Inc.	150,101	7,689,674
	Weyerhaeuser Co.	277,642	6,072,031

TOTAL REAL ESTATE.			260,923,465

UTILITIES — (3.2%)
	AES Corp.	245,376	3,251,232
	Alliant Energy Corp.	88,887	4,315,464
	Ameren Corp.	91,213	6,635,746
	American Electric Power Co., Inc.	183,128	15,219,768
	American Water Works Co., Inc.	67,282	8,187,547
	Atmos Energy Corp.	44,009	4,487,598
	CenterPoint Energy, Inc.	185,636	3,161,381
	CMS Energy Corp.	105,505	6,023,280
	Consolidated Edison, Inc.	122,944	9,687,987
	Dominion Energy, Inc.	305,154	23,536,528
	DTE Energy Co.	71,448	7,412,015
	Duke Energy Corp.	270,566	22,906,118
	Edison International	133,559	7,841,249
	Entergy Corp.	74,046	7,072,133
	Evergy, Inc.	84,520	4,938,504
	Eversource Energy	119,674	9,657,692
	Exelon Corp.	359,051	13,313,611

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
	FirstEnergy Corp.	201,138	$8,300,965
	NextEra Energy, Inc.	181,209	41,881,024
	NiSource, Inc.	136,183	3,419,555
	NRG Energy, Inc.	93,719	3,142,398
	Pinnacle West Capital Corp.	42,113	3,242,280
	PPL Corp.	285,409	7,255,097
	Public Service Enterprise Group, Inc.	186,956	9,480,539
	Sempra Energy	104,711	12,968,457
	Southern Co. (The)	389,231	22,081,075
	WEC Energy Group, Inc.	116,766	10,573,161
	Xcel Energy, Inc.	194,512	12,363,183

	TOTAL UTILITIES		292,355,587

	TOTAL COMMON STOCKS Cost ($3,725,678,900)		8,952,633,190

	TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	31,063,089	31,063,089

	SECURITIES LENDING COLLATERAL — (0.3%)
@ §	The DFA Short Term Investment Fund	2,102,971	24,333,480

	TOTAL INVESTMENTS — (100.0%) (Cost $3,781,066,618)		$9,008,029,759

P.L.C. Public Limited Company

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2020, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	274	06/19/20	$38,703,187	$39,762,880	$1,059,693

Total Futures Contracts			$38,703,187	$39,762,880	$1,059,693

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$971,038,492	—	—	$971,038,492
Consumer Discretionary	937,658,516	—	—	937,658,516
Consumer Staples	660,017,793	—	—	660,017,793
Energy	272,887,257	—	—	272,887,257
Financials	949,581,550	—	—	949,581,550
Health Care	1,374,484,769	—	—	1,374,484,769
Industrials	709,415,779	—	—	709,415,779
Information Technology	2,301,304,500	—	—	2,301,304,500

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	$222,965,482	—	—	$222,965,482
Real Estate	260,923,465	—	—	260,923,465
Utilities	292,355,587	—	—	292,355,587
Temporary Cash Investments	31,063,089	—	—	31,063,089
Securities Lending Collateral	—	$24,333,480	—	24,333,480
Futures Contracts**	1,059,693	—	—	1,059,693

TOTAL	$8,984,755,972	$24,333,480	—	$9,009,089,452

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (12.4%)
	Activision Blizzard, Inc.	71,135	$4,533,434
	AT&T, Inc.	30,756,965	937,164,724
#	CenturyLink, Inc.	7,391,428	78,496,965
*	Charter Communications, Inc., Class A	918,291	454,765,252
	Comcast Corp., Class A	20,425,790	768,622,478
# *	Discovery, Inc., Class A	1,025,284	22,986,867
*	Discovery, Inc., Class C	1,502,102	30,657,902
*	DISH Network Corp., Class A	631,400	15,794,471
#	Fox Corp., Class A	827,381	21,404,347
*	Fox Corp., Class B	322,091	8,232,646
# *	GCI Liberty, Inc., Class A	59,566	3,623,400
	Interpublic Group of Cos., Inc. (The)	601,891	10,220,109
*	Liberty Broadband Corp., Class A	27,366	3,284,467
*	Liberty Broadband Corp., Class C	180,560	22,151,101
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,188,250
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	2,528,911
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	5,296,717
# *	Liberty Media Corp.-Liberty SiriusXM, Class C	314,252	10,706,566
*	Madison Square Garden Entertainment Corp.	12,866	1,064,018
*	Madison Square Garden Sports C	12,866	2,204,203
#	News Corp., Class A	527,829	5,230,785
	News Corp., Class B	64,856	662,828
*	T-Mobile US, Inc.	1,300,507	114,184,515
	Verizon Communications, Inc.	93,045	5,345,435
#	ViacomCBS, Inc., Class A	2,909	57,104
	ViacomCBS, Inc., Class B	1,165,067	20,109,056
	Walt Disney Co. (The)	2,860,892	309,405,470
# *	Zillow Group, Inc., Class C	6,600	290,136

TOTAL COMMUNICATION SERVICES			2,860,212,157

CONSUMER DISCRETIONARY — (5.6%)
	Advance Auto Parts, Inc.	261,735	31,646,379
	Aptiv P.L.C.	15,300	1,064,115
	Aramark	1,197,774	32,711,208
#	Autoliv, Inc.	418,017	25,089,380
#	BorgWarner, Inc.	1,108,515	31,670,274
# *	Caesars Entertainment Corp.	154,842	1,495,774
# *	Capri Holdings, Ltd.	24,034	366,519
# *	CarMax, Inc.	262,735	19,350,433
#	Carnival Corp.	1,353,266	21,516,929
*	Dollar Tree, Inc.	426,375	33,969,296
	DR Horton, Inc.	3,077,410	145,315,300
#	Ford Motor Co.	16,130,736	82,105,446
#	Gap, Inc. (The)	942,706	7,654,773
	Garmin, Ltd.	539,936	43,821,206
	General Motors Co.	5,911,367	131,764,370
	Gentex Corp.	1,388,344	33,653,459
#	Harley-Davidson, Inc.	370,562	8,089,368
#	Hyatt Hotels Corp., Class A	139,548	7,850,970
#	Kohl’s Corp.	522,885	9,652,457
#	Lear Corp.	355,345	34,699,439
#	Lennar Corp., Class A	980,125	49,074,859
#	Lennar Corp., Class B	37,985	1,449,128

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LKQ Corp.	1,710,474	$44,728,895
#	MGM Resorts International	2,363,685	39,780,819
# *	Mohawk Industries, Inc.	582,542	51,100,584
	Newell Brands, Inc.	686,895	9,534,103
# *	Norwegian Cruise Line Holdings, Ltd.	458,271	7,515,644
	PulteGroup, Inc.	2,391,049	67,594,955
#	PVH Corp.	418,266	20,591,235
# *	Qurate Retail, Inc.	63,525	511,694
#	Ralph Lauren Corp.	326,288	24,073,529
#	Royal Caribbean Cruises, Ltd.	1,212,750	56,720,318
*	Skechers U.S.A., Inc., Class A	31,900	898,942
	Tapestry, Inc.	441,647	6,571,707
	Target Corp.	1,298,687	142,517,911
	Tiffany & Co.	56,092	7,095,638
	Toll Brothers, Inc.	212,428	5,102,521
# *	Veoneer, Inc.	289,615	2,832,435
#	Whirlpool Corp.	493,880	55,186,151

TOTAL CONSUMER DISCRETIONARY			1,296,368,163

CONSUMER STAPLES — (5.1%)
	Archer-Daniels-Midland Co.	1,090,428	40,498,496
	Bunge, Ltd.	587,605	23,310,290
	Conagra Brands, Inc.	446,390	14,927,282
	Constellation Brands, Inc., Class A	213,898	35,226,862
#	Coty, Inc., Class A	878,972	4,790,397
	Ingredion, Inc.	246,558	20,020,510
#	JM Smucker Co. (The)	864,361	99,323,722
	Kraft Heinz Co. (The)	974,551	29,558,132
	Kroger Co. (The)	2,823,877	89,262,752
#	Molson Coors Beverage Co., Class B	659,891	27,062,130
	Mondelez International, Inc., Class A	3,331,133	171,353,482
*	Pilgrim’s Pride Corp.	6,211	136,642
# *	Post Holdings, Inc.	411,384	37,785,620
	Seaboard Corp.	13	39,144
	Tyson Foods, Inc., Class A	1,708,709	106,264,613
*	US Foods Holding Corp.	1,072,390	23,056,385
	Walgreens Boots Alliance, Inc.	3,325,385	143,955,917
	Walmart, Inc.	2,536,159	308,270,126

TOTAL CONSUMER STAPLES			1,174,842,502

ENERGY — (9.7%)
#	Apache Corp.	1,244,953	16,283,985
	Baker Hughes Co.	820,593	11,447,272
	Chevron Corp.	6,692,091	615,672,372
	Cimarex Energy Co.	11,916	302,905
	Concho Resources, Inc.	714,804	40,543,683
	ConocoPhillips	5,038,126	212,105,105
#	Devon Energy Corp.	1,100,536	13,723,684
#	Diamondback Energy, Inc.	380,922	16,585,344
	EOG Resources, Inc.	466,277	22,152,820
	Exxon Mobil Corp.	12,826,589	596,051,591
	Halliburton Co.	750,288	7,878,024
#	Hess Corp.	966,730	47,021,747
	HollyFrontier Corp.	1,260,783	41,656,270
	Kinder Morgan, Inc.	4,363,116	66,450,257
#	Marathon Oil Corp.	1,293,179	7,914,256
	Marathon Petroleum Corp.	3,035,515	97,379,321
#	National Oilwell Varco, Inc.	1,225,519	15,490,560

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Noble Energy, Inc.	2,207,065	$21,651,308
#	Occidental Petroleum Corp.	3,385,945	56,206,687
	Parsley Energy, Inc., Class A	89,221	843,138
	Phillips 66	1,192,291	87,239,933
	Pioneer Natural Resources Co.	441,198	39,403,393
	Schlumberger, Ltd.	1,730,153	29,101,173
#	Targa Resources Corp.	435,529	5,644,456
#	TechnipFMC P.L.C.	1,349,851	12,027,172
	Valero Energy Corp.	2,387,921	151,274,795
	Williams Cos., Inc. (The)	189,650	3,673,521

TOTAL ENERGY			2,235,724,772

FINANCIALS — (19.8%)
	Aflac, Inc.	1,555,653	57,932,518
	Alleghany Corp.	33,873	18,078,359
	Allstate Corp. (The)	792,190	80,581,567
	Ally Financial, Inc.	3,013,089	49,384,529
	American Financial Group, Inc.	352,608	23,356,754
	American International Group, Inc.	1,399,338	35,585,165
*	Arch Capital Group, Ltd.	522,976	12,567,113
	Assurant, Inc.	226,026	24,013,002
*	Athene Holding, Ltd., Class A	122,622	3,310,794
	Axis Capital Holdings, Ltd.	76,336	2,793,898
	Bank of America Corp.	18,272,093	439,443,837
	Bank of New York Mellon Corp. (The)	3,570,549	134,038,409
*	Berkshire Hathaway, Inc., Class B	2,919,620	547,020,003
#	BOK Financial Corp.	6,114	316,644
	Capital One Financial Corp.	1,998,252	129,406,799
	Chubb, Ltd.	590,560	63,786,386
	Citigroup, Inc.	6,825,155	331,429,527
	Citizens Financial Group, Inc.	912,076	20,421,382
	CNA Financial Corp.	188,355	5,948,251
	Comerica, Inc.	155,103	5,406,891
	E*TRADE Financial Corp.	64,016	2,599,690
#	East West Bancorp, Inc.	105,524	3,700,727
	Equitable Holdings, Inc.	1,600	29,312
	Everest Re Group, Ltd.	128,591	22,262,960
	Fifth Third Bancorp	4,741,899	88,626,092
#	Franklin Resources, Inc.	47,772	900,024
	Goldman Sachs Group, Inc. (The)	1,174,999	215,518,317
	Hartford Financial Services Group, Inc. (The)	2,308,918	87,715,795
	Huntington Bancshares, Inc.	6,621,934	61,186,670
#	Invesco, Ltd.	920,299	7,932,977
	Jefferies Financial Group, Inc.	303,442	4,163,224
	JPMorgan Chase & Co.	5,905,370	565,498,231
	KeyCorp.	4,153,962	48,393,657
	Lincoln National Corp.	716,472	25,413,262
	Loews Corp.	1,036,913	35,939,405
	M&T Bank Corp.	159,324	17,857,034
*	Markel Corp.	299	258,886
	MetLife, Inc.	1,663,754	60,028,244
#	Morgan Stanley	4,889,616	192,797,559
#	New York Community Bancorp, Inc.	866,415	9,409,267
	Old Republic International Corp.	816,263	13,019,395
#	People’s United Financial, Inc.	396,896	5,036,610
	PNC Financial Services Group, Inc. (The)	1,281,228	136,668,591
	Principal Financial Group, Inc.	1,684,917	61,347,828
#	Prosperity Bancshares, Inc.	47,592	2,852,188
	Prudential Financial, Inc.	751,138	46,848,477

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Regions Financial Corp.	6,114,973	$65,735,960
	Reinsurance Group of America, Inc.	221,354	23,171,337
	RenaissanceRe Holdings, Ltd.	112,797	16,469,490
	Santander Consumer USA Holdings, Inc.	811,033	12,644,004
	Signature Bank	400	42,872
	State Street Corp.	412,299	25,991,329
	Synchrony Financial	1,129,706	22,356,882
	Synovus Financial Corp.	149,872	3,148,811
#	TCF Financial Corp.	136,600	4,055,654
	Travelers Cos., Inc. (The)	1,137,532	115,129,614
	Truist Financial Corp.	3,754,654	140,123,687
	U.S. Bancorp	657,735	24,007,327
	Unum Group	780,133	13,613,321
	Voya Financial, Inc.	184,436	8,330,974
	Wells Fargo & Co.	12,774,691	371,104,773
	WR Berkley Corp.	260,023	14,041,242
#	Zions Bancorp NA	923,809	29,201,602

TOTAL FINANCIALS			4,589,995,129

HEALTH CARE — (18.5%)
	Abbott Laboratories	443,906	40,879,304
*	Alexion Pharmaceuticals, Inc.	206,959	22,241,884
	Allergan P.L.C.	496,938	93,096,365
	Anthem, Inc.	1,307,797	367,137,852
	Becton Dickinson and Co	75,909	19,169,300
*	Biogen, Inc.	185,413	55,036,141
*	Bio-Rad Laboratories, Inc., Class A	28,257	12,435,906
*	Boston Scientific Corp.	1,300	48,724
	Bristol-Myers Squibb Co	1,181,165	71,826,644
	Cardinal Health, Inc.	974,745	48,230,383
*	Centene Corp.	1,676,531	111,623,434
# *	Change Healthcare, Inc.	1,125,378	13,099,400
*	Cigna Corp.	1,532,809	300,093,346
	CVS Health Corp.	5,447,574	335,298,180
	Danaher Corp.	1,567,775	256,268,501
# *	DaVita, Inc.	1,113,953	88,013,426
	DENTSPLY SIRONA, Inc.	248,765	10,557,587
*	Elanco Animal Health, Inc.	77,428	1,913,246
	Envista Holdings Corp.	682,946	13,296,959
# *	Henry Schein, Inc.	186,248	10,161,691
	Humana, Inc.	519,080	198,195,126
*	IQVIA Holdings, Inc.	267,416	38,130,847
*	Jazz Pharmaceuticals P.L.C.	216,273	23,844,098
*	Laboratory Corp. of America Holdings	761,302	125,196,114
	McKesson Corp.	566,777	80,057,251
	Medtronic P.L.C.	3,334,526	325,549,773
*	Mylan NV	3,258,350	54,642,529
	PerkinElmer, Inc.	110,802	10,030,905
	Perrigo Co. P.L.C.	386,545	20,602,848
	Pfizer, Inc.	24,516,708	940,460,919
	Quest Diagnostics, Inc.	975,068	107,364,737
	STERIS P.L.C.	209,661	29,876,692
*	Syneos Health, Inc.	13,705	764,602
	Thermo Fisher Scientific, Inc.	1,048,159	350,797,854
*	United Therapeutics Corp.	2,261	247,715
	Universal Health Services, Inc., Class B	543,070	57,397,068
	Zimmer Biomet Holdings, Inc.	323,050	38,669,085

TOTAL HEALTH CARE			4,272,256,436

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (9.9%)
*	AECOM	520,350	$18,867,891
	AGCO Corp.	349,769	18,481,794
	Alaska Air Group, Inc.	543,670	17,680,148
	AMERCO	84,734	23,736,535
	AMETEK, Inc.	142,169	11,923,714
	Arcosa, Inc.	75,409	2,810,493
	Carlisle Cos., Inc.	361,400	43,714,944
*	Carrier Global Corp.	2,467,746	43,703,782
	Cummins, Inc.	404,064	66,064,464
	Deere & Co.	49,088	7,120,705
	Delta Air Lines, Inc.	2,880,182	74,625,516
	Dover Corp.	415,802	38,939,857
	Eaton Corp. P.L.C.	1,805,121	150,727,604
	Emerson Electric Co.	244,394	13,937,790
	FedEx Corp.	1,023,792	129,786,112
	Fluor Corp.	363	4,247
	Fortive Corp.	78,002	4,992,128
	Fortune Brands Home & Security, Inc.	523,155	25,216,071
	General Dynamics Corp.	117,605	15,361,565
	General Electric Co.	4,452,594	30,277,639
	Howmet Aerospace, Inc.	2,019,433	26,393,989
	Hubbell, Inc.	27,996	3,483,542
# *	Ingersoll Rand, Inc.	796,624	23,165,826
	Jacobs Engineering Group, Inc.	415,660	34,395,865
# *	JetBlue Airways Corp.	1,548,592	15,083,286
	Johnson Controls International P.L.C.	1,635,287	47,603,205
	Kansas City Southern	681,598	88,982,619
	ManpowerGroup, Inc.	360,280	26,747,187
	Nielsen Holdings P.L.C.	1,415,882	20,855,942
	Norfolk Southern Corp.	1,352,330	231,383,663
	nVent Electric P.L.C.	13,164	245,509
	Oshkosh Corp.	340,740	23,010,172
*	Otis Worldwide Corp.	1,233,873	62,816,474
	Owens Corning	643,147	27,886,854
	PACCAR, Inc.	769,837	53,295,816
	Parker-Hannifin Corp.	96,829	15,310,602
	Pentair P.L.C.	1,025,620	35,476,196
	Quanta Services, Inc.	653,713	23,769,005
	Raytheon Technologies Corp.	2,467,746	159,934,618
	Republic Services, Inc.	1,869,856	146,484,519
*	Sensata Technologies Holding P.L.C.	638,984	23,246,238
#	Snap-on, Inc.	315,643	41,125,126
	Southwest Airlines Co.	1,540,288	48,134,000
	Stanley Black & Decker, Inc.	772,699	85,151,430
	Textron, Inc.	1,940,539	51,152,608
	Trane Technologies P.L.C.	810,600	70,862,652
*	United Airlines Holdings, Inc.	1,825,283	53,991,871
# *	United Rentals, Inc.	235,205	30,223,843
#	Wabtec Corp.	306,885	17,314,452
# *	XPO Logistics, Inc.	847,283	56,547,667

TOTAL INDUSTRIALS			2,282,047,775

INFORMATION TECHNOLOGY — (10.8%)
*	Akamai Technologies, Inc.	37,876	3,700,864
	Amdocs, Ltd.	723,158	46,600,302
	Analog Devices, Inc.	610,645	66,926,692
*	Arrow Electronics, Inc.	476,297	29,968,607
	Avnet, Inc.	5,178	155,444
*	CACI International, Inc., Class A	4,400	1,100,616

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Cerence Inc.	658	$13,923
*	Ciena Corp.	75,200	3,478,000
	Cognizant Technology Solutions Corp., Class A	377,651	21,911,311
#	Corning, Inc.	3,942,053	86,764,587
	Dolby Laboratories, Inc., Class A	16,857	1,011,926
	DXC Technology Co.	1,267,555	22,980,772
	Fidelity National Information Services, Inc.	1,262,868	166,559,660
*	Fiserv, Inc.	372,387	38,378,204
# *	Flex, Ltd.	1,342,960	13,107,290
	Global Payments, Inc.	230,621	38,287,698
	Hewlett Packard Enterprise Co.	8,088,422	81,369,525
	HP, Inc.	9,390,456	145,645,973
	Intel Corp.	17,205,184	1,031,966,936
# *	IPG Photonics Corp.	2,234	288,923
	Jabil, Inc.	219,735	6,249,263
	Juniper Networks, Inc.	1,224,710	26,453,736
	Lam Research Corp.	71,254	18,189,721
	Leidos Holdings, Inc.	739,121	73,032,546
#	Marvell Technology Group, Ltd.	1,122,782	30,023,191
#	Microchip Technology, Inc.	36,436	3,196,530
*	Micron Technology, Inc.	5,140,431	246,175,241
# *	Nuance Communications, Inc.	4,368	88,234
# *	ON Semiconductor Corp.	2,100,656	33,705,026
*	Qorvo, Inc.	509,820	49,977,655
	Skyworks Solutions, Inc.	384,886	39,981,958
	SS&C Technologies Holdings, Inc.	244,571	13,490,536
	SYNNEX Corp.	95,834	8,391,225
	TE Connectivity, Ltd.	993,685	72,996,100
	Western Digital Corp.	1,141,714	52,610,181
*	Xerox Holdings Corp.	1,739,519	31,815,802

TOTAL INFORMATION TECHNOLOGY			2,506,594,198

MATERIALS — (5.1%)
	Air Products & Chemicals, Inc.	380,605	85,856,876
#	Albemarle Corp.	584,580	35,910,749
# *	Amcor, PLC	388,772	3,487,285
# *	Arconic Corp.	504,858	4,402,362
#	Ball Corp.	644	42,240
	Celanese Corp.	48,836	4,056,807
	CF Industries Holdings, Inc.	1,284,847	35,333,292
*	Corteva, Inc.	1,044,893	27,365,748
*	Dow, Inc.	1,432,858	52,571,560
	DuPont de Nemours, Inc.	1,044,893	49,130,869
	Eastman Chemical Co.	1,058,943	64,076,641
#	Freeport-McMoRan, Inc.	5,353,048	47,267,414
	Huntsman Corp.	314,029	5,278,827
#	International Flavors & Fragrances, Inc.	36,015	4,719,045
	International Paper Co.	2,100,745	71,950,516
	Linde P.L.C.	682,849	125,637,387
	LyondellBasell Industries NV, Class A	641,266	37,161,365
	Martin Marietta Materials, Inc.	262,681	49,969,807
	Mosaic Co. (The)	1,232,432	14,185,292
	Newmont Corp.	1,822,997	108,431,862
	Nucor Corp.	2,518,486	103,736,438
#	Packaging Corp. of America	104,846	10,133,366
	PPG Industries, Inc.	8,900	808,387
	Reliance Steel & Aluminum Co.	459,415	41,154,396
	Royal Gold, Inc.	120,393	14,751,754
	Sonoco Products Co.	172,782	8,438,673

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
	MATERIALS — (Continued)
	Steel Dynamics, Inc.	1,698,064	$41,212,013
	Valvoline, Inc.	1,033,732	17,769,853
	Vulcan Materials Co.	518,836	58,612,903
#	Westlake Chemical Corp.	372,164	16,170,526
	WestRock Co.	1,131,953	36,437,567

	TOTAL MATERIALS		1,176,061,820

	REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	742,520	31,876,384
*	Howard Hughes Corp. (The)	4,513	244,424
#	Jones Lang LaSalle, Inc.	309,764	32,704,883

	TOTAL REAL ESTATE		64,825,691

	UTILITIES — (0.3%)
	MDU Resources Group, Inc.	248,941	5,591,215
	NRG Energy, Inc.	1,445,428	48,465,201
	Vistra Energy Corp.	1,084,247	21,186,186

	TOTAL UTILITIES		75,242,602

	TOTAL COMMON STOCKS Cost ($19,730,793,532)		22,534,171,245

	TEMPORARY CASH INVESTMENTS — (1.4%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	310,708,876	310,708,876

	SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	22,079,889	255,486,398

	TOTAL INVESTMENTS — (100.0%) (Cost $20,296,945,427)		$23,100,366,519

P.L.C. Public Limited Company

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,574	06/19/20	$329,401,150	$373,538,880	$44,137,730

Total Futures Contracts			$329,401,150	$373,538,880	$44,137,730

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,860,212,157	—	—	$2,860,212,157
Consumer Discretionary	1,296,368,163	—	—	1,296,368,163
Consumer Staples	1,174,842,502	—	—	1,174,842,502
Energy	2,235,724,772	—	—	2,235,724,772
Financials	4,589,995,129	—	—	4,589,995,129
Health Care	4,272,256,436	—	—	4,272,256,436
Industrials	2,282,047,775	—	—	2,282,047,775
Information Technology	2,506,594,198	—	—	2,506,594,198
Materials	1,176,061,820	—	—	1,176,061,820
Real Estate	64,825,691	—	—	64,825,691
Utilities	75,242,602	—	—	75,242,602
Temporary Cash Investments	310,708,876	—	—	310,708,876
Securities Lending Collateral	—	$255,486,398	—	255,486,398
Futures Contracts**	44,137,730	—	—	44,137,730

TOTAL	$22,889,017,851	$255,486,398	—	$23,144,504,249

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.8%)
AUSTRALIA — (5.6%)
*	AMP, Ltd.	8,236,100	$7,599,106
	Aurizon Holdings, Ltd.	1,818,522	5,524,400
	Australia & New Zealand Banking Group, Ltd.	9,179,102	99,707,630
	Bank of Queensland, Ltd.	1,008,659	3,401,030
	Beach Energy, Ltd.	382,246	372,594
#	Bendigo & Adelaide Bank, Ltd.	1,965,989	8,318,383
	BlueScope Steel, Ltd.	3,397,511	22,175,084
	Boral, Ltd.	4,276,326	8,310,970
	Challenger, Ltd.	39,058	124,393
	Cleanaway Waste Management, Ltd.	214,238	258,483
	Crown Resorts, Ltd.	143,373	917,816
	Downer EDI, Ltd.	1,857,634	4,997,253
	Fortescue Metals Group, Ltd.	5,980,308	45,702,993
#	Harvey Norman Holdings, Ltd.	2,695,782	4,836,819
	Incitec Pivot, Ltd.	6,038,965	9,339,923
	LendLease Group	1,329,871	10,593,534
	LendLease Group	231,612	1,865,494
	National Australia Bank, Ltd.	4,868,906	53,350,936
	National Australia Bank, Ltd.	349,070	3,857,916
	Newcrest Mining, Ltd.	870,556	15,623,383
#	Oil Search, Ltd.	3,372,770	6,619,112
	Origin Energy, Ltd.	4,869,242	17,513,182
	QBE Insurance Group, Ltd.	3,137,342	16,988,249
	Qube Holdings, Ltd.	73,879	106,397
	Santos, Ltd.	7,088,455	22,539,846
#	Seven Group Holdings, Ltd.	21,126	207,742
#	South32, Ltd.	22,470,781	28,260,437
	Star Entertainment Grp, Ltd. (The)	1,971,120	3,864,311
	SunCorp. Group, Ltd.	3,397,664	20,198,626
	TabCorp. Holdings, Ltd.	4,801,883	10,011,316
	Westpac Banking Corp.	7,945,749	82,668,708
	Woodside Petroleum, Ltd.	2,650,544	37,953,766
	Worley, Ltd.	648,053	3,756,273

TOTAL AUSTRALIA			557,566,105

AUSTRIA — (0.1%)
	Raiffeisen Bank International AG	352,752	6,088,524

BELGIUM — (0.9%)
	Ageas	469,049	16,906,460
	KBC Group NV	565,642	30,680,943
#	Solvay SA	314,975	24,601,963
	UCB SA	139,742	12,805,805

TOTAL BELGIUM			84,995,171

CANADA — (7.7%)
	AltaGas, Ltd.	455,083	5,440,268
	Bank of Montreal 063671101	1,441,562	73,375,506
	Bank of Montreal 2076009	341,324	17,353,712
	Bank of Nova Scotia (The)	252,970	10,140,972
	Bank of Nova Scotia (The)	1,368,157	54,917,822
	Barrick Gold Corp.	895,694	23,055,940
	Barrick Gold Corp.	605,141	15,564,227
	Cameco Corp.	463,271	4,606,251

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cameco Corp.	571,821	$5,695,337
	Canadian Imperial Bank of Commerce	842,641	49,930,694
	Canadian Imperial Bank of Commerce	248,491	14,762,850
	Canadian Natural Resources, Ltd.	511,528	8,566,197
#	Canadian Natural Resources, Ltd.	3,262,390	54,677,656
#	Canadian Tire Corp., Ltd., Class A	2,200	154,369
# *	Canopy Growth Corp.	87,900	1,406,400
#	Cenovus Energy, Inc.	2,110,053	7,680,593
	Empire Co., Ltd., Class A	16,113	355,726
	Fairfax Financial Holdings, Ltd.	97,836	26,527,722
	First Quantum Minerals, Ltd.	1,844,735	11,264,949
#	Genworth MI Canada, Inc.	153,865	3,793,704
	Great-West Lifeco, Inc.	376,457	6,198,782
	Husky Energy, Inc.	1,715,497	5,509,014
	iA Financial Corp., Inc.	573,199	18,609,047
#	Imperial Oil, Ltd.	208,007	3,360,809
#	Imperial Oil, Ltd.	499,213	8,082,259
*	Kinross Gold Corp.	6,772,750	44,715,380
	Lundin Mining Corp.	3,127,964	15,325,776
	Magna International, Inc.	12,386	482,644
	Magna International, Inc.	1,443,051	56,322,281
	Manulife Financial Corp.	1,802,195	22,696,561
#	Manulife Financial Corp.	1,671,414	21,059,816
	Nutrien, Ltd.	3,682	131,493
	Nutrien, Ltd.	896,746	32,022,793
	Onex Corp.	14,437	665,453
	Pembina Pipeline Corp.	122,964	2,820,794
#	SNC-Lavalin Group, Inc.	60,179	1,109,806
# *	Stars Group, Inc. (The)	275,049	7,690,370
	Sun Life Financial, Inc.	168,736	5,783,537
#	Sun Life Financial, Inc.	334,277	11,482,415
	Suncor Energy, Inc.	3,183,710	56,769,061
	Suncor Energy, Inc.	1,502,973	26,828,068
	Teck Resources, Ltd., Class B	1,355,792	11,951,268
#	Teck Resources, Ltd., Class B	1,867,648	16,453,979
	TMX Group, Ltd.	48,388	4,192,039
	Tourmaline Oil Corp.	111,210	1,102,553
	Yamana Gold, Inc.	494,124	2,312,500

TOTAL CANADA			772,949,393

DENMARK — (2.1%)
	AP Moller - Maersk A.S., Class A	5,649	5,234,341
#	AP Moller - Maersk A.S., Class B	5,241	5,216,120
	Carlsberg A.S., Class B	288,439	36,387,431
*	Danske Bank A.S	953,350	11,319,191
# *	Demant A.S	187,775	4,489,289
	DSV Panalpina A.S	281,831	29,282,294
*	Genmab A.S	54,772	13,166,342
	GN Store Nord A.S	103,697	4,732,353
#	H Lundbeck A.S	236,230	8,619,022
*	ISS A.S	215,025	3,196,844
#	Novozymes A.S., Class B	204,244	10,019,517
	Rockwool International A.S., Class B	22,552	4,739,511
	Tryg A.S	210,349	5,609,968
#	Vestas Wind Systems A.S	774,838	66,537,760

TOTAL DENMARK			208,549,983

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FINLAND — (0.9%)
#	Fortum Oyj	720,447	$11,937,912
#	Nokia Oyj	118,722	427,985
	Nordea Bank Abp	3,874,650	24,851,758
	Stora Enso Oyj, Class R	1,165,514	13,711,753
#	UPM-Kymmene Oyj	1,263,589	34,654,136

TOTAL FINLAND			85,583,544

FRANCE — (8.8%)
	Amundi SA	15,838	1,051,233
	Arkema SA	237,138	19,737,700
#	Atos SE	181,767	12,998,910
	AXA SA	2,595,269	46,134,780
	BNP Paribas SA	1,990,380	62,530,419
	Bollore SA	1,707,770	4,525,968
*	Bollore SA	9,929	26,487
	Bouygues SA	1,023,747	31,498,818
	Capgemini SE	108,211	10,172,998
	Carrefour SA	2,495,917	37,067,417
#	Casino Guichard Perrachon SA	71,021	2,665,907
	Cie de Saint-Gobain	2,069,157	55,055,938
	Cie Generale des Etablissements Michelin SCA	664,554	64,209,891
*	CNP Assurances	573,388	5,915,478
	Credit Agricole SA	1,053,519	8,473,935
	Eiffage SA	86,999	7,109,713
	Electricite de France SA	1,705,570	13,577,917
	Engie SA	2,838,450	30,795,935
#	EssilorLuxottica SA	15,503	1,925,851
	Iliad SA	3,398	506,033
	Natixis SA	3,147,635	7,430,850
	Orange SA	5,978,647	72,634,782
	Peugeot SA	3,133,702	44,422,223
	Publicis Groupe SA	289,482	8,545,206
	Renault SA	895,233	17,640,267
#	Sanofi	12,712	1,241,628
	SCOR SE	326,474	9,198,302
	SES SA	107,379	715,358
	Societe Generale SA	1,959,974	30,750,082
	Total SA	6,874,996	244,009,922
	Valeo SA	751,932	17,236,447
#	Vivendi SA	174,420	3,769,766

TOTAL FRANCE			873,576,161

GERMANY — (6.8%)
	Allianz SE	350,466	64,496,698
	BASF SE	1,039,248	53,185,040
	Bayer AG	1,817,305	119,522,979
	Bayerische Motoren Werke AG	1,225,665	72,099,959
	Commerzbank AG	3,217,448	11,862,515
	Continental AG	299,004	24,985,212
	Covestro AG	355,938	11,956,353
#	Daimler AG	3,530,733	120,761,609
#	Deutsche Bank AG	1,938,873	14,359,727
	Deutsche Bank AG	1,679,248	12,443,228
# *	Deutsche Lufthansa AG	1,747,757	15,647,109
	Evonik Industries AG	444,408	10,932,626
#	Fraport AG Frankfurt Airport Services Worldwide	86,486	3,788,385
	Hapag-Lloyd AG	25,653	3,675,009
	HeidelbergCement AG	595,679	28,241,811

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	METRO AG	335,254	$2,929,210
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	119,698	26,216,766
	RWE AG	669,183	19,250,847
*	Talanx AG	200,405	7,116,951
	Telefonica Deutschland Holding AG	3,595,005	10,226,929
	Uniper SE	842,588	22,667,651
	Volkswagen AG	125,075	18,491,559

TOTAL GERMANY			674,858,173

HONG KONG — (3.2%)
	Bank of East Asia, Ltd. (The)	127,125	269,302
#	BOC Aviation, Ltd.	647,400	4,426,837
	BOC Hong Kong Holdings, Ltd.	2,994,000	9,188,983
#	Cathay Pacific Airways, Ltd.	5,830,000	6,933,973
	CK Asset Holdings, Ltd.	4,222,000	26,677,722
	CK Hutchison Holdings, Ltd.	7,657,984	56,762,284
#	CK Infrastructure Holdings, Ltd.	279,000	1,657,263
	Guoco Group, Ltd.	9,000	126,959
	Hang Lung Group, Ltd.	1,527,000	3,487,768
	Hang Lung Properties, Ltd.	5,009,000	10,715,287
#	Henderson Land Development Co., Ltd.	2,256,485	9,196,548
	Kerry Properties, Ltd.	3,101,000	8,564,875
	MTR Corp., Ltd.	2,070,933	11,473,643
	New World Development Co., Ltd.	20,898,168	24,690,003
#	NWS Holdings, Ltd.	3,760,400	3,918,966
	Shangri-La Asia, Ltd.	1,738,000	1,435,192
	Sino Land Co., Ltd.	8,949,867	12,507,709
	SJM Holdings, Ltd.	5,394,000	5,325,724
#	Sun Hung Kai Properties, Ltd.	4,291,920	58,686,958
	Swire Pacific, Ltd., Class A	2,580,500	16,781,435
	Swire Pacific, Ltd., Class B	3,447,500	3,768,881
	WH Group, Ltd.	15,717,500	14,990,602
#	Wharf Holdings, Ltd. (The)	3,690,990	6,991,783
	Wheelock & Co., Ltd.	2,720,000	19,934,830
	Xinyi Glass Holdings, Ltd.	1,106,000	1,280,921
	Yue Yuen Industrial Holdings, Ltd.	1,057,000	1,686,082

TOTAL HONG KONG			321,480,530

IRELAND — (0.3%)
*	AIB Group P.L.C.	703,210	973,115
	Bank of Ireland Group P.L.C.	712,510	1,462,140
	CRH P.L.C.	293,793	8,913,265
	CRH P.L.C., Sponsored ADR	330,440	9,952,853
*	Flutter Entertainment P.L.C.	94,565	11,638,389

TOTAL IRELAND			32,939,762

ISRAEL — (0.5%)
	Bank Hapoalim BM	2,730,189	17,499,292
	Bank Leumi Le-Israel BM	1,309,225	7,054,233
	First International Bank Of Israel, Ltd.	75,806	1,869,936
	Isracard, Ltd.	134,978	353,888
	Israel Discount Bank, Ltd., Class A	2,621,812	8,505,975
# *	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	900,125	9,667,343
*	Teva Pharmaceutical Industries, Ltd.	27,913	301,932

TOTAL ISRAEL			45,252,599

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
ITALY — (1.7%)
#	Eni SpA	3,780,702	$36,016,194
	Fiat Chrysler Automobiles NV	2,776,827	24,086,021
#	Fiat Chrysler Automobiles NV	1,793,632	15,443,172
	Intesa Sanpaolo SpA	20,701,252	32,325,077
	Mediobanca Banca di Credito Finanziario SpA	359,455	2,089,694
*	Telecom Italia SpA	63,812,045	25,340,305
	Telecom Italia SpA	5,233,685	2,087,345
# *	Telecom Italia SpA, Sponsored ADR	1,847,002	7,235,630
*	UniCredit SpA	3,293,998	25,438,783

TOTAL ITALY			170,062,221

JAPAN — (22.2%)
	AEON Financial Service Co., Ltd.	15,000	155,989
	AGC, Inc.	895,500	22,083,169
	Air Water, Inc.	14,300	192,788
	Aisin Seiki Co., Ltd.	557,700	16,061,435
	Alfresa Holdings Corp.	151,400	3,019,121
	Alps Alpine Co., Ltd.	241,100	2,486,783
	Amada Co., Ltd.	907,100	8,199,312
	Aozora Bank, Ltd.	253,300	4,507,757
	Asahi Kasei Corp.	1,442,000	10,230,229
#	Bank of Kyoto, Ltd. (The)	113,679	3,891,045
	Bridgestone Corp.	69,700	2,169,573
	Brother Industries, Ltd.	200,600	3,399,868
	Canon Marketing Japan, Inc.	153,000	2,944,747
	Chiba Bank, Ltd. (The)	1,064,000	4,936,977
#	Chugoku Bank, Ltd. (The)	256,900	2,365,540
	Coca-Cola Bottlers Japan Holdings, Inc.	385,057	6,894,732
	Concordia Financial Group, Ltd.	2,530,100	7,752,163
#	Credit Saison Co., Ltd.	393,600	4,470,172
	Dai Nippon Printing Co., Ltd.	521,600	10,997,472
	Daicel Corp.	1,087,400	8,826,889
	Daido Steel Co., Ltd.	74,500	2,460,404
	Dai-ichi Life Holdings, Inc.	1,566,347	19,629,807
#	Daio Paper Corp.	39,000	532,150
	Daiwa Securities Group, Inc.	4,492,800	18,682,999
	DeNA Co., Ltd.	163,100	2,007,775
#	Denka Co., Ltd.	234,800	5,672,713
	Denso Corp.	882,000	31,003,839
	Dentsu Group, Inc.	471,400	9,844,650
	DIC Corp.	361,500	8,394,931
	Dowa Holdings Co., Ltd.	189,000	5,227,374
	Ebara Corp.	278,900	6,148,763
	Fuji Media Holdings, Inc.	52,200	518,530
	FUJIFILM Holdings Corp.	65,700	3,129,458
	Fukuoka Financial Group, Inc.	386,600	5,523,179
	Fukuyama Transporting Co., Ltd.	50,893	1,763,688
	Furukawa Electric Co., Ltd.	68,900	1,296,878
	Fuyo General Lease Co., Ltd.	5,300	264,996
	Glory, Ltd.	185,800	4,175,708
	Hachijuni Bank, Ltd. (The)	622,531	2,222,966
	Hankyu Hanshin Holdings, Inc.	703,300	24,061,889
	Haseko Corp.	441,400	4,792,104
#	Heiwa Corp.	173,900	2,928,133
	Hino Motors, Ltd.	139,600	830,442
	Hitachi Capital Corp.	199,000	3,848,772
	Hitachi Construction Machinery Co., Ltd.	9,200	215,852
	Hitachi Metals, Ltd.	750,100	7,227,762
	Hitachi, Ltd.	1,579,000	46,863,810

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co., Ltd., Sponsored ADR	26,040	$626,262
	Honda Motor Co., Ltd.	4,590,300	111,471,566
	Ibiden Co., Ltd.	355,100	9,076,360
	Idemitsu Kosan Co., Ltd.	642,938	14,609,487
	IHI Corp.	236,700	2,933,812
	Iida Group Holdings Co., Ltd.	674,550	8,959,693
	Inpex Corp.	2,842,483	18,348,490
#	Isetan Mitsukoshi Holdings, Ltd.	647,400	3,938,416
	Isuzu Motors, Ltd.	1,095,600	8,326,066
#	ITOCHU Corp.	1,299,900	25,484,679
	Itoham Yonekyu Holdings, Inc.	196,800	1,141,742
#	Iyo Bank, Ltd. (The)	492,300	2,637,367
	J Front Retailing Co., Ltd.	1,025,800	8,368,518
	Japan Post Holdings Co., Ltd.	1,165,810	9,325,182
	JFE Holdings, Inc.	2,116,695	14,046,459
	JGC Holdings Corp.	257,700	2,488,554
	JSR Corp.	603,800	11,358,104
	JTEKT Corp.	980,500	7,182,689
	JXTG Holdings, Inc.	9,040,403	32,051,490
	Kajima Corp.	660,500	6,863,101
	Kamigumi Co., Ltd.	342,200	6,024,585
	Kandenko Co., Ltd.	402,500	3,368,139
	Kaneka Corp.	250,708	6,484,642
#	Kawasaki Heavy Industries, Ltd.	677,300	10,234,045
	Kinden Corp.	222,800	3,585,095
	Kobe Steel, Ltd.	632,200	2,114,454
	Kokuyo Co., Ltd.	160,600	1,963,460
	Komatsu, Ltd.	567,600	10,739,513
	Konica Minolta, Inc.	2,140,500	8,282,918
	K’s Holdings Corp.	403,300	4,393,779
	Kuraray Co., Ltd.	1,529,300	15,298,437
	Kurita Water Industries, Ltd.	7,500	209,242
	Kyocera Corp.	179,600	9,596,100
#	Kyushu Financial Group, Inc.	668,749	2,821,224
	LIXIL Group Corp.	961,800	11,537,482
	Mabuchi Motor Co., Ltd.	81,200	2,514,366
	Maeda Corp.	39,500	316,842
	Maeda Road Construction Co., Ltd.	4,100	75,906
	Marubeni Corp.	2,948,900	14,201,428
	Maruichi Steel Tube, Ltd.	15,500	348,516
	Mazda Motor Corp.	3,004,500	16,985,485
	Mebuki Financial Group, Inc.	1,258,420	2,643,513
	Medipal Holdings Corp.	310,850	5,996,652
	Mitsubishi Chemical Holdings Corp.	3,181,900	18,084,631
	Mitsubishi Corp.	1,981,900	42,032,109
	Mitsubishi Gas Chemical Co., Inc.	727,100	8,907,584
	Mitsubishi Heavy Industries, Ltd.	605,800	15,534,909
#	Mitsubishi Logistics Corp.	89,600	1,978,294
	Mitsubishi Materials Corp.	518,200	10,613,955
#	Mitsubishi Motors Corp.	2,460,900	6,973,905
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	4,198,482	16,751,943
	Mitsubishi UFJ Financial Group, Inc.	11,934,650	48,215,983
	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,638,400	7,823,421
	Mitsui & Co., Ltd., Sponsored ADR	11,723	3,267,200
	Mitsui & Co., Ltd.	1,157,000	16,149,802
	Mitsui Chemicals, Inc.	823,660	16,170,946
	Mitsui Fudosan Co., Ltd.	836,700	15,384,356
	Mitsui OSK Lines, Ltd.	546,400	9,477,128
	Mizuho Financial Group, Inc.	28,808,800	33,545,522

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Mizuho Financial Group, Inc., ADR	64,489	$150,904
	MS&AD Insurance Group Holdings, Inc.	666,953	19,214,971
	Nagase & Co., Ltd.	251,300	3,022,797
	NEC Corp.	404,210	15,511,474
	NGK Insulators, Ltd.	130,100	1,702,075
	NGK Spark Plug Co., Ltd.	270,400	4,048,483
	NH Foods, Ltd.	359,167	12,748,990
	NHK Spring Co., Ltd.	883,400	5,845,268
#	Nikon Corp.	902,000	8,390,235
	Nippo Corp.	285,900	6,429,480
	Nippon Express Co., Ltd.	316,124	15,440,152
	Nippon Kayaku Co., Ltd.	162,000	1,567,183
	Nippon Paper Industries Co., Ltd.	475,600	6,791,747
	Nippon Shokubai Co., Ltd.	115,900	5,473,526
	Nippon Steel Corp.	2,166,993	18,232,277
	Nippon Yusen K.K	771,300	10,153,019
	Nipro Corp.	136,100	1,522,229
	Nissan Motor Co., Ltd.	6,443,700	21,933,001
	Nitto Denko Corp.	19,300	964,101
	NOK Corp.	378,520	4,408,193
	Nomura Holdings, Inc.	4,281,202	17,765,340
	Nomura Real Estate Holdings, Inc.	521,500	8,479,718
	NSK, Ltd.	1,295,100	8,964,220
	Obayashi Corp.	2,342,282	20,472,940
	Oji Holdings Corp.	3,568,100	18,116,999
	ORIX Corp.	3,324,900	39,125,726
	Panasonic Corp.	1,190,100	9,072,115
	Rengo Co., Ltd.	899,500	7,007,709
	Resona Holdings, Inc.	2,696,600	8,421,577
	Ricoh Co., Ltd.	2,366,400	16,130,538
	Rohm Co., Ltd.	184,800	11,683,759
	Sankyo Co., Ltd.	30,900	848,406
	Sawai Pharmaceutical Co., Ltd.	7,500	409,532
#	SBI Holdings, Inc.	18,500	345,531
	Sega Sammy Holdings, Inc.	52,200	632,290
	Seibu Holdings, Inc.	73,200	878,192
	Seiko Epson Corp.	524,700	5,958,269
	Seino Holdings Co., Ltd.	481,500	5,732,299
	Sekisui House, Ltd.	1,179,800	20,239,126
	Shimamura Co., Ltd.	72,700	4,583,472
	Shimizu Corp.	907,700	6,971,191
*	Shinsei Bank, Ltd.	313,400	3,780,520
	Shizuoka Bank, Ltd. (The)	851,000	5,166,609
#	Showa Denko K.K	234,100	5,123,965
	SoftBank Group Corp.	1,267,900	54,345,491
	Sojitz Corp.	3,971,000	9,190,234
	Sompo Holdings, Inc.	407,656	13,222,529
	Stanley Electric Co., Ltd.	15,700	357,714
	Subaru Corp.	121,600	2,433,763
	Sumitomo Chemical Co., Ltd.	8,266,400	25,354,710
	Sumitomo Corp.	1,719,300	19,449,055
	Sumitomo Electric Industries, Ltd.	3,161,100	32,522,798
	Sumitomo Forestry Co., Ltd.	598,600	7,395,168
	Sumitomo Heavy Industries, Ltd.	524,600	11,055,508
	Sumitomo Metal Mining Co., Ltd.	682,864	17,019,042
	Sumitomo Mitsui Financial Group, Inc.	2,857,600	75,146,958
	Sumitomo Mitsui Trust Holdings, Inc.	391,543	11,400,467
	Sumitomo Osaka Cement Co., Ltd.	1,300	42,303
	Sumitomo Realty & Development Co., Ltd.	112,300	3,007,679

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Rubber Industries, Ltd.	770,500	$7,478,887
	Suzuken Co., Ltd.	71,300	2,747,790
	Suzuki Motor Corp.	120,200	3,836,213
	T&D Holdings, Inc.	1,767,000	15,273,526
	Taiheiyo Cement Corp.	528,721	10,379,247
	Taisei Corp.	84,600	2,637,159
	Taisho Pharmaceutical Holdings Co., Ltd.	22,600	1,411,964
#	Takashimaya Co., Ltd.	463,917	4,192,497
# *	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	114,441	2,053,065
	Takeda Pharmaceutical Co., Ltd.	131,971	4,759,065
	TDK Corp.	75,700	6,525,911
	Teijin, Ltd.	855,090	13,636,748
	THK Co., Ltd.	197,800	4,728,373
#	Toda Corp.	717,800	4,169,762
	Toho Holdings Co., Ltd.	194,600	4,030,158
	Tokai Rika Co., Ltd.	7,300	92,999
	Tokio Marine Holdings, Inc.	133,719	6,273,521
	Tokyo Broadcasting System Holdings, Inc.	70,800	1,094,630
	Tokyo Tatemono Co., Ltd.	870,300	9,787,912
	Tokyu Fudosan Holdings Corp.	2,556,700	12,507,933
	Toppan Printing Co., Ltd.	656,900	9,758,322
	Toray Industries, Inc.	2,685,900	12,314,063
	Toshiba Corp.	13,600	337,250
	Tosoh Corp.	1,241,700	15,175,728
	Toyo Seikan Group Holdings, Ltd.	458,749	4,653,952
	Toyoda Gosei Co., Ltd.	311,200	5,796,176
	Toyota Industries Corp.	252,000	12,684,072
#	Toyota Motor Corp., Sponsored ADR	208,099	25,718,955
	Toyota Motor Corp.	3,715,890	229,741,821
	Toyota Tsusho Corp.	524,100	12,475,780
	TS Tech Co., Ltd.	145,000	3,931,637
	Tsumura & Co.	17,600	486,857
	TV Asahi Holdings Corp.	31,700	470,575
	Ube Industries, Ltd.	504,100	8,453,450
	Wacoal Holdings Corp.	69,200	1,395,685
	Yamada Denki Co., Ltd.	2,015,900	9,559,702
	Yamaguchi Financial Group, Inc.	155,148	836,139
	Yamaha Motor Co., Ltd.	698,000	8,980,313
	Yamato Kogyo Co., Ltd.	900	17,662
	Yamazaki Baking Co., Ltd.	21,100	373,133
	Yokohama Rubber Co., Ltd. (The)	563,500	7,167,106
	Zeon Corp.	404,300	3,542,552

TOTAL JAPAN			2,217,632,738

NETHERLANDS — (3.8%)
	ABN AMRO Bank NV	1,461,221	11,237,532
#	Aegon NV	4,539,272	11,741,483
#	Aegon NV	523,920	1,362,192
	Akzo Nobel NV	29,483	2,237,434
	ArcelorMittal SA	1,028,238	11,231,625
#	ArcelorMittal SA	726,121	7,972,810
#	Coca-Cola European Partners P.L.C.	28,526	1,139,261
#	ING Groep NV, Sponsored ADR	760,447	4,182,458
	ING Groep NV	6,111,967	34,244,038
	Koninklijke Ahold Delhaize NV	5,195,538	126,149,408
	Koninklijke DSM NV	645,359	79,096,395
	Koninklijke Philips NV	860,632	37,517,079
	Koninklijke Philips NV	33,914	1,489,164
#	Koninklijke Vopak NV	191,677	11,026,569

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	NN Group NV	816,372	$23,615,645
	Randstad NV	272,591	10,970,571

TOTAL NETHERLANDS			375,213,664

NEW ZEALAND — (0.2%)
	Air New Zealand, Ltd.	1,409,371	1,150,785
	Auckland International Airport, Ltd.	2,324,809	8,585,024
	Chorus, Ltd.	89,973	392,646
	EBOS Group, Ltd.	197,874	2,672,479
	Fletcher Building, Ltd.	1,731,262	3,878,889
# *	Fonterra Co-operative Group, Ltd.	284,937	640,011
	Ryman Healthcare, Ltd.	120,157	876,528
	SKYCITY Entertainment Group, Ltd.	96,694	156,055

TOTAL NEW ZEALAND			18,352,417

NORWAY — (0.8%)
	DNB ASA	2,102,699	25,459,285
#	Equinor ASA	1,433,081	19,843,604
	Norsk Hydro ASA	5,166,320	13,106,221
	SpareBank 1 SR-Bank ASA	369,350	2,345,449
	Storebrand ASA	1,436,496	7,211,011
# *	Subsea 7 SA	885,085	4,858,356
	Yara International ASA	285,197	9,686,557

TOTAL NORWAY			82,510,483

PORTUGAL — (0.1%)
*	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	541,158	6,634,738

TOTAL PORTUGAL			6,634,738

SINGAPORE — (1.0%)
	CapitaLand, Ltd.	8,450,300	17,929,545
	City Developments, Ltd.	1,714,600	9,584,181
#	Frasers Property, Ltd.	492,700	428,055
	Golden Agri-Resources, Ltd.	730,800	80,364
	Hongkong Land Holdings, Ltd.	1,361,700	5,696,187
	Hutchison Port Holdings Trust	240,500	31,169
	Jardine Cycle & Carriage, Ltd.	17,200	244,548
#	Keppel Corp., Ltd.	6,501,200	27,446,267
	Olam International, Ltd.	464,700	491,995
	Oversea-Chinese Banking Corp., Ltd.	2,143,056	13,673,363
	Sembcorp Industries, Ltd.	527,300	604,078
#	Singapore Airlines, Ltd.	3,017,400	13,048,004
	United Industrial Corp., Ltd.	1,368,070	2,183,673
#	UOL Group, Ltd.	1,203,774	5,789,753
	Wilmar International, Ltd.	2,836,800	7,143,858

TOTAL SINGAPORE			104,375,040

SPAIN — (1.6%)
	Banco Bilbao Vizcaya Argentaria SA	9,752,876	31,879,986
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	584,669	1,870,941
	Banco de Sabadell SA	12,650,341	5,244,781
#	Banco Santander SA	49,743,328	111,145,839
	Bankia SA	1,086,305	1,105,466
	CaixaBank SA	683,271	1,229,290
	Naturgy Energy Group SA	7,109	125,598

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Repsol SA	1,091,516	$9,907,502

TOTAL SPAIN			162,509,403

SWEDEN — (2.5%)
	BillerudKorsnas AB	504,958	6,366,010
#	Boliden AB	1,195,043	24,088,958
*	Dometic Group AB	29,774	198,990
	Getinge AB, Class B	567,120	10,870,157
#	Holmen AB, Class A	5,562	282,521
	Holmen AB, Class B	400,155	11,480,513
#	Husqvarna AB, Class B	132,968	800,107
	ICA Gruppen AB	165,222	7,229,353
#	Intrum AB	198,388	3,024,093
#	Millicom International Cellular SA	133,262	3,462,958
*	Pandox AB	92,987	985,300
	Peab AB, Class B	213,986	1,630,133
# *	Saab AB, Class B	77,854	1,775,858
	Skandinaviska Enskilda Banken AB, Class A	4,227,536	34,803,020
#	Skandinaviska Enskilda Banken AB, Class C	28,685	256,278
#	SKF AB, Class B	1,179,544	18,617,465
# *	SSAB AB, Class A	546,342	1,312,373
*	SSAB AB, Class B	1,359,160	3,141,301
# *	Svenska Cellulosa AB SCA, Class A	63,918	685,428
*	Svenska Cellulosa AB SCA, Class B	1,670,968	17,723,477
# *	Svenska Handelsbanken AB, Class A	1,957,160	17,863,660
# *	Svenska Handelsbanken AB, Class B	37,204	371,303
#	Swedbank AB, Class A	1,420,649	16,812,160
	Tele2 AB, Class B	140,411	1,810,545
#	Telia Co. AB	7,857,507	27,320,256
*	Trelleborg AB, Class B	662,912	8,441,465
	Volvo AB, Class A	105,545	1,349,214
	Volvo AB, Class B	2,416,322	30,964,109

TOTAL SWEDEN			253,667,005

SWITZERLAND — (9.9%)
#	ABB, Ltd.	3,432,303	65,152,902
	Adecco Group AG	683,506	29,910,703
*	Alcon, Inc.	63,250	3,340,254
*	Alcon, Inc.	507,291	26,773,268
	Baloise Holding AG	158,794	23,758,348
	Banque Cantonale Vaudoise	4,976	4,393,659
	Barry Callebaut AG	484	947,686
	Chocoladefabriken Lindt & Spruengli AG	6	503,738
#	Cie Financiere Richemont SA	1,165,784	66,138,927
	Clariant AG	157,372	2,909,139
	Credit Suisse Group AG	1,363,427	12,448,957
#	Credit Suisse Group AG, Sponsored ADR	1,052,790	9,517,222
	Helvetia Holding AG	777	70,828
	Julius Baer Group, Ltd.	716,015	28,121,601
	LafargeHolcim, Ltd.	804,630	33,418,665
	LafargeHolcim, Ltd.	375,078	15,684,805
	Lonza Group AG	216,456	94,518,883
	Novartis AG, Sponsored ADR	404,674	34,288,028
	Novartis AG	1,892,838	161,531,867
#	Swatch Group AG (The)	140,299	28,152,634
	Swatch Group AG (The)	193,338	7,516,479
	Swiss Life Holding AG	104,266	36,975,140
	Swiss Prime Site AG	120,516	11,473,906

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Swiss Re AG	324,348	$23,569,167
	Swisscom AG	76,438	39,716,563
	UBS Group AG	6,275,625	67,196,220
# *	UBS Group AG	1,233,581	13,273,332
	Vifor Pharma AG	55,433	8,316,280
	Zurich Insurance Group AG	445,436	141,227,411

TOTAL SWITZERLAND			990,846,612

UNITED KINGDOM — (12.1%)
	3i Group P.L.C.	794,832	7,808,319
	Anglo American P.L.C.	2,969,516	52,812,987
	Antofagasta P.L.C.	246,621	2,525,379
	Aviva P.L.C.	16,319,347	49,351,778
#	Barclays P.L.C., Sponsored ADR	6,849,198	36,232,257
	Barclays P.L.C.	191,609	255,855
	Barratt Developments P.L.C.	3,763,582	24,536,131
#	BP P.L.C., Sponsored ADR	4,082,613	97,166,189
#	British American Tobacco P.L.C., Sponsored ADR	838,885	32,003,463
	British American Tobacco P.L.C.	3,024,009	116,558,048
	Carnival P.L.C.	102,449	1,411,770
	Carnival P.L.C., ADR	20,467	284,901
	Glencore P.L.C.	26,692,936	50,007,591
	GVC Holdings P.L.C.	69,102	655,903
	HSBC Holdings P.L.C.	13,949,143	71,697,993
#	HSBC Holdings P.L.C., Sponsored ADR	2,590,482	66,653,102
	Investec P.L.C.	1,312,079	2,692,852
#	J Sainsbury P.L.C.	8,162,535	20,314,860
	John Wood Group P.L.C.	489,484	1,239,415
	Kingfisher P.L.C.	7,975,671	15,822,068
	Lloyds Banking Group P.L.C.	181,694,609	73,515,093
#	Lloyds Banking Group P.L.C., ADR	1,844,768	2,896,286
	M&G P.L.C.	895,484	1,484,556
	Melrose Industries P.L.C.	4,733,470	5,916,375
#	Micro Focus International P.L.C., Sponsored ADR	89,287	529,475
	Micro Focus International P.L.C.	55,780	330,707
*	Ninety One P.L.C.	656,039	1,402,200
	Pearson P.L.C.	515,601	2,973,287
#	Pearson P.L.C., Sponsored ADR	1,119,256	6,558,840
	Phoenix Group Holdings P.L.C.	577,549	4,382,627
	Royal Bank of Scotland Group P.L.C.	5,175,515	7,220,420
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	1,051,278	2,975,117
	Royal Dutch Shell P.L.C., Class A	136,125	2,241,196
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	3,293,873	109,126,000
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,809,546	121,791,186
	Royal Dutch Shell P.L.C., Class B	141,340	2,262,661
	Royal Mail P.L.C.	63,561	132,642
	Standard Chartered P.L.C.	4,078,355	20,839,103
	Standard Life Aberdeen P.L.C.	1,657,765	4,591,445
	Vodafone Group P.L.C.	58,351,986	82,315,615
#	Vodafone Group P.L.C., Sponsored ADR	4,011,201	56,718,386
	Wm Morrison Supermarkets P.L.C.	9,034,593	20,763,055
#	WPP P.L.C., Sponsored ADR	150,428	5,823,068
	WPP P.L.C.	2,296,513	17,818,919

TOTAL UNITED KINGDOM			1,204,639,120

UNITED STATES — (0.0%)
#	Ovintiv, Inc.	272,952	1,727,784

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
#	Ovintiv, Inc.	513,177	$3,207,471

TOTAL UNITED STATES			4,935,255

TOTAL COMMON STOCKS			9,255,218,641

PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
	Bayerische Motoren Werke AG	157,620	7,393,368
	Porsche Automobil Holding SE	322,304	16,274,324
	Volkswagen AG	701,336	97,577,684

TOTAL GERMANY			121,245,376

TOTAL INVESTMENT SECURITIES (Cost $12,176,939,773)			9,376,464,017

			Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@ §	The DFA Short Term Investment Fund	51,443,536	595,253,156

TOTAL INVESTMENTS — (100.0%) (Cost $12,772,010,330)			$9,971,717,173

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2020, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	843	06/19/20	$110,079,331	$122,336,160	$12,256,829

Total Futures Contracts			$110,079,331	$122,336,160	$12,256,829

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$17,488,877	$540,077,228	—	$557,566,105
Austria	—	6,088,524	—	6,088,524
Belgium	—	84,995,171	—	84,995,171
Canada.	772,949,393	—	—	772,949,393
Denmark	—	208,549,983	—	208,549,983
Finland	—	85,583,544	—	85,583,544
France	—	873,576,161	—	873,576,161
Germany	12,443,228	662,414,945	—	674,858,173

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	—	$321,480,530	—	$321,480,530
Ireland	$9,952,853	22,986,909	—	32,939,762
Israel	9,667,343	35,585,256	—	45,252,599
Italy	22,678,802	147,383,419	—	170,062,221
Japan	48,568,329	2,169,064,409	—	2,217,632,738
Netherlands	15,006,624	360,207,040	—	375,213,664
New Zealand	—	18,352,417	—	18,352,417
Norway	—	82,510,483	—	82,510,483
Portugal	—	6,634,738	—	6,634,738
Singapore	—	104,375,040	—	104,375,040
Spain	1,870,941	160,638,462	—	162,509,403
Sweden	—	253,667,005	—	253,667,005
Switzerland	60,418,836	930,427,776	—	990,846,612
United Kingdom	540,160,470	664,478,650	—	1,204,639,120
United States	4,935,255	—	—	4,935,255
Preferred Stocks
Germany	—	121,245,376	—	121,245,376
Securities Lending Collateral	—	595,253,156	—	595,253,156
Futures Contracts**	12,256,829	—	—	12,256,829

TOTAL	$1,528,397,780	$8,455,576,222	—	$9,983,974,002

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.9%)
BRAZIL — (4.2%)
#	Ambev SA, ADR	4,308,999	$9,264,348
	Atacadao SA	247,864	911,617
*	B2W Cia Digital	164,095	2,210,405
	B3 SA - Brasil Bolsa Balcao	1,206,957	8,527,426
	Banco Bradesco SA, ADR	1,160,714	4,085,714
	Banco Bradesco SA	1,005,393	3,246,603
	Banco BTG Pactual SA	210,458	1,637,098
	Banco do Brasil SA	683,865	3,584,132
	Banco Santander Brasil SA	413,562	2,053,398
	BB Seguridade Participacoes SA	636,043	3,105,416
#	Braskem SA, Sponsored ADR	144,940	1,137,779
*	BRF SA	588,923	2,099,931
	CCR SA	2,445,817	5,554,688
	Centrais Eletricas Brasileiras SA	107,077	477,504
	Centrais Eletricas Brasileiras SA, ADR	7,825	37,404
	Cia Brasileira de Distribuicao	429,889	5,234,971
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,122,849
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	313,792
	Cia Energetica de Minas Gerais	150,700	267,984
	Cia Paranaense de Energia, Sponsored ADR	8,700	89,175
	Cia Paranaense de Energia	19,900	194,685
#	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	840,562
	Cia Siderurgica Nacional SA	1,479,065	2,437,048
	Cielo SA	721,236	538,484
	Cogna Educacao	1,463,872	1,491,357
	Cosan SA	291,326	3,232,610
	CPFL Energia SA	121,800	650,448
	Energisa SA	228,135	1,833,336
	Engie Brasil Energia SA	207,476	1,492,573
	Equatorial Energia SA	1,665,000	5,612,360
#	Gerdau SA, Sponsored ADR	278,683	599,168
	Gerdau SA	113,216	223,813
	Hapvida Participacoes e Investimentos SA	90,409	871,853
	Hypera SA	412,463	2,205,709
	IRB Brasil Resseguros SA	712,314	1,338,724
	Itau Unibanco Holding SA	414,109	1,675,352
	JBS SA	1,943,203	8,519,090
	Klabin SA	1,710,990	5,603,768
	Localiza Rent a Car SA	718,414	4,516,923
	Lojas Americanas SA	148,413	554,853
	Lojas Renner SA	1,008,565	7,120,177
	Magazine Luiza SA	972,180	8,885,295
	Natura & Co. Holding SA	678,400	4,431,264
	Notre Dame Intermedica Participacoes S.A	577,192	5,817,667
	Petrobras Distribuidora SA	990,655	3,557,898
#	Petroleo Brasileiro SA 71654V101, Sponsored ADR	1,299,604	8,668,359
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	556,265	3,843,791
	Petroleo Brasileiro SA BRPETRACNOR9	3,033,556	10,403,983
	Porto Seguro SA	315,955	2,631,457
	Raia Drogasil SA	361,585	6,967,189
*	Rumo SA	1,113,809	4,053,454
	Sul America SA	557,325	4,586,383
*	Suzano SA	725,080	5,254,860
# *	Suzano SA, Sponsored ADR	90,813	654,761
	TIM Participacoes SA	1,203,613	2,824,271

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA	1,019,063	$2,717,301
	Ultrapar Participacoes SA, Sponsored ADR	111,399	297,435
	Vale SA, Sponsored ADR	1,665,739	13,742,343
	Vale SA	3,260,013	26,893,500
	WEG SA	363,333	2,668,589

TOTAL BRAZIL			226,414,927

CHILE — (0.8%)
	AES Gener SA	2,468,815	363,772
	Aguas Andinas SA, Class A	4,770,656	1,599,933
#	Banco de Chile, ADR	128,472	2,306,078
	Banco de Credito e Inversiones SA	44,288	1,644,308
#	Banco Santander Chile, ADR	200,875	3,378,717
	Cencosud SA	2,462,764	2,979,269
	Cia Cervecerias Unidas SA	109,017	783,449
#	Cia Cervecerias Unidas SA, Sponsored ADR	78,166	1,111,521
	Colbun SA	10,841,688	1,590,738
	Embotelladora Andina SA, ADR, Class B	24,029	333,458
*	Empresa Nacional de Telecomunicaciones SA	260,143	1,573,508
	Empresas CMPC SA	1,621,835	3,496,396
	Empresas COPEC SA	294,478	1,840,443
	Enel Americas SA, ADR	1,131,713	9,155,559
	Enel Chile SA, ADR	790,057	3,168,129
	Falabella SA	756,226	2,065,152
	Itau CorpBanca Chile SA	240,267,938	680,025
	Itau CorpBanca Chile SA, ADR	28,430	121,396
#	Latam Airlines Group SA, Sponsored ADR	414,639	1,575,628
	Latam Airlines Group SA	27,618	104,366
	Parque Arauco SA	43,325	72,706
	Plaza SA	74,670	107,502
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	153,936	3,509,741

TOTAL CHILE			43,561,794

CHINA — (29.6%)
*	51job, Inc., ADR	36,065	2,161,736
*	58.com, Inc., ADR	98,295	5,106,425
#	AAC Technologies Holdings, Inc.	1,726,500	8,165,638
	Agile Group Holdings, Ltd.	4,030,000	4,532,816
	Agricultural Bank of China, Ltd., Class H	22,163,000	9,219,405
	Air China, Ltd., Class H	4,598,000	3,278,497
*	Alibaba Group Holding, Ltd., Sponsored ADR	820,397	166,269,873
*	Alibaba Health Information Technology, Ltd.	1,284,000	3,071,337
# *	Alibaba Pictures Group, Ltd.	2,380,000	318,768
# *	Aluminum Corp. of China, Ltd., ADR	62,341	329,784
*	Aluminum Corp. of China, Ltd., Class H	3,820,000	803,982
	Angang Steel Co., Ltd., Class H	3,060,200	824,967
	Anhui Conch Cement Co., Ltd., Class H	1,711,000	13,491,882
#	ANTA Sports Products, Ltd.	912,000	7,766,620
	BAIC Motor Corp., Ltd., Class H	3,744,500	1,638,181
*	Baidu, Inc., Sponsored ADR	251,456	25,379,454
	Bank of China, Ltd., Class H	47,943,181	18,252,100
	Bank of Communications Co., Ltd., Class H	6,643,515	4,210,036
#	BBMG Corp., Class H	1,819,500	460,002
*	BeiGene, Ltd., ADR	2,448	374,128
	Beijing Capital International Airport Co., Ltd., Class H	1,172,000	785,263
	Beijing Enterprises Holdings, Ltd.	719,472	2,548,792
	Beijing Enterprises Water Group, Ltd.	6,636,000	2,575,110
	Bosideng International Holdings, Ltd.	104,000	28,196

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Brilliance China Automotive Holdings, Ltd.	988,000	$914,135
#	BYD Co., Ltd., Class H	1,095,886	6,815,155
	CGN Power Co., Ltd., Class H	5,516,000	1,387,546
	Changchun High & New Technology Industry Group, Inc., Class A	2,300	191,438
	China Cinda Asset Management Co., Ltd., Class H	12,693,000	2,460,119
	China CITIC Bank Corp., Ltd., Class H	13,281,928	6,488,677
#	China Coal Energy Co., Ltd., Class H	3,334,777	892,175
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	654,950
	China Communications Construction Co., Ltd., Class H	4,943,000	3,322,411
	China Communications Services Corp., Ltd., Class H	3,736,000	2,663,067
	China Conch Venture Holdings, Ltd.	2,355,000	11,260,137
	China Construction Bank Corp., Class H	76,613,590	61,494,905
# *	China Eastern Airlines Corp., Ltd., ADR	11,904	234,747
# *	China Eastern Airlines Corp., Ltd., Class H	3,272,000	1,329,773
	China Everbright Bank Co., Ltd., Class H	4,683,000	1,987,245
	China Everbright International, Ltd.	2,975,703	1,720,833
#	China Evergrande Group	3,952,000	7,025,616
	China Galaxy Securities Co., Ltd., Class H	5,089,500	2,584,456
	China Gas Holdings, Ltd.	3,123,200	11,364,502
	China Hongqiao Group, Ltd.	2,630,000	1,296,464
	China Huarong Asset Management Co., Ltd., Class H	15,246,000	1,699,241
#	China International Capital Corp., Ltd., Class H	2,534,800	3,892,709
	China International Marine Containers Group Co., Ltd., Class H	354,720	314,058
	China International Travel Service Corp., Ltd., Class A	65,400	838,342
	China Jinmao Holdings Group, Ltd.	6,422,000	4,521,482
#	China Life Insurance Co., Ltd., ADR	455,615	4,797,626
	China Life Insurance Co., Ltd., Class H	1,387,000	2,958,053
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	1,435,510
	China Mengniu Dairy Co., Ltd.	3,566,000	12,627,591
	China Merchants Bank Co., Ltd., Class H	3,814,554	18,051,647
	China Merchants Port Holdings Co., Ltd.	1,862,638	2,397,333
	China Merchants Securities Co., Ltd., Class H	412,200	452,346
	China Minsheng Banking Corp., Ltd., Class H	9,083,100	6,766,003
	China Mobile, Ltd.	1,195,500	9,610,693
#	China Mobile, Ltd., Sponsored ADR	985,751	39,400,467
#	China Molybdenum Co., Ltd., Class H	4,239,966	1,279,202
	China National Building Material Co., Ltd., Class H	10,930,000	13,653,162
	China National Nuclear Power Co., Ltd., Class A	633,485	387,232
	China Oilfield Services, Ltd., Class H	4,074,000	3,173,298
	China Overseas Land & Investment, Ltd.	8,252,500	30,484,287
#	China Pacific Insurance Group Co., Ltd., Class H	4,381,600	14,496,215
	China Petroleum & Chemical Corp., ADR	85,194	4,232,423
	China Petroleum & Chemical Corp., Class H	18,710,800	9,325,699
	China Railway Construction Corp., Ltd., Class H	3,049,000	3,347,823
	China Railway Group, Ltd., Class H	5,812,000	3,475,154
*	China Railway Signal & Communication Corp., Ltd., Class H	1,963,000	970,188
	China Reinsurance Group Corp., Class H	7,224,000	846,480
	China Resources Beer Holdings Co., Ltd.	1,481,611	6,978,107
	China Resources Cement Holdings, Ltd.	6,138,000	8,352,000
	China Resources Gas Group, Ltd.	2,102,000	11,813,938
	China Resources Land, Ltd.	5,224,666	21,589,382
	China Resources Pharmaceutical Group, Ltd.	1,594,500	1,001,391
	China Resources Power Holdings Co., Ltd.	2,194,517	2,599,284
	China Shenhua Energy Co., Ltd., Class H	3,605,000	6,386,574
	China Southern Airlines Co., Ltd., Sponsored ADR	11,404	287,039
#	China Southern Airlines Co., Ltd., Class H	4,054,000	2,027,125
	China State Construction International Holdings, Ltd.	836,250	648,350
#	China Taiping Insurance Holdings Co., Ltd.	3,127,306	5,272,630
	China Telecom Corp., Ltd., ADR	55,096	1,851,226

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Telecom Corp., Ltd., Class H	3,440,000	$1,188,177
	China Unicom Hong Kong, Ltd.	6,624,000	4,283,955
	China Unicom Hong Kong, Ltd., ADR	549,731	3,523,776
	China United Network Communications, Ltd., Class A	654,168	479,779
	China Vanke Co., Ltd., Class H	1,641,100	5,515,292
	China Yangtze Power Co., Ltd., Class A	236,694	583,038
	Chongqing Rural Commercial Bank Co., Ltd., Class H	5,378,000	2,346,175
	CIFI Holdings Group Co., Ltd.	4,673,191	3,570,025
	CITIC Securities Co., Ltd., Class H	2,399,500	4,596,218
	CITIC, Ltd.	11,427,000	11,868,115
	CNOOC, Ltd.	7,462,000	8,250,148
	CNOOC, Ltd., Sponsored ADR	116,097	13,045,820
	Contemporary Amperex Technology Co., Ltd., Class A	21,800	432,649
# *	COSCO SHIPPING Holdings Co., Ltd., Class H	4,016,500	1,160,439
	Country Garden Holdings Co., Ltd.	13,960,087	18,083,552
#	Country Garden Services Holdings Co., Ltd.	1,687,492	7,796,502
	CRRC Corp., Ltd., Class H	4,225,000	2,236,539
	CSC Financial Co., Ltd., Class H	854,000	782,773
	CSPC Pharmaceutical Group, Ltd.	4,620,000	9,146,287
	Dali Foods Group Co., Ltd.	4,627,500	2,858,793
#	Datang International Power Generation Co., Ltd., Class H	3,446,000	498,521
	Dongfeng Motor Group Co., Ltd., Class H	4,288,000	2,844,065
	ENN Energy Holdings, Ltd.	848,700	9,566,938
#	Everbright Securities Co., Ltd., Class H	466,600	288,007
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	21,100	364,274
	Fosun International, Ltd.	4,065,722	5,104,378
#	Fuyao Glass Industry Group Co., Ltd., Class H	1,160,400	2,531,649
# *	GDS Holdings, Ltd., ADR	33,715	1,932,544
#	Geely Automobile Holdings, Ltd.	9,846,000	15,315,665
	GF Securities Co., Ltd., Class H	1,637,200	1,776,559
	Great Wall Motor Co., Ltd., Class H	4,947,500	3,307,682
	Gree Electric Appliances, Inc., Class A	74,733	571,751
	Guangdong Investment, Ltd.	2,084,000	4,331,524
#	Guangshen Railway Co., Ltd., Sponsored ADR	13,237	131,046
#	Guangzhou Automobile Group Co., Ltd., Class H	2,917,162	2,617,589
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	356,000	931,466
	Guangzhou R&F Properties Co., Ltd., Class H	3,670,800	4,661,498
	Guotai Junan Securities Co., Ltd., Class H	570,200	811,590
	Haier Electronics Group Co., Ltd.	2,965,000	8,165,879
	Haier Smart Home Co., Ltd., Class A	84,900	183,249
	Haitian International Holdings, Ltd.	22,000	38,926
	Haitong Securities Co., Ltd., Class H	3,485,200	3,155,222
	Henan Shuanghui Investment & Development Co., Ltd., Class A	41,100	233,693
	Hengan International Group Co., Ltd.	1,801,500	16,020,639
#	Huadian Power International Corp., Ltd., Class H	1,738,000	604,615
	Huaneng Power International, Inc., Sponsored ADR	33,132	494,661
	Huaneng Power International, Inc., Class H	2,986,000	1,122,568
#	Huatai Securities Co., Ltd., Class H	1,677,200	2,781,434
	Huazhu Group, Ltd., ADR	182,824	6,583,492
	Huishang Bank Corp., Ltd., Class H	646,800	231,474
	Industrial & Commercial Bank of China, Ltd., Class H	51,034,185	34,218,887
*	JD.com, Inc., ADR	285,375	12,299,663
	Jiangsu Expressway Co., Ltd., Class H	1,388,000	1,656,807
	Jiangsu Hengrui Medicine Co., Ltd., Class A	91,180	1,185,842
	Jiangxi Copper Co., Ltd., Class H	1,516,000	1,474,858
*	JOYY, Inc., ADR	63,433	3,866,876
	Kingdee International Software Group Co., Ltd.	267,000	381,857
	Kunlun Energy Co., Ltd.	9,690,000	6,312,989
	Kweichow Moutai Co., Ltd., Class A	100	17,814

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	KWG Group Holdings, Ltd.	670,500	$991,867
	Legend Holdings Corp., Class H	428,300	501,211
	Lenovo Group, Ltd.	19,511,278	10,539,933
	Li Ning Co., Ltd.	2,676,500	8,450,978
	Livzon Pharmaceutical Group, Inc., Class H	49,600	221,042
	Logan Property Holdings Co., Ltd.	3,728,000	5,876,762
	Longfor Group Holdings, Ltd.	2,962,500	15,061,441
#	Metallurgical Corp. of China, Ltd., Class H	3,852,000	668,540
	Momo, Inc., Sponsored ADR	345,497	8,319,568
	NetEase, Inc., ADR	66,818	23,049,537
	New China Life Insurance Co., Ltd., Class H	1,003,200	3,475,797
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	93,806	11,975,274
	Nine Dragons Paper Holdings, Ltd.	3,293,000	3,150,487
	Orient Securities Co., Ltd., Class H	1,280,000	657,600
	People’s Insurance Co. Group of China, Ltd. (The), Class H	7,749,000	2,536,099
#	PetroChina Co., Ltd., ADR	118,623	4,250,262
	PetroChina Co., Ltd., Class H	10,762,000	3,865,619
	PICC Property & Casualty Co., Ltd., Class H	8,297,198	7,939,967
# *	Pinduoduo, Inc., ADR	66,289	3,144,750
	Ping An Bank Co., Ltd., Class A	562,800	1,098,084
# *	Ping An Healthcare and Technology Co., Ltd.	306,900	4,227,851
	Ping An Insurance Group Co. of China, Ltd., Class H	5,575,000	56,732,640
	Postal Savings Bank of China Co., Ltd., Class H	6,028,000	3,602,046
	Qingdao Port International Co., Ltd., Class H	164,000	88,250
	Red Star Macalline Group Corp., Ltd., Class H	464,209	294,824
	SAIC Motor Corp., Ltd., Class A	31,000	82,073
#	Seazen Group, Ltd.	5,844,000	5,678,900
# *	Semiconductor Manufacturing International Corp.	4,132,600	7,756,647
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	3,608,000	5,481,072
	Shanghai Electric Group Co., Ltd., Class H	3,882,000	1,193,123
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	746,500	2,820,267
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,351,800	2,379,444
	Shenwan Hongyuan Group Co., Ltd.	766,400	185,056
	Shenzhen International Holdings, Ltd.	210,009	405,886
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	20,000	716,559
	Shenzhou International Group Holdings, Ltd.	1,251,200	14,440,889
	Shimao Property Holdings, Ltd.	3,062,871	12,450,184
	Sino Biopharmaceutical, Ltd.	13,413,000	19,550,777
*	Sinopec Oilfield Service Corp., Class H	1,960,000	142,010
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,955,000	802,286
	Sinopharm Group Co., Ltd., Class H	2,415,600	6,513,326
	Sinotruk Hong Kong, Ltd.	1,510,500	3,062,601
	Sun Art Retail Group, Ltd.	4,995,500	8,316,904
#	Sunac China Holdings, Ltd.	4,813,000	21,529,758
	Sunny Optical Technology Group Co., Ltd.	581,700	8,100,473
	Tencent Holdings, Ltd.	4,136,100	217,432,430
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,152,414
	TravelSky Technology, Ltd., Class H	1,714,000	3,026,800
*	Trip.com Group Ltd., ADR	526,849	13,571,630
	Tsingtao Brewery Co., Ltd., Class H	752,000	4,568,345
	Uni-President China Holdings, Ltd.	76,000	76,299
	United Energy Group, Ltd.	6,242,000	1,136,792
*	Vipshop Holdings, Ltd., ADR	978,073	15,580,703
	Want Want China Holdings, Ltd.	12,213,000	8,704,711
# *	Weibo Corp., Sponsored ADR	134,278	5,039,453
	Weichai Power Co., Ltd., Class H	3,524,800	6,193,104
	Wuliangye Yibin Co., Ltd., Class A	70,657	1,344,257
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,032,359	1,012,227
#	Xinyi Solar Holdings, Ltd.	6,670,000	4,233,123

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	$3,738,018
	Yihai International Holding, Ltd.	861,000	6,861,210
	Yum China Holdings, Inc.	404,145	19,584,867
	Zhejiang Expressway Co., Ltd., Class H	904,000	683,692
	Zhongsheng Group Holdings, Ltd.	1,513,000	6,072,746
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	476,700	1,458,290
	Zijin Mining Group Co., Ltd., Class H	8,813,000	3,598,073
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,238,600	1,812,339
# *	ZTE Corp., Class H	743,485	2,095,631
#	ZTO Express Cayman, Inc., ADR	364,661	10,852,311

TOTAL CHINA			1,582,447,025

COLOMBIA — (0.2%)
	Banco de Bogota SA	52,622	850,671
	Bancolombia SA, Sponsored ADR	79,834	2,083,667
	Bancolombia SA	206,253	1,319,102
	Cementos Argos SA	237,549	233,709
#	Ecopetrol SA, Sponsored ADR	79,999	835,990
	Ecopetrol SA	3,327,922	1,756,847
	Grupo Argos SA	402,382	937,096
	Grupo Aval Acciones y Valores SA, ADR	81,855	343,791
	Grupo de Inversiones Suramericana SA	298,226	1,621,072
*	Grupo Energia Bogota SA ESP	766,661	433,776
	Grupo Nutresa SA	173,509	966,812
	Interconexion Electrica SA ESP	451,404	2,075,159

TOTAL COLOMBIA			13,457,692

CZECH REPUBLIC — (0.1%)
	CEZ A.S	178,503	3,318,634
*	Komercni banka A.S	57,958	1,227,246
	O2 Czech Republic A.S	71,923	630,004

TOTAL CZECH REPUBLIC			5,175,884

EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,485,309	5,695,453
	Commercial International Bank Egypt S.A.E., GDR	770	2,957
	Egyptian Financial Group-Hermes Holding Co., GDR	5,959	8,819
	Egyptian Financial Group-Hermes Holding Co., GDR	9,856	14,579

TOTAL EGYPT			5,721,808

GREECE — (0.3%)
*	Alpha Bank AE	762,661	556,914
*	Eurobank Ergasias Services and Holdings SA, Class A	1,679,991	678,599
*	FF Group	12,618	61,828
	Hellenic Petroleum SA	84,307	559,929
	Hellenic Telecommunications Organization SA	262,977	3,474,317
	JUMBO SA	147,071	2,301,647
	Motor Oil Hellas Corinth Refineries SA	89,758	1,329,934
	Mytilineos SA	88,879	662,764
*	National Bank of Greece SA	392,915	532,822
	OPAP SA	319,281	2,859,899
	Terna Energy SA	78,450	732,641
*	Titan Cement International SA	61,385	849,171

TOTAL GREECE			14,600,465

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.4%)
	MOL Hungarian Oil & Gas P.L.C.	1,199,674	$7,594,914
	OTP Bank P.L.C.	262,272	7,767,445
	Richter Gedeon Nyrt	184,699	3,946,785

TOTAL HUNGARY			19,309,144

INDIA — (11.4%)
*	3M India, Ltd.	2,464	626,201
*	5Paisa Capital, Ltd.	3,472	7,186
	ABB India, Ltd.	42,536	510,458
*	ABB Powar Products & System India, Ltd.	8,507	91,297
	ACC, Ltd.	91,975	1,419,848
	Adani Enterprises, Ltd.	131,784	243,114
	Adani Gas, Ltd.	274,364	378,189
*	Adani Green Energy, Ltd.	267,657	744,668
	Adani Ports & Special Economic Zone, Ltd.	1,073,000	4,127,641
*	Adani Power, Ltd.	1,288,677	535,933
*	Adani Transmissions, Ltd.	401,310	1,090,632
*	Aditya Birla Capital, Ltd.	902,487	595,824
*	Aditya Birla Fashion and Retail, Ltd.	207,426	317,357
	AIA Engineering, Ltd.	11,478	247,490
	Ambuja Cements, Ltd.	1,023,104	2,321,672
	Apollo Hospitals Enterprise, Ltd.	102,603	1,890,257
	Ashok Leyland, Ltd.	3,332,094	2,287,961
	Asian Paints, Ltd.	350,292	8,188,738
	Astral Polytechnik, Ltd.	9,818	123,261
	Aurobindo Pharma, Ltd.	749,582	6,130,363
*	Avenue Supermarts, Ltd.	79,439	2,466,172
	Axis Bank, Ltd.	1,556,357	9,075,571
	Bajaj Auto, Ltd.	132,305	4,601,799
	Bajaj Finance, Ltd.	216,107	6,607,339
	Bajaj Finserv, Ltd.	46,272	3,106,270
	Bajaj Holdings & Investment, Ltd.	65,332	1,762,869
	Balkrishna Industries, Ltd.	140,951	1,713,803
	Bandhan Bank, Ltd.	68,599	236,622
*	Bank of Baroda	1,773,450	1,151,537
	Bata India, Ltd.	32,925	601,828
	Bayer CropScience, Ltd.	3,229	183,629
	Berger Paints India, Ltd.	372,075	2,495,157
	Bharat Electronics, Ltd.	1,847,465	1,767,757
	Bharat Forge, Ltd.	348,724	1,416,477
	Bharat Petroleum Corp., Ltd.	775,412	3,812,529
*	Bharti Airtel, Ltd.	2,109,825	14,375,148
	Bharti Infratel, Ltd.	704,276	1,628,024
	Biocon, Ltd.	377,141	1,760,734
	Bosch, Ltd.	11,674	1,630,162
	Britannia Industries, Ltd.	63,182	2,639,627
	Cadila Healthcare, Ltd.	546,772	2,346,754
	Castrol India, Ltd.	367,703	633,509
	Cholamandalam Investment and Finance Co., Ltd.	687,891	1,437,993
	Cipla, Ltd.	656,759	5,114,772
	City Union Bank, Ltd.	91,846	173,874
	Coal India, Ltd.	771,890	1,512,423
	Colgate-Palmolive India, Ltd.	124,817	2,417,332
	Container Corp. Of India, Ltd.	383,872	1,903,972
	Coromandel International, Ltd.	5,122	39,856
	Dabur India, Ltd.	575,459	3,728,137
*	Dalmia Bharat, Ltd.	54,277	375,614
	Divi’s Laboratories, Ltd.	107,580	3,317,382
	DLF, Ltd.	665,071	1,274,014

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dr Reddy’s Laboratories, Ltd., ADR	135,944	$6,958,973
	Dr Reddy’s Laboratories, Ltd.	45,517	2,354,485
	Edelweiss Financial Services, Ltd.	640,553	333,929
	Eicher Motors, Ltd.	17,878	3,457,973
	Emami, Ltd.	130,917	338,828
	Endurance Technologies, Ltd.	7,367	65,694
	Exide Industries, Ltd.	59,394	123,938
*	Future Retail, Ltd.	172,186	195,436
	GAIL India, Ltd.	2,491,096	3,124,071
	GAIL India, Ltd., GDR	102,369	727,649
	General Insurance Corp. of India	58,534	107,596
	Gillette India, Ltd.	2,559	181,265
	GlaxoSmithKline Pharmaceuticals, Ltd.	34,920	662,290
	Glenmark Pharmaceuticals, Ltd.	24,206	107,137
	Godrej Consumer Products, Ltd.	383,501	2,751,111
	Godrej Industries, Ltd.	46,360	162,453
*	Godrej Properties, Ltd.	39,365	349,924
	Grasim Industries, Ltd.	503,943	3,365,092
	Havells India, Ltd.	372,220	2,771,721
	HCL Technologies, Ltd.	1,534,242	11,032,772
	HDFC Asset Management Co., Ltd.	23,512	788,693
	HDFC Bank Ltd.	2,767,968	36,282,920
	HDFC Life Insurance Co., Ltd.	340,923	2,249,609
*	Hemisphere Properties India, Ltd.	109,030	90,816
	Hero MotoCorp., Ltd.	131,435	3,725,269
	Hindalco Industries, Ltd.	2,897,154	4,906,452
	Hindustan Petroleum Corp., Ltd.	824,822	2,396,849
	Hindustan Unilever, Ltd.	860,496	25,029,633
	Honeywell Automation India, Ltd.	1,023	383,559
	Housing Development Finance Corp., Ltd.	950,283	24,039,098
	ICICI Bank, Ltd., Sponsored ADR	1,133,676	11,064,673
	ICICI Bank, Ltd.	1,217,943	6,070,841
	ICICI Lombard General Insurance Co., Ltd.	76,631	1,292,087
	ICICI Prudential Life Insurance Co., Ltd.	248,252	1,349,271
	IIFL Finance, Ltd.	120,008	121,632
	IIFL Securities, Ltd.	120,008	54,212
	IIFL Wealth Management, Ltd.	17,144	214,032
	Indian Hotels Co., Ltd. (The)	182,164	192,908
	Indian Oil Corp., Ltd.	1,482,131	1,651,327
	Indraprastha Gas, Ltd.	285,841	1,810,612
	IndusInd Bank, Ltd.	173,449	1,057,869
	Info Edge India, Ltd.	54,033	1,834,853
	Infosys, Ltd., Sponsored ADR	1,345,607	12,419,953
	Infosys, Ltd.	3,098,099	28,940,119
	InterGlobe Aviation, Ltd.	48,289	631,931
	ITC, Ltd.	3,961,294	9,491,092
*	Jindal Steel & Power, Ltd.	422,520	517,758
	JSW Steel, Ltd.	2,645,885	6,295,843
	Jubilant Foodworks, Ltd.	128,080	2,762,269
	Kansai Nerolac Paints, Ltd.	148,155	803,599
	Kotak Mahindra Bank, Ltd.	538,866	9,665,176
	L&T Finance Holdings, Ltd.	805,646	695,887
	Larsen & Toubro Infotech, Ltd.	82,694	1,740,160
	Larsen & Toubro, Ltd.	406,039	4,817,014
	LIC Housing Finance, Ltd.	706,561	2,643,032
	Lupin, Ltd.	508,768	5,600,475
	Mahindra & Mahindra Financial Services, Ltd.	699,743	1,528,241
	Mahindra & Mahindra, Ltd.	1,210,838	5,856,066
	Marico, Ltd.	758,665	2,890,850

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Maruti Suzuki India, Ltd.	119,218	$8,438,526
	Mindtree, Ltd.	3,904	47,211
	Motherson Sumi Systems, Ltd.	2,490,668	2,901,116
	Mphasis, Ltd.	149,384	1,478,255
	MRF, Ltd.	2,787	2,220,344
	Muthoot Finance, Ltd.	360,148	4,150,228
	Nestle India, Ltd.	35,878	8,498,125
	NHPC, Ltd.	2,603,953	717,819
	NMDC, Ltd.	397,000	421,189
	NTPC, Ltd.	1,458,107	1,844,029
	Oberoi Realty, Ltd.	67,329	302,781
	Oil & Natural Gas Corp., Ltd.	1,591,875	1,681,377
	Oil India, Ltd.	152,582	198,694
*	Oracle Financial Services Software, Ltd.	37,250	1,152,958
	Page Industries, Ltd.	8,408	2,031,395
	Petronet LNG, Ltd.	1,959,412	6,294,312
	Pfizer, Ltd.	2,520	164,153
	PI Industries, Ltd.	3,550	74,135
	Pidilite Industries, Ltd.	153,526	3,086,961
	Piramal Enterprises, Ltd.	145,472	1,857,160
	Power Finance Corp., Ltd.	2,049,667	2,590,514
	Power Grid Corp. of India, Ltd.	1,759,012	3,789,927
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	1,565,997
*	Punjab National Bank	2,198,080	939,636
	Rajesh Exports, Ltd.	104,368	857,050
	Ramco Cements, Ltd. (The)	106,172	778,459
	REC, Ltd.	2,208,192	2,784,818
	Reliance Industries, Ltd.	2,888,961	56,093,472
	SBI Life Insurance Co., Ltd.	132,215	1,269,409
	Shree Cement, Ltd.	10,117	2,620,378
	Shriram Transport Finance Co., Ltd.	471,278	4,889,911
	Siemens, Ltd.	46,139	694,363
	SRF, Ltd.	16,021	785,182
*	State Bank of India	1,248,762	3,120,175
*	State Bank of India, GDR	3,947	99,267
	Sun Pharmaceutical Industries, Ltd.	1,028,262	6,292,237
	Sun TV Network, Ltd.	147,962	752,334
	Sundaram Finance Holdings, Ltd.	27,690	16,818
	Sundaram Finance, Ltd.	31,815	535,192
	Supreme Industries, Ltd.	2,121	30,613
	Tata Chemicals, Ltd.	103,755	387,900
	Tata Communications, Ltd.	109,030	619,095
	Tata Consultancy Services, Ltd.	1,056,733	28,045,010
	Tata Consumer Products, Ltd.	521,576	2,424,344
# *	Tata Motors, Ltd., Sponsored ADR	41,094	243,277
*	Tata Motors, Ltd.	6,345,700	7,724,957
	Tata Steel, Ltd.	937,707	3,632,300
	Tech Mahindra, Ltd.	940,107	6,757,613
	Titan Co., Ltd.	346,544	4,421,458
	Torrent Pharmaceuticals, Ltd.	102,897	3,198,409
	UltraTech Cement, Ltd.	105,617	4,913,274
	United Breweries, Ltd.	118,663	1,480,951
*	United Spirits, Ltd.	386,381	2,746,194
	UPL, Ltd.	1,301,255	7,079,881
	Varun Beverages, Ltd.	13,519	120,085
	Vedanta, Ltd.	3,703,380	4,280,708
*	Vodafone Idea, Ltd.	662,516	36,695
	Voltas, Ltd.	71,701	481,060
	Whirlpool of India, Ltd.	27,842	757,825

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Wipro, Ltd.	1,810,760	$4,602,061
	Zee Entertainment Enterprises, Ltd.	1,232,655	2,587,514

TOTAL INDIA			606,872,924

INDONESIA — (2.0%)
	Ace Hardware Indonesia Tbk PT	11,832,300	1,204,344
	Adaro Energy Tbk PT	56,601,000	3,468,546
	Aneka Tambang Tbk	11,370,300	388,549
	Astra Agro Lestari Tbk PT	933,945	380,218
	Astra International Tbk PT	20,364,910	5,208,658
	Bank Central Asia Tbk PT	8,034,700	13,917,625
	Bank Danamon Indonesia Tbk PT	4,650,879	772,620
	Bank Mandiri Persero Tbk PT	12,156,434	3,613,636
	Bank Negara Indonesia Persero Tbk PT	11,287,822	3,080,395
*	Bank Pan Indonesia Tbk PT	3,864,200	193,690
*	Bank Permata Tbk PT	7,533,700	622,550
	Bank Rakyat Indonesia Persero Tbk PT	59,710,700	10,860,622
	Bank Tabungan Negara Persero Tbk PT	4,000,200	235,578
	Bank Tabungan Pensiunan Nasional Syariah TBK	49,700	7,276
*	Barito Pacific Tbk PT	57,751,500	5,591,941
	Bayan Resources Tbk PT	79,500	77,496
	Bukit Asam Tbk PT	10,954,400	1,371,325
*	Bumi Serpong Damai Tbk PT	10,917,100	513,609
	Charoen Pokphand Indonesia Tbk PT	9,557,800	2,938,981
	Ciputra Development Tbk PT	4,428,800	159,653
	Gudang Garam Tbk PT	1,030,300	3,131,908
	Indah Kiat Pulp & Paper Corp. Tbk PT	7,873,100	2,906,215
	Indocement Tunggal Prakarsa Tbk PT	1,332,100	1,033,913
	Indofood CBP Sukses Makmur Tbk PT	2,919,800	1,931,892
	Indofood Sukses Makmur Tbk PT	12,502,100	5,454,835
	Japfa Comfeed Indonesia Tbk PT	525,300	34,190
	Jasa Marga Persero Tbk PT	3,461,813	728,879
	Kalbe Farma Tbk PT	29,856,400	2,884,248
	Mayora Indah Tbk PT	10,532,625	1,520,020
	Media Nusantara Citra Tbk PT	3,313,700	202,083
*	Merdeka Copper Gold Tbk PT	2,099,200	172,739
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	570,973
	Pabrik Kertas Tjiwi Kimia Tbk PT	1,016,100	338,023
	Pakuwon Jati Tbk PT	32,321,300	811,662
	Perusahaan Gas Negara Tbk PT	14,270,600	809,696
	Sarana Menara Nusantara Tbk PT	38,313,400	2,307,185
	Semen Indonesia Persero Tbk PT	3,844,700	2,040,819
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	203,661
*	Smartfren Telecom Tbk PT	49,239,100	350,910
	Surya Citra Media Tbk PT	7,728,900	449,789
	Telekomunikasi Indonesia Persero Tbk PT	35,399,000	8,140,071
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	122,591	2,658,999
	Tower Bersama Infrastructure Tbk PT	12,992,000	1,027,719
	Transcoal Pacific Tbk PT	179,600	53,865
	Unilever Indonesia Tbk PT	9,386,000	5,204,517
	United Tractors Tbk PT	4,737,496	5,167,071
*	Vale Indonesia Tbk PT	4,276,500	731,807
	Waskita Karya Persero Tbk PT	4,870,379	196,814
*	XL Axiata Tbk PT	13,224,900	2,241,149

TOTAL INDONESIA			107,912,964

MALAYSIA — (2.4%)
*	AFFIN Bank Bhd	75,090	26,491

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	AMMB Holdings Bhd	4,261,559	$2,943,536
	Astro Malaysia Holdings Bhd	2,812,500	615,195
	Axiata Group Bhd	3,897,232	3,553,386
	Batu Kawan Bhd	105,400	313,170
	BIMB Holdings Bhd	1,185,355	870,851
*	Boustead Holdings Bhd	165,500	17,471
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	784,326
	CIMB Group Holdings Bhd	5,087,491	4,067,856
	Dialog Group Bhd	2,303,318	1,778,313
	DiGi.Com Bhd	3,957,220	4,250,602
	Fraser & Neave Holdings Bhd	226,900	1,668,722
	Gamuda Bhd	3,351,146	2,497,836
#	Genting Bhd	3,665,400	3,544,881
#	Genting Malaysia Bhd	6,045,800	3,323,170
#	Genting Plantations Bhd	335,600	742,166
#	HAP Seng Consolidated Bhd	973,700	1,660,175
	Hartalega Holdings Bhd	1,889,700	3,338,255
#	Heineken Malaysia Bhd	121,200	672,399
	Hong Leong Bank Bhd	607,666	1,874,577
#	Hong Leong Financial Group Bhd	557,283	1,697,287
	IHH Healthcare Bhd	941,700	1,145,894
	IJM Corp. Bhd	5,951,062	2,288,265
	Inari Amertron Bhd	3,580,200	1,172,328
	IOI Corp. Bhd	1,524,905	1,435,853
#	IOI Properties Group Bhd	2,769,629	653,403
	Kossan Rubber Industries	580,000	756,372
	Kuala Lumpur Kepong Bhd	267,846	1,301,648
	LPI Capital Bhd	12,900	39,099
#	Malayan Banking Bhd	3,751,538	6,584,162
	Malaysia Airports Holdings Bhd	2,817,341	3,425,275
	Malaysia Building Society Bhd	2,325,560	342,095
	Maxis Bhd	2,881,400	3,661,053
	MISC Bhd	821,598	1,498,149
	Nestle Malaysia Bhd	45,500	1,480,839
	Petronas Chemicals Group Bhd	3,005,100	3,889,917
	Petronas Dagangan Bhd	344,300	1,624,158
	Petronas Gas Bhd	680,800	2,431,818
	PPB Group Bhd	921,580	3,513,040
	Press Metal Aluminium Holdings Bhd	1,846,600	1,681,485
	Public Bank Bhd	3,656,014	13,894,928
#	QL Resources Bhd	1,175,190	2,221,998
#	RHB Bank Bhd	2,934,305	3,229,186
	Serba Dinamik Holdings Bhd	2,892,120	1,060,993
	Sime Darby Bhd	7,217,761	3,343,317
#	Sime Darby Plantation Bhd	1,786,861	2,050,713
	Sime Darby Property Bhd	1,973,561	297,230
	SP Setia Bhd Group	353,411	66,241
	Sunway Bhd	3,657,082	1,328,223
	Telekom Malaysia Bhd	1,604,564	1,497,618
	Tenaga Nasional Bhd	2,912,550	8,246,891
	TIME dotCom Bhd	99,200	225,544
	Top Glove Corp. Bhd	2,579,700	4,347,671
	UMW Holdings Bhd	260,366	128,327
	United Plantations Bhd	38,500	220,124
	Westports Holdings Bhd	1,788,800	1,526,743
	Yinson Holdings Bhd	765,800	920,922
	YTL Corp. Bhd	12,992,199	2,301,456
#	YTL Power International Bhd	1,177,997	186,680

TOTAL MALAYSIA			126,260,323

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MEXICO — (2.5%)
	Alfa S.A.B. de C.V., Class A	11,293,476	$4,624,978
#	America Movil S.A.B. de C.V.	42,138,949	25,457,163
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,317,754
	Arca Continental S.A.B. de C.V.	595,112	2,288,000
#	Becle S.A.B. de C.V.	813,902	1,241,740
	Cemex S.A.B. de C.V.	25,115,105	5,314,594
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	29,997	1,239,176
	Coca-Cola Femsa S.A.B. de C.V.	415,925	1,664,494
#	El Puerto de Liverpool S.A.B. de C.V.	334,218	843,692
#	Fomento Economico Mexicano S.A.B. de C.V.	1,044,437	6,739,156
	Gruma S.A.B. de C.V., Class B	562,120	5,321,959
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	11,244	697,128
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	466,141	2,893,822
#	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	32,933	3,283,749
#	Grupo Bimbo S.A.B. de C.V., Class A	3,233,017	4,740,667
#	Grupo Carso S.A.B. de C.V.	793,269	1,575,940
	Grupo Elektra S.A.B. de C.V.	93,302	5,330,769
	Grupo Financiero Banorte S.A.B. de C.V., Class O	4,281,860	11,722,216
#	Grupo Financiero Inbursa S.A.B. de C.V., Class O	3,772,596	2,252,506
#	Grupo Mexico S.A.B. de C.V., Class B	4,492,970	9,554,156
*	Grupo Qumma S.A. de C.V.	1,591	0
	Grupo Televisa S.A.B., Sponsored ADR	221,037	1,182,548
#	Grupo Televisa S.A.B.	3,855,546	4,084,150
	Industrias Penoles S.A.B. de C.V.	367,286	2,811,679
	Infraestructura Energetica Nova S.A.B. de C.V.	430,476	1,334,956
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,585,605	3,652,954
	Megacable Holdings S.A.B. de C.V.	250,780	624,323
	Orbia Advance Corp. S.A.B. de C.V.	3,444,833	4,097,895
	Organizacion Soriana S.A.B. de C.V., Class B	919,802	682,381
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	333,142	2,308,675
#	Wal-Mart de Mexico S.A.B. de C.V.	5,908,041	14,259,605

TOTAL MEXICO			133,142,825

PERU — (0.2%)
#	Cementos Pacasmayo SAA, ADR	15,158	92,314
	Cia de Minas Buenaventura SAA, ADR	125,122	937,164
	CrediCorp., Ltd.	53,103	7,913,409
*	Grana y Montero SAA, Sponsored ADR	91,004	163,807

TOTAL PERU			9,106,694

PHILIPPINES — (1.1%)
	Aboitiz Equity Ventures, Inc.	1,487,570	1,213,471
	Aboitiz Power Corp.	1,440,600	777,450
*	Alliance Global Group, Inc.	4,690,800	596,853
	Altus San Nicolas Corp.	61,317	2,363
	Ayala Corp.	182,982	2,081,439
	Ayala Land, Inc.	8,733,718	5,452,650
	Bank of the Philippine Islands	1,309,282	1,503,777
	BDO Unibank, Inc.	1,553,962	3,057,679
	Bloomberry Resorts Corp.	1,372,900	151,863
	DMCI Holdings, Inc.	5,822,800	473,448
	Emperador, Inc.	1,979,300	310,157
*	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	59,865	2,596,962
	GT Capital Holdings, Inc.	160,536	1,437,292
	International Container Terminal Services, Inc.	1,918,980	3,356,522
	JG Summit Holdings, Inc.	3,682,780	3,667,886
	Jollibee Foods Corp.	766,260	2,164,817

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	LT Group, Inc.	4,279,200	$653,987
	Manila Electric Co.	241,250	1,204,563
	Megaworld Corp.	26,875,000	1,356,189
	Metro Pacific Investments Corp.	12,417,700	626,063
	Metropolitan Bank & Trust Co.	2,147,218	1,642,247
#	PLDT, Inc., Sponsored ADR	121,988	3,019,203
	PLDT, Inc.	120,010	3,041,661
	Puregold Price Club, Inc.	2,182,700	1,986,606
	Robinsons Land Corp.	3,219,282	951,178
	Robinsons Retail Holdings, Inc.	560,060	739,641
	San Miguel Corp.	1,458,460	2,799,735
	San Miguel Food and Beverage, Inc.	48,780	57,300
	Security Bank Corp.	429,970	869,776
	SM Investments Corp.	129,453	2,157,671
	SM Prime Holdings, Inc.	7,772,210	4,732,982
*	Top Frontier Investment Holdings, Inc.	21,209	59,391
	Universal Robina Corp.	1,105,400	2,736,058

TOTAL PHILIPPINES			57,478,880

POLAND — (1.0%)
*	AmRest Holdings SE	72,397	485,747
	Asseco Poland SA	13,849	223,798
#	Bank Handlowy w Warszawie SA	52,132	463,335
*	Bank Millennium SA	1,207,528	822,356
	Bank Polska Kasa Opieki SA	80,250	1,017,955
	CCC SA	16,276	205,604
	CD Projekt SA	46,198	4,044,568
	Cyfrowy Polsat SA	446,971	2,763,540
# *	Dino Polska SA	64,201	2,715,047
	Grupa Lotos SA	300,170	4,555,160
*	ING Bank Slaski SA	35,413	1,147,545
*	KGHM Polska Miedz SA	384,416	7,230,545
#	LPP SA	2,006	3,162,023
*	mBank SA	29,515	1,571,802
*	Orange Polska SA	921,255	1,564,428
*	PGE Polska Grupa Energetyczna SA	1,423,682	1,423,942
	Polski Koncern Naftowy Orlen SA	546,401	8,294,008
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	999,372
	Powszechna Kasa Oszczednosci Bank Polski SA	729,574	3,904,504
#	Powszechny Zaklad Ubezpieczen SA	741,191	5,470,816
	Santander Bank Polska SA	28,971	1,151,575

TOTAL POLAND			53,217,670

QATAR — (0.0%)
	Industries Qatar QSC	11,322	21,862
	Masraf Al Rayan QSC	92,631	96,936
	Qatar Electricity & Water Co QSC	21,250	87,851
	Qatar Islamic Bank SAQ	12,382	52,617
	Qatar National Bank QPSC	40,349	190,312

TOTAL QATAR			449,578

RUSSIA — (1.6%)
	Gazprom PJSC, Sponsored ADR	1,532,757	7,761,819
	Gazprom PJSC, Sponsored ADR	515,882	2,605,204
	Lukoil PJSC, Sponsored ADR	240,181	15,668,865
	Magnitogorsk Iron & Steel Works PJSC, GDR	199,210	1,398,304
*	Mail.Ru Group, Ltd., GDR	26,729	481,122
	MMC Norilsk Nickel PJSC, ADR	1,184	32,371

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	MMC Norilsk Nickel PJSC, ADR	384,564	$10,666,971
	Mobile TeleSystems PJSC, Sponsored ADR	433,757	3,717,298
	Novatek PJSC, GDR	20,814	2,918,788
	Novolipetsk Steel PJSC, GDR	111,869	1,914,715
	Novolipetsk Steel PJSC, GDR	22,589	389,660
	PhosAgro PJSC, GDR	83,207	1,002,975
	PhosAgro PJSC, GDR	2,148	25,948
	Polyus PJSC, GDR	18,709	1,523,848
	Polyus PJSC, GDR	1,468	119,275
	Rosneft Oil Co. PJSC, GDR	71,061	318,495
	Rosneft Oil Co. PJSC, GDR	700,727	3,141,732
	Rostelecom PJSC, Sponsored ADR	13,063	84,910
	Rostelecom PJSC, Sponsored ADR	78,867	523,316
	RusHydro PJSC, ADR	8,031	6,786
	RusHydro PJSC, ADR	1,110,606	887,262
	Sberbank of Russia PJSC, Sponsored ADR	1,106,940	11,751,761
	Severstal PAO, GDR	191,829	2,286,771
	Severstal PAO, GDR	11,227	134,050
	Tatneft PJSC, Sponsored ADR	137,960	6,145,926
	Tatneft PJSC, Sponsored ADR	32,162	1,428,797
	VEON, Ltd., ADR	361,489	618,146
	VTB Bank PJSC, GDR	1,358,280	1,274,114
	VTB Bank PJSC, GDR	1,104,344	1,042,501
	X5 Retail Group NV, GDR	114,794	3,388,719

TOTAL RUSSIA			83,260,449

SAUDI ARABIA — (0.1%)
	Abdullah Al Othaim Markets Co.	4,824	127,913
	Advanced Petrochemical Co.	7,094	83,935
	Al Rajhi Bank	88,382	1,343,481
	Almarai Co. JSC	12,242	159,620
	Bank AlBilad	17,490	105,418
	Banque Saudi Fransi	9,807	80,601
	Bupa Arabia for Cooperative Insurance Co.	2,291	65,253
*	Co. for Cooperative Insurance (The)	6,443	123,589
*	Dar Al Arkan Real Estate Development Co.	84,873	182,051
*	Etihad Etisalat Co.	44,162	326,196
	National Commercial Bank	43,117	425,537
	National Petrochemical Co.	3,027	16,175
*	Rabigh Refining & Petrochemical Co.	84,175	305,679
	Samba Financial Group	38,845	239,920
	Saudi Arabian Fertilizer Co.	3,997	74,952
	Saudi Electricity Co.	22,957	103,949
*	Saudi Kayan Petrochemical Co.	83,909	192,666
*	Savola Group (The)	13,785	148,438
	Yanbu National Petrochemical Co.	13,273	158,153

TOTAL SAUDI ARABIA			4,263,526

SOUTH AFRICA — (4.8%)
	Absa Group, Ltd.	1,699,931	8,389,415
	Anglo American Platinum, Ltd.	84,577	4,438,601
	AngloGold Ashanti, Ltd., Sponsored ADR	1,137,975	27,755,210
*	Aspen Pharmacare Holdings, Ltd.	725,979	4,528,446
	Assore, Ltd.	44,452	755,095
	Bid Corp., Ltd.	370,728	4,831,403
	Bidvest Group, Ltd. (The)	983,621	7,987,915
	Capitec Bank Holdings, Ltd.	58,195	2,836,947
	Clicks Group, Ltd.	444,655	5,538,744

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Discovery, Ltd.	835,792	$4,385,004
#	Exxaro Resources, Ltd.	706,515	4,101,480
	FirstRand, Ltd.	4,821,116	10,522,107
	Foschini Group, Ltd. (The)	370,516	1,453,726
	Gold Fields, Ltd.	61,553	458,176
	Gold Fields, Ltd., Sponsored ADR	3,335,761	24,484,486
#	Impala Platinum Holdings, Ltd.	1,398,536	8,341,224
	Investec, Ltd.	596,531	1,242,330
	Kumba Iron Ore, Ltd.	144,273	2,715,321
	Liberty Holdings, Ltd.	141,760	537,575
	Life Healthcare Group Holdings, Ltd.	2,991,896	2,876,559
	Momentum Metropolitan Holdings	46,831	43,819
	Mr. Price Group, Ltd.	439,100	3,128,466
#	MTN Group, Ltd.	4,077,215	10,714,346
*	MultiChoice Group, Ltd.	901,332	4,224,452
	Naspers, Ltd., Class N	236,845	36,864,544
	Nedbank Group, Ltd.	878,815	5,108,960
	NEPI Rockcastle P.L.C.	517,613	2,215,019
*	Ninety One, Ltd.	298,265	628,375
# *	Northam Platinum, Ltd.	582,202	2,885,645
	Old Mutual, Ltd.	7,858,201	5,704,290
	Pepkor Holdings, Ltd.	189,137	123,473
	Pick n Pay Stores, Ltd.	37,235	116,649
	PSG Group, Ltd.	289,732	2,474,539
	Sanlam, Ltd.	1,854,766	5,929,522
	Santam, Ltd.	2,843	42,139
# *	Sasol, Ltd., Sponsored ADR	742,393	3,548,639
#	Shoprite Holdings, Ltd.	1,061,701	6,145,932
*	Sibanye Stillwater, Ltd.	3,791,309	7,723,548
# *	Sibanye Stillwater, Ltd., ADR	395,460	3,151,816
#	SPAR Group, Ltd. (The)	341,264	3,252,859
#	Standard Bank Group, Ltd.	2,025,494	11,176,064
# *	Steinhoff International Holdings NV	3,896,458	234,219
#	Tiger Brands, Ltd.	449,659	4,378,573
	Vodacom Group, Ltd.	888,759	5,906,565
	Woolworths Holdings, Ltd.	2,377,075	3,914,666

TOTAL SOUTH AFRICA			257,816,883

SOUTH KOREA — (14.1%)
*	Alteogen, Inc.	7,473	578,141
	Amorepacific Corp.	20,758	3,006,791
	AMOREPACIFIC Group	19,744	944,918
	BGF retail Co., Ltd.	12,966	1,677,403
	BNK Financial Group, Inc.	492,680	2,048,902
	Bukwang Pharmaceutical Co., Ltd.	30,349	647,026
# *	Celltrion Pharm, Inc.	12,163	707,637
# *	Celltrion, Inc.	67,643	11,691,155
	Cheil Worldwide, Inc.	121,186	1,768,687
	CJ CheilJedang Corp.	18,972	4,267,751
	CJ Corp.	56,308	3,760,936
	CJ ENM Co., Ltd.	23,451	2,467,192
# *	CJ Logistics Corp.	19,082	2,317,460
	Com2uSCorp.	13,570	1,194,977
	Coway Co., Ltd.	67,004	3,395,883
	Daelim Industrial Co., Ltd.	64,004	4,618,145
*	Daewoo Engineering & Construction Co., Ltd.	514,872	1,510,701
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	1,012,212
	Daewoong Pharmaceutical Co., Ltd.	3,379	296,249
	DB HiTek Co., Ltd.	9,251	203,389

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DB Insurance Co., Ltd.	133,456	$4,874,483
	DGB Financial Group, Inc.	84,135	365,231
	Dongsuh Cos., Inc.	32,900	466,712
	Doosan Bobcat, Inc.	92,004	1,780,771
	Doosan Co., Ltd.	5,951	198,226
# *	Doosan Fuel Cell Co., Ltd.	51,053	314,310
*	Doosan Heavy Industries & Construction Co., Ltd.	378,754	1,230,376
# *	Doosan Infracore Co., Ltd.	390,720	1,374,669
*	Doosan Solus Co., Ltd.	28,141	767,211
	Douzone Bizon Co., Ltd.	33,863	2,454,118
	E-MART, Inc.	31,648	3,118,617
	Eo Technics Co., Ltd.	2,883	172,084
#	F&F Co., Ltd.	10,001	877,993
	Fila Holdings Corp.	112,043	3,203,362
*	Genexine Co., Ltd.	12,790	693,294
	Grand Korea Leisure Co., Ltd.	41,934	546,526
#	Green Cross Corp.	8,391	1,024,827
	Green Cross Holdings Corp.	7,354	128,193
	GS Engineering & Construction Corp.	164,377	3,432,156
	GS Holdings Corp.	189,684	5,968,483
	GS Home Shopping, Inc.	3,327	348,578
	GS Retail Co., Ltd.	78,136	2,434,607
	Hana Financial Group, Inc.	429,523	9,805,154
# *	Hanall Biopharma Co., Ltd.	29,892	596,402
#	Hanjin Kal Corp.	30,459	2,178,176
	Hankook Tire & Technology Co., Ltd.	186,539	3,272,766
	Hanmi Pharm Co., Ltd.	6,683	1,425,833
	Hanmi Science Co., Ltd.	10,825	254,832
	Hanon Systems	248,636	1,872,915
#	Hanssem Co., Ltd.	14,339	860,123
*	Hanwha Aerospace Co., Ltd.	61,456	1,353,537
	Hanwha Corp.	71,086	1,212,520
	Hanwha Life Insurance Co., Ltd.	642,804	957,749
	Hanwha Solutions Corp.	178,195	2,132,633
# *	Helixmith Co., Ltd.	19,776	1,080,354
	Hite Jinro Co., Ltd.	39,010	1,040,894
# *	HLB, Inc.	26,246	2,057,938
*	HMM Co., Ltd.	141,234	419,609
	Hotel Shilla Co., Ltd.	55,107	3,852,897
*	Hugel, Inc.	1,919	602,085
*	Hyosung Advanced Materials Corp.	478	32,190
	Hyosung Chemical Corp.	583	55,202
#	Hyosung Corp.	17,261	987,781
	Hyosung TNC Co., Ltd.	2,755	294,788
	Hyundai Department Store Co., Ltd.	25,425	1,517,009
	Hyundai Elevator Co., Ltd.	17,365	887,644
	Hyundai Engineering & Construction Co., Ltd.	154,848	4,488,910
	Hyundai Glovis Co., Ltd.	40,508	3,385,599
	Hyundai Greenfood Co., Ltd.	26,645	178,663
#	Hyundai Heavy Industries Holdings Co., Ltd.	13,834	2,762,140
	Hyundai Home Shopping Network Corp.	3,380	199,721
	Hyundai Marine & Fire Insurance Co., Ltd.	236,365	5,111,634
	Hyundai Mipo Dockyard Co., Ltd.	47,025	1,189,680
	Hyundai Mobis Co., Ltd.	37,378	5,284,509
	Hyundai Motor Co.	108,658	8,398,440
# *	Hyundai Rotem Co., Ltd.	56,496	838,423
	Hyundai Steel Co.	135,445	2,409,014
	Hyundai Wia Corp.	17,677	478,907
	Iljin Materials Co., Ltd.	25,261	828,178

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Industrial Bank of Korea	489,000	$3,185,529
	Innocean Worldwide, Inc.	7,758	371,424
#	Kakao Corp.	19,955	3,015,575
	Kangwon Land, Inc.	142,003	2,934,812
	KB Financial Group, Inc.	221,779	6,345,378
	KB Financial Group, Inc., ADR	31,200	877,968
	KCC Corp.	9,439	1,284,703
*	KCC Glass Corp.	1,840	43,555
	KEPCO Plant Service & Engineering Co., Ltd.	40,998	1,095,504
	Kia Motors Corp.	394,487	9,635,224
	KIWOOM Securities Co., Ltd.	30,408	1,866,841
# *	KMW Co., Ltd.	45,444	2,263,961
	Koh Young Technology, Inc.	10,284	685,716
	Kolon Industries, Inc.	40,014	1,013,762
# *	Komipharm International Co., Ltd.	31,752	512,456
	Korea Aerospace Industries, Ltd.	37,044	781,508
*	Korea Electric Power Corp., Sponsored ADR	102,895	988,821
*	Korea Electric Power Corp.	108,108	2,112,931
	Korea Gas Corp.	41,078	907,272
	Korea Investment Holdings Co., Ltd.	100,674	4,168,037
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	42,167	2,860,314
	Korea Zinc Co., Ltd.	12,663	4,024,733
*	Korean Air Lines Co., Ltd.	203,142	3,324,972
	Korean Reinsurance Co.	47,885	331,101
	KT Corp., Sponsored ADR	82,100	805,401
	KT&G Corp.	100,714	6,724,416
	Kumho Petrochemical Co., Ltd.	53,745	3,389,275
*	Kumho Tire Co., Inc.	58,292	146,936
	LEENO Industrial, Inc.	10,832	796,251
	LG Chem, Ltd.	29,305	9,105,448
	LG Corp.	117,876	5,998,058
# *	LG Display Co., Ltd., ADR	646,370	2,908,665
# *	LG Display Co., Ltd.	501,190	4,547,096
	LG Electronics, Inc.	320,927	14,443,342
	LG Household & Health Care, Ltd.	11,748	13,322,183
	LG Innotek Co., Ltd.	47,253	5,119,507
	LG Uplus Corp.	528,937	5,808,291
	Lotte Chemical Corp.	22,335	3,969,050
	Lotte Chilsung Beverage Co., Ltd.	3,309	296,842
	Lotte Confectionery Co., Ltd.	237	24,933
#	Lotte Corp.	56,221	1,855,982
	LOTTE Fine Chemical Co., Ltd.	35,146	1,128,938
#	Lotte Shopping Co., Ltd.	16,661	1,364,406
	LS Corp.	31,852	984,147
	LS Electric Co., Ltd.	33,789	1,088,127
	Macquarie Korea Infrastructure Fund	371,402	3,490,775
	Mando Corp.	124,735	2,433,725
	Medy-Tox, Inc.	7,574	721,340
	Meritz Financial Group, Inc.	111,876	906,692
	Meritz Fire & Marine Insurance Co., Ltd.	189,338	2,153,684
	Meritz Securities Co., Ltd.	773,421	2,081,851
#	Mirae Asset Daewoo Co., Ltd.	468,090	2,157,890
	NAVER Corp.	89,419	14,497,553
	NCSoft Corp.	10,480	5,552,817
# *	Netmarble Corp.	11,029	866,725
	NH Investment & Securities Co., Ltd.	294,421	2,342,932
*	NHN Corp.	17,803	1,114,776
	NongShim Co., Ltd.	3,552	861,033
*	OCI Co., Ltd.	31,214	1,024,373

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Orion Corp.	8,589	$879,950
	Orion Holdings Corp.	57,946	672,126
	Ottogi Corp.	1,318	589,424
*	Pan Ocean Co., Ltd.	431,074	1,219,565
	Paradise Co., Ltd.	63,797	827,505
*	Pearl Abyss Corp.	11,442	1,809,771
#	POSCO, Sponsored ADR	62,343	2,319,783
	POSCO	70,065	10,587,201
	POSCO Chemical Co., Ltd.	20,216	864,087
	Posco International Corp.	165,596	1,924,774
	RFHIC Corp.	11,173	352,406
	S-1 Corp.	27,240	1,937,834
*	Samsung Biologics Co., Ltd.	6,438	3,075,321
	Samsung C&T Corp.	50,541	4,425,602
	Samsung Card Co., Ltd.	53,759	1,329,252
	Samsung Electro-Mechanics Co., Ltd.	66,506	6,217,703
	Samsung Electronics Co., Ltd.	4,912,950	202,008,351
	Samsung Electronics Co., Ltd. US7960508882, GDR	49,401	51,333,104
*	Samsung Engineering Co., Ltd.	275,085	2,596,264
	Samsung Fire & Marine Insurance Co., Ltd.	57,899	9,080,431
*	Samsung Heavy Industries Co., Ltd.	802,340	2,820,336
	Samsung Life Insurance Co., Ltd.	97,743	3,963,940
	Samsung SDI Co., Ltd.	18,807	4,442,887
	Samsung SDS Co., Ltd.	22,002	2,935,141
	Samsung Securities Co., Ltd.	106,651	2,642,635
#	Seegene, Inc.	11,033	830,981
	Seoul Semiconductor Co., Ltd.	43,467	472,059
	SFA Engineering Corp.	31,691	913,592
	Shinhan Financial Group Co., Ltd.	354,020	8,975,321
#	Shinhan Financial Group Co., Ltd., ADR	56,372	1,438,613
#	Shinsegae International, Inc.	2,532	452,884
	Shinsegae, Inc.	18,532	4,020,404
	SK Holdings Co., Ltd.	38,964	5,816,024
	SK Hynix, Inc.	683,251	47,019,660
	SK Innovation Co., Ltd.	68,386	5,516,680
	SK Materials Co., Ltd.	9,016	1,169,493
#	SK Networks Co., Ltd.	438,461	1,943,746
	SK Telecom Co., Ltd.	16,438	2,856,986
	SKC Co., Ltd.	43,408	1,771,241
	S-Oil Corp.	53,859	3,092,308
	Soulbrain Co., Ltd.	19,104	1,149,824
#	Ssangyong Cement Industrial Co., Ltd.	189,600	798,177
	Taekwang Industrial Co., Ltd.	224	147,129
*	WONIK IPS Co., Ltd.	25,087	573,044
	Woori Financial Group, Inc.	688,663	4,769,295
	Young Poong Corp.	273	117,231
	Youngone Corp.	47,262	1,059,557
	Yuhan Corp.	51,735	2,009,928
*	Yungjin Pharmaceutical Co., Ltd.	41,594	169,991

TOTAL SOUTH KOREA			754,800,349

TAIWAN — (16.5%)
#	Accton Technology Corp.	836,000	6,060,219
	Acer, Inc.	4,911,811	2,719,403
	Advantech Co., Ltd.	288,663	2,730,257
	Airtac International Group	163,518	3,133,538
	ASE Technology Holding Co., Ltd., ADR	133,966	582,753
	ASE Technology Holding Co., Ltd.	7,079,782	15,771,711
	Asia Cement Corp.	4,335,758	6,369,663

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Asustek Computer, Inc.	1,051,180	$7,105,596
#	AU Optronics Corp.	15,160,873	3,987,016
	Catcher Technology Co., Ltd.	1,228,429	9,304,727
	Cathay Financial Holding Co., Ltd.	6,613,340	8,824,300
	Chailease Holding Co., Ltd.	2,533,473	9,625,576
	Chang Hwa Commercial Bank, Ltd.	9,130,413	5,970,621
	Cheng Shin Rubber Industry Co., Ltd.	3,306,965	3,801,695
	Chicony Electronics Co., Ltd.	1,182,497	3,330,891
	China Airlines, Ltd.	9,779,536	2,698,880
	China Development Financial Holding Corp.	17,532,121	5,304,664
*	China Life Insurance Co., Ltd.	4,293,933	2,931,986
	China Petrochemical Development Corp.	3,324,300	897,088
	China Steel Corp.	20,917,932	14,010,136
	Chipbond Technology Corp.	1,246,000	2,345,598
	Chroma ATE, Inc.	669,000	3,082,799
	Chunghwa Telecom Co., Ltd., Sponsored ADR	183,296	6,747,126
	Chunghwa Telecom Co., Ltd.	1,462,000	5,373,438
	Compal Electronics, Inc.	10,157,541	6,475,367
	CTBC Financial Holding Co., Ltd.	18,170,175	12,108,468
	Delta Electronics, Inc.	2,917,486	13,607,756
	E Ink Holdings, Inc.	456,000	470,144
	E.Sun Financial Holding Co., Ltd.	16,099,057	14,627,445
#	Eclat Textile Co., Ltd.	389,402	3,887,535
	Eternal Materials Co., Ltd.	808,591	725,012
	Eva Airways Corp.	8,294,758	3,189,994
*	Evergreen Marine Corp. Taiwan, Ltd.	5,774,222	2,137,387
	Far Eastern International Bank	412,653	146,864
	Far Eastern New Century Corp.	6,554,085	5,691,349
	Far EasTone Telecommunications Co., Ltd.	3,371,000	7,508,142
#	Feng TAY Enterprise Co., Ltd.	405,466	2,306,767
	First Financial Holding Co., Ltd.	16,333,297	12,029,030
	Formosa Chemicals & Fibre Corp.	2,743,518	6,949,394
	Formosa Petrochemical Corp.	700,000	2,100,220
	Formosa Plastics Corp.	2,416,153	7,092,001
#	Formosa Sumco Technology Corp.	156,000	772,157
	Formosa Taffeta Co., Ltd.	1,445,000	1,647,612
	Foxconn Technology Co., Ltd.	1,456,627	2,796,857
	Fubon Financial Holding Co., Ltd.	6,629,233	9,373,597
	General Interface Solution Holding, Ltd.	378,000	1,200,794
	Genius Electronic Optical Co., Ltd.	119,695	1,923,911
#	Giant Manufacturing Co., Ltd.	566,506	3,339,313
#	Globalwafers Co., Ltd.	293,000	3,729,020
	Highwealth Construction Corp.	1,681,190	2,453,207
#	Hiwin Technologies Corp.	373,205	3,559,698
	Hon Hai Precision Industry Co., Ltd.	8,462,322	21,747,882
	Hotai Motor Co., Ltd.	330,000	6,092,832
	Hua Nan Financial Holdings Co., Ltd.	10,139,308	6,586,307
#	Innolux Corp.	14,488,241	3,146,906
	Inventec Corp.	5,188,550	4,076,770
	ITEQ Corp.	142,455	687,628
	King’s Town Bank Co., Ltd.	642,000	686,237
	Largan Precision Co., Ltd.	69,860	9,522,864
	Lien Hwa Industrial Holdings Corp.	87,780	126,447
	Lite-On Technology Corp.	4,435,410	6,892,401
#	Macronix International	4,266,074	5,089,722
	MediaTek, Inc.	778,995	10,756,695
	Mega Financial Holding Co., Ltd.	6,981,369	7,022,761
#	Merida Industry Co., Ltd.	184,287	941,143
	Micro-Star International Co., Ltd.	1,591,000	4,935,197

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	momo.com, Inc.	33,000	$532,179
	Nan Ya Plastics Corp.	3,366,599	7,447,776
	Nanya Technology Corp.	2,103,010	4,514,282
	Nien Made Enterprise Co., Ltd.	368,000	2,823,720
	Novatek Microelectronics Corp.	1,221,000	7,593,348
	Parade Technologies, Ltd.	86,000	2,113,678
	Pegatron Corp.	4,039,345	8,861,947
	Phison Electronics Corp.	298,000	2,827,890
	Pou Chen Corp.	5,223,487	4,918,926
	Powertech Technology, Inc.	2,453,819	8,205,720
	Poya International Co., Ltd.	55,275	923,819
	President Chain Store Corp.	659,831	6,823,132
	Qisda Corp.	3,185,000	1,795,758
	Quanta Computer, Inc.	3,969,000	8,575,687
	Radiant Opto-Electronics Corp.	865,000	2,838,928
#	Realtek Semiconductor Corp.	451,950	3,870,194
	Ruentex Development Co., Ltd.	428,230	637,339
	Ruentex Industries, Ltd.	220,109	504,113
#	Shin Kong Financial Holding Co., Ltd.	17,116,242	4,872,774
#	Silergy Corp.	80,000	3,178,267
	Simplo Technology Co., Ltd.	338,000	3,510,329
	Sino-American Silicon Products, Inc.	1,508,000	4,454,308
	SinoPac Financial Holdings Co., Ltd.	14,729,623	5,995,167
	Standard Foods Corp.	839,418	1,891,918
	Synnex Technology International Corp.	2,227,343	2,972,594
#	TA Chen Stainless Pipe	1,806,000	1,604,486
	Taichung Commercial Bank Co., Ltd.	1,425,688	546,089
	Taishin Financial Holding Co., Ltd.	16,966,307	7,216,321
	Taiwan Business Bank	9,860,462	3,571,940
#	Taiwan Cement Corp.	9,177,565	13,241,164
	Taiwan Cooperative Financial Holding Co., Ltd.	12,723,570	8,544,042
	Taiwan FamilyMart Co., Ltd.	78,000	579,953
	Taiwan Fertilizer Co., Ltd.	592,000	912,358
	Taiwan Glass Industry Corp.	1,332,374	400,616
	Taiwan High Speed Rail Corp.	1,960,000	2,238,530
	Taiwan Mobile Co., Ltd.	1,977,300	7,124,428
	Taiwan Secom Co., Ltd.	432,670	1,279,776
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,261,386	67,017,438
	Taiwan Semiconductor Manufacturing Co., Ltd.	21,917,808	221,102,370
# *	Tatung Co., Ltd.	2,514,000	1,806,432
	Teco Electric and Machinery Co., Ltd.	3,167,000	2,849,842
	Tripod Technology Corp.	893,870	3,158,398
	Unimicron Technology Corp.	3,158,000	4,472,744
	Uni-President Enterprises Corp.	5,022,033	11,693,231
	United Microelectronics Corp.	22,539,000	11,660,890
	Vanguard International Semiconductor Corp.	1,903,000	4,414,993
	Voltronic Power Technology Corp.	102,117	2,424,092
#	Walsin Lihwa Corp.	4,225,000	1,853,812
#	Walsin Technology Corp.	1,016,000	7,195,474
	Wan Hai Lines, Ltd.	1,467,800	827,236
#	Win Semiconductors Corp.	338,034	3,021,878
	Winbond Electronics Corp.	7,437,407	3,451,151
*	Wintek Corp.	604,760	6,978
	Wistron Corp.	7,090,699	6,649,243
	WPG Holdings, Ltd.	3,636,039	4,736,585
#	Yageo Corp.	540,682	6,995,526
	Yuanta Financial Holding Co., Ltd.	14,821,806	8,448,117
	Zhen Ding Technology Holding, Ltd.	1,020,700	3,662,596

TOTAL TAIWAN			880,263,036

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (2.8%)
	Advanced Info Service PCL	1,478,300	$9,046,620
	AEON Thana Sinsap Thailand PCL	4,400	17,883
	Airports of Thailand PCL	4,046,800	7,785,916
	B Grimm Power PCL	1,087,900	1,504,668
	Bangkok Bank PCL	207,800	667,940
	Bangkok Bank PCL	493,400	1,585,956
	Bangkok Dusit Medical Services PCL, Class F	8,356,100	5,371,871
	Bangkok Expressway & Metro PCL	10,921,599	3,189,897
	Banpu PCL	8,005,550	1,447,457
	Banpu Power PCL	476,900	229,938
	Berli Jucker PCL	1,771,800	2,204,140
	BTS Group Holdings PCL	4,387,200	1,559,351
	Bumrungrad Hospital PCL	811,000	2,945,217
	Carabao Group PCL, Class F	771,000	1,882,522
	Central Pattana PCL	1,713,700	2,595,311
*	Central Retail Corp. PCL	293,550	335,693
	Charoen Pokphand Foods PCL	8,240,700	6,876,801
	CP ALL PCL	5,689,600	12,485,291
	Delta Electronics Thailand PCL	195,100	269,842
	Electricity Generating PCL	182,600	1,614,081
	Energy Absolute PCL	2,036,000	2,532,808
	Global Power Synergy PCL, Class F	398,000	867,223
	Home Product Center PCL	6,546,913	2,751,909
	Indorama Ventures PCL	3,517,600	3,125,668
	Intouch Holdings PCL	736,586	1,217,968
	Intouch Holdings PCL, Class F	625,800	1,034,780
	IRPC PCL	20,877,600	1,729,314
	Jasmine International PCL	9,445,200	1,156,019
	Kasikornbank PCL	990,400	2,640,148
	Kasikornbank PCL	164,300	437,981
	Kiatnakin Bank PCL	578,100	754,898
	Krung Thai Bank PCL	4,446,087	1,511,573
	Krungthai Card PCL	1,730,600	1,818,588
	Land & Houses PCL	7,526,900	1,721,498
	Land & Houses PCL	1,091,740	249,695
	Minor International PCL	5,336,670	3,480,258
	MK Restaurants Group PCL	769,500	1,308,067
*	Muangthai Capital PCL	1,364,300	2,002,913
	Osotspa PCL	575,200	737,778
	Pruksa Holding PCL	289,300	97,462
	PTT Exploration & Production PCL	1,864,655	4,869,830
	PTT Global Chemical PCL	3,066,972	3,578,371
	PTT PCL	12,635,600	13,863,817
	Ratch Group PCL	934,400	1,920,494
	Siam Cement PCL (The)	370,900	3,966,354
	Siam Cement PCL (The)	223,000	2,384,732
	Siam City Cement PCL	116,367	429,790
	Siam Commercial Bank PCL (The)	769,066	1,628,219
	Siam Global House PCL	4,681,855	1,953,486
	Srisawad Corp. PCL	2,010,972	3,340,743
	Supalai PCL	18,800	8,658
	Thai Oil PCL	1,922,500	2,436,177
	Thai Union Group PCL, Class F	8,058,040	3,262,566
	Thanachart Capital PCL	774,000	879,138
	Tisco Financial Group PCL	541,000	1,228,975
	TMB Bank PCL	36,078,867	1,070,490
	TOA Paint Thailand PCL	1,010,000	1,170,607
	Total Access Communication PCL	1,066,300	1,392,402
	Total Access Communication PCL	1,135,400	1,482,635

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	True Corp. PCL	37,442,231	$3,865,154
	TTW PCL	1,909,600	790,871
	VGI PCL	2,350,500	606,604
	WHA Corp. PCL	12,666,300	1,072,652

TOTAL THAILAND			151,995,708

TURKEY — (0.7%)
*	Akbank T.A.S.	1,694,509	1,430,505
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	657,897
# *	Arcelik A.S.	371,451	871,941
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	318,807	1,240,215
#	BIM Birlesik Magazalar A.S.	520,367	4,131,870
	Coca-Cola Icecek A.S.	226,335	1,197,374
	Enerjisa Enerji A.S.	246,453	271,431
	Enka Insaat ve Sanayi A.S.	855,647	741,256
	Eregli Demir ve Celik Fabrikalari TAS	2,381,527	2,745,655
	Ford Otomotiv Sanayi A.S.	89,668	809,161
	KOC Holding A.S.	319,003	699,971
*	Koza Altin Isletmeleri A.S.	67,645	689,457
*	Petkim Petrokimya Holding A.S.	1,890,900	961,032
	Soda Sanayii A.S.	477,309	399,357
	TAV Havalimanlari Holding A.S.	481,435	1,254,078
	Tekfen Holding A.S.	423,774	865,002
	Tofas Turk Otomobil Fabrikasi A.S.	246,939	789,052
# *	Tupras Turkiye Petrol Rafinerileri A.S.	133,268	1,730,631
# *	Turk Hava Yollari AO	1,606,643	2,458,126
*	Turk Telekomunikasyon A.S.	562,814	594,622
	Turkcell Iletisim Hizmetleri A.S.	1,484,901	2,958,173
*	Turkiye Garanti Bankasi A.S.	1,991,110	2,377,247
*	Turkiye Halk Bankasi A.S.	769,867	573,129
*	Turkiye Is Bankasi A.S., Class C	2,034,740	1,444,377
	Turkiye Sise ve Cam Fabrikalari A.S.	1,129,977	784,975
*	Turkiye Vakiflar Bankasi TAO, Class D	1,370,696	889,116
*	Ulker Biskuvi Sanayi A.S.	220,913	749,882
*	Yapi ve Kredi Bankasi A.S.	4,096,791	1,233,360

TOTAL TURKEY			35,548,892

UNITED ARAB EMIRATES — (0.0%)
	Abu Dhabi Commercial Bank PJSC	204,497	245,772
	Emirates Telecommunications Group Co. PJSC	63,375	266,322
	First Abu Dhabi Bank PJSC	8,439	26,316

TOTAL UNITED ARAB EMIRATES			538,410

TOTAL COMMON STOCKS			5,173,617,850

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
	Alpargatas SA	122,900	619,031
*	AZUL SA	12,400	39,677
	Banco Bradesco SA	2,283,454	8,041,366
	Braskem SA, Class A	88,139	342,643
	Centrais Eletricas Brasileiras SA, Class B	150,746	771,763
	Cia de Transmissao de Energia Eletrica Paulista	122,300	436,986
	Cia Energetica de Minas Gerais	1,091,330	1,910,565
	Cia Paranaense de Energia	86,999	870,326
	Gerdau SA	1,560,921	3,369,906
	Itau Unibanco Holding SA	4,059,008	16,996,196

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Lojas Americanas SA	651,281	$2,979,803
	Petroleo Brasileiro SA BRPETRACNPR6	3,525,848	11,703,333
	Telefonica Brasil SA	282,462	2,371,208

TOTAL BRAZIL			50,452,803

CHILE — (0.0%)
	Embotelladora Andina SA, Class B	430,906	1,029,137

COLOMBIA — (0.0%)
	Banco Davivienda SA	124,127	900,462
	Grupo Argos SA	45,967	94,047
	Grupo Aval Acciones y Valores SA	3,126,389	667,289
	Grupo de Inversiones Suramericana SA	135,078	644,171

TOTAL COLOMBIA			2,305,969

SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	1,205	38,301
	CJ Corp.	6,654	313,277

TOTAL SOUTH KOREA			351,578

TOTAL PREFERRED STOCKS			54,139,487

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	25,976	0

SOUTH KOREA — (0.0%)
# *	HLB, Inc. Rights 05/29/20	2,621	37,214

TAIWAN — (0.0%)
*	Shin kong Financial Holdings Co., Ltd. Rights 05/06/20	426,520	10,614

TOTAL RIGHTS/WARRANTS			47,828

TOTAL INVESTMENT SECURITIES (Cost $4,216,507,462)			5,227,805,165

			Value
SECURITIES LENDING COLLATERAL — (2.1%)
@ §	The DFA Short Term Investment Fund	9,785,654	113,229,798

TOTAL INVESTMENTS — (100.0%) (Cost $4,329,711,711)			$5,341,034,963

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE EMERGING MARKETS SERIES

CONTINUED

As of April 30, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,073,892	$29,441,750	$2,367,858
S&P 500® Emini Index	407	06/19/20	52,734,735	59,063,840	6,329,105

Total Futures Contracts			$79,808,627	$88,505,590	$8,696,963

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$226,414,927	—	—	$226,414,927
Chile	43,561,794	—	—	43,561,794
China	407,671,161	$1,174,775,864	—	1,582,447,025
Colombia	13,457,692	—	—	13,457,692
Czech Republic	—	5,175,884	—	5,175,884
Egypt	11,776	5,710,032	—	5,721,808
Greece	—	14,600,465	—	14,600,465
Hungary	—	19,309,144	—	19,309,144
India	30,877,440	575,995,484	—	606,872,924
Indonesia	2,736,495	105,176,469	—	107,912,964
Malaysia	—	126,260,323	—	126,260,323
Mexico	133,142,825	—	—	133,142,825
Peru	9,106,694	—	—	9,106,694
Philippines	3,019,203	54,459,677	—	57,478,880
Poland	—	53,217,670	—	53,217,670
Qatar	—	449,578	—	449,578
Russia	15,797,855	67,462,594	—	83,260,449
Saudi Arabia	—	4,263,526	—	4,263,526
South Africa	67,292,074	190,524,809	—	257,816,883
South Korea	9,339,251	745,461,098	—	754,800,349
Taiwan	74,347,317	805,915,719	—	880,263,036
Thailand	151,995,708	—	—	151,995,708
Turkey	—	35,548,892	—	35,548,892
United Arab Emirates	—	538,410	—	538,410
Preferred Stocks
Brazil	50,452,803	—	—	50,452,803
Chile	1,029,137	—	—	1,029,137
Colombia	2,305,969	—	—	2,305,969
South Korea	—	351,578	—	351,578
Rights/Warrants
South Korea	—	37,214	—	37,214
Taiwan	—	10,614	—	10,614
Securities Lending Collateral	—	113,229,798	—	113,229,798
Futures Contracts**	8,696,963	—	—	8,696,963

TOTAL	$1,251,257,084	$4,098,474,842	—	$5,349,731,926

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (14.5%)
	Activision Blizzard, Inc.	496,359	$31,632,959
# *	AMC Networks, Inc., Class A	6,800	162,180
	AT&T, Inc.	7,109,251	216,618,878
	ATN International, Inc.	684	42,490
	Beasley Broadcast Group, Inc., Class A	9,471	23,488
# *	Cars.com, Inc.	39,542	204,828
	CenturyLink, Inc.	539,862	5,733,334
*	Charter Communications, Inc., Class A	339,394	168,078,091
	Cinemark Holdings, Inc.	44,247	631,847
	Comcast Corp., Class A	6,410,970	241,244,801
#	Consolidated Communications Holdings, Inc.	10,700	67,089
# *	Discovery, Inc., Class B	3,541	126,591
*	Discovery, Inc., Class C	136,284	2,781,556
*	DISH Network Corp., Class A	83,975	2,100,635
	Entravision Communications Corp., Class A	38,094	55,617
	EW Scripps Co. (The), Class A	81,265	655,809
	Fox Corp., Class A	211,170	5,462,968
*	Fox Corp., Class B	104,154	2,662,176
#	Gannett Co., Inc.	53,152	60,062
*	GCI Liberty, Inc., Class A	123,145	7,490,910
*	GCI Liberty, Inc., Class B	1,686	106,471
*	Gray Television, Inc.	54,374	631,282
*	Hemisphere Media Group, Inc.	18,877	175,179
*	IAC/InterActiveCorp.	79,415	17,747,664
*	IMAX Corp.	18,300	210,450
	Interpublic Group of Cos., Inc. (The)	30,820	523,324
*	Iridium Communications, Inc.	51,500	1,159,007
	John Wiley & Sons, Inc., Class A	28,891	1,084,857
*	Liberty Broadband Corp.	1,905	228,505
*	Liberty Broadband Corp., Class A	24,095	2,891,882
*	Liberty Broadband Corp., Class C	67,601	8,293,291
# *	Liberty Latin America, Ltd., Class A	4,700	50,290
*	Liberty Latin America, Ltd., Class C	2,660	27,504
# *	Liberty Media Corp.-Liberty Braves, Class A	7,613	157,132
*	Liberty Media Corp.-Liberty Braves, Class B	762	15,964
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	339,541
# *	Liberty Media Corp.-Liberty Formula One, Class A	17,043	515,551
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	1,429,526
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	3,249,071
*	Liberty Media Corp.-Liberty SiriusXM, Class B	6,114	216,374
# *	Liberty Media Corp.-Liberty SiriusXM, Class C	208,010	7,086,901
*	Lions Gate Entertainment Corp., Class B	1	7
*	Madison Square Garden Entertainment Corp.	9,852	814,760
*	Madison Square Garden Sports C	9,852	1,687,845
	Marcus Corp. (The)	20,599	299,509
# *	Meet Group, Inc. (The)	83,800	517,046
#	Meredith Corp.	44,176	655,130
# *	MSG Networks, Inc., Class A	29,558	351,149
	News Corp., Class A	402,247	3,986,268
	News Corp., Class B	99,903	1,021,009
#	Nexstar Media Group, Inc., Class A	51,781	3,626,741
*	ORBCOMM, Inc.	45,543	120,233
# *	Reading International, Inc., Class A	8,800	37,532
	Saga Communications, Inc., Class A	8,693	244,447

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Salem Media Group, Inc.	10,922	$9,427
	Scholastic Corp.	31,200	906,984
#	Sinclair Broadcast Group, Inc., Class A	37,347	659,175
	Spok Holdings, Inc.	9,322	95,644
	TEGNA, Inc.	184,139	1,973,970
	Telephone and Data Systems, Inc.	90,571	1,777,003
*	T-Mobile US, Inc.	268,988	23,617,146
#	Tribune Publishing Co.	900	7,713
	TripAdvisor, Inc.	17,950	358,461
*	United States Cellular Corp.	12,191	388,040
#	ViacomCBS, Inc., Class A	14,300	280,709
*	Vonage Holdings Corp.	85,934	718,408
	Walt Disney Co. (The)	498,015	53,860,322
# *	Zillow Group, Inc., Class A	26,410	1,149,891
# *	Zillow Group, Inc., Class C	65,484	2,878,677
*	Zynga, Inc., Class A	640,800	4,831,632

TOTAL COMMUNICATION SERVICES			838,850,953

CONSUMER DISCRETIONARY — (5.4%)
# *	1-800-Flowers.com, Inc., Class A	44,330	850,693
	Aaron’s, Inc.	75,999	2,425,128
	Acushnet Holdings Corp.	2,067	56,636
*	Adtalem Global Education, Inc.	59,964	1,905,056
	Advance Auto Parts, Inc.	20,070	2,426,664
*	American Axle & Manufacturing Holdings, Inc.	91,765	396,425
#	American Eagle Outfitters, Inc.	173,750	1,381,312
*	American Outdoor Brands Corp.	64,307	608,666
	Aramark	220,783	6,029,584
# *	Asbury Automotive Group, Inc.	6,182	417,285
	Autoliv, Inc.	53,413	3,205,848
*	AutoNation, Inc.	58,352	2,173,028
# *	Barnes & Noble Education, Inc.	20,210	36,176
	Bassett Furniture Industries, Inc.	2,900	19,836
*	Beazer Homes USA, Inc.	4,326	30,455
	Best Buy Co., Inc.	15,363	1,178,803
#	Big 5 Sporting Goods Corp.	10,801	14,797
*	Biglari Holdings, Inc., Class B	8	560
#	BJ’s Restaurants, Inc.	20,458	447,212
# *	Boot Barn Holdings, Inc.	32,500	599,950
	BorgWarner, Inc.	203,984	5,827,823
	Brunswick Corp.	63,040	3,008,269
# *	Build-A-Bear Workshop, Inc.	25,874	65,720
# *	Caesars Entertainment Corp.	362,380	3,500,591
	Caleres, Inc.	74,697	605,793
	Callaway Golf Co.	108,543	1,554,336
#	Canterbury Park Holding Corp.	2,755	27,495
*	Capri Holdings, Ltd.	129,788	1,979,267
#	Carnival Corp.	489,649	7,785,419
	Carriage Services, Inc.	20,916	314,158
# *	Carrols Restaurant Group, Inc.	35,900	131,035
*	Cavco Industries, Inc.	7,600	1,175,568
*	Century Communities, Inc.	14,709	315,067
	Chico’s FAS, Inc.	32,500	48,750
# *	Chuy’s Holdings, Inc.	16,443	275,585
	Citi Trends, Inc.	5,815	66,058
#	Columbia Sportswear Co.	1,785	130,109
# *	Conn’s, Inc.	25,450	172,042
	Cooper Tire & Rubber Co.	55,558	1,177,274
	Core-Mark Holding Co., Inc.	96,236	2,765,823

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Culp, Inc.	10,036	$71,356
	Dana, Inc.	112,665	1,295,647
*	Deckers Outdoor Corp.	9,229	1,372,906
*	Delta Apparel, Inc.	7,532	97,012
#	Designer Brands, Inc., Class A	75,552	479,755
#	Dick’s Sporting Goods, Inc.	83,076	2,441,604
#	Dillard’s, Inc., Class A	117,206	3,455,233
# *	Dorman Products, Inc.	9,311	587,338
	DR Horton, Inc.	225,681	10,656,657
	Educational Development Corp.	3,358	16,790
*	El Pollo Loco Holdings, Inc.	4,415	53,995
	Escalade, Inc.	277	2,368
	Ethan Allen Interiors, Inc.	23,817	269,370
	Expedia Group, Inc.	30,369	2,155,592
	Extended Stay America, Inc.	90,395	982,594
*	Fiesta Restaurant Group, Inc.	10,900	79,297
*	Flanigan’s Enterprises, Inc.	865	12,110
	Flexsteel Industries, Inc.	2,068	19,853
	Foot Locker, Inc.	102,986	2,639,531
	Ford Motor Co.	2,868,969	14,603,052
*	Fossil Group, Inc.	600	2,376
#	GameStop Corp., Class A	104,752	600,229
	Gap, Inc. (The)	149,047	1,210,262
	General Motors Co.	1,095,598	24,420,879
*	Genesco, Inc.	6,456	122,212
	Gentex Corp.	145,810	3,534,434
*	Gentherm, Inc.	37,081	1,388,313
# *	G-III Apparel Group, Ltd.	31,225	353,779
	Goodyear Tire & Rubber Co. (The)	267,257	1,916,233
	Graham Holdings Co., Class B	5,780	2,254,258
*	Green Brick Partners, Inc.	2,594	23,113
#	Group 1 Automotive, Inc.	57,936	3,278,598
#	Guess?, Inc.	70,100	655,435
	Hamilton Beach Brands Holding Co., Class A	10,413	137,347
#	Harley-Davidson, Inc.	3,372	73,611
	Haverty Furniture Cos., Inc.	33,479	452,971
# *	Helen of Troy, Ltd.	61,653	10,128,355
# *	Hibbett Sports, Inc.	20,800	320,944
	Hooker Furniture Corp.	14,814	222,062
*	Houghton Mifflin Harcourt Co.	32,600	52,160
#	Hyatt Hotels Corp., Class A	14,601	821,452
#	International Game Technology P.L.C.	7,100	53,534
*	J Alexander’s Holdings, Inc.	2,666	14,103
	Johnson Outdoors, Inc., Class A	15,588	1,065,596
*	K12, Inc.	3,100	70,401
	KB Home	30,800	808,192
	Kohl’s Corp.	144,069	2,659,514
# *	Lakeland Industries, Inc.	9,887	134,661
*	Laureate Education, Inc., Class A	17,544	166,142
	La-Z-Boy, Inc.	56,332	1,320,985
	LCI Industries	10,111	876,826
	Lear Corp.	51,273	5,006,808
	Lennar Corp., Class A	224,100	11,220,687
	Lennar Corp., Class B	12,506	477,104
	Lifetime Brands, Inc.	16,431	93,657
	Lithia Motors, Inc., Class A	34,933	3,862,192
*	LKQ Corp.	208,413	5,450,000
*	M/I Homes, Inc.	37,930	965,698
#	Macy’s, Inc.	337,455	1,977,486

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	MarineMax, Inc.	29,164	$420,253
	Marriott Vacations Worldwide Corp.	11,331	940,473
»	Media General, Inc.	25,196	2,381
# *	Meritage Homes Corp.	28,156	1,479,879
	MGM Resorts International	227,871	3,835,069
*	Modine Manufacturing Co.	14,650	67,829
*	Mohawk Industries, Inc.	98,740	8,661,473
*	Monarch Casino & Resort, Inc.	1,103	36,774
#	Monro, Inc.	3,100	172,019
# *	Motorcar Parts of America, Inc.	17,638	250,989
	Movado Group, Inc.	21,998	226,799
*	Murphy USA, Inc.	34,678	3,703,610
	Newell Brands, Inc.	126,940	1,761,927
# *	Norwegian Cruise Line Holdings, Ltd.	80,215	1,315,526
	Office Depot, Inc.	549,015	1,218,813
	Oxford Industries, Inc.	11,400	477,888
#	Penske Automotive Group, Inc.	43,845	1,577,543
*	Perdoceo Education Corp.	78,974	1,026,662
*	Potbelly Corp.	25,202	86,947
	PulteGroup, Inc.	275,833	7,797,799
	PVH Corp.	57,171	2,814,528
*	Qurate Retail, Inc.	620,725	4,999,940
	Ralph Lauren Corp.	36,864	2,719,826
	RCI Hospitality Holdings, Inc.	12,026	150,686
# *	Red Robin Gourmet Burgers, Inc.	31,175	456,090
# *	Regis Corp.	22,062	274,010
	Rocky Brands, Inc.	8,729	187,237
#	Royal Caribbean Cruises, Ltd.	322,500	15,083,325
*	Shiloh Industries, Inc.	15,461	17,162
	Shoe Carnival, Inc.	32,650	771,193
*	Skechers U.S.A., Inc., Class A	146,140	4,118,225
#	Sonic Automotive, Inc., Class A	22,800	488,604
# *	Sportsman’s Warehouse Holdings, Inc.	21,200	151,792
*	Stamps.com, Inc.	15,800	2,500,666
	Standard Motor Products, Inc.	37,342	1,519,446
	Steven Madden, Ltd.	35,225	883,091
# *	Stoneridge, Inc.	25,661	513,990
	Strategic Education, Inc.	123	19,594
	Strattec Security Corp.	5,224	85,151
	Superior Group of Cos, Inc.	17,956	156,576
	Superior Industries International, Inc.	3,408	4,805
*	Tandy Leather Factory, Inc.	9,974	39,597
	Tapestry, Inc.	236,819	3,523,867
	Target Corp.	259,962	28,528,230
#	Thor Industries, Inc.	38,190	2,528,178
	Tilly’s, Inc., Class A	18,598	109,542
	Toll Brothers, Inc.	126,380	3,035,648
*	TopBuild Corp.	35,100	3,270,969
*	Unifi, Inc.	41,401	428,500
*	Universal Electronics, Inc.	15,506	640,088
# *	Urban Outfitters, Inc.	60,570	1,050,284
#	Whirlpool Corp.	50,924	5,690,248
	Winnebago Industries, Inc.	27,135	1,203,980
	Wolverine World Wide, Inc.	28,683	587,715
	Wyndham Hotels & Resorts, Inc.	47,600	1,794,996
# *	ZAGG, Inc.	30,497	100,640
*	Zumiez, Inc.	2,800	59,192

TOTAL CONSUMER DISCRETIONARY			310,183,229

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (7.2%)
	Alico, Inc.	960	$28,138
	Andersons, Inc. (The)	30,460	516,906
	Archer-Daniels-Midland Co.	750,362	27,868,445
	Bunge, Ltd.	114,694	4,549,911
#	Cal-Maine Foods, Inc.	1,523	63,220
	Casey’s General Stores, Inc.	26,905	4,073,686
*	Central Garden & Pet Co.	25,184	829,561
*	Central Garden & Pet Co., Class A	48,121	1,463,360
	Conagra Brands, Inc.	144,700	4,838,768
	Constellation Brands, Inc., Class B	3,479	549,108
	Coty, Inc., Class A	229,558	1,251,091
# *	Craft Brew Alliance, Inc.	9,754	147,285
*	Darling Ingredients, Inc.	173,938	3,581,383
*	Farmer Bros Co.	7,800	72,072
	Flowers Foods, Inc.	44,317	987,383
	Fresh Del Monte Produce, Inc.	39,437	1,124,349
# *	Hain Celestial Group, Inc. (The)	87,292	2,255,625
#	Ingles Markets, Inc., Class A	11,437	466,973
	Ingredion, Inc.	62,317	5,060,140
	JM Smucker Co. (The)	108,204	12,433,722
	John B. Sanfilippo & Son, Inc.	10,428	856,452
	Kroger Co. (The)	285,863	9,036,129
*	Landec Corp.	37,056	413,174
	Limoneira Co.	6,194	82,690
	Molson Coors Beverage Co., Class B	133,800	5,487,138
	Molson Coors Brewing Co., Class A	1,727	104,958
	Mondelez International, Inc., Class A	2,081,099	107,051,733
	Natural Grocers by Vitamin Cottage, Inc.	1,000	11,270
*	Nature’s Sunshine Products, Inc.	1,029	9,055
	Nu Skin Enterprises, Inc., Class A	3,097	90,463
	Oil-Dri Corp. of America	5,047	188,707
*	Performance Food Group Co.	50,855	1,492,594
*	Pilgrim’s Pride Corp.	7,900	173,800
*	Post Holdings, Inc.	72,415	6,651,318
	PriceSmart, Inc.	4,262	270,808
	Sanderson Farms, Inc.	22,700	3,090,378
	Seaboard Corp.	1,812	5,456,113
*	Seneca Foods Corp., Class A	6,301	226,710
*	Seneca Foods Corp., Class B	300	11,403
*	Simply Good Foods Co. (The)	8,033	151,422
	SpartanNash Co.	33,983	582,808
	Spectrum Brands Holdings, Inc.	6,675	287,426
	Tyson Foods, Inc., Class A	405,030	25,188,816
*	United Natural Foods, Inc.	2,700	28,728
	Universal Corp.	22,290	1,078,167
*	US Foods Holding Corp.	208,373	4,480,020
	Village Super Market, Inc., Class A	1,900	45,657
	Walgreens Boots Alliance, Inc.	659,669	28,557,071
	Walmart, Inc.	1,173,687	142,661,655
#	Weis Markets, Inc.	11,602	580,448

TOTAL CONSUMER STAPLES			416,508,237

ENERGY — (7.1%)
	Adams Resources & Energy, Inc.	6,004	167,722
#	Apache Corp.	162,008	2,119,065
#	Arch Coal, Inc., Class A	17,190	501,776
	Archrock, Inc.	69,200	332,852
# *	Bonanza Creek Energy, Inc.	6,200	108,252
	Chevron Corp.	1,350,819	124,275,348

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Cimarex Energy Co.	79,704	$2,026,076
*	CNX Resources Corp.	154,203	1,634,552
	ConocoPhillips	1,439,649	60,609,223
# *	CONSOL Energy, Inc.	3,800	28,842
# *	Dawson Geophysical Co.	21,211	26,938
#	Delek US Holdings, Inc.	82,793	1,933,217
	Devon Energy Corp.	87,794	1,094,791
	DMC Global, Inc.	372	9,601
*	Dorian LPG, Ltd.	13,596	129,017
# *	Earthstone Energy, Inc., Class A	8,400	19,404
*	Era Group, Inc.	10,058	51,497
	Evolution Petroleum Corp.	17,727	52,649
*	Exterran Corp.	35,500	241,400
	Exxon Mobil Corp.	620,038	28,813,166
#	Green Plains, Inc.	21,234	124,644
#	Hallador Energy Co.	14,700	11,197
	Halliburton Co.	666,057	6,993,598
#	Helmerich & Payne, Inc.	62,000	1,225,740
	Hess Corp.	146,488	7,125,176
	HollyFrontier Corp.	146,260	4,832,430
	International Seaways, Inc.	12	290
	Kinder Morgan, Inc.	574,540	8,750,244
	Kosmos Energy, Ltd.	26,900	44,385
	Marathon Oil Corp.	467,019	2,858,156
	Marathon Petroleum Corp.	1,004,662	32,229,557
*	Matrix Service Co.	29,245	305,318
#	Murphy Oil Corp.	28,000	332,080
#	Nabors Industries, Ltd.	640	9,427
	NACCO Industries, Inc., Class A	6,832	240,145
*	Natural Gas Services Group, Inc.	10,028	63,678
*	Newpark Resources, Inc.	73,721	112,793
*	NexTier Oilfield Solutions, Inc.	1,400	3,248
	Noble Energy, Inc.	74,800	733,788
	Panhandle Oil and Gas, Inc., Class A	10,414	45,093
	Parsley Energy, Inc., Class A	81,213	767,463
	Patterson-UTI Energy, Inc.	1,400	5,166
# *	PDC Energy, Inc.	21,789	283,039
	Phillips 66	775,455	56,740,042
	Pioneer Natural Resources Co.	111,950	9,998,254
*	ProPetro Holding Corp.	5,764	24,439
*	REX American Resources Corp.	4,050	240,894
*	SEACOR Holdings, Inc.	18,204	514,445
*	SEACOR Marine Holdings, Inc.	12,678	39,682
	SFL Corp., Ltd.	12,481	140,910
# *	SilverBow Resources, Inc.	3,019	16,333
	SM Energy Co.	24,900	100,845
# *	Southwestern Energy Co.	377,255	1,218,534
	Targa Resources Corp.	26,979	349,648
*	TETRA Technologies, Inc.	31,400	15,270
	Valero Energy Corp.	605,899	38,383,702
	Williams Cos., Inc. (The)	352,897	6,835,615
	World Fuel Services Corp.	28,812	720,300

TOTAL ENERGY			406,610,956

FINANCIALS — (19.0%)
	1st Constitution Bancorp	692	8,788
	1st Source Corp.	45,305	1,573,443
	Affiliated Managers Group, Inc.	31,797	2,224,518
	Aflac, Inc.	337,222	12,558,147

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Alleghany Corp.	3,115	$1,662,507
	Allstate Corp. (The)	169,260	17,217,127
	American Equity Investment Life Holding Co.	89,529	1,881,900
	American Financial Group, Inc.	156,083	10,338,938
	American International Group, Inc.	169,239	4,303,748
	American National Insurance Co.	22,561	1,816,161
	Ameris Bancorp	6,370	161,989
	AmeriServ Financial, Inc.	30,968	98,788
*	Arch Capital Group, Ltd.	9,282	223,046
	Argo Group International Holdings, Ltd.	59,381	2,099,712
	Associated Banc-Corp.	34,231	484,026
	Assurant, Inc.	65,820	6,992,717
	Assured Guaranty, Ltd.	122,989	3,656,463
*	Asta Funding, Inc.	885	10,257
*	Athene Holding, Ltd., Class A	94,140	2,541,780
	Atlantic Union Bankshares Corp.	68,946	1,645,741
*	Atlanticus Holdings Corp.	12,567	202,329
	Axis Capital Holdings, Ltd.	8,510	311,466
	Banc of California, Inc.	4,100	42,722
*	Bancorp, Inc. (The)	14,759	102,870
	BancorpSouth Bank	52,027	1,138,871
	Bank of America Corp.	5,929,137	142,595,745
	Bank of New York Mellon Corp. (The)	491,755	18,460,483
	Bank OZK	52,132	1,179,226
	BankFinancial Corp.	16,687	138,001
	BankUnited, Inc.	42,709	846,065
	Banner Corp.	40,520	1,557,184
	Bar Harbor Bankshares	2,733	50,233
	BCB Bancorp, Inc.	1,059	10,717
*	Berkshire Hathaway, Inc., Class B	171,479	32,128,305
	Berkshire Hills Bancorp, Inc.	33,464	570,227
*	Blucora, Inc.	57,127	803,777
#	BOK Financial Corp.	26,900	1,393,151
	Boston Private Financial Holdings, Inc.	14,600	110,960
	Brookline Bancorp, Inc.	90,600	925,026
	Cadence BanCorp	25,884	171,352
*	Cannae Holdings, Inc.	15,438	487,069
	Capital City Bank Group, Inc.	14,283	314,797
	Capital One Financial Corp.	333,920	21,624,659
	Carolina Financial Corp.	1,153	39,006
	Cathay General Bancorp	85,940	2,399,445
#	CCUR Holdings, Inc.	11,740	40,797
	CenterState Bank Corp.	22,895	398,144
	Century Bancorp, Inc., Class A	295	22,034
	Chemung Financial Corp.	300	7,350
	Chubb, Ltd.	64,312	6,946,339
	Cincinnati Financial Corp.	12,284	808,287
	CIT Group, Inc.	60,259	1,143,716
	Citigroup, Inc.	1,441,183	69,983,846
	Citizens Community Bancorp, Inc.	10,355	79,734
	Citizens Financial Group, Inc.	2,265	50,713
	CME Group, Inc.	46,028	8,202,650
	CNA Financial Corp.	51,474	1,625,549
	CNO Financial Group, Inc.	301,264	4,235,772
	Codorus Valley Bancorp, Inc.	165	2,318
#	Columbia Banking System, Inc.	69,936	1,887,573
	Comerica, Inc.	47,590	1,658,987
	Community Bankers Trust Corp.	5,917	33,076
	Community Financial Corp. (The)	408	9,466

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Community Trust Bancorp, Inc.	18,195	$616,811
	Community West Bancshares	400	2,764
	ConnectOne Bancorp, Inc.	38,800	579,672
*	Consumer Portfolio Services, Inc.	26,500	78,440
#	Cowen, Inc., Class A	3,989	43,680
#	Cullen/Frost Bankers, Inc.	500	35,930
*	Customers Bancorp, Inc.	2,290	29,220
	Donegal Group, Inc., Class A	12,386	177,368
*	Donnelley Financial Solutions, Inc.	6,900	50,232
	E*TRADE Financial Corp.	86,881	3,528,237
	Eagle Bancorp Montana, Inc.	1,000	17,400
	East West Bancorp, Inc.	87,046	3,052,703
	Employers Holdings, Inc.	27,567	837,210
*	Equity Bancshares, Inc., Class A	2,393	44,845
	ESSA Bancorp, Inc.	8,217	98,604
	Evans Bancorp, Inc.	1,681	46,681
	Everest Re Group, Ltd.	34,913	6,044,488
	FBL Financial Group, Inc., Class A	24,660	963,713
	Federal Agricultural Mortgage Corp., Class A	177	11,024
	Federal Agricultural Mortgage Corp., Class C	9,500	632,985
	FedNat Holding Co.	13,665	165,620
	Fifth Third Bancorp	380,432	7,110,274
	Financial Institutions, Inc.	296	5,728
	First American Financial Corp.	71,961	3,318,841
	First Bancorp	16,138	429,109
	First BanCorp	184,745	1,077,063
	First Busey Corp.	27,120	499,550
	First Business Financial Services, Inc.	964	16,562
	First Citizens BancShares, Inc., Class A	8,627	3,295,514
	First Commonwealth Financial Corp.	81,147	772,519
	First Defiance Financial Corp.	21,760	378,189
	First Financial Bancorp	87,606	1,347,380
	First Financial Corp.	1,147	40,741
	First Financial Northwest, Inc.	25,371	249,143
	First Hawaiian, Inc.	67,992	1,195,979
#	First Horizon National Corp.	92,882	843,369
	First Internet Bancorp	5,329	83,665
	First Interstate BancSystem, Inc., Class A	7,320	247,416
	First Merchants Corp.	40,115	1,135,656
	First Midwest Bancorp, Inc.	103,318	1,527,040
	First United Corp.	1,266	19,433
	Flagstar Bancorp, Inc.	9,232	239,201
	FNB Corp.	122,668	992,384
	Franklin Financial Network, Inc.	5,337	126,594
	Fulton Financial Corp.	180,780	2,113,318
	Global Indemnity, Ltd.	8,282	203,654
	Goldman Sachs Group, Inc. (The)	198,993	36,499,296
	Great Southern Bancorp, Inc.	1,616	68,793
	Great Western Bancorp, Inc.	25,293	475,508
	Guaranty Federal Bancshares, Inc.	1,684	26,119
*	Hallmark Financial Services, Inc.	16,734	72,291
	Hanmi Financial Corp.	3,221	38,877
	Hanover Insurance Group, Inc. (The)	88,829	8,916,655
	Hartford Financial Services Group, Inc. (The)	245,844	9,339,614
	Heartland Financial USA, Inc.	465	15,796
	Hilltop Holdings, Inc.	26,171	505,100
*	HMN Financial, Inc.	3,456	53,568
	Home Bancorp, Inc.	719	18,263
	Home BancShares, Inc.	49,545	759,525

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	HomeStreet, Inc.	2,200	$56,210
	Hope Bancorp, Inc.	103,224	1,027,079
	Horace Mann Educators Corp.	58,206	2,046,523
	Huntington Bancshares, Inc.	707,863	6,540,654
	IBERIABANK Corp.	20,196	837,326
	Independence Holding Co.	500	13,830
	Independent Bank Corp.	339	24,710
#	Independent Bank Group, Inc.	40,199	1,218,432
	International Bancshares Corp.	23,718	687,585
	Investors Bancorp, Inc.	81,912	762,601
	Investors Title Co.	1,069	143,139
#	Janus Henderson Group P.L.C.	21,521	385,226
	JPMorgan Chase & Co.	2,307,658	220,981,330
	Kemper Corp.	40,117	2,696,665
	KeyCorp.	526,210	6,130,346
	Lakeland Bancorp, Inc.	55,240	618,136
#	Landmark Bancorp, Inc.	2,634	57,869
	Legg Mason, Inc.	44,900	2,237,367
	Lincoln National Corp.	22,300	790,981
	Loews Corp.	243,798	8,450,039
	M&T Bank Corp.	35,300	3,956,424
	Mackinac Financial Corp.	6,893	71,136
	Marlin Business Services Corp.	13,787	146,694
# *	MBIA, Inc.	82,267	669,653
	Mercantile Bank Corp.	4,422	104,359
	Meridian Bancorp, Inc.	1,000	11,780
*	Meridian Corp.	511	7,563
	MetLife, Inc.	318,167	11,479,465
	MGIC Investment Corp.	340,167	2,486,621
	Middlefield Banc Corp.	452	7,797
	MidWestOne Financial Group, Inc.	346	7,221
	Morgan Stanley	1,036,923	40,885,874
	MVB Financial Corp.	716	9,831
	National Western Life Group, Inc., Class A	900	173,457
#	Navient Corp.	61,729	470,375
	Nelnet, Inc., Class A	16,900	813,735
	New York Community Bancorp, Inc.	195,658	2,124,846
»	NewStar Financial, Inc.	41,166	28,911
	Northfield Bancorp, Inc.	2,300	25,921
	Northrim BanCorp, Inc.	5,734	134,462
	Northwest Bancshares, Inc.	109,427	1,161,020
	OceanFirst Financial Corp.	5,466	92,102
	OFG Bancorp	34,148	429,582
	Old National Bancorp	66,704	945,196
	Old Republic International Corp.	252,367	4,025,254
	OneMain Holdings, Inc.	68,655	1,662,138
	Oppenheimer Holdings, Inc., Class A	3,097	63,736
*	Pacific Mercantile Bancorp	4,866	19,513
	Pacific Premier Bancorp, Inc.	3,466	73,999
	PacWest Bancorp	105,681	2,138,983
	Parke Bancorp, Inc.	660	9,299
	Peoples Bancorp of North Carolina, Inc.	275	4,785
	Peoples Bancorp, Inc.	15,923	387,088
	People’s United Financial, Inc.	77,200	979,668
	Pinnacle Financial Partners, Inc.	27,914	1,123,539
	PNC Financial Services Group, Inc. (The)	217,040	23,151,657
	Popular, Inc.	87,336	3,370,296
# *	PRA Group, Inc.	3,923	108,824
	Premier Financial Bancorp, Inc.	9,004	117,052

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Principal Financial Group, Inc.	218,754	$7,964,833
	Prosperity Bancshares, Inc.	58,494	3,505,545
#	Protective Insurance Corp., Class A	300	5,637
	Protective Insurance Corp., Class B	5,098	79,631
	Provident Financial Holdings, Inc.	4,144	54,079
	Provident Financial Services, Inc.	71,759	1,029,742
	Prudential Bancorp, Inc.	1,222	15,031
	Prudential Financial, Inc.	220,446	13,749,217
	Radian Group, Inc.	167,314	2,506,364
	Regions Financial Corp.	1,302,555	14,002,466
	Reinsurance Group of America, Inc.	153,566	16,075,289
	RenaissanceRe Holdings, Ltd.	17,953	2,621,318
	Renasant Corp.	44,538	1,168,232
	Riverview Bancorp, Inc.	1,682	9,301
	Safety Insurance Group, Inc.	26,197	2,203,692
	Salisbury Bancorp, Inc.	300	10,125
#	Sandy Spring Bancorp, Inc.	10,325	263,288
	Santander Consumer USA Holdings, Inc.	48,660	758,609
	SB Financial Group, Inc.	1,128	16,469
*	Select Bancorp, Inc.	2,728	22,370
	Selective Insurance Group, Inc.	45,200	2,265,876
	Severn Bancorp, Inc.	1,399	7,974
	Signature Bank	28,102	3,011,972
	Simmons First National Corp., Class A	52,445	980,722
	SLM Corp.	63,919	533,084
	South State Corp.	14,479	837,465
	Southern National Bancorp of Virginia, Inc.	193	1,944
	State Auto Financial Corp.	15,100	378,859
	State Street Corp.	60,004	3,782,652
	Sterling Bancorp	110,271	1,359,641
	Stewart Information Services Corp.	21,171	674,508
	Stifel Financial Corp.	73,600	3,259,008
	Synchrony Financial	544,549	10,776,625
	Synovus Financial Corp.	113,409	2,382,723
	TCF Financial Corp.	154,714	4,593,459
	Territorial Bancorp, Inc.	823	20,682
*	Texas Capital Bancshares, Inc.	22,592	627,606
	Timberland Bancorp, Inc.	3,971	76,839
	Tiptree, Inc.	37,071	236,884
	Towne Bank	10,057	203,151
	Travelers Cos., Inc. (The)	168,250	17,028,582
	TriCo Bancshares	854	25,722
	Truist Financial Corp.	526,391	19,644,912
	Trustmark Corp.	68,317	1,817,915
	UMB Financial Corp.	6,961	353,897
	Umpqua Holdings Corp.	52,732	660,468
	United Bankshares, Inc.	31,427	941,553
	United Community Banks, Inc.	9,172	193,942
	United Fire Group, Inc.	24,429	698,669
	Unity Bancorp, Inc.	3,592	51,581
	Universal Insurance Holdings, Inc.	900	16,407
	Univest Financial Corp.	2,256	39,931
	Unum Group	499,784	8,721,231
	Valley National Bancorp	239,294	2,000,498
	Virtus Investment Partners, Inc.	3,700	300,699
	Voya Financial, Inc.	24,457	1,104,723
	Washington Federal, Inc.	97,887	2,617,498
	Waterstone Financial, Inc.	8,526	123,798
	Webster Financial Corp.	22,479	635,032

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Wells Fargo & Co.	2,422,026	$70,359,855
	WesBanco, Inc.	34,796	858,765
	Western New England Bancorp, Inc.	13,698	82,325
	White Mountains Insurance Group, Ltd.	1,572	1,529,556
	Wintrust Financial Corp.	47,328	1,983,043
	WSFS Financial Corp.	40,724	1,188,326
	Zions Bancorp NA	121,745	3,848,359

TOTAL FINANCIALS			1,095,441,290

HEALTH CARE — (18.1%)
	Abbott Laboratories	915,297	84,289,701
# *	Acadia Healthcare Co., Inc.	68,394	1,642,140
*	Addus HomeCare Corp.	2,044	165,605
*	Alexion Pharmaceuticals, Inc.	102,164	10,979,565
	Allergan P.L.C.	26,101	4,889,761
*	Allscripts Healthcare Solutions, Inc.	33,823	219,850
*	AMN Healthcare Services, Inc.	3,400	159,732
*	AngioDynamics, Inc.	14,354	149,712
*	Anika Therapeutics, Inc.	14,671	487,517
	Anthem, Inc.	504,640	141,667,587
*	Arena Pharmaceuticals, Inc.	2,796	136,920
*	Bio-Rad Laboratories, Inc., Class A	6,342	2,791,114
*	BioSpecifics Technologies Corp.	2,500	142,275
	Bristol-Myers Squibb Co.	237,590	14,447,848
*	Brookdale Senior Living, Inc.	106,229	383,487
*	Catalent, Inc.	16,700	1,154,805
*	Centene Corp.	106,514	7,091,702
*	Cigna Corp.	285,386	55,872,871
	CONMED Corp.	43,239	3,195,794
	Cooper Cos., Inc. (The)	13,956	4,001,185
# *	Covetrus, Inc.	7,558	89,865
# *	Cross Country Healthcare, Inc.	33,795	212,571
*	CryoLife, Inc.	17,502	390,820
# *	Cumberland Pharmaceuticals, Inc.	23,319	92,343
	CVS Health Corp.	1,510,745	92,986,355
	Danaher Corp.	375,873	61,440,201
*	DaVita, Inc.	73,290	5,790,643
	DENTSPLY SIRONA, Inc.	67,083	2,847,003
# *	Digirad Corp.	2,671	8,841
*	Elanco Animal Health, Inc.	300	7,413
*	Emergent BioSolutions, Inc.	30,178	2,231,663
	Envista Holdings Corp.	163,737	3,187,959
# *	Enzo Biochem, Inc.	6,287	18,987
*	Exelixis, Inc.	31,444	776,510
*	FONAR Corp.	1,460	28,470
*	Globus Medical, Inc., Class A	13,207	626,804
# *	Harvard Bioscience, Inc.	16,180	44,495
*	HMS Holdings Corp.	6,400	183,520
*	Horizon Therapeutics P.L.C.	45,000	1,621,800
	Humana, Inc.	198,071	75,627,469
*	Integer Holdings Corp.	41,672	3,102,897
# *	IntriCon Corp.	8,135	107,382
*	Jazz Pharmaceuticals P.L.C.	44,811	4,940,413
	Kewaunee Scientific Corp.	1,631	17,126
*	Laboratory Corp. of America Holdings	9,871	1,623,286
# *	LHC Group, Inc.	30,318	3,941,037
# *	Ligand Pharmaceuticals, Inc.	2,168	213,700
	Luminex Corp.	19,129	689,600
*	Magellan Health, Inc.	18,899	1,147,736

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
* »	MedCath Corp.	29,240	$0
# *	MEDNAX, Inc.	75,502	1,096,289
# *	Medpace Holdings, Inc.	800	63,888
	Medtronic P.L.C.	814,175	79,487,905
*	Meridian Bioscience, Inc.	37,500	450,000
*	Merit Medical Systems, Inc.	27,130	1,107,447
# *	Molina Healthcare, Inc.	18,941	3,105,756
*	Mylan NV	114,871	1,926,387
# *	Myriad Genetics, Inc.	1,987	30,719
	National HealthCare Corp.	6,880	470,386
*	Natus Medical, Inc.	16,198	404,788
*	NuVasive, Inc.	4,355	265,132
*	Omnicell, Inc.	35,405	2,581,024
*	OraSure Technologies, Inc.	69,400	1,106,236
#	Patterson Cos., Inc.	12,992	237,494
	PerkinElmer, Inc.	76,500	6,925,545
	Perrigo Co. P.L.C.	36,061	1,922,051
	Pfizer, Inc.	3,696,959	141,815,347
*	Premier, Inc., Class A	13,070	433,401
*	Prestige Consumer Healthcare, Inc.	111,489	4,536,487
*	Providence Service Corp. (The)	9,300	539,493
	Quest Diagnostics, Inc.	20,299	2,235,123
*	RTI Surgical Holdings, Inc.	63,120	170,740
*	Select Medical Holdings Corp.	124,004	2,116,748
	STERIS P.L.C.	200	28,500
*	Supernus Pharmaceuticals, Inc.	523	12,238
# *	Surmodics, Inc.	5,593	213,093
# *	Syneos Health, Inc.	37,367	2,084,705
*	Taro Pharmaceutical Industries, Ltd.	3,478	240,365
	Teleflex, Inc.	20,806	6,978,332
	Thermo Fisher Scientific, Inc.	435,609	145,789,620
# *	Triple-S Management Corp., Class B	21,741	368,075
*	United Therapeutics Corp.	16,900	1,851,564
	UnitedHealth Group, Inc.	89,716	26,239,239
	Universal Health Services, Inc., Class B	38,927	4,114,195
*	Vanda Pharmaceuticals, Inc.	700	8,050
*	Varex Imaging Corp.	5,400	141,102
	Zimmer Biomet Holdings, Inc.	34,405	4,118,278

TOTAL HEALTH CARE			1,043,081,822

INDUSTRIALS — (12.2%)
	AAR Corp.	35,596	696,970
	ABM Industries, Inc.	76,400	2,635,036
	Acme United Corp.	1,030	22,361
	Acuity Brands, Inc.	32,822	2,842,057
# *	Advanced Disposal Services, Inc.	9,007	290,476
*	AECOM	22,080	800,621
*	Aegion Corp.	38,330	615,196
# *	Aerovironment, Inc.	35,065	2,113,017
	AGCO Corp.	73,273	3,871,745
	Air Lease Corp.	74,037	1,936,068
*	Air Transport Services Group, Inc.	21,308	431,274
	Alamo Group, Inc.	22,751	2,239,608
	Alaska Air Group, Inc.	114,992	3,739,540
	Albany International Corp., Class A	20,551	1,050,978
	Allegiant Travel Co.	10,873	853,313
	Allied Motion Technologies, Inc.	1,458	42,020
	Altra Industrial Motion Corp.	15,484	432,158
	AMERCO	29,431	8,244,506

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Ameresco, Inc., Class A	981	$17,717
*	American Woodmark Corp.	17,504	899,881
	Apogee Enterprises, Inc.	36,374	743,485
	Applied Industrial Technologies, Inc.	11,718	613,906
	ARC Document Solutions, Inc.	20,800	14,560
	ArcBest Corp.	12,135	247,190
	Arcosa, Inc.	61,271	2,283,570
	Argan, Inc.	16,121	605,182
*	ASGN, Inc.	55,051	2,557,119
	Astec Industries, Inc.	22,925	919,522
# *	Atlas Air Worldwide Holdings, Inc.	29,094	955,738
	AZZ, Inc.	19,600	615,244
	Barnes Group, Inc.	52,200	2,003,436
*	Beacon Roofing Supply, Inc.	32,799	721,578
*	BMC Stock Holdings, Inc.	52,400	1,113,500
	Brady Corp., Class A	55,500	2,416,470
*	Builders FirstSource, Inc.	28,442	521,911
*	CAI International, Inc.	17,082	281,682
	Carlisle Cos., Inc.	42,219	5,106,810
*	Carrier Global Corp.	245,098	4,340,686
*	Casella Waste Systems, Inc., Class A	5,201	241,222
*	CBIZ, Inc.	39,049	927,414
*	CECO Environmental Corp.	3,773	20,450
*	Chart Industries, Inc.	23,620	843,706
	Chicago Rivet & Machine Co.	700	15,057
*	CIRCOR International, Inc.	6,849	102,256
*	Clean Harbors, Inc.	40,519	2,164,930
# *	Colfax Corp.	17,646	455,090
	Columbus McKinnon Corp.	17,542	475,037
	Comfort Systems USA, Inc.	44,560	1,483,848
*	Commercial Vehicle Group, Inc.	31,533	76,310
	CompX International, Inc.	500	6,890
#	Copa Holdings SA, Class A	33,488	1,480,504
	CoreLogic, Inc.	96,545	3,709,259
*	Covenant Transportation Group, Inc., Class A	7,080	62,870
	CRA International, Inc.	7,613	320,736
	Crane Co.	17,597	958,157
	CSW Industrials, Inc.	300	19,872
	CSX Corp.	1,008,000	66,759,840
#	Cubic Corp.	31,381	1,199,068
	Curtiss-Wright Corp.	46,353	4,804,488
	Delta Air Lines, Inc.	433,135	11,222,528
	Deluxe Corp.	17,026	479,622
	Douglas Dynamics, Inc.	30,234	1,117,449
*	Ducommun, Inc.	12,645	357,095
*	DXP Enterprises, Inc.	16,202	241,734
# *	Dycom Industries, Inc.	8,097	263,962
	Eastern Co. (The)	10,193	183,474
	Eaton Corp. P.L.C.	265,270	22,150,045
*	Echo Global Logistics, Inc.	31,380	550,091
	EMCOR Group, Inc.	63,171	4,013,254
	Encore Wire Corp.	24,066	1,101,741
#	Enerpac Tool Group Corp.	21,000	358,260
	EnerSys	44,939	2,623,988
	Ennis, Inc.	30,835	573,839
	ESCO Technologies, Inc.	29,848	2,277,402
	Espey Manufacturing & Electronics Corp.	1,671	31,766
	Federal Signal Corp.	71,923	1,936,886
	FedEx Corp.	144,562	18,326,125

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Flowserve Corp.	52,147	$1,468,981
	Fortune Brands Home & Security, Inc.	123,726	5,963,593
	Forward Air Corp.	5,747	296,545
*	Franklin Covey Co.	3,046	63,204
	Franklin Electric Co., Inc.	21,158	1,074,826
*	FTI Consulting, Inc.	43,936	5,595,689
#	GATX Corp.	65,445	3,880,888
*	Gencor Industries, Inc.	13,149	159,366
*	Gibraltar Industries, Inc.	34,903	1,616,009
*	Goldfield Corp. (The)	4,304	14,849
	Gorman-Rupp Co. (The)	22,062	650,829
*	GP Strategies Corp.	18,583	147,921
#	Granite Construction, Inc.	13,854	227,760
*	Great Lakes Dredge & Dock Corp.	69,820	617,209
#	Greenbrier Cos., Inc. (The)	23,651	401,594
#	Griffon Corp.	40,152	658,894
#	Hawaiian Holdings, Inc.	35,522	511,517
	Heartland Express, Inc.	13,705	268,481
	Heidrick & Struggles International, Inc.	18,634	418,147
*	Herc Holdings, Inc.	1,679	47,398
*	Heritage-Crystal Clean, Inc.	7,665	140,653
	Herman Miller, Inc.	23,686	533,882
# *	Hertz Global Holdings, Inc.	50,225	202,909
	Hillenbrand, Inc.	20,148	422,101
*	Houston Wire & Cable Co.	9,200	21,252
	Howmet Aerospace, Inc.	222,905	2,913,368
*	Hub Group, Inc., Class A	1,944	93,526
	Hubbell, Inc.	17,724	2,205,397
	Hurco Cos., Inc.	7,910	258,578
*	Huron Consulting Group, Inc.	25,901	1,451,492
	Hyster-Yale Materials Handling, Inc.	12,246	478,084
*	IAA Inc.	18,100	698,660
	ICF International, Inc.	31,660	2,328,276
*	Ingersoll Rand, Inc.	193,247	5,619,623
*	InnerWorkings, Inc.	11,981	21,206
	Insteel Industries, Inc.	17,578	308,845
	Interface, Inc.	9,774	90,312
	ITT, Inc.	92,819	4,893,418
	Jacobs Engineering Group, Inc.	12,700	1,050,925
*	JELD-WEN Holding, Inc.	4,547	57,747
*	JetBlue Airways Corp.	324,893	3,164,458
	Kadant, Inc.	10,486	881,768
	Kaman Corp.	27,087	1,049,892
#	KAR Auction Services, Inc.	18,100	271,138
	Kennametal, Inc.	49,746	1,273,995
	Kimball International, Inc., Class B	38,632	474,015
*	Kirby Corp.	15,266	815,510
#	Knight-Swift Transportation Holdings, Inc.	84,110	3,127,210
	Knoll, Inc.	8,100	94,446
	Korn Ferry	63,010	1,816,578
*	Kratos Defense & Security Solutions, Inc.	2,711	40,719
	L3Harris Technologies, Inc.	127,356	24,668,857
*	Lawson Products, Inc.	8,847	297,348
*	LB Foster Co., Class A	4,904	70,569
	LSI Industries, Inc.	15,841	98,214
*	Lydall, Inc.	15,605	174,776
#	Macquarie Infrastructure Corp.	16,662	459,705
	ManpowerGroup, Inc.	57,319	4,255,363
	Marten Transport, Ltd.	79,636	1,785,439

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Masonite International Corp.	19,500	$1,152,060
# *	MasTec, Inc.	63,539	2,281,050
	Matson, Inc.	62,316	1,884,436
	Matthews International Corp., Class A	25,800	617,652
	McGrath RentCorp.	22,452	1,224,757
*	Mercury Systems, Inc.	2,055	183,224
*	Middleby Corp. (The)	6,600	367,158
	Miller Industries, Inc.	20,099	610,608
*	Mistras Group, Inc.	14,828	70,433
	Mobile Mini, Inc.	54,461	1,555,951
	Moog, Inc., Class A	35,839	1,773,314
*	MRC Global, Inc.	97,164	520,799
	MSC Industrial Direct Co., Inc., Class A	3,500	208,740
	Mueller Industries, Inc.	44,012	1,139,911
	Mueller Water Products, Inc., Class A	72,387	686,953
*	MYR Group, Inc.	19,582	587,460
	National Presto Industries, Inc.	5,471	444,847
	Nielsen Holdings P.L.C.	17,000	250,410
	NL Industries, Inc.	100	335
	NN, Inc.	9,957	34,352
	Norfolk Southern Corp.	545,229	93,288,682
*	Northwest Pipe Co.	5,286	128,555
*	NOW, Inc.	12,749	78,661
	nVent Electric P.L.C.	141,034	2,630,284
	Oshkosh Corp.	76,335	5,154,902
*	Otis Worldwide Corp.	122,549	6,238,970
	Owens Corning	149,300	6,473,648
	PACCAR, Inc.	165,276	11,442,057
*	PAM Transportation Services, Inc.	6,449	246,223
	Park Aerospace Corp.	9,330	124,182
	Park-Ohio Holdings Corp.	2,542	46,595
	Patrick Industries, Inc.	13,200	544,104
	Pentair P.L.C.	75,472	2,610,576
*	Perma-Pipe International Holdings, Inc.	8,900	51,620
*	PGT Innovations, Inc.	49,980	516,793
	Powell Industries, Inc.	5,719	145,091
	Preformed Line Products Co.	400	19,872
	Primoris Services Corp.	34,000	530,740
	Quad/Graphics, Inc.	6,491	24,146
	Quanex Building Products Corp.	30,731	383,216
	Quanta Services, Inc.	168,307	6,119,642
*	Radiant Logistics, Inc.	42,044	179,948
	Raytheon Technologies Corp.	226,232	14,662,096
*	RCM Technologies, Inc.	15,245	22,105
	Regal Beloit Corp.	22,880	1,624,709
	Republic Services, Inc.	429,755	33,667,007
*	Resideo Technologies, Inc.	27,514	141,147
	Resources Connection, Inc.	31,255	340,054
	Rexnord Corp.	66,378	1,810,128
	Rush Enterprises, Inc., Class A	33,503	1,256,362
	Rush Enterprises, Inc., Class B	18,522	654,012
	Ryder System, Inc.	89,844	3,180,478
*	Saia, Inc.	29,325	2,713,149
	Schneider National, Inc., Class B	9,398	205,910
*	Sensata Technologies Holding P.L.C.	88,061	3,203,659
*	SIFCO Industries, Inc.	4,527	11,040
	Simpson Manufacturing Co., Inc.	37,725	2,719,972
	SkyWest, Inc.	57,460	1,778,387
	Snap-on, Inc.	38,115	4,966,003

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Southwest Airlines Co.	531,263	$16,601,969
	Spartan Motors, Inc.	33,020	465,252
# *	Spirit Airlines, Inc.	63,489	953,605
*	SPX FLOW, Inc.	15,945	519,329
	Standex International Corp.	22,341	1,113,475
	Stanley Black & Decker, Inc.	129,900	14,314,980
	Steelcase, Inc., Class A	100,669	1,102,326
# *	Stericycle, Inc.	33,600	1,639,680
*	Sterling Construction Co., Inc.	29,900	295,412
# *	Team, Inc.	12,074	74,497
	Terex Corp.	42,936	652,198
	Tetra Tech, Inc.	57,122	4,300,144
*	Textainer Group Holdings, Ltd.	10,800	94,824
	Textron, Inc.	77,944	2,054,604
*	Thermon Group Holdings, Inc.	5,700	87,096
	Timken Co. (The)	40,125	1,507,897
	Titan International, Inc.	18,000	25,380
*	Titan Machinery, Inc.	17,783	167,160
	Trane Technologies P.L.C.	213,109	18,629,989
*	Transcat, Inc.	7,700	216,293
*	TriMas Corp.	10,200	243,168
#	Trinity Industries, Inc.	120,734	2,328,959
#	Triton International, Ltd.	28,853	893,866
# *	Twin Disc, Inc.	6,900	41,469
	UFP Industries, Inc.	95,400	3,922,848
*	Ultralife Corp.	3,309	23,328
	UniFirst Corp.	18,705	3,145,246
	Union Pacific Corp.	420,400	67,175,716
*	United Airlines Holdings, Inc.	138,905	4,108,810
*	United Rentals, Inc.	51,618	6,632,913
# *	Univar Solutions, Inc.	77,916	1,131,340
# *	USA Truck, Inc.	7,482	37,260
	Valmont Industries, Inc.	10,420	1,221,641
*	Vectrus, Inc.	11,269	586,101
*	Veritiv Corp.	9,937	93,110
	Viad Corp.	23,193	555,936
*	Virco Manufacturing Corp.	12,601	29,990
	VSE Corp.	6,244	120,010
#	Wabash National Corp.	23,800	195,160
	Watts Water Technologies, Inc., Class A	29,209	2,406,822
	Werner Enterprises, Inc.	51,539	2,067,745
*	WESCO International, Inc.	50,840	1,315,231
*	Willdan Group, Inc.	7,100	180,056
*	Willis Lease Finance Corp.	6,713	134,327
	Woodward, Inc.	14,712	890,959
# *	XPO Logistics, Inc.	103,005	6,874,554

TOTAL INDUSTRIALS			703,168,200

INFORMATION TECHNOLOGY — (11.0%)
*	ACI Worldwide, Inc.	2,971	81,405
*	Advanced Energy Industries, Inc.	3,570	198,492
*	Agilysys, Inc.	3,000	58,770
*	Alithya Group, Inc., Class A	11,334	20,515
	Alliance Data Systems Corp.	7,000	350,490
*	Alpha & Omega Semiconductor, Ltd.	20,661	248,552
	Amdocs, Ltd.	99,072	6,384,200
*	Amkor Technology, Inc.	1,400	13,832
	Analog Devices, Inc.	24,652	2,701,859
*	Anixter International, Inc.	17,801	1,653,001

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Arrow Electronics, Inc.	175,521	$11,043,781
	AstroNova, Inc.	6,285	44,184
	Avnet, Inc.	84,362	2,532,547
*	Aware, Inc.	14,326	36,531
*	Axcelis Technologies, Inc.	31,733	741,283
*	AXT, Inc.	24,921	137,813
#	Bel Fuse, Inc., Class A	3,574	25,411
	Bel Fuse, Inc., Class B	11,381	84,902
	Belden, Inc.	2,684	91,766
	Benchmark Electronics, Inc.	62,063	1,282,222
	Brooks Automation, Inc.	52,147	2,007,138
	Cabot Microelectronics Corp.	13,809	1,692,155
*	CACI International, Inc., Class A	27,304	6,829,823
*	CalAmp Corp.	26,700	179,424
*	Calix, Inc.	5,463	62,825
# *	Cardtronics P.L.C., Class A	13,293	304,410
#	Cerence Inc.	24,487	518,145
*	Ciena Corp.	133,800	6,188,250
*	Cirrus Logic, Inc.	66,501	5,027,476
	Cisco Systems, Inc.	5,337	226,182
# *	Coherent, Inc.	16,244	2,077,120
	Cohu, Inc.	35,808	591,906
# *	CommScope Holding Co., Inc.	103,267	1,136,970
	Comtech Telecommunications Corp.	15,569	288,182
*	Conduent, Inc.	481	1,212
	Corning, Inc.	785,955	17,298,870
# *	Cree, Inc.	13,400	577,942
	CSP, Inc.	2,414	25,323
	CTS Corp.	66,936	1,550,238
*	CyberOptics Corp.	3,281	83,961
	Daktronics, Inc.	40,433	182,757
# *	Digi International, Inc.	25,438	288,721
*	Diodes, Inc.	48,570	2,471,727
*	DSP Group, Inc.	46,713	805,799
	DXC Technology Co.	228,936	4,150,610
*	EchoStar Corp., Class A	27,350	862,893
*	EMCORE Corp.	744	2,031
*	ePlus, Inc.	17,490	1,237,418
*	Fabrinet	41,355	2,595,026
	Fidelity National Information Services, Inc.	201,896	26,628,063
# *	First Solar, Inc.	30,266	1,332,007
*	Fiserv, Inc.	38,562	3,974,200
*	Flex, Ltd.	467,295	4,560,799
	FLIR Systems, Inc.	78,882	3,423,479
*	FormFactor, Inc.	83,395	1,943,103
*	Frequency Electronics, Inc.	7,390	74,270
	Global Payments, Inc.	76,846	12,757,973
*	GSI Technology, Inc.	2,491	19,255
	Hackett Group, Inc. (The)	18,000	266,940
# *	Harmonic, Inc.	82,383	477,821
	Hewlett Packard Enterprise Co.	894,616	8,999,837
*	Ichor Holdings, Ltd.	14,000	348,600
# *	II-VI, Inc.	548	18,862
*	Insight Enterprises, Inc.	42,100	2,285,609
	Intel Corp.	4,943,498	296,511,010
	InterDigital, Inc.	21,111	1,219,582
*	Itron, Inc.	25,301	1,766,516
	Jabil, Inc.	156,633	4,454,643
	Juniper Networks, Inc.	195,414	4,220,942

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KBR, Inc.	136,686	$2,769,258
	KEMET Corp.	58,223	1,572,603
*	Key Tronic Corp.	17,623	81,594
*	Kimball Electronics, Inc.	23,443	316,949
*	Knowles Corp.	99,915	1,553,678
	Kulicke & Soffa Industries, Inc.	74,988	1,797,462
*	KVH Industries, Inc.	13,696	127,099
*	Lattice Semiconductor Corp.	35,397	796,786
*	Limelight Networks, Inc.	63,304	320,951
	Littelfuse, Inc.	7,314	1,062,285
*	LiveRamp Holdings, Inc.	7,769	294,134
	LogMeIn, Inc.	20,208	1,726,976
# *	Lumentum Holdings, Inc.	51,495	4,166,460
	ManTech International Corp., Class A	30,048	2,240,379
	Marvell Technology Group, Ltd.	166,418	4,450,017
	Methode Electronics, Inc.	72,016	2,161,920
*	Micron Technology, Inc.	878,203	42,057,142
	MKS Instruments, Inc.	62,405	6,254,853
	MTS Systems Corp.	20,700	440,289
*	NETGEAR, Inc.	34,428	825,583
*	Nuance Communications, Inc.	195,900	3,957,180
# *	ON Semiconductor Corp.	379,816	6,094,148
*	Onto Innovation Inc.	46,997	1,525,523
# *	Optical Cable Corp.	10,474	27,756
*	OSI Systems, Inc.	19,200	1,389,696
# *	PAR Technology Corp.	10,048	190,008
	PC Connection, Inc.	35,467	1,629,709
*	Perceptron, Inc.	1,300	3,653
*	Perficient, Inc.	28,300	985,689
	Perspecta, Inc.	114,468	2,469,075
*	Photronics, Inc.	79,712	952,558
*	Plexus Corp.	35,152	2,203,679
*	Qorvo, Inc.	95,832	9,394,411
*	Rambus, Inc.	9,315	116,717
	Richardson Electronics, Ltd.	15,464	61,856
# *	Rogers Corp.	10,243	1,137,383
*	Sanmina Corp.	39,846	1,104,930
*	ScanSource, Inc.	21,541	558,343
	Science Applications International Corp.	30,919	2,524,846
	SS&C Technologies Holdings, Inc.	51,586	2,845,484
*	Sykes Enterprises, Inc.	21,292	609,590
# *	Synaptics, Inc.	38,700	2,530,593
	SYNNEX Corp.	55,899	4,894,516
	TE Connectivity, Ltd.	197,255	14,490,352
*	Tech Data Corp.	81,325	11,437,548
#	TESSCO Technologies, Inc.	8,689	53,524
	TiVo Corp.	19,000	133,570
*	TTM Technologies, Inc.	72,684	842,408
# *	Ultra Clean Holdings, Inc.	39,982	735,269
*	Verint Systems, Inc.	44,826	1,915,863
# *	ViaSat, Inc.	22,743	964,303
*	Viavi Solutions, Inc.	16,203	195,732
*	Virtusa Corp.	30,064	992,112
	Vishay Intertechnology, Inc.	151,731	2,517,217
*	Vishay Precision Group, Inc.	16,480	381,018
	Western Digital Corp.	215,907	9,948,995
*	Xerox Holdings Corp.	128,558	2,351,326
	Xperi Corp.	54,435	831,767

TOTAL INFORMATION TECHNOLOGY			632,294,366

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (3.0%)
*	AdvanSix, Inc.	19,500	$237,510
#	Albemarle Corp.	92,334	5,672,078
*	Alcoa Corp.	43,626	355,552
# *	Allegheny Technologies, Inc.	44,120	331,341
# *	Amcor, PLC	213,649	1,916,432
*	Arconic Corp.	64,458	562,074
	Ashland Global Holdings, Inc.	112,560	6,943,826
*	Berry Global Group, Inc.	8,100	322,299
	Boise Cascade Co.	43,464	1,359,119
	Cabot Corp.	46,280	1,568,429
	Carpenter Technology Corp.	52,999	1,174,988
# *	Century Aluminum Co.	2,522	10,971
	Chemours Co. (The)	7,630	89,500
*	Clearwater Paper Corp.	895	21,426
	Commercial Metals Co.	88,897	1,417,018
	Compass Minerals International, Inc.	3,757	184,694
# *	Core Molding Technologies, Inc.	11,847	29,854
*	Corteva, Inc.	3,686	96,536
	Domtar Corp.	46,407	1,084,068
*	Dow, Inc.	163,118	5,984,799
	DuPont de Nemours, Inc.	3,686	173,316
	Eastman Chemical Co.	62,099	3,757,610
# *	Element Solutions, Inc.	90,367	926,262
	Friedman Industries, Inc.	3,048	12,984
	FutureFuel Corp.	6,104	63,360
	Gold Resource Corp.	53,300	220,129
	Graphic Packaging Holding Co.	204,980	2,736,483
	Greif, Inc., Class A	21,053	713,486
	Greif, Inc., Class B	400	15,900
	Hawkins, Inc.	10,809	404,581
	Haynes International, Inc.	10,047	222,039
	HB Fuller Co.	57,208	2,104,682
	Hecla Mining Co.	73,348	192,905
	Huntsman Corp.	219,652	3,692,350
	Innospec, Inc.	24,133	1,750,125
	International Flavors & Fragrances, Inc.	12,728	1,667,750
	International Paper Co.	237,550	8,136,087
	Kaiser Aluminum Corp.	27,181	1,963,284
*	Kraton Corp.	18,082	282,260
	Kronos Worldwide, Inc.	2,217	21,039
	Linde P.L.C.	30,539	5,618,871
	Louisiana-Pacific Corp.	173,457	3,469,140
*	LSB Industries, Inc.	1,758	3,498
	LyondellBasell Industries NV, Class A	33,690	1,952,335
	Martin Marietta Materials, Inc.	23,633	4,495,706
	Materion Corp.	19,190	992,891
	Mercer International, Inc.	21,725	218,988
	Minerals Technologies, Inc.	34,280	1,509,691
	Myers Industries, Inc.	22,700	280,572
	Neenah, Inc.	7,684	375,440
	Newmont Corp.	502,635	29,896,730
	Northern Technologies International Corp.	6,070	49,410
	Nucor Corp.	164,456	6,773,943
#	Olin Corp.	186,712	2,492,605
	Olympic Steel, Inc.	9,986	94,268
	Packaging Corp. of America	15,471	1,495,272
	PH Glatfelter Co.	43,300	632,180
	PolyOne Corp.	1,985	46,231
*	PQ Group Holdings, Inc.	2,829	33,156

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Rayonier Advanced Materials, Inc.	3,100	$5,518
	Reliance Steel & Aluminum Co.	93,801	8,402,694
*	Resolute Forest Products, Inc.	46,500	112,065
	Royal Gold, Inc.	28,500	3,492,105
*	Ryerson Holding Corp.	10,600	48,972
	Schnitzer Steel Industries, Inc., Class A	400	6,224
	Schweitzer-Mauduit International, Inc.	31,500	1,014,930
	Sensient Technologies Corp.	38,101	1,820,847
	Silgan Holdings, Inc.	5,100	175,950
	Sonoco Products Co.	80,873	3,949,837
	Steel Dynamics, Inc.	215,469	5,229,433
	Stepan Co.	22,152	2,113,301
*	Summit Materials, Inc., Class A	95,498	1,442,975
	SunCoke Energy, Inc.	45,766	144,163
# *	Synalloy Corp.	949	8,389
# *	TimkenSteel Corp.	34,788	90,449
*	Trecora Resources	10,776	63,578
	Tredegar Corp.	26,545	437,462
	Trinseo SA	39,519	808,164
# *	Tronox Holdings P.L.C., Class A	64,513	439,979
*	UFP Technologies, Inc.	339	14,577
	United States Lime & Minerals, Inc.	2,500	200,250
#	United States Steel Corp.	25,874	198,712
# *	Universal Stainless & Alloy Products, Inc.	6,269	46,829
*	US Concrete, Inc.	4,591	88,055
	Valvoline, Inc.	204,538	3,516,008
*	Verso Corp., Class A	2,361	32,794
	Vulcan Materials Co.	58,246	6,580,051
	Westlake Chemical Corp.	158,152	6,871,704
	WestRock Co.	162,029	5,215,714
	Worthington Industries, Inc.	47,320	1,251,141

TOTAL MATERIALS			172,672,943

REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	89,249	3,831,460
	Griffin Industrial Realty, Inc.	1,500	57,630
	Jones Lang LaSalle, Inc.	40,739	4,301,224
	Kennedy-Wilson Holdings, Inc.	96,704	1,368,362
	Newmark Group, Inc., Class A	28,647	111,150
*	Rafael Holdings, Inc., Class B	550	7,760
	RE/MAX Holdings, Inc., Class A	3,800	99,902
# *	St Joe Co. (The)	40,700	744,810
*	Stratus Properties, Inc.	3,069	51,467

TOTAL REAL ESTATE			10,573,765

UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	3,029,113
	New Jersey Resources Corp.	46,254	1,562,460
	NRG Energy, Inc.	55,469	1,859,875
	Ormat Technologies, Inc.	21,734	1,356,419

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	Vistra Energy Corp.	26,700	$521,718

TOTAL UTILITIES			8,329,585

TOTAL COMMON STOCKS			5,637,715,346

RIGHTS/WARRANTS — (0.0%)

ENERGY — (0.0%)
# * »	Parker Drilling Co. Warrants 09/16/2024	710	0

TOTAL INVESTMENT SECURITIES (Cost $3,484,456,097)			5,637,715,346

TEMPORARY CASH INVESTMENTS — (1.2%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	69,908,508	69,908,508

SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	4,829,090	55,877,406

TOTAL INVESTMENTS — (100.0%) (Cost $3,610,231,060)			$5,763,501,260

P.L.C.	Public Limited Company
SA	Special Assessment

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$838,850,953	—	—	$838,850,953
Consumer Discretionary	310,180,848	$2,381	—	310,183,229
Consumer Staples	416,508,237	—	—	416,508,237
Energy	406,610,956	—	—	406,610,956
Financials	1,095,412,379	28,911	—	1,095,441,290
Health Care	1,043,081,822	—	—	1,043,081,822
Industrials	703,168,200	—	—	703,168,200
Information Technology	632,294,366	—	—	632,294,366
Materials	172,672,943	—	—	172,672,943
Real Estate	10,573,765	—	—	10,573,765
Utilities	8,329,585	—	—	8,329,585
Temporary Cash Investments	69,908,508	—	—	69,908,508
Securities Lending Collateral	—	55,877,406	—	55,877,406

TOTAL	$5,707,592,562	$55,908,698	—	$5,763,501,260

See accompanying Notes to Financial Statements.

(b)    Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 6, 2020

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Investment Group Inc.

Date: July 6, 2020

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Investment Group Inc.

Date: July 6, 2020

By:	/s/ Lisa M. Dallmer
Lisa M. Dallmer
Principal Financial Officer
Dimensional Investment Group Inc.

Date: July 6, 2020